================================================================================

     As filed with the Securities and Exchange Commission on April 27, 2006

                                                  Commission File Nos. 333-70384
                                                                       811-08401

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 --------------

                                    FORM N-4
                                 --------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                [ ]

Post-Effective Amendment No. 23            |X|

                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 80                           |X|
                                 --------------
                            JNLNY Separate Account I
                           (Exact Name of Registrant)
                                 --------------

               Jackson National Life Insurance Company of New York
                               (Name of Depositor)

                2900 Westchester Avenue, Purchase, New York 10577
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (517) 381-5500

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:

                               Susan S. Rhee, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951

It is proposed that this filing will become effective:

___  immediately upon filing pursuant to paragraph (b)
_X_  on May 1, 2006, pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
___  on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts.

                                PERSPECTIVE II(R)

              FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

                                    ISSUED BY
         JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R) THROUGH
                            JNLNY SEPARATE ACCOUNT I



THE DATE OF THIS PROSPECTUS IS MAY 1, 2006, which states the information about the Separate Account, the Contract, and Jackson National Life of NY you should know before investing. THIS PROSPECTUS IS A SUMMARY AND IT IS IMPORTANT THAT YOU READ THE CONTRACT AND RIDERS, WHICH ARE THE CONTROLLING DOCUMENTS. This information is meant to help you decide if the Contract will meet your needs. Please carefully read this prospectus and any related documents and keep everything together for future reference. Additional information about the Separate Account can be found in the statement of additional information (SAI) dated May 1, 2006 that is available upon request without charge. To obtain a copy, contact us at our:


                            ANNUITY SERVICE CENTER
                            P.O. BOX 378004
                            DENVER, COLORADO 80237-8004
                            1-800-599-5651
                            CONTACTUS@JNLNY.COM
                            WWW.JNLNY.COM

This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products with different product features, benefits and charges.


The SAI is incorporated by reference into this prospectus, and its table of contents begins on page 117. The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission (SEC) about this securities offering. The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.



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NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THE SECURITIES OFFERED THROUGH THIS PROSPECTUS DISCLOSURE. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE. WE DO NOT INTEND FOR THIS PROSPECTUS TO BE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THIS IS NOT PERMITTED.
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   o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit o Not insured by any federal agency
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"JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)" "Standard & Poor's 500," "500,"
"Standard & Poor's MidCap 400 " and "S&P MidCap 400 Index " are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. The JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P(R) 10 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/S&P(R) 24 Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such fund, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

"Dow Jones(R)," "Dow Jones Industrial AverageSM," "Dow Jones Select Dividend IndexSM," "DJIASM," "DowSM" and "Dow 10SM" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by Jackson National Life Insurance Company. Dow Jones has no relationship to the annuity and Jackson National Life Insurance Company, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund. Please see Appendix A for additional information. The JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product.



The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (Licensee) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R) 15 Fund, the JNL/Mellon Capital Management VIP Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson National Life Insurance Company. The JNL/Mellon Capital Management Value Line(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund. Jackson National Life Insurance Company is not affiliated with any Value Line Company.

THE CONTRACT MAKES AVAILABLE FOR INVESTMENT FIXED AND VARIABLE INVESTMENT OPTIONS. THE VARIABLE OPTIONS ARE INVESTMENT DIVISIONS OF THE SEPARATE ACCOUNT, EACH OF WHICH INVESTS IN ONE OF THE FOLLOWING FUNDS - ALL CLASS A SHARES (THE "FUNDS"):

JNL SERIES TRUST

JNL/AIM Large Cap Growth Fund
JNL/AIM Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Alger Growth Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/FMR Balanced Fund

JNL/FMR MID-CAP EQUITY FUND (formerly, JNL/FMR Capital Growth Fund)
JNL/FRANKLIN TEMPLETON INCOME FUND
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND
JNL/JPMorgan International Equity Fund
JNL/JPMorgan International Value Fund
JNL/LAZARD EMERGING MARKETS FUND
JNL/Lazard Mid Cap Value Fund
JNL/Lazard Small Cap Value
Fund JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
JNL/Oppenheimer Global Growth Fund
JNL/Oppenheimer Growth Fund
JNL/PIMCO Total Return Bond Fund
JNL/Putnam Equity Fund
JNL/Putnam Midcap Growth Fund
JNL/Putnam Value Equity Fund
JNL/Select Balanced Fund
JNL/Select Global Growth Fund
JNL/Select Large Cap Growth Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund
JNL/WESTERN HIGH YIELD BOND FUND (formerly, JNL/Salomon Brothers High Yield Bond
  Fund)
JNL/WESTERN STRATEGIC BOND FUND (formerly, JNL/Salomon Brothers Strategic Bond
  Fund)
JNL/WESTERN U.S. GOVERNMENT & QUALITY BOND FUND (formerly, JNL/Salomon Brothers
  U.S. Government & Quality Bond Fund)
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Retirement Income Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund


JNLNY VARIABLE FUND I LLC

JNL/Mellon Capital Management DowSM 10 Fund
JNL/Mellon Capital Management S&P(R) 10 Fund
JNL/Mellon Capital Management Global 15 Fund
JNL/Mellon Capital Management Nasdaq(R) 15 Fund
JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND
JNL/Mellon Capital Management Value Line(R) 25 Fund
JNL/Mellon Capital Management DowSM Dividend Fund

JNL VARIABLE FUND LLC

JNL/MELLON CAPITAL MANAGEMENT 25 FUND (merged from JNLNY Variable Fund I LLC) JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND
  (merged from JNLNY Variable Fund I LLC)
JNL/Mellon Capital Management JNL 5 Fund
JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund



HIGHLIGHTED ARE THE FUNDS THAT ARE NEWLY AVAILABLE, RECENTLY UNDERWENT NAME CHANGES, OR WERE SUBJECT TO A MERGER, AS MAY BE EXPLAINED IN THE ACCOMPANYING PARENTHETICAL. EFFECTIVE APRIL 28, 2006, THE JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND OF JNLNY VARIABLE FUND I LLC ("ACQUIRED FUND") WAS COMBINED WITH THE JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND OF JNL VARIABLE FUND LLC AS THE SURVIVING FUND. FURTHER, EFFECTIVE APRIL 28, 2006, THE JNL/MELLON CAPITAL MANAGEMENT 25 FUND OF JNLNY VARIABLE FUND I LLC ("ACQUIRED FUND") WAS COMBINED WITH THE JNL/MELLON CAPITAL MANAGEMENT 25 FUND OF JNL VARIABLE FUND LLC AS THE SURVIVING FUND. THE FUNDS ARE NOT THE SAME MUTUAL FUNDS THAT YOU WOULD BUY THROUGH YOUR STOCKBROKER OR A RETAIL MUTUAL FUND. THE PROSPECTUSES FOR THE FUNDS ARE ATTACHED TO THIS PROSPECTUS.

                                              TABLE OF CONTENTS


GLOSSARY                                                                    2


KEY FACTS                                                                   3


FEES AND EXPENSES TABLES                                                    4

THE ANNUITY CONTRACT                                                       15

JACKSON NATIONAL LIFE OF NY                                                15

THE FIXED ACCOUNT                                                          16

THE SEPARATE ACCOUNT                                                       17

INVESTMENT DIVISIONS                                                       17

CONTRACT CHARGES                                                           25

PURCHASES                                                                  40

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS                               44

TELEPHONE AND INTERNET TRANSACTIONS                                        45

ACCESS TO YOUR MONEY                                                       46

INCOME PAYMENTS (THE INCOME PHASE)                                        102

DEATH BENEFIT                                                             107

TAXES                                                                     110

OTHER INFORMATION                                                         114

PRIVACY POLICY                                                            115

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION              117


APPENDIX A (about Dow Jones)                                              A-1

APPENDIX B (about Contract Enhancement recapture charges)                 B-1

APPENDIX C (GMWB examples)                                                C-1

APPENDIX D                                                                D-1

APPENDIX E (Accumulation Unit values)                                     E-1

                                    GLOSSARY

THESE TERMS ARE CAPITALIZED WHEN USED THROUGHOUT THIS PROSPECTUS BECAUSE THEY HAVE SPECIAL MEANING. IN READING THIS PROSPECTUS, PLEASE REFER BACK TO THIS GLOSSARY IF YOU HAVE ANY QUESTIONS ABOUT THESE TERMS.

ACCUMULATION UNIT - a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

ANNUITANT - the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint annuitants. Any reference to the Annuitant includes any joint Annuitant.

ANNUITY UNIT - a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

BENEFICIARY - the natural person or legal entity designated to receive any Contract benefits upon the Owner's death. The Contract allows for the naming of multiple beneficiaries.

COMPLETED YEAR - the succeeding twelve months from the date on which we receive a premium payment.

COMPLETED YEAR - the succeeding twelve months from the date on which we receive a premium payment.

CONTRACT - the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

CONTRACT ANNIVERSARY - each one year anniversary of the Contract's Issue Date.

CONTRACT ENHANCEMENT - a credit that we will make to each premium payment you make during the first Contract Year.

CONTRACT MONTH - the period of time between consecutive monthly anniversaries of the Issue Date.

CONTRACT VALUE - the sum of your allocations between the Contract's Fixed Account and Investment Divisions. Contract Year - the succeeding twelve months from a Contract's Issue Date and every anniversary.

CONTRACT YEAR - the succeeding twelve months from a Contract's Issue Date and every anniversary.

INTEREST RATE ADJUSTMENT - an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, transferred, or annuitized before the end of the period.

FIXED ACCOUNT - part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period.

GENERAL ACCOUNT - the General Account includes all our assets, including any Contract Value you allocate to the Fixed Account, which are available to our creditors.

GOOD ORDER - when our administrative requirements are met for any requested action or change, including that we have received sufficient supporting documentation.

INCOME DATE - the date on which you begin receiving annuity payments.

ISSUE DATE - the date your Contract is issued.

INVESTMENT DIVISION - one of multiple variable options of the Separate Account to allocate your Contract's value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.

JACKSON NATIONAL LIFE OF NY, JNLNY, we, our, or us - Jackson National Life Insurance Company of New York. (We do not capitalize "we," "our," or "us" in the prospectus.)

OWNER, YOU OR YOUR - the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Usually, but not always, the Owner is the Annuitant. The Contract allows for the naming of joint owners. (We do not capitalize "you" or "your" in the prospectus.) Any reference to the Owner includes any joint Owner.

SEPARATE ACCOUNT - JNLNY Separate Account I.

                                    KEY FACTS

The immediately following two sections briefly introduce the Contract (and its benefits and features) and its costs; however, please carefully read the whole prospectus and any related documents before purchasing the Contract to be sure that it will meet your needs.

---------- -------------------------- ------------------------------------------

           ALLOCATION OPTIONS         The Contract makes available a
                                      Fixed Account and Investment Divisions for allocation of your premium payments and Contract Value. For more information about the fixed options, please see "THE FIXED
                                      ACCOUNT" beginning on page 16. For more
                                      information about the Investment
                                      Divisions, please see "INVESTMENT
                                      DIVISIONS" beginning on page 17.

---------- -------------------------- ------------------------------------------

---------- -------------------------- ------------------------------------------

           INVESTMENT PURPOSE         The Contract is intended to help
                                      you save for retirement or another
                                      long-term investment purpose. The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan. Qualified plans confer their own tax deferral. For more information, please see "TAXES" beginning on page 110.

---------- -------------------------- ------------------------------------------

---------- -------------------------- ------------------------------------------

           FREE LOOK                  If you change your mind about having
                                      purchased the Contract, you may return it without penalty. There are conditions and time and other limitations. For more information, please see "FREE LOOK" beginning on page 114.

---------- -------------------------- ------------------------------------------

---------- -------------------------- ------------------------------------------

           PURCHASES                  There are minimum and maximum premium
                                      requirements. You may elect to receive a credit on your premium payments during the first Contract Year, subject to fees, conditions and limitations. The Contract also has a premium protection option, namely the Capital Protection Program. For more information, please see "PURCHASES" beginning on page 40.

---------- -------------------------- ------------------------------------------

---------- -------------------------- ------------------------------------------

           WITHDRAWALS                Before the Income Date, there are a number
                                      of ways to access your Contract Value,
                                      generally subject to a charge or
                                      adjustment, particularly during the early
                                      Contract Years. There are also a number of optional withdrawal benefits available.
                                      The Contract has a free withdrawal
                                      provision and waives the charges and
                                      adjustments in the event you may require extended care. For more information, please see "ACCESS TO YOUR MONEY" beginning on page 46.

---------- -------------------------- ------------------------------------------

---------- -------------------------- ------------------------------------------

           INCOME PAYMENTS            There are a number of income
                                      options available, including an optional, guaranteed minimum income benefit. For more information, please see "INCOME
                                      PAYMENTS (THE INCOME PHASE)" beginning on page 102.

---------- -------------------------- ------------------------------------------

---------- -------------------------- ------------------------------------------

           DEATH BENEFIT              The Contract has a death benefit
                                      that becomes payable if you die before the Income Date. An optional death benefit is also available. For more information, please see "DEATH BENEFIT" beginning on page 107.

---------- -------------------------- ------------------------------------------

                            FEES AND EXPENSES TABLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT, SURRENDER THE CONTRACT OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.



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                                             OWNER TRANSACTION EXPENSES

      Front-end Sales Load                                                                                 None
      ---------------------------------------------------------------------------------------------------- --------

      Maximum Withdrawal Charge (1) -
             PERCENTAGE OF PREMIUM WITHDRAWN, IF APPLICABLE                                                7%
      ---------------------------------------------------------------------------------------------------- --------

      Maximum Contract Enhancement Recapture Charge 2 -
             PERCENTAGE OF THE CORRESPONDING FIRST YEAR PREMIUMS WITHDRAWN WITH A CONTRACT ENHANCEMENT     4%
      ---------------------------------------------------------------------------------------------------- --------

      Maximum Premium Taxes 3 -
             PERCENTAGE OF EACH PREMIUM                                                                    2%
      ---------------------------------------------------------------------------------------------------- --------

      Transfer Charge (4) -
             PER TRANSFER AFTER 15 IN A CONTRACT YEAR                                                      $25
      ---------------------------------------------------------------------------------------------------- --------

      Expedited Delivery Charge (5)                                                                        $22.50
      ---------------------------------------------------------------------------------------------------- --------

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(1) There may be a withdrawal charge on these withdrawals of Contract Value: withdrawals in excess of the free withdrawal amounts; withdrawals under a tax-qualified Contract that exceed the required minimum distribution of the Internal Revenue Code; withdrawals in excess of the free withdrawal amount to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity; a total withdrawal; and withdrawals on an Income Date that is within one year of the Issue Date. The withdrawal charge is a schedule lasting seven Completed Years, and there are two optional withdrawal charge schedules (that are shorter) available:

                       Completed Years Since Receipt Of Premium -
                       0         1         2         3         4         5         6         7+

       --------------- --------- --------- --------- --------- --------- --------- --------- ---------
       --------------- --------- --------- --------- --------- --------- --------- --------- ---------

       Base            7%        6%        5%        4%        3%        2%        1%        0
           Schedule

       --------------- --------- --------- --------- --------- --------- --------- --------- ---------
       --------------- --------- --------- --------- --------- --------- --------- --------- ---------

       Five-year       6.5%      5%        3%        2%        1%        0         0         0
           Schedule

       --------------- --------- --------- --------- --------- --------- --------- --------- ---------

       Three-year      6%        4.5%      2%        0         0         0         0         0
           Schedule

(2) Contract Enhancements (C.E.) are subject to recapture charges in addition to asset-based charges for specified periods. There may be a recapture charge on these withdrawals of Contract Value with a Contract Enhancement if the Contract is returned during the free look period; withdrawals in excess of the free withdrawal amounts; withdrawals that exceed the required minimum distribution of the Internal Revenue Code; and a total withdrawal.
     The recapture charge schedule is based on Completed Years and depends on your Contract Enhancement:

                                   Completed Years Since Receipt Of Premium -
                                   0        1        2        3        4       5        6        7+

       --------------------------- -------- -------- -------- -------- ------- -------- -------- -----
       --------------------------- -------- -------- -------- -------- ------- -------- -------- -----

       2% C.E.                     2%       2%       1.25%    1.25%    0.5%    0        0        0

       --------------------------- -------- -------- -------- -------- ------- -------- -------- -----
       --------------------------- -------- -------- -------- -------- ------- -------- -------- -----

       3% C.E.                     3%       3%       2%       2%       2%      1%       1%       0

       --------------------------- -------- -------- -------- -------- ------- -------- -------- -----
       --------------------------- -------- -------- -------- -------- ------- -------- -------- ------

       4% C.E.                     3%       3%       2%       2%       2%      1%       1%       0


     For Contracts with Issue Dates between September 22, 2003 and October 3, 2004, the 4% Contract Enhancement was not available. For Contracts with Issue Dates before September 22, 2003, the recapture charges over the same completed years since receipt of premium were: 4%; 4%; 2.5%; 2.5%; 2.5%; 1.25%; and 1.25%.

(3)  Currently, premium taxes do not apply.


(4) We do not count transfers in conjunction with dollar cost averaging, earnings sweep, and automatic rebalancing.


(5) For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

THE NEXT TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FUNDS' FEES AND EXPENSES.


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                                                  PERIODIC EXPENSES

      Base Contract

      Annual Contract Maintenance Charge (6)                                                               $30

      Separate Account Annual Expenses
              ANNUAL PERCENTAGE OF AVERAGE DAILY ACCOUNT VALUE OF INVESTMENT DIVISIONS                     1.35%

      Mortality And Expense Risk Charge (7)                                                                1.20%

      Administration Charge (8)                                                                            0.15%
      ---------------------------------------------------------------------------------------------------- --------

      ---------------------------------------------------------------------------------------------------- --------

      Total Separate Account Annual Expenses for Base Contract                                             1.35%

      ---------------------------------------------------------------------------------------------------- --------


----- ------------------------------------------------------------------------------------------------------------- --

      Optional Endorsements

      A VARIETY OF OPTIONAL ENDORSEMENTS TO THE CONTRACT ARE AVAILABLE.  YOU MAY SELECT ONE OF EACH GROUPING
      BELOW. (9)

      -------------------------------------------------------------------------------------------------------------
      4% Contract Enhancement Maximum Annual Charge (10)                                                 0.56%
      3% Contract Enhancement Maximum Annual Charge (10)                                                 0.42%
      2% Contract Enhancement Maximum Annual Charge (11)                                                 0.395%
      -------------------------------------------------------------------------------------------------- ----------

      -------------------------------------------------------------------------------------------------- ----------

      Guaranteed Minimum Income Benefit (GMIB) Maximum Annual Charge ("FutureGuard") (12)                0.60%
      7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge ("SafeGuard 7 Plus") (13)    0.75%
      5% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard") (14)                               1.47%
      5% GMWB Without Step-Up Maximum Annual Charge ("MarketGuard 5") (15)                               0.51%
      5% for Life GMWB With Annual Step-Up Maximum Annual Charge ("LifeGuard Protector") (16)            1.47%
      5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard Protector         1.50%
         Advantage") (17)
      5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge ("LifeGuard Protector         1.47%
         Plus") (18)
      Joint 5% for Life GMWB With Annual Step-Up Maximum Annual Charge ("LifeGuard Protector with        1.62%
         Joint Option") (19)
      Joint 5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge ("LifeGuard Protector   1.71%
         Plus with Joint Option") (20)
      5% For Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006) ("LifeGuard 5") (21)  1.32%
      4% For Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006) ("LifeGuard 4") (22)  0.87%

      -------------------------------------------------------------------------------------------------- ----------

      -------------------------------------------------------------------------------------------------- ----------

      Five-year Withdrawal Schedule Maximum Annual Charge                                                0.30%
      Three-year Withdrawal Schedule Maximum Annual Charge (no longer offered as of May 1, 2006)         0.45%

      -------------------------------------------------------------------------------------------------- ----------

      -------------------------------------------------------------------------------------------------- ----------

      20% Additional Free Withdrawal Maximum Annual Charge                                               0.30%

      -------------------------------------------------------------------------------------------------- ----------

      -------------------------------------------------------------------------------------------------- ----------

      Highest Anniversary Value Death Benefit Maximum Annual Charge (23)                                 0.40%

      -------------------------------------------------------------------------------------------------- ----------

----- -------------------------------------------------------------------------------------------------- ----------

(6) This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from your allocations to the Fixed Account and Investment Divisions either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

(7) This charge is 1.10% on Contracts issued between September 22, 2003 and May 2, 2004. For Contracts with Issue Dates before September 22, 2003, this charge is 1.25%.

(8) This charge is waived on initial premiums of $1,000,000 or more, but we may reverse the waiver and reinstate the Administrative Charge if your withdrawals during the first year of the Contract cause the Contract Value to drop below $1,000,000.


(9) Some optional endorsements are only available to select in purchasing the Contract and once purchased cannot be canceled. The 4% and 3% Contract Enhancement and the Three-year Withdrawal Schedule are not available if you select the 20% Additional Free Withdrawal endorsement and vice versa. Also, you may not select both the Guaranteed Minimum Income Benefit and any Guaranteed Minimum Withdrawal Benefit.


(10) This charge lasts for the first seven Contract Years.

(11) This charge lasts for the first five Contract Years.

(12) The charge for the GMIB is expressed as an annual percentage of the GMIB Benefit Base.

     For  Contracts  with the GMIB  purchased  ON AND  AFTER  JANUARY  17,  2006
     (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).


     For Contracts with the GMIB purchased FROM MAY 3, 2004 THROUGH JANUARY 16, 2006 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).

     For Contracts with the GMIB purchased fROM SEPTEMBER 22, 2003 THROUGH MAY 2, 2004 (subject to availability), you pay 0.1125% of the GMIB Benefit Base each calendar quarter (0.45% annually).


     For Contracts with the GMIB purchased BEFORE SEPTEMBER 22, 2003 (subject to availability), you pay 0.075% of the GMIB Benefit Base each calendar quarter (0.30% annually).


     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. For more information about the charge for this endorsement, please see "Guaranteed Minimum Income Benefit Charge" beginning on page 29. For more information about how the endorsement works, please see "Guaranteed Minimum Income Benefit" beginning on page 103.


(13) 0.75% is the maximum  annual charge of the  Guaranteed  Withdrawal  Balance
     (GWB) when this endorsement is added to a Contract ON AND AFTER JANUARY 17, 2006, which charge is payable monthly. The charge is expressed as an annual percentage and depends on:

     *    When the endorsement is added to the Contract.

     * The endorsement's availability - on and after, or before January 17, 2006, or before October 4, 2004.

     * The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

     *    The frequency of deduction - monthly or daily.

     THE TABLES BELOW HAVE THE MAXIMUM AND CURRENT CHARGES.


     For Contracts to which this endorsement was added ON AND AFTER JANUARY 17, 2006 (subject to availability), you pay the applicable percentage of the GWB each Contract Month. We deduct the charge from your Contract Value. Monthly charges are pro rata deducted over each applicable Investment Division.

     For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

     For Contracts to which this endorsement was added BEFORE OCTOBER 4, 2004, the charge is a percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases upon the first step-up.


                             7% GMWB
            Endorsement's           On and after               Before                  Before
            Availability          January 17, 2006        January 17, 2006         October 4, 2004
            ------------------ ----------------------- ----------------------- ------------------------
            ------------------ ----------------------- ----------------------- ------------------------
            Maximum Annual             0.75%                   0.70%                    0.70%
            Charge
            ------------------ ----------------------- ----------------------- ------------------------
            ------------------ ----------------------- ----------------------- ------------------------

            Current Annual             0.42%                   0.40%                    0.35%
            Charge                                                               0.55% upon step-up

            ------------------ ----------------------- ----------------------- ------------------------
            ------------------ ----------------------- ----------------------- ------------------------
            Charge Basis                GWB             Investment Divisions    Investment Divisions
            ------------------ ----------------------- ----------------------- ------------------------
            ------------------ ----------------------- ----------------------- ------------------------
            Charge Frequency          Monthly                  Daily                    Daily


     For more information about the charge for this endorsement, please see "7% Guaranteed Minimum Withdrawal Benefit Charge" beginning on page 30. For more information about how the endorsement works, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 49.

(14) The current charge is 0.055% of the GWB (0.66% annually), subject to a maximum annual charge of 1.47% as used in the Table. The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit value calculation. While the charge is deducted from Contract Value, it is based on the percentage of the GWB. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 54.

(15) The current charge is 0.0175% of the GWB (0.21% annually). The charge is deducted at the end of each Contract Month, or upon termination of the endorsement, from the Investment Divisions to which your Contract Value is allocated on a pro rata basis. We deduct the charge from the Investment Divisions by canceling Accumulation Units; the charge is not part of the Accumulation Unit value calculation. While the charge is deducted from Contract Value, it is based on the percentage of the GWB. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 58.

(16) 1.47% is the maximum annual charge of the 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

     You pay the applicable percentage of the GWB each month. We deduct the charge from your Contract Value. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                     5% FOR LIFE GMWB WITH ANNUAL STEP-UP

            ------------------- ----------------- ------------------


            Annual Charge           Maximum            Current

            ------------------- ----------------- ------------------
            ------------------- ----------------- ------------------

            Ages    45 - 49         0.87%/12          0.42%/12
                    50 - 54         0.87%/12          0.42%/12
                    55 - 59         1.20%/12          0.66%/12
                    60 - 64         1.32%/12          0.75%/12
                    65 - 69         1.47%/12          0.90%/12
                    70 - 74         0.87%/12          0.51%/12
                    75 - 80         0.60%/12          0.36%/12

            ------------------- ----------------- ------------------
            ------------------- ------------------------------------

            Charge Basis                        GWB

            ------------------- ------------------------------------
            ------------------- ------------------------------------

            Charge Frequency                  Monthly

     For more information about the charge for this endorsement, please see "5% for Life GMWB With Annual Step-Up Charge" beginning on page 32. For more information about how the endorsement works, please see "5% for Life GMWB With Annual Step-Up" beginning on page 61.

(17) 1.50% is the maximum annual charge of the 5% for Life GMWB With Bonus and Annual Step-Up for the following age groups: 55-59, 60-64, and 65-69, which charge is payable monthly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

     You pay the applicable percentage of the GWB each month. We deduct the charge from your Contract Value. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                5% FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP

            ------------------- ----------------- ------------------


            Annual Charge           Maximum            Current

            ------------------- ----------------- ------------------
            ------------------- ----------------- ------------------

            Ages    45 - 49         1.02%/12          0.57%/12
                    50 - 54         1.17%/12          0.72%/12
                    55 - 59         1.50%/12          0.96%/12
                    60 - 64         1.50%/12          0.96%/12
                    65 - 69         1.50%/12          0.96%/12
                    70 - 74         0.90%/12          0.57%/12
                    75 - 80         0.66%/12          0.42%/12

            ------------------- ----------------- ------------------
            ------------------- ------------------------------------

            Charge Basis                        GWB

            ------------------- ------------------------------------
            ------------------- ------------------------------------

            Charge Frequency                  Monthly

     For more information about the charge for this endorsement, please see "5% for Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 32. For more information about how the endorsement works, please see "5% for Life GMWB With Bonus and Annual Step-Up" beginning on page 67.

(18) 1.47% is the maximum annual charge of the 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups: 55-59 and 60-64, which charge is payable monthly. The charge for the 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

     You pay the applicable percentage of the GWB each month. We deduct the charge from your Contract Value. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

               5% FOR LIFE GMWB WITH BONUS AND FIVE-YEAR STEP-UP

            ------------------- ----------------- ------------------


            Annual Charge           Maximum            Current

            ------------------- ----------------- ------------------
            ------------------- ----------------- ------------------

            Ages    45 - 49         0.87%/12          0.42%/12
                    50 - 54         1.02%/12          0.57%/12
                    55 - 59         1.47%/12          0.87%/12
                    60 - 64         1.47%/12          0.87%/12
                    65 - 69         1.20%/12          0.66%/12
                    70 - 74         0.75%/12          0.36%/12
                    75 - 80         0.57%/12          0.30%/12

            ------------------- ----------------- ------------------
            ------------------- ------------------------------------

            Charge Basis                        GWB

            ------------------- ------------------------------------
            ------------------- ------------------------------------

            Charge Frequency                  Monthly


     For more information about the charge for this endorsement, please see "5% for Life GMWB With Bonus and Five-Year Step-Up Charge" beginning on page
     33. For more information about how the endorsement works, please see "5% for Life GMWB With Bonus Five-Year Step-Up" beginning on page 73.

(19) 1.62% is the maximum annual charge of the Joint 5% for Life GMWB With Annual Step-Up for a 65-69 year old, which charge is payable monthly. The charge for the Joint 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

     You pay the applicable percentage of the GWB each month. We deduct the charge from your Contract Value. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

                  JOINT 5% FOR LIFE GMWB WITH ANNUAL STEP-UP

            ------------------- ----------------- ------------------


            Annual Charge           Maximum            Current

            ------------------- ----------------- ------------------
            ------------------- ----------------- ------------------

            Ages    45 - 49         1.02%/12          0.57%/12
                    50 - 54         1.02%/12          0.57%/12
                    55 - 59         1.35%/12          0.81%/12
                    60 - 64         1.47%/12          0.90%/12
                    65 - 69         1.62%/12          1.05%/12
                    70 - 74         1.02%/12          0.66%/12
                    75 - 80         0.75%/12          0.51%/12

            ------------------- ----------------- ------------------
            ------------------- ------------------------------------

            Charge Basis                        GWB

            ------------------- ------------------------------------
            ------------------- ------------------------------------

            Charge Frequency                  Monthly


     For more information about the charge for this endorsement, please see "Joint 5% for Life GMWB With Annual Step-Up Charge" beginning on page 34. For more information about how the endorsement works, please see "Joint 5% for Life GMWB With Annual Step-Up" beginning on page 80.

(20) 1.71% is the maximum annual charge of the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up for the following age groups: 55-59 and 60-64, which charge is payable monthly. The charge for the Joint 5% for Life GMWB With Bonus and Five-Year Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.

     You pay the applicable percentage of the GWB each month. We deduct the charge from your Contract Value. Monthly charges are pro rata deducted based on the applicable Investment Divisions only.

            JOINT 5% FOR LIFE GMWB WITH BONUS AND FIVE-YEAR STEP-UP

            ------------------- ----------------- ------------------


            Annual Charge           Maximum            Current

            ------------------- ----------------- ------------------
            ------------------- ----------------- ------------------

            Ages    45 - 49         1.11%/12          0.66%/12
                    50 - 54         1.26%/12          0.81%/12
                    55 - 59         1.71%/12          1.11%/12
                    60 - 64         1.71%/12          1.11%/12
                    65 - 69         1.47%/12          0.90%/12
                    70 - 74         1.02%/12          0.60%/12
                    75 - 80         0.81%/12          0.57%/12

            ------------------- ----------------- ------------------
            ------------------- ------------------------------------

            Charge Basis                        GWB

            ------------------- ------------------------------------
            ------------------- ------------------------------------

            Charge Frequency                  Monthly

     For more information about the charge for this endorsement, please see "Joint 5% for Life GMWB With Bonus and Five-Year Step-Up Charge" beginning on page 35. For more information about how the endorsement works, please see "Joint 5% for Life GMWB With Bonus and Five-Year Step-Up" beginning on page 84.

(21) 1.32% is the maximum  annual charge of the  Guaranteed  Withdrawal  Balance
     (GWB) for a 60-64 year old Owner of a Contract to which this endorsement is added ON AND AFTER JANUARY 17, 2006 through April 30, 2006, which charge is payable monthly. The charge for the 5% for Life GMWB varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


     Charges are expressed as an annual percentage and depend on:

     *    The Owner's age when the endorsement is added to the Contract.

     *    The   endorsement's   availability  -  effective  May  1,  2006,  this
          endorsement is no longer available to add to a Contract.

     * The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

     *    The frequency of deduction - monthly or daily.


     For Contracts to which this endorsement was added BEFORE MAY 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each Contract Month. We deduct the charge from your Contract Value. Monthly charges are pro rata deducted over each applicable Investment Division.

     For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.


                          5% FOR LIFE GMWB

           Endorsement's               Before May 1, 2006                      Before
           Availability                                                  January 17, 2006*

           ------------------- ---------------- ------------------- -------------- --------------
           Annual Charge           Maximum           Current           Maximum        Current
           ------------------- ---------------- ------------------- -------------- --------------
           ------------------- ---------------- ------------------- -------------- --------------

           Ages    60 - 64        1.32%/12           0.90%/12           1.30%          0.90%
                   65 - 69        0.87%/12           0.60%/12           0.85%          0.60%
                   70 - 74        0.60%/12           0.51%/12           0.60%          0.50%
                   75 - 80        0.51%/12           0.42%/12           0.50%          0.40%

           ------------------- ---------------- ------------------- -------------- --------------
           ------------------- ------------------------------------ -----------------------------
           Charge Basis                        GWB                      Investment Divisions
           ------------------- ------------------------------------ -----------------------------
           ------------------- ------------------------------------ -----------------------------
           Charge Frequency                  Monthly                           Daily


     * The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

     With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.) For more information about the charge for this endorsement, please see "5% For Life Guaranteed Minimum Withdrawal Benefit Charge" beginning on page
     35. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 89.

(22) 0.87% is the maximum  annual charge of the  Guaranteed  Withdrawal  Balance
     (GWB) for a 50-54 year old Owner of a Contract to which this endorsement is added ON AND AFTER JANUARY 17, 2006 THROUGH APRIL 30, 2006, which charge is payable monthly. The charge for the 4% for Life GMWB varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


     Charges are expressed as an annual percentage and depend on:

     *    The Owner's age when the endorsement is added to the Contract.

     *    The   endorsement's   availability  -  effective  May  1,  2006,  this
          endorsement is no longer available to add to a Contract.

     * The basis for deduction - a percentage of the GWB or your allocations to Investment Divisions (average daily net asset value).

     *    The frequency of deduction - monthly or daily.


     For Contracts to which this endorsement was added BEFORE MAY 1, 2006 (subject to availability), you pay the applicable percentage of the GWB each Contract Month. We deduct the charge from your Contract Value. Monthly charges are pro rata deducted over each applicable Investment Division.

     For Contracts to which this endorsement was added BEFORE JANUARY 17, 2006, the charge is the applicable percentage, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.


                            4% FOR LIFE GMWB

           Endorsement's               Before May 1, 2006                      Before
           Availability                                                  January 17, 2006*

           ------------------- ---------------- ------------------- -------------- --------------
           Annual Charge           Maximum           Current           Maximum        Current
           ------------------- ---------------- ------------------- -------------- --------------
           ------------------- ---------------- ------------------- -------------- --------------
           Ages    50 - 54        0.87%/12           0.66%/12           0.85%          0.65%
                   55 - 59        0.66%/12           0.51%/12           0.65%          0.50%
                   60 - 64        0.51%/12           0.36%/12           0.50%          0.35%
                   65 - 69        0.36%/12           0.27%/12           0.35%          0.25%
                   70 - 74        0.30%/12           0.21%/12           0.30%          0.20%
                   75 - 80        0.21%/12           0.15%/12           0.20%          0.15%
           ------------------- ---------------- ------------------- -------------- --------------
           ------------------- ------------------------------------ -----------------------------
           Charge Basis                        GWB                      Investment Divisions
           ------------------- ------------------------------------ -----------------------------
           ------------------- ------------------------------------ -----------------------------
           Charge Frequency                  Monthly                           Daily


     * The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

     With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.) For more information about the charge for this endorsement, please see "4% For Life Guaranteed Minimum Withdrawal Benefit Charge" beginning on page
     37. For more information about how the endorsement works, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 96.


(23) The current charge is 0.25%.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT.

                      TOTAL ANNUAL FUND OPERATING EXPENSES

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses)


---------------------------------------------


               Minimum: 0.60%

               Maximum: 1.55%


---------------------------------------------


MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS BELOW. BUT PLEASE REFER TO THE FUNDS' PROSPECTUSES FOR EVEN MORE INFORMATION ON THE FUNDS, INCLUDING INVESTMENT OBJECTIVES, PERFORMANCE, AND INFORMATION ABOUT JACKSON NATIONAL ASSET MANAGEMENT, LLC(R), THE FUNDS' ADVISER AND ADMINISTRATOR, AS WELL AS THE SUB-ADVISERS.


                      FUND OPERATING EXPENSES
 (as an annual percentage of the Fund's average daily net assets)
                                                                        MANAGEMENT                                        ANNUAL
                                                                          AND             SERVICE          OTHER        OPERATING
                             FUND NAME                                 ADMIN FEE A      (12B-1) FEE      EXPENSES B      EXPENSES
------------------------------------------------------------------- ----------------- ------------- ------------- ----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

 JNL/AIM Large Cap Growth                                                 0.80%               0.20%    0.01%           1.01%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/AIM Real Estate                                                       0.84%           0.20%        0.01%           1.05%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/AIM Small Cap Growth                                                  0.95%           0.20%        0.01%           1.16%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/Alger Growth                                                          0.80%           0.20%        0.01%           1.01%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/Eagle Core Equity                                                     0.75%           0.20%        0.01%           0.96%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/Eagle SmallCap Equity                                                 0.85%           0.20%        0.01%           1.06%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/FMR Balanced                                                          0.80%           0.20%        0.01%           1.01%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/FMR Mid-Cap Equity                                                    0.80%           0.20%        0.01%           1.01%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/Franklin Templeton Income                                             0.90%           0.20%        0.01%           1.11%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/Franklin Templeton Small Cap Value                                    0.93%           0.20%        0.01%           1.14%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/Goldman Sachs Mid Cap Value                                           0.85%           0.20%        0.01%           1.06%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/Goldman Sachs Short Duration Bond                                     0.55%           0.20%        0.01%           0.76%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/JPMorgan International Equity                                         0.87%           0.20%        0.01%           1.08%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/JPMorgan International Value                                          0.87%           0.20%        0.01%           1.08%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/Lazard Emerging Markets                                               1.15%           0.20%        0.01%           1.36%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/Lazard Mid Cap Value                                                  0.82%           0.20%        0.01%           1.03%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/Lazard Small Cap Value                                                0.85%           0.20%        0.01%           1.06%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/Mellon Capital Management S&P 500 Index                               0.39%           0.20%        0.02%           0.61%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/Mellon Capital Management S&P 400 MidCap Index                        0.39%           0.20%        0.02%           0.61%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/Mellon Capital Management Small Cap Index                             0.39%           0.20%        0.01%           0.60%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/Mellon Capital Management International Index                         0.45%           0.20%        0.01%           0.66%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/Mellon Capital Management Bond Index                                  0.40%           0.20%        0.01%           0.61%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index                0.58%           0.20%        0.02%           0.80%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/Oppenheimer Global Growth                                             0.85%           0.20%        0.01%           1.06%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/Oppenheimer Growth                                                    0.77%           0.20%        0.01%           0.98%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/PIMCO Total Return Bond                                               0.60%           0.20%        0.01%           0.81%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/Putnam Equity                                                         0.77%           0.20%        0.01%           0.98%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/Putnam Midcap Growth                                                  0.85%           0.20%        0.01%           1.06%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/Putnam Value Equity                                                   0.76%           0.20%        0.01%           0.97%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/Select Balanced                                                       0.58%           0.20%        0.01%           0.79%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/Select Global Growth                                                  0.89%           0.20%        0.01%           1.10%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/Select Large Cap Growth                                               0.78%           0.20%        0.01%           0.99%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/Select Money Market                                                   0.39%           0.20%        0.01%           0.60%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/Select Value                                                          0.65%           0.20%        0.01%           0.86%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/T. Rowe Price Established Growth                                      0.70%           0.20%        0.01%           0.91%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/T. Rowe Price Mid-Cap Growth                                          0.81%           0.20%        0.01%           1.02%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/T. Rowe Price Value                                                   0.76%           0.20%        0.01%           0.97%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/Western High Yield Bond                                               0.60%           0.20%        0.01%           0.81%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/Western Strategic Bond                                                0.72%           0.20%        0.01%           0.93%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/Western U.S. Government & Quality Bond                                0.58%           0.20%        0.01%           0.79%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/S&P Managed Conservative C                                            0.18%           0.00%        0.01%           0.19%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/S&P Managed Moderate C                                                0.17%           0.00%        0.01%           0.18%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/S&P Managed Moderate Growth C                                         0.16%           0.00%        0.01%           0.17%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/S&P Managed Growth C                                                  0.15%           0.00%        0.01%           0.16%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/S&P Managed Aggressive Growth C                                       0.17%           0.00%        0.01%           0.18%

-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------
-------------------------------------------------------------------- ----------------- ------------ ------------- -----------------

JNL/S&P Retirement Income C                                               0.18%           0.00%        0.01%           0.19%

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JNL/S&P Retirement 2015 C                                                 0.18%           0.00%        0.01%           0.19%

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JNL/S&P Retirement 2020 C                                                 0.18%           0.00%        0.01%           0.19%

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JNL/S&P Retirement 2025 C                                                 0.18%           0.00%        0.01%           0.19%

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JNL/Mellon Capital Management DowSM 10                                    0.52%           0.20%        0.03%           0.75%

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JNL/Mellon Capital Management S&P(R) 10                                     0.52%           0.20%        0.02%           0.74%

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JNL/Mellon Capital Management Global 15                                   0.57%           0.20%        0.02%           0.79%

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 JNL/Mellon Capital Management 25                                         0.52%           0.20%        0.01%           0.73%

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JNL/Mellon Capital Management Select Small-Cap                            0.52%           0.20%        0.01%           0.73%

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JNL/Mellon Capital Management JNL 5                                       0.44%           0.20%        0.01%           0.65%

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JNL/Mellon Capital Management JNL Optimized 5 Fund                        0.52%           0.20%        0.06%           0.78%

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JNL/Mellon Capital Management Nasdaq(R) 15                                0.51%           0.20%        0.05%           0.76%

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JNL/Mellon Capital Management S&P(R) 24 Fund                              0.52%           0.20%        0.02%           0.74%

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JNL/Mellon Capital Management Value Line(R) 25                            0.51%           0.20%        0.16%           0.87%

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JNL/Mellon Capital Management VIP                                         0.47%           0.20%        0.04%           0.71%

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JNL/Mellon Capital Management DowSM Dividend Fund                         0.52%           0.20%        0.03%           0.75%

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JNL/Mellon Capital Management Communications Sector                       0.52%           0.20%        0.01%           0.73%

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JNL/Mellon Capital Management Consumer Brands Sector                      0.52%           0.20%        0.01%           0.73%

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JNL/Mellon Capital Management Financial Sector                            0.52%           0.20%        0.01%           0.73%

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JNL/Mellon Capital Management Healthcare Sector                           0.51%           0.20%        0.01%           0.72%

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JNL/Mellon Capital Management Oil & Gas Sector                            0.47%           0.20%        0.01%           0.68%

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JNL/Mellon Capital Management Technology Sector                           0.52%           0.20%        0.01%           0.73%

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A Certain Funds pay Jackson National Asset Management, LLC, the Administrator, an administrative fee for certain services provided to the Fund by the Administrator. The JNL/Select Global Growth Fund, the JNL/JPMorgan International Equity Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Oppenheimer Global Growth Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund and the
     JNL/Mellon Capital Management Global 15 Fund pay an administrative fee of 0.15%; the JNL/Mellon Capital Management Global 15 Fund pays an administrative fee of 0.20%; the nine JNL/S&P Funds pay an administrative fee of 0.05%; and the other Funds pay an administrative fee of 0.10%. The Management and Administrative Fee and the Annual Operating Expenses columns in this table reflect the inclusion of any applicable administrative fee.

B Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

C UNDERLYING FUND EXPENSES. The expenses shown above are the annual operating expenses for the JNL/S&P Funds. Because the JNL/S&P Funds invest in other Funds of the JNL Series Trust and JNL Variable Fund LLC, the JNL/S&P Funds will indirectly bear its pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.

     The total annual operating expenses for each JNL/S&P Fund (including both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the underlying Funds) could range from 0.76% to 1.55% (this range reflects an investment in the Funds with the lowest and highest Annual Operating Expenses). The table below shows estimated total annual operating expenses for each of the JNL/S&P Funds based on the pro rata share of expenses that the JNL/S&P Funds would bear if they invested in a hypothetical mix of underlying Funds. The Adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Funds will incur based on the actual mix of underlying Funds. The expenses shown below include both the annual operating expenses for the JNL/S&P Fund and the annual operating expenses for the underlying Funds. The actual expenses of each JNL/S&P Fund will be based on the actual mix of underlying Funds in which it invests. The actual expenses may be greater or less than those shown.

         JNL/S&P Managed Conservative Fund                   1.02%
         JNL/S&P Managed Moderate Fund                       1.06%
         JNL/S&P Managed Moderate Growth Fund                1.10%
         JNL/S&P Managed Growth Fund                         1.14%
         JNL/S&P Managed Aggressive Growth Fund              1.18%
         JNL/Retirement Income Fund                          1.04%
         JNL/S&P 2015 Fund                                   1.13%
         JNL/S&P 2020 Fund                                   1.16%
         JNL/S&P 2025 Fund                                   1.17%


     EXAMPLE. The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses. (The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and Fixed Account.)

     The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the example. The example also assumes that your investment has a 5% annual return on assets each year.

     The following example includes maximum Fund fees and expenses and the cost if you select the optional 2% Contract Enhancement, the Highest Anniversary Death Benefit, the Five-year Withdrawal Schedule, the 20% Additional Free Withdrawal, and the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



     If you surrender your Contract at the end of the applicable time period:

         1 YEAR             3 YEARS            5 YEARS           10 YEARS


         $1,462             $2,243             $3,149            $5,686

     If you annuitize at the end of the applicable time period:

         1 YEAR *            3 YEARS           5 YEARS           10 YEARS

         $1,462              $2,243            $3,149            $5,686

     * Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.


     If you do not surrender your Contract:

         1 YEAR              3 YEARS           5 YEARS            10 YEARS


         $612                $1,818            $2,999             $5,686

     THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

     CONDENSED FINANCIAL INFORMATION. The information about the values of all Accumulation Units constitute the condensed financial information, which can be found in the Statement of Additional Information. The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying Fund and Separate Account charges for the base Contract and the various combinations of optional endorsements. The financial statements of the Separate Account and Jackson National Life of NY can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson National Life of NY that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson National Life of NY's financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center. Our contact information is on the cover page of this prospectus.


                              THE ANNUITY CONTRACT

     Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will not issue a Contract to someone older than age 90. Optional benefits may have different requirements, as noted.

     You may allocate your Contract Value to

          * our Fixed Account, as may be made available by us, or as may be otherwise limited by us; or to

          * Investment Divisions of the Separate Account that invest in underlying Funds.

     Your Contract, like all deferred annuity contracts, has two phases:

          *    the ACCUMULATION PHASE, when you make premium payments to us, and

          *    the INCOME PHASE, when we make income payments to you.


     As the Owner, you can exercise all the rights under your Contract. You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form). We reserve the right to refuse an assignment, and an assignment may be a taxable event. Your ability to change ownership is limited on Contracts with one of the For Life GMWBs. Please contact the Annuity Service Center for help and more information.


     The Contract is a flexible premium fixed and variable deferred annuity and may be issued as either an individual or a group contract. This prospectus provides a general description of the Contracts. Your Contract and any endorsements are the controlling documents.

                           JACKSON NATIONAL LIFE OF NY

     We are a stock life insurance company organized under the laws of the state of New York in July 1995. Our legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577. We are admitted to conduct life insurance and annuity business in the states of Delaware, New York and Michigan. We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

     We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

     Jackson National Life of NY is working to provide documentation electronically. When this program is available, Jackson National Life of NY will, as permitted, forward documentation electronically. Please contact us at our Annuity Service Center for more information.

                                THE FIXED ACCOUNT

     CONTRACT VALUE THAT YOU ALLOCATE TO A FIXED ACCOUNT OPTION WILL BE PLACED WITH OTHER ASSETS IN OUR GENERAL ACCOUNT. THE FIXED ACCOUNT IS NOT REGISTERED WITH THE SEC, AND THE SEC DOES NOT REVIEW THE INFORMATION WE PROVIDE TO YOU ABOUT THEM. DISCLOSURES REGARDING THE FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO THE GENERAL PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES. FOR MORE INFORMATION, PLEASE SEE THE APPLICATION, CHECK WITH THE REGISTERED REPRESENTATIVE HELPING YOU TO PURCHASE THE CONTRACT, OR CONTACT US AT OUR ANNUITY SERVICE CENTER.


     Each Fixed Account option offers a base interest rate that we established and will credit to your Contract Value in the Fixed Account for a specified period (currently, one, three, five or seven years), so long as the Contract Value is not withdrawn, transferred, or annuitized until the end of the specified period. Currently, the Fixed Account minimum interest rate is 3% per annum, which is credited daily. For Contracts issued BEFORE MAY 1, 2006, the guaranteed minimum interest rates are as follows: 2.25% (for Contracts issued before JANUARY 1, 2006), 1.50% (for Contracts issued BEFORE MAY 2, 2005,) and 3% (for Contracts issued BEFORE SEPTEMBER 22,
     2003), per annum, which is credited daily. Subject to these minimum requirements, we may declare different base interest rates at different times.


     Your Contract Value may be subject to an "Interest Rate Adjustment" and a withdrawal charge, however, if you decide to withdraw or transfer your Contract Value allocated to the Fixed Account, or if you annuitize the Contract, before the end of the specified period. The Interest Rate Adjustment depends on the base interest rate that was available when you allocated Contract Value to a Fixed Account option versus the base interest rate available for allocations to a new Fixed Account option with a duration equal to the number of years remaining in the current Fixed Account option at the time of withdrawal, transfer, or annuitization. If your base interest rate is higher than the base interest rate available for allocations to a new Fixed Account option with a duration equal to the number of years remaining in the current Fixed Account option at the time of withdrawal, transfer, or annuitization, then the Interest Rate
     Adjustment will increase your Contract Value, and vice versa. However, there will be no Interest Rate Adjustment when the base interest rate available for allocations to the same Fixed Account option at the time of withdrawal, transfer, or annuitization is less than your base interest rate by 0.25% or less. Also, there is no Interest Rate Adjustment on: the one-year Fixed Account option; death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; and free withdrawals. In no event will the Interest Rate
     Adjustment reduce the Contract Value below the minimum interest rate applicable to your Contract.

     Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account option, and there will not be an Interest Rate Adjustment. If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date. Otherwise, we will allocate the Contract Value based on your Investment Division allocation instructions. For Contracts purchased ON OR AFTER SEPTEMBER 22, 2003, if any Contract Enhancement is selected, allocations to the three-, five- and seven-year Fixed Account are prohibited until the end of the applicable recapture charge period. Your Contract contains a more complete description of the Fixed Account options, as supplemented by our administrative requirements relating to transfers.

                              THE SEPARATE ACCOUNT


     We established the Separate Account on September 12, 1997, pursuant to the provisions of New York law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.


     The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

     The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

                              INVESTMENT DIVISIONS

     You may allocate your Contract Value to no more than 18 Investment Divisions and the Fixed Account at any one time. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR CONTRACT VALUE ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

     THE NAMES OF THE FUNDS THAT ARE AVAILABLE, ALONG WITH THE NAMES OF THE ADVISERS AND SUB-ADVISERS AND A BRIEF STATEMENT OF EACH INVESTMENT OBJECTIVE, ARE BELOW:




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                                JNL SERIES TRUST
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JNL/AIM Large Cap Growth Fund
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.

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JNL/AIM Real Estate Fund

     Jackson National Asset Management, LLC (and AIM Capital Management, Inc. and INVESCO Institutional (N.A.), Inc.
     (sub-sub-adviser))


         Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in real estate and real estate-related companies.

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JNL/AIM Small Cap Growth Fund
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies.

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JNL/Alger Growth Fund
     Jackson National Asset Management, LLC (and Fred Alger Management, Inc.)

         Seeks long-term capital appreciation by investing at least 65% of its total assets in a diversified portfolio of equity securities - common stock, preferred stock, and securities convertible into or exchangeable for common stock - of large companies which trade on U.S. exchanges or in the U.S. over-the-counter market.

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JNL/Eagle Core Equity Fund
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

         Seeks long-term capital appreciation and, secondarily, current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stock of U.S. companies that meet the criteria for one of three separate equity strategies: the growth equity strategy, the value equity strategy and the equity income strategy.

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JNL/Eagle SmallCap Equity Fund
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)


         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S.
         companies with market capitalizations in the range of $100 million to $3 billion.


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JNL/FMR Balanced Fund
     Jackson National Asset Management, LLC (and Fidelity Management & Research Company)


         Seeks income and capital growth, consistent with reasonable risk by investing 60% of its assets in stocks and other securities and the remainder in bonds and other debt securities.

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JNL/FMR Mid-Cap Equity Fund

     Jackson National Asset Management, LLC (and Fidelity Management & Research Company)


         Seeks long-term growth of capital by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of companies with medium market capitalizations.

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JNL/Franklin Templeton Income Fund
     Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

         Seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of debt and equity securities.

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JNL/Franklin Templeton Small Cap Value Fund
     Jackson National Asset Management, LLC (and Franklin Advisory Services, LLC)


         Seeks long-term total return by investing at least 80% of its assets
         (net assets plus the amount of any borrowings for investment purposes) in investments of small-capitalization companies.


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JNL/Goldman Sachs Mid Cap Value Fund
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)


         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap(R)
         Value Index at the time of investing.


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JNL/Goldman Sachs Short Duration Bond Fund
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

         Seeks a high level of current income, and secondarily, the potential for capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed income securities.

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JNL/JPMorgan International Equity Fund
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks long-term total growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of common stocks of non-U.S. companies. The Fund invests in foreign securities that the sub-adviser believes offer significant potential for long-term appreciation.

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JNL/JPMorgan International Value Fund
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

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JNL/Lazard Emerging Markets Fund
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

         Seeks long-term capital appreciation by investing 80% of its assets
         (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.


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JNL/Lazard Mid Cap Value Fund

     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)


         Seeks capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

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JNL/Lazard Small Cap Value Fund

     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)


         Seeks capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index that the sub-adviser believes are undervalued.

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JNL/Mellon Capital Management S&P 500 Index Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 500(R) Index to provide long-term capital growth by investing in large-capitalization company securities.

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JNL/Mellon Capital Management S&P 400 MidCap Index Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 400(R) Index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

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JNL/Mellon Capital Management Small Cap Index Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


         Seeks to match the performance of the Russell 2000(R) Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.


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JNL/Mellon Capital Management International Index Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Morgan Stanley Capital
         International Europe Australasia Far East Free Index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

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JNL/Mellon Capital Management Bond Index Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Lehman Brothers Aggregate Bond
         Index to provide a moderate rate of income by investing in domestic fixed-income investments.

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JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

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JNL/Oppenheimer Global Growth Fund
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

         Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

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JNL/Oppenheimer Growth Fund
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

         Seeks capital appreciation by investing mainly in common stocks of "growth companies." The Fund currently focuses on stocks of companies having a large capitalization (currently more than $12 billion) or mid-capitalization ($2 billion to $12 billion), but this focus could change over time as well as the companies the Fund considers to be currently large- and mid-capitalization.

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JNL/PIMCO Total Return Bond Fund
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)


         Seeks maximum total return, consistent with the preservation of capital and prudent investment management, by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents.


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JNL/Putnam Equity Fund
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)


         Seeks long-term capital growth by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) primarily in a diversified portfolio of common stock of domestic, large-capitalization companies. However, the Fund may also invest in preferred stocks, bonds, convertible preferred stock and convertible debentures if the sub-adviser believes that they offer the potential for capital appreciation.


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JNL/Putnam Midcap Growth Fund
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)


         Seeks capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) mainly in common stocks of U.S. mid-capitalization companies of a similar size to those in the Russell MidCap(R) Growth Index, with a focus on growth stocks which are stocks whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole.


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JNL/Putnam Value Equity Fund
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

         Seeks capital growth, with income as a secondary objective, by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies. At least 80% of its assets
         (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal market conditions, in equity securities.

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JNL/Select Balanced Fund
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities, but may also invest up to 15% of its assets in foreign equity and fixed income securities.

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JNL/Select Global Growth Fund
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of foreign and domestic issuers.

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JNL/Select Large Cap Growth Fund
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks of large companies selected for their growth potential.

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JNL/Select Money Market Fund
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

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JNL/Select Value Fund
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks long-term growth of capital by investing at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the Fund seeks to invest in stocks that are undervalued relative to other stocks.

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JNL/T. Rowe Price Established Growth Fund
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term growth of capital and increasing dividend income by investing primarily in a portfolio of common stocks of growth companies.

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JNL/T. Rowe Price Mid-Cap Growth Fund
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)


         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies which the sub-adviser expects to grow at a faster rate than the average company.


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JNL/T. Rowe Price Value Fund
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)


         Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. In taking a value approach to investment selection, at least 65% of its total assets will be invested in common stocks the sub-adviser regards as undervalued.


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JNL/Western High Yield Bond Fund
     Jackson National Asset Management, LLC (and Western Asset Management Company)

         Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in securities of foreign insurers.

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JNL/Western Strategic Bond Fund
     Jackson National Asset Management, LLC (and Western Asset Management Company and Western Asset Management Company Limited
     (sub-sub-adviser))

         Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

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JNL/Western U.S. Government & Quality Bond Fund
     Jackson National Asset Management, LLC (and Western Asset Management Company)

         Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government; and (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S.
         government.

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JNL/S&P Managed Conservative Fund

     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC )


         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL
         Variable Fund LLC that invest in equity and fixed income securities.

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JNL/S&P Managed Moderate Fund

     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC )


         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

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JNL/S&P Managed Moderate Growth Fund

     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC )


         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL
         Variable Fund LLC that invest in equity and fixed income securities.

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JNL/S&P Managed Growth Fund

     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC )


         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

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JNL/S&P Managed Aggressive Growth Fund

     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC )


         Seeks capital growth by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

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JNL/S&P Retirement Income Fund

     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC )


         Seeks high current income and as a secondary objective, capital appreciation by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors already in or near retirement.

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JNL/S&P Retirement 2015 Fund

         Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC )


         Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation.
         Once the Fund reaches an allocation that is similar to the JNL/S&P
         Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2015, assuming a retirement age of 65.

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JNL/S&P Retirement 2020 Fund

         Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC )


         Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation.
         Once the Fund reaches an allocation that is similar to the JNL/S&P
         Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2020, assuming a retirement age of 65.

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JNL/S&P Retirement 2025 Fund

Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC )


         Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation.
         Once the Fund reaches an allocation that is similar to the JNL/S&P
         Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2025, assuming a retirement age of 65.

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     ABOUT THE JNL/S&P RETIREMENT FUNDS. The JNL/S&P Retirement Funds have retirement target dates. The investment strategies of these funds are designed to limit your risk of investment losses as of the date you expect to make withdrawals from your Contract. There is at least some degree of overlap between this fundamental goal and the protections provided under the Contract's basic death benefit and under certain optional features, specifically: (i) the Earnings Protection Benefit; (ii) the GMIB; and (iii) any GMWB.

     Each of these four benefits provides a specific guarantee of minimum value regardless of investment performance on certain relevant dates: (i) the Owner's date of death in the case of death benefits and the Earnings Protection Benefit; and (ii) an Owner's specific age under the GMIB and a GMWB. To the extent the JNL/S&P Retirement Funds achieve their specific goals, the need for and the additional value of the protections received under these four benefits may be somewhat diminished.

     The potential for overlap is greatest for the GMIB and GMWB because those benefits will come into effect at approximately the same date as the JNL/S&P Retirement Funds' applicable target retirement date. The potential for overlap generally is less for death benefits and the Earnings Protection Benefit because those benefits do not come into effect on a fixed or predetermined date and the likelihood the Owner's date of death will be the same as the date that is the target date for the JNL/S&P Retirement Funds is relatively small. Investment in a fund such as the JNL/S&P Retirement Income Fund, however, may not be consistent with the Earnings Protection Benefit to the extent that conservative investing may not accomplish the Earnings Protection Benefit goal of providing an additional payout to help offset potential tax liabilities if there are earnings in the Contract at the Owner's death.

     You, therefore, are encouraged to consider whether you want to participate in an optional benefit when you plan to invest in a JNL/S&P Retirement Fund. Among the considerations are the charges for the optional benefits and the value to you of having overlapping goals and protections. In addition, there may be personal considerations affecting your decision that a knowledgeable adviser can assist you in weighing.

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                            JNLNY VARIABLE FUND I LLC
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JNL/Mellon Capital Management DowSM 10 Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/Mellon Capital Management S&P(R) 10 Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/Mellon Capital Management Global 15 Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/Mellon Capital Management Nasdaq(R) 15 Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation.

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JNL/Mellon Capital Management S&P(R) 24 Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through capital appreciation by investing in the common stocks of companies that have the potential for capital appreciation.

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JNL/Mellon Capital Management Value Line(R) 25 Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks capital appreciation by investing in 25 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM.

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JNL/Mellon Capital Management DowSM Dividend Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last fiscal year compared to the prior year and price-to-book on or about the last business day before each "Stock Selection Date."

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                                                      JNL VARIABLE FUND LLC
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JNL/Mellon Capital Management 25 Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


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JNL/Mellon Capital Management Select Small-Cap Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through capital appreciation.


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JNL/Mellon Capital Management JNL 5 Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/Mellon Capital Management JNL Optimized 5 Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies.

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JNL/Mellon Capital Management VIP Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies.

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JNL/Mellon Capital Management Communications Sector Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/Mellon Capital Management Consumer Brands Sector Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/Mellon Capital Management Financial Sector Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/Mellon Capital Management Healthcare Sector Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/Mellon Capital Management Oil & Gas Sector Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/Mellon Capital Management Technology Sector Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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     The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Fund may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers. The Funds described are available only through variable annuity Contracts issued by Jackson National Life of NY. They are NOT offered or made available to the general public directly.

     A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

     You should read the prospectus for the JNL Series Trust, JNL Variable Fund LLC and the JNLNY Variable Fund I LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future.

     VOTING PRIVILEGES. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners.

     SUBSTITUTION. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

                                CONTRACT CHARGES

     There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you selected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

     MORTALITY AND EXPENSE RISK CHARGES. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge. On an annual basis, this charge equals 1.20% of the average daily net asset value of your allocations to the Investment Divisions. For Contracts issued BEFORE MAY 3, 2004, the annual charge is 1.10% of the average daily net asset value of your allocations to the Investment Divisions. For Contracts issued BEFORE SEPTEMBER 22, 2003, the annual charge is 1.25% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account.

     This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations:

          o to make income payments for the life of the Annuitant during the income phase;

          o    to waive the withdrawal charge in the event of the Owner's death;
               and

          o    to provide a basic death benefit prior to the Income Date.

     Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charges. Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Extended Care Benefit.

     If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

     ANNUAL CONTRACT MAINTENANCE CHARGE. During the accumulation phase, we deduct a $30 annual contract maintenance charge on each anniversary of the Issue Date. We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions and the Fixed Account options based on the proportion their respective value bears to the Contract Value. We will not deduct this charge, if when the deduction is to be made, the value of your Contract is $50,000 or more.

     ADMINISTRATION CHARGE. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account. If the initial premium equals $1,000,000 or more, we will waive the administration charge. However, we reserve the right to reverse this waiver and reinstate the administration charge if withdrawals are made in the first Contract Year that result in the Contract Value falling substantially below $1,000,000, as determined by us.


     TRANSFER CHARGE. You must pay $25 for each transfer in excess of 15 in a Contract Year. This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable. We waive the transfer charge in connection with Dollar Cost Averaging, Earnings Sweep, Rebalancing transfers and any transfers we require.


     WITHDRAWAL CHARGE. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

          o PREMIUMS THAT ARE NO LONGER SUBJECT TO A WITHDRAWAL CHARGE (premiums in your annuity for at least seven (three for the Three-Year Withdrawal Charge Period option or five for the Five-Year Withdrawal Charge Period option) years without being withdrawn), plus

          o    EARNINGS   (excess  of  your  Contract  Value  allocated  to  the
               Investment Divisions and the Fixed Account your remaining premium in these Options)

          o    ADDITIONAL FREE WITHDRAWALS


               * during each Contract Year (the first withdrawal during a Contract Year for Contracts purchased BEFORE SEPTEMBER 22,
                    2003), 10% OF PREMIUMS that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Interest Rate Adjustment, and that have not been previously withdrawn, MINUS earnings (required minimum distribution will reduce the 10% free withdrawal amount), OR


               * if you have elected the 20% Additional Free Withdrawal endorsement, during each Contract Year, 20% OF PREMIUMS that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Interest Rate Adjustment, and that have not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), minus earnings.

     WE WILL DEDUCT A WITHDRAWAL CHARGE ON:

          o    partial withdrawals in excess of the free withdrawal amounts, or


          o withdrawals under a tax-qualified Contract that exceeds its required minimum distributions, or



          o withdrawals in excess of the free withdrawal amounts to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity, or

          o    total withdrawals.



     The amount of the withdrawal charge deducted varies (depending upon whether you have elected the Three-Year Withdrawal Charge Period option or the Five-Year Withdrawal Charge Period option and how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:


                                     WITHDRAWAL CHARGE (AS A PERCENTAGE OF PREMIUM PAYMENTS):
         COMPLETED YEARS
         SINCE RECEIPT OF        0        1        2        3        4        5        6       7+
         PREMIUM



         BASE SCHEDULE          7%       6%       5%       4%       3%       2%       1%        0


         WITHDRAWAL CHARGE
         IF FIVE-YEAR          6.5%      5%       3%       2%       1%        0        0        0

         PERIOD APPLIES


         WITHDRAWAL CHARGE
         IF THREE-YEAR          6%      4.5%      2%        0        0        0        0        0

         PERIOD APPLIES*

     * PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


     For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. If you make a full withdrawal, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract. The withdrawal charge compensates us for costs associated with selling the Contracts.

     NOTE: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

     We do not assess the withdrawal charge on any payments paid out as:

          o income payments (but the withdrawal charge is deducted on the Income Date if that date is within 13 months of the Issue Date);

          o    death benefits;


          o withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge); or


          o withdrawals of up to $250,000 from the Investment Divisions or from the Fixed Account if you need extended hospital or nursing home care as provided in your Contract.

     We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense. Some examples are: the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser. We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson National Life of NY or any of our affiliates.

     CONTRACT ENHANCEMENT CHARGE. If you select one of the Contract Enhancements, then for a period of seven Contract Years (five for the 2% Contract Enhancement) a charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions. These charges will also be assessed against any amounts you have allocated to the Fixed Account by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals). The amounts of these charges (or reductions in credited rates) depend upon which of the Contract Enhancements you select:

       CONTRACT ENHANCEMENT               2%              3%             4%
       CHARGE (ON AN ANNUAL BASIS)        0.395%          0.42%          0.56%

     For Contracts with Issue Dates BETWEEN SEPTEMBER 22, 2003 AND OCTOBER 3, 2004, the 4% Contract Enhancement was not available. For Contracts with Issue Dates ON AND AFTER SEPTEMBER 22, 2003 and a Contract Enhancement, the three-, five-, or seven-year Fixed Account option is unavailable.

     Due to this charge, it is possible that upon a complete withdrawal, you will receive less money back than if you had not elected the Contract Enhancement.

     CONTRACT ENHANCEMENT RECAPTURE CHARGE. If you select a Contract Enhancement and then make a partial or total withdrawal from your Contract in the first seven years (five years for the 2% Contract Enhancement) since the premium payment withdrawn was made, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your first year premiums. Your Contract will also be subject to a recapture charge if you return it during the free look period. The amounts of these charges are as follows:

     CONTRACT ENHANCEMENT RECAPTURE CHARGE (AS A PERCENTAGE OF THE CORRESPONDING FIRST YEAR PREMIUM PAYMENT WITHDRAWN IF AN OPTIONAL CONTRACT ENHANCEMENT IS SELECTED)

        Completed Years Since Receipt of        0        1        2          3         4        5        6      7+
          Premium Payment
                                                2%      2%      1.25%      1.25%      0.5%      0        0      0
        Recapture Charge (2% Credit)
        Recapture Charge (3% Credit)            3%      3%        2%        2%         2%       1%      1%      0
        Recapture Charge (4% Credit)            3%      3%        2%        2%         2%       1%      1%      0


     For Contracts with Issue Dates BEFORE SEPTEMBER 23, 2003, the recapture charges for the 4% Contract Enhancement over the same completed years since receipt of a premium payment were: 4%, 4%, 2.5%, 2.5%; 2.5%; 1.25%; and 1.25%.


     We expect to make a profit on the recapture charge, and examples in Appendix B may assist you in understanding how the recapture charge works. However, we do not assess the recapture charge on any amounts paid out as:

          o    death benefits;

          o    income payments paid during the income phase;

          o    withdrawals   taken  under  your   Contract's   free   withdrawal
               provisions;


          o    withdrawals   necessary   to   satisfy   the   required   minimum
               distribution of the Internal Revenue Code (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge); or


          o withdrawals of up to $250,000 from the Separate Account or from the Fixed Account if you need extended hospital or nursing home care as provided in your Contract.


     OPTIONAL DEATH BENEFIT - HIGHEST ANNIVERSARY VALUE DEATH BENEFIT CHARGE. There is no additional charge for the Contract's basic death benefit. However, if you select the Highest Anniversary Value Death Benefit, you will pay 0.25%, subject to a maximum of 0.40% on new issues, on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.


     GUARANTEED MINIMUM INCOME BENEFIT CHARGE. The charge for the GMIB depends on the endorsement's availability and the frequency of deduction, as explained below.

          For Contracts with the GMIB purchased ON AND AFTER JANUARY 17, 2006 (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).


          For Contracts with the GMIB purchased FROM MAY 3, 2004 THROUGH JANUARY 16, 2006 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).

          For Contracts with the GMIB purchased FROM SEPTEMBER 22, 2003 THROUGH MAY 2, 2004, (subject to availability), you pay 0.1125% of the GMIB Benefit Base each calendar quarter (0.45% annually).


          For Contracts with the GMIB purchased BEFORE SEPTEMBER 22, 2003 (subject to availability), you pay 0.075% of the GMIB Benefit Base each calendar quarter (0.30% annually).


     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. The quarterly charge is waived with respect to the Fixed Account to the extent its deduction would result in a net interest rate of less than the Fixed Account minimum interest rate. The monthly charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GMIB Benefit Base. For more information about the GMIB Benefit Base, please see "Guaranteed Minimum Income Benefit" beginning on page 103. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection, as applicable. Similarly, the charge is prorated upon termination of the endorsement. PLEASE NOTE: THE CHARGE FOR THE GMIB WILL BE DEDUCTED EVEN IF YOU NEVER USE THE BENEFIT. ALSO, THE GMIB ONLY APPLIES TO CERTAIN OPTIONAL INCOME PAYMENTS.

     7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on when the endorsement is added to the Contract. For more information about the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 49. The charge also depends on the endorsement's availability, the basis for deduction, and the frequency of deduction, as explained below.


          For Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006 (subject to availability), the charge is:

                    Maximum Annual                Current Annual
                        Charge                       Charge
                --------------------------- ----------------------------
                --------------------------- ----------------------------
                       Monthly                      Monthly

                        0.75%                     0.42% / 12

               You pay the applicable annual percentage of the GWB each Contract Month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement.

               For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge is:


                    Maximum Annual                Current Annual
                        Charge                       Charge
                --------------------------- ----------------------------
                --------------------------- ----------------------------
                         0.70%                        0.40%

               You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.


               For Contracts to which this GMWB was added BEFORE OCTOBER 4, 2004, the charge is:


                    Maximum Annual                Current Annual
                        Charge                       Charge
                --------------------------- ----------------------------
                --------------------------- ----------------------------
                         0.70%                        0.35%
                                               0.55% upon step-up

               You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases to 0.55% upon the first step-up.

     We reserve the right to prospectively change the charge on new Contracts, or if you select the benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.


     We stop deducting the charge on the earlier date that you annuitize the Contract or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 49.

     5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP CHARGE. if you select the 5% GMWB with annual step-up, you will pay 0.055% of the GWB each Contract Month. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 54. We deduct this charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. Similarly, the charge is prorated upon termination of the endorsement. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. After the fifth Contract Anniversary if no withdrawals have been taken, you will pay 0.0375% of the GWB each Contract Month. After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month. We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.47% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.

     5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP CHARGE. If you select the 5% GMWB Without Step-Up, you will pay 0.0175% of the GWB each Contract Month. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page
     58. We deduct this charge from your Contract Value pro rata basis over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. We will waive the charge at the end of a Contract Month, however, to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. Similarly, the charge is prorated upon termination of the endorsement. The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. After the fifth Contract Anniversary if no withdrawals have been taken, you will pay 0.0125% of the GWB each Contract Month. After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract Month. We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to a maximum charge of 0.51% annually. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.

     5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 61. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

                 Annual Charge            Maximum           Current

                 -------------------- ----------------- ----------------
                 -------------------- ----------------- ----------------

                 Ages    45 - 49          0.87%/12         0.42%/12
                         50 - 54          0.87%/12         0.42%/12
                         55 - 59          1.20%/12         0.66%/12
                         60 - 64          1.32%/12         0.75%/12
                         65 - 69          1.47%/12         0.90%/12
                         70 - 74          0.87%/12         0.51%/12
                         75 - 80          0.60%/12         0.36%/12

                 -------------------- ----------------- ----------------


     You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement.

     We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

     You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 61. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 61.

     5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP CHARGe. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page
     67. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

             Annual Charge                  Maximum               Current

             ----------------------- ---------------------- --------------------
             ----------------------- ---------------------- --------------------

             Ages    45 - 49               1.02%/12               0.57%/12
                     50 - 54               1.17%/12               0.72%/12
                     55 - 59               1.50%/12               0.96%/12
                     60 - 64               1.50%/12               0.96%/12
                     65 - 69               1.50%/12               0.96%/12
                     70 - 74               0.90%/12               0.57%/12
                     75 - 80               0.66%/12               0.42%/12

             ----------------------- ---------------------- --------------------


     You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement.

     We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

     You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 67. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 67.

     5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 73. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

                 Annual Charge             Maximum                Current

             ---------------------- ----------------------- --------------------
             ---------------------- ----------------------- --------------------

             Ages    45 - 49               0.87%/12              0.42%/12
                     50 - 54               1.02%/12              0.57%/12
                     55 - 59               1.47%/12              0.87%/12
                     60 - 64               1.47%/12              0.87%/12
                     65 - 69               1.20%/12              0.66%/12
                     70 - 74               0.75%/12              0.36%/12
                     75 - 80               0.57%/12              0.30%/12

             ---------------------- ----------------------- --------------------


     You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement.

     We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.

     You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up" beginning on page 73. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up" beginning on page 73.

     JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest joint Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 80. The charge varies by age group (see table below), and both Owners must be within the eligible age range.

             Annual Charge                 Maximum                Current

             ---------------------- ----------------------- --------------------
             ---------------------- ----------------------- --------------------

             Ages    45 - 49               1.02%/12              0.57%/12
                     50 - 54               1.02%/12              0.57%/12
                     55 - 59               1.35%/12              0.81%/12
                     60 - 64               1.47%/12              0.90%/12
                     65 - 69               1.62%/12              1.05%/12
                     70 - 74               1.02%/12              0.66%/12
                     75 - 80               0.75%/12              0.51%/12

             ---------------------- ----------------------- --------------------


     You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement.

     We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

     You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 80. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 80.

     JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest joint Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Annual Step-Up" beginning on page 84. The charge varies by age group (see table below) and both Owners must be within the eligible age range.

             Annual Charge                 Maximum                Current

             ---------------------- ----------------------- --------------------
             ---------------------- ----------------------- --------------------

             Ages    45 - 49               1.11%/12              0.66%/12
                     50 - 54               1.26%/12              0.81%/12
                     55 - 59               1.71%/12              1.11%/12
                     60 - 64               1.71%/12              1.11%/12
                     65 - 69               1.47%/12              0.90%/12
                     70 - 74               1.02%/12              0.60%/12
                     75 - 80               0.81%/12              0.57%/12

             ---------------------- ----------------------- --------------------


     You pay the applicable annual percentage of the GWB each month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement.

     We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.

     You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 84. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up" beginning on page 84.

     5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 89. The charge varies by age group. The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

     PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

         The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

               For Contracts to which this GMWB was added BEFORE MAY 1, 2006 (subject to availability), the charge for each age group is:


                           Annual Charge         Maximum       Current
                           ------------------ -------------- -------------
                           ------------------ -------------- -------------

                           Ages    60 - 64     1.32% / 12     0.90% / 12
                                   65 - 69     0.87% / 12     0.60% / 12

                                   70 - 74     0.60% / 12     0.51% / 12
                                   75 - 80     0.51% / 12     0.42% / 12


               You pay the applicable annual percentage of the GWB each Contract Month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement.

               For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge for each age group is:


                          Annual Charge         Maximum        Current
                          ------------------- ------------- --------------
                          ------------------- ------------- --------------
                          Ages    60 - 64        1.30%          0.90%
                                  65 - 69        0.85%          0.60%
                                  70 - 74        0.60%          0.50%
                                  75 - 80        0.50%          0.40%

               You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse's continuation of the Contract.


     We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

     You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page
     89. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

     4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. For more information about the GWB, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 96. The charge varies by age group. The charge also depends on the endorsement's availability, and the basis for and frequency of its deduction, as explained below. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the Annuitant's age. (With joint Annuitants, the charge is based on the older Annuitant's age.)

     PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

     The bonus is available only for Contracts to which this GMWB was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006.

          For Contracts to which this GMWB was added before May 1, 2006 (subject to availability), the charge for each age group is:


             Annual Charge           Maximum            Current
             ------------------- ----------------- ------------------
             ------------------- ----------------- ------------------
             Ages    50 - 54        0.87% / 12        0.66% / 12
                     55 - 59        0.66% / 12        0.51% / 12
                     60 - 64        0.51% / 12        0.36% / 12
                     65 - 69        0.36% / 12        0.27% / 12
                     70 - 74        0.30% / 12        0.21% / 12
                     75 - 80        0.21% / 12        0.15% / 12


          You pay the applicable annual percentage of the GWB each Contract Month. But the charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value pro rata over each applicable Investment Division by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of each Contract month (monthly anniversary) after selection. Similarly, the charge is prorated upon termination of the endorsement.

          For Contracts to which this GMWB was added BEFORE JANUARY 17, 2006, the charge for each age group is:


             Annual Charge            Maximum            Current
             -------------------- ----------------- ------------------
             -------------------- ----------------- ------------------
             Ages    50 - 54           0.85%              0.65%
                     55 - 59           0.65%              0.50%
                     60 - 64           0.50%              0.35%
                     65 - 69           0.35%              0.25%
                     70 - 74           0.30%              0.20%
                     75 - 80           0.20%              0.15%

          You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made. But this charge reduction is not available upon the spouse's continuation of the Contract.


     We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. For Contracts to which this endorsement was added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

     You will continue to pay the charge for the endorsement even if the For Life Guarantee would become invalid through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page
     96. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. For more information about how the endorsement works, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 96.


     THREE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional three-year withdrawal charge period feature, you will pay 0.45% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.


     PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


     FIVE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional five-year withdrawal charge period feature, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

     20% ADDITIONAL FREE WITHDRAWAL CHARGE. If you select the optional feature that permits you to withdraw 20% of premium (still subject to a withdrawal charge minus earnings) during a Contract Year without a withdrawal charge, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.


     OTHER EXPENSES. We pay the operating expenses of the Separate Account including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Fund. These expenses are described in the attached prospectus for the JNL Series Trust, JNL Variable Fund LLC and the JNLNY Variable Fund I LLC. For more information, please see the "Fund Operating Expenses" table beginning on page 12.


     PREMIUM TAXES. Your state charges premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Currently, the deduction would be 2% of a premium payment, but we are not required to pay premium taxes.

     INCOME TAXES. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law, and we are not presently making any such deduction.


     DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc. ("JNLD"), located at 8055 E. Tufts Avenue, Denver, Colorado 80237, serves as the distributor of the Contracts. JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company, Jackson National Life of NY's parent.


     Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.


     Under certain circumstances, JNLD out of their own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These cash payments, or reimbursements, to broker-dealers are in recognition of their marketing and distribution and/or administrative services support and are sometimes referred to as "revenue sharing." They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management and the volume and size of the sales of our insurance products. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct.

     The two primary forms of such compensation paid by JNLD are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement, assets under management and sales volume. Overrides are generally based on a fixed percentage of product sales and currently range from 10 to 50 basis points (0.10% to 0.50%). Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars. Examples of such payments include, but are not limited to, reimbursements for representative training meetings, prospecting seminars, and business development and educational enhancement items. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience.

     Below is a listing of the 19 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2005 from the Distributor in relation to the sale of our insurance products:

                 1.   WM Financial
                 2.   LPL Financial Services
                 3.   National Planning Corporation
                 4.   SII Investments
                 5.   Invest
                 6.   Fifth Third Securities
                 7.   Raymond James
                 8.   Securities America
                 9.   Webster Securities
                 10.  ICA
                 11.  IFMG
                 12.  Commonwealth Financial Network
                 13.  Thrivent
                 14.  Intersecurities
                 15.  Mutual Service Corporation
                 16.  Prime Capital Services
                 17.  Lincoln Financial Advisors
                 18.  Centaurus Financial
                 19.  Jefferson Pilot Securities Corporation

     Please see Appendix D for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2005 from the Distributor in relation to the sale of our insurance products.


     We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. If you elect the optional Three Year Withdrawal Charge Period endorsement, if available, a lower commission may be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life Distributors, Inc., we are affiliated with the following broker-dealers:

          o    National Planning Corporation,

          o    SII Investments, Inc.,

          o    IFC Holdings, Inc. d/b/a Invest Financial Corporation,

          o    Investment Centers of America, Inc., and

          o    BH Clearing, LLC

     The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson National Life of NY and Jackson National Life Insurance Company, its parent. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

     All of the compensation described here, and other compensation or benefits provided by JNLNY or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

                                    PURCHASES

     MINIMUM INITIAL PREMIUM:

          o    $5,000 under most circumstances

          o    $2,000 for a qualified plan Contract

     MINIMUM ADDITIONAL PREMIUMS:

          o    $500 for a qualified or non-qualified plan

          o    $50 for an automatic payment plan

          o    You  can  pay   additional   premiums  at  any  time  during  the
               accumulation phase

     These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. We reserve the right to limit the number of Contracts that you may purchase. There is a $100 minimum balance requirement for each Fixed Account and Investment Division. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. We reserve the right to restrict availability or impose restrictions on the Fixed Account options.

     MAXIMUM PREMIUMS:

          o The maximum aggregate premiums you may make without our prior approval is $1 million.

     The payment of subsequent premiums relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the death benefit, the GMIB or any GMWB.

     ALLOCATIONS OF PREMIUM. You may allocate your premiums to one or more of the Fixed Account and Investment Divisions. Each allocation must be a whole percentage between 0% and 100%. The minimum amount you may allocate to the Fixed Account or an Investment Division is $100. We will allocate any additional premiums you pay in the same way unless you instruct us otherwise. These allocations will be subject to our minimum allocation rules described above.

     Although more than 18 Investment Divisions and the Fixed Account are available under your Contract, you may not allocate your Contract Values among more than 18 at any one time.

     We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five business days, we will return your money.

     Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).


     OPTIONAL CONTRACT ENHANCEMENTS. If you elect one of our optional Contract Enhancements, then at the end of any business day in the first Contract Year when we receive a premium payment, we will credit your Contract Value with an additional 2%, 3% or 4% of your payment, depending upon which Contract Enhancement you have selected. There is a charge, described above, that is assessed against the Investment Divisions and the Fixed Account for the Contract Enhancements, and its amount depends upon which Contract Enhancement you elect. We will impose a Contract Enhancement recapture charge if you


          o make withdrawals in excess of the free withdrawals permitted by your Contract (or an additional free withdrawal endorsement if elected) or

          o    return your Contract during the Free Look period.


     The amount and duration of the recapture charge depends upon which Contract Enhancement you elect. We will not impose the Contract Enhancement recapture charge if your withdrawal is made for extended care, withdrawal of earnings, withdrawals made in accordance with your Contract's free withdrawal provision or in accordance with an additional free withdrawal endorsement, amounts paid out as income payments or death benefits, or to satisfy required minimum distribution of the Internal Revenue Code. If the withdrawal requested exceeds the required minimum distribution, the recapture charge will be charged on the entire withdrawal amount. We expect to make a profit on these charges for the Contract Enhancements. Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancements work.

     Your Contract Value will reflect any gains or losses attributable to a Contract Enhancement. Contract Enhancements, and any increase in value attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.


     Asset-based charges are deducted from the total value of the Separate Account. In addition, for the Fixed Account, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected. Therefore, your Contract incurs charges on the entire amounts included in your Contract, which includes premium payments made in the first seven (five for the 2% Contract Enhancement) years, the Contract Enhancement and the earnings, if any, on such amounts for the first seven (five for the 2% Contract Enhancement) Contract Years. As a result, the aggregate charges assessed will be higher than those that would be charged if the Contract did not include the Contract Enhancement. Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected the Contract Enhancement. Jackson National Life of NY will recapture all or part of any Contract Enhancements if you make withdrawals in the first seven (five for the 2% Contract Enhancement) years. We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

     If you elect the Contract Enhancement and then make more than relatively small premium payments during Contract Years two through seven (five for the 2% Contract Enhancement), you would likely have a lower Contract Value than if you had not elected the Contract Enhancement. Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract Year. Charges for the Contract Enhancement are not assessed after the seventh Contract Year (fifth for the 2% Contract Enhancement).

     According, the increased Contract Value resulting from a Contract Enhancement is reduced during the first seven Contract Years (five for the 2% Contract Enhancement) by the operation of the Contract Enhancement charge. If you make premium payments only in the first Contract Year and do not make a withdrawal during the first seven years (five for the 2% Contract Enhancement), at the end of the seven-year period (five for the 2% Contract Enhancement) that the Contract Enhancement charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected a Contract Enhancement, regardless of investment performance. Contract Values may also be higher if you pay additional premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement Charge for less than seven full years (five for the 2% Contract Enhancement).

     In the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) in the following circumstances:

          o    death benefits computed on the basis of Contract Value;

          o withdrawals taken under the 10% free withdrawal provision (or the 20% Additional Free Withdrawal Endorsement, if elected);


          o    withdrawals   necessary   to   satisfy   the   required   minimum
               distribution of the

               Internal Revenue Code;


          o    withdrawals   under  our   extended   care   benefit.   For  more
               information, please see "Waiver of Withdrawal and Recapture Charges for Extended Care" beginning on page 47.


     For Contracts purchased ON OR AFTER SEPTEMBER 22, 2003, selection of a Contract Enhancement will prohibit allocation or transfer of any premium to the 3-, 5-, or 7-year Fixed Account options during the recapture periods.


     If you purchased your Contract BETWEEN SEPTEMBER 22, 2003 AND OCTOBER 3, 2004, the 4% Contract Enhancement was not available. If you purchased your Contract BETWEEN MARCH 18, 2003 AND SEPTEMBER 21, 2003, the 3% and 4% Contract Enhancements were not available and the 2% Contract Enhancement could not be elected with the five-year withdrawal charge period option. If you purchased your Contract BETWEEN JULY 14, 2003 AND SEPTEMBER 21, 2003, the 2% Contract Enhancement was not available.

     The 3% and 4% Contract Enhancement may not be selected with the 20% Additional Free Withdrawal option.


     CAPITAL PROTECTION PROGRAM. If you select our Capital Protection program at issue, we will allocate enough of your premium to the Fixed Account you select to assure that the amount so allocated will equal at the end of a selected period of 1, 3, 5, or 7 years, your total original premium paid. You may allocate the rest of your premium to any Investment Division(s). If any part of the Fixed Account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium. This program is available only if Fixed Account options are available. There is no charge for the Capital Protection Program. You should consult your Jackson National Life of NY representative with respect to the current availability of 3, 5, 7 year Fixed Account options and the availability of the Capital Protection program.

     For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3.00% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

     Alternatively, assume Jackson National Life of NY receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson National Life of NY will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the Investment Division(s) you selected.

     Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all of your premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guaranteed period.

     ACCUMULATION UNITS. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an "Accumulation Unit." During the income phase we use a measure called an "Annuity Unit."

     Every business day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

          o determining the total amount of assets held in the particular Investment Division;


          o subtracting any asset-based charges and taxes chargeable under the Contract; and


          o    dividing  this amount by the number of  outstanding  Accumulation
               Units.


     Charges deducted through the cancellation of units are not reflected in the computation.

     The value of an Accumulation Unit may go up or down from day to day. The base Contract has a different Accumulation Unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation Unit value.


     When you make a premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

                  TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS


     You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between the Fixed Account and an Investment Division must occur prior to the Income Date. Transfers from the Fixed Account will be subject to any applicable Interest Rate Adjustment. There may be periods when we do not offer the Fixed Account, or when we impose special transfer requirements on the Fixed Account. If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then Current Interest Rate for the Fixed Account Option. You can make 15 transfers every Contract Year during the accumulation phase without charge.


     A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.


     RESTRICTIONS ON TRANSFERS: MARKET TIMING. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.


     Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

          o    limiting the number of transfers over a period of time;

          o    requiring a minimum time period between each transfer;

          o limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

          o    limiting the dollar amount that you may transfer at any one time.

     To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

     We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

     Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.


     Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.


     Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

                       TELEPHONE AND INTERNET TRANSACTIONS

     THE BASICS. You can request certain transactions by telephone or at www.jnlny.com, our Internet website, subject to our right to terminate electronic or telephone transfer privileges, as described above. Our Annuity Service Center representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jnlny.com.


     WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Annuity Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.


     WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit value for an Investment Division.

     Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Annuity Service Center immediately.

     HOW TO CANCEL A TRANSACTION. You may only cancel an earlier telephonic or electronic transfer requests made on the same day by calling the Annuity Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

     OUR PROCEDURES. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications, and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

     We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

     Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

                              ACCESS TO YOUR MONEY

     You can have access to the money in your Contract:

          o    by making either a partial or complete withdrawal;

          o    by electing the Systematic Withdrawal Program;

          o    by electing a Guaranteed Minimum Withdrawal Benefit, or

          o    by electing to receive income payments.

     Your Beneficiary can have access to the money in your Contract when a death benefit is paid.


     Withdrawals under the Contract may be subject to a withdrawal charge. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. When you make a complete withdrawal you will receive the value of your Contract as of the end of the business day your request is received by us in Good Order, minus any applicable premium tax, the annual contract maintenance charges, charges due under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable Interest Rate Adjustment. For more information about withdrawal charges, please see "Withdrawal Charge" beginning on page 26.


     Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature, of any address change. We do not assume responsibility for improper disbursement if you have failed to provide us with the current address to which the proceeds should be sent.

     Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account or Investment Division from which you are making the withdrawal. If you are not specific, your withdrawal will be taken from your allocations to the Fixed Account and Investment Divisions based on the proportion their respective values bear to the Contract Value. With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. After your withdrawal, at least $100 must remain in each Fixed Account or Investment Division from which the withdrawal was taken.

     If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

     INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. THERE ARE LIMITATIONS ON WITHDRAWALS FROM QUALIFIED PLANS. FOR MORE INFORMATION, PLEASE SEE "TAXES" BEGINNING ON PAGE 110.

     WAIVER OF WITHDRAWAL AND RECAPTURE CHARGES FOR EXTENDED CARE. We will waive the withdrawal charges and recapture charges (but not any Interest Rate Adjustment) that would otherwise apply in certain circumstances by providing you, at no charge, an Extended Care Benefit, on amounts of up to $250,000 from the Fixed Account and Investment Divisions that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued. You may exercise this benefit once under your Contract.

     OPTIONAL THREE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal charge period, a three-year withdrawal charge period with withdrawal charges in contribution years one through three of 6%, 4.5% and 2%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.45% of average daily net asset value of your allocations to the Investment Divisions. If you elect the optional Three-Year Withdrawal Charge Period endorsement, a lower commission will be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. You may NOT elect this option if you elect Five-Year Withdrawal Charge endorsement or the 20% Additional Free Withdrawal endorsement.


     PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


     OPTIONAL FIVE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal charge period a five-year withdrawal charge period with withdrawal charges in contribution years one through five of 6.5%, 5%, 3%, 2% and 1%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.30% of the average daily net asset value of your allocations to the Investment Divisions. You may NOT elect this option if you elect the Three-Year Withdrawal Charge endorsement.

     The charges for the Five-year or Three-year Withdrawal Charge Period options continue for as long as you hold the Contract. The potential benefits of these options normally will persist for no more than four-to-six years, depending on performance (the greater the performance the less the benefit) and payment patterns (large subsequent payments in relation to the initial payment make the benefits persist for a longer time than for a Contract where only the initial payment is made).

     If you purchased your Contract BETWEEN MARCH 18, 2003, AND SEPTEMBER 21, 2003, the Five-Year Withdrawal Charge Period endorsement could not be elected with the 2% Contract Enhancement.


     If you purchased your Contract prior to May 1, 2006, the Five-year Withdrawal Charge Period option could not be elected with the Three-year Withdrawal Charge Period option

     20% ADDITIONAL FREE WITHDRAWAL. You may elect an endorsement to your Contract that permits you to withdraw an additional 20% of premiums that are subject to a withdrawal charge, minus earnings during a Contract Year without a withdrawal charge. You will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. THIS ENDORSEMENT WILL REPLACE THE 10% FREE WITHDRAWAL ENDORSEMENT. The 20% Additional Free Withdrawal endorsement is a liquidity feature that provides a benefit if you contemplate or need to take large withdrawals. The 20% Additional Free Withdrawal endorsement provides extra liquidity in any market environment but, when it is elected in combination with any GMWB, taking full advantage of the endorsement may have an adverse effect on the GMWB if the withdrawal exceeds the GAWA, as a withdrawal in excess of the GAWA may always reduce the GAWA and potentially limit the benefits available. IN FACT, ANY TIME YOU USE THE 20% ADDITIONAL FREE WITHDRAWAL ENDORSEMENT WHEN THE AMOUNT OF THE WITHDRAWAL EXCEEDS THE GAWA AND THE CONTRACT VALUE IS LESS THAN THE GWB, IT IS DISADVANTAGEOUS. You may NOT elect this option if you elect the 3% or 4% Contract Enhancement endorsements or if, PRIOR TO MAY 1, 2006, you elected the Three-year Withdrawal Charge Period option.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT CONSIDERATIONS. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their beneficiaries. The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments. A Guaranteed Minimum Withdrawal Benefit
     (GMWB) is designed to help reduce these uncertainties.

     A GMWB is  intended  to address  those  concerns  but does not  provide any guarantee the income will be sufficient to cover any individual's particular needs. Moreover, the GMWB does not assure that you will receive any return on your investments. The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation. Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns. The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up. However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

     Payments under the GMWB will first be made from your Contract Value. Our obligations to pay you more than your Contract Value will only arise under limited circumstances. Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

     The 5% For Life GMWBs with Joint Option available only to spouses differ from the 5% For Life GMWBs without the Joint Option available to spouses and unrelated parties and enjoy the following advantages:

          * If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving joint owner.

          * If one of the owners dies before the automatic payment of benefits begins, the spouse may continue the Contract and the "For Life" guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

     The 5% For Life GMWBs with Joint Option have a higher charge than the For Life GMWBs without the Joint Option.

     7% GUARANTEED  MINIMUM  WITHDRAWAL  BENEFIT.  THE FOLLOWING  DESCRIPTION IS
     SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX C THAT MAY ASSIST YOU IN UNDERSTANDING HOW THE CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 7% GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We may limit availability of this optional endorsement. Once selected, the 7% GMWB cannot be canceled. If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 7% GMWB may also be selected after the Issue Date within the 30 days before any Contract Anniversary. If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.


     Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount. Upon selection, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%. However, withdrawals are not cumulative. If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year. If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

     Withdrawal charges,  Contract  Enhancement  recapture charges, and Interest
     Rate Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7% GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

     Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.


     If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Withdrawals greater than GAWA impact the GAWA differently, depending on when you selected the 7% GMWB, because the calculation is different. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 3, 4, and 6 in Appendix C illustrate the impact of such withdrawals.


     If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

          o the GWB prior to the partial withdrawal less the partial withdrawal; or

          o    zero.

     If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

          o    the  Contract  Value  after  the  partial  withdrawal,  less  any
               applicable   recapture   charges   remaining  after  the  partial
               withdrawal; or

          o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

     If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

          o    the GAWA prior to the partial withdrawal; or

          o    the GWB after the partial withdrawal.

     If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

          o    the GAWA prior to the partial withdrawal; or

          o    the GWB after the partial withdrawal.

                                     - or -


          For Contracts to which this endorsement was added ON AND AFTER MAY 2, 2005, 7% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

          For Contracts to which this endorsement was added BEFORE MAy 2, 2005, 7% of the greater of:


               1. the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

               2.   the GWB after the partial withdrawal.

     For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Interest Rate Adjustments.

     Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.


     For certain tax-qualified Contracts to which the 7% GMWB is added ON AND AFTER JANUARY 17, 2006 (subject to availability), withdrawals greater than the Guaranteed Annual Withdrawal Amount (GAWA) are allowed, under certain circumstances, to meet the Contract's required minimum distribution (RMDs) under the Internal Revenue Code (Code), and the endorsement's guarantees will not be compromised. Otherwise, the GWB and GAWA could be adversely recalculated, as described above.

     REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.

     Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 7% GMWB, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is 10. The RMDs for calendar years 2005 and 2006 are 14 and 16, respectively.

          If the Owner takes 7 in each of the two halves of calendar year 2005 and 8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn 15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

     An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

          The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

          If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

     Examples that are relevant or specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix C, particularly examples 3, 4, and 6. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 7% GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

     STEP-UP. In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.



                                       ---------------------------------------------------------------------

                                       The GWB equals Contract Value.
        WITH A STEP-UP -
                                       The GAWA is recalculated, equaling the greater of:

                                           * 7% of the new GWB; OR

                                           * The GAWA before the Step-Up.

                                       -------------------------------------------------------------------

     The first opportunity for a Step-Up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.


          o For Contracts to which the 7% GMWB was added BEFORE JANUARY 17, 2006, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.

     A Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.


     SPOUSAL CONTINUATION. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

     If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to "step-up" on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon "step-up" is the Contract Value, including any adjustments applied on the continuation date. Any subsequent "step-up" must follow the "step-up" restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).


     TERMINATION. The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly statement charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB. The 7% GMWB also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.


     CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB.

     All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit will be paid.

     ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

     FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die before the payments have been completed, the remaining payments will be made to the Beneficiary.

     This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

     EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.



     5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP. The following description is supplemented by the examples in Appendix C that may assist you in understanding how calculations are made in certain circumstances. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 5% GMWB WITH ANNUAL STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB With Annual Step-Up cannot be canceled. If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.


     Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

     Withdrawal charges,  Contract  Enhancement  recapture charges, and Interest
     Rate Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

     Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments.


     If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 3, 4, and 6 in Appendix C illustrate the impact of such withdrawals.


     If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

          o the GWB prior to the partial withdrawal less the partial withdrawal; or

          o    zero.

     If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

          o    the  Contract  Value  after  the  partial  withdrawal,  less  any
               applicable   recapture   charges   remaining  after  the  partial
               withdrawal; or

          o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

     If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

          o    the GAWA prior to the partial withdrawal; or

          o    the GWB after the partial withdrawal.

     If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

          o    the GAWA prior to the partial withdrawal, or

          o    the GWB after the partial withdrawal, or

          o 5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.


     For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Interest Rate Adjustments.

     Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income
     Payments" beginning on page 111. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts - Withdrawals and Income Payments" beginning on page 111.

     For certain tax-qualified Contracts, the 5% GMWB With Annual Step-Up allows for withdrawals greater than GAWA to meet the required minimum distribution
     (RMD) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 3, 4 and 6 in Appendix C supplement this description.

     REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.

     Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years.
     Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is 10. The RMD requirements for calendar years 2005 and 2006 are 14 and 16, respectively.

          If the Owner takes 7 in each of the two halves of calendar year 2005 and 8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn 15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

     An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

          The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

          If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

     EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 3, 4, AND 6. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB WITH ANNUAL STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

     STEP-UP. Step-ups with the 5% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the greater of 5% of the new GWB or GAWA before step-up. Step-ups occur automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.


     SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.


     TERMINATION. The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly statement charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up. The 5% GMWB With Annual Step-Up also terminates with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract), or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.


     CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

     All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

     ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

     FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Annuitant) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

     EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.


     5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP. The following description is supplemented by some examples in Appendix C that may assist you in understanding how calculations are made in certain circumstances. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB Without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. THE 5% GMWB WITHOUT STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB Without Step-Up cannot be canceled. If you select the 5% GMWB Without Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB Without Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB Without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value. THE GWB CAN NEVER BE MORE THAN $5 MILLION, and the GWB is reduced with each withdrawal you take.


     Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

     Withdrawal charges,  Contract  Enhancement  recapture charges, and Interest
     Rate Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB Without Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

     Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments.


     If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 3, 4, and 6 in Appendix C illustrate the impact of such withdrawals.


     If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

          o the GWB prior to the partial withdrawal less the partial withdrawal; or

          o    zero.

     If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

          o    the  Contract  Value  after  the  partial  withdrawal,  less  any
               applicable   recapture   charges   remaining  after  the  partial
               withdrawal; or

          o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

     If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

          o    the GAWA prior to the partial withdrawal; or

          o    the GWB after the partial withdrawal.

     If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

          o    the GAWA prior to the partial withdrawal; or

          o    the GWB after the partial withdrawal; or

          o 5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.


     For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Interest Rate Adjustments.

     Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income
     Payments" beginning on page 111. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts - Withdrawals and Income Payments" beginning on page 111.

     For certain tax-qualified Contracts, the 5% GMWB Without Step-Up allows for withdrawals greater than GAWA to meet the required minimum distribution
     (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 3, 4 and 6 in Appendix C supplement this description.

     REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.

     Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB Without Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is 10. The RMD requirements for calendar years 2005 and 2006 are 14 and 16, respectively.

          If the Owner takes 7 in each of the two halves of calendar year 2005 and 8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn 15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

     An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

          The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

          If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

     Examples that are relevant or specific to tax-qualified Contracts, illustrating the GMWB in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix C, particularly examples 3, 4, and 6. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB WITHOUT STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.


     SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB Without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB Without Step-Up endorsement already applies to the Contract, the 5% GMWB Without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB Without Step-Up, if the 5% GMWB Without Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.


     TERMINATION. The 5% GMWB Without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last monthly statement charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB Without Step-Up. The 5% GMWB Without Step-Up also terminates with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract), or upon the first date both the GWB and Contract Value equal zero - whichever occurs first.


     CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

     All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

     ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

     FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Annuitant) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

     EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB Without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB Without Step-Up.


     5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP. The following description of this GMWB is supplemented by the examples in Appendix C, particularly examples 5 and 6 for the Step-Ups and examples 8 and 9 for the For Life guarantees. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

          * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                    The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint owners that are spouses, as described below.

                    For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                    The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                    So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

          OR

          * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                    The GWB is the guaranteed amount available for future periodic withdrawals.

               BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

     Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

     This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

     There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

     ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                          --------------------------------------

           WHEN THIS GMWB IS ADDED TO    The GWB equals initial premium net of
           THE CONTRACT ON THE ISSUE     any applicable premium taxes.
           DATE -
                                         The GAWA equals 5% of the GWB.

                                         ---------------------------------------

          WHEN THIS GMWB IS ADDED TO     The GWB equals Contract Value less the
          THE CONTRACT ON ANY CONTRACT   recapture charge on any Contract
          ANNIVERSARY -                  Enhancement.

                                         The GAWA equals 5% of the GWB.

                                         ---------------------------------------

     PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

     Contract Enhancements are not included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

     WITHDRAWALS.   Withdrawals   may  cause   both  the  GWB  and  GAWA  to  be
     recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

     REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 3, 4 and 6 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS
         THAN OR EQUAL TO THE GREATER OF     * The GWB before the withdrawal
         THE GAWA OR RMD, AS APPLICABLE -      less the withdrawal; OR

                                             * Zero.

                                           The GAWA:

                                             *   Is unchanged WHILE THE FOR LIFE
                                                 GUARANTEE IS IN EFFECT;
                                                 OTHERWISE

                                             *   Is recalculated, equaling the
                                                 lesser of the GAWA before the
                                                 withdrawal, or the GWB after
                                                 the withdrawal.

                                           -------------------------------------

     The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

     Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

                                           ------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS
         THE GREATER OF THE GAWA OR RMD,       *   Contract Value after the
         AS APPLICABLE -                           withdrawal less any recapture
                                                   charge on any Contract
                                                   Enhancement; OR

                                               *   The greater of the GWB before
                                                   the withdrawal less the
                                                   withdrawal, or zero.

                                           The GAWA is recalculated, equaling
                                           the lesser of:

                                               *   5% of the Contract Value
                                                   after the withdrawal less the
                                                   recapture charge on any
                                                   Contract Enhancement; OR

                                               *   The greater of 5% of the GWB
                                                   after the withdrawal, or
                                                   zero.

                                           ------------------------------------

         Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 16. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

         Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 111. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts - Withdrawals and Income Payments" beginning on page 111.

              ------------------------------------------------------------------

              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being invalidated. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is 10. The RMDs for calendar years 2005 and 2006 are 14 and 16, respectively.

                   If the Owner takes 7 in each of the two halves of calendar year 2005 and 8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn
                   15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW). PLEASE SEE THE DISCUSSION OF REQUIRED MINIMUM DISTRIBUTION CALCULATIONS RELATING TO THE 7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ABOVE FOR MORE INFORMATION AND EXAMPLES OF HOW CALCULATIONS ARE DONE FOR CERTAIN TAX-QUALIFIED CONTRACTS.

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix C, particularly examples 3, 4, and 6. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------

     PREMIUMS.

                                          --------------------------------------


         WITH EACH SUBSEQUENT PREMIUM     The GWB is recalculated, increasing by
         ON THE CONTRACT -                the amount of the premium payment net
                                          of any applicable premium taxes.

                                          The GAWA is also recalculated,
                                          increasing by:

                                               * 5% of the premium net of any
                                                applicable premium taxes; OR

                                               * 5% of the increase in the GWB
                                                 - IF THE MAXIMUM GWB IS HIT.
                                          --------------------------------------

     We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. The GWB can never be more than $5 million.

     STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                           -------------------------------------

        WITH A STEP-UP -                  The GWB equals Contract Value.

                                          The GAWA is recalculated, equaling the
                                          greater of:

                                               * 5% of the new GWB; OR

                                               * The GAWA before the Step-Up.
                                          --------------------------------------

     Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

     OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

     CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

                                          --------------------------------------
         AFTER EACH PAYMENT WHEN THE      The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -         greater of:

                                               * The GWB before the payment less
                                                 the payment; OR

                                               * Zero.

                                          The GAWA:

                                               * Is unchanged SO LONG AS THE
                                                 FOR LIFE GUARANTEE IS IN
                                                 EFFECT; OTHERWISE

                                               * Is recalculated, equaling the
                                                 lesser of the GAWA before, or
                                                 the GWB after, the payment.
                                          --------------------------------------

     If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

     SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

          * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

               *    Upon the Owner's death, the For Life Guarantee is void.

               * Only the GWB is payable while there is value to it (until depleted).

               *    Step-Ups  will  continue   automatically  or  as  permitted;
                    otherwise, the above rules for Step-Ups apply.

               * Contract Anniversaries will continue to be based on the Contract's Issue Date.

          *    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

          * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.

     For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 109.

     TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly statement charge and all benefits cease on the earliest of:

          *    The Income Date;

          * The date of complete withdrawal of Contract Value (full surrender of the Contract);

          * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

          * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

          * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

     EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

     5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP. The following description of this GMWB is supplemented by the examples in Appendix C, particularly examples 5 and 6 for the Step-Ups, example 7 for the bonus and example 8 for the For Life guarantees. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

          * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                    The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                    The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                    So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

          OR

          * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                    The GWB is the guaranteed amount available for future periodic withdrawals.

          * With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

     BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

     Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

     This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

     There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

     ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                         ---------------------------------------

           WHEN THIS GMWB IS ADDED TO    The GWB equals initial premium net of
           THE CONTRACT ON THE ISSUE     any applicable premium taxes.
           DATE -

                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------

                                         ---------------------------------------

          WHEN THIS GMWB IS ADDED TO     The GWB equals Contract Value less the
          THE CONTRACT ANNIVERSARY -     recapture charge on any Contract on
                                         any  Contract Enhancement.

                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------

     PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

     Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

     WITHDRAWALS.   Withdrawals   may  cause   both  the  GWB  and  GAWA  to  be
     recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

     REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 3, 4 and 6 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS
         THAN OR EQUAL TO THE GREATER OF       * The GWB before the withdrawal
         THE GAWA OR RMD, AS APPLICABLE -        less the withdrawal; OR

                                               * Zero.

                                          The GAWA:

                                               *    Is unchanged WHILE THE FOR
                                                    LIFE GUARANTEE IS IN EFFECT;
                                                    OTHERWISE

                                               *    Is recalculated, equaling
                                                    the lesser of the GAWA
                                                    before the withdrawal, or
                                                    the GWB after the
                                                    withdrawal.
                                            ------------------------------------

     The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

     Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS
         THE GREATER OF THE GAWA OR RMD,       *   Contract Value after the
         AS APPLICABLE -                           withdrawal less any recapture
                                                   charge on any Contract
                                                   Enhancement; OR

                                               *   The greater of the GWB before
                                                   the withdrawal less the
                                                   withdrawal, or zero.

                                           The GAWA is recalculated, equaling
                                           the lesser of:

                                               *   5% of the Contract Value
                                                   after the withdrawal less the
                                                   recapture charge on any
                                                   Contract Enhancement; OR

                                               *   The greater of 5% of the GWB
                                                   after the withdrawal, or
                                                   zero.
                                           -------------------------------------

     Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 16. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

     Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 111. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts - Withdrawals and Income Payments" beginning on page 111.

              ------------------------------------------------------------------

              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract.

              Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being invalidated. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is 10. The RMDs for calendar years 2005 and 2006 are 14 and 16, respectively.

                   If the Owner takes 7 in each of the two halves of calendar year 2005 and 8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn
                   15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW). PLEASE SEE THE DISCUSSION OF REQUIRED MINIMUM DISTRIBUTION CALCULATIONS RELATING TO THE 7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ABOVE FOR MORE INFORMATION AND EXAMPLES OF HOW CALCULATIONS ARE DONE FOR CERTAIN TAX-QUALIFIED CONTRACTS.

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix C, particularly examples 3, 4, and 6. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------

     PREMIUMS.

                                         ---------------------------------------

           WITH EACH SUBSEQUENT PREMIUM  The GWB is recalculated, increasing by
           PAYMENT ON THE CONTRACT -     the amount of the premium net of any
                                         applicable premium taxes.

                                         The GAWA is also recalculated,
                                         increasing by:

                                               * 5% of the premium net of
                                                 any applicable premium
                                                 taxes; OR

                                               * 5% of the increase in the
                                                 GWB - IF THE MAXIMUM GWB IS
                                                 HIT.

                                         ---------------------------------------

     We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

     STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.


                                         ---------------------------------------

           WITH A STEP-UP -              The GWB equals Contract Value.

                                         The GAWA is recalculated, equaling
                                         the greater of:

                                             *  5% of the new GWB; OR

                                             *  The GAWA before the Step-Up.

                                         ---------------------------------------

     Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

     OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

     CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

                                           -------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -           greater of:

                                               * The GWB before the payment less
                                                 the payment; OR

                                               * Zero.

                                           The GAWA:

                                              *   Is unchanged SO LONG AS THE
                                                  FOR LIFE GUARANTEE IS IN
                                                  EFFECT; OTHERWISE

                                              *   Is recalculated, equaling the
                                                  lesser of the GAWA before, or
                                                  the GWB after, the payment.

                                           -------------------------------------

     If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

     SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

          * Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

               *    Upon the Owner's death, the For Life Guarantee is void.

               * Only the GWB is payable while there is value to it (until depleted).

               *    Step-Ups  will  continue   automatically  or  as  permitted;
                    otherwise, the above rules for Step-Ups apply.

               * Contract Anniversaries will continue to be based on the Contract's Issue Date.

     *    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

     * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.

     For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 109.

     TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly statement charge and all benefits cease on the earliest of:

          *    The Income Date;

          * The date of complete withdrawal of Contract Value (full surrender of the Contract);

          * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

          * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

          * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

     EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

     BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 7. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to grow (even in a down market relative to your Contract Value allocated to any Investment Divisions). The growth, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

          *    How the bonus is calculated;

          * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

          *    For how long the bonus is available; and

          *    When and what happens when the bonus is applied to the GWB.

     ---------------------------------------------------------------------------

     The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

          * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

          * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

               * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

               * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

          * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

          * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

     THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

     The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

          * The tenth Contract Anniversary after the effective date of the endorsement;

          * The Contract Anniversary on or immediately following the Owner's (if Joint Owners, the oldest Owner's) 81st birthday; or

          *    The date Contract Value is zero.

     Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

     The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

          *    The GWB is recalculated, increasing by 5% of the Bonus Base.

          * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

     Applying the bonus to the GWB does not affect the Bonus Base.

     ---------------------------------------------------------------------------

     5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP. The following description of this GMWB is supplemented by the examples in Appendix C, particularly examples 5 and 6 for the Step-Ups, example 7 for the bonus and example 8 for the For Life guarantees. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

          * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

                    The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                    The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                    So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

          OR

          * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                    The GWB is the guaranteed amount available for future periodic withdrawals.

          * With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

     BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

     Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

     This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

     There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

     ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                         ---------------------------------------

           WHEN THIS GMWB IS ADDED TO    The GWB equals initial premium net of
           THE CONTRACT ON THE ISSUE     any applicable premium taxes.
           DATE -
                                         The GAWA equals 5% of the GWB.

                                         ---------------------------------------

                                         ---------------------------------------

          WHEN THIS GMWB IS ADDED TO     The GWB equals Contract Value less the
          THE CONTRACT ON ANY CONTRACT   recapture charge on any Contract
          ANNIVERSARY -                  Enhancement.

                                         The GAWA equals 5% of the GWB.

                                         ---------------------------------------

     PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

     Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

     WITHDRAWALS.   Withdrawals   may  cause   both  the  GWB  and  GAWA  to  be
     recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

     REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 3, 4 and 6 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

                                          -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS
         THAN OR EQUAL TO THE GREATER OF      * The GWB before the withdrawal
         THE GAWA OR RMD, AS                    less the withdrawal; OR
         APPLICABLE -
                                              * Zero.

                                           The GAWA:

                                              * Is unchanged WHILE THE FOR
                                                LIFE GUARANTEE IS IN EFFECT;
                                                OTHERWISE

                                              * Is recalculated, equaling the
                                                lesser of the GAWA before the
                                                withdrawal, or the GWB after
                                                the withdrawal.

                                           -------------------------------------

     The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

     Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS
         THE GREATER OF THE GAWA OR RMD,     *   Contract Value after the
         AS APPLICABLE -                         withdrawal less any recapture
                                                 charge on any Contract
                                                 Enhancement; OR

                                             *   The greater of the GWB before
                                                 the withdrawal less the
                                                 withdrawal, or zero.

                                           The GAWA is recalculated, equaling
                                           the lesser of:

                                              *   5% of the Contract Value after
                                                  the withdrawal less the
                                                  recapture charge on any
                                                  Contract Enhancement; OR

                                              *   The greater of 5% of the GWB
                                                  after the withdrawal, or zero.

                                           -------------------------------------

     Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 16. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

     Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 111. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts - Withdrawals and Income Payments" beginning on page 111.

              ------------------------------------------------------------------

              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.

              Under the Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being invalidated. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is 10. The RMDs for calendar years 2005 and 2006 are 14 and 16, respectively.

                   If the Owner takes 7 in each of the two halves of calendar year 2005 and 8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn
                   15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW). PLEASE SEE THE DISCUSSION OF REQUIRED MINIMUM DISTRIBUTION CALCULATIONS RELATING TO THE 7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ABOVE FOR MORE INFORMATION AND EXAMPLES OF HOW CALCULATIONS ARE DONE FOR CERTAIN TAX-QUALIFIED CONTRACTS.

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in limited circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix C, particularly examples 3, 4, and 6. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------

         PREMIUMS.

                                         ---------------------------------------

           WITH EACH SUBSEQUENT PREMIUM  The GWB is recalculated, increasing by
           PAYMENT ON THE CONTRACT -     the amount of the premium  net of any
                                         applicable premium taxes.

                                         The GAWA is also recalculated,
                                         increasing by:

                                             * 5% of the premium net of any
                                               applicable premium taxes; OR

                                             * 5% of the increase in the GWB -
                                               IF THE MAXIMUM GWB IS HIT.

                                         ---------------------------------------

     We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

     STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                         ---------------------------------------

           WITH A STEP-UP -              The GWB equals Contract Value.

                                         The GAWA is recalculated, equaling the
                                         greater of:

                                             *  5% of the new GWB; OR

                                             *  The GAWA before the Step-Up.

                                         ---------------------------------------

     The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

     OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

     CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

                                          -------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -          greater of:

                                              * The GWB before the payment less
                                                the payment; OR

                                              * Zero.

                                           The GAWA:

                                              *   Is unchanged SO LONG AS THE
                                                  FOR LIFE GUARANTEE IS IN
                                                  EFFECT; OTHERWISE

                                              *   Is recalculated, equaling the
                                                  lesser of the GAWA before, or
                                                  the GWB after, the payment.

                                           -------------------------------------

     If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

     SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

          * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract in Good Order is called the Continuation Date.)

               *    Upon the Owner's death, the For Life Guarantee is void.

               * Only the GWB is payable while there is value to it (until depleted).

               * The Beneficiary is also allowed a Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

               * Contract Anniversaries will continue to be based on the Contract's Issue Date.

          *    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

          * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.

     For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 109.

     TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly statement charge and all benefits cease on the earliest of:

          *    The Income Date;

          * The date of complete withdrawal of Contract Value (full surrender of the Contract);

          * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

          * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

          * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

     EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

     BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 7. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to grow (even in a down market relative to your Contract Value allocated to any Investment Divisions). The growth, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

          *    How the bonus is calculated;

          * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

          *    For how long the bonus is available; and

          *    When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------

              The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

                 * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                 * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                    * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                    * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                 * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                 * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                 * The tenth Contract Anniversary after the effective date of the endorsement;

                 * The Contract Anniversary on or immediately following the Owner's (if Joint Owners, the oldest Owner's) 81st birthday; or

                 *  The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

                 *  The GWB is recalculated,  increasing by 5% of the Bonus
                    Base.

                 * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.

              ------------------------------------------------------------------

     JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP. The description of this GMWB is supplemented by the examples in Appendix C, particularly examples 5 and 6 for the Step-Ups and example 9 for the For Life guarantee. For Contracts with joint Owners only, if the joint Owners are spouses (as defined under the Internal Revenue Code), this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

          * The joint Owner's life who dies last (the "For Life Guarantee") if the For Life Guarantee is in effect;

               This GMWB is limitedly available for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last. This GMWB is not available for tax-qualified Contracts.

               The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest joint Owner's 65th birthday. If the youngest joint Owner is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

               So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

          OR

          * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                    The GWB is the guaranteed amount available for future periodic withdrawals.

     BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

     Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

     This GMWB is available to Owners 45 to 80 years old (proof of age is required and both Owners must be within the eligible age range); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract) or the Guaranteed Minimum Income Benefit (GMIB). Availability of this GMWB may be subject to further limitation.

     There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the Guaranteed Annual Withdrawal Amount (GAWA). Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

     ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                        ---------------------------------------

         WHEN THIS GMWB IS ADDED TO THE  The GWB equals initial premium net of
         CONTRACT ON THE ISSUE DATE -    any applicable premium taxes.

                                         The GAWA equals 5% of the GWB.

                                         ---------------------------------------

         WHEN THIS GMWB IS ADDED TO      The GWB equals Contract Value less the
         THE CONTRACT ON ANY CONTRACT    recapture charge on any Contract
         ANNIVERSARY -                   Enhancement.

                                         The GAWA equals 5% of the GWB.

                                         ---------------------------------------

     PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

     Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

     WITHDRAWALS.   Withdrawals   may  cause   both  the  GWB  and  GAWA  to  be
     recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA. The two tables below clarify what happens in either instance.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS
         THAN OR EQUAL TO THE GAWA, AS        * The GWB before the withdrawal
         APPLICABLE -                           less the withdrawal; OR

                                              * Zero.

                                           The GAWA:

                                              *   Is unchanged WHILE THE FOR
                                                  LIFE GUARANTEE IS IN EFFECT;
                                                  OTHERWISE

                                              *   Is recalculated, equaling the
                                                  lesser of the GAWA before the
                                                  withdrawal, or the GWB after
                                                  the withdrawal.

                                           -------------------------------------

     The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the GAWA. You may withdraw the GAWA all at once or throughout the Contract Year. Withdrawing less than the GAWA in a Contract Year does not entitle you to withdraw more than the GAWA in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

     Withdrawing more than the GAWA in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS
         THE GAWA, AS APPLICABLE -            *   Contract Value after the
                                                  withdrawal less any recapture
                                                  charge on any Contract
                                                  Enhancement; OR

                                              *   The greater of the GWB before
                                                  the withdrawal less the
                                                  withdrawal, or zero.

                                           The GAWA is recalculated, equaling
                                           the lesser of:

                                              *   5% of the Contract Value after
                                                  the withdrawal less the
                                                  recapture charge on any
                                                  Contract Enhancement; OR

                                              *   The greater of 5% of the GWB
                                                  after the withdrawal, or zero.

                                           -------------------------------------

     Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 16. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

     Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 111.

     PREMIUMS.

                                       ---------------------------------------

          WITH EACH SUBSEQUENT PREMIUM   The GWB is recalculated, increasing by
          PAYMENT ON THE CONTRACT -      the amount of the premium net of any
                                         applicable premium taxes.

                                         The GAWA is also recalculated,
                                         increasing by:

                                             *   5% of the premium net of any
                                                 applicable premium taxes; OR

                                             *   5% of the increase in the GWB -
                                                 IF THE MAXIMUM GWB IS HIT.

                                         ---------------------------------------


     We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

     STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                         --------------------------------------

          WITH A STEP-UP -                The GWB equals Contract Value.

                                          The GAWA is recalculated, equaling the
                                          greater of:

                                              *  5% of the new GWB; OR

                                              *  The GAWA before the Step-Up.

                                          --------------------------------------

     Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

     OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of any joint Owner, this GMWB terminates without value.

     CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

                                           -------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -          greater of:

                                              * The GWB before the payment less
                                                the payment; OR

                                              * Zero.

                                           The GAWA:

                                              *   Is unchanged SO LONG AS THE
                                                  FOR LIFE GUARANTEE IS IN
                                                  EFFECT; OTHERWISE

                                              *   Is recalculated, equaling the
                                                  lesser of the GAWA before, or
                                                  the GWB after, the payment.

                                           -------------------------------------

     If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

     SPOUSAL CONTINUATION. In the event of the first Owner's death, the Beneficiary who is the Owner's spouse (joint Owner) may elect to:

          * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

               * If the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. Otherwise, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest joint Owner's 65th birthday, and the above rules for the For Life Guarantee apply. The effective date of the For Life guarantee will be set on the effective date of the endorsement.

               * Continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.

               *    Step-Ups  will  continue   automatically  or  as  permitted;
                    otherwise, the above rules for Step-Ups apply.

               * Contract Anniversaries will continue to be based on the Contract's Issue Date.

               * A new joint owner may not be added if a surviving spouse continues the Contract.

          *    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

          * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility.

     For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 109.

     TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly statement charge and all benefits cease on the earliest of:

          *    The Income Date;

          * The date of complete withdrawal of Contract Value (full surrender of the Contract);

          * The date of death of any joint Owner, unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee);

          * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

          * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

     EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

     JOINT 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND FIVE-YEAR STEP-UP. The description of this GMWB is supplemented by the examples in Appendix C, particularly examples 5 and 6 for the Step-Ups, example 7 for the bonus and example 9 for the For Life guarantee. For Contracts with joint Owners only, if the joint Owners are spouses (as defined under the Internal Revenue Code), this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:

          * The joint Owner's life who dies last (the "For Life Guarantee") if the For Life Guarantee is in effect;

                    This GMWB is limitedly available for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last. This GMWB is not available for tax-qualified Contracts.

                    The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest joint Owner's 65th birthday. If the youngest joint Owner is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

                    So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

          OR

          * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                    The GWB is the guaranteed amount available for future periodic withdrawals.

     BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

     Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

     This GMWB is available to Owners 45 to 80 years old (proof of age is required and both Owners must be within the eligible age range); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). Availability of this GMWB may be subject to further limitation.

     There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the Guaranteed Annual Withdrawal Amount (GAWA). Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

     ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.


                                         ---------------------------------------

           WHEN THIS GMWB IS ADDED TO    The GWB equals initial premium net of
           THE CONTRACT ON THE ISSUE     any applicable premium taxes.
           DATE -
                                         The GAWA equals 5% of the GWB.

                                         ---------------------------------------


                                         ---------------------------------------

          WHEN THIS GMWB IS ADDED TO     The GWB equals Contract Value less the
          THE CONTRACT ON ANY CONTRACT   recapture charge on any Contract
          ANNIVERSARY -                  Enhancement.

                                         The GAWA equals 5% of the GWB.

                                         ---------------------------------------

     PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

     Contract Enhancements are NOT included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

     WITHDRAWALS.   Withdrawals   may  cause   both  the  GWB  and  GAWA  to  be
     recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA. The two tables below clarify what happens in either instance.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS
         THAN OR EQUAL TO THE GAWA -          * The GWB before the withdrawal
                                                less the withdrawal; OR

                                               * Zero.


                                           The GAWA:

                                              *   Is unchanged WHILE THE FOR
                                                  LIFE GUARANTEE IS IN EFFECT;
                                                  OTHERWISE

                                              *   Is recalculated, equaling the
                                                  lesser of the GAWA before the
                                                  withdrawal, or the GWB after
                                                  the withdrawal.

                                           -------------------------------------

     The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the GAWA. You may withdraw the GAWA all at once or throughout the Contract Year. Withdrawing less than the GAWA in a Contract Year does not entitle you to withdraw more than the GAWA in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

     Withdrawing more than the GAWA in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS
         THE GAWA -                           *   Contract Value after the
                                                  withdrawal less any recapture
                                                  charge on any Contract
                                                  Enhancement; OR

                                              *   The greater of the GWB before
                                                  the withdrawal less the
                                                  withdrawal, or zero.

                                           The GAWA is recalculated, equaling
                                           the lesser of:

                                              *   5% of the Contract Value after
                                                  the withdrawal less the
                                                  recapture charge on any
                                                  Contract Enhancement; OR

                                              *   The greater of 5% of the GWB
                                                  after the withdrawal, or
                                                  zero.

                                           -------------------------------------

     Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 16. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

     Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 111.

     PREMIUMS.


                                         ---------------------------------------

         WITH EACH SUBSEQUENT PREMIUM    The GWB is recalculated, increasing by
         PAYMENT ON THE CONTRACT -       the amount of the premium net of any
                                         applicable premium taxes.

                                         The GAWA is also recalculated,
                                         increasing by:

                                             * 5% of the premium net of any
                                               applicable premium taxes; OR

                                             * 5% of the increase in the GWB -
                                               IF THE MAXIMUM GWB IS HIT.

                                         ---------------------------------------

     We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.

     STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                      ---------------------------------------


         WITH A STEP-UP -                The GWB equals Contract Value.

                                         The GAWA is recalculated, equaling the
                                         greater of:

                                            *  5% of the new GWB; OR

                                            *  The GAWA before the Step-Up.

                                         ---------------------------------------

     The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. During the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

     OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of any joint Owner, this GMWB terminates without value.

     CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.

                                          -------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling
         CONTRACT VALUE IS ZERO -          the greater of:

                                              * The GWB before the payment less
                                                the payment; OR

                                              * Zero.

                                           The GAWA:

                                              *   Is unchanged SO LONG AS THE
                                                  FOR LIFE GUARANTEE IS IN
                                                  EFFECT; OTHERWISE

                                              *   Is recalculated, equaling the
                                                  lesser of the GAWA before, or
                                                  the GWB after, the payment.

                                           -------------------------------------

     If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

     SPOUSAL CONTINUATION. In the event of the first Owner's death, the Beneficiary who is the Owner's spouse (joint Owner) may elect to:

          * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

                    * If the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date. Otherwise, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest joint Owner's 65th birthday, and the above rules for the For Life Guarantee apply. The effective date of the For Life guarantee will be set on the effective date of the endorsement.

                    * Continuing the Contract with the GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.

                    * Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

                    * Contract Anniversaries will continue to be based on the Contract's Issue Date.

                    * A new joint owner may not be added if a surviving spouse continues the Contract.

               *    Continue   the   Contract   WITHOUT   this  GMWB   (GMWB  is
                    terminated).

               *    Add another GMWB to the Contract on any Contract Anniversary
                    after  the  Continuation   Date,   subject  to  the  spousal
                    Beneficiary's eligibility.

     For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 109.

     TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly statement charge and all benefits cease on the earliest of:

          *    The Income Date;

          * The date of complete withdrawal of Contract Value (full surrender of the Contract);

          * The date of death of any joint Owner, UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee);

          * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

          * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

     EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.

     BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 7. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to grow (even in a down market relative to your Contract Value allocated to any Investment Divisions). The growth, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

          *    How the bonus is calculated;

          * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

          *    For how long the bonus is available; and

          *    When and what happens when the bonus is applied to the GWB.


              ------------------------------------------------------------------


              The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

                    * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                    * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                              * All withdrawals count, including: systematic withdrawals; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                              * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                    * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                    * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                    * The tenth Contract Anniversary after the effective date of the endorsement;

                    * The Contract Anniversary on or immediately following the youngest joint Owner's 81st birthday; or

                    *    The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

                    *    The GWB is recalculated,  increasing by 5% of the Bonus
                         Base.

                    * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.

              ------------------------------------------------------------------


     5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT. The examples in Appendix C supplement the description of this GMWB although the examples for the For Life guarantee are not applicable to this GMWB. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:


          o    The Owner's life (the "For Life Guarantee");

               The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

               So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

          OR

          o Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

                    The GWB is the guaranteed amount available for future periodic withdrawals.


          * For Contracts to which this GMWB is added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information). EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


          BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

     Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.


     This GMWB is available to Owners 60 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER
     CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

     There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code (IRC). Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).


     ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                         ---------------------------------------

           WHEN THIS GMWB IS ADDED TO    The GWB equals initial premium net of
           THE CONTRACT ON THE ISSUE     any applicable premium taxes.
           DATE -

                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------

                                         ---------------------------------------

          WHEN THIS GMWB IS ADDED TO     The GWB equals Contract Value less the
          THE CONTRACT ON ANY CONTRACT   recapture charge on any Contract
          ANNIVERSARY -                  Enhancement.

                                         The GAWA equals 5% of the GWB.
                                         ---------------------------------------

     Contract Enhancements are not included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.


     WITHDRAWALS.   Withdrawals   may  cause   both  the  GWB  and  GAWA  to  be
     recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD requirement for non-qualified Contracts.)

     REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the
     Contract's RMD requirements without compromising the endorsement's guarantees. Examples 3, 4 and 6 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS
         THAN OR EQUAL TO THE GREATER OF      * The GWB before the withdrawal
         THE GAWA OR RMD, AS APPLICABLE -      less the withdrawal; OR

                                              * Zero.


                                           The GAWA:

                                              *    Is unchanged SO LONG AS THE
                                                   FOR LIFE GUARANTEE IS VALID;
                                                   OTHERWISE

                                              *    Is recalculated, equaling
                                                   the lesser of the GAWA
                                                   before the withdrawal, or
                                                   the GWB after the
                                                   withdrawal.
                                           -------------------------------------

     The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

     Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to the Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS
         THE GREATER OF THE GAWA OR           * Contract Value after the
         RMD, AS APPLICABLE -                    withdrawal less any recapture
                                                 charge on any Contract
                                                 Enhancement; OR

                                               * The greater of the GWB
                                                 before the withdrawal less
                                                 the withdrawal, or zero.

                                           The GAWA is recalculated BECAUSE THE
                                           FOR LIFE GUARANTEE IS INVALIDATED,
                                           equaling the lesser of:

                                               * The GAWA before the withdrawal;

                                               * The GWB after the withdrawal;
                                                 OR

                                               * 5% of the Contract Value
                                                 after the withdrawal less
                                                 the recapture charge on any
                                                 Contract Enhancement.
                                           -------------------------------------

     IF YOU EXCEED THE GAWA, OR FOR CERTAIN TAX-QUALIFIED CONTRACTS ONLY, THE RMD (IF GREATER THAN THE GAWA), ONE TIME WITH YOUR WITHDRAWALS, THEN THE FOR LIFE GUARANTEE IS VOID AND CANNOT BE MADE VALID AGAIN. From then on, this GMWB guarantees withdrawals until the GWB is depleted. Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 16. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

              ------------------------------------------------------------------

              RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.

              Under the Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being invalidated. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

                   Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2006 Contract Year (ending June 30) is 10. The RMDs for calendar years 2005 and 2006 are 14 and 16, respectively.

                   If the Owner takes 7 in each of the two halves of calendar year 2005 and 8 in each of the two halves of calendar year 2006, then at the time the withdrawal in the first half of calendar year 2006 is taken, the Owner will have withdrawn
                   15. Because the sum of the Owner's withdrawals for the 2006 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

              An exception to this general rule is that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), however, you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

                   The following example illustrates this exception. It assumes an individual Owner, born January 1, 1935, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

                   If the Owner delays taking his first RMD (the 2005 RMD) until March 30, 2006, he may still take the 2006 RMD before the next Contract Year begins, June 30, 2006 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2006 RMD) after June 30, 2006, he should wait until the next Contract Year begins (that is after June 30, 2007) to take his third RMD (the 2007
                   RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

              Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are in Appendix C, particularly examples 3, 4, and 6. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

              ------------------------------------------------------------------

              Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 111. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts - Withdrawals and Income Payments" beginning on page 111.


     PREMIUMS.

                                           -------------------------------------

         WITH EACH SUBSEQUENT PREMIUM      The GWB is recalculated, increasing
         PAYMENT ON THE CONTRACT -         by the amount of the premium net of
                                           any applicable premium taxes.

                                           The GAWA is also recalculated,
                                           increasing by:

                                               *    5% of the premium net of any
                                                    applicable premium taxes; OR

                                               *    5% of the increase in the
                                                    GWB - IF THE MAXIMUM GWB IS
                                                    HIT.

                                           -------------------------------------

     We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.


     STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

                                           -------------------------------------

         WITH A STEP-UP -                  The GWB equals Contract Value.

                                           The GAWA is recalculated, equaling
                                           the greater of:

                                               *  5% of the new GWB; OR

                                               * The GAWA before the Step-Up.
                                           -------------------------------------


     The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

          o ON AND AFTER JANUARY 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.


          o    For  Contracts  to which this GMWB was added  BEFORE  JANUARY 17,
               2006,   Step-Ups  are  only  allowed  during  the  30-day  period
               following a Contract Anniversary.

     Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

     If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.


     OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.


     CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS VALID. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.


                                          --------------------------------------

         AFTER EACH PAYMENT WHEN THE      The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -         greater of:

                                               * The GWB before the payment less
                                                 the payment; OR

                                               * Zero.

                                          The GAWA:
                                               * Is unchanged SO LONG AS THE
                                                 FOR LIFE GUARANTEE IS VALID;
                                                 OTHERWISE

                                               * Is recalculated, equaling
                                                 the lesser of the GAWA
                                                 before, and the GWB after,
                                                 the payment.
                                          --------------------------------------

     If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

     SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

          o    Continue the Contract WITH this GMWB - so long as Contract  Value
               is  greater  than  zero,   and  the  Contract  is  still  in  the
               accumulation phase.


               *    Upon the Owner's death, the For Life Guarantee is void.

               * Only the GWB is payable while there is value to it (until depleted).

               * The spousal Beneficiary is also allowed a Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.

               * Contract Anniversaries will continue to be based on the Contract's Issue Date.

          o    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

          o Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


     For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 109.

     TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly statement charge and all benefits cease on the earliest of:


          o    The Income Date;

          o The date of complete withdrawal of Contract Value (full surrender of the Contract);

          o The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;


          o The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or


          o The date all obligations under this GMWB are satisfied after the Contract Value is zero.

     EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.


     BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 7. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations allowing the GWB and GAWA to grow (even in a down market relative to your Contract Value allocated to any Investment Divisions). The growth, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The bonus is only available for Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006. The box below has more information about the bonus, including:


          o    How the bonus is calculated;

          o What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

          o    For how long the bonus is available; and

          o    When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------

              The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

                    * When this GMWB is added to the Contract, the Bonus Base equals the GWB.


                    * With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, or the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                                * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                                * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                    * With a premium payment, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                    * With any Step-Up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                    * The tenth Contract Anniversary after the effective date of the endorsement;


                    * The Contract Anniversary on or immediately following the Owner's (if Joint Owners, the oldest Owner's) 81st birthday; or


                    *    The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

                    *    The GWB is recalculated,  increasing by 5% of the Bonus
                         Base.

                    * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.

              ------------------------------------------------------------------


     4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT. The examples in Appendix C supplement the description of the GMWB in limited circumstances and with specific factual assumptions, although the examples for the For Life guarantee are not applicable to this GMWB. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the longer of:


          *    The Owner's life (the "For Life Guarantee");

                    The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

                    So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

          * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value. ==

                    The GWB is the guaranteed amount available for future periodic withdrawals.


          * For Contracts to which this GMWB is added FROM JANUARY 17, 2006 THROUGH APRIL 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information). EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


             BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

     Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.


     This GMWB is available to Owners 50 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER
     CONTRACT) OR THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.


     There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is called the Guaranteed Annual Withdrawal Amount (GAWA). Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).

     ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

                                          --------------------------------------

          WHEN THIS GMWB IS ADDED TO THE The GWB equals initial premium net of
          CONTRACT ON THE ISSUE DATE -   any applicable premium taxes.

                                         The GAWA equals 4% of the GWB.
                                         ---------------------------------------

                                         ---------------------------------------

          WHEN THIS GMWB IS ADDED TO THE The GWB equals Contract Value less the
          CONTRACT ON ANY CONTRACT       recapture charge on any Contract
          ANNIVERSARY -                  Enhancement.

                                         The GAWA equals 4% of the GWB.
                                         ---------------------------------------

     Contract Enhancements are not included in the GWB when this GMWB is added to the Contract. This is why premium net of any applicable premium taxes is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, and we subtract the recapture charge on any Contract Enhancement from Contract Value, as if you had made a full withdrawal on that date. In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value because Contract Enhancements are excluded from the GWB when this GMWB is added to the Contract. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-up), and the GWB is reduced by each withdrawal.

     WITHDRAWALS.   Withdrawals   may  cause   both  the  GWB  and  GAWA  to  be
     recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA. The two tables below clarify what happens in either instance.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          greater of:
         CURRENT CONTRACT YEAR, IS LESS
         THAN OR EQUAL TO THE GAWA -           * The GWB before the withdrawal
                                                 less the withdrawal; OR

                                               * Zero.

                                           The GAWA:

                                               *  Is unchanged SO LONG AS THE
                                                  FOR LIFE GUARANTEE IS VALID;
                                                  OTHERWISE

                                               *  Is recalculated, equaling
                                                  the lesser of the GAWA
                                                  before the withdrawal, or
                                                  the GWB after the
                                                  withdrawal.
                                           -------------------------------------

         The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the GAWA. You may withdraw the GAWA all at once or throughout the Contract Year. Withdrawing less than the GAWA in a Contract Year does not entitle you to withdraw more than the GAWA in the next Contract Year. The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

         Withdrawing more than the GAWA in a Contract Year causes the GWB and the GAWA to be recalculated (see below). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount - even set equal to Contract Value (less any recapture charge on any Contract Enhancement). The GAWA is also potentially impacted.

                                           -------------------------------------

         WHEN A WITHDRAWAL, PLUS ALL       The GWB is recalculated, equaling the
         PRIOR WITHDRAWALS IN THE          lesser of:
         CURRENT CONTRACT YEAR, EXCEEDS
         THE GAWA -                            * Contract Value after the
                                                 withdrawal less any
                                                 recapture charge on any
                                                 Contract Enhancement; OR

                                               * The greater of the GWB
                                                 before the withdrawal less
                                                 the withdrawal, or zero.

                                           The GAWA is recalculated BECAUSE THE
                                           FOR LIFE GUARANTEE IS INVALIDATED,
                                           EQUALING THE LESSER OF:

                                               * The GAWA before the withdrawal;

                                               * The GWB after the withdrawal;
                                                 OR

                                               * 4% of the Contract Value
                                                 after the withdrawal less
                                                 the recapture charge on any
                                                 Contract Enhancement.
                                           -------------------------------------


     IF YOU EXCEED THE GAWA ONE TIME WITH YOUR WITHDRAWALS, THEN THE FOR LIFE GUARANTEE IS VOID AND CANNOT BE MADE VALID AGAIN. Withdrawals under this GMWB are assumed to be the total amount withdrawn, including any charges and/or adjustments. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an Interest Rate Adjustment. For more information, please see "THE FIXED ACCOUNT" beginning on page 16. Withdrawals may be subject to a recapture charge on any Contract Enhancement.

     Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about your non-qualified Contract, please see "Non-Qualified Contracts - Withdrawals and Income Payments" beginning on page 111. For more information about your tax-qualified Contract, please see "Tax-Qualified Contracts - Withdrawals and Income Payments" beginning on page 111.


     PREMIUMS.

                                           -------------------------------------

         WITH EACH SUBSEQUENT PREMIUM      The GWB is recalculated, increasing
         PAYMENT ON THE CONTRACT -         by the amount of the premium net of
                                           any applicable premium taxes.

                                           The GAWA is also recalculated,
                                           increasing by:

                                               *  4% of the premium net of any
                                                  applicable premium taxes; OR


                                               *  4% of the increase in the GWB
                                                  - IF THE MAXIMUM GWB IS HIT.

                                           -------------------------------------

     We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION.


     STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.


                                           -------------------------------------

         WITH A STEP-UP -                  The GWB equals Contract Value.

                                           The GAWA is recalculated, equaling
                                           the greater of:

                                               *   4% of the new GWB; OR

                                               *   The GAWA before the Step-Up.
                                           -------------------------------------

     The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract.

          * ON AND AFTER JANUARY 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, Step-Ups are only allowed on or during the 30-day period following a Contract Anniversary.


          *    For  Contracts  to which this GMWB was added  BEFORE  JANUARY 17,
               2006,   Step-Ups  are  only  allowed  during  the  30-day  period
               following a Contract Anniversary.

     Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

     If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.


     OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.


     CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS VALID. Otherwise, payments will be made while there is value to the GWB (until depleted). Payments are made on the periodic basis you elect, but no less frequently than annually.


                                         -------------------------------------

         AFTER EACH PAYMENT WHEN THE       The GWB is recalculated, equaling the
         CONTRACT VALUE IS ZERO -          greater of:

                                              *  The GWB before the payment less
                                                  the payment; OR

                                              *  Zero.

                                           The GAWA:

                                              *  Is unchanged SO LONG AS THE FOR
                                                 LIFE GUARANTEE IS VALID;
                                                 OTHERWISE

                                              *  Is recalculated, equaling
                                                 the lesser of the GAWA
                                                 before, and the GWB after,
                                                 the payment.
                                           -------------------------------------

     If you die before all scheduled payments are made, then your Beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change Beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable, including the Earnings Protection Benefit.

     SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

          *    Continue the Contract WITH this GMWB - so long as Contract  Value
               is  greater  than  zero,   and  the  Contract  is  still  in  the
               accumulation phase.

               *    Upon the Owner's death, the For Life Guarantee is void.

               * Only the GWB is payable while there is value to it (until depleted).


               * The spousal Beneficiary is also allowed a Step-Up. The Step-Up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary's election to continue the Contract is in Good Order. Otherwise, the above rules for Step-Ups apply.


               * Contract Anniversaries will continue to be based on the Contract's Issue Date.

          *    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

          * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


     For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 109.

     TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last monthly statement charge and all benefits cease on the earliest of:


          *    The Income Date;

          * The date of complete withdrawal of Contract Value (full surrender of the Contract);

          * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;


          * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or


          * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

     EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors before adding this GMWB to a Contract.


     BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 7. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to grow (even in a down market relative to your Contract Value allocated to any Investment Divisions). The growth, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The bonus is only available for Contracts to which this GMWB is added ON AND AFTER JANUARY 17, 2006. The box below has more information about the bonus, including:


          *    How the bonus is calculated;

          * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

          *    For how long the bonus is available; and

          *    When and what happens when the bonus is applied to the GWB.

              ------------------------------------------------------------------

              The bonus equals 5% and is based on a sum that may vary after this GMWB was added to the Contract (the "Bonus Base"), as described immediately below.


                    * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

                    * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                                * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                                * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

                    * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

                    * WITH ANY STEP-UP, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

              THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

              The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

                    * The tenth Contract Anniversary after the effective date of the endorsement;


                    * The Contract Anniversary on or immediately following the Owner's (if Joint Owners, the oldest Owner's) 81st birthday; or


                    *    The date Contract Value is zero.

              Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

              The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

                    *    The GWB is recalculated,  increasing by 5% of the Bonus
                         Base.

                    * The GAWA is then recalculated, equaling the greater of 4% of the new GWB and the GAWA before the bonus.

              Applying the bonus to the GWB does not affect the Bonus Base.


              THERE ARE EXAMPLES ILLUSTRATING THE BONUS, IN LIMITED CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, WITH THE 5% FOR LIFE GMWB. THESE EXAMPLES ARE IN THE APPENDICES.

              ------------------------------------------------------------------


     SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal. Example 6 in Appendix C illustrates the consequences of a withdrawal preceding a Step-Up. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive. You may also be subject to a withdrawal charge and an Interest Rate Adjustment.


     SUSPENSION OF WITHDRAWALS OR TRANSFERS. We may be required to suspend or delay withdrawals or transfers from an Investment Division when:

          * the New York Stock Exchange is closed (other than customary weekend and holiday closings);

          * under applicable SEC rules, trading on the New York Stock Exchange is restricted;

          * under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or,

          *    the SEC,  by order,  may permit for the  protection  of  Contract
               Owners.

     We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for up to six months or the period permitted by law.

                       INCOME PAYMENTS (THE INCOME PHASE)

     The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day on which those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. The Income Date must be at least 13 months after the Contract's Issue Date. You can choose the Income Date and an income option. All of the Contract Value must be annuitized. The income options are described below.

     If you do not choose an income option, we will assume that you selected Option 3, which provides a life annuity with 120 months of guaranteed payments.


     You can change the Income Date or income option at least 7 days before the Income Date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by your 90th birthday under a non-qualified Contract or the calendar year in which you attain age 70 1/2 under a traditional Individual Retirement Annuity (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. Distributions from Roth IRAs are not required prior to your death.


     At the Income Date, you can choose to receive fixed or variable payments from the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the fixed and variable options that were in place on the Income Date.


     You can choose to have income payments made monthly, quarterly, semi-annually, or annually. Or you can choose a single lump sum payment. If you have less than $5,000 (BEFORE SEPTEMBER 22, 2003 - $2,000) to apply toward an income option, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $50 (BEFORE SEPTEMBER 22, 2003 - $20), we may set the frequency of payments so that the first payment would be at least $50 (BEFORE SEPTEMBER 22, 2003 - $20).


     VARIABLE INCOME PAYMENTS. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

          * the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

          * the amount of any applicable premium taxes, recapture charges or withdrawal charges and any Interest Rate Adjustment deducted from your Contract Value on the Income Date;

          *    which income option you select; and

          * the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

     The investment factors in your Contract are calculated based upon a variety of factors, including the age and gender of the Annuitant if you select an income option with a life contingency and an assumed investment rate of 2.50%. For Contracts issued BEFORE OCTOBER 4, 2004, the assumed investment rate is 3%.

     We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease. Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

     INCOME OPTIONS. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant).

     OPTION 1 - Life Income. This income option provides monthly payments for your life.

     OPTION 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

     OPTION 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate no higher than the rate used to calculate the initial payment.

     OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate no higher than the rate used to calculate the initial payment.

     ADDITIONAL OPTIONS - We may make other income options available.

     No withdrawals are permitted during the income phase under an income option that is life contingent.

     GUARANTEED MINIMUM INCOME BENEFIT. The optional Guaranteed Minimum Income Benefit ("GMIB") endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years (7 Contract years if this option was elected BEFORE SEPTEMBER 22, 2003), subject to specific conditions, regardless of the
     Allocation Option(s) you select during the accumulation phase. The guarantee is different depending on when you purchased a Contract.


     This benefit is only available if:


          *    you elect it prior to your Contract's Issue Date;

          * the Annuitant is not older than age 75 (78 if this option was elected BEFORE SEPTEMBER 22, 2003) on the Issue Date; and

          * you exercise it on or within 30 calendar days of your 10th (7th if this option was elected BEFORE SEPTEMBER 22, 2003), or any subsequent Contract Anniversary, but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

     The GMIB will terminate and will not be payable at the earliest of:

          *    the Income Date (if prior to the effective date of the GMIB);

          *    the  31st  calendar  day   following  the  Contract   Anniversary
               immediately after the Annuitant's 85th birthday;

          *    the date you make a total withdrawal from the Contract;

          * upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

          * if the Owner is not a natural person, upon the death of the Annuitant.

     Once elected, the GMIB cannot be terminated in any other way while your Contract is in force.

     You have the option of taking the GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to the GMIB endorsement. The only type of income payments available under the GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

     OPTION 1 - Life Income,

     OPTION 2 - Joint and Survivor,

     OPTION 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

     OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

     No other income options will be available, and no partial annuitizations will be allowed.


     After the 10th Contract Anniversary or any subsequent Contract Anniversary, the Contract Owner must exercise this option prior to the Income Date. The GMIB may not be appropriate for Owners who will be subject to any required minimum distribution under an IRA or other qualified plan prior to the expiration of 10 (7 if this option was elected BEFORE SEPTEMBER 22, 2003) Contract Years. Please consult a tax advisor on this and other matters of selecting income options.


     The GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in any withdrawals or death benefits. You will not receive any benefit under this endorsement if you make a total withdrawal of your Contract Value.

     Both the amount of the GMIB and the quarterly charge for the GMIB (described above in the Charges section) are based upon an amount called the "GMIB BENEFIT BASE." The GMIB Benefit Base is the GREATER OF (A) OR
     (B), WHERE:

          (A) IS THE ROLL-UP COMPONENT WHICH IS EQUAL TO:

               * all premiums you have paid (net of any applicable premium taxes); PLUS

               * any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; MINUS

               *    an  adjustment   (described   below)  for  any   withdrawals
                    (including   any   applicable   charges  and  Interest  Rate
                    Adjustments to those withdrawals)

     compounded at an annual interest rate of 5% from the Issue Date until the earlier of the Annuitant's 80th birthday or the exercise date of the GMIB.

     For Contracts issued BEFORE MAY 2, 2005, with the Roll-Up Component, any taxes incurred and the following charges are also subtracted from your premiums and Contract Enhancements: annual contract maintenance charges; transfer charges; and any applicable non-asset based Contract charges due (other than the GMIB charge) under any optional endorsement.

     For Contracts issued BEFORE MAY 3, 2004, the annual interest rate is 6%.

     If this option was elected BEFORE SEPTEMBER 22, 2003, compounding is unavailable.

     All adjustments for Premiums and Contract Enhancements are made on the date of Premium payment. All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of the GMIB. For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments to such withdrawal). In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary. Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base. Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than would proportional withdrawals. However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

     For example, the calculations for a Contract issued with an initial Premium payment of $10,000, the Guaranteed Minimum Income Benefit, and a 4% Contract Enhancement would be as follows. Assume the Owner takes a gross withdrawal during the Contract Year of $400, which is less than 5% of the Roll-Up Component as of the previous Contract Anniversary and therefore treated as a dollar-for-dollar withdrawal at the end of the Contract Year. The Roll-Up Component of the GMIB Benefit Base at the end of the year will be equal to the Premium and Contract Enhancement accumulated at 5% to the end of the year; less the withdrawal adjustment of $400 made at the end of the year. The resulting Roll-Up Component is equal to ($10,000 + $400) x
     1.05 - $400 = $10,520. (If your Contract was issued BEFORE MAY 2, 2005, then annual contract maintenance charges are also subtracted, and the resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05 - $35 - $400 = $10,485.) These examples do not take into account taxes.

     For Contracts issued BEFORE MAY 2, 2004, withdrawal adjustments are made at the time of the withdrawal and reduce the Roll-Up Component of the Benefit Base in the same proportion as the reduction in Contract Value.

     AND (B) IS THE GREATEST CONTRACT VALUE COMPONENT AND IS EQUAL TO:

          * the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; MINUS

          *    an adjustment  (described  below) for any withdrawals  after that
               Contract  Anniversary   (including  any  applicable  charges  and
               Interest Rate Adjustments for those withdrawals); PLUS

          * any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; MINUS

          *    any annual contract maintenance charge,  transfer charge, and any
               applicable   non-asset  based  charges  due  under  any  optional
               endorsement deducted after that Contract Anniversary; and MINUS

          *    any taxes deducted after that Contract Anniversary.

     All adjustments are made on the date of the applicable listed events and their transaction. The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

     Neither component of the GMIB Benefit Base will ever exceed:

          * 200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date the GMIB is exercised); minus

          * any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

     For Contracts issued BEFORE MAY 2, 2005, with both components of the GMIB Benefit Base, any taxes incurred and the following charges are also subtracted from your premiums: annual contract maintenance charges; transfer charges; and any non-asset based Contract charges due under any optional endorsement. The applicability of this limitation will be determined after the calculation of each component of the GMIB Benefit Base.

     If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for the GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then the GMIB will terminate and the charge for the GMIB discontinued. Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger). If the new Annuitant in that situation does not satisfy those criteria then the GMIB will terminate and the GMIB charge discontinued. In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations.

     Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of the GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

     YOU MAY NOT ELECT BOTH THE GMIB AND A GMWB, AND YOU MAY NOT ELECT TO ADD A GMWB AFTER THE ISSUE DATE TO A CONTRACT WITH THE GMIB.

                                  DEATH BENEFIT


     The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase. Or you may select an optional death benefit for an additional charge. The optional death benefit is only available upon application and, once chosen, cannot be canceled. The effect of any GMWB on the amount payable to your beneficiaries upon your death should be considered in selecting the death benefit in combination with a GMWB.

     The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes but is not limited to due proof of death and a completed claim form from the Beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary). Payment will include any required interest from the date of death. The death benefit paid will be the basic death benefit unless you have selected the optional death benefit endorsement. If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the account value will be put into your account as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Fixed Account and Investment Divisions according to the current allocation instructions on file for your account as of that date. Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.


     BASIC DEATH BENEFIT. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spouse Beneficiary has the right to continue the Contract in force upon your death.

     The death benefit equals the greater of:

          *    your  Contract   Value  on  the  date  we  receive  all  required
               documentation from your Beneficiary; or

          * the total premiums you have paid since your Contract was issued REDUCED FOR prior withdrawals (including any applicable charges and adjustments) in the same proportion that the Contract Value was reduced on the date of the withdrawal. For Contracts issued BEFORE OCTOBER 4, 2004, the withdrawal adjustment is equal to the dollar amount of the withdrawal, and this component of the death benefit would be further reduced by any annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes.

     For Contracts issued BEFORE SEPTEMBER 22, 2003, there is a third component. The death benefit could also be the greatest Anniversary Value before your 86th birthday. The "Anniversary Value" is your Contract Value on the first day of a Contract year, minus any withdrawals (and applicable charges) and plus any additional premiums since that day.

     OPTIONAL DEATH BENEFIT. The Highest Anniversary Death Benefit is available, which is designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit. Because there is an additional annual charge for this optional death benefit, and because you cannot change your selection, please be sure that you have read about and understand the Contract's basic death benefit before selecting the optional death benefit. This optional death benefit is available if you are 79 years of age or younger on the Contract's Issue Date. However, the older you are when your Contract is issued, the less advantageous it would be for you to select an optional death benefit. The optional death benefit is subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary.

     For purposes of the optional death benefit, "Net Premiums" are defined as your premium payments net of premium taxes, reduced by any withdrawals (including applicable charges and deductions) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal. Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%. Similarly, with the "Highest Anniversary Value" component, the adjustment to your Contract Value for applicable charges will have occurred proportionally at the time of the deductions. For Contracts issued before October 4, 2004, the withdrawal adjustment is instead equal to the dollar amount of the withdrawals and your premium payments are further reduced by the annual contract maintenance charges, transfer charges, the charges for any optional benefit endorsements, and taxes. Also for Contracts issued before October 4, 2004, the withdrawal adjustment is instead equal to the dollar amount of your withdrawals.

          HIGHEST ANNIVERSARY VALUE DEATH BENEFIT changes your basic death benefit to the greatest of:

               (a) your Contract Value on the date we receive all required documentation from your Beneficiary; or

               (b)  total Net Premiums since your Contract was issued; or

               (c) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, REDUCED BY any withdrawals (including any applicable withdrawal charges and adjustments for withdrawals) in proportion to the reduction of Contract Value at the time of withdrawal, annual contract maintenance charges, transfer charges, and any applicable charges due under any optional endorsement subsequent to that Contract Anniversary, plus any premiums paid (net of any applicable premium taxes) and minus taxes deducted subsequent to that Contract Anniversary. All adjustments occur at the time of the transaction.

     PAYOUT OPTIONS. The Contract's death benefit is payable pursuant to one of the following payout options:

          *    single lump sum payment; or

          * payment of entire death benefit within 5 years of the date of death; or

          * payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary. Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death.

     Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future payments to the Beneficiary.


     Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. For more information, please see "Special Spousal Continuation Option" beginning on page 109.


     PRE-SELECTED PAYOUT OPTIONS. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary. If this Pre-Selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death.

     SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time. Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive all required documentation from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse.

     If your spouse continues the Contract in his/her own name under the Special Spousal Continuation option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.


     If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected. The GMIB will terminate upon your death (and no further GMIB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see "Guaranteed Minimum Income Benefit" beginning on page 103. Similarly, a GMWB will also terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 49. Because the "for life" guarantee would no longer be in effect with the 5% or 4% for Life GMWB with Bonus, however, the benefit would allow the spouse to take partial withdrawals until the GWB is depleted. The Contract, and its optional benefits, remains the same. There is no charge for the Spousal Continuation Option; however, your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.


     The Special Spousal Continuation Option is available to elect one time on the Contract. However, if the Pre-Selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code.

     DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner.


     DEATH OF ANNUITANT. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


     If the Annuitant dies on or after the Income Date, any remaining guaranteed payments will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payments will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

                                      TAXES

     THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

     TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity
     (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) contract), or pension or profit-sharing plan (including a 401(k) plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified contract.

     If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

     The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

     NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.

     NON-QUALIFIED CONTRACTS - AGGREGATION OF CONTRACTS. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

     NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. A part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

     The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:

          *    paid on or after the date you reach age 59 1/2;

          *    paid to your Beneficiary after you die;

          * paid if you become totally disabled (as that term is defined in the Code);

          * paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

          *    paid under an immediate annuity; or

          *    which come from premiums made prior to August 14, 1982.

     NON-QUALIFIED CONTRACTS - REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

     The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated beneficiary", who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's "designated beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.


     TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals and income payments under tax-qualified Contracts. The Code also imposes required minimum distributions for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.


     WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

          *    reaches age 59 1/2;

          *    leaves his/her job;

          *    dies;

          *    becomes disabled (as that term is defined in the Code); or

          * experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

     Withdrawals - Roth IRAs. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income-tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

     CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

          * there was a written agreement providing for payments of the fees solely from the annuity Contract,

          *    the Contract Owner had no liability for the fees and

          * the fees were paid solely from the annuity Contract to the adviser.

     EXTENSION OF LATEST INCOME DATE. If you do not annuitize your Contract on or before the Latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

     DEATH BENEFITS. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

     ASSIGNMENT. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.

     DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements.

     OWNER CONTROL. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance Contracts and held that the types of actual and potential control that the Contract Owners could exercise over the investment assets held by the insurance company under these variable Contracts was not sufficient to cause the Contract Owners to be treated as the Owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, Contract or agreement between the Contract Owner and Jackson National regarding the availability of a particular investment option and other than the Contract Owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.


     The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 67 Investment Divisions and at least one Fixed Account option, although a Contract Owner can select no more than 18 fixed and variable options at any one time. The second difference is that the Owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 15 transfers in any one year without a charge.


     The Revenue Ruling states that whether the Owner of a variable contract is to be treated as the Owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

     WITHHOLDING. In general, distributions from a Contract are subject to 10% federal income tax withholding unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

     Any distribution from a tax-qualified contract eligible for rollover will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

     The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

          (a) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's beneficiary, or (c) for a specified period of ten years or more;

          (b)  a required minimum distribution;

          (c)  a hardship withdrawal; or

          (d)  the non-taxable portion of a distribution.

                                OTHER INFORMATION

     DOLLAR COST AVERAGING. If the amount allocated to the Investment Divisions plus the amount allocated to the Fixed Account options is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions and other Fixed Account options from the one-year Fixed Account or any of the Investment Divisions. In the case of transfers from the one-year Fixed Account or Investment Divisions with a stable unit value, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. There is no charge for Dollar Cost Averaging. Certain restrictions may apply. Dollar Cost Averaging and Rebalancing are mutually exclusive, and you cannot select both.

     EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the one year Fixed Account Option and the Money Market Investment Division). There is no charge for Earnings Sweep.

     REBALANCING. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions. Dollar Cost Averaging and Rebalancing are mutually exclusive, you cannot select both. There is no charge for Rebalancing.

     You may  cancel a Dollar  Cost  Averaging,  Earnings  Sweep or  Rebalancing
     program  using  whatever   methods  you  use  to  change  your   allocation
     instructions.

     FREE LOOK. You may return your Contract to the selling agent or us within twenty days after receiving it. We will return

          *    the Contract Value in the Investment Divisions, plus

          * any fees and expenses deducted from the premium prior to allocation to the Investment Divisions, PLUS

          * the full amount of premium you allocated to the Fixed Account (minus any withdrawals), MINUS

          * any withdrawals from the Fixed Account and applicable Contract Enhancement recapture charge.

     We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent. We will return premium payments where required by law.

     ADVERTISING. From time to time, we may advertise several types of performance of the Investment Divisions.

          * TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

          *    STANDARDIZED   AVERAGE  ANNUAL  TOTAL  RETURN  is  calculated  in
               accordance with SEC guidelines.

          * NON-STANDARDIZED TOTAL RETURN may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

          * YIELD refers to the income generated by an investment over a given period of time.

     Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

     MODIFICATION OF YOUR CONTRACT. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

     LEGAL PROCEEDINGS. There are no material legal proceedings, other than the ordinary routine litigation incidental to the business to which Jackson National Life Insurance Company of New York is a party.

     Jackson National Life Insurance Company ("Jackson National" or "JNL"), Jackson National Life of NY's parent, is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against JNL asserts various theories of liability and purports to be filed on behalf of individuals or differing classes of persons in the United States who purchased either life insurance or annuity products from JNL during periods ranging from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson National on a non-material basis, or is being vigorously defended. At this time, it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions.

                                 PRIVACY POLICY

     COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

          *    Information we receive from you on applications or other forms;

          *    Information about your transactions with us;

          *    Information we receive from a consumer reporting agency;

          * Information we obtain from others in the process of verifying information you provide us; and

          *    Individually  identifiable  health  information,   such  as  your
               medical history, when you have applied for a life insurance policy.

     DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

     In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

     We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications. Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

     We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

     SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

     We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History                                           2

Services                                                                  3

Purchase of Securities Being Offered                                      3

Underwriters                                                              3

Calculation of Performance                                                4

Additional Tax Information                                                6

Net Investment Factor                                                     18

Condensed Financial Information                                           19

                                   APPENDIX A

DOW JONES DOES NOT:


* Sponsor, endorse, sell or promote the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Recommend that any person invest in the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

* Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital
     Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Consider the needs of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital
     Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund or the owners of the
     JNL/Mellon  Capital  Management  Dow SM 10  Fund,  the  JNL/Mellon  Capital
     Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund or the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon  Capital  Management  Healthcare Sector Fund, and the JNL/Mellon
     Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.


 -------------------------------------------------------------------------------


DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL
MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND. SPECIFICALLY,


     * DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:


          * THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT
               COMMUNICATIONS  SECTOR FUND,  THE JNL/MELLON  CAPITAL  MANAGEMENT
               CONSUMER  BRANDS SECTOR FUND, THE JNL/MELLON  CAPITAL  MANAGEMENT
               OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT
               HEALTHCARE  SECTOR FUND,  AND THE JNL/MELLON  CAPITAL  MANAGEMENT
               TECHNOLOGY  SECTOR  FUND,  THE OWNERS OF THE  JNL/MELLON  CAPITAL
               MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT
               COMMUNICATIONS  SECTOR FUND,  THE JNL/MELLON  CAPITAL  MANAGEMENT
               CONSUMER  BRANDS SECTOR FUND, THE JNL/MELLON  CAPITAL  MANAGEMENT
               OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT
               HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;


          *    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

          * THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

     * DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

     * UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.


THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER THIRD PARTIES.

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                                                APPENDIX B

  -----------------------------------------------------------------------------------------------------------------

        JNL/NY EXAMPLE 1 USING THE BASE WITHDRAWAL CHARGE SCHEDULE

  -----------------------------------------------------------------------------------------------------------------
       100,000.00  : Premium
            4.00%  : Withdrawal Charge Year 4
            3.00%  : Contract Enhancement
            2.00%  : Recapture Charge Year 4
            5.00%  : Net Return

  AT END OF YEAR 4
       125,197.14  : Contract Value at end of year 4
       100,000.00  : Net Withdrawal requested

        25,197.14  : Earnings
        79,577.51  : Premium withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
        ---------
       104,744.65  : Total Gross Withdrawal

       104,774.65  : Total Gross Withdrawal
        -3,183.10  : Withdrawal Charge
        -1,591.55  : Recapture Charge
       100,000.00  : Total Net Withdrawal
  -----------------------------------------------------------------------------------------------------------------

  -----------------------------------------------------------------------------------------------------------------

  JNL/NY EXAMPLE 2 USING THE BASE WITHDRAWAL CHARGE SCHEDULE

  -----------------------------------------------------------------------------------------------------------------
          10/1/05
       100,000.00  : Premium
            5.00%  : Withdrawal Charge Contribution Year 3
            2.00%  : Recapture Charge Contribution Year 3
          12/1/05
       100,000.00  : Premium
            6.00%  : Withdrawal Charge Contribution Year 2
            3.00%  : Recapture Charge Contribution Year 2

            3.00%  : Contract Enhancement
            0.00%  : Net Return

          11/1/07
       206,000.00  : Contract Value
       150,000.00  : Net Withdrawal Requested

         6,000.00  : Earnings
        14,000.00  : 10% Additional Free Withdrawal Amount
       100,000.00  : Premium 1 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
        40,659.34  : Premium 2 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
        ---------
       160,659.34  : Total Gross Withdrawal

       160,659.34  : Total Gross Withdrawal
        -5,000.00  : Withdrawal Charge from Premium 1
        -2,000.00  : Recapture Charge from Premium 1
        -2,439.56  : Withdrawal Charge from Premium 2
        -1,219.78  : Recapture Charge from Premium 2
        ---------
       150,000.00  : Total Net Withdrawal
  -----------------------------------------------------------------------------------------------------------------

                                   APPENDIX C


                            GMWB Prospectus Examples

Unless otherwise specified, the following examples assume you elected a 5% GMWB when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD at the time a withdrawal is requested, and all partial withdrawals requested include any applicable charges. If you elected a GMWB other than a 5% GMWB, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate percentage.

EXAMPLE 1: AT ELECTION, YOUR GWB AND GAWA ARE DETERMINED.

     *    Example 1a: If the GMWB is elected at issue:

          - Your initial GWB is $100,000, which is your initial Premium payment.

          -    Your  GAWA  is  $5,000,   which  is  5%  of  your   initial   GWB
               ($100,000*0.05 = $5,000).

     * Example 1b: If the GMWB is elected after issue when the Contract Value is $105,000:

          - Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.

          -    Your  GAWA  is  $5,250,   which  is  5%  of  your   initial   GWB
               ($105,000*0.05 = $5,250).

     * Example 1c: If the GMWB is elected after issue when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

          - Your initial GWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.

          -    Your  GAWA  is  $5,250,   which  is  5%  of  your   initial   GWB
               ($105,000*0.05 = $5,250).

     *    Notes:

          - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB and the time of election.

EXAMPLE 2: UPON PAYMENT OF A SUBSEQUENT PREMIUM, YOUR GWB AND GAWA ARE RE-DETERMINED. YOUR GWB IS SUBJECT TO A MAXIMUM OF $5,000,000.

     * Example 2a: If you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:

          -    Your  new  GWB is  $150,000,  which  is  your  GWB  prior  to the
               additional   Premium  payment  ($100,000)  plus  your  additional
               Premium payment ($50,000).

          - Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

     * Example 2b: if you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

          - Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

          - Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

     *    Notes:

          - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.

EXAMPLE 3: UPON WITHDRAWAL OF THE GUARANTEED AMOUNT (WHICH IS YOUR GAWA FOR ENDORSEMENTS FOR NON-QUALIFIED AND QUALIFIED CONTRACTS THAT DO NOT PERMIT WITHDRAWALS IN EXCESS OF THE GAWA OR WHICH IS THE GREATER OF YOUR GAWA OR YOUR RMD FOR THOSE GMWBS RELATED TO QUALIFIED CONTRACTS THAT PERMIT WITHDRAWALS IN EXCESS OF THE GAWA TO EQUAL YOUR RMD), YOUR GWB AND GAWA ARE RE-DETERMINED.

     * Example 3a: If you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

           - Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

          - Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

          - If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years.

     * Example 3b: If you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and your RMD provision is in effect for your endorsement:

          - Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

          - Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

          - If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining GWB) if your endorsement is not a For Life GMWB or if your endorsement is a For Life GMWB and the For Life Guarantee is not in effect. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life, even beyond 19 years.

     *    Notes:

          - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

          - If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.

          - Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 4: UPON WITHDRAWAL OF AN AMOUNT THAT EXCEEDS YOUR GUARANTEED AMOUNT (AS DEFINED IN EXAMPLE 3), YOUR GWB AND GAWA ARE RE-DETERMINED.

     * Example 4a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $120,000 and your GWB is $100,000:

          - Your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($120,000 - $10,000 = $110,000).

          - Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

               - If your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($110,000*0.05 = $5,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

               - If your endorsement is a For Life GMWB and is effective on or after 05/01/2006, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500), and if the For Life Guarantee was effective prior to the withdrawal, it remains in effect. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years.

          - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, your bonus base is recalculated to equal $90,000, which is the lesser of 1) your bonus base prior to the withdrawal ($100,000) or 2) your GWB following the withdrawal ($90,000). In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

     * Example 4b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

          - Your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).


          - Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

               - If your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

               - If your endorsement is a For Life GMWB and is effective on or after 05/01/2006, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500), and if the For Life Guarantee was effective prior to the withdrawal, it remains in effect. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years.

          - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, your bonus base is recalculated to equal $90,000, which is the lesser of 1) your bonus base prior to the withdrawal ($100,000) or 2) your GWB following the withdrawal ($90,000). In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

     * Example 4c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $90,000 and your GWB is $100,000:

          - Your new GWB is $80,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($90,000 - $10,000 = $80,000).

          - Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

               - If your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,000, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($80,000*0.05 = $4,000). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($80,000 / $4,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

               - If your endorsement is a For Life GMWB and is effective on or after 05/01/2006, your GAWA is recalculated to equal $4,000, which is 5% of your new GWB ($80,000*0.05 = $4,000), and if the For Life Guarantee was effective prior to the withdrawal, it remains in effect. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($80,000 / $4,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years.

          - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, your bonus base is recalculated to equal $80,000, which is the lesser of 1) your bonus base prior to the withdrawal ($100,000) or 2) your GWB following the withdrawal ($80,000). In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

     *    Notes:

          - If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

          - Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 5: UPON STEP-UP, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE STEP-UP PROVISION.)

     * Example 5a: If at the time of step-up your Contract Value is $200,000, your GWB is $100,000 and your GAWA is $5,000:

          - Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value.

          - Your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

          - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

          - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years.

     * Example 5b: If at the time of step-up your Contract Value is $90,000, your GWB is $80,000 and your GAWA is $5,000:

          - Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value.

          -Your GAWA for the next year remains  $5,000,  which is the greater of
               1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

          - If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

          - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years.

     *    Notes:

          - If your endorsement contains a provision for Owner-initiated step-ups, the election of an Owner-initiated step-up may result in an increase in the GMWB charge. If the charge does increase, a separate calculation would be recommended to establish if the step-up is a beneficial election.

          - If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

          - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

EXAMPLE 6: IMPACT OF THE ORDER OF TRANSACTIONS. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE STEP-UP PROVISION.)

     * If prior to any transactions your Contract Value is $200,000, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to your GAWA ($5,000):

          - If you request the withdrawal after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).
               Following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and the amount of the final withdrawal would be less than your GAWA (and equal to your remaining GWB). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years.

               - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

          - If you requested the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years.

               - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

     *    Notes:

          - As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA. If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. If the step-up does not increase your GAWA or the withdrawal requested is greater than your new GAWA, your GAWA resulting from the transactions is the same regardless of the order of the transactions.

          - This example would apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

          - If your endorsement contains a provision for Owner-initiated step-ups, the election of an Owner-initiated step-up may result in an increase in the GMWB charge.

          - If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.

          - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up. If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

          - Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 7: UPON APPLICATION OF THE GUARANTEED WITHDRAWAL BALANCE BONUS, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE BONUS PROVISION.)

     * Example 7a: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:

          - Your new GWB is recalculated to equal $105,000, which is equal to your GWB plus 5% of your bonus base ($100,000 + $100,000*0.05 = $105,000).

          - Your GAWA for the next year is recalculated to equal $5,250, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($105,000*0.05 =
               $5,250).

          - After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($105,000 / $5,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years.

     * Example 7b: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:

          - Your new GWB is recalculated to equal $95,000, which is equal to your GWB plus 5% of your bonus base ($90,000 + $100,000*0.05 = $95,000).

          - Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or
               2) 5% of your new GWB ($95,000*0.05 = $4,750).

          - After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal). However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years.

     *    Notes:

          - Your bonus base is not recalculated upon the application of the bonus to your GWB.

EXAMPLE 8: FOR LIFE GUARANTEE BECOMES EFFECTIVE AFTER THE EFFECTIVE DATE OF THE ENDORSEMENT. AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, YOUR GAWA IS RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB EFFECTIVE ON OR AFTER 05/01/2006.)

     * Example 8a: If on the Contract Anniversary on or immediately following your 65th birthday your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

          - Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

          - The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option). Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

     * Example 8b: If your Contract Value has fallen to $0 prior to the Contract Anniversary on or immediately following your 65th birthday, your GWB is $50,000 and your GAWA is $5,000:

          - You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

          - The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

     * Example 8c: If on the Contract Anniversary on or immediately following your 65th birthday, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

          - Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

          - The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option). Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

          - Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the last death of the Joint Owners if your endorsement is a For Life GMWB with Joint Option).

     *    Notes:

          - For endorsements with a Joint Option, your GAWA is recalculated and the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Joint Owner's 65th birthday.

EXAMPLE 9: FOR LIFE GUARANTEE ON A FOR LIFE GMWB WITH JOINT OPTION. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB WITH JOINT OPTION EFFECTIVE ON OR AFTER 05/01/2006.)

     * If at the time of the first death of the Joint Owners the Contract Value is $105,000, your GWB is $100,000, and your GAWA is $5,000:

          - The spouse may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on or immediately following the date that the youngest Joint Owner attains (or would have attained) age 65. Once the For Life Guarantee becomes effective, the surviving Joint Owner will be able to take annual withdrawals equal to your GAWA for the rest of his or her life.

          -    Your GWB remains $100,000 and your GAWA remains $5,000.

     *    Notes:

          - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.



                                                 APPENDIX D

                          Advest                                                       NPH
                        AG Edwards                                                     ONB
                     American General                                              Oppenheimer
                    American Portfolios                                             Packerland
                    Centaurus Financial                                      Peoples Securities, Inc.
              Commonwealth Financial Network                                           PFIC
                 Ferris, Baker, Watts Inc.                                         PiperJaffray
                  Fifth Third Securities                                      Prime Capital Services
                  FNB Brokerage Services                                            PrimeVest
                       G.W. Sherwold                                               Proequities
                           Geneos                                           Raymond James & Associates
               Great American Advisors, Inc.                                   Raymond James / PCA
                 Hantz Financial Services                                        Ryan Beck & Co.
                         Hibernia                                               Sammons Securities
                            ICA                                                Scott & Stringfellow
                       ICBA / ICBFS                                             Securities America
                          Infinex                                           Securities Service Network
          Innovative Solutions Insurance Services                          Sigma Financial Corporation
                      Intersecurities                                           Signator Investors
                          INVEST                                                 SII Investments
                            IPI                                                      Sky Bank
                Janney Montgomery Scott LLC                                           Stifel
          Jefferson Pilot Securities Corporation                                      Talbot
                 JJB Hilliard WL Lyons, Inc                                         Thrivent
                 Lincoln Financial Advisors                                            UBOC
                Lincoln Investment Planning                                 United Brokerage Services
                   Linsco Private Ledger                                               UVEST
                   LPL Financial Services                                       Valmark Securities
                            M&T                                               Vanderbilt Securities
                McDonald Investments, Inc.                                  Wachovia Securities, Inc.
                    Met Life Securities                                      Walnut Street Securities
                       Morgan Keegan                                           Waterstone Financial
                       Morgan Peabody                                           Webster Investments
                  Mutual Service Corporation                                           WM
               National Planning Corporation                                           XCU
                      NFP Securities


                                   APPENDIX E


                            ACCUMULATION UNIT VALUES


The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Effective January 17, 2006, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):

JNL/Mellon Capital Management The DowSM 10 Fund to JNL/Mellon Capital Management
                                 DowSM 10 Fund
         JNL/Mellon Capital Management The S&P(R) 10 Fund to JNL/Mellon
                       Capital Management S&P(R) 10 Fund

Effective April 28, 2006, the JNL/Mellon Capital Management Select Small-Cap Fund of JNLNY Variable Fund I LLC ("Acquired Fund") was combined with the JNL/Mellon Capital Management Select Small-Cap Fund of JNL Variable Fund LLC as the surviving Fund. Further, effective April 28, 2006, the JNL/Mellon Capital Management 25 Fund of JNLNY Variable Fund I LLC ("Acquired Fund") was combined with the JNL/Mellon Capital Management 25 Fund of JNL Variable Fund LLC as the surviving Fund.

Effective May 1, 2006, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):

           JNL/FMR Capital Growth Fund to JNL/FMR Mid-Cap Equity Fund JNL/Salomon Brothers High Yield Bond Fund to JNL/Western High Yield Bond Fund
  JNL/Salomon Brothers Strategic Bond Fund to JNL/Western Strategic Bond Fund
    JNL/Salomon Brothers U.S. Government & Quality Bond Fund to JNL/Western
                      U.S. Government & Quality Bond Fund

Also effective January 17, 2006, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Mellon Capital Management DowSM Dividend Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020, and JNL/S&P Retirement 2025 Fund.

Also effective May 1, 2006, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Franklin Templeton Income Fund, JNL/Goldman Sachs Short Duration Bond Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management S&P(R) 24 Fund, and JNL/Mellon Capital Management JNL Optimized 5 Fund.

At the end of the tables in the SAI are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

Accumulation Unit Values
Base Contract with $1 Million Premium Administrative Fee Waiver - 1.10% (Contracts issued between September 22, 2003 and May 2, 2004)



Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                              2005             2004             2003             2002
                                              ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(596)

  Accumulation unit value:
    Beginning of period                        $8.47            $7.86             N/A              N/A
    End of period                              $8.73            $8.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,363            6,363             N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A








Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(596)

  Accumulation unit value:
    Beginning of period                         N/A            $15.74             N/A              N/A
    End of period                               N/A            $16.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(596)

  Accumulation unit value:
    Beginning of period                       $19.18           $17.86             N/A              N/A
    End of period                             $19.46           $19.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,600            5,600             N/A              N/A








Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(596)

  Accumulation unit value:
    Beginning of period                       $26.54           $24.67             N/A              N/A
    End of period                             $27.85           $26.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,865            4,865             N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(596)

  Accumulation unit value:
    Beginning of period                       $34.46           $30.78             N/A              N/A
    End of period                             $38.89           $34.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,625            1,625             N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division(596)

  Accumulation unit value:
    Beginning of period                       $17.94           $17.34             N/A              N/A
    End of period                             $19.93           $17.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,307            2,307             N/A              N/A

JNL/Eagle Core Equity Division(596)

  Accumulation unit value:
    Beginning of period                       $17.62           $16.52             N/A              N/A
    End of period                             $18.02           $17.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,658            6,658             N/A              N/A

JNL/Eagle SmallCap Equity Division(596)

  Accumulation unit value:
    Beginning of period                       $20.07           $17.71             N/A              N/A
    End of period                             $20.35           $20.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,129            1,129             N/A              N/A








Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A








Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(596)

  Accumulation unit value:
    Beginning of period                       $10.61            $9.90             N/A              N/A
    End of period                             $10.95           $10.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,020            2,020             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(596)

  Accumulation unit value:
    Beginning of period                       $10.68            $9.12             N/A              N/A
    End of period                             $12.53           $10.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,582            6,582             N/A              N/A

JNL/PIMCO Total Return Bond Division(596)

  Accumulation unit value:
    Beginning of period                       $14.26           $13.62             N/A              N/A
    End of period                             $14.43           $14.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,344            7,344             N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A








Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(596)

  Accumulation unit value:
    Beginning of period                       $14.94           $13.38             N/A              N/A
    End of period                             $15.46           $14.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,243            2,243             N/A              N/A

JNL/Lazard Mid Cap Value Division(596)

  Accumulation unit value:
    Beginning of period                       $17.60           $15.48             N/A              N/A
    End of period                             $18.94           $17.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,292            1,292             N/A              N/A

JNL/MCM Bond Index Division(596)

  Accumulation unit value:
    Beginning of period                       $11.21           $10.75             N/A              N/A
    End of period                             $11.30           $11.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,860            1,860             N/A              N/A

JNL/Salomon Brothers Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A








Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $13.35           $12.97             N/A              N/A
    End of period                             $13.43           $13.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,423            2,423             N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(596)

  Accumulation unit value:
    Beginning of period                       $13.41           $12.05             N/A              N/A
    End of period                             $14.07           $13.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,298            8,298             N/A              N/A








Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Global Growth
Division(596)

  Accumulation unit value:
    Beginning of period                       $11.46            $9.93             N/A              N/A
    End of period                             $12.90           $11.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,026            4,026             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A








Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division(596)

  Accumulation unit value:
    Beginning of period                       $16.56           $15.04             N/A              N/A
    End of period                             $17.71           $16.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,325            3,325             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A








Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division(596)

  Accumulation unit value:
    Beginning of period                       $11.29           $10.81             N/A              N/A
    End of period                             $11.98           $11.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,701            3,701             N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A








Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A








Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A







Accumulation Unit Values
Contract with Endorsements - 3.36%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A








Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A








Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A








Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(966)

  Accumulation unit value:
    Beginning of period                       $11.71             N/A              N/A              N/A
    End of period                             $11.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,079             N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A








Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A








Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(966)

  Accumulation unit value:
    Beginning of period                       $15.91             N/A              N/A              N/A
    End of period                             $15.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,563             N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A








Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A








Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(966)

  Accumulation unit value:
    Beginning of period                       $15.66             N/A              N/A              N/A
    End of period                             $15.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,537             N/A              N/A              N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division
NY I(966)

  Accumulation unit value:
    Beginning of period                       $17.72             N/A              N/A              N/A
    End of period                             $17.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,995             N/A              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A








Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A








Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A








Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A








Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(966)

  Accumulation unit value:
    Beginning of period                       $15.33             N/A              N/A              N/A
    End of period                             $15.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,701             N/A              N/A              N/A











----------------------------------------------------------------------------------------------------------------------
QUESTIONS:  If you have any questions about your Contract, you may contact us at:

ANNUITY SERVICE CENTER:                                     1 (800) 599-5651 (9 A.M. - 8 P.M., ET)

             MAIL ADDRESS:                                  P.O. Box 378004, Denver, Colorado 80237-8004

             DELIVERY ADDRESS:                              8055 East Tufts Avenue, Second Floor,
                                                            Denver, Colorado 80237
INSTITUTIONAL MARKETING GROUP
SERVICE CENTER:                                             1 (888) 464-7779 (8 a.m. - 8 p.m., ET)
(FOR CONTRACTS PURCHASED THROUGH A BANK
OR ANOTHER FINANCIAL INSTITUTION)

             MAIL ADDRESS:                                  P.O. Box 30901, Lansing, Michigan 48909-8401

             DELIVERY ADDRESS:                              1 Corporate Way, Lansing, Michigan 48951
                                                            Attn:  IMG

HOME OFFICE:                                                2900 Westchester Avenue, Purchase, New York 10577
----------------------------------------------------------- ----------------------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 2006




                 INDIVIDUAL AND GROUP FLEXIBLE PREMIUM FIXED AND
                       VARIABLE DEFERRED ANNUITY CONTRACTS
                     ISSUED BY THE JNLNY SEPARATE ACCOUNT I
            OF JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R)




This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 2006. The Prospectus may be obtained from Jackson National Life Insurance Company of New York by writing P.O. Box 378004, Denver, Colorado 80237-8004, or calling 1-800-599-5651. Not all Investment Divisions described in this SAI may be available for investment.







                                TABLE OF CONTENTS
                                                                     Page

General Information and History                                       2


Services                                                              4

Purchase of Securities Being Offered                                  4

Underwriters                                                          4


Calculation of Performance                                            4

Additional Tax Information                                            6


Net Investment Factor                                                 18


Condensed Financial Information                                       19

General Information and History

JNLNY Separate Account I (Separate Account) is a separate investment account of Jackson National Life Insurance Company of New York (Jackson National Life(R) of
NY). In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name. Jackson National Life of NY is a wholly owned subsidiary of Jackson National Life Insurance Company(R), and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a life insurance company in the United Kingdom.

The JNL/Mellon Capital Management S&P Divisions and the JNL/S&P Divisions are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P). S&P makes no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index that are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Value Line Publishing, Inc.'s ("VLPI") only relationship to JNL is VLPI's licensing to JNL of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to JNL, this Product or any investor. VLPI has no obligation to take the needs of JNL or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.


The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (Licensee) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R)15 Fund or the JNL/Mellon Capital Management VIP Fund. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.


Services

Jackson National Life of NY is the custodian of the assets of the Separate Account. Jackson National Life of NY holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Fund bought and sold by the Separate Account.

The financial statements of JNLNY Separate Account I and Jackson National Life of NY for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG, LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 8055 E. Tufts Avenue, Denver, Colorado 80237. JNLD is a subsidiary of Jackson National Life Insurance Company.


The aggregate amount of underwriting commissions paid to broker/dealers was $13,261,966 in 2003, $17,550,529 in 2004 and $20,132,773 in 2005. JNLD did not
retain any portion of the commissions.


Calculation of Performance

When Jackson National Life of NY advertises performance for an Investment Division (except the JNL/Select Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment"), and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

Jackson National Life of NY may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson National Life of NY believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson National Life of NY may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

            (  a-b    )6
YIELD = 2  [(  --- + 1) -1]
            (  cd     )


Where:

       a              =            net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
       b              =            expenses for the Investment Division accrued for the period (net of reimbursements).
       c              =            the average daily number of accumulation units outstanding during the period.
       d              =            the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 7%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Funds operating expenses.

Any current yield quotations of the JNL/Select Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The JNL/Select Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/Select Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/Select Money Market Division nor that Division's investment in the JNL/Select Money Market Division is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL LIFE OF NY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson National Life of NY's Tax Status

Jackson National Life of NY is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National Life of NY and its operations form a part of Jackson National Life of NY.

Taxation of Annuity Contracts in General

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Withholding Tax on Distributions

The Code generally requires Jackson National Life of NY (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.


An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.


Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification -- Separate Account Investments


Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.


The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson National Life of NY intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.


Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson National Life of NY regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson National Life of NY or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 67 Investment Divisions and 4 Fixed Account options although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.


Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National Life of NY does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson National Life of NY reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges


Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. In response to the Conway decision, the IRS issued Notice 2003-51 announcing that pending the publication of final regulations, the IRS will consider all the facts and circumstances, using general principles of tax law, to determine whether a partial exchange and a subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the date on which the partial exchange was completed should be treated as an integrated transaction. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.


Contracts Owned by Other than Natural Persons


Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.


Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

Tax-Qualified Plans


The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to Fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.


Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.


The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) upon separation from service after attainment of age 55, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts, (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.


With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.


Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.


If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson National Life of NY's administrative procedures. Jackson National Life of NY is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson National Life of NY specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson National Life of NY in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

         (a) Tax-Sheltered Annuities

         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Roth IRA Annuities

         Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $2,000 per year and are not deductible from taxable income. The Economic Growth & Tax Relief Reconciliation Act of 2001 (the "Act") increases the maximum annual dollar limitation limit for IRA contributions (including Roth IRA contributions) from $2,000 to $3,000 for calendar years 2002 through 2004; $4,000 for calendar years 2005 through 2007; and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $500 for 2002 through 2005, and $1,000 for 2006 and later.

         Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

         Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

         Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

         (d) Pension and Profit-Sharing Plans

         The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Eligible Deferred Compensation Plans -- Section 457

         Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the elective deferral limitation. The Act increases the dollar limit on deferrals to conform to the elective deferral limitation. The Act also increases the elective deferral limitation to $11,000 for 2002 and in $1,000 annual increments thereafter until it reaches $15,000 in 2006. The limit is indexed for inflation after that in $500 increments. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000 for 2002 and by additional $1,000 increments through 2006, when the catch-up contribution will by $5,000.


         The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.


         In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

         All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

         In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participant:

          *    attains age 70 1/2,

          *    severs employment,

          *    dies, or

          * suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.


Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment. That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment. The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established. The value may increase or decrease from one business day to the next. The income option tables contained in the
Contract are based on a 2.5% per annum assumed investment rate. For Contracts issued before October 4, 2004, the assumed investment rate is 3%.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 2.5% per annum. For Contracts issued before October 4, 2004, the assumed investment rate is 3%.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

         (a) is the net result of:

                  (1) the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus

                  (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

                  (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

         (b) is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and

         (c) is the asset charge factor determined by Jackson National for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Condensed Financial Information

Accumulation Unit Values


The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for Contracts with all levels of charges (and combinations of optional endorsements). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Effective January 17, 2006, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):


 JNL/Mellon Capital Management The DowSM 10 Fund to JNL/Mellon Capital Management DowSM 10 Fund

JNL/Mellon Capital Management The S&P(R) 10 Fund to JNL/Mellon Capital Management S&P(R) 10 Fund

Effective April 28, 2006, the Fund was combined with JNL/Mellon Capital Management 25 Fund of JNLNY Variable Fund I LLC ("Acquired Fund"), with JNL/Mellon Capital Management 25 Fund of JNL Variable Fund LLC as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.

Effective May 1, 2006, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):


           JNL/FMR Capital Growth Fund to JNL/FMR Mid-Cap Equity Fund

  JNL/Salomon Brothers High Yield Bond Fund to JNL/Western High Yield Bond Fund

   JNL/Salomon Brothers Strategic Bond Fund to JNL/Western Strategic Bond Fund

 JNL/Salomon Brothers U.S. Government & Quality Bond Fund to JNL/Western U.S. Government & Quality Bond Fund

Also effective January 17, 2006, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Mellon Capital Management DowSM Dividend Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020, and JNL/S&P Retirement 2025 Fund.

Also effective May 1, 2006, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet:
JNL/Franklin Templeton Income Fund, JNL/Goldman Sachs Short Duration Bond Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management S&P(R) 24 Fund, and JNL/Mellon Capital Management JNL Optimized 5 Fund.

At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.




Accumulation Unit Values
Base Contract with $1 Million Premium Administrative Fee Waiver - 1.20%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(978)

  Accumulation unit value:
    Beginning of period                       $10.98             N/A              N/A              N/A
    End of period                             $10.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,098             N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(978)

  Accumulation unit value:
    Beginning of period                       $14.34             N/A              N/A              N/A
    End of period                             $14.32             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          871              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(978)

  Accumulation unit value:
    Beginning of period                       $13.71             N/A              N/A              N/A
    End of period                             $13.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          906              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(978)

  Accumulation unit value:
    Beginning of period                       $15.26             N/A              N/A              N/A
    End of period                             $15.32             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          855              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division(978)

  Accumulation unit value:
    Beginning of period                       $11.27             N/A              N/A              N/A
    End of period                             $11.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,013             N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A




Accumulation Unit Values
Base Contract with $1 Million Premium Administrative Fee Waiver - 1.25%
(Contracts issued before September 22, 2003)

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(432)

  Accumulation unit value:
    Beginning of period                        $8.39            $7.64            $7.13             N/A
    End of period                              $8.64            $8.39            $7.64             N/A
  Accumulation units outstanding
  at the end of period                        10,562           10,606            6,601             N/A

JNL/FMR Capital Growth Division(441)

  Accumulation unit value:
    Beginning of period                       $21.31           $18.29           $17.30             N/A
    End of period                             $22.35           $21.31           $18.29             N/A
  Accumulation units outstanding
  at the end of period                         5,153            4,767            3,205             N/A

JNL/Select Large Cap Growth Division(504)

  Accumulation unit value:
    Beginning of period                       $26.49           $24.48             N/A              N/A
    End of period                             $27.39           $26.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,044            1,072             N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(448)

  Accumulation unit value:
    Beginning of period                       $23.36           $21.34           $20.39             N/A
    End of period                             $24.30           $23.36           $21.34             N/A
  Accumulation units outstanding
  at the end of period                         4,661            4,716            1,449             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(448)

  Accumulation unit value:
    Beginning of period                       $20.49           $18.35           $17.43             N/A
    End of period                             $22.00           $20.49           $18.35             N/A
  Accumulation units outstanding
  at the end of period                          468              469              257              N/A

JNL/Putnam Value Equity Division(474)

  Accumulation unit value:
    Beginning of period                       $20.13           $18.55           $17.89             N/A
    End of period                             $20.86           $20.13           $18.55             N/A
  Accumulation units outstanding
  at the end of period                         4,415            4,501              1               N/A

JNL/Select Money Market Division(429)

  Accumulation unit value:
    Beginning of period                       $12.41           $12.47           $12.50             N/A
    End of period                             $12.59           $12.41           $12.47             N/A
  Accumulation units outstanding
  at the end of period                           -              2,108              -               N/A

JNL/PPM America High Yield Bond
Division(432)

  Accumulation unit value:
    Beginning of period                         N/A            $15.70           $15.14             N/A
    End of period                               N/A            $16.26           $15.70             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,204             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(438)

  Accumulation unit value:
    Beginning of period                       $15.81           $15.42           $15.27             N/A
    End of period                             $15.98           $15.81           $15.42             N/A
  Accumulation units outstanding
  at the end of period                         1,959            4,708             503              N/A

JNL/Salomon Brothers Strategic
Bond Division(438)

  Accumulation unit value:
    Beginning of period                       $18.90           $17.90           $17.53             N/A
    End of period                             $19.16           $18.90           $17.90             N/A
  Accumulation units outstanding
  at the end of period                         4,298            4,203             821              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(448)

  Accumulation unit value:
    Beginning of period                       $26.16           $24.11           $22.70             N/A
    End of period                             $27.41           $26.16           $24.11             N/A
  Accumulation units outstanding
  at the end of period                         6,950            6,905             952              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(438)

  Accumulation unit value:
    Beginning of period                       $33.96           $29.14           $27.13             N/A
    End of period                             $38.27           $33.96           $29.14             N/A
  Accumulation units outstanding
  at the end of period                        10,985           11,579            8,273             N/A

JNL/JPMorgan International Equity
Division(444)

  Accumulation unit value:
    Beginning of period                       $13.68           $11.90           $11.06             N/A
    End of period                             $14.95           $13.68           $11.90             N/A
  Accumulation units outstanding
  at the end of period                         1,911            1,918              -               N/A

JNL/Alger Growth Division(432)

  Accumulation unit value:
    Beginning of period                       $17.69           $17.06           $16.32             N/A
    End of period                             $19.63           $17.69           $17.06             N/A
  Accumulation units outstanding
  at the end of period                         5,516            5,554             445              N/A

JNL/Eagle Core Equity Division(438)

  Accumulation unit value:
    Beginning of period                       $17.40           $16.57           $15.32             N/A
    End of period                             $17.77           $17.40           $16.57             N/A
  Accumulation units outstanding
  at the end of period                         2,770            2,772            2,322             N/A

JNL/Eagle SmallCap Equity Division(441)

  Accumulation unit value:
    Beginning of period                       $19.82           $16.89           $16.00             N/A
    End of period                             $20.07           $19.82           $16.89             N/A
  Accumulation units outstanding
  at the end of period                         7,384            7,002             614              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(435)

  Accumulation unit value:
    Beginning of period                       $12.73           $11.77           $11.22             N/A
    End of period                             $13.38           $12.73           $11.77             N/A
  Accumulation units outstanding
  at the end of period                        84,842           85,510            3,946             N/A

JNL/S&P Managed Growth Division(442)

  Accumulation unit value:
    Beginning of period                       $13.04           $11.85           $11.29             N/A
    End of period                             $13.84           $13.04           $11.85             N/A
  Accumulation units outstanding
  at the end of period                        118,900          115,884          21,954             N/A

JNL/S&P Managed Aggressive Growth
Division(440)

  Accumulation unit value:
    Beginning of period                       $12.81           $11.52           $10.72             N/A
    End of period                             $13.72           $12.81           $11.52             N/A
  Accumulation units outstanding
  at the end of period                        84,981           77,962            2,634             N/A

JNL/S&P Very Aggressive Growth
Division I(440)

  Accumulation unit value:
    Beginning of period                         N/A            $11.11           $10.26             N/A
    End of period                               N/A            $11.38           $11.11             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             10,926             N/A

JNL/S&P Equity Growth Division I(430)

  Accumulation unit value:
    Beginning of period                         N/A            $10.37            $9.69             N/A
    End of period                               N/A            $10.58           $10.37             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             21,512             N/A

JNL/S&P Equity Aggressive Growth
Division I(422)

  Accumulation unit value:
    Beginning of period                         N/A            $10.61            $9.68             N/A
    End of period                               N/A            $10.86           $10.61             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              6,722             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(449)

  Accumulation unit value:
    Beginning of period                       $10.56            $9.71            $9.24             N/A
    End of period                             $10.88           $10.56            $9.71             N/A
  Accumulation units outstanding
  at the end of period                        37,819           34,429            7,362             N/A

JNL/MCM S&P 400 MidCap Index Division(446)

  Accumulation unit value:
    Beginning of period                       $12.92           $11.30           $10.90             N/A
    End of period                             $14.29           $12.92           $11.30             N/A
  Accumulation units outstanding
  at the end of period                        27,280           31,420           17,880             N/A

JNL/Alliance Capital Growth Division(441)

  Accumulation unit value:
    Beginning of period                       $10.03            $9.56            $9.12             N/A
    End of period                              $9.13           $10.03            $9.56             N/A
  Accumulation units outstanding
  at the end of period                           -              5,402            5,035             N/A

JNL/JPMorgan International Value
Division(456)

  Accumulation unit value:
    Beginning of period                       $10.57            $8.74            $7.92             N/A
    End of period                             $12.38           $10.57            $8.74             N/A
  Accumulation units outstanding
  at the end of period                        11,077           10,074             470              N/A

JNL/PIMCO Total Return Bond Division(432)

  Accumulation unit value:
    Beginning of period                       $14.11           $13.68           $13.53             N/A
    End of period                             $14.26           $14.11           $13.68             N/A
  Accumulation units outstanding
  at the end of period                        23,429           30,794            8,106             N/A

JNL/MCM Small Cap Index Division(432)

  Accumulation unit value:
    Beginning of period                       $13.24           $11.42           $10.92             N/A
    End of period                             $13.63           $13.24           $11.42             N/A
  Accumulation units outstanding
  at the end of period                        18,260           20,116            7,375             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(500)

  Accumulation unit value:
    Beginning of period                       $13.66           $12.08             N/A              N/A
    End of period                             $15.29           $13.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,151            9,958             N/A              N/A

JNL/Lazard Small Cap Value Division(448)

  Accumulation unit value:
    Beginning of period                       $14.79           $12.98           $12.38             N/A
    End of period                             $15.28           $14.79           $12.98             N/A
  Accumulation units outstanding
  at the end of period                         4,523            7,283             431              N/A

JNL/Lazard Mid Cap Value Division(448)

  Accumulation unit value:
    Beginning of period                       $17.42           $14.14           $13.52             N/A
    End of period                             $18.72           $17.42           $14.14             N/A
  Accumulation units outstanding
  at the end of period                         5,526            7,469             394              N/A

JNL/MCM Bond Index Division(520)

  Accumulation unit value:
    Beginning of period                       $11.16           $11.02             N/A              N/A
    End of period                             $11.23           $11.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,729            6,744             N/A              N/A

JNL/S&P Core Index 100 Division(450)

  Accumulation unit value:
    Beginning of period                         N/A            $10.32            $9.89             N/A
    End of period                               N/A            $10.53           $10.32             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              3,193             N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $13.22           $12.84             N/A              N/A
    End of period                             $13.27           $13.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,022           12,508             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(435)

  Accumulation unit value:
    Beginning of period                         N/A            $10.02            $9.29             N/A
    End of period                               N/A            $10.23           $10.02             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             14,754             N/A

JNL/S&P Core Index 75 Division(535)

  Accumulation unit value:
    Beginning of period                         N/A            $10.32             N/A              N/A
    End of period                               N/A            $10.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/MCM DowSM 10 Division NY I(439)

  Accumulation unit value:
    Beginning of period                       $14.13           $13.89           $12.15             N/A
    End of period                             $13.16           $14.13           $13.89             N/A
  Accumulation units outstanding
  at the end of period                         7,753            9,590            1,023             N/A

JNL/Putnam Midcap Growth Division(441)

  Accumulation unit value:
    Beginning of period                        $7.63            $6.51            $6.32             N/A
    End of period                              $8.45            $7.63            $6.51             N/A
  Accumulation units outstanding
  at the end of period                        14,736           14,258            1,510             N/A

JNL/T. Rowe Price Value Division(448)

  Accumulation unit value:
    Beginning of period                       $13.31           $11.70           $10.91             N/A
    End of period                             $13.96           $13.31           $11.70             N/A
  Accumulation units outstanding
  at the end of period                        24,287           24,428            5,360             N/A

JNL/FMR Balanced Division(432)

  Accumulation unit value:
    Beginning of period                       $10.27            $9.50            $9.17             N/A
    End of period                             $11.16           $10.27            $9.50             N/A
  Accumulation units outstanding
  at the end of period                        12,335           11,722            1,097             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(432)

  Accumulation unit value:
    Beginning of period                       $11.40            $9.79            $9.11             N/A
    End of period                             $12.81           $11.40            $9.79             N/A
  Accumulation units outstanding
  at the end of period                        13,484           11,794            3,436             N/A

JNL/Oppenheimer Growth Division(513)

  Accumulation unit value:
    Beginning of period                        $8.25            $8.27             N/A              N/A
    End of period                              $8.89            $8.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,189            4,055             N/A              N/A

JNL/MCM Global 15 Division NY I(434)

  Accumulation unit value:
    Beginning of period                       $15.62           $12.43           $12.31             N/A
    End of period                             $16.98           $15.62           $12.43             N/A
  Accumulation units outstanding
  at the end of period                        15,628           15,550            2,425             N/A

JNL/MCM 25 Division NY I(432)

  Accumulation unit value:
    Beginning of period                       $16.16           $13.42           $11.95             N/A
    End of period                             $15.47           $16.16           $13.42             N/A
  Accumulation units outstanding
  at the end of period                         8,278            9,364            1,691             N/A

JNL/MCM Select Small-Cap Division
NY I(434)

  Accumulation unit value:
    Beginning of period                       $17.54           $15.82           $14.99             N/A
    End of period                             $18.83           $17.54           $15.82             N/A
  Accumulation units outstanding
  at the end of period                        20,166           21,621           11,859             N/A

JNL/MCM S&P(R) 10 Division NY I(434)

  Accumulation unit value:
    Beginning of period                       $13.20           $11.33           $10.44             N/A
    End of period                             $17.88           $13.20           $11.33             N/A
  Accumulation units outstanding
  at the end of period                         9,146           11,704            1,513             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(438)

  Accumulation unit value:
    Beginning of period                       $16.50           $14.56           $13.14             N/A
    End of period                             $17.63           $16.50           $14.56             N/A
  Accumulation units outstanding
  at the end of period                         6,960            6,811            1,331             N/A

JNL/MCM Consumer Brands Sector
Division(475)

  Accumulation unit value:
    Beginning of period                       $11.01           $10.13            $9.94             N/A
    End of period                             $10.61           $11.01           $10.13             N/A
  Accumulation units outstanding
  at the end of period                          135              73                -               N/A

JNL/MCM Technology Sector Division(475)

  Accumulation unit value:
    Beginning of period                        $5.79            $5.80            $5.75             N/A
    End of period                              $5.86            $5.79            $5.80             N/A
  Accumulation units outstanding
  at the end of period                         1,474            1,349              -               N/A

JNL/MCM Healthcare Sector Division(475)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.66           $10.43             N/A
    End of period                             $11.58           $10.90           $10.66             N/A
  Accumulation units outstanding
  at the end of period                         1,326            1,203              -               N/A

JNL/MCM Financial Sector Division(475)

  Accumulation unit value:
    Beginning of period                       $12.27           $10.94           $10.69             N/A
    End of period                             $12.85           $12.27           $10.94             N/A
  Accumulation units outstanding
  at the end of period                          272              216               -               N/A

JNL/MCM Oil & Gas Sector Division(475)

  Accumulation unit value:
    Beginning of period                       $17.59           $13.36           $12.68             N/A
    End of period                             $23.76           $17.59           $13.36             N/A
  Accumulation units outstanding
  at the end of period                          915              52                -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector
Division(475)

  Accumulation unit value:
    Beginning of period                        $4.60            $3.96            $3.71             N/A
    End of period                              $4.59            $4.60            $3.96             N/A
  Accumulation units outstanding
  at the end of period                        17,690           14,828              -               N/A

JNL/AIM Premier Equity II Division(541)

  Accumulation unit value:
    Beginning of period                         N/A             $9.32             N/A              N/A
    End of period                               N/A             $9.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/AIM Small Cap Growth Division(432)

  Accumulation unit value:
    Beginning of period                       $11.99           $11.36           $11.11             N/A
    End of period                             $12.83           $11.99           $11.36             N/A
  Accumulation units outstanding
  at the end of period                        15,524           14,020            4,724             N/A

JNL/AIM Large Cap Growth Division(432)

  Accumulation unit value:
    Beginning of period                       $11.24           $10.35           $10.02             N/A
    End of period                             $11.90           $11.24           $10.35             N/A
  Accumulation units outstanding
  at the end of period                         6,561            6,276             562              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                       $10.91           $10.76             N/A              N/A
    End of period                             $11.93           $10.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,880            1,382             N/A              N/A

JNL/MCM VIP Division(732)

  Accumulation unit value:
    Beginning of period                       $11.08           $11.07             N/A              N/A
    End of period                             $12.02           $11.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,481            1,175             N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.67             N/A              N/A              N/A
    End of period                             $10.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,409             N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY(732)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.94             N/A              N/A
    End of period                             $10.61           $10.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                          640             1,390             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A




Accumulation Unit Values
Base Contract - 1.35%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(631)

  Accumulation unit value:
    Beginning of period                        $8.35            $7.57             N/A              N/A
    End of period                              $8.58            $8.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,754           10,013             N/A              N/A

JNL/FMR Capital Growth Division(590)

  Accumulation unit value:
    Beginning of period                       $21.11           $18.49             N/A              N/A
    End of period                             $22.11           $21.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,225             47               N/A              N/A

JNL/Select Large Cap Growth Division(650)

  Accumulation unit value:
    Beginning of period                       $26.24           $23.30             N/A              N/A
    End of period                             $27.10           $26.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,535            3,041             N/A              N/A

JNL/Select Global Growth Division(650)

  Accumulation unit value:
    Beginning of period                       $23.32           $20.12             N/A              N/A
    End of period                             $23.45           $23.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                          792              199              N/A              N/A

JNL/Select Balanced Division(590)

  Accumulation unit value:
    Beginning of period                       $23.14           $21.29             N/A              N/A
    End of period                             $24.04           $23.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,821            3,845             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                       $21.17             N/A              N/A              N/A
    End of period                             $21.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,127             N/A              N/A              N/A

JNL/Putnam Value Equity Division(590)

  Accumulation unit value:
    Beginning of period                       $19.92           $18.42             N/A              N/A
    End of period                             $20.62           $19.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,588            3,058             N/A              N/A

JNL/Select Money Market Division(602)

  Accumulation unit value:
    Beginning of period                       $12.29           $12.31             N/A              N/A
    End of period                             $12.46           $12.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        47,529           23,224             N/A              N/A

JNL/PPM America High Yield Bond
Division(590)

  Accumulation unit value:
    Beginning of period                         N/A            $15.34             N/A              N/A
    End of period                               N/A            $16.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(590)

  Accumulation unit value:
    Beginning of period                       $15.66           $15.02             N/A              N/A
    End of period                             $15.81           $15.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,995            4,864             N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(590)

  Accumulation unit value:
    Beginning of period                       $18.72           $17.45             N/A              N/A
    End of period                             $18.95           $18.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,140            3,355             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(590)

  Accumulation unit value:
    Beginning of period                       $25.91           $23.99             N/A              N/A
    End of period                             $27.12           $25.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                        231,437          91,891             N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(608)

  Accumulation unit value:
    Beginning of period                       $33.64           $30.42             N/A              N/A
    End of period                             $37.87           $33.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                        165,797          70,628             N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                       $13.27             N/A              N/A              N/A
    End of period                             $14.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,517             N/A              N/A              N/A

JNL/Alger Growth Division(590)

  Accumulation unit value:
    Beginning of period                       $17.53           $17.04             N/A              N/A
    End of period                             $19.43           $17.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,635            3,804             N/A              N/A

JNL/Eagle Core Equity Division(590)

  Accumulation unit value:
    Beginning of period                       $17.26           $16.14             N/A              N/A
    End of period                             $17.60           $17.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,220            4,555             N/A              N/A

JNL/Eagle SmallCap Equity Division(607)

  Accumulation unit value:
    Beginning of period                       $19.65           $17.77             N/A              N/A
    End of period                             $19.88           $19.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,104             586              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(602)

  Accumulation unit value:
    Beginning of period                       $12.65           $11.78             N/A              N/A
    End of period                             $13.28           $12.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                        134,689          35,000             N/A              N/A

JNL/S&P Managed Growth Division(534)

  Accumulation unit value:
    Beginning of period                       $12.95           $11.84             N/A              N/A
    End of period                             $13.73           $12.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                        232,337          170,582            N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(588)

  Accumulation unit value:
    Beginning of period                       $12.72           $11.58             N/A              N/A
    End of period                             $13.62           $12.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                        45,654           38,643             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(623)

  Accumulation unit value:
    Beginning of period                         N/A            $10.91             N/A              N/A
    End of period                               N/A            $11.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(623)

  Accumulation unit value:
    Beginning of period                         N/A            $10.15             N/A              N/A
    End of period                               N/A            $10.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(663)

  Accumulation unit value:
    Beginning of period                         N/A            $10.64             N/A              N/A
    End of period                               N/A            $10.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(589)

  Accumulation unit value:
    Beginning of period                       $10.53            $9.75             N/A              N/A
    End of period                             $10.84           $10.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                        107,735          88,252             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(595)

  Accumulation unit value:
    Beginning of period                       $12.88           $11.74             N/A              N/A
    End of period                             $14.23           $12.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        72,069           33,855             N/A              N/A

JNL/Alliance Capital Growth Division(668)

  Accumulation unit value:
    Beginning of period                        $9.96            $9.13             N/A              N/A
    End of period                              $9.06            $9.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               465              N/A              N/A

JNL/JPMorgan International Value
Division(607)

  Accumulation unit value:
    Beginning of period                       $10.50            $9.10             N/A              N/A
    End of period                             $12.28           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        37,157            4,225             N/A              N/A

JNL/PIMCO Total Return Bond Division(590)

  Accumulation unit value:
    Beginning of period                       $14.02           $13.44             N/A              N/A
    End of period                             $14.15           $14.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                        48,126           36,893             N/A              N/A

JNL/MCM Small Cap Index Division(595)

  Accumulation unit value:
    Beginning of period                       $13.20           $11.78             N/A              N/A
    End of period                             $13.58           $13.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                        63,502           33,030             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(595)

  Accumulation unit value:
    Beginning of period                       $13.62           $11.97             N/A              N/A
    End of period                             $15.23           $13.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                        60,676           32,127             N/A              N/A

JNL/Lazard Small Cap Value Division(626)

  Accumulation unit value:
    Beginning of period                       $14.68           $12.55             N/A              N/A
    End of period                             $15.16           $14.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,997            4,958             N/A              N/A

JNL/Lazard Mid Cap Value Division(590)

  Accumulation unit value:
    Beginning of period                       $17.30           $15.08             N/A              N/A
    End of period                             $18.57           $17.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,496            9,859             N/A              N/A

JNL/MCM Bond Index Division(595)

  Accumulation unit value:
    Beginning of period                       $11.13           $10.71             N/A              N/A
    End of period                             $11.18           $11.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                        54,980           26,167             N/A              N/A

JNL/S&P Core Index 100 Division(615)

  Accumulation unit value:
    Beginning of period                         N/A            $10.34             N/A              N/A
    End of period                               N/A            $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $13.13           $12.76             N/A              N/A
    End of period                             $13.17           $13.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,498           12,377             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(611)

  Accumulation unit value:
    Beginning of period                         N/A            $10.19             N/A              N/A
    End of period                               N/A            $10.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(668)

  Accumulation unit value:
    Beginning of period                         N/A            $10.19             N/A              N/A
    End of period                               N/A            $10.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/MCM DowSM 10 Division NY I(595)

  Accumulation unit value:
    Beginning of period                       $14.10           $13.41             N/A              N/A
    End of period                             $13.12           $14.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                        44,173           20,398             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                        $7.32             N/A              N/A              N/A
    End of period                              $8.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,668             N/A              N/A              N/A

JNL/T. Rowe Price Value Division(590)

  Accumulation unit value:
    Beginning of period                       $13.25           $11.80             N/A              N/A
    End of period                             $13.88           $13.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                        451,049          186,355            N/A              N/A

JNL/FMR Balanced Division(590)

  Accumulation unit value:
    Beginning of period                       $10.22            $9.44             N/A              N/A
    End of period                             $11.10           $10.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,874            6,146             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(590)

  Accumulation unit value:
    Beginning of period                       $11.36            $9.85             N/A              N/A
    End of period                             $12.75           $11.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,117            2,743             N/A              N/A

JNL/Oppenheimer Growth Division(591)

  Accumulation unit value:
    Beginning of period                        $8.22            $8.17             N/A              N/A
    End of period                              $8.85            $8.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,853           11,338             N/A              N/A

JNL/MCM Global 15 Division NY I(595)

  Accumulation unit value:
    Beginning of period                       $15.58           $12.95             N/A              N/A
    End of period                             $16.92           $15.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                        48,050           19,645             N/A              N/A

JNL/MCM 25 Division NY I(595)

  Accumulation unit value:
    Beginning of period                       $16.12           $14.20             N/A              N/A
    End of period                             $15.42           $16.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                        48,905           25,896             N/A              N/A

JNL/MCM Select Small-Cap Division
NY I(606)

  Accumulation unit value:
    Beginning of period                       $17.49           $15.51             N/A              N/A
    End of period                             $18.77           $17.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        40,427           15,319             N/A              N/A

JNL/MCM S&P(R) 10 Division NY I(595)

  Accumulation unit value:
    Beginning of period                       $13.17           $11.52             N/A              N/A
    End of period                             $17.82           $13.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                        64,861           23,450             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(590)

  Accumulation unit value:
    Beginning of period                       $16.46           $14.82             N/A              N/A
    End of period                             $17.57           $16.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,129            1,981             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(683)

  Accumulation unit value:
    Beginning of period                       $10.95            $9.68             N/A              N/A
    End of period                             $10.54           $10.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,903             336              N/A              N/A

JNL/MCM Technology Sector Division(629)

  Accumulation unit value:
    Beginning of period                        $5.76            $5.16             N/A              N/A
    End of period                              $5.82            $5.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,228            3,777             N/A              N/A

JNL/MCM Healthcare Sector Division(615)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.55             N/A              N/A
    End of period                             $11.50           $10.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,408            3,991             N/A              N/A

JNL/MCM Financial Sector Division(629)

  Accumulation unit value:
    Beginning of period                       $12.19           $10.87             N/A              N/A
    End of period                             $12.76           $12.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,284             46               N/A              N/A

JNL/MCM Oil & Gas Sector Division(629)

  Accumulation unit value:
    Beginning of period                       $17.49           $15.56             N/A              N/A
    End of period                             $23.61           $17.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,704            3,937             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector
Division(642)

  Accumulation unit value:
    Beginning of period                        $4.58            $4.05             N/A              N/A
    End of period                              $4.56            $4.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,275            4,607             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(637)

  Accumulation unit value:
    Beginning of period                       $11.95           $10.00             N/A              N/A
    End of period                             $12.78           $11.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,895            1,236             N/A              N/A

JNL/AIM Large Cap Growth Division(590)

  Accumulation unit value:
    Beginning of period                       $11.20           $10.69             N/A              N/A
    End of period                             $11.85           $11.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,221            1,718             N/A              N/A

JNL/AIM Real Estate Division(845)

  Accumulation unit value:
    Beginning of period                       $10.64             N/A              N/A              N/A
    End of period                             $11.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,353             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(973)

  Accumulation unit value:
    Beginning of period                       $11.29             N/A              N/A              N/A
    End of period                             $11.29             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,107             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(878)

  Accumulation unit value:
    Beginning of period                       $10.96             N/A              N/A              N/A
    End of period                             $10.93             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,109             N/A              N/A              N/A

JNL/MCM JNL 5 Division(689)

  Accumulation unit value:
    Beginning of period                       $10.91            $9.62             N/A              N/A
    End of period                             $11.91           $10.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                        619,436          29,305             N/A              N/A

JNL/MCM VIP Division(702)

  Accumulation unit value:
    Beginning of period                       $11.08           $10.39             N/A              N/A
    End of period                             $12.00           $11.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        57,915            2,420             N/A              N/A

JNL/S&P Managed Moderate Division(713)

  Accumulation unit value:
    Beginning of period                       $10.51           $10.32             N/A              N/A
    End of period                             $10.88           $10.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                        70,087           21,693             N/A              N/A

JNL/S&P Managed Conservative Division(694)

  Accumulation unit value:
    Beginning of period                       $10.32           $10.04             N/A              N/A
    End of period                             $10.56           $10.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                        82,480            3,620             N/A              N/A

JNL/MCM Nasdaq 15 Division NY(675)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.00             N/A              N/A
    End of period                             $10.60           $10.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,939           100,250            N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(675)

  Accumulation unit value:
    Beginning of period                       $11.37           $10.00             N/A              N/A
    End of period                             $15.60           $11.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                        74,056            1,202             N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 1.40%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(192)

  Accumulation unit value:
    Beginning of period                        $8.33            $7.59            $5.96            $5.66
    End of period                              $8.56            $8.33            $7.59            $5.96
  Accumulation units outstanding
  at the end of period                        15,143           15,333           16,254            2,464

JNL/FMR Capital Growth Division(284)

  Accumulation unit value:
    Beginning of period                       $21.01           $18.06           $12.82             N/A
    End of period                             $21.99           $21.01           $18.06             N/A
  Accumulation units outstanding
  at the end of period                          534             1,365            1,384             N/A

JNL/Select Large Cap Growth Division(178)

  Accumulation unit value:
    Beginning of period                       $26.11           $23.71           $17.75           $18.11
    End of period                             $26.95           $26.11           $23.71           $17.75
  Accumulation units outstanding
  at the end of period                          286              286              474              53

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(231)

  Accumulation unit value:
    Beginning of period                       $23.03           $21.06           $17.57           $17.72
    End of period                             $23.91           $23.03           $21.06           $17.57
  Accumulation units outstanding
  at the end of period                        10,827            9,725            8,588            1,005






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(377)

  Accumulation unit value:
    Beginning of period                       $20.19           $18.12           $16.17             N/A
    End of period                             $21.66           $20.19           $18.12             N/A
  Accumulation units outstanding
  at the end of period                         2,586            2,676            2,703             N/A

JNL/Putnam Value Equity Division(175)

  Accumulation unit value:
    Beginning of period                       $19.83           $18.32           $14.92           $15.87
    End of period                             $20.51           $19.83           $18.32           $14.92
  Accumulation units outstanding
  at the end of period                         5,657            9,966            9,820             214

JNL/Select Money Market Division(318)

  Accumulation unit value:
    Beginning of period                       $12.23           $12.31           $12.39             N/A
    End of period                             $12.39           $12.23           $12.31             N/A
  Accumulation units outstanding
  at the end of period                         9,268            9,599            5,123             N/A

JNL/PPM America High Yield Bond
Division(175)

  Accumulation unit value:
    Beginning of period                         N/A            $15.50           $13.25           $12.65
    End of period                               N/A            $16.03           $15.50           $13.25
  Accumulation units outstanding
  at the end of period                          N/A               -             41,576             881

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(176)

  Accumulation unit value:
    Beginning of period                       $15.58           $15.22           $15.25           $14.83
    End of period                             $15.73           $15.58           $15.22           $15.25
  Accumulation units outstanding
  at the end of period                        17,066           19,849           16,886            3,516

JNL/Salomon Brothers Strategic
Bond Division(192)

  Accumulation unit value:
    Beginning of period                       $18.62           $17.66           $15.78           $15.18
    End of period                             $18.85           $18.62           $17.66           $15.78
  Accumulation units outstanding
  at the end of period                         7,539            6,703            6,812             422






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(176)

  Accumulation unit value:
    Beginning of period                       $25.79           $23.80           $18.49           $19.15
    End of period                             $26.98           $25.79           $23.80           $18.49
  Accumulation units outstanding
  at the end of period                         6,567            6,530            6,088             747

JNL/T. Rowe Price Mid-Cap Growth
Division(176)

  Accumulation unit value:
    Beginning of period                       $33.48           $28.76           $21.05           $21.31
    End of period                             $37.67           $33.48           $28.76           $21.05
  Accumulation units outstanding
  at the end of period                         8,052            8,580            5,957             639

JNL/JPMorgan International Equity
Division(175)

  Accumulation unit value:
    Beginning of period                       $13.48           $11.75            $9.27           $10.03
    End of period                             $14.72           $13.48           $11.75            $9.27
  Accumulation units outstanding
  at the end of period                         5,277            5,370            2,480             424

JNL/Alger Growth Division(202)

  Accumulation unit value:
    Beginning of period                       $17.45           $16.85           $12.63           $11.98
    End of period                             $19.33           $17.45           $16.85           $12.63
  Accumulation units outstanding
  at the end of period                         2,583            2,610            2,362             668

JNL/Eagle Core Equity Division(254)

  Accumulation unit value:
    Beginning of period                       $17.19           $16.39           $13.62             N/A
    End of period                             $17.52           $17.19           $16.39             N/A
  Accumulation units outstanding
  at the end of period                         7,542            9,041            7,762             N/A

JNL/Eagle SmallCap Equity Division(344)

  Accumulation unit value:
    Beginning of period                       $19.57           $16.71           $13.48             N/A
    End of period                             $19.79           $19.57           $16.71             N/A
  Accumulation units outstanding
  at the end of period                         4,252            3,958            3,361             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(172)

  Accumulation unit value:
    Beginning of period                       $12.61           $11.67           $10.05           $10.18
    End of period                             $13.23           $12.61           $11.67           $10.05
  Accumulation units outstanding
  at the end of period                        188,491          175,371          127,917           7,355

JNL/S&P Managed Growth Division(172)

  Accumulation unit value:
    Beginning of period                       $12.91           $11.75            $9.79           $10.07
    End of period                             $13.68           $12.91           $11.75            $9.79
  Accumulation units outstanding
  at the end of period                        386,627          399,979          312,141          27,291

JNL/S&P Managed Aggressive Growth
Division(179)

  Accumulation unit value:
    Beginning of period                       $12.68           $11.42            $9.13            $9.11
    End of period                             $13.56           $12.68           $11.42            $9.13
  Accumulation units outstanding
  at the end of period                        84,078           82,694           49,262           32,364

JNL/S&P Very Aggressive Growth
Division I(372)

  Accumulation unit value:
    Beginning of period                         N/A            $11.02            $9.60             N/A
    End of period                               N/A            $11.27           $11.02             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             20,703             N/A

JNL/S&P Equity Growth Division I(234)

  Accumulation unit value:
    Beginning of period                         N/A            $10.28            $8.05            $8.54
    End of period                               N/A            $10.48           $10.28            $8.05
  Accumulation units outstanding
  at the end of period                          N/A               -             17,317            2,928

JNL/S&P Equity Aggressive Growth
Division I(202)

  Accumulation unit value:
    Beginning of period                         N/A            $10.52            $8.21            $7.35
    End of period                               N/A            $10.75           $10.52            $8.21
  Accumulation units outstanding
  at the end of period                          N/A               -              3,546             109






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(202)

  Accumulation unit value:
    Beginning of period                       $10.51            $9.69            $7.69            $6.87
    End of period                             $10.82           $10.51            $9.69            $7.69
  Accumulation units outstanding
  at the end of period                        36,653           38,007           31,554            5,344

JNL/MCM S&P 400 MidCap Index Division(202)

  Accumulation unit value:
    Beginning of period                       $12.86           $11.27            $8.49            $7.52
    End of period                             $14.20           $12.86           $11.27            $8.49
  Accumulation units outstanding
  at the end of period                         7,954           11,289           10,172             379

JNL/Alliance Capital Growth Division(227)

  Accumulation unit value:
    Beginning of period                        $9.93            $9.47            $7.73            $8.38
    End of period                              $9.03            $9.93            $9.47            $7.73
  Accumulation units outstanding
  at the end of period                           -              4,111            3,352             170

JNL/JPMorgan International Value
Division(280)

  Accumulation unit value:
    Beginning of period                       $10.47            $8.66            $5.81             N/A
    End of period                             $12.24           $10.47            $8.66             N/A
  Accumulation units outstanding
  at the end of period                         8,521            8,411            3,805             N/A

JNL/PIMCO Total Return Bond Division(175)

  Accumulation unit value:
    Beginning of period                       $13.97           $13.56           $13.12           $12.75
    End of period                             $14.09           $13.97           $13.56           $13.12
  Accumulation units outstanding
  at the end of period                        42,382           38,365           33,417            4,386

JNL/MCM Small Cap Index Division(202)

  Accumulation unit value:
    Beginning of period                       $13.18           $11.39            $7.91            $7.03
    End of period                             $13.55           $13.18           $11.39            $7.91
  Accumulation units outstanding
  at the end of period                         7,668            9,826            9,302             316






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(349)

  Accumulation unit value:
    Beginning of period                       $13.60           $11.54            $9.58             N/A
    End of period                             $15.19           $13.60           $11.54             N/A
  Accumulation units outstanding
  at the end of period                         1,885            1,811             843              N/A

JNL/Lazard Small Cap Value Division(176)

  Accumulation unit value:
    Beginning of period                       $14.63           $12.86            $9.40            $9.81
    End of period                             $15.10           $14.63           $12.86            $9.40
  Accumulation units outstanding
  at the end of period                         9,923           10,249            9,332            1,661

JNL/Lazard Mid Cap Value Division(222)

  Accumulation unit value:
    Beginning of period                       $17.24           $14.02           $11.03           $11.04
    End of period                             $18.50           $17.24           $14.02           $11.03
  Accumulation units outstanding
  at the end of period                         5,971            6,759            5,284             121

JNL/MCM Bond Index Division(202)

  Accumulation unit value:
    Beginning of period                       $11.11           $10.88           $10.71           $10.60
    End of period                             $11.16           $11.11           $10.88           $10.71
  Accumulation units outstanding
  at the end of period                         3,698            5,267            4,171             925

JNL/S&P Core Index 100 Division(204)

  Accumulation unit value:
    Beginning of period                         N/A            $10.29            $8.54            $7.80
    End of period                               N/A            $10.48           $10.29            $8.54
  Accumulation units outstanding
  at the end of period                          N/A               -               675              227

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $13.08           $12.71             N/A              N/A
    End of period                             $13.12           $13.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        42,641           52,403             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division(325)

  Accumulation unit value:
    Beginning of period                         N/A            $10.15            $8.47             N/A
    End of period                               N/A            $10.37           $10.15             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               558              N/A

JNL/MCM DowSM 10 Division NY I(218)

  Accumulation unit value:
    Beginning of period                       $14.09           $13.87           $11.16           $10.83
    End of period                             $13.10           $14.09           $13.87           $11.16
  Accumulation units outstanding
  at the end of period                        74,919           72,636           71,946            4,978

JNL/Putnam Midcap Growth Division(175)

  Accumulation unit value:
    Beginning of period                        $7.58            $6.48            $4.92            $5.35
    End of period                              $8.38            $7.58            $6.48            $4.92
  Accumulation units outstanding
  at the end of period                        16,109           16,914           16,099            2,336

JNL/T. Rowe Price Value Division(176)

  Accumulation unit value:
    Beginning of period                       $13.22           $11.63            $9.09            $9.31
    End of period                             $13.84           $13.22           $11.63            $9.09
  Accumulation units outstanding
  at the end of period                        25,139           29,364           22,534            2,713

JNL/FMR Balanced Division(176)

  Accumulation unit value:
    Beginning of period                       $10.19            $9.45            $8.42            $8.56
    End of period                             $11.07           $10.19            $9.45            $8.42
  Accumulation units outstanding
  at the end of period                        30,127           19,500           17,558            2,670






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(176)

  Accumulation unit value:
    Beginning of period                       $11.34            $9.75            $7.03            $7.50
    End of period                             $12.72           $11.34            $9.75            $7.03
  Accumulation units outstanding
  at the end of period                        14,459           13,586           11,715            1,720

JNL/Oppenheimer Growth Division(348)

  Accumulation unit value:
    Beginning of period                        $8.22            $8.00            $7.15             N/A
    End of period                              $8.85            $8.22            $8.00             N/A
  Accumulation units outstanding
  at the end of period                         8,523            8,537            8,474             N/A

JNL/MCM Global 15 Division NY I(218)

  Accumulation unit value:
    Beginning of period                       $15.57           $12.41            $9.68           $10.01
    End of period                             $16.90           $15.57           $12.41            $9.68
  Accumulation units outstanding
  at the end of period                        26,759           24,231            9,984             418

JNL/MCM 25 Division NY I(218)

  Accumulation unit value:
    Beginning of period                       $16.13           $13.41           $10.28           $10.28
    End of period                             $15.42           $16.13           $13.41           $10.28
  Accumulation units outstanding
  at the end of period                        43,779           41,522           65,133              5

JNL/MCM Select Small-Cap Division
NY I(218)

  Accumulation unit value:
    Beginning of period                       $17.52           $15.83           $10.84           $10.83
    End of period                             $18.79           $17.52           $15.83           $10.84
  Accumulation units outstanding
  at the end of period                        27,996           27,823           44,869              5

JNL/MCM S&P(R) 10 Division NY I(218)

  Accumulation unit value:
    Beginning of period                       $13.17           $11.32            $9.64           $10.14
    End of period                             $17.81           $13.17           $11.32            $9.64
  Accumulation units outstanding
  at the end of period                        32,737           40,041           84,898             152






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(254)

  Accumulation unit value:
    Beginning of period                       $16.44           $14.53           $11.27             N/A
    End of period                             $17.53           $16.44           $14.53             N/A
  Accumulation units outstanding
  at the end of period                         2,683            2,218            2,385             N/A

JNL/MCM Consumer Brands Sector
Division(518)

  Accumulation unit value:
    Beginning of period                       $10.92           $10.25             N/A              N/A
    End of period                             $10.51           $10.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                          263              263              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                        $5.66             N/A              N/A              N/A
    End of period                              $5.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,154             N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(518)

  Accumulation unit value:
    Beginning of period                       $10.81           $11.09             N/A              N/A
    End of period                             $11.47           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,117            1,932             N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(576)

  Accumulation unit value:
    Beginning of period                       $17.45           $14.01             N/A              N/A
    End of period                             $23.53           $17.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                          855              561              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector
Division(518)

  Accumulation unit value:
    Beginning of period                        $4.57            $4.36             N/A              N/A
    End of period                              $4.55            $4.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,872            2,897             N/A              N/A

JNL/AIM Premier Equity II Division(175)

  Accumulation unit value:
    Beginning of period                         N/A             $9.44            $7.80            $8.46
    End of period                               N/A             $9.23            $9.44            $7.80
  Accumulation units outstanding
  at the end of period                          N/A               -              7,272             412

JNL/AIM Small Cap Growth Division(175)

  Accumulation unit value:
    Beginning of period                       $11.93           $11.32            $8.29            $8.64
    End of period                             $12.75           $11.93           $11.32            $8.29
  Accumulation units outstanding
  at the end of period                        11,881           14,493           12,952            1,368

JNL/AIM Large Cap Growth Division(175)

  Accumulation unit value:
    Beginning of period                       $11.19           $10.31            $8.04            $8.74
    End of period                             $11.83           $11.19           $10.31            $8.04
  Accumulation units outstanding
  at the end of period                        14,742           15,921            9,197            3,656

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(737)

  Accumulation unit value:
    Beginning of period                       $10.91           $10.91             N/A              N/A
    End of period                             $11.90           $10.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,222             500              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $11.60             N/A              N/A              N/A
    End of period                             $11.99             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,460             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY(737)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.84             N/A              N/A
    End of period                             $10.59           $10.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,157             503              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(717)

  Accumulation unit value:
    Beginning of period                       $11.37           $11.04             N/A              N/A
    End of period                             $15.59           $11.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                        91,371           107,613            N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 1.50%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(454)

  Accumulation unit value:
    Beginning of period                        $8.28            $7.55            $7.16             N/A
    End of period                              $8.50            $8.28            $7.55             N/A
  Accumulation units outstanding
  at the end of period                        10,993           10,004             455              N/A

JNL/FMR Capital Growth Division(577)

  Accumulation unit value:
    Beginning of period                       $20.81           $17.66             N/A              N/A
    End of period                             $21.76           $20.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                          165              165              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(433)

  Accumulation unit value:
    Beginning of period                       $22.81           $20.88           $19.74             N/A
    End of period                             $23.66           $22.81           $20.88             N/A
  Accumulation units outstanding
  at the end of period                         1,931            1,937             720              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(518)

  Accumulation unit value:
    Beginning of period                       $20.00           $18.64             N/A              N/A
    End of period                             $21.43           $20.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                          319              321              N/A              N/A

JNL/Putnam Value Equity Division(433)

  Accumulation unit value:
    Beginning of period                       $19.64           $18.16           $17.07             N/A
    End of period                             $20.29           $19.64           $18.16             N/A
  Accumulation units outstanding
  at the end of period                         2,218            2,220             398              N/A

JNL/Select Money Market Division(454)

  Accumulation unit value:
    Beginning of period                       $12.12           $12.21           $12.22             N/A
    End of period                             $12.27           $12.12           $12.21             N/A
  Accumulation units outstanding
  at the end of period                          759              105              105              N/A

JNL/PPM America High Yield Bond
Division(433)

  Accumulation unit value:
    Beginning of period                         N/A            $15.37           $14.88             N/A
    End of period                               N/A            $15.88           $15.37             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,529             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(433)

  Accumulation unit value:
    Beginning of period                       $15.43           $15.09           $14.88             N/A
    End of period                             $15.56           $15.43           $15.09             N/A
  Accumulation units outstanding
  at the end of period                         4,189            4,146            2,244             N/A

JNL/Salomon Brothers Strategic
Bond Division(433)

  Accumulation unit value:
    Beginning of period                       $18.45           $17.52           $17.12             N/A
    End of period                             $18.65           $18.45           $17.52             N/A
  Accumulation units outstanding
  at the end of period                         3,234            2,906             484              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(433)

  Accumulation unit value:
    Beginning of period                       $25.54           $23.60           $22.25             N/A
    End of period                             $26.69           $25.54           $23.60             N/A
  Accumulation units outstanding
  at the end of period                         4,869            3,890             467              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(445)

  Accumulation unit value:
    Beginning of period                       $33.16           $28.51           $27.40             N/A
    End of period                             $37.27           $33.16           $28.51             N/A
  Accumulation units outstanding
  at the end of period                         4,917            5,248            2,026             N/A

JNL/JPMorgan International Equity
Division(454)

  Accumulation unit value:
    Beginning of period                       $13.35           $11.65           $10.85             N/A
    End of period                             $14.56           $13.35           $11.65             N/A
  Accumulation units outstanding
  at the end of period                         2,141            2,114             75               N/A

JNL/Alger Growth Division(445)

  Accumulation unit value:
    Beginning of period                       $17.29           $16.71           $15.93             N/A
    End of period                             $19.13           $17.29           $16.71             N/A
  Accumulation units outstanding
  at the end of period                         5,201            5,615             270              N/A

JNL/Eagle Core Equity Division(433)

  Accumulation unit value:
    Beginning of period                       $17.05           $16.27           $15.34             N/A
    End of period                             $17.36           $17.05           $16.27             N/A
  Accumulation units outstanding
  at the end of period                         1,902            2,358            1,614             N/A

JNL/Eagle SmallCap Equity Division(454)

  Accumulation unit value:
    Beginning of period                       $19.41           $16.58           $16.82             N/A
    End of period                             $19.60           $19.41           $16.58             N/A
  Accumulation units outstanding
  at the end of period                         3,158            3,520             25               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(439)

  Accumulation unit value:
    Beginning of period                       $12.52           $11.60           $11.02             N/A
    End of period                             $13.13           $12.52           $11.60             N/A
  Accumulation units outstanding
  at the end of period                        108,204          108,061           5,622             N/A

JNL/S&P Managed Growth Division(439)

  Accumulation unit value:
    Beginning of period                       $12.82           $11.68           $11.01             N/A
    End of period                             $13.57           $12.82           $11.68             N/A
  Accumulation units outstanding
  at the end of period                        82,696           71,013            6,980             N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                       $12.59           $11.35           $11.35             N/A
    End of period                             $13.46           $12.59           $11.35             N/A
  Accumulation units outstanding
  at the end of period                        46,462           47,686           17,618             N/A

JNL/S&P Very Aggressive Growth
Division I(488)

  Accumulation unit value:
    Beginning of period                         N/A            $11.07             N/A              N/A
    End of period                               N/A            $11.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(439)

  Accumulation unit value:
    Beginning of period                         N/A            $10.23            $9.48             N/A
    End of period                               N/A            $10.42           $10.23             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,103             N/A

JNL/S&P Equity Aggressive Growth
Division I(561)

  Accumulation unit value:
    Beginning of period                         N/A            $10.66             N/A              N/A
    End of period                               N/A            $10.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(448)

  Accumulation unit value:
    Beginning of period                       $10.48            $9.67            $9.15             N/A
    End of period                             $10.78           $10.48            $9.67             N/A
  Accumulation units outstanding
  at the end of period                        25,619           25,462            1,467             N/A

JNL/MCM S&P 400 MidCap Index Division(448)

  Accumulation unit value:
    Beginning of period                       $12.83           $11.24           $10.86             N/A
    End of period                             $14.15           $12.83           $11.24             N/A
  Accumulation units outstanding
  at the end of period                         7,621            7,160            1,240             N/A

JNL/Alliance Capital Growth Division(491)

  Accumulation unit value:
    Beginning of period                        $9.86            $9.70             N/A              N/A
    End of period                              $8.97            $9.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              2,334             N/A              N/A

JNL/JPMorgan International Value
Division(500)

  Accumulation unit value:
    Beginning of period                       $10.39            $9.06             N/A              N/A
    End of period                             $12.14           $10.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,285            2,846             N/A              N/A

JNL/PIMCO Total Return Bond Division(433)

  Accumulation unit value:
    Beginning of period                       $13.87           $13.48           $13.31             N/A
    End of period                             $13.98           $13.87           $13.48             N/A
  Accumulation units outstanding
  at the end of period                        15,581           15,485            5,099             N/A

JNL/MCM Small Cap Index Division(485)

  Accumulation unit value:
    Beginning of period                       $13.14           $11.36           $11.53             N/A
    End of period                             $13.50           $13.14           $11.36             N/A
  Accumulation units outstanding
  at the end of period                         2,615            3,019             225              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(485)

  Accumulation unit value:
    Beginning of period                       $13.56           $11.52           $11.46             N/A
    End of period                             $15.14           $13.56           $11.52             N/A
  Accumulation units outstanding
  at the end of period                         2,213            1,827             227              N/A

JNL/Lazard Small Cap Value Division(445)

  Accumulation unit value:
    Beginning of period                       $14.53           $12.79           $11.99             N/A
    End of period                             $14.98           $14.53           $12.79             N/A
  Accumulation units outstanding
  at the end of period                         7,086            7,118            2,931             N/A

JNL/Lazard Mid Cap Value Division(433)

  Accumulation unit value:
    Beginning of period                       $17.13           $13.94           $13.26             N/A
    End of period                             $18.36           $17.13           $13.94             N/A
  Accumulation units outstanding
  at the end of period                         5,486            5,537            2,429             N/A

JNL/MCM Bond Index Division(485)

  Accumulation unit value:
    Beginning of period                       $11.08           $10.85           $10.84             N/A
    End of period                             $11.12           $11.08           $10.85             N/A
  Accumulation units outstanding
  at the end of period                         3,712            3,631             719              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.99           $12.63             N/A              N/A
    End of period                             $13.02           $12.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,993            7,851             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(488)

  Accumulation unit value:
    Beginning of period                         N/A            $10.08             N/A              N/A
    End of period                               N/A            $10.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(439)

  Accumulation unit value:
    Beginning of period                       $14.05           $13.84           $12.11             N/A
    End of period                             $13.05           $14.05           $13.84             N/A
  Accumulation units outstanding
  at the end of period                        17,162           16,871            2,324             N/A

JNL/Putnam Midcap Growth Division(503)

  Accumulation unit value:
    Beginning of period                        $7.54            $6.75             N/A              N/A
    End of period                              $8.33            $7.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                          738             1,860             N/A              N/A

JNL/T. Rowe Price Value Division(433)

  Accumulation unit value:
    Beginning of period                       $13.16           $11.59           $10.71             N/A
    End of period                             $13.76           $13.16           $11.59             N/A
  Accumulation units outstanding
  at the end of period                        10,412           10,559            1,739             N/A

JNL/FMR Balanced Division(433)

  Accumulation unit value:
    Beginning of period                       $10.15            $9.41            $9.07             N/A
    End of period                             $11.00           $10.15            $9.41             N/A
  Accumulation units outstanding
  at the end of period                         3,242            2,873             749              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(433)

  Accumulation unit value:
    Beginning of period                       $11.30            $9.72            $9.03             N/A
    End of period                             $12.66           $11.30            $9.72             N/A
  Accumulation units outstanding
  at the end of period                         8,478            8,412             643              N/A

JNL/Oppenheimer Growth Division(487)

  Accumulation unit value:
    Beginning of period                        $8.18            $7.96             N/A              N/A
    End of period                              $8.79            $8.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,542           10,310             N/A              N/A

JNL/MCM Global 15 Division NY I(439)

  Accumulation unit value:
    Beginning of period                       $15.52           $12.39           $11.84             N/A
    End of period                             $16.84           $15.52           $12.39             N/A
  Accumulation units outstanding
  at the end of period                        15,463           15,654            1,852             N/A

JNL/MCM 25 Division NY I(439)

  Accumulation unit value:
    Beginning of period                       $16.06           $13.37           $11.59             N/A
    End of period                             $15.34           $16.06           $13.37             N/A
  Accumulation units outstanding
  at the end of period                        15,894           15,776            2,398             N/A

JNL/MCM Select Small-Cap Division
NY I(439)

  Accumulation unit value:
    Beginning of period                       $17.43           $15.76           $14.67             N/A
    End of period                             $18.67           $17.43           $15.76             N/A
  Accumulation units outstanding
  at the end of period                         3,979            4,426            1,425             N/A

JNL/MCM S&P(R) 10 Division NY I(433)

  Accumulation unit value:
    Beginning of period                       $13.12           $11.29           $10.25             N/A
    End of period                             $17.73           $13.12           $11.29             N/A
  Accumulation units outstanding
  at the end of period                        16,657           17,018            3,085             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(433)

  Accumulation unit value:
    Beginning of period                       $16.41           $14.51           $13.36             N/A
    End of period                             $17.48           $16.41           $14.51             N/A
  Accumulation units outstanding
  at the end of period                         1,934            1,873             504              N/A

JNL/MCM Consumer Brands Sector
Division(528)

  Accumulation unit value:
    Beginning of period                       $10.86           $10.31             N/A              N/A
    End of period                             $10.44           $10.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                          316              318              N/A              N/A

JNL/MCM Technology Sector Division(499)

  Accumulation unit value:
    Beginning of period                        $5.71            $6.20             N/A              N/A
    End of period                              $5.76            $5.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,036            1,094             N/A              N/A

JNL/MCM Healthcare Sector Division(499)

  Accumulation unit value:
    Beginning of period                       $10.75           $10.84             N/A              N/A
    End of period                             $11.39           $10.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,052            5,098             N/A              N/A

JNL/MCM Financial Sector Division(499)

  Accumulation unit value:
    Beginning of period                       $12.10           $11.19             N/A              N/A
    End of period                             $12.64           $12.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                          750              785              N/A              N/A

JNL/MCM Oil & Gas Sector Division(499)

  Accumulation unit value:
    Beginning of period                       $17.36           $13.66             N/A              N/A
    End of period                             $23.39           $17.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                          241              79               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector
Division(552)

  Accumulation unit value:
    Beginning of period                        $4.54            $4.18             N/A              N/A
    End of period                              $4.52            $4.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                          176              177              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(433)

  Accumulation unit value:
    Beginning of period                       $11.89           $11.30           $10.96             N/A
    End of period                             $12.70           $11.89           $11.30             N/A
  Accumulation units outstanding
  at the end of period                         6,853            7,330            4,238             N/A

JNL/AIM Large Cap Growth Division(433)

  Accumulation unit value:
    Beginning of period                       $11.15           $10.29            $9.92             N/A
    End of period                             $11.78           $11.15           $10.29             N/A
  Accumulation units outstanding
  at the end of period                         4,250            4,601             807              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A
    End of period                             $11.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,032             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $10.43             N/A              N/A              N/A
    End of period                             $11.98             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,808             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division(730)

  Accumulation unit value:
    Beginning of period                       $10.31           $10.29             N/A              N/A
    End of period                             $10.54           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                          727              733              N/A              N/A

JNL/MCM Nasdaq 15 Division NY(711)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.53             N/A              N/A
    End of period                             $10.58           $10.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                          145              126              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(711)

  Accumulation unit value:
    Beginning of period                       $11.37           $10.72             N/A              N/A
    End of period                             $15.57           $11.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                          116              133              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 1.55%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(588)

  Accumulation unit value:
    Beginning of period                        $8.25            $7.61             N/A              N/A
    End of period                              $8.47            $8.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,935            3,915             N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(588)

  Accumulation unit value:
    Beginning of period                       $25.74           $24.75             N/A              N/A
    End of period                             $26.53           $25.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                          244              244              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(498)

  Accumulation unit value:
    Beginning of period                       $22.70           $21.15             N/A              N/A
    End of period                             $23.53           $22.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,697            2,325             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(588)

  Accumulation unit value:
    Beginning of period                         N/A            $15.07             N/A              N/A
    End of period                               N/A            $15.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(535)

  Accumulation unit value:
    Beginning of period                       $15.36           $15.38             N/A              N/A
    End of period                             $15.48           $15.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,312            2,159             N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(535)

  Accumulation unit value:
    Beginning of period                       $18.36           $17.69             N/A              N/A
    End of period                             $18.55           $18.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,009            1,443             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(450)

  Accumulation unit value:
    Beginning of period                       $25.42           $23.49           $22.17             N/A
    End of period                             $26.55           $25.42           $23.49             N/A
  Accumulation units outstanding
  at the end of period                          695             1,047             162              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(521)

  Accumulation unit value:
    Beginning of period                       $33.00           $28.79             N/A              N/A
    End of period                             $37.07           $33.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,032            1,038             N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division(588)

  Accumulation unit value:
    Beginning of period                       $17.21           $16.70             N/A              N/A
    End of period                             $19.03           $17.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                          474              471              N/A              N/A

JNL/Eagle Core Equity Division(572)

  Accumulation unit value:
    Beginning of period                       $16.98           $15.95             N/A              N/A
    End of period                             $17.28           $16.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                          620              620              N/A              N/A

JNL/Eagle SmallCap Equity Division(549)

  Accumulation unit value:
    Beginning of period                       $19.33           $17.76             N/A              N/A
    End of period                             $19.52           $19.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                          106              106              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(429)

  Accumulation unit value:
    Beginning of period                       $12.48           $11.57           $11.03             N/A
    End of period                             $13.08           $12.48           $11.57             N/A
  Accumulation units outstanding
  at the end of period                        22,686           23,641             282              N/A

JNL/S&P Managed Growth Division(482)

  Accumulation unit value:
    Beginning of period                       $12.78           $11.65           $11.53             N/A
    End of period                             $13.52           $12.78           $11.65             N/A
  Accumulation units outstanding
  at the end of period                         9,340           10,567             226              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.55           $11.54             N/A              N/A
    End of period                             $13.41           $12.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,604            1,385             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(472)

  Accumulation unit value:
    Beginning of period                         N/A            $10.92           $10.40             N/A
    End of period                               N/A            $11.18           $10.92             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               N/A

JNL/S&P Equity Growth Division I(429)

  Accumulation unit value:
    Beginning of period                         N/A            $10.20            $9.53             N/A
    End of period                               N/A            $10.38           $10.20             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               327              N/A

JNL/S&P Equity Aggressive Growth
Division I(572)

  Accumulation unit value:
    Beginning of period                         N/A            $10.61             N/A              N/A
    End of period                               N/A            $10.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(454)

  Accumulation unit value:
    Beginning of period                       $10.47            $9.66            $9.20             N/A
    End of period                             $10.76           $10.47            $9.66             N/A
  Accumulation units outstanding
  at the end of period                         1,992            1,992            1,687             N/A

JNL/MCM S&P 400 MidCap Index Division(541)

  Accumulation unit value:
    Beginning of period                       $12.81           $11.28             N/A              N/A
    End of period                             $14.12           $12.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                          558              559              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(588)

  Accumulation unit value:
    Beginning of period                       $10.36            $8.81             N/A              N/A
    End of period                             $12.09           $10.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                          644              644              N/A              N/A

JNL/PIMCO Total Return Bond Division(535)

  Accumulation unit value:
    Beginning of period                       $13.83           $13.72             N/A              N/A
    End of period                             $13.93           $13.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,155            1,407             N/A              N/A

JNL/MCM Small Cap Index Division(541)

  Accumulation unit value:
    Beginning of period                       $13.13           $11.36             N/A              N/A
    End of period                             $13.47           $13.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                          47               50               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(588)

  Accumulation unit value:
    Beginning of period                       $13.54           $11.69             N/A              N/A
    End of period                             $15.11           $13.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                          691              699              N/A              N/A

JNL/Lazard Small Cap Value Division(549)

  Accumulation unit value:
    Beginning of period                       $14.49           $13.36             N/A              N/A
    End of period                             $14.93           $14.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,128            1,509             N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                       $16.91             N/A              N/A              N/A
    End of period                             $18.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          54               N/A              N/A              N/A

JNL/MCM Bond Index Division(549)

  Accumulation unit value:
    Beginning of period                       $11.07           $11.05             N/A              N/A
    End of period                             $11.10           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,508            1,563             N/A              N/A

JNL/S&P Core Index 100 Division(578)

  Accumulation unit value:
    Beginning of period                         N/A            $10.07             N/A              N/A
    End of period                               N/A            $10.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.95           $12.59             N/A              N/A
    End of period                             $12.97           $12.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,547            1,730             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(505)

  Accumulation unit value:
    Beginning of period                       $14.03           $13.91             N/A              N/A
    End of period                             $13.03           $14.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,224            5,778             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(435)

  Accumulation unit value:
    Beginning of period                       $13.13           $11.57           $10.65             N/A
    End of period                             $13.72           $13.13           $11.57             N/A
  Accumulation units outstanding
  at the end of period                         3,431            8,829             721              N/A

JNL/FMR Balanced Division(499)

  Accumulation unit value:
    Beginning of period                       $10.12            $9.62             N/A              N/A
    End of period                             $10.97           $10.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                          265              846              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(549)

  Accumulation unit value:
    Beginning of period                       $11.27           $10.19             N/A              N/A
    End of period                             $12.63           $11.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,131            1,132             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(505)

  Accumulation unit value:
    Beginning of period                       $15.50           $13.11             N/A              N/A
    End of period                             $16.81           $15.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,634            2,170             N/A              N/A

JNL/MCM 25 Division NY I(505)

  Accumulation unit value:
    Beginning of period                       $16.04           $13.39             N/A              N/A
    End of period                             $15.31           $16.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,662            4,663             N/A              N/A

JNL/MCM Select Small-Cap Division
NY I(505)

  Accumulation unit value:
    Beginning of period                       $17.41           $15.40             N/A              N/A
    End of period                             $18.64           $17.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,702            1,702             N/A              N/A

JNL/MCM S&P(R) 10 Division NY I(505)

  Accumulation unit value:
    Beginning of period                       $13.10           $11.31             N/A              N/A
    End of period                             $17.70           $13.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,923            2,083             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(493)

  Accumulation unit value:
    Beginning of period                       $16.39           $14.64             N/A              N/A
    End of period                             $17.45           $16.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                          800             1,282             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(560)

  Accumulation unit value:
    Beginning of period                       $10.83           $10.16             N/A              N/A
    End of period                             $10.41           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,211            1,211             N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division(560)

  Accumulation unit value:
    Beginning of period                       $12.06           $10.94             N/A              N/A
    End of period                             $12.60           $12.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,124            1,124             N/A              N/A

JNL/MCM Oil & Gas Sector Division(560)

  Accumulation unit value:
    Beginning of period                       $17.30           $14.56             N/A              N/A
    End of period                             $23.31           $17.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $10.95             N/A              N/A              N/A
    End of period                             $11.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          296              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division(687)

  Accumulation unit value:
    Beginning of period                       $10.31            $9.94             N/A              N/A
    End of period                             $10.53           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               779              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                       $11.96             N/A              N/A              N/A
    End of period                             $15.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          656              N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 1.60%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(429)

  Accumulation unit value:
    Beginning of period                        $8.23            $7.52            $6.95             N/A
    End of period                              $8.44            $8.23            $7.52             N/A
  Accumulation units outstanding
  at the end of period                        12,000           10,889            4,565             N/A

JNL/FMR Capital Growth Division(593)

  Accumulation unit value:
    Beginning of period                       $20.61           $18.02             N/A              N/A
    End of period                             $21.53           $20.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,113            1,001             N/A              N/A

JNL/Select Large Cap Growth Division(475)

  Accumulation unit value:
    Beginning of period                       $25.62           $23.31           $22.26             N/A
    End of period                             $26.39           $25.62           $23.31             N/A
  Accumulation units outstanding
  at the end of period                         2,466            1,777             449              N/A

JNL/Select Global Growth Division(614)

  Accumulation unit value:
    Beginning of period                       $22.77           $20.72             N/A              N/A
    End of period                             $22.83           $22.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                          564              609              N/A              N/A

JNL/Select Balanced Division(431)

  Accumulation unit value:
    Beginning of period                       $22.59           $20.70           $19.57             N/A
    End of period                             $23.41           $22.59           $20.70             N/A
  Accumulation units outstanding
  at the end of period                         8,785            5,890              -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(586)

  Accumulation unit value:
    Beginning of period                       $19.81           $17.84             N/A              N/A
    End of period                             $21.21           $19.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                          49               50               N/A              N/A

JNL/Putnam Value Equity Division(610)

  Accumulation unit value:
    Beginning of period                       $19.45           $18.17             N/A              N/A
    End of period                             $20.08           $19.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                          485              261              N/A              N/A

JNL/Select Money Market Division(603)

  Accumulation unit value:
    Beginning of period                       $12.00           $12.03             N/A              N/A
    End of period                             $12.13           $12.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,820           41,458             N/A              N/A

JNL/PPM America High Yield Bond
Division(429)

  Accumulation unit value:
    Beginning of period                         N/A            $15.24           $14.66             N/A
    End of period                               N/A            $15.73           $15.24             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               853              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(548)

  Accumulation unit value:
    Beginning of period                       $15.29           $15.25             N/A              N/A
    End of period                             $15.40           $15.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,315            1,120             N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(429)

  Accumulation unit value:
    Beginning of period                       $18.27           $17.37           $16.99             N/A
    End of period                             $18.46           $18.27           $17.37             N/A
  Accumulation units outstanding
  at the end of period                         6,746            5,845             294              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(473)

  Accumulation unit value:
    Beginning of period                       $25.30           $23.39           $22.54             N/A
    End of period                             $26.41           $25.30           $23.39             N/A
  Accumulation units outstanding
  at the end of period                        29,584           11,758             213              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(431)

  Accumulation unit value:
    Beginning of period                       $32.84           $28.27           $26.74             N/A
    End of period                             $36.87           $32.84           $28.27             N/A
  Accumulation units outstanding
  at the end of period                        22,283            9,518              -               N/A

JNL/JPMorgan International Equity
Division(569)

  Accumulation unit value:
    Beginning of period                       $13.22           $11.48             N/A              N/A
    End of period                             $14.41           $13.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,049             642              N/A              N/A

JNL/Alger Growth Division(488)

  Accumulation unit value:
    Beginning of period                       $17.13           $16.82             N/A              N/A
    End of period                             $18.94           $17.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,356            4,354             N/A              N/A

JNL/Eagle Core Equity Division(494)

  Accumulation unit value:
    Beginning of period                       $16.91           $16.32             N/A              N/A
    End of period                             $17.20           $16.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,969            4,675             N/A              N/A

JNL/Eagle SmallCap Equity Division(496)

  Accumulation unit value:
    Beginning of period                       $19.25           $17.38             N/A              N/A
    End of period                             $19.42           $19.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,389            3,028             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(465)

  Accumulation unit value:
    Beginning of period                       $12.44           $11.53           $11.20             N/A
    End of period                             $13.03           $12.44           $11.53             N/A
  Accumulation units outstanding
  at the end of period                        301,759          222,898          13,483             N/A

JNL/S&P Managed Growth Division(442)

  Accumulation unit value:
    Beginning of period                       $12.74           $11.62           $11.07             N/A
    End of period                             $13.47           $12.74           $11.62             N/A
  Accumulation units outstanding
  at the end of period                        363,761          264,176          30,570             N/A

JNL/S&P Managed Aggressive Growth
Division(429)

  Accumulation unit value:
    Beginning of period                       $12.51           $11.29           $10.61             N/A
    End of period                             $13.36           $12.51           $11.29             N/A
  Accumulation units outstanding
  at the end of period                        171,501          187,985            471              N/A

JNL/S&P Very Aggressive Growth
Division I(488)

  Accumulation unit value:
    Beginning of period                         N/A            $11.01             N/A              N/A
    End of period                               N/A            $11.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(451)

  Accumulation unit value:
    Beginning of period                         N/A            $10.17            $9.61             N/A
    End of period                               N/A            $10.35           $10.17             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             42,695             N/A

JNL/S&P Equity Aggressive Growth
Division I(541)

  Accumulation unit value:
    Beginning of period                         N/A            $10.32             N/A              N/A
    End of period                               N/A            $10.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(423)

  Accumulation unit value:
    Beginning of period                       $10.45            $9.65            $8.86             N/A
    End of period                             $10.73           $10.45            $9.65             N/A
  Accumulation units outstanding
  at the end of period                        154,644          132,419          12,253             N/A

JNL/MCM S&P 400 MidCap Index Division(423)

  Accumulation unit value:
    Beginning of period                       $12.79           $11.22           $10.23             N/A
    End of period                             $14.09           $12.79           $11.22             N/A
  Accumulation units outstanding
  at the end of period                        113,625          84,422            3,582             N/A

JNL/Alliance Capital Growth Division(492)

  Accumulation unit value:
    Beginning of period                        $9.80            $9.57             N/A              N/A
    End of period                              $8.90            $9.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              5,128             N/A              N/A

JNL/JPMorgan International Value
Division(577)

  Accumulation unit value:
    Beginning of period                       $10.32            $8.52             N/A              N/A
    End of period                             $12.05           $10.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,850            3,208             N/A              N/A

JNL/PIMCO Total Return Bond Division(429)

  Accumulation unit value:
    Beginning of period                       $13.78           $13.40           $13.27             N/A
    End of period                             $13.87           $13.78           $13.40             N/A
  Accumulation units outstanding
  at the end of period                        24,262           14,344             640              N/A

JNL/MCM Small Cap Index Division(423)

  Accumulation unit value:
    Beginning of period                       $13.11           $11.34           $10.28             N/A
    End of period                             $13.44           $13.11           $11.34             N/A
  Accumulation units outstanding
  at the end of period                        99,318           71,452            2,580             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(423)

  Accumulation unit value:
    Beginning of period                       $13.52           $11.50           $10.18             N/A
    End of period                             $15.08           $13.52           $11.50             N/A
  Accumulation units outstanding
  at the end of period                        45,075           25,241            2,184             N/A

JNL/Lazard Small Cap Value Division(431)

  Accumulation unit value:
    Beginning of period                       $14.44           $12.71           $11.80             N/A
    End of period                             $14.87           $14.44           $12.71             N/A
  Accumulation units outstanding
  at the end of period                        10,038            8,057              -               N/A

JNL/Lazard Mid Cap Value Division(431)

  Accumulation unit value:
    Beginning of period                       $17.01           $13.86           $13.16             N/A
    End of period                             $18.21           $17.01           $13.86             N/A
  Accumulation units outstanding
  at the end of period                        14,271            8,371             957              N/A

JNL/MCM Bond Index Division(449)

  Accumulation unit value:
    Beginning of period                       $11.05           $10.83           $10.68             N/A
    End of period                             $11.07           $11.05           $10.83             N/A
  Accumulation units outstanding
  at the end of period                        49,750           20,934            5,062             N/A

JNL/S&P Core Index 100 Division(523)

  Accumulation unit value:
    Beginning of period                         N/A            $10.47             N/A              N/A
    End of period                               N/A            $10.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.91           $12.55             N/A              N/A
    End of period                             $12.92           $12.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,877           11,190             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(605)

  Accumulation unit value:
    Beginning of period                         N/A            $10.23             N/A              N/A
    End of period                               N/A            $10.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(523)

  Accumulation unit value:
    Beginning of period                         N/A            $10.37             N/A              N/A
    End of period                               N/A            $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/MCM DowSM 10 Division NY I(423)

  Accumulation unit value:
    Beginning of period                       $14.01           $13.82           $12.07             N/A
    End of period                             $13.00           $14.01           $13.82             N/A
  Accumulation units outstanding
  at the end of period                        57,260           43,388            8,201             N/A

JNL/Putnam Midcap Growth Division(720)

  Accumulation unit value:
    Beginning of period                        $7.51            $7.23             N/A              N/A
    End of period                              $8.30            $7.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,295             39               N/A              N/A

JNL/T. Rowe Price Value Division(475)

  Accumulation unit value:
    Beginning of period                       $13.10           $11.55           $11.02             N/A
    End of period                             $13.68           $13.10           $11.55             N/A
  Accumulation units outstanding
  at the end of period                        58,758           27,894            1,814             N/A

JNL/FMR Balanced Division(475)

  Accumulation unit value:
    Beginning of period                       $10.10            $9.38            $9.18             N/A
    End of period                             $10.94           $10.10            $9.38             N/A
  Accumulation units outstanding
  at the end of period                         8,344            4,123            1,089             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(475)

  Accumulation unit value:
    Beginning of period                       $11.25            $9.70            $9.24             N/A
    End of period                             $12.60           $11.25            $9.70             N/A
  Accumulation units outstanding
  at the end of period                        20,973           11,069            1,082             N/A

JNL/Oppenheimer Growth Division(587)

  Accumulation unit value:
    Beginning of period                        $8.15            $8.04             N/A              N/A
    End of period                              $8.75            $8.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,621            6,894             N/A              N/A

JNL/MCM Global 15 Division NY I(423)

  Accumulation unit value:
    Beginning of period                       $15.48           $12.37           $11.76             N/A
    End of period                             $16.78           $15.48           $12.37             N/A
  Accumulation units outstanding
  at the end of period                        77,451           39,454            5,684             N/A

JNL/MCM 25 Division NY I(423)

  Accumulation unit value:
    Beginning of period                       $16.02           $13.35           $11.45             N/A
    End of period                             $15.28           $16.02           $13.35             N/A
  Accumulation units outstanding
  at the end of period                        66,870           46,267            7,806             N/A

JNL/MCM Select Small-Cap Division
NY I(449)

  Accumulation unit value:
    Beginning of period                       $17.39           $15.74           $15.63             N/A
    End of period                             $18.61           $17.39           $15.74             N/A
  Accumulation units outstanding
  at the end of period                        32,287           20,660            4,118             N/A

JNL/MCM S&P(R) 10 Division NY I(423)

  Accumulation unit value:
    Beginning of period                       $13.09           $11.28           $10.21             N/A
    End of period                             $17.67           $13.09           $11.28             N/A
  Accumulation units outstanding
  at the end of period                        57,942           39,301            8,627             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(473)

  Accumulation unit value:
    Beginning of period                       $16.37           $14.49           $13.90             N/A
    End of period                             $17.43           $16.37           $14.49             N/A
  Accumulation units outstanding
  at the end of period                         7,822            5,931             830              N/A

JNL/MCM Consumer Brands Sector
Division(598)

  Accumulation unit value:
    Beginning of period                       $10.80            $9.92             N/A              N/A
    End of period                             $10.37           $10.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,679             998              N/A              N/A

JNL/MCM Technology Sector Division(599)

  Accumulation unit value:
    Beginning of period                        $5.68            $5.52             N/A              N/A
    End of period                              $5.72            $5.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,199            8,839             N/A              N/A

JNL/MCM Healthcare Sector Division(526)

  Accumulation unit value:
    Beginning of period                       $10.69           $10.94             N/A              N/A
    End of period                             $11.32           $10.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,050            9,780             N/A              N/A

JNL/MCM Financial Sector Division(599)

  Accumulation unit value:
    Beginning of period                       $12.03           $10.86             N/A              N/A
    End of period                             $12.56           $12.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,734            1,514             N/A              N/A

JNL/MCM Oil & Gas Sector Division(593)

  Accumulation unit value:
    Beginning of period                       $17.26           $14.02             N/A              N/A
    End of period                             $23.23           $17.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,590            1,808             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector
Division(599)

  Accumulation unit value:
    Beginning of period                        $4.52            $4.01             N/A              N/A
    End of period                              $4.49            $4.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,799            3,544             N/A              N/A

JNL/AIM Premier Equity II Division(544)

  Accumulation unit value:
    Beginning of period                         N/A             $9.37             N/A              N/A
    End of period                               N/A             $9.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/AIM Small Cap Growth Division(492)

  Accumulation unit value:
    Beginning of period                       $11.85           $11.63             N/A              N/A
    End of period                             $12.65           $11.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,412            3,050             N/A              N/A

JNL/AIM Large Cap Growth Division(431)

  Accumulation unit value:
    Beginning of period                       $11.11           $10.27            $9.93             N/A
    End of period                             $11.73           $11.11           $10.27             N/A
  Accumulation units outstanding
  at the end of period                        13,688            5,460            1,013             N/A

JNL/AIM Real Estate Division(884)

  Accumulation unit value:
    Beginning of period                       $11.60             N/A              N/A              N/A
    End of period                             $11.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,733             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(909)

  Accumulation unit value:
    Beginning of period                       $11.26             N/A              N/A              N/A
    End of period                             $11.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          895              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(891)

  Accumulation unit value:
    Beginning of period                       $10.85             N/A              N/A              N/A
    End of period                             $10.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,435             N/A              N/A              N/A

JNL/MCM JNL 5 Division(691)

  Accumulation unit value:
    Beginning of period                       $10.90            $9.73             N/A              N/A
    End of period                             $11.88           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        556,932          44,342             N/A              N/A

JNL/MCM VIP Division(708)

  Accumulation unit value:
    Beginning of period                       $11.07           $10.59             N/A              N/A
    End of period                             $11.96           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        78,484            3,460             N/A              N/A

JNL/S&P Managed Moderate Division(705)

  Accumulation unit value:
    Beginning of period                       $10.50           $10.28             N/A              N/A
    End of period                             $10.85           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        86,153            5,943             N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.17             N/A              N/A              N/A
    End of period                             $10.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,461             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY(728)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.63             N/A              N/A
    End of period                             $10.57           $10.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,112            3,432             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(691)

  Accumulation unit value:
    Beginning of period                       $11.37            $9.76             N/A              N/A
    End of period                             $15.55           $11.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                        95,734            9,592             N/A              N/A

Accumulation Unit Values
Contract with Endorsements - 1.645%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division(565)

  Accumulation unit value:
    Beginning of period                       $20.52           $18.76             N/A              N/A
    End of period                             $21.43           $20.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                          257              131              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(462)

  Accumulation unit value:
    Beginning of period                       $22.49           $20.62           $19.85             N/A
    End of period                             $23.30           $22.49           $20.62             N/A
  Accumulation units outstanding
  at the end of period                         1,722             797              162              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division(631)

  Accumulation unit value:
    Beginning of period                       $11.95           $11.97             N/A              N/A
    End of period                             $12.07           $11.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              2,076             N/A              N/A

JNL/PPM America High Yield Bond
Division(462)

  Accumulation unit value:
    Beginning of period                         N/A            $15.18           $14.87             N/A
    End of period                               N/A            $15.67           $15.18             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               108              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(565)

  Accumulation unit value:
    Beginning of period                       $15.22           $14.79             N/A              N/A
    End of period                             $15.33           $15.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                          406              200              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(494)

  Accumulation unit value:
    Beginning of period                       $18.19           $17.53             N/A              N/A
    End of period                             $18.36           $18.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                          222              153              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(490)

  Accumulation unit value:
    Beginning of period                       $25.19           $23.67             N/A              N/A
    End of period                             $26.29           $25.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                          256              179              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(462)

  Accumulation unit value:
    Beginning of period                       $32.70           $28.16           $27.40             N/A
    End of period                             $36.70           $32.70           $28.16             N/A
  Accumulation units outstanding
  at the end of period                          516              193              59               N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division(494)

  Accumulation unit value:
    Beginning of period                       $17.06           $17.02             N/A              N/A
    End of period                             $18.85           $17.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                          72               73               N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(494)

  Accumulation unit value:
    Beginning of period                       $19.18           $17.08             N/A              N/A
    End of period                             $19.34           $19.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                          304              236              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(435)

  Accumulation unit value:
    Beginning of period                       $12.40           $11.50           $10.98             N/A
    End of period                             $12.98           $12.40           $11.50             N/A
  Accumulation units outstanding
  at the end of period                        21,198            4,715            2,096             N/A

JNL/S&P Managed Growth Division(441)

  Accumulation unit value:
    Beginning of period                       $12.70           $11.59           $10.93             N/A
    End of period                             $13.42           $12.70           $11.59             N/A
  Accumulation units outstanding
  at the end of period                         7,671            7,678            2,498             N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.47           $11.47             N/A              N/A
    End of period                             $13.31           $12.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                          23               88               N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(544)

  Accumulation unit value:
    Beginning of period                         N/A            $10.94             N/A              N/A
    End of period                               N/A            $11.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(426)

  Accumulation unit value:
    Beginning of period                       $10.44            $9.64            $8.97             N/A
    End of period                             $10.72           $10.44            $9.64             N/A
  Accumulation units outstanding
  at the end of period                        11,242           11,086            8,884             N/A

JNL/MCM S&P 400 MidCap Index Division(426)

  Accumulation unit value:
    Beginning of period                       $12.77           $11.21           $10.41             N/A
    End of period                             $14.07           $12.77           $11.21             N/A
  Accumulation units outstanding
  at the end of period                         5,352            5,397            5,103             N/A

JNL/Alliance Capital Growth Division(531)

  Accumulation unit value:
    Beginning of period                        $9.77            $9.45             N/A              N/A
    End of period                              $8.87            $9.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               202              N/A              N/A

JNL/JPMorgan International Value
Division(494)

  Accumulation unit value:
    Beginning of period                       $10.29            $8.81             N/A              N/A
    End of period                             $12.00           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                          558              436              N/A              N/A

JNL/PIMCO Total Return Bond Division(494)

  Accumulation unit value:
    Beginning of period                       $13.74           $13.52             N/A              N/A
    End of period                             $13.82           $13.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,114            5,796             N/A              N/A

JNL/MCM Small Cap Index Division(426)

  Accumulation unit value:
    Beginning of period                       $13.09           $11.33           $10.55             N/A
    End of period                             $13.42           $13.09           $11.33             N/A
  Accumulation units outstanding
  at the end of period                         5,351            5,394            5,104             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(457)

  Accumulation unit value:
    Beginning of period                       $13.50           $11.49           $10.45             N/A
    End of period                             $15.05           $13.50           $11.49             N/A
  Accumulation units outstanding
  at the end of period                         3,069            2,968            2,424             N/A

JNL/Lazard Small Cap Value Division(515)

  Accumulation unit value:
    Beginning of period                       $14.39           $13.44             N/A              N/A
    End of period                             $14.82           $14.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                          619              483              N/A              N/A

JNL/Lazard Mid Cap Value Division(531)

  Accumulation unit value:
    Beginning of period                       $16.96           $14.87             N/A              N/A
    End of period                             $18.15           $16.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                          613              538              N/A              N/A

JNL/MCM Bond Index Division(561)

  Accumulation unit value:
    Beginning of period                       $11.03           $10.80             N/A              N/A
    End of period                             $11.05           $11.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                          572              432              N/A              N/A

JNL/S&P Core Index 100 Division(515)

  Accumulation unit value:
    Beginning of period                         N/A            $10.55             N/A              N/A
    End of period                               N/A            $10.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.87           $12.51             N/A              N/A
    End of period                             $12.87           $12.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,222             313              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(441)

  Accumulation unit value:
    Beginning of period                       $14.00           $13.81           $12.17             N/A
    End of period                             $12.98           $14.00           $13.81             N/A
  Accumulation units outstanding
  at the end of period                          426              467              427              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(462)

  Accumulation unit value:
    Beginning of period                       $13.07           $11.53           $10.77             N/A
    End of period                             $13.65           $13.07           $11.53             N/A
  Accumulation units outstanding
  at the end of period                         1,451             456              149              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(515)

  Accumulation unit value:
    Beginning of period                       $11.24           $10.19             N/A              N/A
    End of period                             $12.57           $11.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,429            1,316             N/A              N/A

JNL/Oppenheimer Growth Division(515)

  Accumulation unit value:
    Beginning of period                        $8.13            $8.21             N/A              N/A
    End of period                              $8.73            $8.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                          195              55               N/A              N/A

JNL/MCM Global 15 Division NY I(441)

  Accumulation unit value:
    Beginning of period                       $15.47           $12.36           $11.88             N/A
    End of period                             $16.75           $15.47           $12.36             N/A
  Accumulation units outstanding
  at the end of period                          436              437              437              N/A

JNL/MCM 25 Division NY I(441)

  Accumulation unit value:
    Beginning of period                       $16.00           $13.34           $11.61             N/A
    End of period                             $15.26           $16.00           $13.34             N/A
  Accumulation units outstanding
  at the end of period                          527              484              447              N/A

JNL/MCM Select Small-Cap Division
NY I(441)

  Accumulation unit value:
    Beginning of period                       $17.37           $15.73           $14.81             N/A
    End of period                             $18.58           $17.37           $15.73             N/A
  Accumulation units outstanding
  at the end of period                          350              350              351              N/A

JNL/MCM S&P(R) 10 Division NY I(441)

  Accumulation unit value:
    Beginning of period                       $13.07           $11.27           $10.52             N/A
    End of period                             $17.64           $13.07           $11.27             N/A
  Accumulation units outstanding
  at the end of period                          493              493              494              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(490)

  Accumulation unit value:
    Beginning of period                       $16.35           $14.63             N/A              N/A
    End of period                             $17.40           $16.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,086             930              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division(577)

  Accumulation unit value:
    Beginning of period                        $5.67            $5.31             N/A              N/A
    End of period                              $5.71            $5.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               102              N/A              N/A

JNL/MCM Healthcare Sector Division(577)

  Accumulation unit value:
    Beginning of period                       $10.65           $10.70             N/A              N/A
    End of period                             $11.25           $10.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               34               N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(544)

  Accumulation unit value:
    Beginning of period                       $11.84           $11.17             N/A              N/A
    End of period                             $12.65           $11.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                          23               23               N/A              N/A

JNL/AIM Large Cap Growth Division(565)

  Accumulation unit value:
    Beginning of period                       $11.10           $10.69             N/A              N/A
    End of period                             $11.71           $11.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                          464              234              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 1.65%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(456)

  Accumulation unit value:
    Beginning of period                        $8.21            $7.50            $7.01             N/A
    End of period                              $8.42            $8.21            $7.50             N/A
  Accumulation units outstanding
  at the end of period                         2,884              -                -               N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $23.45             N/A              N/A              N/A
    End of period                             $26.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          386              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                       $21.63             N/A              N/A              N/A
    End of period                             $22.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Select Balanced Division(447)

  Accumulation unit value:
    Beginning of period                       $22.48           $20.61           $19.75             N/A
    End of period                             $23.28           $22.48           $20.61             N/A
  Accumulation units outstanding
  at the end of period                          488              442               -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(447)

  Accumulation unit value:
    Beginning of period                       $19.35           $17.93           $16.87             N/A
    End of period                             $19.97           $19.35           $17.93             N/A
  Accumulation units outstanding
  at the end of period                          826              619               -               N/A

JNL/Select Money Market Division(234)

  Accumulation unit value:
    Beginning of period                       $11.94           $12.05           $12.20           $12.20
    End of period                             $12.07           $11.94           $12.05           $12.20
  Accumulation units outstanding
  at the end of period                        35,133              -                -                -

JNL/PPM America High Yield Bond
Division(447)

  Accumulation unit value:
    Beginning of period                         N/A            $15.17           $14.76             N/A
    End of period                               N/A            $15.66           $15.17             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(212)

  Accumulation unit value:
    Beginning of period                       $15.21           $14.89           $14.96           $14.51
    End of period                             $15.32           $15.21           $14.89           $14.96
  Accumulation units outstanding
  at the end of period                         4,480             379               -                -

JNL/Salomon Brothers Strategic
Bond Division(447)

  Accumulation unit value:
    Beginning of period                       $18.19           $17.29           $16.98             N/A
    End of period                             $18.36           $18.19           $17.29             N/A
  Accumulation units outstanding
  at the end of period                         2,525            1,652              -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(235)

  Accumulation unit value:
    Beginning of period                       $25.17           $23.29           $18.14           $19.29
    End of period                             $26.27           $25.17           $23.29           $18.14
  Accumulation units outstanding
  at the end of period                         1,910             835               -                -

JNL/T. Rowe Price Mid-Cap Growth
Division(245)

  Accumulation unit value:
    Beginning of period                       $32.68           $28.16           $20.65           $21.02
    End of period                             $36.68           $32.68           $28.16           $20.65
  Accumulation units outstanding
  at the end of period                         1,088            1,063              -                -

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                       $13.34             N/A              N/A              N/A
    End of period                             $14.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          928              N/A              N/A              N/A

JNL/Alger Growth Division(447)

  Accumulation unit value:
    Beginning of period                       $17.05           $16.51           $15.84             N/A
    End of period                             $18.84           $17.05           $16.51             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A

JNL/Eagle Core Equity Division(447)

  Accumulation unit value:
    Beginning of period                       $16.84           $16.10           $15.25             N/A
    End of period                             $17.12           $16.84           $16.10             N/A
  Accumulation units outstanding
  at the end of period                          601              761               -               N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                       $18.99             N/A              N/A              N/A
    End of period                             $19.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          62               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(186)

  Accumulation unit value:
    Beginning of period                       $12.40           $11.50            $9.93            $9.90
    End of period                             $12.97           $12.40           $11.50            $9.93
  Accumulation units outstanding
  at the end of period                        34,812            5,621            5,051            5,051

JNL/S&P Managed Growth Division(370)

  Accumulation unit value:
    Beginning of period                       $12.70           $11.58           $10.51             N/A
    End of period                             $13.42           $12.70           $11.58             N/A
  Accumulation units outstanding
  at the end of period                        14,601            6,184              -               N/A

JNL/S&P Managed Aggressive Growth
Division(660)

  Accumulation unit value:
    Beginning of period                       $12.47           $11.34             N/A              N/A
    End of period                             $13.30           $12.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,371            9,059             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(456)

  Accumulation unit value:
    Beginning of period                         N/A            $10.14            $9.54             N/A
    End of period                               N/A            $10.31           $10.14             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               N/A

JNL/S&P Equity Aggressive Growth
Division I(622)

  Accumulation unit value:
    Beginning of period                         N/A            $10.58             N/A              N/A
    End of period                               N/A            $10.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(202)

  Accumulation unit value:
    Beginning of period                       $10.43            $9.64            $7.67            $6.86
    End of period                             $10.71           $10.43            $9.64            $7.67
  Accumulation units outstanding
  at the end of period                        128,104          18,645              -                -

JNL/MCM S&P 400 MidCap Index Division(202)

  Accumulation unit value:
    Beginning of period                       $12.77           $11.21            $8.47            $7.51
    End of period                             $14.07           $12.77           $11.21            $8.47
  Accumulation units outstanding
  at the end of period                        97,780           12,653              -                -

JNL/Alliance Capital Growth Division(639)

  Accumulation unit value:
    Beginning of period                        $9.76            $8.36             N/A              N/A
    End of period                              $8.87            $9.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,886             N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                       $10.13             N/A              N/A              N/A
    End of period                             $12.00             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,460             N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(212)

  Accumulation unit value:
    Beginning of period                       $13.73           $13.36           $12.97           $12.49
    End of period                             $13.82           $13.73           $13.36           $12.97
  Accumulation units outstanding
  at the end of period                         5,466            4,145              -                -

JNL/MCM Small Cap Index Division(202)

  Accumulation unit value:
    Beginning of period                       $13.09           $11.33            $7.90            $7.02
    End of period                             $13.42           $13.09           $11.33            $7.90
  Accumulation units outstanding
  at the end of period                        99,886           12,511              -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(456)

  Accumulation unit value:
    Beginning of period                       $13.50           $11.49           $10.42             N/A
    End of period                             $15.05           $13.50           $11.49             N/A
  Accumulation units outstanding
  at the end of period                        89,221           12,197              -               N/A

JNL/Lazard Small Cap Value Division(722)

  Accumulation unit value:
    Beginning of period                       $14.39           $13.90             N/A              N/A
    End of period                             $14.81           $14.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,155             847              N/A              N/A

JNL/Lazard Mid Cap Value Division(235)

  Accumulation unit value:
    Beginning of period                       $16.95           $13.82           $10.90           $11.44
    End of period                             $18.14           $16.95           $13.82           $10.90
  Accumulation units outstanding
  at the end of period                         2,128             679               -                -

JNL/MCM Bond Index Division(652)

  Accumulation unit value:
    Beginning of period                       $11.03           $10.99             N/A              N/A
    End of period                             $11.05           $11.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                        50,560            5,167             N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.86           $12.51             N/A              N/A
    End of period                             $12.87           $12.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                        64,935           56,506             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(646)

  Accumulation unit value:
    Beginning of period                         N/A            $10.12             N/A              N/A
    End of period                               N/A            $10.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(600)

  Accumulation unit value:
    Beginning of period                         N/A            $10.30             N/A              N/A
    End of period                               N/A            $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/MCM DowSM 10 Division NY I(156)

  Accumulation unit value:
    Beginning of period                       $13.99           $13.81           $11.14           $10.71
    End of period                             $12.98           $13.99           $13.81           $11.14
  Accumulation units outstanding
  at the end of period                         9,901            1,476              -                -

JNL/Putnam Midcap Growth Division(722)

  Accumulation unit value:
    Beginning of period                        $7.49            $7.30             N/A              N/A
    End of period                              $8.26            $7.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,486            1,613             N/A              N/A

JNL/T. Rowe Price Value Division(245)

  Accumulation unit value:
    Beginning of period                       $13.07           $11.53            $9.03            $9.14
    End of period                             $13.64           $13.07           $11.53            $9.03
  Accumulation units outstanding
  at the end of period                         7,578            7,970              -                -

JNL/FMR Balanced Division(235)

  Accumulation unit value:
    Beginning of period                       $10.08            $9.36            $8.37            $8.52
    End of period                             $10.91           $10.08            $9.36            $8.37
  Accumulation units outstanding
  at the end of period                         2,608            1,194              -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(245)

  Accumulation unit value:
    Beginning of period                       $11.23            $9.69            $7.00            $7.06
    End of period                             $12.57           $11.23            $9.69            $7.00
  Accumulation units outstanding
  at the end of period                         4,698            2,833              -                -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                        $7.63             N/A              N/A              N/A
    End of period                              $8.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(156)

  Accumulation unit value:
    Beginning of period                       $15.46           $12.36            $9.67           $10.24
    End of period                             $16.75           $15.46           $12.36            $9.67
  Accumulation units outstanding
  at the end of period                         8,694            2,156              -                -

JNL/MCM 25 Division NY I(156)

  Accumulation unit value:
    Beginning of period                       $16.00           $13.34           $10.25           $10.43
    End of period                             $15.26           $16.00           $13.34           $10.25
  Accumulation units outstanding
  at the end of period                         8,805            3,132              -                -

JNL/MCM Select Small-Cap Division
NY I(156)

  Accumulation unit value:
    Beginning of period                       $17.37           $15.73           $10.81           $10.37
    End of period                             $18.57           $17.37           $15.73           $10.81
  Accumulation units outstanding
  at the end of period                         6,513            1,264              -                -

JNL/MCM S&P(R) 10 Division NY I(156)

  Accumulation unit value:
    Beginning of period                       $13.07           $11.27            $9.62           $10.66
    End of period                             $17.64           $13.07           $11.27            $9.62
  Accumulation units outstanding
  at the end of period                        19,515            2,677              -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(671)

  Accumulation unit value:
    Beginning of period                       $16.35           $15.13             N/A              N/A
    End of period                             $17.40           $16.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,672             477              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(475)

  Accumulation unit value:
    Beginning of period                       $10.77            $9.95            $9.77             N/A
    End of period                             $10.34           $10.77            $9.95             N/A
  Accumulation units outstanding
  at the end of period                         1,014            1,014              -               N/A

JNL/MCM Technology Sector Division(475)

  Accumulation unit value:
    Beginning of period                        $5.66            $5.69            $5.65             N/A
    End of period                              $5.71            $5.66            $5.69             N/A
  Accumulation units outstanding
  at the end of period                         7,430            2,636              -               N/A

JNL/MCM Healthcare Sector Division(475)

  Accumulation unit value:
    Beginning of period                       $10.66           $10.47           $10.25             N/A
    End of period                             $11.28           $10.66           $10.47             N/A
  Accumulation units outstanding
  at the end of period                         3,100            1,305              -               N/A

JNL/MCM Financial Sector Division(475)

  Accumulation unit value:
    Beginning of period                       $11.99           $10.74           $10.50             N/A
    End of period                             $12.28           $11.99           $10.74             N/A
  Accumulation units outstanding
  at the end of period                          229               -                -               N/A

JNL/MCM Oil & Gas Sector Division(475)

  Accumulation unit value:
    Beginning of period                       $17.21           $13.12           $12.45             N/A
    End of period                             $23.15           $17.21           $13.12             N/A
  Accumulation units outstanding
  at the end of period                         7,628            3,579              -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector
Division(475)

  Accumulation unit value:
    Beginning of period                        $4.50            $3.89            $3.64             N/A
    End of period                              $4.47            $4.50            $3.89             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(235)

  Accumulation unit value:
    Beginning of period                       $11.84           $11.26            $8.27            $8.85
    End of period                             $12.63           $11.84           $11.26            $8.27
  Accumulation units outstanding
  at the end of period                          43               45                -                -

JNL/AIM Large Cap Growth Division(447)

  Accumulation unit value:
    Beginning of period                       $11.10           $10.26           $10.09             N/A
    End of period                             $11.71           $11.10           $10.26             N/A
  Accumulation units outstanding
  at the end of period                         3,350            3,048              -               N/A

JNL/AIM Real Estate Division(835)

  Accumulation unit value:
    Beginning of period                       $10.51             N/A              N/A              N/A
    End of period                             $11.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          899              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(835)

  Accumulation unit value:
    Beginning of period                       $10.32             N/A              N/A              N/A
    End of period                             $11.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          367              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $11.18             N/A              N/A              N/A
    End of period                             $11.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        41,703             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $10.60             N/A              N/A              N/A
    End of period                             $11.96             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,839             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.40             N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,862             N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.27             N/A              N/A              N/A
    End of period                             $10.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,460             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                        $9.91             N/A              N/A              N/A
    End of period                             $10.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          489              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                       $11.24             N/A              N/A              N/A
    End of period                             $15.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        34,220             N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 1.67%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(432)

  Accumulation unit value:
    Beginning of period                        $8.20            $7.49            $7.00             N/A
    End of period                              $8.41            $8.20            $7.49             N/A
  Accumulation units outstanding
  at the end of period                        11,456           10,875            7,050             N/A

JNL/FMR Capital Growth Division(634)

  Accumulation unit value:
    Beginning of period                       $20.47           $16.50             N/A              N/A
    End of period                             $21.37           $20.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/Select Large Cap Growth Division(708)

  Accumulation unit value:
    Beginning of period                       $25.44           $24.57             N/A              N/A
    End of period                             $26.19           $25.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                          757             1,174             N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(436)

  Accumulation unit value:
    Beginning of period                       $22.44           $20.58           $19.42             N/A
    End of period                             $23.24           $22.44           $20.58             N/A
  Accumulation units outstanding
  at the end of period                         5,513            9,857            3,294             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(436)

  Accumulation unit value:
    Beginning of period                       $19.32           $17.90           $16.82             N/A
    End of period                             $19.93           $19.32           $17.90             N/A
  Accumulation units outstanding
  at the end of period                         2,185            2,893            2,319             N/A

JNL/Select Money Market Division(430)

  Accumulation unit value:
    Beginning of period                       $11.92           $12.03           $12.06             N/A
    End of period                             $12.04           $11.92           $12.03             N/A
  Accumulation units outstanding
  at the end of period                        24,303            1,828            4,696             N/A

JNL/PPM America High Yield Bond
Division(446)

  Accumulation unit value:
    Beginning of period                         N/A            $15.14           $14.72             N/A
    End of period                               N/A            $15.63           $15.14             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              3,605             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(516)

  Accumulation unit value:
    Beginning of period                       $15.18           $15.06             N/A              N/A
    End of period                             $15.28           $15.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,326            2,372             N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(436)

  Accumulation unit value:
    Beginning of period                       $18.15           $17.26           $16.88             N/A
    End of period                             $18.32           $18.15           $17.26             N/A
  Accumulation units outstanding
  at the end of period                         4,541            4,995            2,713             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(448)

  Accumulation unit value:
    Beginning of period                       $25.13           $23.25           $21.90             N/A
    End of period                             $26.22           $25.13           $23.25             N/A
  Accumulation units outstanding
  at the end of period                         4,362            4,325            1,471             N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(436)

  Accumulation unit value:
    Beginning of period                       $32.62           $28.10           $26.40             N/A
    End of period                             $36.60           $32.62           $28.10             N/A
  Accumulation units outstanding
  at the end of period                        14,710           18,859           10,946             N/A

JNL/JPMorgan International Equity
Division(436)

  Accumulation unit value:
    Beginning of period                       $13.14           $11.48           $10.67             N/A
    End of period                             $14.30           $13.14           $11.48             N/A
  Accumulation units outstanding
  at the end of period                         1,015            1,082             842              N/A

JNL/Alger Growth Division(439)

  Accumulation unit value:
    Beginning of period                       $17.02           $16.48           $15.40             N/A
    End of period                             $18.80           $17.02           $16.48             N/A
  Accumulation units outstanding
  at the end of period                         1,937            2,778            3,733             N/A

JNL/Eagle Core Equity Division(448)

  Accumulation unit value:
    Beginning of period                       $16.81           $16.07           $15.25             N/A
    End of period                             $17.09           $16.81           $16.07             N/A
  Accumulation units outstanding
  at the end of period                         3,457            4,986            2,636             N/A

JNL/Eagle SmallCap Equity Division(485)

  Accumulation unit value:
    Beginning of period                       $19.14           $16.38           $16.52             N/A
    End of period                             $19.30           $19.14           $16.38             N/A
  Accumulation units outstanding
  at the end of period                         1,771            3,929             823              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(432)

  Accumulation unit value:
    Beginning of period                       $12.38           $11.49           $11.02             N/A
    End of period                             $12.95           $12.38           $11.49             N/A
  Accumulation units outstanding
  at the end of period                        123,852          111,004          69,185             N/A

JNL/S&P Managed Growth Division(442)

  Accumulation unit value:
    Beginning of period                       $12.68           $11.57           $11.03             N/A
    End of period                             $13.40           $12.68           $11.57             N/A
  Accumulation units outstanding
  at the end of period                        76,220           89,807           15,265             N/A

JNL/S&P Managed Aggressive Growth
Division(453)

  Accumulation unit value:
    Beginning of period                       $12.45           $11.24           $10.77             N/A
    End of period                             $13.28           $12.45           $11.24             N/A
  Accumulation units outstanding
  at the end of period                        98,669           156,593          62,067             N/A

JNL/S&P Very Aggressive Growth
Division I(469)

  Accumulation unit value:
    Beginning of period                         N/A            $10.85           $10.40             N/A
    End of period                               N/A            $11.08           $10.85             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               858              N/A

JNL/S&P Equity Growth Division I(432)

  Accumulation unit value:
    Beginning of period                         N/A            $10.13            $9.58             N/A
    End of period                               N/A            $10.30           $10.13             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             30,273             N/A

JNL/S&P Equity Aggressive Growth
Division I(472)

  Accumulation unit value:
    Beginning of period                         N/A            $10.36            $9.87             N/A
    End of period                               N/A            $10.56           $10.36             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               505              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                       $10.43            $9.63            $9.63             N/A
    End of period                             $10.71           $10.43            $9.63             N/A
  Accumulation units outstanding
  at the end of period                         9,096           13,492            2,138             N/A

JNL/MCM S&P 400 MidCap Index Division(432)

  Accumulation unit value:
    Beginning of period                       $12.76           $11.21           $10.63             N/A
    End of period                             $14.05           $12.76           $11.21             N/A
  Accumulation units outstanding
  at the end of period                        10,157            9,868            2,120             N/A

JNL/Alliance Capital Growth Division(458)

  Accumulation unit value:
    Beginning of period                        $9.75            $9.32            $8.90             N/A
    End of period                              $8.86            $9.75            $9.32             N/A
  Accumulation units outstanding
  at the end of period                           -              3,600             844              N/A

JNL/JPMorgan International Value
Division(458)

  Accumulation unit value:
    Beginning of period                       $10.27            $8.53            $7.71             N/A
    End of period                             $11.98           $10.27            $8.53             N/A
  Accumulation units outstanding
  at the end of period                         6,969            7,190            6,757             N/A

JNL/PIMCO Total Return Bond Division(436)

  Accumulation unit value:
    Beginning of period                       $13.71           $13.35           $13.18             N/A
    End of period                             $13.80           $13.71           $13.35             N/A
  Accumulation units outstanding
  at the end of period                        27,088           30,801           15,407             N/A

JNL/MCM Small Cap Index Division(469)

  Accumulation unit value:
    Beginning of period                       $13.08           $11.33           $10.97             N/A
    End of period                             $13.41           $13.08           $11.33             N/A
  Accumulation units outstanding
  at the end of period                         3,630            2,960             356              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(512)

  Accumulation unit value:
    Beginning of period                       $13.49           $11.85             N/A              N/A
    End of period                             $15.03           $13.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,326            2,437             N/A              N/A

JNL/Lazard Small Cap Value Division(433)

  Accumulation unit value:
    Beginning of period                       $14.37           $12.66           $11.76             N/A
    End of period                             $14.79           $14.37           $12.66             N/A
  Accumulation units outstanding
  at the end of period                        30,417           37,116           24,282             N/A

JNL/Lazard Mid Cap Value Division(436)

  Accumulation unit value:
    Beginning of period                       $16.93           $13.80           $13.04             N/A
    End of period                             $18.11           $16.93           $13.80             N/A
  Accumulation units outstanding
  at the end of period                        27,246           33,191           23,113             N/A

JNL/MCM Bond Index Division(433)

  Accumulation unit value:
    Beginning of period                       $11.02           $10.81           $10.66             N/A
    End of period                             $11.04           $11.02           $10.81             N/A
  Accumulation units outstanding
  at the end of period                         2,268            2,179             38               N/A

JNL/S&P Core Index 100 Division(436)

  Accumulation unit value:
    Beginning of period                         N/A            $10.23            $9.71             N/A
    End of period                               N/A            $10.40           $10.23             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              5,832             N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.84           $12.49             N/A              N/A
    End of period                             $12.85           $12.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,367           14,609             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(528)

  Accumulation unit value:
    Beginning of period                         N/A            $10.30             N/A              N/A
    End of period                               N/A            $10.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(469)

  Accumulation unit value:
    Beginning of period                         N/A            $10.10            $9.74             N/A
    End of period                               N/A            $10.29           $10.10             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               401              N/A

JNL/MCM DowSM 10 Division NY I(433)

  Accumulation unit value:
    Beginning of period                       $13.99           $13.80           $12.42             N/A
    End of period                             $12.97           $13.99           $13.80             N/A
  Accumulation units outstanding
  at the end of period                        28,336           24,140            1,245             N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(436)

  Accumulation unit value:
    Beginning of period                       $13.05           $11.52           $10.62             N/A
    End of period                             $13.63           $13.05           $11.52             N/A
  Accumulation units outstanding
  at the end of period                        12,620           15,479            7,846             N/A

JNL/FMR Balanced Division(436)

  Accumulation unit value:
    Beginning of period                       $10.07            $9.35            $9.00             N/A
    End of period                             $10.90           $10.07            $9.35             N/A
  Accumulation units outstanding
  at the end of period                         3,274           13,688            4,491             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(448)

  Accumulation unit value:
    Beginning of period                       $11.23            $9.68            $9.00             N/A
    End of period                             $12.56           $11.23            $9.68             N/A
  Accumulation units outstanding
  at the end of period                        14,821           15,654            7,196             N/A

JNL/Oppenheimer Growth Division(473)

  Accumulation unit value:
    Beginning of period                        $8.12            $7.93            $7.71             N/A
    End of period                              $8.72            $8.12            $7.93             N/A
  Accumulation units outstanding
  at the end of period                         2,858            3,216             49               N/A

JNL/MCM Global 15 Division NY I(432)

  Accumulation unit value:
    Beginning of period                       $15.46           $12.36           $12.20             N/A
    End of period                             $16.74           $15.46           $12.36             N/A
  Accumulation units outstanding
  at the end of period                        13,092           17,702            3,780             N/A

JNL/MCM 25 Division NY I(446)

  Accumulation unit value:
    Beginning of period                       $15.99           $13.33           $12.01             N/A
    End of period                             $15.25           $15.99           $13.33             N/A
  Accumulation units outstanding
  at the end of period                        16,310           17,295            1,258             N/A

JNL/MCM Select Small-Cap Division
NY I(432)

  Accumulation unit value:
    Beginning of period                       $17.36           $15.73           $15.03             N/A
    End of period                             $18.56           $17.36           $15.73             N/A
  Accumulation units outstanding
  at the end of period                        14,296           14,067            3,517             N/A

JNL/MCM S&P(R) 10 Division NY I(446)

  Accumulation unit value:
    Beginning of period                       $13.07           $11.27           $10.50             N/A
    End of period                             $17.63           $13.07           $11.27             N/A
  Accumulation units outstanding
  at the end of period                        22,832           21,963             617              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(448)

  Accumulation unit value:
    Beginning of period                       $16.35           $14.48           $13.58             N/A
    End of period                             $17.39           $16.35           $14.48             N/A
  Accumulation units outstanding
  at the end of period                         2,040            2,490            2,018             N/A

JNL/MCM Consumer Brands Sector
Division(598)

  Accumulation unit value:
    Beginning of period                       $10.76            $9.89             N/A              N/A
    End of period                             $10.32           $10.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,894            1,902             N/A              N/A

JNL/MCM Technology Sector Division(576)

  Accumulation unit value:
    Beginning of period                        $5.66            $5.34             N/A              N/A
    End of period                              $5.70            $5.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                          523             7,179             N/A              N/A

JNL/MCM Healthcare Sector Division(526)

  Accumulation unit value:
    Beginning of period                       $10.65           $10.91             N/A              N/A
    End of period                             $11.27           $10.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,397            1,361             N/A              N/A

JNL/MCM Financial Sector Division(641)

  Accumulation unit value:
    Beginning of period                       $11.98           $10.68             N/A              N/A
    End of period                             $12.51           $11.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                          78               78               N/A              N/A

JNL/MCM Oil & Gas Sector Division(598)

  Accumulation unit value:
    Beginning of period                       $17.19           $14.11             N/A              N/A
    End of period                             $23.13           $17.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,142             128              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(436)

  Accumulation unit value:
    Beginning of period                       $11.83           $11.26           $10.79             N/A
    End of period                             $12.61           $11.83           $11.26             N/A
  Accumulation units outstanding
  at the end of period                        27,876           34,047           24,770             N/A

JNL/AIM Large Cap Growth Division(448)

  Accumulation unit value:
    Beginning of period                       $11.09           $10.25           $10.12             N/A
    End of period                             $11.70           $11.09           $10.25             N/A
  Accumulation units outstanding
  at the end of period                        10,583           12,111            6,998             N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.94             N/A              N/A              N/A
    End of period                             $11.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,058             N/A              N/A              N/A

JNL/MCM VIP Division(709)

  Accumulation unit value:
    Beginning of period                       $11.07           $10.48             N/A              N/A
    End of period                             $11.95           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,582            1,583             N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.48             N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          104              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(717)

  Accumulation unit value:
    Beginning of period                       $11.36           $11.04             N/A              N/A
    End of period                             $15.54           $11.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,435           26,628             N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 1.70%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(352)

  Accumulation unit value:
    Beginning of period                        $8.18            $7.48            $6.67             N/A
    End of period                              $8.39            $8.18            $7.48             N/A
  Accumulation units outstanding
  at the end of period                         6,172            6,351            3,418             N/A

JNL/FMR Capital Growth Division(205)

  Accumulation unit value:
    Beginning of period                       $20.41           $17.59           $13.19           $12.26
    End of period                             $21.30           $20.41           $17.59           $13.19
  Accumulation units outstanding
  at the end of period                         1,997            1,131             518              210

JNL/Select Large Cap Growth Division(629)

  Accumulation unit value:
    Beginning of period                       $25.37           $22.77             N/A              N/A
    End of period                             $26.11           $25.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,415             879              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(382)

  Accumulation unit value:
    Beginning of period                       $22.37           $20.52           $18.55             N/A
    End of period                             $23.16           $22.37           $20.52             N/A
  Accumulation units outstanding
  at the end of period                         4,964            5,054            3,591             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(398)

  Accumulation unit value:
    Beginning of period                       $19.62           $17.65           $15.76             N/A
    End of period                             $20.98           $19.62           $17.65             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A

JNL/Putnam Value Equity Division(352)

  Accumulation unit value:
    Beginning of period                       $19.26           $17.85           $16.31             N/A
    End of period                             $19.87           $19.26           $17.85             N/A
  Accumulation units outstanding
  at the end of period                         2,136            2,262            1,583             N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(248)

  Accumulation unit value:
    Beginning of period                         N/A            $15.11           $12.95           $12.95
    End of period                               N/A            $15.59           $15.11           $12.95
  Accumulation units outstanding
  at the end of period                          N/A               -              3,483             50

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(248)

  Accumulation unit value:
    Beginning of period                       $15.14           $14.83           $14.91           $14.91
    End of period                             $15.23           $15.14           $14.83           $14.91
  Accumulation units outstanding
  at the end of period                         7,447           17,746            1,691             109

JNL/Salomon Brothers Strategic
Bond Division(248)

  Accumulation unit value:
    Beginning of period                       $18.10           $17.22           $15.43           $15.43
    End of period                             $18.26           $18.10           $17.22           $15.43
  Accumulation units outstanding
  at the end of period                         7,523           14,634            1,252             42






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(352)

  Accumulation unit value:
    Beginning of period                       $25.05           $23.19           $20.79             N/A
    End of period                             $26.13           $25.05           $23.19             N/A
  Accumulation units outstanding
  at the end of period                         3,374            2,397            1,470             N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(343)

  Accumulation unit value:
    Beginning of period                       $32.55           $28.05           $24.14             N/A
    End of period                             $36.51           $32.55           $28.05             N/A
  Accumulation units outstanding
  at the end of period                         1,520            1,306             898              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division(343)

  Accumulation unit value:
    Beginning of period                       $16.99           $16.45           $14.43             N/A
    End of period                             $18.76           $16.99           $16.45             N/A
  Accumulation units outstanding
  at the end of period                         2,232            1,985             597              N/A

JNL/Eagle Core Equity Division(415)

  Accumulation unit value:
    Beginning of period                       $16.77           $16.04           $14.85             N/A
    End of period                             $17.04           $16.77           $16.04             N/A
  Accumulation units outstanding
  at the end of period                         2,840            2,896            1,126             N/A

JNL/Eagle SmallCap Equity Division(557)

  Accumulation unit value:
    Beginning of period                       $19.09           $17.48             N/A              N/A
    End of period                             $19.24           $19.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                          311              312              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(205)

  Accumulation unit value:
    Beginning of period                       $12.35           $11.47            $9.91            $9.31
    End of period                             $12.92           $12.35           $11.47            $9.91
  Accumulation units outstanding
  at the end of period                        54,564           54,745           21,620            1,641

JNL/S&P Managed Growth Division(284)

  Accumulation unit value:
    Beginning of period                       $12.65           $11.55            $9.14             N/A
    End of period                             $13.36           $12.65           $11.55             N/A
  Accumulation units outstanding
  at the end of period                        134,163          125,662          24,416             N/A

JNL/S&P Managed Aggressive Growth
Division(343)

  Accumulation unit value:
    Beginning of period                       $12.43           $11.22           $10.02             N/A
    End of period                             $13.25           $12.43           $11.22             N/A
  Accumulation units outstanding
  at the end of period                        172,255          175,852           6,876             N/A

JNL/S&P Very Aggressive Growth
Division I(343)

  Accumulation unit value:
    Beginning of period                         N/A            $10.83            $9.48             N/A
    End of period                               N/A            $11.06           $10.83             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               148              N/A

JNL/S&P Equity Growth Division I(361)

  Accumulation unit value:
    Beginning of period                         N/A            $10.11            $8.95             N/A
    End of period                               N/A            $10.28           $10.11             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              8,195             N/A

JNL/S&P Equity Aggressive Growth
Division I(361)

  Accumulation unit value:
    Beginning of period                         N/A            $10.34            $9.13             N/A
    End of period                               N/A            $10.54           $10.34             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             10,135             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(390)

  Accumulation unit value:
    Beginning of period                       $10.42            $9.63            $8.60             N/A
    End of period                             $10.69           $10.42            $9.63             N/A
  Accumulation units outstanding
  at the end of period                        32,201           38,263             530              N/A

JNL/MCM S&P 400 MidCap Index Division(382)

  Accumulation unit value:
    Beginning of period                       $12.75           $11.20            $9.58             N/A
    End of period                             $14.04           $12.75           $11.20             N/A
  Accumulation units outstanding
  at the end of period                        25,406           23,951             983              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(453)

  Accumulation unit value:
    Beginning of period                       $10.25            $8.51            $7.85             N/A
    End of period                             $11.95           $10.25            $8.51             N/A
  Accumulation units outstanding
  at the end of period                        13,395            1,464             255              N/A

JNL/PIMCO Total Return Bond Division(205)

  Accumulation unit value:
    Beginning of period                       $13.68           $13.33           $12.94           $12.62
    End of period                             $13.76           $13.68           $13.33           $12.94
  Accumulation units outstanding
  at the end of period                        29,135           27,825            8,556             407

JNL/MCM Small Cap Index Division(415)

  Accumulation unit value:
    Beginning of period                       $13.07           $11.32           $10.47             N/A
    End of period                             $13.39           $13.07           $11.32             N/A
  Accumulation units outstanding
  at the end of period                        15,282           15,249             360              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(579)

  Accumulation unit value:
    Beginning of period                       $13.48           $11.03             N/A              N/A
    End of period                             $15.02           $13.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,956           12,026             N/A              N/A

JNL/Lazard Small Cap Value Division(352)

  Accumulation unit value:
    Beginning of period                       $14.34           $12.64           $10.40             N/A
    End of period                             $14.75           $14.34           $12.64             N/A
  Accumulation units outstanding
  at the end of period                         2,809            2,952            2,134             N/A

JNL/Lazard Mid Cap Value Division(248)

  Accumulation unit value:
    Beginning of period                       $16.89           $13.78           $10.87           $10.87
    End of period                             $18.07           $16.89           $13.78           $10.87
  Accumulation units outstanding
  at the end of period                         5,132            4,331            1,870             60

JNL/MCM Bond Index Division(602)

  Accumulation unit value:
    Beginning of period                       $11.02           $10.64             N/A              N/A
    End of period                             $11.03           $11.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,509           11,543             N/A              N/A

JNL/S&P Core Index 100 Division(431)

  Accumulation unit value:
    Beginning of period                         N/A            $10.25            $9.74             N/A
    End of period                               N/A            $10.42           $10.25             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               11               N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.82           $12.47             N/A              N/A
    End of period                             $12.81           $12.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,614           23,731             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(612)

  Accumulation unit value:
    Beginning of period                         N/A             $9.99             N/A              N/A
    End of period                               N/A            $10.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(611)

  Accumulation unit value:
    Beginning of period                         N/A            $10.25             N/A              N/A
    End of period                               N/A            $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/MCM DowSM 10 Division NY I(334)

  Accumulation unit value:
    Beginning of period                       $13.98           $13.80           $11.09             N/A
    End of period                             $12.96           $13.98           $13.80             N/A
  Accumulation units outstanding
  at the end of period                        57,678           50,465           21,525             N/A

JNL/Putnam Midcap Growth Division(694)

  Accumulation unit value:
    Beginning of period                        $7.47            $6.77             N/A              N/A
    End of period                              $8.24            $7.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,955            3,269             N/A              N/A

JNL/T. Rowe Price Value Division(205)

  Accumulation unit value:
    Beginning of period                       $13.04           $11.51            $9.01            $7.84
    End of period                             $13.60           $13.04           $11.51            $9.01
  Accumulation units outstanding
  at the end of period                        12,531           13,295           10,689             656

JNL/FMR Balanced Division(248)

  Accumulation unit value:
    Beginning of period                       $10.05            $9.34            $8.36            $8.36
    End of period                             $10.88           $10.05            $9.34            $8.36
  Accumulation units outstanding
  at the end of period                         6,746            2,565            1,750             195






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(382)

  Accumulation unit value:
    Beginning of period                       $11.21            $9.67            $7.96             N/A
    End of period                             $12.54           $11.21            $9.67             N/A
  Accumulation units outstanding
  at the end of period                         4,773            3,495            1,403             N/A

JNL/Oppenheimer Growth Division(390)

  Accumulation unit value:
    Beginning of period                        $8.12            $7.92            $7.58             N/A
    End of period                              $8.71            $8.12            $7.92             N/A
  Accumulation units outstanding
  at the end of period                         2,017            2,018            1,007             N/A

JNL/MCM Global 15 Division NY I(334)

  Accumulation unit value:
    Beginning of period                       $15.44           $12.35            $9.90             N/A
    End of period                             $16.72           $15.44           $12.35             N/A
  Accumulation units outstanding
  at the end of period                        57,134           50,616             980              N/A

JNL/MCM 25 Division NY I(334)

  Accumulation unit value:
    Beginning of period                       $15.98           $13.33           $10.10             N/A
    End of period                             $15.23           $15.98           $13.33             N/A
  Accumulation units outstanding
  at the end of period                        49,843           45,686            1,225             N/A

JNL/MCM Select Small-Cap Division
NY I(334)

  Accumulation unit value:
    Beginning of period                       $17.34           $15.72           $11.84             N/A
    End of period                             $18.54           $17.34           $15.72             N/A
  Accumulation units outstanding
  at the end of period                        41,443           40,830             318              N/A

JNL/MCM S&P(R) 10 Division NY I(334)

  Accumulation unit value:
    Beginning of period                       $13.06           $11.26           $10.14             N/A
    End of period                             $17.61           $13.06           $11.26             N/A
  Accumulation units outstanding
  at the end of period                        53,311           43,378            2,116             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(427)

  Accumulation unit value:
    Beginning of period                       $16.33           $14.48           $13.18             N/A
    End of period                             $17.37           $16.33           $14.48             N/A
  Accumulation units outstanding
  at the end of period                         1,520             229              245              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division(692)

  Accumulation unit value:
    Beginning of period                        $5.65            $5.21             N/A              N/A
    End of period                              $5.69            $5.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                          95               96               N/A              N/A

JNL/MCM Healthcare Sector Division(579)

  Accumulation unit value:
    Beginning of period                       $10.63           $10.66             N/A              N/A
    End of period                             $11.25           $10.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,242           15,710             N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(582)

  Accumulation unit value:
    Beginning of period                       $17.16           $13.75             N/A              N/A
    End of period                             $23.08           $17.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,444             578              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector
Division(582)

  Accumulation unit value:
    Beginning of period                        $4.49            $3.94             N/A              N/A
    End of period                              $4.46            $4.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,008            1,008             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(352)

  Accumulation unit value:
    Beginning of period                       $11.82           $11.25            $9.50             N/A
    End of period                             $12.60           $11.82           $11.25             N/A
  Accumulation units outstanding
  at the end of period                         1,234            1,327            1,349             N/A

JNL/AIM Large Cap Growth Division(205)

  Accumulation unit value:
    Beginning of period                       $11.08           $10.25            $8.01            $7.85
    End of period                             $11.68           $11.08           $10.25            $8.01
  Accumulation units outstanding
  at the end of period                         1,706            1,797            1,749             409

JNL/AIM Real Estate Division(866)

  Accumulation unit value:
    Beginning of period                       $11.11             N/A              N/A              N/A
    End of period                             $11.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,975             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(928)

  Accumulation unit value:
    Beginning of period                       $10.31             N/A              N/A              N/A
    End of period                             $10.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          848              N/A              N/A              N/A

JNL/MCM JNL 5 Division(721)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.50             N/A              N/A
    End of period                             $11.86           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,936           11,472             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $11.11             N/A              N/A              N/A
    End of period                             $11.97             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,582             N/A              N/A              N/A

JNL/S&P Managed Moderate Division(714)

  Accumulation unit value:
    Beginning of period                       $10.50           $10.29             N/A              N/A
    End of period                             $10.84           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,581           23,389             N/A              N/A

JNL/S&P Managed Conservative Division(687)

  Accumulation unit value:
    Beginning of period                       $10.31            $9.94             N/A              N/A
    End of period                             $10.51           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/MCM Nasdaq 15 Division NY(692)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.14             N/A              N/A
    End of period                             $10.56           $10.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                          245              246              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(691)

  Accumulation unit value:
    Beginning of period                       $11.36            $9.76             N/A              N/A
    End of period                             $15.53           $11.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,204           11,515             N/A              N/A


Accumulation Unit Values
Contract with Endorsements - 1.745%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(694)

  Accumulation unit value:
    Beginning of period                       $22.28           $21.21             N/A              N/A
    End of period                             $23.06           $22.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                          60               60               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(631)

  Accumulation unit value:
    Beginning of period                         N/A            $15.13             N/A              N/A
    End of period                               N/A            $15.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(729)

  Accumulation unit value:
    Beginning of period                       $15.07           $15.08             N/A              N/A
    End of period                             $15.16           $15.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,123            2,857             N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(605)

  Accumulation unit value:
    Beginning of period                       $24.94           $23.43             N/A              N/A
    End of period                             $26.01           $24.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                          455              455              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(631)

  Accumulation unit value:
    Beginning of period                       $32.38           $27.98             N/A              N/A
    End of period                             $36.31           $32.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,488            1,221             N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division(645)

  Accumulation unit value:
    Beginning of period                       $16.91           $14.95             N/A              N/A
    End of period                             $18.66           $16.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                          170              171              N/A              N/A

JNL/Eagle Core Equity Division(631)

  Accumulation unit value:
    Beginning of period                       $16.70           $15.12             N/A              N/A
    End of period                             $16.97           $16.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,258            2,243             N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(618)

  Accumulation unit value:
    Beginning of period                       $12.32           $11.37             N/A              N/A
    End of period                             $12.89           $12.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                        43,607           10,292             N/A              N/A

JNL/S&P Managed Growth Division(605)

  Accumulation unit value:
    Beginning of period                       $12.61           $11.73             N/A              N/A
    End of period                             $13.32           $12.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                        56,311           49,016             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(598)

  Accumulation unit value:
    Beginning of period                       $12.39           $11.26             N/A              N/A
    End of period                             $13.21           $12.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                          874              779              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(629)

  Accumulation unit value:
    Beginning of period                       $10.41            $9.48             N/A              N/A
    End of period                             $10.68           $10.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,162             856              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                       $12.08             N/A              N/A              N/A
    End of period                             $14.01             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(605)

  Accumulation unit value:
    Beginning of period                       $13.64           $13.14             N/A              N/A
    End of period                             $13.72           $13.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,149            3,470             N/A              N/A

JNL/MCM Small Cap Index Division(646)

  Accumulation unit value:
    Beginning of period                       $13.05           $10.94             N/A              N/A
    End of period                             $13.36           $13.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                          293              33               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(629)

  Accumulation unit value:
    Beginning of period                       $13.50           $11.39             N/A              N/A
    End of period                             $15.04           $13.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                          142              121              N/A              N/A

JNL/Lazard Small Cap Value Division(733)

  Accumulation unit value:
    Beginning of period                       $14.29           $14.12             N/A              N/A
    End of period                             $14.69           $14.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                          315              21               N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                       $15.98             N/A              N/A              N/A
    End of period                             $18.01             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          907              N/A              N/A              N/A

JNL/MCM Bond Index Division(620)

  Accumulation unit value:
    Beginning of period                       $11.00           $10.81             N/A              N/A
    End of period                             $11.01           $11.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,844            1,820             N/A              N/A

JNL/S&P Core Index 100 Division(605)

  Accumulation unit value:
    Beginning of period                         N/A            $10.38             N/A              N/A
    End of period                               N/A            $10.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.78           $12.43             N/A              N/A
    End of period                             $12.77           $12.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,603            6,509             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(618)

  Accumulation unit value:
    Beginning of period                       $13.96           $12.97             N/A              N/A
    End of period                             $12.94           $13.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,994            4,666             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(694)

  Accumulation unit value:
    Beginning of period                       $13.01           $11.96             N/A              N/A
    End of period                             $13.57           $13.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                          855              855              N/A              N/A

JNL/FMR Balanced Division(694)

  Accumulation unit value:
    Beginning of period                       $10.03            $9.45             N/A              N/A
    End of period                             $10.85           $10.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                          135              135              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(618)

  Accumulation unit value:
    Beginning of period                       $11.20            $9.54             N/A              N/A
    End of period                             $12.52           $11.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,184            4,028             N/A              N/A

JNL/Oppenheimer Growth Division(629)

  Accumulation unit value:
    Beginning of period                        $8.12            $7.45             N/A              N/A
    End of period                              $8.72            $8.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                          72               25               N/A              N/A

JNL/MCM Global 15 Division NY I(620)

  Accumulation unit value:
    Beginning of period                       $15.43           $12.83             N/A              N/A
    End of period                             $16.70           $15.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,691            4,756             N/A              N/A

JNL/MCM 25 Division NY I(620)

  Accumulation unit value:
    Beginning of period                       $15.96           $14.11             N/A              N/A
    End of period                             $15.21           $15.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,154            4,315             N/A              N/A

JNL/MCM Select Small-Cap Division
NY I(618)

  Accumulation unit value:
    Beginning of period                       $17.33           $14.95             N/A              N/A
    End of period                             $18.52           $17.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,877            2,865             N/A              N/A

JNL/MCM S&P(R) 10 Division NY I(620)

  Accumulation unit value:
    Beginning of period                       $13.04           $11.10             N/A              N/A
    End of period                             $17.58           $13.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,965            5,406             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division(618)

  Accumulation unit value:
    Beginning of period                        $5.63            $5.08             N/A              N/A
    End of period                              $5.67            $5.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                          183              215              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                       $10.90             N/A              N/A              N/A
    End of period                             $11.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          54               N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $19.89             N/A              N/A              N/A
    End of period                             $23.01             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          470              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $11.24             N/A              N/A              N/A
    End of period                             $12.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          268              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division(605)

  Accumulation unit value:
    Beginning of period                       $11.06           $10.68             N/A              N/A
    End of period                             $11.66           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                          320              294              N/A              N/A

JNL/AIM Real Estate Division(975)

  Accumulation unit value:
    Beginning of period                       $11.53             N/A              N/A              N/A
    End of period                             $11.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          66               N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(697)

  Accumulation unit value:
    Beginning of period                       $10.90            $9.99             N/A              N/A
    End of period                             $11.85           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,303           10,715             N/A              N/A

JNL/MCM VIP Division(733)

  Accumulation unit value:
    Beginning of period                       $11.07           $11.01             N/A              N/A
    End of period                             $11.94           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                          698              515              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division(729)

  Accumulation unit value:
    Beginning of period                       $10.31           $10.25             N/A              N/A
    End of period                             $10.51           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,748            6,400             N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                        $9.29             N/A              N/A              N/A
    End of period                             $10.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,615             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                       $12.35             N/A              N/A              N/A
    End of period                             $15.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,206             N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 1.75%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(377)

  Accumulation unit value:
    Beginning of period                        $8.16            $7.46            $6.65             N/A
    End of period                              $8.36            $8.16            $7.46             N/A
  Accumulation units outstanding
  at the end of period                        30,940           25,077           24,593             N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                       $19.76             N/A              N/A              N/A
    End of period                             $21.19             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          506              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $23.55             N/A              N/A              N/A
    End of period                             $25.97             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          16               N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(368)

  Accumulation unit value:
    Beginning of period                       $22.26           $20.43           $18.78             N/A
    End of period                             $23.04           $22.26           $20.43             N/A
  Accumulation units outstanding
  at the end of period                        14,338            6,908            5,176             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(396)

  Accumulation unit value:
    Beginning of period                       $19.52           $17.58           $15.62             N/A
    End of period                             $20.86           $19.52           $17.58             N/A
  Accumulation units outstanding
  at the end of period                         1,520            1,546            1,574             N/A

JNL/Putnam Value Equity Division(395)

  Accumulation unit value:
    Beginning of period                       $19.17           $17.77           $16.10             N/A
    End of period                             $19.76           $19.17           $17.77             N/A
  Accumulation units outstanding
  at the end of period                         2,329            2,298            1,267             N/A

JNL/Select Money Market Division(408)

  Accumulation unit value:
    Beginning of period                       $11.83           $11.94           $11.99             N/A
    End of period                             $11.94           $11.83           $11.94             N/A
  Accumulation units outstanding
  at the end of period                         2,619           22,349            1,042             N/A

JNL/PPM America High Yield Bond
Division(328)

  Accumulation unit value:
    Beginning of period                         N/A            $15.04           $13.98             N/A
    End of period                               N/A            $15.51           $15.04             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             14,443             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(359)

  Accumulation unit value:
    Beginning of period                       $15.07           $14.76           $15.24             N/A
    End of period                             $15.15           $15.07           $14.76             N/A
  Accumulation units outstanding
  at the end of period                        28,725            7,399            5,863             N/A

JNL/Salomon Brothers Strategic
Bond Division(398)

  Accumulation unit value:
    Beginning of period                       $18.01           $17.14           $16.35             N/A
    End of period                             $18.16           $18.01           $17.14             N/A
  Accumulation units outstanding
  at the end of period                        27,646            5,284            3,657             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(375)

  Accumulation unit value:
    Beginning of period                       $24.93           $23.09           $20.54             N/A
    End of period                             $25.99           $24.93           $23.09             N/A
  Accumulation units outstanding
  at the end of period                         1,825            1,338            1,097             N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(339)

  Accumulation unit value:
    Beginning of period                       $32.37           $27.91           $23.49             N/A
    End of period                             $36.29           $32.37           $27.91             N/A
  Accumulation units outstanding
  at the end of period                         6,503            4,950            4,327             N/A

JNL/JPMorgan International Equity
Division(335)

  Accumulation unit value:
    Beginning of period                       $13.03           $11.40            $9.32             N/A
    End of period                             $14.18           $13.03           $11.40             N/A
  Accumulation units outstanding
  at the end of period                         2,275             890              685              N/A

JNL/Alger Growth Division(402)

  Accumulation unit value:
    Beginning of period                       $16.90           $16.37           $15.14             N/A
    End of period                             $18.65           $16.90           $16.37             N/A
  Accumulation units outstanding
  at the end of period                         1,655            1,740             333              N/A

JNL/Eagle Core Equity Division(328)

  Accumulation unit value:
    Beginning of period                       $16.70           $15.98           $13.92             N/A
    End of period                             $16.96           $16.70           $15.98             N/A
  Accumulation units outstanding
  at the end of period                         4,534            4,680            4,392             N/A

JNL/Eagle SmallCap Equity Division(375)

  Accumulation unit value:
    Beginning of period                       $19.01           $16.29           $14.23             N/A
    End of period                             $19.15           $19.01           $16.29             N/A
  Accumulation units outstanding
  at the end of period                        14,900            2,791            2,791             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(328)

  Accumulation unit value:
    Beginning of period                       $12.31           $11.43           $10.37             N/A
    End of period                             $12.88           $12.31           $11.43             N/A
  Accumulation units outstanding
  at the end of period                        357,310          54,765           48,504             N/A

JNL/S&P Managed Growth Division(348)

  Accumulation unit value:
    Beginning of period                       $12.61           $11.52           $10.56             N/A
    End of period                             $13.31           $12.61           $11.52             N/A
  Accumulation units outstanding
  at the end of period                        411,413          243,138          159,605            N/A

JNL/S&P Managed Aggressive Growth
Division(358)

  Accumulation unit value:
    Beginning of period                       $12.38           $11.19            $9.89             N/A
    End of period                             $13.20           $12.38           $11.19             N/A
  Accumulation units outstanding
  at the end of period                        81,440           57,474           13,771             N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(339)

  Accumulation unit value:
    Beginning of period                         N/A            $10.08            $8.69             N/A
    End of period                               N/A            $10.25           $10.08             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             15,545             N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(335)

  Accumulation unit value:
    Beginning of period                       $10.40            $9.62            $8.26             N/A
    End of period                             $10.67           $10.40            $9.62             N/A
  Accumulation units outstanding
  at the end of period                        116,125          76,446           57,273             N/A

JNL/MCM S&P 400 MidCap Index Division(363)

  Accumulation unit value:
    Beginning of period                       $12.73           $11.19            $9.68             N/A
    End of period                             $14.01           $12.73           $11.19             N/A
  Accumulation units outstanding
  at the end of period                        91,031           43,998           28,009             N/A

JNL/Alliance Capital Growth Division(402)

  Accumulation unit value:
    Beginning of period                        $9.69            $9.28            $8.88             N/A
    End of period                              $8.80            $9.69            $9.28             N/A
  Accumulation units outstanding
  at the end of period                           -               401              146              N/A

JNL/JPMorgan International Value
Division(383)

  Accumulation unit value:
    Beginning of period                       $10.22            $8.49            $6.80             N/A
    End of period                             $11.91           $10.22            $8.49             N/A
  Accumulation units outstanding
  at the end of period                        38,621            8,557            7,743             N/A

JNL/PIMCO Total Return Bond Division(330)

  Accumulation unit value:
    Beginning of period                       $13.64           $13.29           $13.38             N/A
    End of period                             $13.71           $13.64           $13.29             N/A
  Accumulation units outstanding
  at the end of period                        90,661           21,529            9,226             N/A

JNL/MCM Small Cap Index Division(343)

  Accumulation unit value:
    Beginning of period                       $13.05           $11.31            $9.27             N/A
    End of period                             $13.36           $13.05           $11.31             N/A
  Accumulation units outstanding
  at the end of period                        49,397           37,063           26,006             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(363)

  Accumulation unit value:
    Beginning of period                       $13.46           $11.46            $9.50             N/A
    End of period                             $14.99           $13.46           $11.46             N/A
  Accumulation units outstanding
  at the end of period                        79,324           30,667           18,842             N/A

JNL/Lazard Small Cap Value Division(335)

  Accumulation unit value:
    Beginning of period                       $14.29           $12.60            $9.92             N/A
    End of period                             $14.69           $14.29           $12.60             N/A
  Accumulation units outstanding
  at the end of period                         7,546            5,239            3,475             N/A

JNL/Lazard Mid Cap Value Division(335)

  Accumulation unit value:
    Beginning of period                       $16.84           $13.74           $11.50             N/A
    End of period                             $18.00           $16.84           $13.74             N/A
  Accumulation units outstanding
  at the end of period                        30,964            8,270            7,631             N/A

JNL/MCM Bond Index Division(343)

  Accumulation unit value:
    Beginning of period                       $11.00           $10.80           $10.98             N/A
    End of period                             $11.01           $11.00           $10.80             N/A
  Accumulation units outstanding
  at the end of period                        76,858            2,356             397              N/A

JNL/S&P Core Index 100 Division(343)

  Accumulation unit value:
    Beginning of period                         N/A            $10.22            $9.30             N/A
    End of period                               N/A            $10.38           $10.22             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              5,287             N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.77           $12.42             N/A              N/A
    End of period                             $12.76           $12.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                        81,688           22,504             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(417)

  Accumulation unit value:
    Beginning of period                         N/A             $9.92            $9.02             N/A
    End of period                               N/A            $10.09            $9.92             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              5,278             N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(319)

  Accumulation unit value:
    Beginning of period                       $13.96           $13.79           $10.72             N/A
    End of period                             $12.94           $13.96           $13.79             N/A
  Accumulation units outstanding
  at the end of period                        109,123          26,311           15,692             N/A

JNL/Putnam Midcap Growth Division(335)

  Accumulation unit value:
    Beginning of period                        $7.46            $6.40            $5.40             N/A
    End of period                              $8.21            $7.46            $6.40             N/A
  Accumulation units outstanding
  at the end of period                        29,981           30,129           25,544             N/A

JNL/T. Rowe Price Value Division(328)

  Accumulation unit value:
    Beginning of period                       $13.01           $11.49            $9.32             N/A
    End of period                             $13.57           $13.01           $11.49             N/A
  Accumulation units outstanding
  at the end of period                        18,930           13,744           12,454             N/A

JNL/FMR Balanced Division(386)

  Accumulation unit value:
    Beginning of period                       $10.03            $9.33            $8.64             N/A
    End of period                             $10.85           $10.03            $9.33             N/A
  Accumulation units outstanding
  at the end of period                        46,520           20,176           20,174             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(387)

  Accumulation unit value:
    Beginning of period                       $11.19            $9.66            $7.89             N/A
    End of period                             $12.51           $11.19            $9.66             N/A
  Accumulation units outstanding
  at the end of period                        34,906           11,814            6,967             N/A

JNL/Oppenheimer Growth Division(402)

  Accumulation unit value:
    Beginning of period                        $8.10            $7.91            $7.90             N/A
    End of period                              $8.69            $8.10            $7.91             N/A
  Accumulation units outstanding
  at the end of period                         8,985            8,801            8,354             N/A

JNL/MCM Global 15 Division NY I(319)

  Accumulation unit value:
    Beginning of period                       $15.43           $12.34            $9.20             N/A
    End of period                             $16.69           $15.43           $12.34             N/A
  Accumulation units outstanding
  at the end of period                        97,721           24,249           14,171             N/A

JNL/MCM 25 Division NY I(319)

  Accumulation unit value:
    Beginning of period                       $15.96           $13.32            $9.89             N/A
    End of period                             $15.21           $15.96           $13.32             N/A
  Accumulation units outstanding
  at the end of period                        116,261          25,302           16,129             N/A

JNL/MCM Select Small-Cap Division
NY I(319)

  Accumulation unit value:
    Beginning of period                       $17.32           $15.71           $11.37             N/A
    End of period                             $18.51           $17.32           $15.71             N/A
  Accumulation units outstanding
  at the end of period                        83,264           19,258           12,056             N/A

JNL/MCM S&P(R) 10 Division NY I(319)

  Accumulation unit value:
    Beginning of period                       $13.04           $11.25            $9.63             N/A
    End of period                             $17.58           $13.04           $11.25             N/A
  Accumulation units outstanding
  at the end of period                        97,889           28,372           19,144             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(387)

  Accumulation unit value:
    Beginning of period                       $16.32           $14.47           $12.46             N/A
    End of period                             $17.34           $16.32           $14.47             N/A
  Accumulation units outstanding
  at the end of period                         9,948            4,952            3,841             N/A

JNL/MCM Consumer Brands Sector
Division(698)

  Accumulation unit value:
    Beginning of period                       $10.71           $10.17             N/A              N/A
    End of period                             $10.27           $10.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,092            1,154             N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                        $5.24             N/A              N/A              N/A
    End of period                              $5.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,397             N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(533)

  Accumulation unit value:
    Beginning of period                       $10.61           $10.65             N/A              N/A
    End of period                             $11.22           $10.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,444            1,717             N/A              N/A

JNL/MCM Financial Sector Division(707)

  Accumulation unit value:
    Beginning of period                       $11.92           $11.52             N/A              N/A
    End of period                             $12.43           $11.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,687             964              N/A              N/A

JNL/MCM Oil & Gas Sector Division(581)

  Accumulation unit value:
    Beginning of period                       $17.11           $13.77             N/A              N/A
    End of period                             $23.00           $17.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,209             784              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector
Division(698)

  Accumulation unit value:
    Beginning of period                        $4.48            $4.28             N/A              N/A
    End of period                              $4.44            $4.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                          474              191              N/A              N/A

JNL/AIM Premier Equity II Division(415)

  Accumulation unit value:
    Beginning of period                         N/A             $9.36            $8.73             N/A
    End of period                               N/A             $9.15            $9.36             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               190              N/A

JNL/AIM Small Cap Growth Division(335)

  Accumulation unit value:
    Beginning of period                       $11.80           $11.24            $9.02             N/A
    End of period                             $12.57           $11.80           $11.24             N/A
  Accumulation units outstanding
  at the end of period                        16,555           14,207           13,267             N/A

JNL/AIM Large Cap Growth Division(339)

  Accumulation unit value:
    Beginning of period                       $11.06           $10.23            $8.90             N/A
    End of period                             $11.66           $11.06           $10.23             N/A
  Accumulation units outstanding
  at the end of period                        16,608           15,628           14,143             N/A

JNL/AIM Real Estate Division(828)

  Accumulation unit value:
    Beginning of period                       $10.15             N/A              N/A              N/A
    End of period                             $11.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,731             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(853)

  Accumulation unit value:
    Beginning of period                       $10.75             N/A              N/A              N/A
    End of period                             $11.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,041             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(853)

  Accumulation unit value:
    Beginning of period                       $10.57             N/A              N/A              N/A
    End of period                             $10.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,084             N/A              N/A              N/A

JNL/MCM JNL 5 Division(684)

  Accumulation unit value:
    Beginning of period                       $10.90            $9.76             N/A              N/A
    End of period                             $11.85           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        871,347          37,661             N/A              N/A

JNL/MCM VIP Division(701)

  Accumulation unit value:
    Beginning of period                       $11.07           $10.41             N/A              N/A
    End of period                             $11.94           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        50,242             392              N/A              N/A

JNL/S&P Managed Moderate Division(692)

  Accumulation unit value:
    Beginning of period                       $10.50           $10.00             N/A              N/A
    End of period                             $10.83           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        256,536          55,378             N/A              N/A

JNL/S&P Managed Conservative Division(704)

  Accumulation unit value:
    Beginning of period                       $10.31           $10.18             N/A              N/A
    End of period                             $10.51           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        68,928           64,639             N/A              N/A

JNL/MCM Nasdaq 15 Division NY(703)

  Accumulation unit value:
    Beginning of period                       $10.83           $10.34             N/A              N/A
    End of period                             $10.55           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,395            1,707             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(689)

  Accumulation unit value:
    Beginning of period                       $11.36            $9.54             N/A              N/A
    End of period                             $15.52           $11.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        144,177           6,806             N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 1.77%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(653)

  Accumulation unit value:
    Beginning of period                        $8.15            $7.41             N/A              N/A
    End of period                              $8.35            $8.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,173            9,360             N/A              N/A

JNL/FMR Capital Growth Division(695)

  Accumulation unit value:
    Beginning of period                       $20.27           $18.14             N/A              N/A
    End of period                             $21.15           $20.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                          221              278              N/A              N/A

JNL/Select Large Cap Growth Division(617)

  Accumulation unit value:
    Beginning of period                       $25.20           $23.36             N/A              N/A
    End of period                             $25.91           $25.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,031             705              N/A              N/A

JNL/Select Global Growth Division(614)

  Accumulation unit value:
    Beginning of period                       $22.40           $20.40             N/A              N/A
    End of period                             $22.43           $22.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                          614              616              N/A              N/A

JNL/Select Balanced Division(584)

  Accumulation unit value:
    Beginning of period                       $22.22           $20.19             N/A              N/A
    End of period                             $22.99           $22.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,471           13,905             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                       $19.98             N/A              N/A              N/A
    End of period                             $20.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          82               N/A              N/A              N/A

JNL/Putnam Value Equity Division(672)

  Accumulation unit value:
    Beginning of period                       $19.13           $17.65             N/A              N/A
    End of period                             $19.73           $19.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                          85               58               N/A              N/A

JNL/Select Money Market Division(591)

  Accumulation unit value:
    Beginning of period                       $11.81           $11.86             N/A              N/A
    End of period                             $11.92           $11.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,189            3,533             N/A              N/A

JNL/PPM America High Yield Bond
Division(591)

  Accumulation unit value:
    Beginning of period                         N/A            $14.77             N/A              N/A
    End of period                               N/A            $15.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(636)

  Accumulation unit value:
    Beginning of period                       $15.04           $14.82             N/A              N/A
    End of period                             $15.12           $15.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,612            1,141             N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(689)

  Accumulation unit value:
    Beginning of period                       $17.98           $17.64             N/A              N/A
    End of period                             $18.12           $17.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,271             270              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(591)

  Accumulation unit value:
    Beginning of period                       $24.54           $23.15             N/A              N/A
    End of period                             $25.58           $24.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,084            2,454             N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(593)

  Accumulation unit value:
    Beginning of period                       $32.30           $28.89             N/A              N/A
    End of period                             $36.21           $32.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,832            2,307             N/A              N/A

JNL/JPMorgan International Equity
Division(593)

  Accumulation unit value:
    Beginning of period                       $13.01           $11.32             N/A              N/A
    End of period                             $14.15           $13.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                          461              341              N/A              N/A

JNL/Alger Growth Division(614)

  Accumulation unit value:
    Beginning of period                       $16.87           $15.77             N/A              N/A
    End of period                             $18.61           $16.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,133            1,908             N/A              N/A

JNL/Eagle Core Equity Division(624)

  Accumulation unit value:
    Beginning of period                       $16.67           $15.02             N/A              N/A
    End of period                             $16.93           $16.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,953             814              N/A              N/A

JNL/Eagle SmallCap Equity Division(647)

  Accumulation unit value:
    Beginning of period                       $18.98           $15.66             N/A              N/A
    End of period                             $19.12           $18.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                          987             1,201             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(591)

  Accumulation unit value:
    Beginning of period                       $12.22           $11.42             N/A              N/A
    End of period                             $12.77           $12.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                        93,449            8,634             N/A              N/A

JNL/S&P Managed Growth Division(584)

  Accumulation unit value:
    Beginning of period                       $12.59           $11.30             N/A              N/A
    End of period                             $13.29           $12.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                        85,610           59,686             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(598)

  Accumulation unit value:
    Beginning of period                       $12.37           $11.25             N/A              N/A
    End of period                             $13.18           $12.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                        35,091           71,334             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(614)

  Accumulation unit value:
    Beginning of period                         N/A            $10.82             N/A              N/A
    End of period                               N/A            $11.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(594)

  Accumulation unit value:
    Beginning of period                         N/A            $10.35             N/A              N/A
    End of period                               N/A            $10.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(620)

  Accumulation unit value:
    Beginning of period                         N/A            $10.24             N/A              N/A
    End of period                               N/A            $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(584)

  Accumulation unit value:
    Beginning of period                       $10.40            $9.42             N/A              N/A
    End of period                             $10.66           $10.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        39,047           23,079             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(637)

  Accumulation unit value:
    Beginning of period                       $12.72           $10.82             N/A              N/A
    End of period                             $14.00           $12.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,165            5,462             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(647)

  Accumulation unit value:
    Beginning of period                       $10.20            $8.61             N/A              N/A
    End of period                             $11.89           $10.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,850            4,823             N/A              N/A

JNL/PIMCO Total Return Bond Division(614)

  Accumulation unit value:
    Beginning of period                       $13.62           $13.26             N/A              N/A
    End of period                             $13.69           $13.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                        98,419           11,878             N/A              N/A

JNL/MCM Small Cap Index Division(636)

  Accumulation unit value:
    Beginning of period                       $13.04           $10.44             N/A              N/A
    End of period                             $13.35           $13.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,101            4,074             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(638)

  Accumulation unit value:
    Beginning of period                       $13.45           $11.24             N/A              N/A
    End of period                             $14.97           $13.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,242            3,996             N/A              N/A

JNL/Lazard Small Cap Value Division(714)

  Accumulation unit value:
    Beginning of period                       $14.28           $13.99             N/A              N/A
    End of period                             $14.68           $14.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,455              5               N/A              N/A

JNL/Lazard Mid Cap Value Division(624)

  Accumulation unit value:
    Beginning of period                       $16.81           $14.50             N/A              N/A
    End of period                             $17.97           $16.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,899            1,606             N/A              N/A

JNL/MCM Bond Index Division(643)

  Accumulation unit value:
    Beginning of period                       $10.99           $10.90             N/A              N/A
    End of period                             $11.00           $10.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,567            9,257             N/A              N/A

JNL/S&P Core Index 100 Division(584)

  Accumulation unit value:
    Beginning of period                         N/A            $10.03             N/A              N/A
    End of period                               N/A            $10.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.76           $12.41             N/A              N/A
    End of period                             $12.74           $12.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,260           86,201             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(654)

  Accumulation unit value:
    Beginning of period                         N/A             $9.86             N/A              N/A
    End of period                               N/A            $10.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(635)

  Accumulation unit value:
    Beginning of period                         N/A             $9.67             N/A              N/A
    End of period                               N/A            $10.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/MCM DowSM 10 Division NY I(584)

  Accumulation unit value:
    Beginning of period                       $13.95           $12.89             N/A              N/A
    End of period                             $12.93           $13.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,696            7,983             N/A              N/A

JNL/Putnam Midcap Growth Division(672)

  Accumulation unit value:
    Beginning of period                        $7.45            $6.55             N/A              N/A
    End of period                              $8.20            $7.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,052             157              N/A              N/A

JNL/T. Rowe Price Value Division(591)

  Accumulation unit value:
    Beginning of period                       $12.65           $11.66             N/A              N/A
    End of period                             $13.20           $12.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,706           18,685             N/A              N/A

JNL/FMR Balanced Division(584)

  Accumulation unit value:
    Beginning of period                       $10.02            $9.05             N/A              N/A
    End of period                             $10.84           $10.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,751           14,985             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(591)

  Accumulation unit value:
    Beginning of period                       $10.92            $9.75             N/A              N/A
    End of period                             $12.21           $10.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,805            3,244             N/A              N/A

JNL/Oppenheimer Growth Division(593)

  Accumulation unit value:
    Beginning of period                        $8.09            $8.03             N/A              N/A
    End of period                              $8.68            $8.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,053             619              N/A              N/A

JNL/MCM Global 15 Division NY I(584)

  Accumulation unit value:
    Beginning of period                       $15.42           $12.29             N/A              N/A
    End of period                             $16.68           $15.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,743           12,800             N/A              N/A

JNL/MCM 25 Division NY I(633)

  Accumulation unit value:
    Beginning of period                       $15.95           $14.08             N/A              N/A
    End of period                             $15.20           $15.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,308           16,724             N/A              N/A

JNL/MCM Select Small-Cap Division
NY I(640)

  Accumulation unit value:
    Beginning of period                       $17.31           $13.01             N/A              N/A
    End of period                             $18.50           $17.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,399            4,789             N/A              N/A

JNL/MCM S&P(R) 10 Division NY I(606)

  Accumulation unit value:
    Beginning of period                       $13.03           $11.62             N/A              N/A
    End of period                             $17.57           $13.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                        32,847           11,494             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(620)

  Accumulation unit value:
    Beginning of period                       $16.31           $14.69             N/A              N/A
    End of period                             $17.33           $16.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,362            3,085             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                       $10.22             N/A              N/A              N/A
    End of period                             $10.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          403              N/A              N/A              N/A

JNL/MCM Technology Sector Division(636)

  Accumulation unit value:
    Beginning of period                        $5.62            $4.79             N/A              N/A
    End of period                              $5.66            $5.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                          159              160              N/A              N/A

JNL/MCM Healthcare Sector Division(614)

  Accumulation unit value:
    Beginning of period                       $10.59           $10.35             N/A              N/A
    End of period                             $11.20           $10.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,072             886              N/A              N/A

JNL/MCM Financial Sector Division(636)

  Accumulation unit value:
    Beginning of period                       $11.90           $10.41             N/A              N/A
    End of period                             $12.38           $11.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                          29               30               N/A              N/A

JNL/MCM Oil & Gas Sector Division(714)

  Accumulation unit value:
    Beginning of period                       $17.09           $17.52             N/A              N/A
    End of period                             $22.98           $17.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,274              4               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(620)

  Accumulation unit value:
    Beginning of period                       $11.79           $10.59             N/A              N/A
    End of period                             $12.56           $11.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,331            1,478             N/A              N/A

JNL/AIM Large Cap Growth Division(614)

  Accumulation unit value:
    Beginning of period                       $11.05           $10.41             N/A              N/A
    End of period                             $11.65           $11.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,056            3,872             N/A              N/A

JNL/AIM Real Estate Division(923)

  Accumulation unit value:
    Beginning of period                       $11.04             N/A              N/A              N/A
    End of period                             $11.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          839              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(944)

  Accumulation unit value:
    Beginning of period                       $10.69             N/A              N/A              N/A
    End of period                             $10.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          153              N/A              N/A              N/A

JNL/MCM JNL 5 Division(709)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.40             N/A              N/A
    End of period                             $11.85           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        202,746          15,926             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $10.52             N/A              N/A              N/A
    End of period                             $11.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,603             N/A              N/A              N/A

JNL/S&P Managed Moderate Division(679)

  Accumulation unit value:
    Beginning of period                       $10.50            $9.96             N/A              N/A
    End of period                             $10.83           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        79,016            2,142             N/A              N/A

JNL/S&P Managed Conservative Division(716)

  Accumulation unit value:
    Beginning of period                       $10.31           $10.20             N/A              N/A
    End of period                             $10.50           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,887            1,014             N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                        $9.98             N/A              N/A              N/A
    End of period                             $10.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,401             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(693)

  Accumulation unit value:
    Beginning of period                       $11.36           $10.08             N/A              N/A
    End of period                             $15.52           $11.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        70,101             169              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 1.795%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(358)

  Accumulation unit value:
    Beginning of period                        $8.14            $7.45            $6.53             N/A
    End of period                              $8.34            $8.14            $7.45             N/A
  Accumulation units outstanding
  at the end of period                         2,189            2,103            1,220             N/A

JNL/FMR Capital Growth Division(309)

  Accumulation unit value:
    Beginning of period                       $20.22           $17.45           $13.54             N/A
    End of period                             $21.09           $20.22           $17.45             N/A
  Accumulation units outstanding
  at the end of period                          452              452              453              N/A

JNL/Select Large Cap Growth Division(350)

  Accumulation unit value:
    Beginning of period                       $25.14           $22.92           $20.77             N/A
    End of period                             $25.85           $25.14           $22.92             N/A
  Accumulation units outstanding
  at the end of period                          357              399              357              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(309)

  Accumulation unit value:
    Beginning of period                       $22.17           $20.36           $17.05             N/A
    End of period                             $22.93           $22.17           $20.36             N/A
  Accumulation units outstanding
  at the end of period                        11,692           10,089           10,602             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(309)

  Accumulation unit value:
    Beginning of period                       $19.44           $17.51           $14.03             N/A
    End of period                             $20.76           $19.44           $17.51             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A

JNL/Putnam Value Equity Division(309)

  Accumulation unit value:
    Beginning of period                       $19.09           $17.70           $14.22             N/A
    End of period                             $19.67           $19.09           $17.70             N/A
  Accumulation units outstanding
  at the end of period                        10,405            5,953            6,369             N/A

JNL/Select Money Market Division(315)

  Accumulation unit value:
    Beginning of period                       $11.78           $11.90           $12.01             N/A
    End of period                             $11.88           $11.78           $11.90             N/A
  Accumulation units outstanding
  at the end of period                        41,654            8,354            4,853             N/A

JNL/PPM America High Yield Bond
Division(307)

  Accumulation unit value:
    Beginning of period                         N/A            $14.98           $13.55             N/A
    End of period                               N/A            $15.45           $14.98             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             45,239             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(255)

  Accumulation unit value:
    Beginning of period                       $15.00           $14.71           $14.73             N/A
    End of period                             $15.08           $15.00           $14.71             N/A
  Accumulation units outstanding
  at the end of period                         9,463            6,403            6,931             N/A

JNL/Salomon Brothers Strategic
Bond Division(317)

  Accumulation unit value:
    Beginning of period                       $17.94           $17.09           $16.26             N/A
    End of period                             $18.09           $17.94           $17.09             N/A
  Accumulation units outstanding
  at the end of period                         6,263            9,254           10,695             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(328)

  Accumulation unit value:
    Beginning of period                       $24.83           $23.00           $19.47             N/A
    End of period                             $25.87           $24.83           $23.00             N/A
  Accumulation units outstanding
  at the end of period                        11,836           10,825           11,333             N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(334)

  Accumulation unit value:
    Beginning of period                       $32.22           $27.79           $22.35             N/A
    End of period                             $36.11           $32.22           $27.79             N/A
  Accumulation units outstanding
  at the end of period                         6,562            5,536            6,035             N/A

JNL/JPMorgan International Equity
Division(334)

  Accumulation unit value:
    Beginning of period                       $12.98           $11.36            $9.26             N/A
    End of period                             $14.11           $12.98           $11.36             N/A
  Accumulation units outstanding
  at the end of period                         4,361            2,143             352              N/A

JNL/Alger Growth Division(334)

  Accumulation unit value:
    Beginning of period                       $16.83           $16.31           $13.48             N/A
    End of period                             $18.56           $16.83           $16.31             N/A
  Accumulation units outstanding
  at the end of period                        10,027            9,248            7,974             N/A

JNL/Eagle Core Equity Division(326)

  Accumulation unit value:
    Beginning of period                       $16.63           $15.93           $13.92             N/A
    End of period                             $16.89           $16.63           $15.93             N/A
  Accumulation units outstanding
  at the end of period                        13,482           13,400           14,615             N/A

JNL/Eagle SmallCap Equity Division(422)

  Accumulation unit value:
    Beginning of period                       $18.96           $16.25           $15.17             N/A
    End of period                             $19.09           $18.96           $16.25             N/A
  Accumulation units outstanding
  at the end of period                          373              928               7               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(299)

  Accumulation unit value:
    Beginning of period                       $12.27           $11.41            $9.73             N/A
    End of period                             $12.83           $12.27           $11.41             N/A
  Accumulation units outstanding
  at the end of period                        56,016           53,988           49,996             N/A

JNL/S&P Managed Growth Division(230)

  Accumulation unit value:
    Beginning of period                       $12.57           $11.49            $9.61            $9.75
    End of period                             $13.27           $12.57           $11.49            $9.61
  Accumulation units outstanding
  at the end of period                        105,605          111,170          121,228           1,044

JNL/S&P Managed Aggressive Growth
Division(307)

  Accumulation unit value:
    Beginning of period                       $12.35           $11.16            $8.80             N/A
    End of period                             $13.16           $12.35           $11.16             N/A
  Accumulation units outstanding
  at the end of period                        210,611          293,194          23,221             N/A

JNL/S&P Very Aggressive Growth
Division I(504)

  Accumulation unit value:
    Beginning of period                         N/A            $11.00             N/A              N/A
    End of period                               N/A            $10.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(307)

  Accumulation unit value:
    Beginning of period                         N/A            $10.06            $7.69             N/A
    End of period                               N/A            $10.22           $10.06             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             271,060            N/A

JNL/S&P Equity Aggressive Growth
Division I(504)

  Accumulation unit value:
    Beginning of period                         N/A            $10.49             N/A              N/A
    End of period                               N/A            $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(309)

  Accumulation unit value:
    Beginning of period                       $10.39            $9.61            $7.74             N/A
    End of period                             $10.65           $10.39            $9.61             N/A
  Accumulation units outstanding
  at the end of period                        56,836           54,779           48,171             N/A

JNL/MCM S&P 400 MidCap Index Division(309)

  Accumulation unit value:
    Beginning of period                       $12.71           $11.18            $8.25             N/A
    End of period                             $13.98           $12.71           $11.18             N/A
  Accumulation units outstanding
  at the end of period                        21,740           17,770           12,046             N/A

JNL/Alliance Capital Growth Division(334)

  Accumulation unit value:
    Beginning of period                        $9.66            $9.26            $8.07             N/A
    End of period                              $8.78            $9.66            $9.26             N/A
  Accumulation units outstanding
  at the end of period                           -               702              431              N/A

JNL/JPMorgan International Value
Division(353)

  Accumulation unit value:
    Beginning of period                       $10.21            $8.48            $6.87             N/A
    End of period                             $11.89           $10.21            $8.48             N/A
  Accumulation units outstanding
  at the end of period                         6,151            4,993            1,943             N/A

JNL/PIMCO Total Return Bond Division(230)

  Accumulation unit value:
    Beginning of period                       $13.60           $13.25           $12.88           $12.70
    End of period                             $13.66           $13.60           $13.25           $12.88
  Accumulation units outstanding
  at the end of period                        81,031           52,120           49,150             481

JNL/MCM Small Cap Index Division(309)

  Accumulation unit value:
    Beginning of period                       $13.03           $11.30            $7.78             N/A
    End of period                             $13.34           $13.03           $11.30             N/A
  Accumulation units outstanding
  at the end of period                        24,959           20,413           15,967             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(336)

  Accumulation unit value:
    Beginning of period                       $13.46           $11.47            $8.94             N/A
    End of period                             $14.99           $13.46           $11.47             N/A
  Accumulation units outstanding
  at the end of period                         4,189            2,343            1,906             N/A

JNL/Lazard Small Cap Value Division(334)

  Accumulation unit value:
    Beginning of period                       $14.24           $12.57            $9.77             N/A
    End of period                             $14.64           $14.24           $12.57             N/A
  Accumulation units outstanding
  at the end of period                        11,175           10,636           12,058             N/A

JNL/Lazard Mid Cap Value Division(336)

  Accumulation unit value:
    Beginning of period                       $16.82           $13.73           $11.45             N/A
    End of period                             $17.98           $16.82           $13.73             N/A
  Accumulation units outstanding
  at the end of period                         9,198            7,826            9,088             N/A

JNL/MCM Bond Index Division(354)

  Accumulation unit value:
    Beginning of period                       $10.98           $10.79           $10.98             N/A
    End of period                             $10.99           $10.98           $10.79             N/A
  Accumulation units outstanding
  at the end of period                         2,742             835             7,501             N/A

JNL/S&P Core Index 100 Division(320)

  Accumulation unit value:
    Beginning of period                         N/A            $10.21            $8.74             N/A
    End of period                               N/A            $10.37           $10.21             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              6,618             N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.73           $12.39             N/A              N/A
    End of period                             $12.72           $12.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,192           52,719             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(390)

  Accumulation unit value:
    Beginning of period                         N/A             $9.91            $8.77             N/A
    End of period                               N/A            $10.08            $9.91             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               327              N/A

JNL/S&P Core Index 75 Division(309)

  Accumulation unit value:
    Beginning of period                         N/A            $10.07            $8.14             N/A
    End of period                               N/A            $10.26           $10.07             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,185             N/A

JNL/MCM DowSM 10 Division NY I(298)

  Accumulation unit value:
    Beginning of period                       $13.94           $13.78            $9.73             N/A
    End of period                             $12.92           $13.94           $13.78             N/A
  Accumulation units outstanding
  at the end of period                        116,413          95,035           98,079             N/A

JNL/Putnam Midcap Growth Division(342)

  Accumulation unit value:
    Beginning of period                        $7.44            $6.39            $5.68             N/A
    End of period                              $8.19            $7.44            $6.39             N/A
  Accumulation units outstanding
  at the end of period                         2,014            1,887            1,755             N/A

JNL/T. Rowe Price Value Division(256)

  Accumulation unit value:
    Beginning of period                       $12.98           $11.47            $8.97             N/A
    End of period                             $13.53           $12.98           $11.47             N/A
  Accumulation units outstanding
  at the end of period                        22,204           18,187           25,104             N/A

JNL/FMR Balanced Division(313)

  Accumulation unit value:
    Beginning of period                       $10.01            $9.31            $8.52             N/A
    End of period                             $10.82           $10.01            $9.31             N/A
  Accumulation units outstanding
  at the end of period                        27,955           29,646           27,592             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(328)

  Accumulation unit value:
    Beginning of period                       $11.17            $9.65            $7.26             N/A
    End of period                             $12.48           $11.17            $9.65             N/A
  Accumulation units outstanding
  at the end of period                        19,079           17,621           18,112             N/A

JNL/Oppenheimer Growth Division(329)

  Accumulation unit value:
    Beginning of period                        $8.09            $7.90            $7.19             N/A
    End of period                              $8.67            $8.09            $7.90             N/A
  Accumulation units outstanding
  at the end of period                         2,824            2,825            2,379             N/A

JNL/MCM Global 15 Division NY I(309)

  Accumulation unit value:
    Beginning of period                       $15.41           $12.34            $8.82             N/A
    End of period                             $16.67           $15.41           $12.34             N/A
  Accumulation units outstanding
  at the end of period                        22,650           28,609            3,143             N/A

JNL/MCM 25 Division NY I(298)

  Accumulation unit value:
    Beginning of period                       $15.94           $13.31            $9.25             N/A
    End of period                             $15.18           $15.94           $13.31             N/A
  Accumulation units outstanding
  at the end of period                        73,873           71,748           115,991            N/A

JNL/MCM Select Small-Cap Division
NY I(298)

  Accumulation unit value:
    Beginning of period                       $17.30           $15.70           $10.62             N/A
    End of period                             $18.48           $17.30           $15.70             N/A
  Accumulation units outstanding
  at the end of period                        42,511           40,269           75,226             N/A

JNL/MCM S&P(R) 10 Division NY I(298)

  Accumulation unit value:
    Beginning of period                       $13.03           $11.24            $9.36             N/A
    End of period                             $17.55           $13.03           $11.24             N/A
  Accumulation units outstanding
  at the end of period                        93,176           88,093           173,129            N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(339)

  Accumulation unit value:
    Beginning of period                       $16.31           $14.47           $12.28             N/A
    End of period                             $17.33           $16.31           $14.47             N/A
  Accumulation units outstanding
  at the end of period                        14,469           12,460            7,453             N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(479)

  Accumulation unit value:
    Beginning of period                       $10.58           $10.41           $10.21             N/A
    End of period                             $11.15           $10.58           $10.41             N/A
  Accumulation units outstanding
  at the end of period                           9                9              1,262             N/A

JNL/MCM Financial Sector Division(479)

  Accumulation unit value:
    Beginning of period                       $11.90           $10.67           $10.46             N/A
    End of period                             $12.40           $11.90           $10.67             N/A
  Accumulation units outstanding
  at the end of period                           -                -               986              N/A

JNL/MCM Oil & Gas Sector Division(507)

  Accumulation unit value:
    Beginning of period                       $16.98           $13.29             N/A              N/A
    End of period                             $22.84           $16.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,648             11               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                        $4.39             N/A              N/A              N/A
    End of period                              $4.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,175             N/A              N/A              N/A

JNL/AIM Premier Equity II Division(429)

  Accumulation unit value:
    Beginning of period                         N/A             $9.36            $8.87             N/A
    End of period                               N/A             $9.14            $9.36             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               N/A

JNL/AIM Small Cap Growth Division(309)

  Accumulation unit value:
    Beginning of period                       $11.78           $11.22            $8.09             N/A
    End of period                             $12.55           $11.78           $11.22             N/A
  Accumulation units outstanding
  at the end of period                         1,596            3,302            4,873             N/A

JNL/AIM Large Cap Growth Division(312)

  Accumulation unit value:
    Beginning of period                       $11.05           $10.23            $8.31             N/A
    End of period                             $11.64           $11.05           $10.23             N/A
  Accumulation units outstanding
  at the end of period                        19,023           17,449           17,518             N/A

JNL/AIM Real Estate Division(849)

  Accumulation unit value:
    Beginning of period                       $10.75             N/A              N/A              N/A
    End of period                             $11.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,796             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(849)

  Accumulation unit value:
    Beginning of period                       $10.65             N/A              N/A              N/A
    End of period                             $11.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,719             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(849)

  Accumulation unit value:
    Beginning of period                       $10.53             N/A              N/A              N/A
    End of period                             $10.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,833             N/A              N/A              N/A

JNL/MCM JNL 5 Division(721)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.50             N/A              N/A
    End of period                             $11.85           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,642             373              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division(688)

  Accumulation unit value:
    Beginning of period                       $10.31            $9.96             N/A              N/A
    End of period                             $10.50           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(717)

  Accumulation unit value:
    Beginning of period                       $11.36           $11.04             N/A              N/A
    End of period                             $15.51           $11.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        212,266          206,301            N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 1.80%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(422)

  Accumulation unit value:
    Beginning of period                        $8.15            $7.45            $5.65             N/A
    End of period                              $8.34            $8.15            $7.45             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(537)

  Accumulation unit value:
    Beginning of period                       $25.12           $23.48             N/A              N/A
    End of period                             $25.82           $25.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,285           19,352             N/A              N/A

JNL/Select Global Growth Division(660)

  Accumulation unit value:
    Beginning of period                       $22.33           $19.87             N/A              N/A
    End of period                             $22.35           $22.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,090              -               N/A              N/A

JNL/Select Balanced Division(373)

  Accumulation unit value:
    Beginning of period                       $22.16           $20.35           $18.48             N/A
    End of period                             $22.92           $22.16           $20.35             N/A
  Accumulation units outstanding
  at the end of period                         2,238            2,239             121              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(422)

  Accumulation unit value:
    Beginning of period                       $19.08           $17.70           $13.75             N/A
    End of period                             $19.66           $19.08           $17.70             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A

JNL/Select Money Market Division(349)

  Accumulation unit value:
    Beginning of period                       $11.77           $11.89           $11.99             N/A
    End of period                             $11.88           $11.77           $11.89             N/A
  Accumulation units outstanding
  at the end of period                         9,173           13,485              -               N/A

JNL/PPM America High Yield Bond
Division(403)

  Accumulation unit value:
    Beginning of period                         N/A            $14.98           $12.39             N/A
    End of period                               N/A            $15.44           $14.98             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               162              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(403)

  Accumulation unit value:
    Beginning of period                       $14.99           $14.70           $14.58             N/A
    End of period                             $15.07           $14.99           $14.70             N/A
  Accumulation units outstanding
  at the end of period                          66               181               -               N/A

JNL/Salomon Brothers Strategic
Bond Division(464)

  Accumulation unit value:
    Beginning of period                       $17.92           $17.07           $16.82             N/A
    End of period                             $18.07           $17.92           $17.07             N/A
  Accumulation units outstanding
  at the end of period                         1,368            1,295             141              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(531)

  Accumulation unit value:
    Beginning of period                       $24.82           $23.58             N/A              N/A
    End of period                             $25.86           $24.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                          831              683              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(458)

  Accumulation unit value:
    Beginning of period                       $32.22           $27.78           $26.42             N/A
    End of period                             $36.10           $32.22           $27.78             N/A
  Accumulation units outstanding
  at the end of period                        20,509           18,251              -               N/A

JNL/JPMorgan International Equity
Division(403)

  Accumulation unit value:
    Beginning of period                       $12.97           $11.35            $9.20             N/A
    End of period                             $14.10           $12.97           $11.35             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A

JNL/Alger Growth Division(646)

  Accumulation unit value:
    Beginning of period                       $16.82           $14.86             N/A              N/A
    End of period                             $18.55           $16.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                          110              110              N/A              N/A

JNL/Eagle Core Equity Division(466)

  Accumulation unit value:
    Beginning of period                       $16.63           $15.92           $13.81             N/A
    End of period                             $16.88           $16.63           $15.92             N/A
  Accumulation units outstanding
  at the end of period                          612              612               -               N/A

JNL/Eagle SmallCap Equity Division(458)

  Accumulation unit value:
    Beginning of period                       $18.94           $16.23           $15.81             N/A
    End of period                             $19.07           $18.94           $16.23             N/A
  Accumulation units outstanding
  at the end of period                          92               93                -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(401)

  Accumulation unit value:
    Beginning of period                       $12.27           $11.40            $9.92             N/A
    End of period                             $12.83           $12.27           $11.40             N/A
  Accumulation units outstanding
  at the end of period                        15,860           15,558              -               N/A

JNL/S&P Managed Growth Division(404)

  Accumulation unit value:
    Beginning of period                       $12.57           $11.49            $9.55             N/A
    End of period                             $13.26           $12.57           $11.49             N/A
  Accumulation units outstanding
  at the end of period                        35,356           30,452              -               N/A

JNL/S&P Managed Aggressive Growth
Division(388)

  Accumulation unit value:
    Beginning of period                       $12.34           $11.16            $9.98             N/A
    End of period                             $13.15           $12.34           $11.16             N/A
  Accumulation units outstanding
  at the end of period                        10,331           18,301              -               N/A

JNL/S&P Very Aggressive Growth
Division I(646)

  Accumulation unit value:
    Beginning of period                         N/A            $10.50             N/A              N/A
    End of period                               N/A            $10.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(425)

  Accumulation unit value:
    Beginning of period                         N/A            $10.05            $7.23             N/A
    End of period                               N/A            $10.21           $10.05             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              4,178             N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(446)

  Accumulation unit value:
    Beginning of period                       $10.39            $9.61            $9.16             N/A
    End of period                             $10.65           $10.39            $9.61             N/A
  Accumulation units outstanding
  at the end of period                        45,586           20,242            3,386             N/A

JNL/MCM S&P 400 MidCap Index Division(373)

  Accumulation unit value:
    Beginning of period                       $12.71           $11.18            $9.61             N/A
    End of period                             $13.98           $12.71           $11.18             N/A
  Accumulation units outstanding
  at the end of period                        32,487            9,992              -               N/A

JNL/Alliance Capital Growth Division(458)

  Accumulation unit value:
    Beginning of period                        $9.66            $9.25            $8.83             N/A
    End of period                              $8.78            $9.66            $9.25             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                       $10.60             N/A              N/A              N/A
    End of period                             $11.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(403)

  Accumulation unit value:
    Beginning of period                       $13.59           $13.25           $12.60             N/A
    End of period                             $13.66           $13.59           $13.25             N/A
  Accumulation units outstanding
  at the end of period                        105,772          96,069             803              N/A

JNL/MCM Small Cap Index Division(373)

  Accumulation unit value:
    Beginning of period                       $13.03           $11.30            $9.47             N/A
    End of period                             $13.34           $13.03           $11.30             N/A
  Accumulation units outstanding
  at the end of period                        32,716            9,671              -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(502)

  Accumulation unit value:
    Beginning of period                       $13.44           $11.87             N/A              N/A
    End of period                             $14.96           $13.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                        60,378           40,437             N/A              N/A

JNL/Lazard Small Cap Value Division(466)

  Accumulation unit value:
    Beginning of period                       $14.24           $12.57            $9.88             N/A
    End of period                             $14.64           $14.24           $12.57             N/A
  Accumulation units outstanding
  at the end of period                         2,108             229               -               N/A

JNL/Lazard Mid Cap Value Division(506)

  Accumulation unit value:
    Beginning of period                       $16.78           $14.21             N/A              N/A
    End of period                             $17.93           $16.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                        33,718           28,001             N/A              N/A

JNL/MCM Bond Index Division(466)

  Accumulation unit value:
    Beginning of period                       $10.98           $10.79           $10.48             N/A
    End of period                             $10.99           $10.98           $10.79             N/A
  Accumulation units outstanding
  at the end of period                        18,317            6,659              -               N/A

JNL/S&P Core Index 100 Division(449)

  Accumulation unit value:
    Beginning of period                         N/A            $10.21            $9.82             N/A
    End of period                               N/A            $10.37           $10.21             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              3,046             N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.73           $12.38             N/A              N/A
    End of period                             $12.71           $12.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,463            4,320             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(502)

  Accumulation unit value:
    Beginning of period                         N/A            $10.35             N/A              N/A
    End of period                               N/A            $10.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(502)

  Accumulation unit value:
    Beginning of period                         N/A            $10.47             N/A              N/A
    End of period                               N/A            $10.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/MCM DowSM 10 Division NY I(469)

  Accumulation unit value:
    Beginning of period                       $13.95           $13.79           $11.32             N/A
    End of period                             $12.93           $13.95           $13.79             N/A
  Accumulation units outstanding
  at the end of period                        25,957           20,511             188              N/A

JNL/Putnam Midcap Growth Division(466)

  Accumulation unit value:
    Beginning of period                        $7.44            $6.38            $5.25             N/A
    End of period                              $8.19            $7.44            $6.38             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A

JNL/T. Rowe Price Value Division(403)

  Accumulation unit value:
    Beginning of period                       $12.97           $11.47            $8.88             N/A
    End of period                             $13.53           $12.97           $11.47             N/A
  Accumulation units outstanding
  at the end of period                        50,120           44,186              -               N/A

JNL/FMR Balanced Division(403)

  Accumulation unit value:
    Beginning of period                       $10.01            $9.31            $8.36             N/A
    End of period                             $10.82           $10.01            $9.31             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(422)

  Accumulation unit value:
    Beginning of period                       $11.18            $9.66            $6.92             N/A
    End of period                             $12.49           $11.18            $9.66             N/A
  Accumulation units outstanding
  at the end of period                         1,094             984               -               N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                        $8.69             N/A              N/A              N/A
    End of period                              $8.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(469)

  Accumulation unit value:
    Beginning of period                       $15.42           $12.35           $10.19             N/A
    End of period                             $16.68           $15.42           $12.35             N/A
  Accumulation units outstanding
  at the end of period                        14,639            9,313              -               N/A

JNL/MCM 25 Division NY I(469)

  Accumulation unit value:
    Beginning of period                       $15.95           $13.32           $10.51             N/A
    End of period                             $15.19           $15.95           $13.32             N/A
  Accumulation units outstanding
  at the end of period                        19,552           14,677             195              N/A

JNL/MCM Select Small-Cap Division
NY I(449)

  Accumulation unit value:
    Beginning of period                       $17.30           $15.70           $15.59             N/A
    End of period                             $18.48           $17.30           $15.70             N/A
  Accumulation units outstanding
  at the end of period                         9,546            5,024              -               N/A

JNL/MCM S&P(R) 10 Division NY I(464)

  Accumulation unit value:
    Beginning of period                       $13.02           $11.24           $10.69             N/A
    End of period                             $17.55           $13.02           $11.24             N/A
  Accumulation units outstanding
  at the end of period                        16,544           11,542             223              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(373)

  Accumulation unit value:
    Beginning of period                       $16.30           $14.46           $12.41             N/A
    End of period                             $17.31           $16.30           $14.46             N/A
  Accumulation units outstanding
  at the end of period                         2,351            2,290              -               N/A

JNL/MCM Consumer Brands Sector
Division(560)

  Accumulation unit value:
    Beginning of period                       $10.68           $10.04             N/A              N/A
    End of period                             $10.24           $10.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,551            3,551             N/A              N/A

JNL/MCM Technology Sector Division(551)

  Accumulation unit value:
    Beginning of period                        $5.62            $5.75             N/A              N/A
    End of period                              $5.65            $5.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                          362              364              N/A              N/A

JNL/MCM Healthcare Sector Division(538)

  Accumulation unit value:
    Beginning of period                       $10.57           $10.46             N/A              N/A
    End of period                             $11.17           $10.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,269            1,064             N/A              N/A

JNL/MCM Financial Sector Division(560)

  Accumulation unit value:
    Beginning of period                       $11.89           $10.81             N/A              N/A
    End of period                             $12.40           $11.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,298            3,298             N/A              N/A

JNL/MCM Oil & Gas Sector Division(560)

  Accumulation unit value:
    Beginning of period                       $17.07           $14.38             N/A              N/A
    End of period                             $22.93           $17.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                          924              601              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector
Division(538)

  Accumulation unit value:
    Beginning of period                        $4.47            $4.12             N/A              N/A
    End of period                              $4.43            $4.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,173            2,678             N/A              N/A

JNL/AIM Premier Equity II Division(373)

  Accumulation unit value:
    Beginning of period                         N/A             $9.35            $8.40             N/A
    End of period                               N/A             $9.14            $9.35             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               N/A

JNL/AIM Small Cap Growth Division(373)

  Accumulation unit value:
    Beginning of period                       $11.78           $11.22            $9.80             N/A
    End of period                             $12.54           $11.78           $11.22             N/A
  Accumulation units outstanding
  at the end of period                          254              255               -               N/A

JNL/AIM Large Cap Growth Division(549)

  Accumulation unit value:
    Beginning of period                       $11.04           $10.58             N/A              N/A
    End of period                             $11.63           $11.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                          779              542              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.72             N/A              N/A              N/A
    End of period                             $11.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,457             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division(735)

  Accumulation unit value:
    Beginning of period                       $10.49           $10.48             N/A              N/A
    End of period                             $10.82           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,187             69               N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.21             N/A              N/A              N/A
    End of period                             $10.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,762             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                       $12.77             N/A              N/A              N/A
    End of period                             $15.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          186              N/A              N/A              N/A


Accumulation Unit Values
Contract with Endorsements - 1.82%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(234)

  Accumulation unit value:
    Beginning of period                       $22.11           $20.31           $17.01           $17.32
    End of period                             $22.87           $22.11           $20.31           $17.01
  Accumulation units outstanding
  at the end of period                          640              711              691              511






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(216)

  Accumulation unit value:
    Beginning of period                       $19.04           $17.67           $14.44           $14.19
    End of period                             $19.62           $19.04           $17.67           $14.44
  Accumulation units outstanding
  at the end of period                         1,033             750              751              751

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(227)

  Accumulation unit value:
    Beginning of period                         N/A            $14.95           $12.83           $12.57
    End of period                               N/A            $15.41           $14.95           $12.83
  Accumulation units outstanding
  at the end of period                          N/A               -             14,966            5,521

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(199)

  Accumulation unit value:
    Beginning of period                       $14.97           $14.68           $14.77           $14.70
    End of period                             $15.04           $14.97           $14.68           $14.77
  Accumulation units outstanding
  at the end of period                        12,761           13,359           17,279           28,375

JNL/Salomon Brothers Strategic
Bond Division(344)

  Accumulation unit value:
    Beginning of period                       $17.89           $17.04           $16.80             N/A
    End of period                             $18.03           $17.89           $17.04             N/A
  Accumulation units outstanding
  at the end of period                           -                -               416              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(469)

  Accumulation unit value:
    Beginning of period                       $24.76           $22.95           $21.88             N/A
    End of period                             $25.80           $24.76           $22.95             N/A
  Accumulation units outstanding
  at the end of period                           -                -               34               N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(234)

  Accumulation unit value:
    Beginning of period                       $32.15           $27.74           $20.38           $21.51
    End of period                             $36.02           $32.15           $27.74           $20.38
  Accumulation units outstanding
  at the end of period                          74               370              417              59

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division(344)

  Accumulation unit value:
    Beginning of period                       $16.79           $16.28           $14.14             N/A
    End of period                             $18.52           $16.79           $16.28             N/A
  Accumulation units outstanding
  at the end of period                           -               463              494              N/A

JNL/Eagle Core Equity Division(234)

  Accumulation unit value:
    Beginning of period                       $16.60           $15.90           $13.00           $13.83
    End of period                             $16.85           $16.60           $15.90           $13.00
  Accumulation units outstanding
  at the end of period                          179              213              209              138

JNL/Eagle SmallCap Equity Division(469)

  Accumulation unit value:
    Beginning of period                       $18.90           $16.20           $15.85             N/A
    End of period                             $19.03           $18.90           $16.20             N/A
  Accumulation units outstanding
  at the end of period                           -                -               47               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(241)

  Accumulation unit value:
    Beginning of period                       $12.25           $11.39            $9.85            $9.96
    End of period                             $12.81           $12.25           $11.39            $9.85
  Accumulation units outstanding
  at the end of period                        89,327           96,097            5,888             227

JNL/S&P Managed Growth Division(175)

  Accumulation unit value:
    Beginning of period                       $12.55           $11.47            $9.60            $9.93
    End of period                             $13.24           $12.55           $11.47            $9.60
  Accumulation units outstanding
  at the end of period                         3,546            3,099            1,234             624

JNL/S&P Managed Aggressive Growth
Division(247)

  Accumulation unit value:
    Beginning of period                       $12.33           $11.15            $8.95            $8.93
    End of period                             $13.13           $12.33           $11.15            $8.95
  Accumulation units outstanding
  at the end of period                        21,623           13,147            1,477            1,210

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(179)

  Accumulation unit value:
    Beginning of period                         N/A            $10.04            $7.89            $7.91
    End of period                               N/A            $10.20           $10.04            $7.89
  Accumulation units outstanding
  at the end of period                          N/A               -               551              554

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(440)

  Accumulation unit value:
    Beginning of period                       $10.38            $9.61            $8.90             N/A
    End of period                             $10.64           $10.38            $9.61             N/A
  Accumulation units outstanding
  at the end of period                        24,644           22,788           21,112             N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division(344)

  Accumulation unit value:
    Beginning of period                        $9.65            $9.24            $8.38             N/A
    End of period                              $8.76            $9.65            $9.24             N/A
  Accumulation units outstanding
  at the end of period                           -                -               833              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                       $10.26             N/A              N/A              N/A
    End of period                             $11.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          195              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(227)

  Accumulation unit value:
    Beginning of period                       $13.57           $13.23           $12.86           $12.65
    End of period                             $13.64           $13.57           $13.23           $12.86
  Accumulation units outstanding
  at the end of period                         4,723            4,866            9,667            4,912

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(469)

  Accumulation unit value:
    Beginning of period                       $14.22           $12.55           $12.19             N/A
    End of period                             $14.61           $14.22           $12.55             N/A
  Accumulation units outstanding
  at the end of period                           -                -               61               N/A

JNL/Lazard Mid Cap Value Division(216)

  Accumulation unit value:
    Beginning of period                       $16.76           $13.68           $10.81           $10.55
    End of period                             $17.90           $16.76           $13.68           $10.81
  Accumulation units outstanding
  at the end of period                          808              672              673              673

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division(216)

  Accumulation unit value:
    Beginning of period                         N/A            $10.20            $8.51            $8.45
    End of period                               N/A            $10.36           $10.20            $8.51
  Accumulation units outstanding
  at the end of period                          N/A               -              2,102            2,103

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.71           $12.37             N/A              N/A
    End of period                             $12.69           $12.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,695            7,950             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(264)

  Accumulation unit value:
    Beginning of period                         N/A             $9.90            $7.38             N/A
    End of period                               N/A            $10.07            $9.90             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               44               N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(234)

  Accumulation unit value:
    Beginning of period                       $12.96           $11.46            $8.98            $9.48
    End of period                             $13.51           $12.96           $11.46            $8.98
  Accumulation units outstanding
  at the end of period                          489              392              449              267

JNL/FMR Balanced Division(499)

  Accumulation unit value:
    Beginning of period                       $10.00            $9.52             N/A              N/A
    End of period                             $10.81           $10.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               837              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(250)

  Accumulation unit value:
    Beginning of period                       $11.16            $9.64            $7.07             N/A
    End of period                             $12.47           $11.16            $9.64             N/A
  Accumulation units outstanding
  at the end of period                         1,552            1,552            1,518             N/A

JNL/Oppenheimer Growth Division(250)

  Accumulation unit value:
    Beginning of period                        $8.08            $7.89            $7.03             N/A
    End of period                              $8.66            $8.08            $7.89             N/A
  Accumulation units outstanding
  at the end of period                         1,466            1,466            1,423             N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(277)

  Accumulation unit value:
    Beginning of period                       $16.30           $14.45           $10.24             N/A
    End of period                             $17.31           $16.30           $14.45             N/A
  Accumulation units outstanding
  at the end of period                         1,413             31               31               N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(469)

  Accumulation unit value:
    Beginning of period                       $11.77           $11.22           $10.91             N/A
    End of period                             $12.53           $11.77           $11.22             N/A
  Accumulation units outstanding
  at the end of period                           -                -               68               N/A

JNL/AIM Large Cap Growth Division(499)

  Accumulation unit value:
    Beginning of period                       $11.04           $10.59             N/A              N/A
    End of period                             $11.62           $11.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               752              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 1.85%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(500)

  Accumulation unit value:
    Beginning of period                        $8.12            $7.63             N/A              N/A
    End of period                              $8.31            $8.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,486            9,119             N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(431)

  Accumulation unit value:
    Beginning of period                       $22.05           $20.26           $19.16             N/A
    End of period                             $22.80           $22.05           $20.26             N/A
  Accumulation units outstanding
  at the end of period                        15,764           15,880             733              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(431)

  Accumulation unit value:
    Beginning of period                       $18.99           $17.62           $16.51             N/A
    End of period                             $19.55           $18.99           $17.62             N/A
  Accumulation units outstanding
  at the end of period                         2,111            2,120            1,163             N/A

JNL/Select Money Market Division(551)

  Accumulation unit value:
    Beginning of period                       $11.72           $11.80             N/A              N/A
    End of period                             $11.81           $11.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,673            2,670             N/A              N/A

JNL/PPM America High Yield Bond
Division(431)

  Accumulation unit value:
    Beginning of period                         N/A            $14.91           $14.38             N/A
    End of period                               N/A            $15.37           $14.91             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               984              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(445)

  Accumulation unit value:
    Beginning of period                       $14.92           $14.64           $14.52             N/A
    End of period                             $14.99           $14.92           $14.64             N/A
  Accumulation units outstanding
  at the end of period                        11,468            9,779            2,336             N/A

JNL/Salomon Brothers Strategic
Bond Division(445)

  Accumulation unit value:
    Beginning of period                       $17.84           $17.00           $16.67             N/A
    End of period                             $17.97           $17.84           $17.00             N/A
  Accumulation units outstanding
  at the end of period                        11,246            9,922             290              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(431)

  Accumulation unit value:
    Beginning of period                       $24.69           $22.89           $21.65             N/A
    End of period                             $25.72           $24.69           $22.89             N/A
  Accumulation units outstanding
  at the end of period                        14,379            9,051            1,116             N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(431)

  Accumulation unit value:
    Beginning of period                       $32.06           $27.67           $26.18             N/A
    End of period                             $35.91           $32.06           $27.67             N/A
  Accumulation units outstanding
  at the end of period                         8,228            4,340             587              N/A

JNL/JPMorgan International Equity
Division(442)

  Accumulation unit value:
    Beginning of period                       $12.91           $11.30           $10.50             N/A
    End of period                             $14.03           $12.91           $11.30             N/A
  Accumulation units outstanding
  at the end of period                         4,109             866              830              N/A

JNL/Alger Growth Division(431)

  Accumulation unit value:
    Beginning of period                       $16.74           $16.24           $15.50             N/A
    End of period                             $18.46           $16.74           $16.24             N/A
  Accumulation units outstanding
  at the end of period                         2,983            1,922             878              N/A

JNL/Eagle Core Equity Division(431)

  Accumulation unit value:
    Beginning of period                       $16.56           $15.86           $14.98             N/A
    End of period                             $16.80           $16.56           $15.86             N/A
  Accumulation units outstanding
  at the end of period                         8,545            5,651            2,630             N/A

JNL/Eagle SmallCap Equity Division(442)

  Accumulation unit value:
    Beginning of period                       $18.86           $16.17           $15.65             N/A
    End of period                             $18.98           $18.86           $16.17             N/A
  Accumulation units outstanding
  at the end of period                         1,067            1,778             364              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(474)

  Accumulation unit value:
    Beginning of period                       $12.23           $11.37           $11.13             N/A
    End of period                             $12.78           $12.23           $11.37             N/A
  Accumulation units outstanding
  at the end of period                        75,861           39,271            5,518             N/A

JNL/S&P Managed Growth Division(461)

  Accumulation unit value:
    Beginning of period                       $12.53           $11.45           $10.98             N/A
    End of period                             $13.21           $12.53           $11.45             N/A
  Accumulation units outstanding
  at the end of period                        58,612           51,129            6,372             N/A

JNL/S&P Managed Aggressive Growth
Division(464)

  Accumulation unit value:
    Beginning of period                       $12.30           $11.13           $10.70             N/A
    End of period                             $13.10           $12.30           $11.13             N/A
  Accumulation units outstanding
  at the end of period                        52,044           50,862           19,026             N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(509)

  Accumulation unit value:
    Beginning of period                         N/A            $10.15             N/A              N/A
    End of period                               N/A            $10.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(500)

  Accumulation unit value:
    Beginning of period                         N/A            $10.62             N/A              N/A
    End of period                               N/A            $10.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(440)

  Accumulation unit value:
    Beginning of period                       $10.37            $9.60            $8.89             N/A
    End of period                             $10.63           $10.37            $9.60             N/A
  Accumulation units outstanding
  at the end of period                        21,770           19,999            5,109             N/A

JNL/MCM S&P 400 MidCap Index Division(431)

  Accumulation unit value:
    Beginning of period                       $12.69           $11.17           $10.57             N/A
    End of period                             $13.95           $12.69           $11.17             N/A
  Accumulation units outstanding
  at the end of period                         7,839            6,289             461              N/A

JNL/Alliance Capital Growth Division(442)

  Accumulation unit value:
    Beginning of period                        $9.63            $9.23            $9.01             N/A
    End of period                              $8.74            $9.63            $9.23             N/A
  Accumulation units outstanding
  at the end of period                           -              2,106            1,155             N/A

JNL/JPMorgan International Value
Division(461)

  Accumulation unit value:
    Beginning of period                       $10.15            $8.44            $7.68             N/A
    End of period                             $11.81           $10.15            $8.44             N/A
  Accumulation units outstanding
  at the end of period                         8,089            8,168             130              N/A

JNL/PIMCO Total Return Bond Division(431)

  Accumulation unit value:
    Beginning of period                       $13.54           $13.21           $13.12             N/A
    End of period                             $13.60           $13.54           $13.21             N/A
  Accumulation units outstanding
  at the end of period                        19,966           16,195            2,193             N/A

JNL/MCM Small Cap Index Division(440)

  Accumulation unit value:
    Beginning of period                       $13.01           $11.29           $10.29             N/A
    End of period                             $13.31           $13.01           $11.29             N/A
  Accumulation units outstanding
  at the end of period                         6,425            7,329            1,701             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(464)

  Accumulation unit value:
    Beginning of period                       $13.42           $11.44           $10.65             N/A
    End of period                             $14.93           $13.42           $11.44             N/A
  Accumulation units outstanding
  at the end of period                         5,869            5,312             742              N/A

JNL/Lazard Small Cap Value Division(431)

  Accumulation unit value:
    Beginning of period                       $14.19           $12.53           $11.63             N/A
    End of period                             $14.58           $14.19           $12.53             N/A
  Accumulation units outstanding
  at the end of period                         5,352            6,151             988              N/A

JNL/Lazard Mid Cap Value Division(431)

  Accumulation unit value:
    Beginning of period                       $16.72           $13.66           $12.98             N/A
    End of period                             $17.86           $16.72           $13.66             N/A
  Accumulation units outstanding
  at the end of period                         4,192            5,447            2,184             N/A

JNL/MCM Bond Index Division(440)

  Accumulation unit value:
    Beginning of period                       $10.97           $10.78           $10.71             N/A
    End of period                             $10.97           $10.97           $10.78             N/A
  Accumulation units outstanding
  at the end of period                        17,777           14,505            3,172             N/A

JNL/S&P Core Index 100 Division(549)

  Accumulation unit value:
    Beginning of period                         N/A            $10.43             N/A              N/A
    End of period                               N/A            $10.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.69           $12.34             N/A              N/A
    End of period                             $12.67           $12.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,714            6,909             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(500)

  Accumulation unit value:
    Beginning of period                         N/A            $10.25             N/A              N/A
    End of period                               N/A            $10.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(441)

  Accumulation unit value:
    Beginning of period                       $13.93           $13.77           $12.14             N/A
    End of period                             $12.89           $13.93           $13.77             N/A
  Accumulation units outstanding
  at the end of period                        10,042            7,423            1,462             N/A

JNL/Putnam Midcap Growth Division(441)

  Accumulation unit value:
    Beginning of period                        $7.42            $6.37            $6.19             N/A
    End of period                              $8.17            $7.42            $6.37             N/A
  Accumulation units outstanding
  at the end of period                         1,273            1,293             318              N/A

JNL/T. Rowe Price Value Division(431)

  Accumulation unit value:
    Beginning of period                       $12.94           $11.44           $10.57             N/A
    End of period                             $13.49           $12.94           $11.44             N/A
  Accumulation units outstanding
  at the end of period                        31,420           21,463            3,430             N/A

JNL/FMR Balanced Division(431)

  Accumulation unit value:
    Beginning of period                        $9.98            $9.29            $8.97             N/A
    End of period                             $10.79            $9.98            $9.29             N/A
  Accumulation units outstanding
  at the end of period                        16,965           16,060            1,289             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(431)

  Accumulation unit value:
    Beginning of period                       $11.15            $9.63            $8.94             N/A
    End of period                             $12.45           $11.15            $9.63             N/A
  Accumulation units outstanding
  at the end of period                        13,805           11,208            1,819             N/A

JNL/Oppenheimer Growth Division(441)

  Accumulation unit value:
    Beginning of period                        $8.07            $7.89            $7.76             N/A
    End of period                              $8.65            $8.07            $7.89             N/A
  Accumulation units outstanding
  at the end of period                         2,212            2,656             601              N/A

JNL/MCM Global 15 Division NY I(441)

  Accumulation unit value:
    Beginning of period                       $15.39           $12.33           $11.85             N/A
    End of period                             $16.64           $15.39           $12.33             N/A
  Accumulation units outstanding
  at the end of period                        11,526            8,961            2,617             N/A

JNL/MCM 25 Division NY I(441)

  Accumulation unit value:
    Beginning of period                       $15.92           $13.30           $11.58             N/A
    End of period                             $15.15           $15.92           $13.30             N/A
  Accumulation units outstanding
  at the end of period                         9,161            6,968            1,517             N/A

JNL/MCM Select Small-Cap Division
NY I(441)

  Accumulation unit value:
    Beginning of period                       $17.28           $15.69           $14.77             N/A
    End of period                             $18.45           $17.28           $15.69             N/A
  Accumulation units outstanding
  at the end of period                         7,186            4,817            1,981             N/A

JNL/MCM S&P(R) 10 Division NY I(431)

  Accumulation unit value:
    Beginning of period                       $13.01           $11.24           $10.30             N/A
    End of period                             $17.52           $13.01           $11.24             N/A
  Accumulation units outstanding
  at the end of period                        11,524            8,860            3,472             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(431)

  Accumulation unit value:
    Beginning of period                       $16.28           $14.45           $13.25             N/A
    End of period                             $17.28           $16.28           $14.45             N/A
  Accumulation units outstanding
  at the end of period                         4,768            5,544            1,771             N/A

JNL/MCM Consumer Brands Sector
Division(596)

  Accumulation unit value:
    Beginning of period                       $10.65            $9.89             N/A              N/A
    End of period                             $10.20           $10.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,271             134              N/A              N/A

JNL/MCM Technology Sector Division(509)

  Accumulation unit value:
    Beginning of period                        $5.60            $5.69             N/A              N/A
    End of period                              $5.63            $5.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,846            5,429             N/A              N/A

JNL/MCM Healthcare Sector Division(596)

  Accumulation unit value:
    Beginning of period                       $10.54           $10.66             N/A              N/A
    End of period                             $11.14           $10.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,419            6,201             N/A              N/A

JNL/MCM Financial Sector Division(541)

  Accumulation unit value:
    Beginning of period                       $11.86           $10.95             N/A              N/A
    End of period                             $12.36           $11.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,114             320              N/A              N/A

JNL/MCM Oil & Gas Sector Division(596)

  Accumulation unit value:
    Beginning of period                       $17.02           $13.91             N/A              N/A
    End of period                             $22.86           $17.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,433             38               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                        $4.15             N/A              N/A              N/A
    End of period                              $4.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/AIM Premier Equity II Division(441)

  Accumulation unit value:
    Beginning of period                         N/A             $9.34            $8.83             N/A
    End of period                               N/A             $9.13            $9.34             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               356              N/A

JNL/AIM Small Cap Growth Division(431)

  Accumulation unit value:
    Beginning of period                       $11.76           $11.21           $10.92             N/A
    End of period                             $12.52           $11.76           $11.21             N/A
  Accumulation units outstanding
  at the end of period                         3,157            3,173            1,785             N/A

JNL/AIM Large Cap Growth Division(431)

  Accumulation unit value:
    Beginning of period                       $11.03           $10.21            $9.89             N/A
    End of period                             $11.61           $11.03           $10.21             N/A
  Accumulation units outstanding
  at the end of period                         7,664            6,423            2,455             N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(884)

  Accumulation unit value:
    Beginning of period                       $11.26             N/A              N/A              N/A
    End of period                             $11.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          444              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(942)

  Accumulation unit value:
    Beginning of period                       $10.45             N/A              N/A              N/A
    End of period                             $10.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,038             N/A              N/A              N/A

JNL/MCM JNL 5 Division(713)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.56             N/A              N/A
    End of period                             $11.84           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        114,773          17,367             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.18             N/A              N/A              N/A
    End of period                             $10.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        40,954             N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.35             N/A              N/A              N/A
    End of period                             $10.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,301             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(716)

  Accumulation unit value:
    Beginning of period                       $11.36           $11.05             N/A              N/A
    End of period                             $15.50           $11.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,880            1,651             N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 1.895%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(521)

  Accumulation unit value:
    Beginning of period                        $8.10            $7.57             N/A              N/A
    End of period                              $8.28            $8.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,321            2,324             N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(562)

  Accumulation unit value:
    Beginning of period                       $21.99           $20.42             N/A              N/A
    End of period                             $22.76           $21.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               12               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(562)

  Accumulation unit value:
    Beginning of period                         N/A            $14.90             N/A              N/A
    End of period                               N/A            $15.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(562)

  Accumulation unit value:
    Beginning of period                       $14.80           $14.47             N/A              N/A
    End of period                             $14.81           $14.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                8               N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(562)

  Accumulation unit value:
    Beginning of period                       $17.75           $16.86             N/A              N/A
    End of period                             $17.88           $17.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               22               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(562)

  Accumulation unit value:
    Beginning of period                       $24.61           $23.05             N/A              N/A
    End of period                             $25.66           $24.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               11               N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(562)

  Accumulation unit value:
    Beginning of period                       $16.49           $15.82             N/A              N/A
    End of period                             $16.70           $16.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               19               N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(519)

  Accumulation unit value:
    Beginning of period                       $12.19           $11.57             N/A              N/A
    End of period                             $12.73           $12.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                          653             8,921             N/A              N/A

JNL/S&P Managed Growth Division(480)

  Accumulation unit value:
    Beginning of period                       $12.49           $11.42           $11.28             N/A
    End of period                             $13.17           $12.49           $11.42             N/A
  Accumulation units outstanding
  at the end of period                        22,206           19,170           10,312             N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(562)

  Accumulation unit value:
    Beginning of period                       $13.51           $13.14             N/A              N/A
    End of period                             $13.57           $13.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               30               N/A              N/A

JNL/MCM Small Cap Index Division(521)

  Accumulation unit value:
    Beginning of period                       $12.99           $11.52             N/A              N/A
    End of period                             $13.29           $12.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                          620              620              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(521)

  Accumulation unit value:
    Beginning of period                       $13.40           $11.93             N/A              N/A
    End of period                             $14.90           $13.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                          743              744              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(562)

  Accumulation unit value:
    Beginning of period                       $16.80           $14.51             N/A              N/A
    End of period                             $18.06           $16.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                4               N/A              N/A

JNL/MCM Bond Index Division(521)

  Accumulation unit value:
    Beginning of period                       $10.95           $10.89             N/A              N/A
    End of period                             $10.95           $10.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,110            4,115             N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.64           $12.31             N/A              N/A
    End of period                             $12.60           $12.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               25               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(480)

  Accumulation unit value:
    Beginning of period                       $13.91           $13.76           $13.58             N/A
    End of period                             $12.87           $13.91           $13.76             N/A
  Accumulation units outstanding
  at the end of period                         2,182            1,876            1,714             N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(562)

  Accumulation unit value:
    Beginning of period                       $12.93           $11.59             N/A              N/A
    End of period                             $13.48           $12.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               18               N/A              N/A

JNL/FMR Balanced Division(562)

  Accumulation unit value:
    Beginning of period                        $9.91            $9.28             N/A              N/A
    End of period                             $10.68            $9.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               13               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(480)

  Accumulation unit value:
    Beginning of period                       $15.37           $12.32           $12.06             N/A
    End of period                             $16.61           $15.37           $12.32             N/A
  Accumulation units outstanding
  at the end of period                         1,688            1,714            1,930             N/A

JNL/MCM 25 Division NY I(480)

  Accumulation unit value:
    Beginning of period                       $15.91           $13.29           $13.10             N/A
    End of period                             $15.13           $15.91           $13.29             N/A
  Accumulation units outstanding
  at the end of period                         1,851            1,652            1,776             N/A

JNL/MCM Select Small-Cap Division
NY I(480)

  Accumulation unit value:
    Beginning of period                       $17.26           $15.68           $15.64             N/A
    End of period                             $18.42           $17.26           $15.68             N/A
  Accumulation units outstanding
  at the end of period                         1,514            1,530            1,488             N/A

JNL/MCM S&P(R) 10 Division NY I(480)

  Accumulation unit value:
    Beginning of period                       $12.99           $11.23           $11.06             N/A
    End of period                             $17.49           $12.99           $11.23             N/A
  Accumulation units outstanding
  at the end of period                         1,602            2,032            2,105             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(562)

  Accumulation unit value:
    Beginning of period                       $16.34           $14.75             N/A              N/A
    End of period                             $17.23           $16.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                6               N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division(562)

  Accumulation unit value:
    Beginning of period                       $10.96           $10.53             N/A              N/A
    End of period                             $11.49           $10.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               12               N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 1.90%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                        $8.17             N/A              N/A              N/A
    End of period                              $8.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/FMR Capital Growth Division(427)

  Accumulation unit value:
    Beginning of period                       $20.02           $17.29           $16.36             N/A
    End of period                             $20.85           $20.02           $17.29             N/A
  Accumulation units outstanding
  at the end of period                         1,529            1,530             75               N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                       $19.98             N/A              N/A              N/A
    End of period                             $22.12             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          345              N/A              N/A              N/A

JNL/Select Balanced Division(427)

  Accumulation unit value:
    Beginning of period                       $21.94           $20.17           $18.99             N/A
    End of period                             $22.67           $21.94           $20.17             N/A
  Accumulation units outstanding
  at the end of period                         8,125            4,778             65               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(665)

  Accumulation unit value:
    Beginning of period                       $14.85           $14.78             N/A              N/A
    End of period                             $14.91           $14.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                          442              508              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(631)

  Accumulation unit value:
    Beginning of period                       $17.75           $16.91             N/A              N/A
    End of period                             $17.88           $17.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,825            1,326             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(427)

  Accumulation unit value:
    Beginning of period                       $24.58           $22.80           $21.36             N/A
    End of period                             $25.58           $24.58           $22.80             N/A
  Accumulation units outstanding
  at the end of period                         2,681            2,671             838              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(455)

  Accumulation unit value:
    Beginning of period                       $31.90           $27.55           $26.58             N/A
    End of period                             $35.72           $31.90           $27.55             N/A
  Accumulation units outstanding
  at the end of period                         1,523             121              62               N/A

JNL/JPMorgan International Equity
Division(464)

  Accumulation unit value:
    Beginning of period                       $12.85           $11.26           $10.54             N/A
    End of period                             $13.95           $12.85           $11.26             N/A
  Accumulation units outstanding
  at the end of period                          415              415              415              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(513)

  Accumulation unit value:
    Beginning of period                       $16.49           $16.17             N/A              N/A
    End of period                             $16.73           $16.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               247              N/A              N/A

JNL/Eagle SmallCap Equity Division(670)

  Accumulation unit value:
    Beginning of period                       $18.78           $16.06             N/A              N/A
    End of period                             $18.89           $18.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                          486              467              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(607)

  Accumulation unit value:
    Beginning of period                       $12.19           $11.43             N/A              N/A
    End of period                             $12.73           $12.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,622            7,454             N/A              N/A

JNL/S&P Managed Growth Division(546)

  Accumulation unit value:
    Beginning of period                       $12.48           $11.58             N/A              N/A
    End of period                             $13.16           $12.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,984           26,738             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(665)

  Accumulation unit value:
    Beginning of period                       $12.26           $11.15             N/A              N/A
    End of period                             $13.05           $12.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,771            4,486             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(607)

  Accumulation unit value:
    Beginning of period                         N/A            $10.25             N/A              N/A
    End of period                               N/A            $10.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(458)

  Accumulation unit value:
    Beginning of period                       $10.36            $9.59            $9.00             N/A
    End of period                             $10.61           $10.36            $9.59             N/A
  Accumulation units outstanding
  at the end of period                        187,216          125,259           8,334             N/A

JNL/MCM S&P 400 MidCap Index Division(458)

  Accumulation unit value:
    Beginning of period                       $12.67           $11.16           $10.66             N/A
    End of period                             $13.93           $12.67           $11.16             N/A
  Accumulation units outstanding
  at the end of period                        146,806          99,128            2,814             N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(665)

  Accumulation unit value:
    Beginning of period                       $10.11            $8.82             N/A              N/A
    End of period                             $11.77           $10.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                          798              511              N/A              N/A

JNL/PIMCO Total Return Bond Division(513)

  Accumulation unit value:
    Beginning of period                       $13.50           $13.28             N/A              N/A
    End of period                             $13.55           $13.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,880            2,801             N/A              N/A

JNL/MCM Small Cap Index Division(458)

  Accumulation unit value:
    Beginning of period                       $12.99           $11.27           $10.66             N/A
    End of period                             $13.28           $12.99           $11.27             N/A
  Accumulation units outstanding
  at the end of period                        145,435          96,445            1,407             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(458)

  Accumulation unit value:
    Beginning of period                       $13.40           $11.43           $10.37             N/A
    End of period                             $14.90           $13.40           $11.43             N/A
  Accumulation units outstanding
  at the end of period                        133,988          88,270            1,447             N/A

JNL/Lazard Small Cap Value Division(450)

  Accumulation unit value:
    Beginning of period                       $14.14           $12.49           $12.06             N/A
    End of period                             $14.52           $14.14           $12.49             N/A
  Accumulation units outstanding
  at the end of period                          945              946              892              N/A

JNL/Lazard Mid Cap Value Division(455)

  Accumulation unit value:
    Beginning of period                       $16.66           $13.62           $13.07             N/A
    End of period                             $17.79           $16.66           $13.62             N/A
  Accumulation units outstanding
  at the end of period                         7,080            1,901             622              N/A

JNL/MCM Bond Index Division(458)

  Accumulation unit value:
    Beginning of period                       $10.95           $10.77           $10.72             N/A
    End of period                             $10.94           $10.95           $10.77             N/A
  Accumulation units outstanding
  at the end of period                        26,155           15,452            1,399             N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                       $12.53             N/A              N/A              N/A
    End of period                             $12.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          210              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(450)

  Accumulation unit value:
    Beginning of period                       $13.91           $13.76           $12.42             N/A
    End of period                             $12.87           $13.91           $13.76             N/A
  Accumulation units outstanding
  at the end of period                         9,653            7,744             342              N/A

JNL/Putnam Midcap Growth Division(665)

  Accumulation unit value:
    Beginning of period                        $7.40            $6.49             N/A              N/A
    End of period                              $8.14            $7.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                          805             1,037             N/A              N/A

JNL/T. Rowe Price Value Division(638)

  Accumulation unit value:
    Beginning of period                       $12.91           $11.30             N/A              N/A
    End of period                             $13.45           $12.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,504            1,483             N/A              N/A

JNL/FMR Balanced Division(513)

  Accumulation unit value:
    Beginning of period                        $9.96            $9.41             N/A              N/A
    End of period                             $10.76            $9.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,663            3,987             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(427)

  Accumulation unit value:
    Beginning of period                       $11.13            $9.62            $8.72             N/A
    End of period                             $12.42           $11.13            $9.62             N/A
  Accumulation units outstanding
  at the end of period                         1,937            1,649             141              N/A

JNL/Oppenheimer Growth Division(631)

  Accumulation unit value:
    Beginning of period                        $8.06            $7.47             N/A              N/A
    End of period                              $8.63            $8.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,635            5,595             N/A              N/A

JNL/MCM Global 15 Division NY I(464)

  Accumulation unit value:
    Beginning of period                       $15.37           $12.32           $11.74             N/A
    End of period                             $16.61           $15.37           $12.32             N/A
  Accumulation units outstanding
  at the end of period                         9,359            7,591             746              N/A

JNL/MCM 25 Division NY I(520)

  Accumulation unit value:
    Beginning of period                       $15.90           $13.38             N/A              N/A
    End of period                             $15.13           $15.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,907            5,469             N/A              N/A

JNL/MCM Select Small-Cap Division
NY I(520)

  Accumulation unit value:
    Beginning of period                       $17.26           $15.07             N/A              N/A
    End of period                             $18.42           $17.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,823            5,998             N/A              N/A

JNL/MCM S&P(R) 10 Division NY I(520)

  Accumulation unit value:
    Beginning of period                       $12.99           $11.30             N/A              N/A
    End of period                             $17.49           $12.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,089            7,686             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(450)

  Accumulation unit value:
    Beginning of period                       $16.26           $14.44           $13.58             N/A
    End of period                             $17.26           $16.26           $14.44             N/A
  Accumulation units outstanding
  at the end of period                         3,019            3,020            1,550             N/A

JNL/MCM Consumer Brands Sector
Division(641)

  Accumulation unit value:
    Beginning of period                       $10.63            $9.11             N/A              N/A
    End of period                             $10.19           $10.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                          22               22               N/A              N/A

JNL/MCM Technology Sector Division(631)

  Accumulation unit value:
    Beginning of period                        $5.59            $5.07             N/A              N/A
    End of period                              $5.61            $5.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,993            3,355             N/A              N/A

JNL/MCM Healthcare Sector Division(636)

  Accumulation unit value:
    Beginning of period                       $10.51            $9.55             N/A              N/A
    End of period                             $11.10           $10.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,907            1,232             N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                       $12.08             N/A              N/A              N/A
    End of period                             $12.31             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          272              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(631)

  Accumulation unit value:
    Beginning of period                       $16.97           $15.17             N/A              N/A
    End of period                             $22.78           $16.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,045            1,411             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector
Division(670)

  Accumulation unit value:
    Beginning of period                        $4.44            $4.08             N/A              N/A
    End of period                              $4.40            $4.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,705            2,064             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division(636)

  Accumulation unit value:
    Beginning of period                       $11.01            $9.54             N/A              N/A
    End of period                             $11.58           $11.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,212            1,088             N/A              N/A

JNL/AIM Real Estate Division(925)

  Accumulation unit value:
    Beginning of period                       $10.83             N/A              N/A              N/A
    End of period                             $11.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          724              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.51             N/A              N/A              N/A
    End of period                             $11.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        53,784             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $11.08             N/A              N/A              N/A
    End of period                             $11.92             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,475             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.33             N/A              N/A              N/A
    End of period                             $10.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,917             N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.17             N/A              N/A              N/A
    End of period                             $10.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          426              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                        $9.31             N/A              N/A              N/A
    End of period                             $10.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                       $11.30             N/A              N/A              N/A
    End of period                             $15.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,172             N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 1.91%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(712)

  Accumulation unit value:
    Beginning of period                        $8.09            $7.90             N/A              N/A
    End of period                              $8.27            $8.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,532            1,587             N/A              N/A

JNL/FMR Capital Growth Division(723)

  Accumulation unit value:
    Beginning of period                       $20.00           $19.19             N/A              N/A
    End of period                             $20.83           $20.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                          418              339              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $25.94             N/A              N/A              N/A
    End of period                             $25.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          872              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                       $21.41             N/A              N/A              N/A
    End of period                             $22.09             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          109              N/A              N/A              N/A

JNL/Select Balanced Division(694)

  Accumulation unit value:
    Beginning of period                       $21.92           $20.88             N/A              N/A
    End of period                             $22.65           $21.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                          282              302              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division(707)

  Accumulation unit value:
    Beginning of period                       $11.65           $11.65             N/A              N/A
    End of period                             $11.74           $11.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,563              -               N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(692)

  Accumulation unit value:
    Beginning of period                       $14.84           $14.80             N/A              N/A
    End of period                             $14.90           $14.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,769            1,428             N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(692)

  Accumulation unit value:
    Beginning of period                       $17.74           $17.40             N/A              N/A
    End of period                             $17.86           $17.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,788            3,039             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(723)

  Accumulation unit value:
    Beginning of period                       $24.55           $23.99             N/A              N/A
    End of period                             $25.55           $24.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,727             433              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(692)

  Accumulation unit value:
    Beginning of period                       $31.87           $29.36             N/A              N/A
    End of period                             $35.68           $31.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,885             356              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                       $13.27             N/A              N/A              N/A
    End of period                             $13.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,142             N/A              N/A              N/A

JNL/Alger Growth Division(692)

  Accumulation unit value:
    Beginning of period                       $16.65           $15.42             N/A              N/A
    End of period                             $18.35           $16.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,542             568              N/A              N/A

JNL/Eagle Core Equity Division(723)

  Accumulation unit value:
    Beginning of period                       $16.48           $16.16             N/A              N/A
    End of period                             $16.71           $16.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                          619              402              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                       $18.00             N/A              N/A              N/A
    End of period                             $18.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          308              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                       $12.09             N/A              N/A              N/A
    End of period                             $12.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,787             N/A              N/A              N/A

JNL/S&P Managed Growth Division(699)

  Accumulation unit value:
    Beginning of period                       $12.47           $11.90             N/A              N/A
    End of period                             $13.15           $12.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,297             524              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                       $12.10             N/A              N/A              N/A
    End of period                             $13.04             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,513             N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(692)

  Accumulation unit value:
    Beginning of period                       $10.35            $9.63             N/A              N/A
    End of period                             $10.60           $10.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        30,191           13,150             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(700)

  Accumulation unit value:
    Beginning of period                       $12.67           $11.82             N/A              N/A
    End of period                             $13.92           $12.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,285            1,730             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                       $10.76             N/A              N/A              N/A
    End of period                             $11.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,682             N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(692)

  Accumulation unit value:
    Beginning of period                       $13.49           $13.48             N/A              N/A
    End of period                             $13.54           $13.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,438            1,468             N/A              N/A

JNL/MCM Small Cap Index Division(700)

  Accumulation unit value:
    Beginning of period                       $12.98           $12.03             N/A              N/A
    End of period                             $13.28           $12.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,918            1,675             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(700)

  Accumulation unit value:
    Beginning of period                       $13.40           $12.50             N/A              N/A
    End of period                             $14.89           $13.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,763            5,226             N/A              N/A

JNL/Lazard Small Cap Value Division(692)

  Accumulation unit value:
    Beginning of period                       $14.13           $12.84             N/A              N/A
    End of period                             $14.51           $14.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,735            1,012             N/A              N/A

JNL/Lazard Mid Cap Value Division(692)

  Accumulation unit value:
    Beginning of period                       $16.65           $14.95             N/A              N/A
    End of period                             $17.78           $16.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,308             946              N/A              N/A

JNL/MCM Bond Index Division(694)

  Accumulation unit value:
    Beginning of period                       $10.95           $10.98             N/A              N/A
    End of period                             $10.94           $10.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,071             572              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(692)

  Accumulation unit value:
    Beginning of period                       $12.63           $12.42             N/A              N/A
    End of period                             $12.60           $12.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,588            1,901             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(700)

  Accumulation unit value:
    Beginning of period                       $13.90           $13.21             N/A              N/A
    End of period                             $12.87           $13.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,352            1,248             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(723)

  Accumulation unit value:
    Beginning of period                       $12.91           $12.48             N/A              N/A
    End of period                             $13.44           $12.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,103             834              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                       $10.07             N/A              N/A              N/A
    End of period                             $10.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,166             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(692)

  Accumulation unit value:
    Beginning of period                       $11.13            $9.92             N/A              N/A
    End of period                             $12.42           $11.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,318            1,891             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                        $8.25             N/A              N/A              N/A
    End of period                              $8.62             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          378              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(700)

  Accumulation unit value:
    Beginning of period                       $15.36           $14.41             N/A              N/A
    End of period                             $16.60           $15.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,381            1,394             N/A              N/A

JNL/MCM 25 Division NY I(700)

  Accumulation unit value:
    Beginning of period                       $15.90           $14.96             N/A              N/A
    End of period                             $15.12           $15.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,200            1,097             N/A              N/A

JNL/MCM Select Small-Cap Division
NY I(700)

  Accumulation unit value:
    Beginning of period                       $17.25           $15.86             N/A              N/A
    End of period                             $18.41           $17.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,487             524              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I(694)

  Accumulation unit value:
    Beginning of period                       $12.99           $11.42             N/A              N/A
    End of period                             $17.48           $12.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,291             985              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(723)

  Accumulation unit value:
    Beginning of period                       $16.26           $15.83             N/A              N/A
    End of period                             $17.25           $16.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,648             575              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                       $10.27             N/A              N/A              N/A
    End of period                             $10.16             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          181              N/A              N/A              N/A

JNL/MCM Technology Sector Division(700)

  Accumulation unit value:
    Beginning of period                        $5.58            $5.34             N/A              N/A
    End of period                              $5.61            $5.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,824            2,272             N/A              N/A

JNL/MCM Healthcare Sector Division(700)

  Accumulation unit value:
    Beginning of period                       $10.51            $9.95             N/A              N/A
    End of period                             $11.09           $10.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,623            1,261             N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(700)

  Accumulation unit value:
    Beginning of period                       $16.96           $16.24             N/A              N/A
    End of period                             $22.77           $16.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,364            1,149             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(692)

  Accumulation unit value:
    Beginning of period                       $11.74           $10.73             N/A              N/A
    End of period                             $12.49           $11.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,735             630              N/A              N/A

JNL/AIM Large Cap Growth Division(723)

  Accumulation unit value:
    Beginning of period                       $11.01           $10.87             N/A              N/A
    End of period                             $11.58           $11.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,720             718              N/A              N/A

JNL/AIM Real Estate Division(904)

  Accumulation unit value:
    Beginning of period                       $11.14             N/A              N/A              N/A
    End of period                             $11.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          765              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(904)

  Accumulation unit value:
    Beginning of period                       $11.15             N/A              N/A              N/A
    End of period                             $11.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          209              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(904)

  Accumulation unit value:
    Beginning of period                       $10.89             N/A              N/A              N/A
    End of period                             $10.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          214              N/A              N/A              N/A

JNL/MCM JNL 5 Division(699)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.22             N/A              N/A
    End of period                             $11.82           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        83,257             14               N/A              N/A

JNL/MCM VIP Division(699)

  Accumulation unit value:
    Beginning of period                       $11.07           $10.44             N/A              N/A
    End of period                             $11.92           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        41,255            5,534             N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.44             N/A              N/A              N/A
    End of period                             $10.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        75,222             N/A              N/A              N/A

JNL/S&P Managed Conservative Division(737)

  Accumulation unit value:
    Beginning of period                       $10.30           $10.30             N/A              N/A
    End of period                             $10.48           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        93,699            3,397             N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                        $9.83             N/A              N/A              N/A
    End of period                             $10.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          443              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                       $11.24             N/A              N/A              N/A
    End of period                             $15.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,684             N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 1.92%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(602)

  Accumulation unit value:
    Beginning of period                        $8.08            $7.55             N/A              N/A
    End of period                              $8.27            $8.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,636             425              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(484)

  Accumulation unit value:
    Beginning of period                       $24.84           $22.67           $22.65             N/A
    End of period                             $25.51           $24.84           $22.67             N/A
  Accumulation units outstanding
  at the end of period                          507              633              95               N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(433)

  Accumulation unit value:
    Beginning of period                       $21.90           $20.14           $19.05             N/A
    End of period                             $22.63           $21.90           $20.14             N/A
  Accumulation units outstanding
  at the end of period                         5,876            5,952            3,555             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(459)

  Accumulation unit value:
    Beginning of period                       $19.21           $17.32           $16.14             N/A
    End of period                             $20.49           $19.21           $17.32             N/A
  Accumulation units outstanding
  at the end of period                         1,258            1,258            1,258             N/A

JNL/Putnam Value Equity Division(434)

  Accumulation unit value:
    Beginning of period                       $18.86           $17.51           $16.53             N/A
    End of period                             $19.41           $18.86           $17.51             N/A
  Accumulation units outstanding
  at the end of period                         1,625            2,329            2,639             N/A

JNL/Select Money Market Division(441)

  Accumulation unit value:
    Beginning of period                       $11.64           $11.77           $11.80             N/A
    End of period                             $11.72           $11.64           $11.77             N/A
  Accumulation units outstanding
  at the end of period                          769             1,766              -               N/A

JNL/PPM America High Yield Bond
Division(422)

  Accumulation unit value:
    Beginning of period                         N/A            $14.82           $14.18             N/A
    End of period                               N/A            $15.27           $14.82             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             13,177             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(433)

  Accumulation unit value:
    Beginning of period                       $14.82           $14.55           $14.37             N/A
    End of period                             $14.88           $14.82           $14.55             N/A
  Accumulation units outstanding
  at the end of period                         4,254            4,154            1,558             N/A

JNL/Salomon Brothers Strategic
Bond Division(422)

  Accumulation unit value:
    Beginning of period                       $17.72           $16.89           $16.57             N/A
    End of period                             $17.84           $17.72           $16.89             N/A
  Accumulation units outstanding
  at the end of period                        11,150           11,939            4,750             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(422)

  Accumulation unit value:
    Beginning of period                       $24.53           $22.75           $20.94             N/A
    End of period                             $25.53           $24.53           $22.75             N/A
  Accumulation units outstanding
  at the end of period                         5,901            5,093            2,804             N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(434)

  Accumulation unit value:
    Beginning of period                       $31.84           $27.50           $26.11             N/A
    End of period                             $35.64           $31.84           $27.50             N/A
  Accumulation units outstanding
  at the end of period                        14,610           18,135            6,757             N/A

JNL/JPMorgan International Equity
Division(492)

  Accumulation unit value:
    Beginning of period                       $12.82           $11.67             N/A              N/A
    End of period                             $13.92           $12.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,059            1,569             N/A              N/A

JNL/Alger Growth Division(436)

  Accumulation unit value:
    Beginning of period                       $16.64           $16.15           $15.38             N/A
    End of period                             $18.33           $16.64           $16.15             N/A
  Accumulation units outstanding
  at the end of period                         2,219            2,644            4,684             N/A

JNL/Eagle Core Equity Division(433)

  Accumulation unit value:
    Beginning of period                       $16.46           $15.78           $14.89             N/A
    End of period                             $16.70           $16.46           $15.78             N/A
  Accumulation units outstanding
  at the end of period                         9,040            8,226            4,072             N/A

JNL/Eagle SmallCap Equity Division(563)

  Accumulation unit value:
    Beginning of period                       $18.74           $17.27             N/A              N/A
    End of period                             $18.85           $18.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,044            1,044             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(437)

  Accumulation unit value:
    Beginning of period                       $12.17           $11.32           $10.84             N/A
    End of period                             $12.71           $12.17           $11.32             N/A
  Accumulation units outstanding
  at the end of period                        56,700           49,555           20,113             N/A

JNL/S&P Managed Growth Division(422)

  Accumulation unit value:
    Beginning of period                       $12.47           $11.41           $10.67             N/A
    End of period                             $13.14           $12.47           $11.41             N/A
  Accumulation units outstanding
  at the end of period                        107,914          110,785          10,022             N/A

JNL/S&P Managed Aggressive Growth
Division(446)

  Accumulation unit value:
    Beginning of period                       $12.24           $11.08           $10.60             N/A
    End of period                             $13.03           $12.24           $11.08             N/A
  Accumulation units outstanding
  at the end of period                        170,530          250,136          19,848             N/A

JNL/S&P Very Aggressive Growth
Division I(422)

  Accumulation unit value:
    Beginning of period                         N/A            $10.69            $9.77             N/A
    End of period                               N/A            $10.90           $10.69             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,615             N/A

JNL/S&P Equity Growth Division I(435)

  Accumulation unit value:
    Beginning of period                         N/A             $9.98            $9.36             N/A
    End of period                               N/A            $10.14            $9.98             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             143,679            N/A

JNL/S&P Equity Aggressive Growth
Division I(422)

  Accumulation unit value:
    Beginning of period                         N/A            $10.21            $9.33             N/A
    End of period                               N/A            $10.39           $10.21             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,690             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(422)

  Accumulation unit value:
    Beginning of period                       $10.35            $9.59            $8.80             N/A
    End of period                             $10.60           $10.35            $9.59             N/A
  Accumulation units outstanding
  at the end of period                        17,248           16,639            2,766             N/A

JNL/MCM S&P 400 MidCap Index Division(422)

  Accumulation unit value:
    Beginning of period                       $12.67           $11.15           $10.13             N/A
    End of period                             $13.92           $12.67           $11.15             N/A
  Accumulation units outstanding
  at the end of period                         9,178            9,369            1,685             N/A

JNL/Alliance Capital Growth Division(492)

  Accumulation unit value:
    Beginning of period                        $9.58            $9.39             N/A              N/A
    End of period                              $8.70            $9.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,098             N/A              N/A

JNL/JPMorgan International Value
Division(727)

  Accumulation unit value:
    Beginning of period                       $10.10            $9.75             N/A              N/A
    End of period                             $11.75           $10.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                          646              647              N/A              N/A

JNL/PIMCO Total Return Bond Division(422)

  Accumulation unit value:
    Beginning of period                       $13.48           $13.16           $13.16             N/A
    End of period                             $13.53           $13.48           $13.16             N/A
  Accumulation units outstanding
  at the end of period                        43,191           28,912           14,332             N/A

JNL/MCM Small Cap Index Division(422)

  Accumulation unit value:
    Beginning of period                       $12.98           $11.27           $10.16             N/A
    End of period                             $13.27           $12.98           $11.27             N/A
  Accumulation units outstanding
  at the end of period                         5,061            5,226            1,567             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(422)

  Accumulation unit value:
    Beginning of period                       $13.39           $11.42           $10.10             N/A
    End of period                             $14.89           $13.39           $11.42             N/A
  Accumulation units outstanding
  at the end of period                         6,701            6,229            1,684             N/A

JNL/Lazard Small Cap Value Division(436)

  Accumulation unit value:
    Beginning of period                       $14.12           $12.48           $11.52             N/A
    End of period                             $14.50           $14.12           $12.48             N/A
  Accumulation units outstanding
  at the end of period                        25,774           33,063            9,299             N/A

JNL/Lazard Mid Cap Value Division(436)

  Accumulation unit value:
    Beginning of period                       $16.64           $13.60           $12.86             N/A
    End of period                             $17.76           $16.64           $13.60             N/A
  Accumulation units outstanding
  at the end of period                        23,663           30,134            7,424             N/A

JNL/MCM Bond Index Division(422)

  Accumulation unit value:
    Beginning of period                       $10.94           $10.76           $10.81             N/A
    End of period                             $10.94           $10.94           $10.76             N/A
  Accumulation units outstanding
  at the end of period                         9,662            9,628            1,433             N/A

JNL/S&P Core Index 100 Division(433)

  Accumulation unit value:
    Beginning of period                         N/A            $10.18            $9.69             N/A
    End of period                               N/A            $10.33           $10.18             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              9,978             N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.63           $12.29             N/A              N/A
    End of period                             $12.60           $12.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,696           30,209             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(430)

  Accumulation unit value:
    Beginning of period                         N/A             $9.89            $9.27             N/A
    End of period                               N/A            $10.05            $9.89             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               834              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(422)

  Accumulation unit value:
    Beginning of period                       $13.90           $13.75           $12.03             N/A
    End of period                             $12.86           $13.90           $13.75             N/A
  Accumulation units outstanding
  at the end of period                        116,401          98,407           37,014             N/A

JNL/Putnam Midcap Growth Division(506)

  Accumulation unit value:
    Beginning of period                        $7.40            $6.55             N/A              N/A
    End of period                              $8.14            $7.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,475            1,475             N/A              N/A

JNL/T. Rowe Price Value Division(436)

  Accumulation unit value:
    Beginning of period                       $12.90           $11.42           $10.53             N/A
    End of period                             $13.44           $12.90           $11.42             N/A
  Accumulation units outstanding
  at the end of period                        12,570           11,479            4,657             N/A

JNL/FMR Balanced Division(436)

  Accumulation unit value:
    Beginning of period                        $9.95            $9.27            $8.92             N/A
    End of period                             $10.75            $9.95            $9.27             N/A
  Accumulation units outstanding
  at the end of period                        12,434           12,969            3,044             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(436)

  Accumulation unit value:
    Beginning of period                       $11.12            $9.61            $8.97             N/A
    End of period                             $12.41           $11.12            $9.61             N/A
  Accumulation units outstanding
  at the end of period                        10,613            5,553            3,189             N/A

JNL/Oppenheimer Growth Division(442)

  Accumulation unit value:
    Beginning of period                        $8.05            $7.87            $7.88             N/A
    End of period                              $8.62            $8.05            $7.87             N/A
  Accumulation units outstanding
  at the end of period                         6,187            6,573             261              N/A

JNL/MCM Global 15 Division NY I(433)

  Accumulation unit value:
    Beginning of period                       $15.36           $12.31           $12.28             N/A
    End of period                             $16.60           $15.36           $12.31             N/A
  Accumulation units outstanding
  at the end of period                        45,879           61,204            1,566             N/A

JNL/MCM 25 Division NY I(433)

  Accumulation unit value:
    Beginning of period                       $15.90           $13.29           $11.82             N/A
    End of period                             $15.12           $15.90           $13.29             N/A
  Accumulation units outstanding
  at the end of period                        87,301           96,287           43,674             N/A

JNL/MCM Select Small-Cap Division
NY I(430)

  Accumulation unit value:
    Beginning of period                       $17.25           $15.67           $14.73             N/A
    End of period                             $18.40           $17.25           $15.67             N/A
  Accumulation units outstanding
  at the end of period                        51,919           48,078           29,330             N/A

JNL/MCM S&P(R) 10 Division NY I(422)

  Accumulation unit value:
    Beginning of period                       $12.99           $11.22           $10.16             N/A
    End of period                             $17.48           $12.99           $11.22             N/A
  Accumulation units outstanding
  at the end of period                        95,938           86,733           64,957             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(430)

  Accumulation unit value:
    Beginning of period                       $16.25           $14.44           $13.12             N/A
    End of period                             $17.25           $16.25           $14.44             N/A
  Accumulation units outstanding
  at the end of period                         3,896            3,937            2,853             N/A

JNL/MCM Consumer Brands Sector
Division(602)

  Accumulation unit value:
    Beginning of period                       $10.61            $9.83             N/A              N/A
    End of period                             $10.16           $10.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                          326              327              N/A              N/A

JNL/MCM Technology Sector Division(528)

  Accumulation unit value:
    Beginning of period                        $5.58            $5.62             N/A              N/A
    End of period                              $5.61            $5.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,531            4,488             N/A              N/A

JNL/MCM Healthcare Sector Division(563)

  Accumulation unit value:
    Beginning of period                       $10.50           $10.84             N/A              N/A
    End of period                             $11.09           $10.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,299             634              N/A              N/A

JNL/MCM Financial Sector Division(519)

  Accumulation unit value:
    Beginning of period                       $11.82           $11.20             N/A              N/A
    End of period                             $12.30           $11.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                          496              496              N/A              N/A

JNL/MCM Oil & Gas Sector Division(569)

  Accumulation unit value:
    Beginning of period                       $16.95           $13.93             N/A              N/A
    End of period                             $22.75           $16.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,771            2,732             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector
Division(519)

  Accumulation unit value:
    Beginning of period                        $4.44            $4.21             N/A              N/A
    End of period                              $4.39            $4.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,385           12,182             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(442)

  Accumulation unit value:
    Beginning of period                       $11.73           $11.19           $10.82             N/A
    End of period                             $12.48           $11.73           $11.19             N/A
  Accumulation units outstanding
  at the end of period                        27,157           35,417           10,371             N/A

JNL/AIM Large Cap Growth Division(436)

  Accumulation unit value:
    Beginning of period                       $11.00           $10.20            $9.84             N/A
    End of period                             $11.57           $11.00           $10.20             N/A
  Accumulation units outstanding
  at the end of period                         8,544           10,163            2,990             N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(918)

  Accumulation unit value:
    Beginning of period                       $10.99             N/A              N/A              N/A
    End of period                             $11.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,742             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.49             N/A              N/A              N/A
    End of period                             $11.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,778             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.35             N/A              N/A              N/A
    End of period                             $10.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,124             N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                       $10.29             N/A              N/A              N/A
    End of period                             $10.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          973              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(717)

  Accumulation unit value:
    Beginning of period                       $11.36           $11.04             N/A              N/A
    End of period                             $15.49           $11.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        246,572          239,509            N/A              N/A


Accumulation Unit Values
Contract with Endorsements - 1.945%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(509)

  Accumulation unit value:
    Beginning of period                        $8.07            $7.48             N/A              N/A
    End of period                              $8.25            $8.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                          772             1,347             N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(572)

  Accumulation unit value:
    Beginning of period                       $21.85           $20.33             N/A              N/A
    End of period                             $22.57           $21.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                          507              593              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(572)

  Accumulation unit value:
    Beginning of period                       $18.81           $17.62             N/A              N/A
    End of period                             $19.36           $18.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                          503              560              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                       $11.69             N/A              N/A              N/A
    End of period                             $11.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,833             N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(453)

  Accumulation unit value:
    Beginning of period                         N/A            $14.79           $14.39             N/A
    End of period                               N/A            $15.23           $14.79             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             14,840             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(517)

  Accumulation unit value:
    Beginning of period                       $14.82           $14.69             N/A              N/A
    End of period                             $14.87           $14.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                          574              906              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(478)

  Accumulation unit value:
    Beginning of period                       $17.68           $16.86           $16.86             N/A
    End of period                             $17.79           $17.68           $16.86             N/A
  Accumulation units outstanding
  at the end of period                         1,228            1,790             605              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(451)

  Accumulation unit value:
    Beginning of period                       $24.47           $22.71           $21.28             N/A
    End of period                             $25.46           $24.47           $22.71             N/A
  Accumulation units outstanding
  at the end of period                          922             1,063             292              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(533)

  Accumulation unit value:
    Beginning of period                       $31.76           $27.72             N/A              N/A
    End of period                             $35.54           $31.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                          732              723              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(502)

  Accumulation unit value:
    Beginning of period                       $12.15           $11.57             N/A              N/A
    End of period                             $12.68           $12.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/S&P Managed Growth Division(439)

  Accumulation unit value:
    Beginning of period                       $12.45           $11.39           $10.74             N/A
    End of period                             $13.11           $12.45           $11.39             N/A
  Accumulation units outstanding
  at the end of period                          570              826             2,372             N/A

JNL/S&P Managed Aggressive Growth
Division(451)

  Accumulation unit value:
    Beginning of period                       $12.22           $11.07           $10.51             N/A
    End of period                             $13.00           $12.22           $11.07             N/A
  Accumulation units outstanding
  at the end of period                          347              348              126              N/A

JNL/S&P Very Aggressive Growth
Division I(451)

  Accumulation unit value:
    Beginning of period                         N/A            $10.68           $10.11             N/A
    End of period                               N/A            $10.88           $10.68             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               N/A

JNL/S&P Equity Growth Division I(473)

  Accumulation unit value:
    Beginning of period                         N/A             $9.97            $9.62             N/A
    End of period                               N/A            $10.12            $9.97             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               392              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(478)

  Accumulation unit value:
    Beginning of period                       $10.34            $9.58            $9.39             N/A
    End of period                             $10.59           $10.34            $9.58             N/A
  Accumulation units outstanding
  at the end of period                         5,567            5,568             543              N/A

JNL/MCM S&P 400 MidCap Index Division(478)

  Accumulation unit value:
    Beginning of period                       $12.66           $11.15           $11.00             N/A
    End of period                             $13.90           $12.66           $11.15             N/A
  Accumulation units outstanding
  at the end of period                         1,034            3,206             463              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(451)

  Accumulation unit value:
    Beginning of period                       $10.08            $8.39            $7.73             N/A
    End of period                             $11.73           $10.08            $8.39             N/A
  Accumulation units outstanding
  at the end of period                         1,559            1,644             806              N/A

JNL/PIMCO Total Return Bond Division(508)

  Accumulation unit value:
    Beginning of period                       $13.46           $13.22             N/A              N/A
    End of period                             $13.50           $13.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,198           11,901             N/A              N/A

JNL/MCM Small Cap Index Division(478)

  Accumulation unit value:
    Beginning of period                       $12.97           $11.26           $11.06             N/A
    End of period                             $13.26           $12.97           $11.26             N/A
  Accumulation units outstanding
  at the end of period                         1,304            1,398             461              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(538)

  Accumulation unit value:
    Beginning of period                       $13.38           $11.60             N/A              N/A
    End of period                             $14.87           $13.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                          185              384              N/A              N/A

JNL/Lazard Small Cap Value Division(533)

  Accumulation unit value:
    Beginning of period                       $14.10           $12.76             N/A              N/A
    End of period                             $14.47           $14.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,256            2,314             N/A              N/A

JNL/Lazard Mid Cap Value Division(451)

  Accumulation unit value:
    Beginning of period                       $16.61           $13.58           $12.98             N/A
    End of period                             $17.73           $16.61           $13.58             N/A
  Accumulation units outstanding
  at the end of period                          897              987              102              N/A

JNL/MCM Bond Index Division(538)

  Accumulation unit value:
    Beginning of period                       $10.94           $11.03             N/A              N/A
    End of period                             $10.92           $10.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                          203             1,497             N/A              N/A

JNL/S&P Core Index 100 Division(533)

  Accumulation unit value:
    Beginning of period                         N/A            $10.30             N/A              N/A
    End of period                               N/A            $10.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.61           $12.27             N/A              N/A
    End of period                             $12.57           $12.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,939           12,317             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(477)

  Accumulation unit value:
    Beginning of period                       $13.89           $13.75           $13.21             N/A
    End of period                             $12.85           $13.89           $13.75             N/A
  Accumulation units outstanding
  at the end of period                          431              353             3,159             N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(451)

  Accumulation unit value:
    Beginning of period                       $12.89           $11.40           $10.64             N/A
    End of period                             $13.42           $12.89           $11.40             N/A
  Accumulation units outstanding
  at the end of period                          966             1,251             124              N/A

JNL/FMR Balanced Division(633)

  Accumulation unit value:
    Beginning of period                        $9.94            $9.02             N/A              N/A
    End of period                             $10.73            $9.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                          583              712              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(502)

  Accumulation unit value:
    Beginning of period                       $11.11           $10.14             N/A              N/A
    End of period                             $12.40           $11.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                          31               196              N/A              N/A

JNL/Oppenheimer Growth Division(533)

  Accumulation unit value:
    Beginning of period                        $8.04            $7.86             N/A              N/A
    End of period                              $8.61            $8.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/MCM Global 15 Division NY I(508)

  Accumulation unit value:
    Beginning of period                       $15.35           $12.89             N/A              N/A
    End of period                             $16.58           $15.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,985            1,778             N/A              N/A

JNL/MCM 25 Division NY I(508)

  Accumulation unit value:
    Beginning of period                       $15.89           $13.23             N/A              N/A
    End of period                             $15.10           $15.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,822            3,872             N/A              N/A

JNL/MCM Select Small-Cap Division
NY I(508)

  Accumulation unit value:
    Beginning of period                       $17.24           $15.15             N/A              N/A
    End of period                             $18.39           $17.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                          703              686              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I(508)

  Accumulation unit value:
    Beginning of period                       $12.98           $11.33             N/A              N/A
    End of period                             $17.46           $12.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                          482             4,083             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(575)

  Accumulation unit value:
    Beginning of period                       $16.24           $14.25             N/A              N/A
    End of period                             $17.23           $16.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                          221              246              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(536)

  Accumulation unit value:
    Beginning of period                       $10.60            $9.69             N/A              N/A
    End of period                             $10.14           $10.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               191              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(502)

  Accumulation unit value:
    Beginning of period                       $10.49           $10.73             N/A              N/A
    End of period                             $11.07           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                          841              422              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(605)

  Accumulation unit value:
    Beginning of period                       $16.93           $14.89             N/A              N/A
    End of period                             $22.72           $16.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(572)

  Accumulation unit value:
    Beginning of period                       $11.72           $11.15             N/A              N/A
    End of period                             $12.47           $11.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,493            1,660             N/A              N/A

JNL/AIM Large Cap Growth Division(517)

  Accumulation unit value:
    Beginning of period                       $11.03           $10.48             N/A              N/A
    End of period                             $11.60           $11.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                          837              901              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(722)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.53             N/A              N/A
    End of period                             $11.82           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,499            2,564             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division(687)

  Accumulation unit value:
    Beginning of period                       $10.30            $9.94             N/A              N/A
    End of period                             $10.48           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(697)

  Accumulation unit value:
    Beginning of period                       $11.36           $10.31             N/A              N/A
    End of period                             $15.48           $11.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,293            6,021             N/A              N/A
Accumulation Unit Values
Contract with Endorsements - 1.95%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(585)

  Accumulation unit value:
    Beginning of period                        $8.07            $7.27             N/A              N/A
    End of period                              $8.25            $8.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,865            3,092             N/A              N/A

JNL/FMR Capital Growth Division(612)

  Accumulation unit value:
    Beginning of period                       $19.92           $17.65             N/A              N/A
    End of period                             $20.74           $19.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                          198              146              N/A              N/A

JNL/Select Large Cap Growth Division(611)

  Accumulation unit value:
    Beginning of period                       $24.77           $23.88             N/A              N/A
    End of period                             $25.42           $24.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,206            1,418             N/A              N/A

JNL/Select Global Growth Division(619)

  Accumulation unit value:
    Beginning of period                       $22.01           $19.62             N/A              N/A
    End of period                             $22.00           $22.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,026             174              N/A              N/A

JNL/Select Balanced Division(427)

  Accumulation unit value:
    Beginning of period                       $21.84           $20.09           $18.91             N/A
    End of period                             $22.55           $21.84           $20.09             N/A
  Accumulation units outstanding
  at the end of period                         3,180            1,628              -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(631)

  Accumulation unit value:
    Beginning of period                       $19.15           $17.02             N/A              N/A
    End of period                             $20.42           $19.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                          300              300              N/A              N/A

JNL/Putnam Value Equity Division(427)

  Accumulation unit value:
    Beginning of period                       $18.80           $17.47           $16.26             N/A
    End of period                             $19.35           $18.80           $17.47             N/A
  Accumulation units outstanding
  at the end of period                         1,314             312               -               N/A

JNL/Select Money Market Division(597)

  Accumulation unit value:
    Beginning of period                       $11.60           $11.66             N/A              N/A
    End of period                             $11.69           $11.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                          988            17,127             N/A              N/A

JNL/PPM America High Yield Bond
Division(427)

  Accumulation unit value:
    Beginning of period                         N/A            $14.78           $14.18             N/A
    End of period                               N/A            $15.22           $14.78             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(594)

  Accumulation unit value:
    Beginning of period                       $14.78           $14.23             N/A              N/A
    End of period                             $14.83           $14.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                          609              531              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(427)

  Accumulation unit value:
    Beginning of period                       $17.67           $16.85           $16.48             N/A
    End of period                             $17.78           $17.67           $16.85             N/A
  Accumulation units outstanding
  at the end of period                         6,222            1,917              -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(427)

  Accumulation unit value:
    Beginning of period                       $24.46           $22.70           $21.27             N/A
    End of period                             $25.45           $24.46           $22.70             N/A
  Accumulation units outstanding
  at the end of period                        13,809            2,121              -               N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(427)

  Accumulation unit value:
    Beginning of period                       $31.75           $27.43           $25.65             N/A
    End of period                             $35.53           $31.75           $27.43             N/A
  Accumulation units outstanding
  at the end of period                        11,817            2,196              -               N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division(427)

  Accumulation unit value:
    Beginning of period                       $16.59           $16.11           $15.16             N/A
    End of period                             $18.27           $16.59           $16.11             N/A
  Accumulation units outstanding
  at the end of period                         1,446             414               -               N/A

JNL/Eagle Core Equity Division(427)

  Accumulation unit value:
    Beginning of period                       $16.42           $15.75           $14.79             N/A
    End of period                             $16.65           $16.42           $15.75             N/A
  Accumulation units outstanding
  at the end of period                         1,516            1,363              -               N/A

JNL/Eagle SmallCap Equity Division(557)

  Accumulation unit value:
    Beginning of period                       $18.70           $17.15             N/A              N/A
    End of period                             $18.80           $18.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                          713              675              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(478)

  Accumulation unit value:
    Beginning of period                       $12.15           $11.30           $11.17             N/A
    End of period                             $12.68           $12.15           $11.30             N/A
  Accumulation units outstanding
  at the end of period                        29,556           24,521             15               N/A

JNL/S&P Managed Growth Division(557)

  Accumulation unit value:
    Beginning of period                       $12.44           $11.59             N/A              N/A
    End of period                             $13.11           $12.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                        101,508          102,873            N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(538)

  Accumulation unit value:
    Beginning of period                       $12.22           $11.24             N/A              N/A
    End of period                             $13.00           $12.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                        89,299           107,726            N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(495)

  Accumulation unit value:
    Beginning of period                         N/A            $10.20             N/A              N/A
    End of period                               N/A            $10.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(550)

  Accumulation unit value:
    Beginning of period                       $10.34            $9.81             N/A              N/A
    End of period                             $10.59           $10.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                        39,514           39,115             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(550)

  Accumulation unit value:
    Beginning of period                       $12.66           $11.80             N/A              N/A
    End of period                             $13.90           $12.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,594           19,822             N/A              N/A

JNL/Alliance Capital Growth Division(611)

  Accumulation unit value:
    Beginning of period                        $9.56            $9.20             N/A              N/A
    End of period                              $8.68            $9.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               284              N/A              N/A

JNL/JPMorgan International Value
Division(612)

  Accumulation unit value:
    Beginning of period                       $10.08            $8.61             N/A              N/A
    End of period                             $11.72           $10.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,342            8,600             N/A              N/A

JNL/PIMCO Total Return Bond Division(427)

  Accumulation unit value:
    Beginning of period                       $13.45           $13.13           $13.02             N/A
    End of period                             $13.50           $13.45           $13.13             N/A
  Accumulation units outstanding
  at the end of period                        21,491            6,661              -               N/A

JNL/MCM Small Cap Index Division(550)

  Accumulation unit value:
    Beginning of period                       $12.97           $12.16             N/A              N/A
    End of period                             $13.26           $12.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,858           16,762             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(553)

  Accumulation unit value:
    Beginning of period                       $13.38           $12.02             N/A              N/A
    End of period                             $14.87           $13.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,161           11,113             N/A              N/A

JNL/Lazard Small Cap Value Division(427)

  Accumulation unit value:
    Beginning of period                       $14.09           $12.46           $11.45             N/A
    End of period                             $14.47           $14.09           $12.46             N/A
  Accumulation units outstanding
  at the end of period                         3,785            3,394              -               N/A

JNL/Lazard Mid Cap Value Division(427)

  Accumulation unit value:
    Beginning of period                       $16.61           $13.58           $12.73             N/A
    End of period                             $17.72           $16.61           $13.58             N/A
  Accumulation units outstanding
  at the end of period                         4,700            1,823              -               N/A

JNL/MCM Bond Index Division(594)

  Accumulation unit value:
    Beginning of period                       $10.93           $10.56             N/A              N/A
    End of period                             $10.92           $10.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,303            4,604             N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.60           $12.26             N/A              N/A
    End of period                             $12.57           $12.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,008            2,748             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(601)

  Accumulation unit value:
    Beginning of period                         N/A            $10.03             N/A              N/A
    End of period                               N/A            $10.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(545)

  Accumulation unit value:
    Beginning of period                         N/A            $10.08             N/A              N/A
    End of period                               N/A            $10.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/MCM DowSM 10 Division NY I(427)

  Accumulation unit value:
    Beginning of period                       $13.89           $13.75           $12.24             N/A
    End of period                             $12.85           $13.89           $13.75             N/A
  Accumulation units outstanding
  at the end of period                        31,633           32,234              -               N/A

JNL/Putnam Midcap Growth Division(655)

  Accumulation unit value:
    Beginning of period                        $7.39            $6.28             N/A              N/A
    End of period                              $8.12            $7.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,784             770              N/A              N/A

JNL/T. Rowe Price Value Division(427)

  Accumulation unit value:
    Beginning of period                       $12.88           $11.40           $10.41             N/A
    End of period                             $13.41           $12.88           $11.40             N/A
  Accumulation units outstanding
  at the end of period                        27,410            8,689              -               N/A

JNL/FMR Balanced Division(427)

  Accumulation unit value:
    Beginning of period                        $9.94            $9.26            $8.87             N/A
    End of period                             $10.73            $9.94            $9.26             N/A
  Accumulation units outstanding
  at the end of period                         2,923            2,707              -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(427)

  Accumulation unit value:
    Beginning of period                       $11.11            $9.61            $8.71             N/A
    End of period                             $12.39           $11.11            $9.61             N/A
  Accumulation units outstanding
  at the end of period                         5,333            4,842              -               N/A

JNL/Oppenheimer Growth Division(600)

  Accumulation unit value:
    Beginning of period                        $8.04            $7.95             N/A              N/A
    End of period                              $8.61            $8.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,263            2,178             N/A              N/A

JNL/MCM Global 15 Division NY I(585)

  Accumulation unit value:
    Beginning of period                       $15.35           $12.14             N/A              N/A
    End of period                             $16.58           $15.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,233           23,592             N/A              N/A

JNL/MCM 25 Division NY I(585)

  Accumulation unit value:
    Beginning of period                       $15.88           $13.27             N/A              N/A
    End of period                             $15.10           $15.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,034           21,442             N/A              N/A

JNL/MCM Select Small-Cap Division
NY I(585)

  Accumulation unit value:
    Beginning of period                       $17.24           $14.46             N/A              N/A
    End of period                             $18.38           $17.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,335           20,258             N/A              N/A

JNL/MCM S&P(R) 10 Division NY I(429)

  Accumulation unit value:
    Beginning of period                       $12.98           $11.22           $10.17             N/A
    End of period                             $17.46           $12.98           $11.22             N/A
  Accumulation units outstanding
  at the end of period                        27,656           27,000              -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(427)

  Accumulation unit value:
    Beginning of period                       $16.24           $14.43           $13.15             N/A
    End of period                             $17.23           $16.24           $14.43             N/A
  Accumulation units outstanding
  at the end of period                         2,889            3,626              -               N/A

JNL/MCM Consumer Brands Sector
Division(621)

  Accumulation unit value:
    Beginning of period                       $10.59            $9.27             N/A              N/A
    End of period                             $10.14           $10.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,111            3,627             N/A              N/A

JNL/MCM Technology Sector Division(608)

  Accumulation unit value:
    Beginning of period                        $5.57            $5.43             N/A              N/A
    End of period                              $5.60            $5.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,252            4,832             N/A              N/A

JNL/MCM Healthcare Sector Division(618)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.30             N/A              N/A
    End of period                             $11.07           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        32,146            7,870             N/A              N/A

JNL/MCM Financial Sector Division(612)

  Accumulation unit value:
    Beginning of period                       $11.80           $10.67             N/A              N/A
    End of period                             $12.28           $11.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,627            1,206             N/A              N/A

JNL/MCM Oil & Gas Sector Division(604)

  Accumulation unit value:
    Beginning of period                       $16.93           $14.62             N/A              N/A
    End of period                             $22.71           $16.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,106             185              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                        $4.13             N/A              N/A              N/A
    End of period                              $4.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,513             N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(594)

  Accumulation unit value:
    Beginning of period                       $11.72           $11.31             N/A              N/A
    End of period                             $12.46           $11.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                          910              910              N/A              N/A

JNL/AIM Large Cap Growth Division(427)

  Accumulation unit value:
    Beginning of period                       $10.99           $10.19            $9.73             N/A
    End of period                             $11.56           $10.99           $10.19             N/A
  Accumulation units outstanding
  at the end of period                         1,565            1,422              -               N/A

JNL/AIM Real Estate Division(857)

  Accumulation unit value:
    Beginning of period                       $10.67             N/A              N/A              N/A
    End of period                             $11.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          840              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(713)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.56             N/A              N/A
    End of period                             $11.82           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        81,762           14,764             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $10.41             N/A              N/A              N/A
    End of period                             $11.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,151             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.44             N/A              N/A              N/A
    End of period                             $10.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,578             N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.20             N/A              N/A              N/A
    End of period                             $10.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,411             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                        $9.13             N/A              N/A              N/A
    End of period                             $10.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,313             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(721)

  Accumulation unit value:
    Beginning of period                       $11.36           $10.80             N/A              N/A
    End of period                             $15.48           $11.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,684            1,666             N/A              N/A
Accumulation Unit Values
Contract with Endorsements - 1.96%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(252)

  Accumulation unit value:
    Beginning of period                        $8.07            $7.39            $6.15             N/A
    End of period                              $8.25            $8.07            $7.39             N/A
  Accumulation units outstanding
  at the end of period                        12,094           13,289           17,072             N/A

JNL/FMR Capital Growth Division(213)

  Accumulation unit value:
    Beginning of period                       $19.90           $17.20           $12.93           $13.01
    End of period                             $20.72           $19.90           $17.20           $12.93
  Accumulation units outstanding
  at the end of period                         2,389            2,282             64               64

JNL/Select Large Cap Growth Division(171)

  Accumulation unit value:
    Beginning of period                       $24.74           $22.60           $17.01           $17.43
    End of period                             $25.40           $24.74           $22.60           $17.01
  Accumulation units outstanding
  at the end of period                         1,802             694              508              134

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(168)

  Accumulation unit value:
    Beginning of period                       $21.82           $20.07           $16.83           $16.64
    End of period                             $22.53           $21.82           $20.07           $16.83
  Accumulation units outstanding
  at the end of period                        12,248           16,338           14,714            1,727






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(265)

  Accumulation unit value:
    Beginning of period                       $19.13           $17.26           $13.10             N/A
    End of period                             $20.40           $19.13           $17.26             N/A
  Accumulation units outstanding
  at the end of period                         1,930             121              121              N/A

JNL/Putnam Value Equity Division(244)

  Accumulation unit value:
    Beginning of period                       $18.79           $17.45           $14.29           $14.36
    End of period                             $19.33           $18.79           $17.45           $14.29
  Accumulation units outstanding
  at the end of period                         1,046            1,552            1,438             373

JNL/Select Money Market Division(168)

  Accumulation unit value:
    Beginning of period                       $11.59           $11.73           $11.91           $11.95
    End of period                             $11.68           $11.59           $11.73           $11.91
  Accumulation units outstanding
  at the end of period                         7,409           15,515            2,678            3,996

JNL/PPM America High Yield Bond
Division(168)

  Accumulation unit value:
    Beginning of period                         N/A            $14.77           $12.69           $11.91
    End of period                               N/A            $15.21           $14.77           $12.69
  Accumulation units outstanding
  at the end of period                          N/A               -             66,829            3,173

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(168)

  Accumulation unit value:
    Beginning of period                       $14.76           $14.50           $14.61           $14.30
    End of period                             $14.82           $14.76           $14.50           $14.61
  Accumulation units outstanding
  at the end of period                         3,524            2,777            3,713            2,683

JNL/Salomon Brothers Strategic
Bond Division(168)

  Accumulation unit value:
    Beginning of period                       $17.65           $16.83           $15.12           $14.21
    End of period                             $17.76           $17.65           $16.83           $15.12
  Accumulation units outstanding
  at the end of period                        15,619           18,174           19,998            4,978






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(168)

  Accumulation unit value:
    Beginning of period                       $24.43           $22.67           $17.71           $17.52
    End of period                             $25.41           $24.43           $22.67           $17.71
  Accumulation units outstanding
  at the end of period                        13,158           15,066            9,108             732

JNL/T. Rowe Price Mid-Cap Growth
Division(205)

  Accumulation unit value:
    Beginning of period                       $31.72           $27.40           $20.16           $17.76
    End of period                             $35.49           $31.72           $27.40           $20.16
  Accumulation units outstanding
  at the end of period                        14,645           15,071           10,170            1,180

JNL/JPMorgan International Equity
Division(221)

  Accumulation unit value:
    Beginning of period                       $12.77           $11.19            $8.88            $9.01
    End of period                             $13.86           $12.77           $11.19            $8.88
  Accumulation units outstanding
  at the end of period                         6,010            4,656            1,385             115

JNL/Alger Growth Division(244)

  Accumulation unit value:
    Beginning of period                       $16.57           $16.09           $12.13           $12.19
    End of period                             $18.25           $16.57           $16.09           $12.13
  Accumulation units outstanding
  at the end of period                         4,761            3,131            3,381            4,039

JNL/Eagle Core Equity Division(168)

  Accumulation unit value:
    Beginning of period                       $16.41           $15.74           $12.89           $13.16
    End of period                             $16.63           $16.41           $15.74           $12.89
  Accumulation units outstanding
  at the end of period                         5,135            7,609            3,630            3,261

JNL/Eagle SmallCap Equity Division(245)

  Accumulation unit value:
    Beginning of period                       $18.68           $16.04           $11.69           $11.67
    End of period                             $18.78           $18.68           $16.04           $11.69
  Accumulation units outstanding
  at the end of period                        11,576           10,755           10,078            1,524






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(185)

  Accumulation unit value:
    Beginning of period                       $12.14           $11.30            $9.79            $9.74
    End of period                             $12.67           $12.14           $11.30            $9.79
  Accumulation units outstanding
  at the end of period                        154,398          167,215          105,765          51,768

JNL/S&P Managed Growth Division(185)

  Accumulation unit value:
    Beginning of period                       $12.43           $11.38            $9.53            $9.57
    End of period                             $13.10           $12.43           $11.38            $9.53
  Accumulation units outstanding
  at the end of period                        177,439          176,545          197,777          58,076

JNL/S&P Managed Aggressive Growth
Division(185)

  Accumulation unit value:
    Beginning of period                       $12.21           $11.06            $8.89            $9.02
    End of period                             $12.99           $12.21           $11.06            $8.89
  Accumulation units outstanding
  at the end of period                        340,845          561,956           9,039           13,628

JNL/S&P Very Aggressive Growth
Division I(223)

  Accumulation unit value:
    Beginning of period                         N/A            $10.67            $8.33            $8.40
    End of period                               N/A            $10.87           $10.67            $8.33
  Accumulation units outstanding
  at the end of period                          N/A               -              2,283            4,466

JNL/S&P Equity Growth Division I(191)

  Accumulation unit value:
    Beginning of period                         N/A             $9.97            $7.85            $7.61
    End of period                               N/A            $10.12            $9.97            $7.85
  Accumulation units outstanding
  at the end of period                          N/A               -             643,257          42,178

JNL/S&P Equity Aggressive Growth
Division I(221)

  Accumulation unit value:
    Beginning of period                         N/A            $10.19            $7.99            $8.33
    End of period                               N/A            $10.37           $10.19            $7.99
  Accumulation units outstanding
  at the end of period                          N/A               -             27,753           30,394






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(188)

  Accumulation unit value:
    Beginning of period                       $10.34            $9.58            $7.65            $7.62
    End of period                             $10.58           $10.34            $9.58            $7.65
  Accumulation units outstanding
  at the end of period                        104,161          94,814           78,163           22,962

JNL/MCM S&P 400 MidCap Index Division(188)

  Accumulation unit value:
    Beginning of period                       $12.65           $11.14            $8.45            $8.44
    End of period                             $13.89           $12.65           $11.14            $8.45
  Accumulation units outstanding
  at the end of period                        63,862           60,027           50,491           20,157

JNL/Alliance Capital Growth Division(252)

  Accumulation unit value:
    Beginning of period                        $9.56            $9.17            $7.92             N/A
    End of period                              $8.68            $9.56            $9.17             N/A
  Accumulation units outstanding
  at the end of period                           -              2,101            3,591             N/A

JNL/JPMorgan International Value
Division(238)

  Accumulation unit value:
    Beginning of period                       $10.07            $8.38            $6.13            $6.16
    End of period                             $11.71           $10.07            $8.38            $6.13
  Accumulation units outstanding
  at the end of period                        18,418            7,394            2,176             252

JNL/PIMCO Total Return Bond Division(171)

  Accumulation unit value:
    Beginning of period                       $13.44           $13.13           $12.77           $12.30
    End of period                             $13.49           $13.44           $13.13           $12.77
  Accumulation units outstanding
  at the end of period                        108,590          64,274           37,815            4,586

JNL/MCM Small Cap Index Division(188)

  Accumulation unit value:
    Beginning of period                       $12.97           $11.26            $7.87            $7.85
    End of period                             $13.25           $12.97           $11.26            $7.87
  Accumulation units outstanding
  at the end of period                        65,749           60,341           52,219           23,363






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(284)

  Accumulation unit value:
    Beginning of period                       $13.37           $11.41            $7.53             N/A
    End of period                             $14.86           $13.37           $11.41             N/A
  Accumulation units outstanding
  at the end of period                        13,870           10,211            4,428             N/A

JNL/Lazard Small Cap Value Division(224)

  Accumulation unit value:
    Beginning of period                       $14.08           $12.45            $9.14            $9.14
    End of period                             $14.45           $14.08           $12.45            $9.14
  Accumulation units outstanding
  at the end of period                        14,645           14,517           13,254             795

JNL/Lazard Mid Cap Value Division(171)

  Accumulation unit value:
    Beginning of period                       $16.60           $13.57           $10.74           $11.07
    End of period                             $17.71           $16.60           $13.57           $10.74
  Accumulation units outstanding
  at the end of period                        15,933           17,246            7,619             666

JNL/MCM Bond Index Division(312)

  Accumulation unit value:
    Beginning of period                       $10.94           $10.77           $10.69             N/A
    End of period                             $10.93           $10.94           $10.77             N/A
  Accumulation units outstanding
  at the end of period                         4,000            3,678             16               N/A

JNL/S&P Core Index 100 Division(297)

  Accumulation unit value:
    Beginning of period                         N/A            $10.17            $8.34             N/A
    End of period                               N/A            $10.32           $10.17             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.59           $12.25             N/A              N/A
    End of period                             $12.56           $12.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                        33,563           94,367             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(288)

  Accumulation unit value:
    Beginning of period                         N/A             $9.88            $7.22             N/A
    End of period                               N/A            $10.04            $9.88             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,050             N/A

JNL/S&P Core Index 75 Division(528)

  Accumulation unit value:
    Beginning of period                         N/A            $10.37             N/A              N/A
    End of period                               N/A            $10.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/MCM DowSM 10 Division NY I(192)

  Accumulation unit value:
    Beginning of period                       $13.89           $13.75           $11.12           $10.02
    End of period                             $12.84           $13.89           $13.75           $11.12
  Accumulation units outstanding
  at the end of period                        241,435          219,809          271,902          14,686

JNL/Putnam Midcap Growth Division(208)

  Accumulation unit value:
    Beginning of period                        $7.38            $6.35            $4.85            $4.84
    End of period                              $8.12            $7.38            $6.35            $4.85
  Accumulation units outstanding
  at the end of period                         3,041            2,538            1,824            3,763

JNL/T. Rowe Price Value Division(168)

  Accumulation unit value:
    Beginning of period                       $12.88           $11.40            $8.95            $8.75
    End of period                             $13.40           $12.88           $11.40            $8.95
  Accumulation units outstanding
  at the end of period                        48,572           53,844           22,163            1,501

JNL/FMR Balanced Division(168)

  Accumulation unit value:
    Beginning of period                        $9.93            $9.25            $8.30            $8.35
    End of period                             $10.72            $9.93            $9.25            $8.30
  Accumulation units outstanding
  at the end of period                        24,752           28,795           33,497            1,692






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(171)

  Accumulation unit value:
    Beginning of period                       $11.11            $9.60            $6.97            $7.59
    End of period                             $12.39           $11.11            $9.60            $6.97
  Accumulation units outstanding
  at the end of period                        29,729           27,459            6,284            4,513

JNL/Oppenheimer Growth Division(213)

  Accumulation unit value:
    Beginning of period                        $8.04            $7.87            $6.81            $7.40
    End of period                              $8.61            $8.04            $7.87            $6.81
  Accumulation units outstanding
  at the end of period                         4,337            1,848            1,747             113

JNL/MCM Global 15 Division NY I(192)

  Accumulation unit value:
    Beginning of period                       $15.35           $12.31            $9.66            $9.58
    End of period                             $16.57           $15.35           $12.31            $9.66
  Accumulation units outstanding
  at the end of period                        66,121           44,615           15,729            1,727

JNL/MCM 25 Division NY I(192)

  Accumulation unit value:
    Beginning of period                       $15.88           $13.28           $10.24           $10.13
    End of period                             $15.10           $15.88           $13.28           $10.24
  Accumulation units outstanding
  at the end of period                        154,843          137,742          221,614          16,078

JNL/MCM Select Small-Cap Division
NY I(192)

  Accumulation unit value:
    Beginning of period                       $17.23           $15.66           $10.80            $9.92
    End of period                             $18.38           $17.23           $15.66           $10.80
  Accumulation units outstanding
  at the end of period                        90,721           82,605           145,497          17,995

JNL/MCM S&P(R) 10 Division NY I(192)

  Accumulation unit value:
    Beginning of period                       $12.97           $11.22            $9.61           $10.64
    End of period                             $17.45           $12.97           $11.22            $9.61
  Accumulation units outstanding
  at the end of period                        145,804          155,548          323,680          17,171






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(244)

  Accumulation unit value:
    Beginning of period                       $16.24           $14.43           $10.92           $10.96
    End of period                             $17.22           $16.24           $14.43           $10.92
  Accumulation units outstanding
  at the end of period                        31,764           35,860           32,852             488

JNL/MCM Consumer Brands Sector
Division(562)

  Accumulation unit value:
    Beginning of period                       $10.59            $9.93             N/A              N/A
    End of period                             $10.13           $10.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                          431               -               N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                        $5.37             N/A              N/A              N/A
    End of period                              $5.59             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,324             N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(515)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.85             N/A              N/A
    End of period                             $11.06           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,922              -               N/A              N/A

JNL/MCM Financial Sector Division(515)

  Accumulation unit value:
    Beginning of period                       $11.79           $11.18             N/A              N/A
    End of period                             $12.27           $11.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/MCM Oil & Gas Sector Division(562)

  Accumulation unit value:
    Beginning of period                       $16.92           $13.95             N/A              N/A
    End of period                             $22.69           $16.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,498             263              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division(346)

  Accumulation unit value:
    Beginning of period                         N/A             $9.32            $8.44             N/A
    End of period                               N/A             $9.10            $9.32             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,551             N/A

JNL/AIM Small Cap Growth Division(258)

  Accumulation unit value:
    Beginning of period                       $11.72           $11.19            $7.95             N/A
    End of period                             $12.46           $11.72           $11.19             N/A
  Accumulation units outstanding
  at the end of period                         8,792           13,052           12,790             N/A

JNL/AIM Large Cap Growth Division(208)

  Accumulation unit value:
    Beginning of period                       $10.98           $10.18            $8.36            $8.36
    End of period                             $11.55           $10.98           $10.18            $7.99
  Accumulation units outstanding
  at the end of period                        34,535           31,000           24,744             775

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(710)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.43             N/A              N/A
    End of period                             $11.82           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        93,086           11,886             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $11.00             N/A              N/A              N/A
    End of period                             $11.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,857             N/A              N/A              N/A

JNL/S&P Managed Moderate Division(686)

  Accumulation unit value:
    Beginning of period                       $10.49            $9.87             N/A              N/A
    End of period                             $10.80           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,122             704              N/A              N/A

JNL/S&P Managed Conservative Division(686)

  Accumulation unit value:
    Beginning of period                       $10.30            $9.94             N/A              N/A
    End of period                             $10.48           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,705             508              N/A              N/A

JNL/MCM Nasdaq 15 Division NY(737)

  Accumulation unit value:
    Beginning of period                       $10.83           $10.83             N/A              N/A
    End of period                             $10.52           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,272             404              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(697)

  Accumulation unit value:
    Beginning of period                       $11.36           $10.31             N/A              N/A
    End of period                             $15.48           $11.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        445,255          445,918            N/A              N/A
Accumulation Unit Values
Contract with Endorsements - 1.97%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(510)

  Accumulation unit value:
    Beginning of period                        $8.06            $7.49             N/A              N/A
    End of period                              $8.24            $8.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,475            2,476             N/A              N/A

JNL/FMR Capital Growth Division(571)

  Accumulation unit value:
    Beginning of period                       $19.89           $17.57             N/A              N/A
    End of period                             $20.70           $19.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                          350              350              N/A              N/A

JNL/Select Large Cap Growth Division(493)

  Accumulation unit value:
    Beginning of period                       $24.72           $23.18             N/A              N/A
    End of period                             $25.37           $24.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                          449              542              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(451)

  Accumulation unit value:
    Beginning of period                       $21.80           $20.05           $19.14             N/A
    End of period                             $22.51           $21.80           $20.05             N/A
  Accumulation units outstanding
  at the end of period                         3,898            3,762             230              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(444)

  Accumulation unit value:
    Beginning of period                       $18.77           $17.44           $16.38             N/A
    End of period                             $19.30           $18.77           $17.44             N/A
  Accumulation units outstanding
  at the end of period                         1,098            1,285             369              N/A

JNL/Select Money Market Division(635)

  Accumulation unit value:
    Beginning of period                       $11.58           $11.62             N/A              N/A
    End of period                             $11.66           $11.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/PPM America High Yield Bond
Division(444)

  Accumulation unit value:
    Beginning of period                         N/A            $14.76           $14.34             N/A
    End of period                               N/A            $15.20           $14.76             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              2,173             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(444)

  Accumulation unit value:
    Beginning of period                       $14.75           $14.49           $14.35             N/A
    End of period                             $14.80           $14.75           $14.49             N/A
  Accumulation units outstanding
  at the end of period                         1,666            1,904             698              N/A

JNL/Salomon Brothers Strategic
Bond Division(444)

  Accumulation unit value:
    Beginning of period                       $17.63           $16.82           $16.47             N/A
    End of period                             $17.74           $17.63           $16.82             N/A
  Accumulation units outstanding
  at the end of period                         6,913            1,137             745              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(444)

  Accumulation unit value:
    Beginning of period                       $24.41           $22.66           $21.33             N/A
    End of period                             $25.39           $24.41           $22.66             N/A
  Accumulation units outstanding
  at the end of period                         2,227            2,238             575              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(484)

  Accumulation unit value:
    Beginning of period                       $31.69           $27.38           $27.51             N/A
    End of period                             $35.45           $31.69           $27.38             N/A
  Accumulation units outstanding
  at the end of period                          607              715              28               N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division(444)

  Accumulation unit value:
    Beginning of period                       $16.56           $16.08           $15.35             N/A
    End of period                             $18.23           $16.56           $16.08             N/A
  Accumulation units outstanding
  at the end of period                          554              556              552              N/A

JNL/Eagle Core Equity Division(444)

  Accumulation unit value:
    Beginning of period                       $16.39           $15.73           $14.81             N/A
    End of period                             $16.62           $16.39           $15.73             N/A
  Accumulation units outstanding
  at the end of period                         2,913            3,202             818              N/A

JNL/Eagle SmallCap Equity Division(456)

  Accumulation unit value:
    Beginning of period                       $18.67           $16.03           $15.75             N/A
    End of period                             $18.76           $18.67           $16.03             N/A
  Accumulation units outstanding
  at the end of period                          99               99               66               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(441)

  Accumulation unit value:
    Beginning of period                       $12.13           $11.29           $10.74             N/A
    End of period                             $12.66           $12.13           $11.29             N/A
  Accumulation units outstanding
  at the end of period                         4,499            5,093            7,607             N/A

JNL/S&P Managed Growth Division(436)

  Accumulation unit value:
    Beginning of period                       $12.42           $11.37           $10.82             N/A
    End of period                             $13.09           $12.42           $11.37             N/A
  Accumulation units outstanding
  at the end of period                        13,087            5,795            3,281             N/A

JNL/S&P Managed Aggressive Growth
Division(484)

  Accumulation unit value:
    Beginning of period                       $12.20           $11.05           $11.03             N/A
    End of period                             $12.98           $12.20           $11.05             N/A
  Accumulation units outstanding
  at the end of period                         7,655            7,475             70               N/A

JNL/S&P Very Aggressive Growth
Division I(495)

  Accumulation unit value:
    Beginning of period                         N/A            $10.92             N/A              N/A
    End of period                               N/A            $10.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(536)

  Accumulation unit value:
    Beginning of period                         N/A             $9.92             N/A              N/A
    End of period                               N/A            $10.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(518)

  Accumulation unit value:
    Beginning of period                         N/A            $10.60             N/A              N/A
    End of period                               N/A            $10.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(508)

  Accumulation unit value:
    Beginning of period                       $10.34            $9.76             N/A              N/A
    End of period                             $10.58           $10.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,887            2,461             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(441)

  Accumulation unit value:
    Beginning of period                       $12.50           $10.99           $10.41             N/A
    End of period                             $13.73           $12.50           $10.99             N/A
  Accumulation units outstanding
  at the end of period                         2,089            1,561              3               N/A

JNL/Alliance Capital Growth Division(508)

  Accumulation unit value:
    Beginning of period                        $9.54            $9.34             N/A              N/A
    End of period                              $8.66            $9.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               55               N/A              N/A

JNL/JPMorgan International Value
Division(518)

  Accumulation unit value:
    Beginning of period                       $10.07            $8.93             N/A              N/A
    End of period                             $11.70           $10.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                          440              690              N/A              N/A

JNL/PIMCO Total Return Bond Division(444)

  Accumulation unit value:
    Beginning of period                       $13.43           $13.12           $12.98             N/A
    End of period                             $13.48           $13.43           $13.12             N/A
  Accumulation units outstanding
  at the end of period                        13,477           14,075            2,663             N/A

JNL/MCM Small Cap Index Division(436)

  Accumulation unit value:
    Beginning of period                       $12.96           $11.26           $10.58             N/A
    End of period                             $13.25           $12.96           $11.26             N/A
  Accumulation units outstanding
  at the end of period                         1,799            1,384             256              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(508)

  Accumulation unit value:
    Beginning of period                       $13.37           $11.62             N/A              N/A
    End of period                             $14.86           $13.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,222            1,114             N/A              N/A

JNL/Lazard Small Cap Value Division(456)

  Accumulation unit value:
    Beginning of period                       $14.08           $12.44           $11.78             N/A
    End of period                             $14.44           $14.08           $12.44             N/A
  Accumulation units outstanding
  at the end of period                         1,768            2,035             310              N/A

JNL/Lazard Mid Cap Value Division(444)

  Accumulation unit value:
    Beginning of period                       $16.58           $13.56           $12.92             N/A
    End of period                             $17.69           $16.58           $13.56             N/A
  Accumulation units outstanding
  at the end of period                         6,735            2,366             791              N/A

JNL/MCM Bond Index Division(508)

  Accumulation unit value:
    Beginning of period                       $10.93           $10.84             N/A              N/A
    End of period                             $10.92           $10.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                          495             2,436             N/A              N/A

JNL/S&P Core Index 100 Division(510)

  Accumulation unit value:
    Beginning of period                         N/A            $10.28             N/A              N/A
    End of period                               N/A            $10.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.58           $12.25             N/A              N/A
    End of period                             $12.55           $12.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,827            7,467             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(436)

  Accumulation unit value:
    Beginning of period                       $13.87           $13.72           $12.38             N/A
    End of period                             $12.82           $13.87           $13.72             N/A
  Accumulation units outstanding
  at the end of period                         7,126            6,893            4,524             N/A

JNL/Putnam Midcap Growth Division(456)

  Accumulation unit value:
    Beginning of period                        $7.38            $6.34            $6.22             N/A
    End of period                              $8.11            $7.38            $6.34             N/A
  Accumulation units outstanding
  at the end of period                         2,336            2,548             420              N/A

JNL/T. Rowe Price Value Division(456)

  Accumulation unit value:
    Beginning of period                       $12.87           $11.39           $10.56             N/A
    End of period                             $13.40           $12.87           $11.39             N/A
  Accumulation units outstanding
  at the end of period                         2,556            2,894             247              N/A

JNL/FMR Balanced Division(444)

  Accumulation unit value:
    Beginning of period                        $9.93            $9.25            $8.94             N/A
    End of period                             $10.72            $9.93            $9.25             N/A
  Accumulation units outstanding
  at the end of period                         9,780            2,099             677              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(508)

  Accumulation unit value:
    Beginning of period                       $11.10            $9.89             N/A              N/A
    End of period                             $12.38           $11.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                          517              569              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(436)

  Accumulation unit value:
    Beginning of period                       $15.23           $12.21           $12.13             N/A
    End of period                             $16.45           $15.23           $12.21             N/A
  Accumulation units outstanding
  at the end of period                         6,231            4,155            3,976             N/A

JNL/MCM 25 Division NY I(469)

  Accumulation unit value:
    Beginning of period                       $15.88           $13.28           $12.44             N/A
    End of period                             $15.09           $15.88           $13.28             N/A
  Accumulation units outstanding
  at the end of period                         4,877            4,693            3,375             N/A

JNL/MCM Select Small-Cap Division
NY I(469)

  Accumulation unit value:
    Beginning of period                       $17.23           $15.66           $15.64             N/A
    End of period                             $18.37           $17.23           $15.66             N/A
  Accumulation units outstanding
  at the end of period                         3,854            3,773            2,809             N/A

JNL/MCM S&P(R) 10 Division NY I(469)

  Accumulation unit value:
    Beginning of period                       $12.97           $11.22           $10.77             N/A
    End of period                             $17.45           $12.97           $11.22             N/A
  Accumulation units outstanding
  at the end of period                         8,672            4,427            3,897             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(444)

  Accumulation unit value:
    Beginning of period                       $16.24           $14.43           $13.39             N/A
    End of period                             $17.22           $16.24           $14.43             N/A
  Accumulation units outstanding
  at the end of period                         3,263            3,651             452              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division(575)

  Accumulation unit value:
    Beginning of period                        $5.56            $5.17             N/A              N/A
    End of period                              $5.59            $5.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                          659              582              N/A              N/A

JNL/MCM Healthcare Sector Division(550)

  Accumulation unit value:
    Beginning of period                       $10.47           $10.54             N/A              N/A
    End of period                             $11.05           $10.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                          947              906              N/A              N/A

JNL/MCM Financial Sector Division(595)

  Accumulation unit value:
    Beginning of period                       $11.78           $10.83             N/A              N/A
    End of period                             $12.26           $11.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,039            1,039             N/A              N/A

JNL/MCM Oil & Gas Sector Division(571)

  Accumulation unit value:
    Beginning of period                       $16.91           $14.20             N/A              N/A
    End of period                             $22.68           $16.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                          102              102              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division(508)

  Accumulation unit value:
    Beginning of period                         N/A             $9.43             N/A              N/A
    End of period                               N/A             $9.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/AIM Small Cap Growth Division(456)

  Accumulation unit value:
    Beginning of period                       $11.71           $11.18           $10.82             N/A
    End of period                             $12.45           $11.71           $11.18             N/A
  Accumulation units outstanding
  at the end of period                          555              519              96               N/A

JNL/AIM Large Cap Growth Division(444)

  Accumulation unit value:
    Beginning of period                       $10.98           $10.19            $9.94             N/A
    End of period                             $11.55           $10.98           $10.19             N/A
  Accumulation units outstanding
  at the end of period                         3,560            4,074             731              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(722)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.53             N/A              N/A
    End of period                             $11.82           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,721            2,459             N/A              N/A

JNL/MCM VIP Division(709)

  Accumulation unit value:
    Beginning of period                       $11.06           $10.47             N/A              N/A
    End of period                             $11.91           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                          761              761              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division(687)

  Accumulation unit value:
    Beginning of period                       $10.30            $9.94             N/A              N/A
    End of period                             $10.48           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(697)

  Accumulation unit value:
    Beginning of period                       $11.36           $10.31             N/A              N/A
    End of period                             $15.48           $11.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,391            4,585             N/A              N/A
Accumulation Unit Values
Contract with Endorsements - 1.995%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(512)

  Accumulation unit value:
    Beginning of period                       $21.74           $20.36             N/A              N/A
    End of period                             $22.45           $21.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,154             492              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(512)

  Accumulation unit value:
    Beginning of period                         N/A            $14.76             N/A              N/A
    End of period                               N/A            $15.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                       $14.85             N/A              N/A              N/A
    End of period                             $14.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,667             N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(653)

  Accumulation unit value:
    Beginning of period                       $31.61           $27.33             N/A              N/A
    End of period                             $35.35           $31.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,086             244              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                       $13.13             N/A              N/A              N/A
    End of period                             $13.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,698             N/A              N/A              N/A

JNL/Alger Growth Division(729)

  Accumulation unit value:
    Beginning of period                       $16.52           $16.30             N/A              N/A
    End of period                             $18.19           $16.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,616             426              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(492)

  Accumulation unit value:
    Beginning of period                       $12.11           $11.39             N/A              N/A
    End of period                             $12.63           $12.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                        47,421           35,791             N/A              N/A

JNL/S&P Managed Growth Division(493)

  Accumulation unit value:
    Beginning of period                       $12.40           $11.53             N/A              N/A
    End of period                             $13.06           $12.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                        44,020           56,762             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.18           $11.21             N/A              N/A
    End of period                             $12.95           $12.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,045            1,046             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(512)

  Accumulation unit value:
    Beginning of period                         N/A            $10.21             N/A              N/A
    End of period                               N/A            $10.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                       $10.25             N/A              N/A              N/A
    End of period                             $10.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          590              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(512)

  Accumulation unit value:
    Beginning of period                       $10.05            $8.72             N/A              N/A
    End of period                             $11.68           $10.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                          503              503              N/A              N/A

JNL/PIMCO Total Return Bond Division(512)

  Accumulation unit value:
    Beginning of period                       $13.41           $13.21             N/A              N/A
    End of period                             $13.45           $13.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,612            1,440             N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                       $13.62             N/A              N/A              N/A
    End of period                             $14.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          110              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(512)

  Accumulation unit value:
    Beginning of period                       $14.05           $12.99             N/A              N/A
    End of period                             $14.41           $14.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,889             337              N/A              N/A

JNL/Lazard Mid Cap Value Division(512)

  Accumulation unit value:
    Beginning of period                       $16.56           $14.15             N/A              N/A
    End of period                             $17.66           $16.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                          310              310              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.56           $12.23             N/A              N/A
    End of period                             $12.52           $12.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                          621              368              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(557)

  Accumulation unit value:
    Beginning of period                       $13.88           $13.51             N/A              N/A
    End of period                             $12.83           $13.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                          866              866              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(701)

  Accumulation unit value:
    Beginning of period                       $12.86           $12.16             N/A              N/A
    End of period                             $13.38           $12.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,702            1,703             N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                       $10.91             N/A              N/A              N/A
    End of period                             $12.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,913             N/A              N/A              N/A

JNL/Oppenheimer Growth Division(620)

  Accumulation unit value:
    Beginning of period                        $8.03            $7.43             N/A              N/A
    End of period                              $8.59            $8.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,507            5,018             N/A              N/A

JNL/MCM Global 15 Division NY I(464)

  Accumulation unit value:
    Beginning of period                       $15.33           $12.30           $11.73             N/A
    End of period                             $16.55           $15.33           $12.30             N/A
  Accumulation units outstanding
  at the end of period                         2,265            2,224             372              N/A

JNL/MCM 25 Division NY I(557)

  Accumulation unit value:
    Beginning of period                       $15.87           $13.83             N/A              N/A
    End of period                             $15.08           $15.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,830             845              N/A              N/A

JNL/MCM Select Small-Cap Division
NY I(464)

  Accumulation unit value:
    Beginning of period                       $17.22           $15.65           $15.96             N/A
    End of period                             $18.36           $17.22           $15.65             N/A
  Accumulation units outstanding
  at the end of period                         2,965            2,156             273              N/A

JNL/MCM S&P(R) 10 Division NY I(557)

  Accumulation unit value:
    Beginning of period                       $12.96           $11.40             N/A              N/A
    End of period                             $17.43           $12.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,026            1,026             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(653)

  Accumulation unit value:
    Beginning of period                       $10.46           $10.11             N/A              N/A
    End of period                             $11.03           $10.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,341            1,206             N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(729)

  Accumulation unit value:
    Beginning of period                       $16.88           $16.94             N/A              N/A
    End of period                             $22.64           $16.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,107             410              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(620)

  Accumulation unit value:
    Beginning of period                       $11.71           $10.53             N/A              N/A
    End of period                             $12.44           $11.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,454             N/A              N/A

JNL/AIM Large Cap Growth Division(653)

  Accumulation unit value:
    Beginning of period                       $10.98            $9.95             N/A              N/A
    End of period                             $11.54           $10.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,129            3,565             N/A              N/A

JNL/AIM Real Estate Division(890)

  Accumulation unit value:
    Beginning of period                       $10.95             N/A              N/A              N/A
    End of period                             $11.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,750             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(845)

  Accumulation unit value:
    Beginning of period                       $10.48             N/A              N/A              N/A
    End of period                             $11.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          791              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.42             N/A              N/A              N/A
    End of period                             $11.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        32,016             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $11.19             N/A              N/A              N/A
    End of period                             $11.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        30,004             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.25             N/A              N/A              N/A
    End of period                             $10.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,806             N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

Accumulation Unit Values
Contract with Endorsements - 2.00%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                        $8.06             N/A              N/A              N/A
    End of period                              $8.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,055             N/A              N/A              N/A

JNL/FMR Capital Growth Division(348)

  Accumulation unit value:
    Beginning of period                       $19.83           $17.14           $15.01             N/A
    End of period                             $20.63           $19.83           $17.14             N/A
  Accumulation units outstanding
  at the end of period                          718              277               -               N/A

JNL/Select Large Cap Growth Division(709)

  Accumulation unit value:
    Beginning of period                       $24.65           $23.44             N/A              N/A
    End of period                             $25.29           $24.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,467             531              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                       $20.93             N/A              N/A              N/A
    End of period                             $21.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,404             N/A              N/A              N/A

JNL/Select Balanced Division(356)

  Accumulation unit value:
    Beginning of period                       $21.73           $20.00           $18.25             N/A
    End of period                             $22.43           $21.73           $20.00             N/A
  Accumulation units outstanding
  at the end of period                         4,374             980             1,580             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(729)

  Accumulation unit value:
    Beginning of period                       $19.06           $18.71             N/A              N/A
    End of period                             $20.32           $19.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                          536              374              N/A              N/A

JNL/Putnam Value Equity Division(338)

  Accumulation unit value:
    Beginning of period                       $18.71           $17.39           $15.33             N/A
    End of period                             $19.24           $18.71           $17.39             N/A
  Accumulation units outstanding
  at the end of period                         4,640            1,790            1,321             N/A

JNL/Select Money Market Division(643)

  Accumulation unit value:
    Beginning of period                       $11.55           $11.58             N/A              N/A
    End of period                             $11.63           $11.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,607            1,212             N/A              N/A

JNL/PPM America High Yield Bond
Division(319)

  Accumulation unit value:
    Beginning of period                         N/A            $15.15           $13.70             N/A
    End of period                               N/A            $15.15           $14.72             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,785             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(382)

  Accumulation unit value:
    Beginning of period                       $14.71           $14.45           $14.13             N/A
    End of period                             $14.76           $14.71           $14.45             N/A
  Accumulation units outstanding
  at the end of period                         2,666            2,857              -               N/A

JNL/Salomon Brothers Strategic
Bond Division(382)

  Accumulation unit value:
    Beginning of period                       $17.58           $16.78           $15.87             N/A
    End of period                             $17.69           $17.58           $16.78             N/A
  Accumulation units outstanding
  at the end of period                        18,940            3,782              -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(338)

  Accumulation unit value:
    Beginning of period                       $24.34           $22.60           $19.67             N/A
    End of period                             $25.31           $24.34           $22.60             N/A
  Accumulation units outstanding
  at the end of period                         1,718             659              264              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(395)

  Accumulation unit value:
    Beginning of period                       $31.60           $27.31           $25.03             N/A
    End of period                             $35.34           $31.60           $27.31             N/A
  Accumulation units outstanding
  at the end of period                         7,022             891              216              N/A

JNL/JPMorgan International Equity
Division(348)

  Accumulation unit value:
    Beginning of period                       $12.72           $11.16            $9.62             N/A
    End of period                             $13.81           $12.72           $11.16             N/A
  Accumulation units outstanding
  at the end of period                         3,120            1,943             278              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                       $17.27             N/A              N/A              N/A
    End of period                             $18.18             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          627              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                       $16.03             N/A              N/A              N/A
    End of period                             $16.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,401             N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                       $17.96             N/A              N/A              N/A
    End of period                             $18.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,621             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(332)

  Accumulation unit value:
    Beginning of period                       $12.11           $11.27           $10.16             N/A
    End of period                             $12.63           $12.11           $11.27             N/A
  Accumulation units outstanding
  at the end of period                        136,619          22,800              -               N/A

JNL/S&P Managed Growth Division(379)

  Accumulation unit value:
    Beginning of period                       $12.40           $11.35           $10.34             N/A
    End of period                             $13.06           $12.40           $11.35             N/A
  Accumulation units outstanding
  at the end of period                        99,041           21,249              -               N/A

JNL/S&P Managed Aggressive Growth
Division(461)

  Accumulation unit value:
    Beginning of period                       $12.18           $11.03           $10.52             N/A
    End of period                             $12.95           $12.18           $11.03             N/A
  Accumulation units outstanding
  at the end of period                         4,389            2,120              -               N/A

JNL/S&P Very Aggressive Growth
Division I(422)

  Accumulation unit value:
    Beginning of period                         N/A            $10.64            $9.73             N/A
    End of period                               N/A            $10.84           $10.64             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               N/A

JNL/S&P Equity Growth Division I(356)

  Accumulation unit value:
    Beginning of period                         N/A             $9.94            $8.64             N/A
    End of period                               N/A            $10.08            $9.94             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(375)

  Accumulation unit value:
    Beginning of period                       $10.33            $9.57            $8.48             N/A
    End of period                             $10.57           $10.33            $9.57             N/A
  Accumulation units outstanding
  at the end of period                        83,800           29,595             278              N/A

JNL/MCM S&P 400 MidCap Index Division(387)

  Accumulation unit value:
    Beginning of period                       $12.64           $11.13            $9.47             N/A
    End of period                             $13.87           $12.64           $11.13             N/A
  Accumulation units outstanding
  at the end of period                        21,760           17,656              -               N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(338)

  Accumulation unit value:
    Beginning of period                       $10.05            $8.36            $6.40             N/A
    End of period                             $11.67           $10.05            $8.36             N/A
  Accumulation units outstanding
  at the end of period                        12,408             741               -               N/A

JNL/PIMCO Total Return Bond Division(319)

  Accumulation unit value:
    Beginning of period                       $13.41           $13.09           $13.07             N/A
    End of period                             $13.45           $13.41           $13.09             N/A
  Accumulation units outstanding
  at the end of period                        26,257            4,663            2,058             N/A

JNL/MCM Small Cap Index Division(387)

  Accumulation unit value:
    Beginning of period                       $12.95           $11.25            $9.34             N/A
    End of period                             $13.23           $12.95           $11.25             N/A
  Accumulation units outstanding
  at the end of period                         9,574            5,231              -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(628)

  Accumulation unit value:
    Beginning of period                       $13.36           $11.23             N/A              N/A
    End of period                             $14.84           $13.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,668            3,786             N/A              N/A

JNL/Lazard Small Cap Value Division(338)

  Accumulation unit value:
    Beginning of period                       $14.05           $12.42           $10.08             N/A
    End of period                             $14.41           $14.05           $12.42             N/A
  Accumulation units outstanding
  at the end of period                         8,656             837               -               N/A

JNL/Lazard Mid Cap Value Division(363)

  Accumulation unit value:
    Beginning of period                       $16.55           $13.54           $11.93             N/A
    End of period                             $17.65           $16.55           $13.54             N/A
  Accumulation units outstanding
  at the end of period                        13,409             863               -               N/A

JNL/MCM Bond Index Division(602)

  Accumulation unit value:
    Beginning of period                       $10.92           $10.57             N/A              N/A
    End of period                             $10.90           $10.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,159           12,836             N/A              N/A

JNL/S&P Core Index 100 Division(434)

  Accumulation unit value:
    Beginning of period                         N/A            $10.17            $9.69             N/A
    End of period                               N/A            $10.31           $10.17             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.56           $12.22             N/A              N/A
    End of period                             $12.52           $12.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,127            6,044             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(319)

  Accumulation unit value:
    Beginning of period                       $13.87           $13.74           $10.70             N/A
    End of period                             $12.83           $13.87           $13.74             N/A
  Accumulation units outstanding
  at the end of period                        40,791           12,083            4,506             N/A

JNL/Putnam Midcap Growth Division(382)

  Accumulation unit value:
    Beginning of period                        $7.37            $6.34            $5.63             N/A
    End of period                              $8.10            $7.37            $6.34             N/A
  Accumulation units outstanding
  at the end of period                         2,376             408               -               N/A

JNL/T. Rowe Price Value Division(348)

  Accumulation unit value:
    Beginning of period                       $12.85           $11.38            $9.86             N/A
    End of period                             $13.38           $12.85           $11.38             N/A
  Accumulation units outstanding
  at the end of period                        23,326           13,757            2,592             N/A

JNL/FMR Balanced Division(729)

  Accumulation unit value:
    Beginning of period                        $9.91            $9.79             N/A              N/A
    End of period                             $10.70            $9.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,002             511              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(562)

  Accumulation unit value:
    Beginning of period                       $11.09            $9.92             N/A              N/A
    End of period                             $12.37           $11.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,598            2,137             N/A              N/A

JNL/Oppenheimer Growth Division(348)

  Accumulation unit value:
    Beginning of period                        $8.03            $7.86            $7.48             N/A
    End of period                              $8.59            $8.03            $7.86             N/A
  Accumulation units outstanding
  at the end of period                          350              350              350              N/A

JNL/MCM Global 15 Division NY I(422)

  Accumulation unit value:
    Beginning of period                       $15.33           $12.30           $11.56             N/A
    End of period                             $16.55           $15.33           $12.30             N/A
  Accumulation units outstanding
  at the end of period                        44,919           11,448              -               N/A

JNL/MCM 25 Division NY I(319)

  Accumulation unit value:
    Beginning of period                       $15.87           $13.27            $9.87             N/A
    End of period                             $15.08           $15.87           $13.27             N/A
  Accumulation units outstanding
  at the end of period                        43,262            8,889            2,371             N/A

JNL/MCM Select Small-Cap Division
NY I(363)

  Accumulation unit value:
    Beginning of period                       $17.22           $15.65           $13.13             N/A
    End of period                             $18.35           $17.22           $15.65             N/A
  Accumulation units outstanding
  at the end of period                        25,795            6,095              -               N/A

JNL/MCM S&P(R) 10 Division NY I(363)

  Accumulation unit value:
    Beginning of period                       $12.96           $11.21           $10.31             N/A
    End of period                             $17.43           $12.96           $11.21             N/A
  Accumulation units outstanding
  at the end of period                        37,312            7,094              -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(725)

  Accumulation unit value:
    Beginning of period                       $16.22           $16.01             N/A              N/A
    End of period                             $17.20           $16.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,313             740              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                       $10.34             N/A              N/A              N/A
    End of period                             $10.10             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,659             N/A              N/A              N/A

JNL/MCM Technology Sector Division(709)

  Accumulation unit value:
    Beginning of period                        $5.55            $5.40             N/A              N/A
    End of period                              $5.58            $5.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,101            1,436             N/A              N/A

JNL/MCM Healthcare Sector Division(606)

  Accumulation unit value:
    Beginning of period                       $10.46           $10.50             N/A              N/A
    End of period                             $11.03           $10.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                        73,991            6,406             N/A              N/A

JNL/MCM Financial Sector Division(734)

  Accumulation unit value:
    Beginning of period                       $11.76           $11.75             N/A              N/A
    End of period                             $12.23           $11.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,419             26               N/A              N/A

JNL/MCM Oil & Gas Sector Division(590)

  Accumulation unit value:
    Beginning of period                       $16.88           $13.98             N/A              N/A
    End of period                             $22.63           $16.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,319            1,916             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector
Division(734)

  Accumulation unit value:
    Beginning of period                        $4.42            $4.44             N/A              N/A
    End of period                              $4.37            $4.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,763             14               N/A              N/A

JNL/AIM Premier Equity II Division(415)

  Accumulation unit value:
    Beginning of period                         N/A             $9.31            $8.69             N/A
    End of period                               N/A             $9.09            $9.31             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               N/A

JNL/AIM Small Cap Growth Division(395)

  Accumulation unit value:
    Beginning of period                       $11.70           $11.17           $10.37             N/A
    End of period                             $12.44           $11.70           $11.17             N/A
  Accumulation units outstanding
  at the end of period                         7,776            1,277             260              N/A

JNL/AIM Large Cap Growth Division(569)

  Accumulation unit value:
    Beginning of period                       $10.97           $10.97             N/A              N/A
    End of period                             $11.54           $10.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,891              -               N/A              N/A

JNL/AIM Real Estate Division(836)

  Accumulation unit value:
    Beginning of period                       $10.39             N/A              N/A              N/A
    End of period                             $11.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,893             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(913)

  Accumulation unit value:
    Beginning of period                       $11.13             N/A              N/A              N/A
    End of period                             $11.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,488             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(864)

  Accumulation unit value:
    Beginning of period                       $10.57             N/A              N/A              N/A
    End of period                             $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,535             N/A              N/A              N/A

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                       $10.89            $9.68             N/A              N/A
    End of period                             $11.82           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        322,064          55,430             N/A              N/A

JNL/MCM VIP Division(728)

  Accumulation unit value:
    Beginning of period                       $11.06           $10.85             N/A              N/A
    End of period                             $11.91           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        40,184             231              N/A              N/A

JNL/S&P Managed Moderate Division(721)

  Accumulation unit value:
    Beginning of period                       $10.49           $10.32             N/A              N/A
    End of period                             $10.80           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        32,916            2,403             N/A              N/A

JNL/S&P Managed Conservative Division(688)

  Accumulation unit value:
    Beginning of period                       $10.30            $9.96             N/A              N/A
    End of period                             $10.47           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,901            9,715             N/A              N/A

JNL/MCM Nasdaq 15 Division NY(727)

  Accumulation unit value:
    Beginning of period                       $10.83           $10.71             N/A              N/A
    End of period                             $10.52           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,569             790              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(702)

  Accumulation unit value:
    Beginning of period                       $11.36           $10.53             N/A              N/A
    End of period                             $15.47           $11.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        58,750            4,584             N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.02%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(471)

  Accumulation unit value:
    Beginning of period                        $8.04            $7.37            $7.03             N/A
    End of period                              $8.21            $8.04            $7.37             N/A
  Accumulation units outstanding
  at the end of period                        26,318           10,530            5,277             N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                       $19.20             N/A              N/A              N/A
    End of period                             $20.59             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,231             N/A              N/A              N/A

JNL/Select Large Cap Growth Division(559)

  Accumulation unit value:
    Beginning of period                       $24.60           $23.62             N/A              N/A
    End of period                             $25.23           $24.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,902             596              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                       $20.97             N/A              N/A              N/A
    End of period                             $21.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,862             N/A              N/A              N/A

JNL/Select Balanced Division(471)

  Accumulation unit value:
    Beginning of period                       $21.69           $19.96           $19.36             N/A
    End of period                             $22.39           $21.69           $19.96             N/A
  Accumulation units outstanding
  at the end of period                        10,976            8,642             639              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(519)

  Accumulation unit value:
    Beginning of period                       $18.68           $17.89             N/A              N/A
    End of period                             $19.20           $18.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,295            4,135             N/A              N/A

JNL/Select Money Market Division(536)

  Accumulation unit value:
    Beginning of period                       $11.53           $11.63             N/A              N/A
    End of period                             $11.60           $11.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,726           13,077             N/A              N/A

JNL/PPM America High Yield Bond
Division(441)

  Accumulation unit value:
    Beginning of period                         N/A            $14.69           $14.25             N/A
    End of period                               N/A            $15.12           $14.69             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               651              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(431)

  Accumulation unit value:
    Beginning of period                       $14.68           $14.42           $14.33             N/A
    End of period                             $14.72           $14.68           $14.42             N/A
  Accumulation units outstanding
  at the end of period                         7,393            3,107             75               N/A

JNL/Salomon Brothers Strategic
Bond Division(540)

  Accumulation unit value:
    Beginning of period                       $17.55           $16.97             N/A              N/A
    End of period                             $17.65           $17.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,429           17,776             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(450)

  Accumulation unit value:
    Beginning of period                       $24.29           $22.56           $21.30             N/A
    End of period                             $25.26           $24.29           $22.56             N/A
  Accumulation units outstanding
  at the end of period                        11,595            4,579             508              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(450)

  Accumulation unit value:
    Beginning of period                       $31.54           $27.26           $26.59             N/A
    End of period                             $35.26           $31.54           $27.26             N/A
  Accumulation units outstanding
  at the end of period                         7,176            3,264             124              N/A

JNL/JPMorgan International Equity
Division(507)

  Accumulation unit value:
    Beginning of period                       $12.70           $11.36             N/A              N/A
    End of period                             $13.78           $12.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,784             907              N/A              N/A

JNL/Alger Growth Division(444)

  Accumulation unit value:
    Beginning of period                       $16.48           $16.01           $15.29             N/A
    End of period                             $18.14           $16.48           $16.01             N/A
  Accumulation units outstanding
  at the end of period                         5,083            2,551            1,213             N/A

JNL/Eagle Core Equity Division(511)

  Accumulation unit value:
    Beginning of period                       $16.33           $16.01             N/A              N/A
    End of period                             $16.54           $16.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,750            6,700             N/A              N/A

JNL/Eagle SmallCap Equity Division(444)

  Accumulation unit value:
    Beginning of period                       $18.59           $15.97           $15.49             N/A
    End of period                             $18.68           $18.59           $15.97             N/A
  Accumulation units outstanding
  at the end of period                         7,749            3,061             598              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(431)

  Accumulation unit value:
    Beginning of period                       $12.09           $11.26           $10.80             N/A
    End of period                             $12.61           $12.09           $11.26             N/A
  Accumulation units outstanding
  at the end of period                        125,615          94,827             99               N/A

JNL/S&P Managed Growth Division(431)

  Accumulation unit value:
    Beginning of period                       $12.38           $11.34           $10.82             N/A
    End of period                             $13.04           $12.38           $11.34             N/A
  Accumulation units outstanding
  at the end of period                        248,243          222,020           5,444             N/A

JNL/S&P Managed Aggressive Growth
Division(431)

  Accumulation unit value:
    Beginning of period                       $12.16           $11.02           $10.44             N/A
    End of period                             $12.93           $12.16           $11.02             N/A
  Accumulation units outstanding
  at the end of period                        107,849          110,786            51               N/A

JNL/S&P Very Aggressive Growth
Division I(517)

  Accumulation unit value:
    Beginning of period                         N/A            $11.11             N/A              N/A
    End of period                               N/A            $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(490)

  Accumulation unit value:
    Beginning of period                         N/A            $10.08             N/A              N/A
    End of period                               N/A            $10.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(519)

  Accumulation unit value:
    Beginning of period                         N/A            $10.50             N/A              N/A
    End of period                               N/A            $10.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(447)

  Accumulation unit value:
    Beginning of period                       $10.32            $9.57            $9.07             N/A
    End of period                             $10.56           $10.32            $9.57             N/A
  Accumulation units outstanding
  at the end of period                        75,470           46,136            3,208             N/A

JNL/MCM S&P 400 MidCap Index Division(447)

  Accumulation unit value:
    Beginning of period                       $12.63           $11.13           $10.72             N/A
    End of period                             $13.86           $12.63           $11.13             N/A
  Accumulation units outstanding
  at the end of period                        19,816           16,875            1,796             N/A

JNL/Alliance Capital Growth Division(545)

  Accumulation unit value:
    Beginning of period                        $9.52            $9.10             N/A              N/A
    End of period                              $8.64            $9.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               821              N/A              N/A

JNL/JPMorgan International Value
Division(431)

  Accumulation unit value:
    Beginning of period                       $10.03            $8.36            $7.62             N/A
    End of period                             $11.66           $10.03            $8.36             N/A
  Accumulation units outstanding
  at the end of period                        12,842            7,644            2,093             N/A

JNL/PIMCO Total Return Bond Division(431)

  Accumulation unit value:
    Beginning of period                       $13.39           $13.08           $12.99             N/A
    End of period                             $13.42           $13.39           $13.08             N/A
  Accumulation units outstanding
  at the end of period                        57,975           31,709             838              N/A

JNL/MCM Small Cap Index Division(447)

  Accumulation unit value:
    Beginning of period                       $12.94           $11.25           $10.91             N/A
    End of period                             $13.22           $12.94           $11.25             N/A
  Accumulation units outstanding
  at the end of period                        15,623           15,804             646              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(447)

  Accumulation unit value:
    Beginning of period                       $13.35           $11.40           $10.48             N/A
    End of period                             $14.83           $13.35           $11.40             N/A
  Accumulation units outstanding
  at the end of period                        19,262           19,464             925              N/A

JNL/Lazard Small Cap Value Division(441)

  Accumulation unit value:
    Beginning of period                       $14.03           $12.41           $11.39             N/A
    End of period                             $14.39           $14.03           $12.41             N/A
  Accumulation units outstanding
  at the end of period                         9,159            5,278             814              N/A

JNL/Lazard Mid Cap Value Division(441)

  Accumulation unit value:
    Beginning of period                       $16.53           $13.52           $12.68             N/A
    End of period                             $17.62           $16.53           $13.52             N/A
  Accumulation units outstanding
  at the end of period                        14,935            5,802            2,785             N/A

JNL/MCM Bond Index Division(545)

  Accumulation unit value:
    Beginning of period                       $10.91           $10.96             N/A              N/A
    End of period                             $10.89           $10.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                        32,828           21,588             N/A              N/A

JNL/S&P Core Index 100 Division(507)

  Accumulation unit value:
    Beginning of period                         N/A            $10.33             N/A              N/A
    End of period                               N/A            $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.54           $12.21             N/A              N/A
    End of period                             $12.50           $12.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,477           12,330             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(612)

  Accumulation unit value:
    Beginning of period                         N/A             $9.91             N/A              N/A
    End of period                               N/A            $10.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Core Index 75 Division(631)

  Accumulation unit value:
    Beginning of period                         N/A             $9.92             N/A              N/A
    End of period                               N/A            $10.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/MCM DowSM 10 Division NY I(447)

  Accumulation unit value:
    Beginning of period                       $13.87           $13.73           $12.44             N/A
    End of period                             $12.82           $13.87           $13.73             N/A
  Accumulation units outstanding
  at the end of period                        119,591          51,951            1,059             N/A

JNL/Putnam Midcap Growth Division(705)

  Accumulation unit value:
    Beginning of period                        $7.36            $6.98             N/A              N/A
    End of period                              $8.09            $7.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,567             719              N/A              N/A

JNL/T. Rowe Price Value Division(441)

  Accumulation unit value:
    Beginning of period                       $12.84           $11.37           $10.37             N/A
    End of period                             $13.36           $12.84           $11.37             N/A
  Accumulation units outstanding
  at the end of period                        43,563           24,485            1,333             N/A

JNL/FMR Balanced Division(515)

  Accumulation unit value:
    Beginning of period                        $9.90            $9.41             N/A              N/A
    End of period                             $10.69            $9.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,637            3,803             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(471)

  Accumulation unit value:
    Beginning of period                       $11.08            $9.59            $9.11             N/A
    End of period                             $12.35           $11.08            $9.59             N/A
  Accumulation units outstanding
  at the end of period                        14,390            7,901            1,629             N/A

JNL/Oppenheimer Growth Division(559)

  Accumulation unit value:
    Beginning of period                        $8.02            $7.99             N/A              N/A
    End of period                              $8.58            $8.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,754            2,460             N/A              N/A

JNL/MCM Global 15 Division NY I(447)

  Accumulation unit value:
    Beginning of period                       $15.32           $12.30           $12.02             N/A
    End of period                             $16.54           $15.32           $12.30             N/A
  Accumulation units outstanding
  at the end of period                        49,768           30,090            2,320             N/A

JNL/MCM 25 Division NY I(447)

  Accumulation unit value:
    Beginning of period                       $15.86           $13.27           $11.95             N/A
    End of period                             $15.07           $15.86           $13.27             N/A
  Accumulation units outstanding
  at the end of period                        88,537           39,907            2,777             N/A

JNL/MCM Select Small-Cap Division
NY I(464)

  Accumulation unit value:
    Beginning of period                       $17.21           $15.65           $15.96             N/A
    End of period                             $18.34           $17.21           $15.65             N/A
  Accumulation units outstanding
  at the end of period                        38,795           14,195            1,509             N/A

JNL/MCM S&P(R) 10 Division NY I(447)

  Accumulation unit value:
    Beginning of period                       $12.95           $11.21           $10.41             N/A
    End of period                             $17.42           $12.95           $11.21             N/A
  Accumulation units outstanding
  at the end of period                        91,775           44,143            5,034             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(450)

  Accumulation unit value:
    Beginning of period                       $16.22           $14.42           $13.56             N/A
    End of period                             $17.19           $16.22           $14.42             N/A
  Accumulation units outstanding
  at the end of period                        11,565            7,048             971              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division(562)

  Accumulation unit value:
    Beginning of period                        $5.55            $5.36             N/A              N/A
    End of period                              $5.57            $5.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,131             770              N/A              N/A

JNL/MCM Healthcare Sector Division(516)

  Accumulation unit value:
    Beginning of period                       $10.45           $10.78             N/A              N/A
    End of period                             $11.02           $10.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,750            3,115             N/A              N/A

JNL/MCM Financial Sector Division(516)

  Accumulation unit value:
    Beginning of period                       $11.75           $11.12             N/A              N/A
    End of period                             $12.22           $11.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,924            1,661             N/A              N/A

JNL/MCM Oil & Gas Sector Division(516)

  Accumulation unit value:
    Beginning of period                       $16.86           $13.50             N/A              N/A
    End of period                             $22.61           $16.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,693            3,152             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector
Division(588)

  Accumulation unit value:
    Beginning of period                        $4.41            $3.89             N/A              N/A
    End of period                              $4.37            $4.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,802             377              N/A              N/A

JNL/AIM Premier Equity II Division(515)

  Accumulation unit value:
    Beginning of period                         N/A             $9.58             N/A              N/A
    End of period                               N/A             $9.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/AIM Small Cap Growth Division(519)

  Accumulation unit value:
    Beginning of period                       $11.70           $11.50             N/A              N/A
    End of period                             $12.43           $11.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,085            5,955             N/A              N/A

JNL/AIM Large Cap Growth Division(519)

  Accumulation unit value:
    Beginning of period                       $10.97           $10.35             N/A              N/A
    End of period                             $11.53           $10.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,906            7,335             N/A              N/A

JNL/AIM Real Estate Division(836)

  Accumulation unit value:
    Beginning of period                       $10.39             N/A              N/A              N/A
    End of period                             $11.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,315             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(904)

  Accumulation unit value:
    Beginning of period                       $10.89             N/A              N/A              N/A
    End of period                             $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,353             N/A              N/A              N/A

JNL/MCM JNL 5 Division(696)

  Accumulation unit value:
    Beginning of period                       $10.89            $9.87             N/A              N/A
    End of period                             $11.81           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        99,788             834              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $10.77             N/A              N/A              N/A
    End of period                             $11.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,191             N/A              N/A              N/A

JNL/S&P Managed Moderate Division(710)

  Accumulation unit value:
    Beginning of period                       $10.49           $10.26             N/A              N/A
    End of period                             $10.79           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,533            1,315             N/A              N/A

JNL/S&P Managed Conservative Division(705)

  Accumulation unit value:
    Beginning of period                       $10.30           $10.18             N/A              N/A
    End of period                             $10.47           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,710            9,671             N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                        $9.43             N/A              N/A              N/A
    End of period                             $10.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,773             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(714)

  Accumulation unit value:
    Beginning of period                       $11.35           $10.80             N/A              N/A
    End of period                             $15.47           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        202,491          50,786             N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.045%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(623)

  Accumulation unit value:
    Beginning of period                        $8.03            $7.24             N/A              N/A
    End of period                              $8.20            $8.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                        39,551            2,693             N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                       $19.94             N/A              N/A              N/A
    End of period                             $20.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          145              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                       $21.09             N/A              N/A              N/A
    End of period                             $21.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          133              N/A              N/A              N/A

JNL/Select Balanced Division(644)

  Accumulation unit value:
    Beginning of period                       $21.64           $20.13             N/A              N/A
    End of period                             $22.33           $21.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,435           12,528             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(678)

  Accumulation unit value:
    Beginning of period                       $18.63           $17.46             N/A              N/A
    End of period                             $19.15           $18.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,224            1,224             N/A              N/A

JNL/Select Money Market Division(644)

  Accumulation unit value:
    Beginning of period                       $11.50           $11.53             N/A              N/A
    End of period                             $11.57           $11.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,675            1,909             N/A              N/A

JNL/PPM America High Yield Bond
Division(612)

  Accumulation unit value:
    Beginning of period                         N/A            $14.63             N/A              N/A
    End of period                               N/A            $15.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(651)

  Accumulation unit value:
    Beginning of period                       $14.64           $14.50             N/A              N/A
    End of period                             $14.69           $14.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,404             738              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(697)

  Accumulation unit value:
    Beginning of period                       $17.51           $17.25             N/A              N/A
    End of period                             $17.60           $17.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,130              -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(644)

  Accumulation unit value:
    Beginning of period                       $24.23           $21.41             N/A              N/A
    End of period                             $25.19           $24.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,126            2,041             N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(590)

  Accumulation unit value:
    Beginning of period                       $31.44           $28.33             N/A              N/A
    End of period                             $35.15           $31.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,023             18               N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                       $13.35             N/A              N/A              N/A
    End of period                             $13.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,089             N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                       $17.45             N/A              N/A              N/A
    End of period                             $18.09             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          166              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                       $15.94             N/A              N/A              N/A
    End of period                             $16.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          483              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(592)

  Accumulation unit value:
    Beginning of period                       $12.07           $11.17             N/A              N/A
    End of period                             $12.58           $12.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                          877              125              N/A              N/A

JNL/S&P Managed Growth Division(668)

  Accumulation unit value:
    Beginning of period                       $12.36           $11.30             N/A              N/A
    End of period                             $13.01           $12.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                          381               -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.14           $11.17             N/A              N/A
    End of period                             $12.90           $12.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                          388              903              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(623)

  Accumulation unit value:
    Beginning of period                         N/A             $9.72             N/A              N/A
    End of period                               N/A            $10.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(634)

  Accumulation unit value:
    Beginning of period                       $10.31            $9.23             N/A              N/A
    End of period                             $10.55           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        83,093           58,293             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(650)

  Accumulation unit value:
    Beginning of period                       $12.62           $11.07             N/A              N/A
    End of period                             $13.85           $12.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,785            1,918             N/A              N/A

JNL/Alliance Capital Growth Division(590)

  Accumulation unit value:
    Beginning of period                        $9.50            $9.17             N/A              N/A
    End of period                              $8.61            $9.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               55               N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                        $9.89             N/A              N/A              N/A
    End of period                             $11.63             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,188             N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(592)

  Accumulation unit value:
    Beginning of period                       $13.36           $12.86             N/A              N/A
    End of period                             $13.40           $13.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,300            1,000             N/A              N/A

JNL/MCM Small Cap Index Division(623)

  Accumulation unit value:
    Beginning of period                       $12.93           $10.97             N/A              N/A
    End of period                             $13.21           $12.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,996            2,694             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(664)

  Accumulation unit value:
    Beginning of period                       $13.34           $11.60             N/A              N/A
    End of period                             $14.81           $13.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,297            2,259             N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                       $13.59             N/A              N/A              N/A
    End of period                             $14.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,760             N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(623)

  Accumulation unit value:
    Beginning of period                       $16.50           $14.25             N/A              N/A
    End of period                             $17.59           $16.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                          672              684              N/A              N/A

JNL/MCM Bond Index Division(664)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.89             N/A              N/A
    End of period                             $10.88           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,381            2,225             N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.52           $12.19             N/A              N/A
    End of period                             $12.47           $12.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,036            5,645             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(590)

  Accumulation unit value:
    Beginning of period                       $13.86           $12.94             N/A              N/A
    End of period                             $12.81           $13.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                        70,651           58,390             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                        $8.09             N/A              N/A              N/A
    End of period                              $8.08             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,290             N/A              N/A              N/A

JNL/T. Rowe Price Value Division(590)

  Accumulation unit value:
    Beginning of period                       $12.83           $11.47             N/A              N/A
    End of period                             $13.34           $12.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,678            3,878             N/A              N/A

JNL/FMR Balanced Division(592)

  Accumulation unit value:
    Beginning of period                        $9.89            $9.10             N/A              N/A
    End of period                             $10.67            $9.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,194            2,640             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(590)

  Accumulation unit value:
    Beginning of period                       $11.07            $9.64             N/A              N/A
    End of period                             $12.34           $11.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,630            2,409             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(623)

  Accumulation unit value:
    Beginning of period                       $15.31           $12.75             N/A              N/A
    End of period                             $16.52           $15.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        44,370           30,028             N/A              N/A

JNL/MCM 25 Division NY I(624)

  Accumulation unit value:
    Beginning of period                       $15.85           $13.78             N/A              N/A
    End of period                             $15.05           $15.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                        39,180           27,860             N/A              N/A

JNL/MCM Select Small-Cap Division
NY I(624)

  Accumulation unit value:
    Beginning of period                       $17.20           $14.31             N/A              N/A
    End of period                             $18.32           $17.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                        36,247           26,762             N/A              N/A

JNL/MCM S&P(R) 10 Division NY I(624)

  Accumulation unit value:
    Beginning of period                       $12.95           $10.92             N/A              N/A
    End of period                             $17.40           $12.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                        50,408           34,618             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                       $16.72             N/A              N/A              N/A
    End of period                             $17.17             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          288              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division(650)

  Accumulation unit value:
    Beginning of period                        $5.54            $4.82             N/A              N/A
    End of period                              $5.56            $5.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,254             212              N/A              N/A

JNL/MCM Healthcare Sector Division(612)

  Accumulation unit value:
    Beginning of period                       $10.43           $10.26             N/A              N/A
    End of period                             $11.00           $10.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,635            1,035             N/A              N/A

JNL/MCM Financial Sector Division(664)

  Accumulation unit value:
    Beginning of period                       $11.74           $11.01             N/A              N/A
    End of period                             $12.20           $11.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                          823               -               N/A              N/A

JNL/MCM Oil & Gas Sector Division(592)

  Accumulation unit value:
    Beginning of period                       $16.84           $13.77             N/A              N/A
    End of period                             $22.57           $16.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,875             92               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $11.31             N/A              N/A              N/A
    End of period                             $12.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,799             N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $10.49             N/A              N/A              N/A
    End of period                             $11.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          695              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(905)

  Accumulation unit value:
    Beginning of period                       $11.08             N/A              N/A              N/A
    End of period                             $11.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          987              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(905)

  Accumulation unit value:
    Beginning of period                       $10.84             N/A              N/A              N/A
    End of period                             $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,015             N/A              N/A              N/A

JNL/MCM JNL 5 Division(713)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.56             N/A              N/A
    End of period                             $11.81           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,423           12,581             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $10.37             N/A              N/A              N/A
    End of period                             $11.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          946              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.43             N/A              N/A              N/A
    End of period                             $10.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,949             N/A              N/A              N/A

JNL/S&P Managed Conservative Division(688)

  Accumulation unit value:
    Beginning of period                       $10.30            $9.96             N/A              N/A
    End of period                             $10.47           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                          683               -               N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                        $9.83             N/A              N/A              N/A
    End of period                             $10.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(697)

  Accumulation unit value:
    Beginning of period                       $11.35           $10.31             N/A              N/A
    End of period                             $15.46           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,349            5,981             N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.05%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(332)

  Accumulation unit value:
    Beginning of period                        $8.02            $7.36            $6.15             N/A
    End of period                              $8.20            $8.02            $7.36             N/A
  Accumulation units outstanding
  at the end of period                         4,637            4,327            3,743             N/A

JNL/FMR Capital Growth Division(332)

  Accumulation unit value:
    Beginning of period                       $19.73           $17.07           $13.86             N/A
    End of period                             $20.53           $19.73           $17.07             N/A
  Accumulation units outstanding
  at the end of period                          563              963              188              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                       $21.63           $19.91           $19.91             N/A
    End of period                             $22.32           $21.63           $19.91             N/A
  Accumulation units outstanding
  at the end of period                         2,284             796              796              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division(675)

  Accumulation unit value:
    Beginning of period                       $11.49           $11.51             N/A              N/A
    End of period                             $11.56           $11.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,191              -               N/A              N/A

JNL/PPM America High Yield Bond
Division(325)

  Accumulation unit value:
    Beginning of period                         N/A            $14.66           $13.64             N/A
    End of period                               N/A            $15.08           $14.66             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              3,324             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(325)

  Accumulation unit value:
    Beginning of period                       $14.64           $14.39           $14.79             N/A
    End of period                             $14.68           $14.64           $14.39             N/A
  Accumulation units outstanding
  at the end of period                          430              370              370              N/A

JNL/Salomon Brothers Strategic
Bond Division(325)

  Accumulation unit value:
    Beginning of period                       $17.50           $16.71           $16.19             N/A
    End of period                             $17.59           $17.50           $16.71             N/A
  Accumulation units outstanding
  at the end of period                          566              447              447              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(317)

  Accumulation unit value:
    Beginning of period                       $24.22           $22.50           $18.51             N/A
    End of period                             $25.18           $24.22           $22.50             N/A
  Accumulation units outstanding
  at the end of period                         1,661             825              825              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(317)

  Accumulation unit value:
    Beginning of period                       $31.44           $27.19           $20.83             N/A
    End of period                             $35.15           $31.44           $27.19             N/A
  Accumulation units outstanding
  at the end of period                         1,525            1,084             763              N/A

JNL/JPMorgan International Equity
Division(338)

  Accumulation unit value:
    Beginning of period                       $12.66           $11.11            $9.21             N/A
    End of period                             $13.73           $12.66           $11.11             N/A
  Accumulation units outstanding
  at the end of period                         1,428            1,786            1,733             N/A

JNL/Alger Growth Division(456)

  Accumulation unit value:
    Beginning of period                       $16.44           $15.97           $15.08             N/A
    End of period                             $18.09           $16.44           $15.97             N/A
  Accumulation units outstanding
  at the end of period                         2,111             918              983              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                       $15.73             N/A              N/A              N/A
    End of period                             $16.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          192              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                       $18.10             N/A              N/A              N/A
    End of period                             $18.63             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          33               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(325)

  Accumulation unit value:
    Beginning of period                       $12.07           $11.24           $10.07             N/A
    End of period                             $12.58           $12.07           $11.24             N/A
  Accumulation units outstanding
  at the end of period                        20,817           14,232            9,468             N/A

JNL/S&P Managed Growth Division(325)

  Accumulation unit value:
    Beginning of period                       $12.36           $11.32            $9.82             N/A
    End of period                             $13.01           $12.36           $11.32             N/A
  Accumulation units outstanding
  at the end of period                        15,119           11,614            2,475             N/A

JNL/S&P Managed Aggressive Growth
Division(325)

  Accumulation unit value:
    Beginning of period                       $12.14           $11.00            $9.21             N/A
    End of period                             $12.90           $12.14           $11.00             N/A
  Accumulation units outstanding
  at the end of period                        11,130            6,106            1,233             N/A

JNL/S&P Very Aggressive Growth
Division I(590)

  Accumulation unit value:
    Beginning of period                         N/A            $10.76             N/A              N/A
    End of period                               N/A            $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(418)

  Accumulation unit value:
    Beginning of period                         N/A             $9.91            $8.95             N/A
    End of period                               N/A            $10.05            $9.91             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,497             N/A

JNL/S&P Equity Aggressive Growth
Division I(418)

  Accumulation unit value:
    Beginning of period                         N/A            $10.13            $9.15             N/A
    End of period                               N/A            $10.31           $10.13             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               328              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(332)

  Accumulation unit value:
    Beginning of period                       $10.31            $9.56            $7.99             N/A
    End of period                             $10.55           $10.31            $9.56             N/A
  Accumulation units outstanding
  at the end of period                        42,199           17,368             846              N/A

JNL/MCM S&P 400 MidCap Index Division(574)

  Accumulation unit value:
    Beginning of period                       $12.62           $11.02             N/A              N/A
    End of period                             $13.84           $12.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                        32,254           13,842             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                       $11.12             N/A              N/A              N/A
    End of period                             $11.63             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(317)

  Accumulation unit value:
    Beginning of period                       $13.36           $13.06           $12.99             N/A
    End of period                             $13.39           $13.36           $13.06             N/A
  Accumulation units outstanding
  at the end of period                         3,241            3,117            3,054             N/A

JNL/MCM Small Cap Index Division(325)

  Accumulation unit value:
    Beginning of period                       $12.93           $11.24            $8.33             N/A
    End of period                             $13.21           $12.93           $11.24             N/A
  Accumulation units outstanding
  at the end of period                        32,764           13,954             209              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(325)

  Accumulation unit value:
    Beginning of period                       $13.34           $11.40            $8.61             N/A
    End of period                             $14.81           $13.34           $11.40             N/A
  Accumulation units outstanding
  at the end of period                        26,929            9,610            1,158             N/A

JNL/Lazard Small Cap Value Division(456)

  Accumulation unit value:
    Beginning of period                       $14.00           $12.38           $11.73             N/A
    End of period                             $14.35           $14.00           $12.38             N/A
  Accumulation units outstanding
  at the end of period                         2,080            2,049            2,133             N/A

JNL/Lazard Mid Cap Value Division(332)

  Accumulation unit value:
    Beginning of period                       $16.49           $13.50           $11.00             N/A
    End of period                             $17.58           $16.49           $13.50             N/A
  Accumulation units outstanding
  at the end of period                         4,379            2,007            1,387             N/A

JNL/MCM Bond Index Division(590)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.55             N/A              N/A
    End of period                             $10.88           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,621            3,986             N/A              N/A

JNL/S&P Core Index 100 Division(325)

  Accumulation unit value:
    Beginning of period                         N/A            $10.16            $8.77             N/A
    End of period                               N/A            $10.30           $10.16             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               494              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.51           $12.18             N/A              N/A
    End of period                             $12.47           $12.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,054            4,140             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(332)

  Accumulation unit value:
    Beginning of period                         N/A             $9.86            $8.05             N/A
    End of period                               N/A            $10.01            $9.86             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              1,166             N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(315)

  Accumulation unit value:
    Beginning of period                       $13.86           $13.73           $10.64             N/A
    End of period                             $12.80           $13.86           $13.73             N/A
  Accumulation units outstanding
  at the end of period                        11,085           11,510            6,232             N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                        $7.66             N/A              N/A              N/A
    End of period                              $8.07             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,374             N/A              N/A              N/A

JNL/T. Rowe Price Value Division(332)

  Accumulation unit value:
    Beginning of period                       $12.82           $11.36            $9.13             N/A
    End of period                             $13.34           $12.82           $11.36             N/A
  Accumulation units outstanding
  at the end of period                         6,965            6,190            6,154             N/A

JNL/FMR Balanced Division(325)

  Accumulation unit value:
    Beginning of period                        $9.89            $9.23            $8.51             N/A
    End of period                             $10.67            $9.89            $9.23             N/A
  Accumulation units outstanding
  at the end of period                         6,221            1,827             342              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(456)

  Accumulation unit value:
    Beginning of period                       $11.07            $9.58            $8.85             N/A
    End of period                             $12.34           $11.07            $9.58             N/A
  Accumulation units outstanding
  at the end of period                         2,731            1,565            1,676             N/A

JNL/Oppenheimer Growth Division(515)

  Accumulation unit value:
    Beginning of period                        $8.01            $8.12             N/A              N/A
    End of period                              $8.57            $8.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/MCM Global 15 Division NY I(315)

  Accumulation unit value:
    Beginning of period                       $15.31           $12.29            $8.97             N/A
    End of period                             $16.52           $15.31           $12.29             N/A
  Accumulation units outstanding
  at the end of period                        10,234            8,287            5,938             N/A

JNL/MCM 25 Division NY I(315)

  Accumulation unit value:
    Beginning of period                       $15.85           $13.26            $9.73             N/A
    End of period                             $15.05           $15.85           $13.26             N/A
  Accumulation units outstanding
  at the end of period                        12,460            7,138            6,030             N/A

JNL/MCM Select Small-Cap Division
NY I(315)

  Accumulation unit value:
    Beginning of period                       $17.20           $15.64           $11.25             N/A
    End of period                             $18.32           $17.20           $15.64             N/A
  Accumulation units outstanding
  at the end of period                         8,090            6,098            4,792             N/A

JNL/MCM S&P(R) 10 Division NY I(315)

  Accumulation unit value:
    Beginning of period                       $12.94           $11.20            $9.51             N/A
    End of period                             $17.40           $12.94           $11.20             N/A
  Accumulation units outstanding
  at the end of period                         8,138            7,023            5,426             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(332)

  Accumulation unit value:
    Beginning of period                       $16.21           $14.41           $11.49             N/A
    End of period                             $17.17           $16.21           $14.41             N/A
  Accumulation units outstanding
  at the end of period                          731              641              642              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                        $5.06             N/A              N/A              N/A
    End of period                              $5.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                       $10.28             N/A              N/A              N/A
    End of period                             $10.99             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $18.70             N/A              N/A              N/A
    End of period                             $22.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,280             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(456)

  Accumulation unit value:
    Beginning of period                       $11.69           $11.16           $10.81             N/A
    End of period                             $12.41           $11.69           $11.16             N/A
  Accumulation units outstanding
  at the end of period                         3,196            2,506            1,372             N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $10.96           $10.17           $10.17             N/A
    End of period                             $11.51           $10.96           $10.17             N/A
  Accumulation units outstanding
  at the end of period                         1,662            1,523            1,523             N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(862)

  Accumulation unit value:
    Beginning of period                       $10.49             N/A              N/A              N/A
    End of period                             $10.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          144              N/A              N/A              N/A

JNL/MCM JNL 5 Division(687)

  Accumulation unit value:
    Beginning of period                       $10.89            $9.68             N/A              N/A
    End of period                             $11.81           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        144,158          25,345             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $10.88             N/A              N/A              N/A
    End of period                             $11.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.30             N/A              N/A              N/A
    End of period                             $10.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,021             N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.22             N/A              N/A              N/A
    End of period                             $10.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,164             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY(695)

  Accumulation unit value:
    Beginning of period                       $10.83           $10.21             N/A              N/A
    End of period                             $10.51           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,030            1,468             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(695)

  Accumulation unit value:
    Beginning of period                       $11.35           $10.06             N/A              N/A
    End of period                             $15.46           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,670            6,428             N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.07%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                        $7.73             N/A              N/A              N/A
    End of period                              $8.18             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          517              N/A              N/A              N/A

JNL/FMR Capital Growth Division(612)

  Accumulation unit value:
    Beginning of period                       $19.69           $17.46             N/A              N/A
    End of period                             $20.48           $19.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                          196              212              N/A              N/A

JNL/Select Large Cap Growth Division(696)

  Accumulation unit value:
    Beginning of period                       $24.48           $22.82             N/A              N/A
    End of period                             $25.10           $24.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               150              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(603)

  Accumulation unit value:
    Beginning of period                       $21.59           $20.11             N/A              N/A
    End of period                             $22.27           $21.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                          606              118              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division(612)

  Accumulation unit value:
    Beginning of period                       $11.47           $11.52             N/A              N/A
    End of period                             $11.54           $11.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/PPM America High Yield Bond
Division(612)

  Accumulation unit value:
    Beginning of period                         N/A            $14.59             N/A              N/A
    End of period                               N/A            $15.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(595)

  Accumulation unit value:
    Beginning of period                       $14.61           $14.07             N/A              N/A
    End of period                             $14.65           $14.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,015            1,406             N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(595)

  Accumulation unit value:
    Beginning of period                       $17.46           $16.40             N/A              N/A
    End of period                             $17.56           $17.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,745            2,476             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(603)

  Accumulation unit value:
    Beginning of period                       $24.17           $22.52             N/A              N/A
    End of period                             $25.12           $24.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                          916              515              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(622)

  Accumulation unit value:
    Beginning of period                       $31.38           $27.72             N/A              N/A
    End of period                             $35.07           $31.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,336              -               N/A              N/A

JNL/JPMorgan International Equity
Division(622)

  Accumulation unit value:
    Beginning of period                       $12.64           $10.93             N/A              N/A
    End of period                             $13.70           $12.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                          263               -               N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                       $17.36             N/A              N/A              N/A
    End of period                             $18.05             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Eagle Core Equity Division(612)

  Accumulation unit value:
    Beginning of period                       $16.26           $15.02             N/A              N/A
    End of period                             $16.47           $16.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                          282              126              N/A              N/A

JNL/Eagle SmallCap Equity Division(699)

  Accumulation unit value:
    Beginning of period                       $18.52           $17.21             N/A              N/A
    End of period                             $18.59           $18.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(595)

  Accumulation unit value:
    Beginning of period                       $12.05           $11.32             N/A              N/A
    End of period                             $12.56           $12.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,604            8,933             N/A              N/A

JNL/S&P Managed Growth Division(683)

  Accumulation unit value:
    Beginning of period                       $12.34           $11.27             N/A              N/A
    End of period                             $12.99           $12.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,099             265              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $12.12           $11.15             N/A              N/A
    End of period                             $12.88           $12.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,961            8,748             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(603)

  Accumulation unit value:
    Beginning of period                         N/A            $10.02             N/A              N/A
    End of period                               N/A            $10.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(606)

  Accumulation unit value:
    Beginning of period                         N/A            $10.39             N/A              N/A
    End of period                               N/A            $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(603)

  Accumulation unit value:
    Beginning of period                       $10.31            $9.66             N/A              N/A
    End of period                             $10.54           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                        58,127           18,562             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(603)

  Accumulation unit value:
    Beginning of period                       $12.61           $11.38             N/A              N/A
    End of period                             $13.83           $12.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,170            8,515             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(612)

  Accumulation unit value:
    Beginning of period                       $10.00            $8.54             N/A              N/A
    End of period                             $11.61           $10.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,270           21,873             N/A              N/A

JNL/PIMCO Total Return Bond Division(595)

  Accumulation unit value:
    Beginning of period                       $13.34           $12.84             N/A              N/A
    End of period                             $13.37           $13.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,578            5,405             N/A              N/A

JNL/MCM Small Cap Index Division(603)

  Accumulation unit value:
    Beginning of period                       $12.92           $11.39             N/A              N/A
    End of period                             $13.19           $12.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,766            4,966             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(603)

  Accumulation unit value:
    Beginning of period                       $13.33           $11.73             N/A              N/A
    End of period                             $14.80           $13.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                        32,378           15,559             N/A              N/A

JNL/Lazard Small Cap Value Division(603)

  Accumulation unit value:
    Beginning of period                       $13.98           $12.61             N/A              N/A
    End of period                             $14.33           $13.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                          136              210              N/A              N/A

JNL/Lazard Mid Cap Value Division(612)

  Accumulation unit value:
    Beginning of period                       $16.47           $14.47             N/A              N/A
    End of period                             $17.55           $16.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                          116              126              N/A              N/A

JNL/MCM Bond Index Division(603)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.56             N/A              N/A
    End of period                             $10.87           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        69,234           45,109             N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(683)

  Accumulation unit value:
    Beginning of period                       $12.49           $12.24             N/A              N/A
    End of period                             $12.44           $12.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                          712              403              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(651)

  Accumulation unit value:
    Beginning of period                       $13.85           $12.97             N/A              N/A
    End of period                             $12.79           $13.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,936            1,006             N/A              N/A

JNL/Putnam Midcap Growth Division(641)

  Accumulation unit value:
    Beginning of period                        $7.35            $5.97             N/A              N/A
    End of period                              $8.07            $7.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                          50               16               N/A              N/A

JNL/T. Rowe Price Value Division(603)

  Accumulation unit value:
    Beginning of period                       $12.81           $11.64             N/A              N/A
    End of period                             $13.32           $12.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                          787              694              N/A              N/A

JNL/FMR Balanced Division(595)

  Accumulation unit value:
    Beginning of period                        $9.88            $9.23             N/A              N/A
    End of period                             $10.65            $9.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,725            4,293             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(603)

  Accumulation unit value:
    Beginning of period                       $11.06            $9.58             N/A              N/A
    End of period                             $12.32           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,474             273              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                        $7.61             N/A              N/A              N/A
    End of period                              $8.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          525              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(651)

  Accumulation unit value:
    Beginning of period                       $15.33           $13.00             N/A              N/A
    End of period                             $16.54           $15.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,996             824              N/A              N/A

JNL/MCM 25 Division NY I(651)

  Accumulation unit value:
    Beginning of period                       $15.85           $13.99             N/A              N/A
    End of period                             $15.05           $15.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,489             562              N/A              N/A

JNL/MCM Select Small-Cap Division
NY I(651)

  Accumulation unit value:
    Beginning of period                       $17.20           $13.71             N/A              N/A
    End of period                             $18.32           $17.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,206             267              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I(651)

  Accumulation unit value:
    Beginning of period                       $13.03           $10.82             N/A              N/A
    End of period                             $17.51           $13.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,469             932              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(603)

  Accumulation unit value:
    Beginning of period                       $16.20           $14.84             N/A              N/A
    End of period                             $17.16           $16.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                          296              422              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                        $9.63             N/A              N/A              N/A
    End of period                             $10.06             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Technology Sector Division(683)

  Accumulation unit value:
    Beginning of period                        $5.53            $4.92             N/A              N/A
    End of period                              $5.55            $5.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,931            1,932             N/A              N/A

JNL/MCM Healthcare Sector Division(616)

  Accumulation unit value:
    Beginning of period                       $10.42           $10.14             N/A              N/A
    End of period                             $10.98           $10.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,782            4,912             N/A              N/A

JNL/MCM Financial Sector Division(683)

  Accumulation unit value:
    Beginning of period                       $11.72           $10.66             N/A              N/A
    End of period                             $12.18           $11.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,983             280              N/A              N/A

JNL/MCM Oil & Gas Sector Division(683)

  Accumulation unit value:
    Beginning of period                       $16.82           $16.10             N/A              N/A
    End of period                             $22.53           $16.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,701             671              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                        $4.24             N/A              N/A              N/A
    End of period                              $4.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(616)

  Accumulation unit value:
    Beginning of period                       $11.68           $10.72             N/A              N/A
    End of period                             $12.40           $11.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,472            4,295             N/A              N/A

JNL/AIM Large Cap Growth Division(612)

  Accumulation unit value:
    Beginning of period                       $10.95           $10.38             N/A              N/A
    End of period                             $11.50           $10.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                          343              372              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(688)

  Accumulation unit value:
    Beginning of period                       $10.89            $9.68             N/A              N/A
    End of period                             $11.81           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        93,636           74,979             N/A              N/A

JNL/MCM VIP Division(709)

  Accumulation unit value:
    Beginning of period                       $11.06           $10.47             N/A              N/A
    End of period                             $11.90           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,822            2,823             N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.42             N/A              N/A              N/A
    End of period                             $10.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           9               N/A              N/A              N/A

JNL/S&P Managed Conservative Division(688)

  Accumulation unit value:
    Beginning of period                       $10.30            $9.96             N/A              N/A
    End of period                             $10.46           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,132              -               N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                       $10.13             N/A              N/A              N/A
    End of period                             $10.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          250              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(697)

  Accumulation unit value:
    Beginning of period                       $11.35           $10.31             N/A              N/A
    End of period                             $15.46           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,428           15,190             N/A              N/A


Accumulation Unit Values
Contract with Endorsements - 2.095%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(261)

  Accumulation unit value:
    Beginning of period                        $8.00            $7.35            $5.65             N/A
    End of period                              $8.17            $8.00            $7.35             N/A
  Accumulation units outstanding
  at the end of period                          831              832             1,057             N/A

JNL/FMR Capital Growth Division(220)

  Accumulation unit value:
    Beginning of period                       $19.65           $17.00           $12.80           $13.13
    End of period                             $20.43           $19.65           $17.00           $12.80
  Accumulation units outstanding
  at the end of period                          443              443              443              162

JNL/Select Large Cap Growth Division(261)

  Accumulation unit value:
    Beginning of period                       $24.42           $22.33           $16.61             N/A
    End of period                             $25.04           $24.42           $22.33             N/A
  Accumulation units outstanding
  at the end of period                          128              128              107              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(263)

  Accumulation unit value:
    Beginning of period                       $21.54           $19.83           $16.29             N/A
    End of period                             $22.21           $21.54           $19.83             N/A
  Accumulation units outstanding
  at the end of period                          982              850              396              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(240)

  Accumulation unit value:
    Beginning of period                       $18.89           $17.06           $13.69           $13.84
    End of period                             $20.11           $18.89           $17.06           $13.69
  Accumulation units outstanding
  at the end of period                         1,122            1,122            1,122            1,122

JNL/Putnam Value Equity Division(214)

  Accumulation unit value:
    Beginning of period                       $18.54           $17.25           $14.14           $14.13
    End of period                             $19.05           $18.54           $17.25           $14.14
  Accumulation units outstanding
  at the end of period                          351              351              351              839

JNL/Select Money Market Division(287)

  Accumulation unit value:
    Beginning of period                       $11.44           $11.59           $11.75             N/A
    End of period                             $11.51           $11.44           $11.59             N/A
  Accumulation units outstanding
  at the end of period                        25,870            1,484             119              N/A

JNL/PPM America High Yield Bond
Division(242)

  Accumulation unit value:
    Beginning of period                         N/A            $14.60           $12.57           $12.53
    End of period                               N/A            $15.02           $14.60           $12.57
  Accumulation units outstanding
  at the end of period                          N/A               -              5,848              4

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(263)

  Accumulation unit value:
    Beginning of period                       $14.57           $14.33           $14.45             N/A
    End of period                             $14.61           $14.57           $14.33             N/A
  Accumulation units outstanding
  at the end of period                         4,672            4,845            4,287             N/A

JNL/Salomon Brothers Strategic
Bond Division(263)

  Accumulation unit value:
    Beginning of period                       $17.42           $16.64           $15.11             N/A
    End of period                             $17.51           $17.42           $16.64             N/A
  Accumulation units outstanding
  at the end of period                         1,448            1,450            1,243             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(263)

  Accumulation unit value:
    Beginning of period                       $24.12           $22.41           $16.86             N/A
    End of period                             $25.06           $24.12           $22.41             N/A
  Accumulation units outstanding
  at the end of period                         1,647            1,449            1,024             N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(327)

  Accumulation unit value:
    Beginning of period                       $31.31           $27.09           $21.79             N/A
    End of period                             $34.98           $31.31           $27.09             N/A
  Accumulation units outstanding
  at the end of period                         1,438            1,494            1,010             N/A

JNL/JPMorgan International Equity
Division(327)

  Accumulation unit value:
    Beginning of period                       $12.61           $11.07            $9.05             N/A
    End of period                             $13.67           $12.61           $11.07             N/A
  Accumulation units outstanding
  at the end of period                         1,135            1,160             286              N/A

JNL/Alger Growth Division(345)

  Accumulation unit value:
    Beginning of period                       $16.37           $15.92           $13.98             N/A
    End of period                             $18.00           $16.37           $15.92             N/A
  Accumulation units outstanding
  at the end of period                          339              321              300              N/A

JNL/Eagle Core Equity Division(263)

  Accumulation unit value:
    Beginning of period                       $16.23           $15.58           $12.35             N/A
    End of period                             $16.43           $16.23           $15.58             N/A
  Accumulation units outstanding
  at the end of period                         1,902            1,939             36               N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(210)

  Accumulation unit value:
    Beginning of period                       $12.03           $11.21            $9.72            $9.58
    End of period                             $12.54           $12.03           $11.21            $9.72
  Accumulation units outstanding
  at the end of period                        59,765           60,381           27,367           12,221

JNL/S&P Managed Growth Division(232)

  Accumulation unit value:
    Beginning of period                       $12.32           $11.29            $9.47            $9.75
    End of period                             $12.96           $12.32           $11.29            $9.47
  Accumulation units outstanding
  at the end of period                        17,032           17,040           10,419            2,538

JNL/S&P Managed Aggressive Growth
Division(214)

  Accumulation unit value:
    Beginning of period                       $12.10           $10.97            $8.84            $8.89
    End of period                             $12.85           $12.10           $10.97            $8.84
  Accumulation units outstanding
  at the end of period                        26,053           28,121            3,487            4,820

JNL/S&P Very Aggressive Growth
Division I(242)

  Accumulation unit value:
    Beginning of period                         N/A            $10.58            $8.28            $8.44
    End of period                               N/A            $10.77           $10.58            $8.28
  Accumulation units outstanding
  at the end of period                          N/A               -               98                6

JNL/S&P Equity Growth Division I(654)

  Accumulation unit value:
    Beginning of period                         N/A             $9.79             N/A              N/A
    End of period                               N/A            $10.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(214)

  Accumulation unit value:
    Beginning of period                       $10.30            $9.55            $7.65            $7.80
    End of period                             $10.53           $10.30            $9.55            $7.65
  Accumulation units outstanding
  at the end of period                         4,243            4,849            1,336            1,519

JNL/MCM S&P 400 MidCap Index Division(364)

  Accumulation unit value:
    Beginning of period                       $12.62           $11.13            $9.71             N/A
    End of period                             $13.84           $12.62           $11.13             N/A
  Accumulation units outstanding
  at the end of period                         1,485            2,022             20               N/A

JNL/Alliance Capital Growth Division(345)

  Accumulation unit value:
    Beginning of period                        $9.47            $9.10            $8.34             N/A
    End of period                              $8.59            $9.47            $9.10             N/A
  Accumulation units outstanding
  at the end of period                           -               480              480              N/A

JNL/JPMorgan International Value
Division(328)

  Accumulation unit value:
    Beginning of period                        $9.98            $8.32            $6.25             N/A
    End of period                             $11.59            $9.98            $8.32             N/A
  Accumulation units outstanding
  at the end of period                         1,385            1,498            1,460             N/A

JNL/PIMCO Total Return Bond Division(210)

  Accumulation unit value:
    Beginning of period                       $13.32           $13.02           $12.69           $12.27
    End of period                             $13.35           $13.32           $13.02           $12.69
  Accumulation units outstanding
  at the end of period                         8,161            8,208            5,139            3,962

JNL/MCM Small Cap Index Division(364)

  Accumulation unit value:
    Beginning of period                       $12.92           $11.23            $9.65             N/A
    End of period                             $13.18           $12.92           $11.23             N/A
  Accumulation units outstanding
  at the end of period                          255             2,020             20               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(364)

  Accumulation unit value:
    Beginning of period                       $13.33           $11.39            $9.42             N/A
    End of period                             $14.79           $13.33           $11.39             N/A
  Accumulation units outstanding
  at the end of period                          71              1,797             20               N/A

JNL/Lazard Small Cap Value Division(210)

  Accumulation unit value:
    Beginning of period                       $13.96           $12.35            $9.09            $8.90
    End of period                             $14.30           $13.96           $12.35            $9.09
  Accumulation units outstanding
  at the end of period                         2,454            2,565            2,485             728

JNL/Lazard Mid Cap Value Division(210)

  Accumulation unit value:
    Beginning of period                       $16.44           $13.46           $10.67           $10.43
    End of period                             $17.52           $16.44           $13.46           $10.67
  Accumulation units outstanding
  at the end of period                         2,525            2,525            2,419            2,075

JNL/MCM Bond Index Division(328)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.73           $10.87             N/A
    End of period                             $10.86           $10.89           $10.73             N/A
  Accumulation units outstanding
  at the end of period                          743             2,768             825              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.48           $12.15             N/A              N/A
    End of period                             $12.42           $12.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,978            7,853             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(210)

  Accumulation unit value:
    Beginning of period                       $13.84           $13.72           $11.12           $10.54
    End of period                             $12.78           $13.84           $13.72           $11.12
  Accumulation units outstanding
  at the end of period                         3,644            5,634            5,794             615

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(220)

  Accumulation unit value:
    Beginning of period                       $12.80           $11.34            $8.92            $8.90
    End of period                             $13.30           $12.80           $11.34            $8.92
  Accumulation units outstanding
  at the end of period                         5,412            5,316            4,802             718

JNL/FMR Balanced Division(263)

  Accumulation unit value:
    Beginning of period                        $9.87            $9.21            $8.09             N/A
    End of period                             $10.64            $9.87            $9.21             N/A
  Accumulation units outstanding
  at the end of period                         2,381            2,382            2,060             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(269)

  Accumulation unit value:
    Beginning of period                       $11.05            $9.57            $6.45             N/A
    End of period                             $12.31           $11.05            $9.57             N/A
  Accumulation units outstanding
  at the end of period                         1,365            1,366            1,263             N/A

JNL/Oppenheimer Growth Division(327)

  Accumulation unit value:
    Beginning of period                        $8.00            $7.84            $7.14             N/A
    End of period                              $8.55            $8.00            $7.84             N/A
  Accumulation units outstanding
  at the end of period                          870              870              870              N/A

JNL/MCM Global 15 Division NY I(210)

  Accumulation unit value:
    Beginning of period                       $15.30           $12.28            $9.65            $9.92
    End of period                             $16.50           $15.30           $12.28            $9.65
  Accumulation units outstanding
  at the end of period                         3,866            4,143            4,299             653

JNL/MCM 25 Division NY I(367)

  Accumulation unit value:
    Beginning of period                       $15.83           $13.25           $10.66             N/A
    End of period                             $15.03           $15.83           $13.25             N/A
  Accumulation units outstanding
  at the end of period                         3,551            6,061            5,435             N/A

JNL/MCM Select Small-Cap Division
NY I(345)

  Accumulation unit value:
    Beginning of period                       $17.18           $15.63           $12.57             N/A
    End of period                             $18.29           $17.18           $15.63             N/A
  Accumulation units outstanding
  at the end of period                         3,169            3,434            3,797             N/A

JNL/MCM S&P(R) 10 Division NY I(210)

  Accumulation unit value:
    Beginning of period                       $12.93           $11.20            $9.60           $10.76
    End of period                             $17.37           $12.93           $11.20            $9.60
  Accumulation units outstanding
  at the end of period                         3,397            5,556            6,905             603






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(284)

  Accumulation unit value:
    Beginning of period                       $16.19           $14.40            $9.80             N/A
    End of period                             $17.15           $16.19           $14.40             N/A
  Accumulation units outstanding
  at the end of period                          946              866              876              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(492)

  Accumulation unit value:
    Beginning of period                       $10.40           $10.33             N/A              N/A
    End of period                             $10.97           $10.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,621             102              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $10.60             N/A              N/A              N/A
    End of period                             $11.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.80             N/A              N/A              N/A
    End of period                             $11.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,584             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division(736)

  Accumulation unit value:
    Beginning of period                       $10.49           $10.49             N/A              N/A
    End of period                             $10.78           $10.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,043            8,792             N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(727)

  Accumulation unit value:
    Beginning of period                       $11.35           $11.17             N/A              N/A
    End of period                             $15.45           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,422            3,153             N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.10%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                       $18.70             N/A              N/A              N/A
    End of period                             $19.04             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,605             N/A              N/A              N/A

JNL/Select Money Market Division(511)

  Accumulation unit value:
    Beginning of period                       $11.44           $11.57             N/A              N/A
    End of period                             $11.50           $11.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,152            9,152             N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                       $17.55             N/A              N/A              N/A
    End of period                             $17.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,710             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                       $23.95             N/A              N/A              N/A
    End of period                             $25.04             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,252             N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                       $30.39             N/A              N/A              N/A
    End of period                             $34.96             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,542             N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(433)

  Accumulation unit value:
    Beginning of period                       $12.03           $11.21           $10.75             N/A
    End of period                             $12.53           $12.03           $11.21             N/A
  Accumulation units outstanding
  at the end of period                        40,156            9,302            9,302             N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                       $10.29             N/A              N/A              N/A
    End of period                             $10.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,883             N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                       $13.05             N/A              N/A              N/A
    End of period                             $13.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,866             N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                       $13.33             N/A              N/A              N/A
    End of period                             $13.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,580             N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                       $12.63             N/A              N/A              N/A
    End of period                             $13.18             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,954             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                       $13.13             N/A              N/A              N/A
    End of period                             $14.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,733             N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                       $10.97             N/A              N/A              N/A
    End of period                             $10.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,309             N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(536)

  Accumulation unit value:
    Beginning of period                       $13.84           $13.21             N/A              N/A
    End of period                             $12.78           $13.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,261             908              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                       $12.63             N/A              N/A              N/A
    End of period                             $13.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,783             N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(536)

  Accumulation unit value:
    Beginning of period                       $15.29           $12.93             N/A              N/A
    End of period                             $16.49           $15.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,177             928              N/A              N/A

JNL/MCM 25 Division NY I(536)

  Accumulation unit value:
    Beginning of period                       $15.83           $13.20             N/A              N/A
    End of period                             $15.02           $15.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,593             909              N/A              N/A

JNL/MCM Select Small-Cap Division
NY I(536)

  Accumulation unit value:
    Beginning of period                       $17.18           $14.88             N/A              N/A
    End of period                             $18.29           $17.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,533             807              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I(536)

  Accumulation unit value:
    Beginning of period                       $12.93           $11.01             N/A              N/A
    End of period                             $17.37           $12.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,491            1,090             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $23.46             N/A              N/A              N/A
    End of period                             $22.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          36               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(725)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.70             N/A              N/A
    End of period                             $11.80           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,128            2,805             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $11.04             N/A              N/A              N/A
    End of period                             $11.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          624              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.34             N/A              N/A              N/A
    End of period                             $10.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        41,497             N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.35             N/A              N/A              N/A
    End of period                             $10.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,245             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                       $10.06             N/A              N/A              N/A
    End of period                             $10.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          685              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                       $12.42             N/A              N/A              N/A
    End of period                             $15.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          555              N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.12%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(721)

  Accumulation unit value:
    Beginning of period                       $24.36           $23.96             N/A              N/A
    End of period                             $24.97           $24.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,965             468              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(626)

  Accumulation unit value:
    Beginning of period                       $21.48           $19.74             N/A              N/A
    End of period                             $22.15           $21.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                          413             2,450             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(705)

  Accumulation unit value:
    Beginning of period                       $18.50           $18.09             N/A              N/A
    End of period                             $19.00           $18.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                          185              185              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(656)

  Accumulation unit value:
    Beginning of period                         N/A            $14.84             N/A              N/A
    End of period                               N/A            $14.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(668)

  Accumulation unit value:
    Beginning of period                       $14.54           $14.51             N/A              N/A
    End of period                             $14.57           $14.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                          409              410              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(668)

  Accumulation unit value:
    Beginning of period                       $17.38           $16.98             N/A              N/A
    End of period                             $17.47           $17.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                          152              152              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(610)

  Accumulation unit value:
    Beginning of period                       $31.23           $28.43             N/A              N/A
    End of period                             $34.89           $31.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,064            2,058             N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(628)

  Accumulation unit value:
    Beginning of period                       $16.19           $14.47             N/A              N/A
    End of period                             $16.39           $16.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/Eagle SmallCap Equity Division(610)

  Accumulation unit value:
    Beginning of period                       $18.44           $16.71             N/A              N/A
    End of period                             $18.51           $18.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,354            6,142             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(587)

  Accumulation unit value:
    Beginning of period                       $12.01           $11.11             N/A              N/A
    End of period                             $12.51           $12.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,936            8,365             N/A              N/A

JNL/S&P Managed Growth Division(587)

  Accumulation unit value:
    Beginning of period                       $12.30           $11.25             N/A              N/A
    End of period                             $12.94           $12.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        63,219           74,843             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(630)

  Accumulation unit value:
    Beginning of period                       $12.08           $10.78             N/A              N/A
    End of period                             $12.83           $12.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                        39,663           41,099             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(546)

  Accumulation unit value:
    Beginning of period                         N/A            $10.03             N/A              N/A
    End of period                               N/A            $10.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(509)

  Accumulation unit value:
    Beginning of period                       $10.29            $9.66             N/A              N/A
    End of period                             $10.52           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,226           11,929             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(509)

  Accumulation unit value:
    Beginning of period                       $12.59           $11.20             N/A              N/A
    End of period                             $13.81           $12.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,990            7,397             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(610)

  Accumulation unit value:
    Beginning of period                        $9.96            $8.64             N/A              N/A
    End of period                             $11.57            $9.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,402           11,690             N/A              N/A

JNL/PIMCO Total Return Bond Division(668)

  Accumulation unit value:
    Beginning of period                       $13.30           $13.25             N/A              N/A
    End of period                             $13.32           $13.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                          195              195              N/A              N/A

JNL/MCM Small Cap Index Division(509)

  Accumulation unit value:
    Beginning of period                       $12.91           $11.34             N/A              N/A
    End of period                             $13.17           $12.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,908            1,904             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(509)

  Accumulation unit value:
    Beginning of period                       $13.31           $11.48             N/A              N/A
    End of period                             $14.77           $13.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,016             990              N/A              N/A

JNL/Lazard Small Cap Value Division(695)

  Accumulation unit value:
    Beginning of period                       $13.93           $12.68             N/A              N/A
    End of period                             $14.27           $13.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                          616              617              N/A              N/A

JNL/Lazard Mid Cap Value Division(668)

  Accumulation unit value:
    Beginning of period                       $16.41           $14.42             N/A              N/A
    End of period                             $17.49           $16.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                          775              775              N/A              N/A

JNL/MCM Bond Index Division(509)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.79             N/A              N/A
    End of period                             $10.85           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,005             883              N/A              N/A

JNL/S&P Core Index 100 Division(545)

  Accumulation unit value:
    Beginning of period                         N/A            $10.19             N/A              N/A
    End of period                               N/A            $10.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.46           $12.13             N/A              N/A
    End of period                             $12.40           $12.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,866            6,495             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(587)

  Accumulation unit value:
    Beginning of period                       $13.83           $12.90             N/A              N/A
    End of period                             $12.77           $13.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,204           23,464             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(610)

  Accumulation unit value:
    Beginning of period                       $12.78           $11.67             N/A              N/A
    End of period                             $13.28           $12.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                          742             2,990             N/A              N/A

JNL/FMR Balanced Division(713)

  Accumulation unit value:
    Beginning of period                        $9.86            $9.65             N/A              N/A
    End of period                             $10.63            $9.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,100            1,100             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(610)

  Accumulation unit value:
    Beginning of period                       $11.04            $9.68             N/A              N/A
    End of period                             $12.30           $11.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,129            8,071             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(611)

  Accumulation unit value:
    Beginning of period                       $15.29           $12.82             N/A              N/A
    End of period                             $16.48           $15.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,001           18,946             N/A              N/A

JNL/MCM 25 Division NY I(610)

  Accumulation unit value:
    Beginning of period                       $15.82           $14.34             N/A              N/A
    End of period                             $15.01           $15.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,063           24,545             N/A              N/A

JNL/MCM Select Small-Cap Division
NY I(634)

  Accumulation unit value:
    Beginning of period                       $17.17           $13.68             N/A              N/A
    End of period                             $18.28           $17.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,055           18,208             N/A              N/A

JNL/MCM S&P(R) 10 Division NY I(587)

  Accumulation unit value:
    Beginning of period                       $12.92           $11.08             N/A              N/A
    End of period                             $17.36           $12.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,435           15,013             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(610)

  Accumulation unit value:
    Beginning of period                       $16.18           $14.85             N/A              N/A
    End of period                             $17.13           $16.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,833            3,611             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division(723)

  Accumulation unit value:
    Beginning of period                        $5.52            $5.45             N/A              N/A
    End of period                              $5.53            $5.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                          849              850              N/A              N/A

JNL/MCM Healthcare Sector Division(656)

  Accumulation unit value:
    Beginning of period                       $10.39           $10.18             N/A              N/A
    End of period                             $10.94           $10.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,330            8,617             N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(713)

  Accumulation unit value:
    Beginning of period                       $16.77           $17.30             N/A              N/A
    End of period                             $22.46           $16.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                          729              636              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.90             N/A              N/A              N/A
    End of period                             $11.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.55             N/A              N/A              N/A
    End of period                             $10.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,952             N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                       $12.15             N/A              N/A              N/A
    End of period                             $15.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,101             N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.145%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(361)

  Accumulation unit value:
    Beginning of period                       $21.43           $19.75           $18.17             N/A
    End of period                             $22.09           $21.43           $19.75             N/A
  Accumulation units outstanding
  at the end of period                        17,539           17,224           17,863             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                       $19.54             N/A              N/A              N/A
    End of period                             $20.00             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          185              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                       $18.34             N/A              N/A              N/A
    End of period                             $18.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          556              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(334)

  Accumulation unit value:
    Beginning of period                         N/A            $14.54           $13.46             N/A
    End of period                               N/A            $14.95           $14.54             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             10,085             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(370)

  Accumulation unit value:
    Beginning of period                       $14.50           $14.27           $14.43             N/A
    End of period                             $14.53           $14.50           $14.27             N/A
  Accumulation units outstanding
  at the end of period                         6,032              -              5,255             N/A

JNL/Salomon Brothers Strategic
Bond Division(333)

  Accumulation unit value:
    Beginning of period                       $17.34           $16.57           $16.21             N/A
    End of period                             $17.42           $17.34           $16.57             N/A
  Accumulation units outstanding
  at the end of period                         2,511            8,961            7,691             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(367)

  Accumulation unit value:
    Beginning of period                       $24.00           $22.32           $20.19             N/A
    End of period                             $24.92           $24.00           $22.32             N/A
  Accumulation units outstanding
  at the end of period                         2,187            2,269             743              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(370)

  Accumulation unit value:
    Beginning of period                       $31.16           $26.97           $23.53             N/A
    End of period                             $34.80           $31.16           $26.97             N/A
  Accumulation units outstanding
  at the end of period                           -                -               926              N/A

JNL/JPMorgan International Equity
Division(334)

  Accumulation unit value:
    Beginning of period                       $12.55           $11.02            $9.01             N/A
    End of period                             $13.59           $12.55           $11.02             N/A
  Accumulation units outstanding
  at the end of period                          142              142              142              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(372)

  Accumulation unit value:
    Beginning of period                       $16.16           $15.53           $13.96             N/A
    End of period                             $16.35           $16.16           $15.53             N/A
  Accumulation units outstanding
  at the end of period                         1,493            1,493            1,492             N/A

JNL/Eagle SmallCap Equity Division(343)

  Accumulation unit value:
    Beginning of period                       $18.40           $15.82           $13.11             N/A
    End of period                             $18.46           $18.40           $15.82             N/A
  Accumulation units outstanding
  at the end of period                         1,640            1,705            1,744             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(319)

  Accumulation unit value:
    Beginning of period                       $11.99           $11.18            $9.97             N/A
    End of period                             $12.49           $11.99           $11.18             N/A
  Accumulation units outstanding
  at the end of period                        79,861           32,754           29,948             N/A

JNL/S&P Managed Growth Division(325)

  Accumulation unit value:
    Beginning of period                       $12.28           $11.26            $9.78             N/A
    End of period                             $12.91           $12.28           $11.26             N/A
  Accumulation units outstanding
  at the end of period                        45,450           43,928           50,743             N/A

JNL/S&P Managed Aggressive Growth
Division(370)

  Accumulation unit value:
    Beginning of period                       $12.06           $10.94            $9.76             N/A
    End of period                             $12.80           $12.06           $10.94             N/A
  Accumulation units outstanding
  at the end of period                         6,178            1,727            4,063             N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(334)

  Accumulation unit value:
    Beginning of period                       $10.28            $9.55            $8.06             N/A
    End of period                             $10.51           $10.28            $9.55             N/A
  Accumulation units outstanding
  at the end of period                        23,058           20,941           14,309             N/A

JNL/MCM S&P 400 MidCap Index Division(357)

  Accumulation unit value:
    Beginning of period                       $12.58           $11.10            $9.40             N/A
    End of period                             $13.79           $12.58           $11.10             N/A
  Accumulation units outstanding
  at the end of period                         2,406            1,152            1,072             N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                        $9.65             N/A              N/A              N/A
    End of period                             $11.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,048             N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(343)

  Accumulation unit value:
    Beginning of period                       $13.27           $12.98           $13.19             N/A
    End of period                             $13.29           $13.27           $12.98             N/A
  Accumulation units outstanding
  at the end of period                        20,676           23,065           38,705             N/A

JNL/MCM Small Cap Index Division(357)

  Accumulation unit value:
    Beginning of period                       $12.90           $11.22            $9.14             N/A
    End of period                             $13.16           $12.90           $11.22             N/A
  Accumulation units outstanding
  at the end of period                         2,424            1,651            1,076             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(333)

  Accumulation unit value:
    Beginning of period                       $13.30           $11.37            $8.75             N/A
    End of period                             $14.75           $13.30           $11.37             N/A
  Accumulation units outstanding
  at the end of period                         2,926            1,723            1,166             N/A

JNL/Lazard Small Cap Value Division(334)

  Accumulation unit value:
    Beginning of period                       $13.91           $12.31            $9.59             N/A
    End of period                             $14.25           $13.91           $12.31             N/A
  Accumulation units outstanding
  at the end of period                         2,081            1,467            1,517             N/A

JNL/Lazard Mid Cap Value Division(334)

  Accumulation unit value:
    Beginning of period                       $16.38           $13.42           $11.08             N/A
    End of period                             $17.45           $16.38           $13.42             N/A
  Accumulation units outstanding
  at the end of period                          498              181              181              N/A

JNL/MCM Bond Index Division(709)

  Accumulation unit value:
    Beginning of period                       $10.87           $10.86             N/A              N/A
    End of period                             $10.84           $10.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                          693              89               N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.43           $12.11             N/A              N/A
    End of period                             $12.38           $12.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,599           16,837             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(334)

  Accumulation unit value:
    Beginning of period                       $13.82           $13.71           $11.05             N/A
    End of period                             $12.76           $13.82           $13.71             N/A
  Accumulation units outstanding
  at the end of period                          883              113              114              N/A

JNL/Putnam Midcap Growth Division(334)

  Accumulation unit value:
    Beginning of period                        $7.32            $6.30            $5.21             N/A
    End of period                              $8.03            $7.32            $6.30             N/A
  Accumulation units outstanding
  at the end of period                          332              333              333              N/A

JNL/T. Rowe Price Value Division(343)

  Accumulation unit value:
    Beginning of period                       $12.77           $11.32            $9.86             N/A
    End of period                             $13.27           $12.77           $11.32             N/A
  Accumulation units outstanding
  at the end of period                         2,726            2,833            2,884             N/A

JNL/FMR Balanced Division(357)

  Accumulation unit value:
    Beginning of period                        $9.85            $9.19            $8.72             N/A
    End of period                             $10.61            $9.85            $9.19             N/A
  Accumulation units outstanding
  at the end of period                         6,526            6,129            6,125             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(343)

  Accumulation unit value:
    Beginning of period                       $11.03            $9.56            $7.71             N/A
    End of period                             $12.28           $11.03            $9.56             N/A
  Accumulation units outstanding
  at the end of period                         1,125             840              873              N/A

JNL/Oppenheimer Growth Division(343)

  Accumulation unit value:
    Beginning of period                        $7.98            $7.83            $7.43             N/A
    End of period                              $8.53            $7.98            $7.83             N/A
  Accumulation units outstanding
  at the end of period                          837              872              906              N/A

JNL/MCM Global 15 Division NY I(334)

  Accumulation unit value:
    Beginning of period                       $15.28           $12.27            $9.86             N/A
    End of period                             $16.47           $15.28           $12.27             N/A
  Accumulation units outstanding
  at the end of period                         1,087            2,323             125              N/A

JNL/MCM 25 Division NY I(334)

  Accumulation unit value:
    Beginning of period                       $15.81           $13.24           $10.06             N/A
    End of period                             $15.00           $15.81           $13.24             N/A
  Accumulation units outstanding
  at the end of period                          805             2,166             124              N/A

JNL/MCM Select Small-Cap Division
NY I(334)

  Accumulation unit value:
    Beginning of period                       $17.15           $15.62           $11.80             N/A
    End of period                             $18.26           $17.15           $15.62             N/A
  Accumulation units outstanding
  at the end of period                          414              103             1,073             N/A

JNL/MCM S&P(R) 10 Division NY I(334)

  Accumulation unit value:
    Beginning of period                       $12.91           $11.19           $10.10             N/A
    End of period                             $17.34           $12.91           $11.19             N/A
  Accumulation units outstanding
  at the end of period                         3,117             132              132              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                       $10.11             N/A              N/A              N/A
    End of period                             $10.01             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          464              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                       $11.17             N/A              N/A              N/A
    End of period                             $12.12             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          867              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $16.96             N/A              N/A              N/A
    End of period                             $22.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,113             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(334)

  Accumulation unit value:
    Beginning of period                       $11.65           $11.14            $8.76             N/A
    End of period                             $12.37           $11.65           $11.14             N/A
  Accumulation units outstanding
  at the end of period                          193              193              193              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(973)

  Accumulation unit value:
    Beginning of period                       $11.24             N/A              N/A              N/A
    End of period                             $11.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          417              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(725)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.70             N/A              N/A
    End of period                             $11.80           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        58,181            3,951             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $11.01             N/A              N/A              N/A
    End of period                             $11.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,390             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.49             N/A              N/A              N/A
    End of period                             $10.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,836             N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.17             N/A              N/A              N/A
    End of period                             $10.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,228             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                       $10.17             N/A              N/A              N/A
    End of period                             $10.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          201              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                       $12.48             N/A              N/A              N/A
    End of period                             $15.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,304             N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.15%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(544)

  Accumulation unit value:
    Beginning of period                        $7.98            $7.29             N/A              N/A
    End of period                              $8.14            $7.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,979            2,636             N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(544)

  Accumulation unit value:
    Beginning of period                       $24.29           $22.94             N/A              N/A
    End of period                             $24.89           $24.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                          479              582              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(377)

  Accumulation unit value:
    Beginning of period                       $21.42           $19.74           $18.06             N/A
    End of period                             $22.08           $21.42           $19.74             N/A
  Accumulation units outstanding
  at the end of period                         1,303            1,424              -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(465)

  Accumulation unit value:
    Beginning of period                       $18.44           $17.17           $16.42             N/A
    End of period                             $18.94           $18.44           $17.17             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(357)

  Accumulation unit value:
    Beginning of period                         N/A            $14.53           $13.78             N/A
    End of period                               N/A            $14.94           $14.53             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(406)

  Accumulation unit value:
    Beginning of period                       $14.50           $14.26           $14.07             N/A
    End of period                             $14.52           $14.50           $14.26             N/A
  Accumulation units outstanding
  at the end of period                         1,757            3,126              -               N/A

JNL/Salomon Brothers Strategic
Bond Division(634)

  Accumulation unit value:
    Beginning of period                       $17.33           $16.55             N/A              N/A
    End of period                             $17.41           $17.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,471            2,682             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(544)

  Accumulation unit value:
    Beginning of period                       $23.99           $22.21             N/A              N/A
    End of period                             $24.91           $23.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                          495              603              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(406)

  Accumulation unit value:
    Beginning of period                       $31.14           $26.96           $25.21             N/A
    End of period                             $34.78           $31.14           $26.96             N/A
  Accumulation units outstanding
  at the end of period                         2,368            2,456              -               N/A

JNL/JPMorgan International Equity
Division(377)

  Accumulation unit value:
    Beginning of period                       $12.54           $11.01            $9.46             N/A
    End of period                             $13.59           $12.54           $11.01             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A

JNL/Alger Growth Division(544)

  Accumulation unit value:
    Beginning of period                       $16.29           $15.84             N/A              N/A
    End of period                             $17.90           $16.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                          698              848              N/A              N/A

JNL/Eagle Core Equity Division(441)

  Accumulation unit value:
    Beginning of period                       $16.15           $15.52           $14.34             N/A
    End of period                             $16.34           $16.15           $15.52             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A

JNL/Eagle SmallCap Equity Division(441)

  Accumulation unit value:
    Beginning of period                       $18.39           $15.82           $15.01             N/A
    End of period                             $18.46           $18.39           $15.82             N/A
  Accumulation units outstanding
  at the end of period                         1,930            1,930              -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(377)

  Accumulation unit value:
    Beginning of period                       $11.99           $11.18           $10.41             N/A
    End of period                             $12.48           $11.99           $11.18             N/A
  Accumulation units outstanding
  at the end of period                          981             1,197              -               N/A

JNL/S&P Managed Growth Division(377)

  Accumulation unit value:
    Beginning of period                       $12.27           $11.26           $10.33             N/A
    End of period                             $12.91           $12.27           $11.26             N/A
  Accumulation units outstanding
  at the end of period                         8,054            8,433              -               N/A

JNL/S&P Managed Aggressive Growth
Division(377)

  Accumulation unit value:
    Beginning of period                       $12.05           $10.94            $9.89             N/A
    End of period                             $12.80           $12.05           $10.94             N/A
  Accumulation units outstanding
  at the end of period                        30,303           31,198              -               N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(389)

  Accumulation unit value:
    Beginning of period                         N/A             $9.85            $8.74             N/A
    End of period                               N/A             $9.98            $9.85             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(406)

  Accumulation unit value:
    Beginning of period                       $10.28            $9.54            $8.81             N/A
    End of period                             $10.50           $10.28            $9.54             N/A
  Accumulation units outstanding
  at the end of period                         3,365            5,653              -               N/A

JNL/MCM S&P 400 MidCap Index Division(544)

  Accumulation unit value:
    Beginning of period                       $12.58           $11.30             N/A              N/A
    End of period                             $13.79           $12.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,721            5,572             N/A              N/A

JNL/Alliance Capital Growth Division(406)

  Accumulation unit value:
    Beginning of period                        $9.43            $9.07            $8.67             N/A
    End of period                              $8.56            $9.43            $9.07             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A

JNL/JPMorgan International Value
Division(441)

  Accumulation unit value:
    Beginning of period                        $9.94            $8.29            $7.45             N/A
    End of period                             $11.54            $9.94            $8.29             N/A
  Accumulation units outstanding
  at the end of period                         4,399            1,557              -               N/A

JNL/PIMCO Total Return Bond Division(377)

  Accumulation unit value:
    Beginning of period                       $13.27           $12.98           $12.78             N/A
    End of period                             $13.29           $13.27           $12.98             N/A
  Accumulation units outstanding
  at the end of period                           -               180               -               N/A

JNL/MCM Small Cap Index Division(547)

  Accumulation unit value:
    Beginning of period                       $12.89           $11.82             N/A              N/A
    End of period                             $13.15           $12.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                          337              556              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(544)

  Accumulation unit value:
    Beginning of period                       $13.30           $11.56             N/A              N/A
    End of period                             $14.75           $13.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,109            1,325             N/A              N/A

JNL/Lazard Small Cap Value Division(406)

  Accumulation unit value:
    Beginning of period                       $13.90           $12.31           $11.34             N/A
    End of period                             $14.24           $13.90           $12.31             N/A
  Accumulation units outstanding
  at the end of period                         1,160            1,543              -               N/A

JNL/Lazard Mid Cap Value Division(357)

  Accumulation unit value:
    Beginning of period                       $16.38           $13.42           $11.60             N/A
    End of period                             $17.45           $16.38           $13.42             N/A
  Accumulation units outstanding
  at the end of period                         2,344            2,344              -               N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                       $10.85             N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/S&P Core Index 100 Division(663)

  Accumulation unit value:
    Beginning of period                         N/A            $10.27             N/A              N/A
    End of period                               N/A            $10.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.43           $12.10             N/A              N/A
    End of period                             $12.37           $12.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,792            5,109             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(336)

  Accumulation unit value:
    Beginning of period                       $13.82           $13.71           $11.30             N/A
    End of period                             $12.76           $13.82           $13.71             N/A
  Accumulation units outstanding
  at the end of period                        22,804           18,274              -               N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(544)

  Accumulation unit value:
    Beginning of period                       $12.76           $11.23             N/A              N/A
    End of period                             $13.26           $12.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                          972             1,185             N/A              N/A

JNL/FMR Balanced Division(411)

  Accumulation unit value:
    Beginning of period                        $9.85            $9.19            $8.74             N/A
    End of period                             $10.61            $9.85            $9.19             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(544)

  Accumulation unit value:
    Beginning of period                       $11.03            $9.70             N/A              N/A
    End of period                             $12.28           $11.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,134            1,382             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(336)

  Accumulation unit value:
    Beginning of period                       $15.28           $12.27           $10.06             N/A
    End of period                             $16.47           $15.28           $12.27             N/A
  Accumulation units outstanding
  at the end of period                        18,162           16,272              -               N/A

JNL/MCM 25 Division NY I(336)

  Accumulation unit value:
    Beginning of period                       $15.81           $13.24           $10.23             N/A
    End of period                             $15.00           $15.81           $13.24             N/A
  Accumulation units outstanding
  at the end of period                        18,881           15,442              -               N/A

JNL/MCM Select Small-Cap Division
NY I(336)

  Accumulation unit value:
    Beginning of period                       $17.15           $15.62           $12.12             N/A
    End of period                             $18.26           $17.15           $15.62             N/A
  Accumulation units outstanding
  at the end of period                        18,852           17,132              -               N/A

JNL/MCM S&P(R) 10 Division NY I(336)

  Accumulation unit value:
    Beginning of period                       $12.91           $11.19           $10.16             N/A
    End of period                             $17.34           $12.91           $11.19             N/A
  Accumulation units outstanding
  at the end of period                        16,701           15,540              -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(406)

  Accumulation unit value:
    Beginning of period                       $16.17           $14.39           $12.90             N/A
    End of period                             $17.12           $16.17           $14.39             N/A
  Accumulation units outstanding
  at the end of period                         3,732            3,898              -               N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(634)

  Accumulation unit value:
    Beginning of period                       $10.37            $9.61             N/A              N/A
    End of period                             $10.92           $10.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,530            4,570             N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(357)

  Accumulation unit value:
    Beginning of period                       $11.65           $11.14            $9.45             N/A
    End of period                             $12.36           $11.65           $11.14             N/A
  Accumulation units outstanding
  at the end of period                         2,362            2,362              -               N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.79             N/A              N/A              N/A
    End of period                             $11.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,308             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.28             N/A              N/A              N/A
    End of period                             $10.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,802             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                       $14.11             N/A              N/A              N/A
    End of period                             $15.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,631             N/A              N/A              N/A



Accumulation Unit Values
Contract with Endorsements - 2.16%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                        $7.90             N/A              N/A              N/A
    End of period                              $8.14             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          127              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $22.43             N/A              N/A              N/A
    End of period                             $24.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          237              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                       $20.63             N/A              N/A              N/A
    End of period                             $21.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,021             N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                       $21.06             N/A              N/A              N/A
    End of period                             $22.03             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,301             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                       $18.08             N/A              N/A              N/A
    End of period                             $18.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          57               N/A              N/A              N/A

JNL/Select Money Market Division(692)

  Accumulation unit value:
    Beginning of period                       $11.37           $11.38             N/A              N/A
    End of period                             $11.43           $11.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,136            9,136             N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(728)

  Accumulation unit value:
    Beginning of period                       $14.48           $14.48             N/A              N/A
    End of period                             $14.51           $14.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,847             356              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(719)

  Accumulation unit value:
    Beginning of period                       $17.31           $17.21             N/A              N/A
    End of period                             $17.39           $17.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,407             501              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                       $23.35             N/A              N/A              N/A
    End of period                             $24.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,265             N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(728)

  Accumulation unit value:
    Beginning of period                       $31.11           $30.61             N/A              N/A
    End of period                             $34.74           $31.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,212             169              N/A              N/A

JNL/JPMorgan International Equity
Division(728)

  Accumulation unit value:
    Beginning of period                       $12.53           $12.05             N/A              N/A
    End of period                             $13.57           $12.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,105             714              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                       $15.97             N/A              N/A              N/A
    End of period                             $17.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          63               N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                       $15.79             N/A              N/A              N/A
    End of period                             $16.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          910              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(726)

  Accumulation unit value:
    Beginning of period                       $18.38           $17.91             N/A              N/A
    End of period                             $18.44           $18.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                          767              70               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                       $11.98             N/A              N/A              N/A
    End of period                             $12.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        52,133             N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(719)

  Accumulation unit value:
    Beginning of period                       $12.05           $11.81             N/A              N/A
    End of period                             $12.79           $12.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,148             14               N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(726)

  Accumulation unit value:
    Beginning of period                       $10.28           $10.23             N/A              N/A
    End of period                             $10.50           $10.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,147             367              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                       $12.13             N/A              N/A              N/A
    End of period                             $13.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,306             N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                       $10.10             N/A              N/A              N/A
    End of period                             $11.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,359             N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                       $13.26             N/A              N/A              N/A
    End of period                             $13.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,996             N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                       $12.59             N/A              N/A              N/A
    End of period                             $13.15             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,546             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                       $13.95             N/A              N/A              N/A
    End of period                             $14.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,492             N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(726)

  Accumulation unit value:
    Beginning of period                       $13.89           $13.78             N/A              N/A
    End of period                             $14.23           $13.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,699             91               N/A              N/A

JNL/Lazard Mid Cap Value Division(726)

  Accumulation unit value:
    Beginning of period                       $16.37           $16.19             N/A              N/A
    End of period                             $17.43           $16.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,876             652              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                       $10.82             N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,379             N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(719)

  Accumulation unit value:
    Beginning of period                       $12.41           $12.33             N/A              N/A
    End of period                             $12.35           $12.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,201             744              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(724)

  Accumulation unit value:
    Beginning of period                       $13.82           $13.56             N/A              N/A
    End of period                             $12.75           $13.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        32,764             307              N/A              N/A

JNL/Putnam Midcap Growth Division(726)

  Accumulation unit value:
    Beginning of period                        $7.31            $7.28             N/A              N/A
    End of period                              $8.02            $7.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,749             257              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                       $12.42             N/A              N/A              N/A
    End of period                             $13.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,077             N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                        $9.66             N/A              N/A              N/A
    End of period                             $10.59             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,122             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(719)

  Accumulation unit value:
    Beginning of period                       $11.02           $10.86             N/A              N/A
    End of period                             $12.27           $11.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,741            1,213             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                        $7.49             N/A              N/A              N/A
    End of period                              $8.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          401              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(724)

  Accumulation unit value:
    Beginning of period                       $15.27           $15.14             N/A              N/A
    End of period                             $16.46           $15.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,493             275              N/A              N/A

JNL/MCM 25 Division NY I(724)

  Accumulation unit value:
    Beginning of period                       $15.80           $15.54             N/A              N/A
    End of period                             $14.99           $15.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,763             268              N/A              N/A

JNL/MCM Select Small-Cap Division
NY I(724)

  Accumulation unit value:
    Beginning of period                       $17.15           $16.52             N/A              N/A
    End of period                             $18.25           $17.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,857             252              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I(724)

  Accumulation unit value:
    Beginning of period                       $12.91           $12.56             N/A              N/A
    End of period                             $17.33           $12.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,340             331              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                       $15.86             N/A              N/A              N/A
    End of period                             $17.10             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          896              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                       $10.41             N/A              N/A              N/A
    End of period                             $10.00             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,274             N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                        $5.48             N/A              N/A              N/A
    End of period                              $5.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,270             N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                       $10.52             N/A              N/A              N/A
    End of period                             $10.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,990             N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                       $11.65             N/A              N/A              N/A
    End of period                             $12.11             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          634              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(719)

  Accumulation unit value:
    Beginning of period                       $16.73           $16.44             N/A              N/A
    End of period                             $22.39           $16.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,039             141              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                        $4.32             N/A              N/A              N/A
    End of period                              $4.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,394             N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(728)

  Accumulation unit value:
    Beginning of period                       $11.64           $11.44             N/A              N/A
    End of period                             $12.35           $11.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                          116              301              N/A              N/A

JNL/AIM Large Cap Growth Division(726)

  Accumulation unit value:
    Beginning of period                       $10.92           $10.89             N/A              N/A
    End of period                             $11.46           $10.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,427             909              N/A              N/A

JNL/AIM Real Estate Division(909)

  Accumulation unit value:
    Beginning of period                       $11.31             N/A              N/A              N/A
    End of period                             $11.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,092             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(879)

  Accumulation unit value:
    Beginning of period                       $11.12             N/A              N/A              N/A
    End of period                             $11.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,370             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(941)

  Accumulation unit value:
    Beginning of period                       $10.26             N/A              N/A              N/A
    End of period                             $10.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,113             N/A              N/A              N/A

JNL/MCM JNL 5 Division(722)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.53             N/A              N/A
    End of period                             $11.79           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        64,965            1,180             N/A              N/A

JNL/MCM VIP Division(719)

  Accumulation unit value:
    Beginning of period                       $11.06           $10.78             N/A              N/A
    End of period                             $11.88           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,755            1,078             N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.39             N/A              N/A              N/A
    End of period                             $10.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,048             N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.26             N/A              N/A              N/A
    End of period                             $10.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,227             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                       $10.50             N/A              N/A              N/A
    End of period                             $10.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,847             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(722)

  Accumulation unit value:
    Beginning of period                       $11.35           $11.03             N/A              N/A
    End of period                             $15.44           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        65,416            1,878             N/A              N/A

Accumulation Unit Values
Contract with Endorsements - 2.17%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                        $7.64             N/A              N/A              N/A
    End of period                              $8.13             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,459             N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                       $19.01             N/A              N/A              N/A
    End of period                             $20.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          249              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $23.63             N/A              N/A              N/A
    End of period                             $24.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          486              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                       $20.89             N/A              N/A              N/A
    End of period                             $21.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,724             N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                       $21.64             N/A              N/A              N/A
    End of period                             $22.03             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          899              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                       $19.79             N/A              N/A              N/A
    End of period                             $19.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          235              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division(733)

  Accumulation unit value:
    Beginning of period                       $11.36           $11.36             N/A              N/A
    End of period                             $11.42           $11.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,608           13,776             N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                       $14.35             N/A              N/A              N/A
    End of period                             $14.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,661             N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                       $17.35             N/A              N/A              N/A
    End of period                             $17.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,762             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                       $23.48             N/A              N/A              N/A
    End of period                             $24.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          709              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                       $30.00             N/A              N/A              N/A
    End of period                             $34.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,042             N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                       $12.26             N/A              N/A              N/A
    End of period                             $13.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,137             N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                       $16.81             N/A              N/A              N/A
    End of period                             $17.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          31               N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                       $15.77             N/A              N/A              N/A
    End of period                             $16.31             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          793              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                       $17.86             N/A              N/A              N/A
    End of period                             $18.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          617              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(699)

  Accumulation unit value:
    Beginning of period                       $11.97           $11.51             N/A              N/A
    End of period                             $12.46           $11.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                        238,505           7,505             N/A              N/A

JNL/S&P Managed Growth Division(691)

  Accumulation unit value:
    Beginning of period                       $12.26           $11.28             N/A              N/A
    End of period                             $12.89           $12.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                        122,594           9,987             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(697)

  Accumulation unit value:
    Beginning of period                       $12.04           $11.26             N/A              N/A
    End of period                             $12.78           $12.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                        50,930           13,029             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                       $10.16             N/A              N/A              N/A
    End of period                             $10.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,265             N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                       $12.52             N/A              N/A              N/A
    End of period                             $13.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,648             N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                        $9.84             N/A              N/A              N/A
    End of period                             $11.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,676             N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                       $13.25             N/A              N/A              N/A
    End of period                             $13.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,195             N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                       $12.38             N/A              N/A              N/A
    End of period                             $13.14             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,945             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                       $13.37             N/A              N/A              N/A
    End of period                             $14.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,505             N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                       $13.52             N/A              N/A              N/A
    End of period                             $14.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,149             N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                       $16.04             N/A              N/A              N/A
    End of period                             $17.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,887             N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                       $10.86             N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,293             N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                       $12.47             N/A              N/A              N/A
    End of period                             $12.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,524             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                       $13.09             N/A              N/A              N/A
    End of period                             $12.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,736             N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                       $12.32             N/A              N/A              N/A
    End of period                             $13.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,482             N/A              N/A              N/A

JNL/FMR Balanced Division(712)

  Accumulation unit value:
    Beginning of period                        $9.83            $9.62             N/A              N/A
    End of period                             $10.59            $9.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,165            2,518             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(712)

  Accumulation unit value:
    Beginning of period                       $11.02           $10.54             N/A              N/A
    End of period                             $12.27           $11.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,860             765              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(719)

  Accumulation unit value:
    Beginning of period                       $15.27           $15.23             N/A              N/A
    End of period                             $16.45           $15.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,695            2,409             N/A              N/A

JNL/MCM 25 Division NY I(719)

  Accumulation unit value:
    Beginning of period                       $15.80           $15.41             N/A              N/A
    End of period                             $14.99           $15.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,381            2,351             N/A              N/A

JNL/MCM Select Small-Cap Division
NY I(719)

  Accumulation unit value:
    Beginning of period                       $17.15           $16.45             N/A              N/A
    End of period                             $18.24           $17.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,301             816              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                       $12.95             N/A              N/A              N/A
    End of period                             $17.33             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,034             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                       $16.04             N/A              N/A              N/A
    End of period                             $17.10             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,252             N/A              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(712)

  Accumulation unit value:
    Beginning of period                       $10.46           $10.16             N/A              N/A
    End of period                              $9.99           $10.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                          809              795              N/A              N/A

JNL/MCM Technology Sector Division(712)

  Accumulation unit value:
    Beginning of period                        $5.50            $5.41             N/A              N/A
    End of period                              $5.52            $5.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,094             747              N/A              N/A

JNL/MCM Healthcare Sector Division(712)

  Accumulation unit value:
    Beginning of period                       $10.36            $9.73             N/A              N/A
    End of period                             $10.91           $10.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,356            1,243             N/A              N/A

JNL/MCM Financial Sector Division(712)

  Accumulation unit value:
    Beginning of period                       $11.65           $11.26             N/A              N/A
    End of period                             $12.10           $11.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,825             717              N/A              N/A

JNL/MCM Oil & Gas Sector Division(712)

  Accumulation unit value:
    Beginning of period                       $16.72           $17.15             N/A              N/A
    End of period                             $22.38           $16.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,993             235              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $11.19             N/A              N/A              N/A
    End of period                             $12.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,306             N/A              N/A              N/A

JNL/AIM Large Cap Growth Division(712)

  Accumulation unit value:
    Beginning of period                       $10.91           $10.67             N/A              N/A
    End of period                             $11.45           $10.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,228            1,135             N/A              N/A

JNL/AIM Real Estate Division(955)

  Accumulation unit value:
    Beginning of period                       $11.18             N/A              N/A              N/A
    End of period                             $11.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          420              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(968)

  Accumulation unit value:
    Beginning of period                       $11.18             N/A              N/A              N/A
    End of period                             $11.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           2               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(920)

  Accumulation unit value:
    Beginning of period                       $10.67             N/A              N/A              N/A
    End of period                             $10.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          651              N/A              N/A              N/A

JNL/MCM JNL 5 Division(685)

  Accumulation unit value:
    Beginning of period                       $10.89            $9.78             N/A              N/A
    End of period                             $11.79           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        112,469          24,064             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $10.42             N/A              N/A              N/A
    End of period                             $11.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,472             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.43             N/A              N/A              N/A
    End of period                             $10.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        31,948             N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.35             N/A              N/A              N/A
    End of period                             $10.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,593             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A
    End of period                             $10.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          391              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(719)

  Accumulation unit value:
    Beginning of period                       $11.35           $10.95             N/A              N/A
    End of period                             $15.44           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        33,603            3,004             N/A              N/A

Accumulation Unit Values
Contract with Endorsements - 2.195%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(477)

  Accumulation unit value:
    Beginning of period                        $7.96            $7.31            $7.09             N/A
    End of period                              $8.12            $7.96            $7.31             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(462)

  Accumulation unit value:
    Beginning of period                       $21.33           $19.66           $18.94             N/A
    End of period                             $21.97           $21.33           $19.66             N/A
  Accumulation units outstanding
  at the end of period                         2,916            1,801             901              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(481)

  Accumulation unit value:
    Beginning of period                         N/A            $14.47           $14.45             N/A
    End of period                               N/A            $14.88           $14.47             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               71               N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(539)

  Accumulation unit value:
    Beginning of period                       $14.43           $14.54             N/A              N/A
    End of period                             $14.45           $14.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,887            1,818             N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(481)

  Accumulation unit value:
    Beginning of period                       $17.26           $16.50           $16.48             N/A
    End of period                             $17.32           $17.26           $16.50             N/A
  Accumulation units outstanding
  at the end of period                          122              123              62               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(477)

  Accumulation unit value:
    Beginning of period                       $23.89           $22.22           $21.46             N/A
    End of period                             $24.79           $23.89           $22.22             N/A
  Accumulation units outstanding
  at the end of period                          145              146             1,866             N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(451)

  Accumulation unit value:
    Beginning of period                       $31.01           $26.85           $25.87             N/A
    End of period                             $34.61           $31.01           $26.85             N/A
  Accumulation units outstanding
  at the end of period                          45               45               23               N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division(481)

  Accumulation unit value:
    Beginning of period                       $16.22           $15.79           $15.55             N/A
    End of period                             $17.82           $16.22           $15.79             N/A
  Accumulation units outstanding
  at the end of period                          127              128              66               N/A

JNL/Eagle Core Equity Division(481)

  Accumulation unit value:
    Beginning of period                       $16.09           $15.47           $15.28             N/A
    End of period                             $16.27           $16.09           $15.47             N/A
  Accumulation units outstanding
  at the end of period                          261              262              133              N/A

JNL/Eagle SmallCap Equity Division(697)

  Accumulation unit value:
    Beginning of period                       $18.38           $16.80             N/A              N/A
    End of period                             $18.64           $18.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                           3                3               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(462)

  Accumulation unit value:
    Beginning of period                       $11.95           $11.15           $10.77             N/A
    End of period                             $12.44           $11.95           $11.15             N/A
  Accumulation units outstanding
  at the end of period                         1,951            2,204            2,071             N/A

JNL/S&P Managed Growth Division(449)

  Accumulation unit value:
    Beginning of period                       $12.04           $11.04           $10.80             N/A
    End of period                             $12.65           $12.04           $11.04             N/A
  Accumulation units outstanding
  at the end of period                         3,364            3,805            3,990             N/A

JNL/S&P Managed Aggressive Growth
Division(451)

  Accumulation unit value:
    Beginning of period                       $12.02           $10.91           $10.37             N/A
    End of period                             $12.75           $12.02           $10.91             N/A
  Accumulation units outstanding
  at the end of period                        23,937              -               629              N/A

JNL/S&P Very Aggressive Growth
Division I(462)

  Accumulation unit value:
    Beginning of period                         N/A            $10.52           $10.04             N/A
    End of period                               N/A            $10.71           $10.52             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               654              N/A

JNL/S&P Equity Growth Division I(451)

  Accumulation unit value:
    Beginning of period                         N/A             $9.83            $9.29             N/A
    End of period                               N/A             $9.96            $9.83             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              5,648             N/A

JNL/S&P Equity Aggressive Growth
Division I(451)

  Accumulation unit value:
    Beginning of period                         N/A            $10.05            $9.52             N/A
    End of period                               N/A            $10.21           $10.05             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               685              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(449)

  Accumulation unit value:
    Beginning of period                       $10.35            $9.61            $9.08             N/A
    End of period                             $10.57           $10.35            $9.61             N/A
  Accumulation units outstanding
  at the end of period                        13,418           10,933            5,505             N/A

JNL/MCM S&P 400 MidCap Index Division(585)

  Accumulation unit value:
    Beginning of period                       $12.56           $10.99             N/A              N/A
    End of period                             $13.76           $12.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,887            6,686             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(681)

  Accumulation unit value:
    Beginning of period                        $9.92            $8.83             N/A              N/A
    End of period                             $11.50            $9.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                          47               10               N/A              N/A

JNL/PIMCO Total Return Bond Division(448)

  Accumulation unit value:
    Beginning of period                       $13.23           $12.95           $12.81             N/A
    End of period                             $13.24           $13.23           $12.95             N/A
  Accumulation units outstanding
  at the end of period                         3,573            1,689            1,911             N/A

JNL/MCM Small Cap Index Division(585)

  Accumulation unit value:
    Beginning of period                       $12.88           $11.03             N/A              N/A
    End of period                             $13.13           $12.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,952            6,699             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(585)

  Accumulation unit value:
    Beginning of period                       $13.28           $11.19             N/A              N/A
    End of period                             $14.73           $13.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,550            9,026             N/A              N/A

JNL/Lazard Small Cap Value Division(481)

  Accumulation unit value:
    Beginning of period                       $13.86           $12.28           $12.20             N/A
    End of period                             $14.19           $13.86           $12.28             N/A
  Accumulation units outstanding
  at the end of period                          514              517              67               N/A

JNL/Lazard Mid Cap Value Division(481)

  Accumulation unit value:
    Beginning of period                       $16.33           $13.38           $13.24             N/A
    End of period                             $17.38           $16.33           $13.38             N/A
  Accumulation units outstanding
  at the end of period                          434              427              46               N/A

JNL/MCM Bond Index Division(585)

  Accumulation unit value:
    Beginning of period                       $10.86           $10.49             N/A              N/A
    End of period                             $10.82           $10.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,828            7,912             N/A              N/A

JNL/S&P Core Index 100 Division(481)

  Accumulation unit value:
    Beginning of period                         N/A            $10.13           $10.03             N/A
    End of period                               N/A            $10.26           $10.13             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               102              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.39           $12.07             N/A              N/A
    End of period                             $12.33           $12.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                          172              173              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(449)

  Accumulation unit value:
    Beginning of period                       $13.81           $13.67           $12.37             N/A
    End of period                             $12.74           $13.81           $13.67             N/A
  Accumulation units outstanding
  at the end of period                          58               16              4,770             N/A

JNL/Putnam Midcap Growth Division(689)

  Accumulation unit value:
    Beginning of period                        $7.30            $6.44             N/A              N/A
    End of period                              $8.01            $7.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                          202              54               N/A              N/A

JNL/T. Rowe Price Value Division(477)

  Accumulation unit value:
    Beginning of period                       $12.74           $11.30           $10.88             N/A
    End of period                             $13.23           $12.74           $11.30             N/A
  Accumulation units outstanding
  at the end of period                          915              920             2,551             N/A

JNL/FMR Balanced Division(481)

  Accumulation unit value:
    Beginning of period                        $9.82            $9.18            $9.10             N/A
    End of period                             $10.58            $9.82            $9.18             N/A
  Accumulation units outstanding
  at the end of period                         4,228             221              112              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(481)

  Accumulation unit value:
    Beginning of period                       $11.01            $9.54            $9.29             N/A
    End of period                             $12.25           $11.01            $9.54             N/A
  Accumulation units outstanding
  at the end of period                         1,686            1,710             110              N/A

JNL/Oppenheimer Growth Division(689)

  Accumulation unit value:
    Beginning of period                        $7.97            $7.27             N/A              N/A
    End of period                              $8.51            $7.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                          193              55               N/A              N/A

JNL/MCM Global 15 Division NY I(449)

  Accumulation unit value:
    Beginning of period                       $15.40           $12.37           $11.92             N/A
    End of period                             $16.59           $15.40           $12.37             N/A
  Accumulation units outstanding
  at the end of period                         4,888            1,583              1               N/A

JNL/MCM 25 Division NY I(451)

  Accumulation unit value:
    Beginning of period                       $15.79           $13.23           $11.87             N/A
    End of period                             $14.98           $15.79           $13.23             N/A
  Accumulation units outstanding
  at the end of period                           -                -              2,047             N/A

JNL/MCM Select Small-Cap Division
NY I(451)

  Accumulation unit value:
    Beginning of period                       $17.13           $15.61           $15.27             N/A
    End of period                             $18.23           $17.13           $15.61             N/A
  Accumulation units outstanding
  at the end of period                          75               78                -               N/A

JNL/MCM S&P(R) 10 Division NY I(451)

  Accumulation unit value:
    Beginning of period                       $12.90           $11.18           $10.25             N/A
    End of period                             $17.31           $12.90           $11.18             N/A
  Accumulation units outstanding
  at the end of period                         3,881             109              56               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(481)

  Accumulation unit value:
    Beginning of period                       $16.15           $14.39           $14.18             N/A
    End of period                             $17.09           $16.15           $14.39             N/A
  Accumulation units outstanding
  at the end of period                          605              608              72               N/A

JNL/MCM Consumer Brands Sector
Division(514)

  Accumulation unit value:
    Beginning of period                       $10.45            $9.94             N/A              N/A
    End of period                              $9.98           $10.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                          233              243              N/A              N/A

JNL/MCM Technology Sector Division(514)

  Accumulation unit value:
    Beginning of period                        $5.50            $5.79             N/A              N/A
    End of period                              $5.51            $5.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                          400              416              N/A              N/A

JNL/MCM Healthcare Sector Division(514)

  Accumulation unit value:
    Beginning of period                       $10.35           $10.78             N/A              N/A
    End of period                             $10.89           $10.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                          322              335              N/A              N/A

JNL/MCM Financial Sector Division(514)

  Accumulation unit value:
    Beginning of period                       $11.64           $11.10             N/A              N/A
    End of period                             $12.08           $11.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                          209              217              N/A              N/A

JNL/MCM Oil & Gas Sector Division(514)

  Accumulation unit value:
    Beginning of period                       $16.70           $13.39             N/A              N/A
    End of period                             $22.35           $16.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,181             180              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(451)

  Accumulation unit value:
    Beginning of period                       $11.64           $11.13           $10.91             N/A
    End of period                             $12.34           $11.64           $11.13             N/A
  Accumulation units outstanding
  at the end of period                          168              42                -               N/A

JNL/AIM Large Cap Growth Division(481)

  Accumulation unit value:
    Beginning of period                       $10.91           $10.14            $9.98             N/A
    End of period                             $11.44           $10.91           $10.14             N/A
  Accumulation units outstanding
  at the end of period                          242              209              102              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(722)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.53             N/A              N/A
    End of period                             $11.79           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,189            3,908             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $11.12             N/A              N/A              N/A
    End of period                             $11.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,315             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division(687)

  Accumulation unit value:
    Beginning of period                       $10.30            $9.94             N/A              N/A
    End of period                             $10.45           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(697)

  Accumulation unit value:
    Beginning of period                       $11.35           $10.31             N/A              N/A
    End of period                             $15.43           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,830            9,335             N/A              N/A

Accumulation Unit Values
Contract with Endorsements - 2.20%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(698)

  Accumulation unit value:
    Beginning of period                       $24.18           $22.82             N/A              N/A
    End of period                             $24.76           $24.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                          305              126              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                       $21.68             N/A              N/A              N/A
    End of period                             $21.96             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          969              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division(695)

  Accumulation unit value:
    Beginning of period                       $11.33           $11.34             N/A              N/A
    End of period                             $11.38           $11.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                          43                -               N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                       $14.28             N/A              N/A              N/A
    End of period                             $14.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          34               N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                       $17.14             N/A              N/A              N/A
    End of period                             $17.31             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          835              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                       $22.67             N/A              N/A              N/A
    End of period                             $24.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,151             N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(695)

  Accumulation unit value:
    Beginning of period                       $30.99           $28.48             N/A              N/A
    End of period                             $34.59           $30.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,967             407              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(698)

  Accumulation unit value:
    Beginning of period                       $18.31           $16.91             N/A              N/A
    End of period                             $18.37           $18.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                          201              170              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                       $11.86             N/A              N/A              N/A
    End of period                             $12.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,692             N/A              N/A              N/A

JNL/S&P Managed Growth Division(703)

  Accumulation unit value:
    Beginning of period                       $12.23           $11.75             N/A              N/A
    End of period                             $12.86           $12.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,844            4,255             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                       $11.71             N/A              N/A              N/A
    End of period                             $12.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          809              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(706)

  Accumulation unit value:
    Beginning of period                       $10.27            $9.98             N/A              N/A
    End of period                             $10.48           $10.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,236            5,433             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(706)

  Accumulation unit value:
    Beginning of period                       $12.56           $11.96             N/A              N/A
    End of period                             $13.76           $12.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,793            2,572             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(698)

  Accumulation unit value:
    Beginning of period                        $9.91            $9.22             N/A              N/A
    End of period                             $11.49            $9.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                          492              417              N/A              N/A

JNL/PIMCO Total Return Bond Division(695)

  Accumulation unit value:
    Beginning of period                       $13.22           $13.22             N/A              N/A
    End of period                             $13.24           $13.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,076             489              N/A              N/A

JNL/MCM Small Cap Index Division(706)

  Accumulation unit value:
    Beginning of period                       $12.87           $12.24             N/A              N/A
    End of period                             $13.13           $12.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,349            2,431             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(706)

  Accumulation unit value:
    Beginning of period                       $13.28           $12.55             N/A              N/A
    End of period                             $14.72           $13.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,937            2,936             N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                       $13.81             N/A              N/A              N/A
    End of period                             $14.18             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          606              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                       $16.43             N/A              N/A              N/A
    End of period                             $17.38             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,638             N/A              N/A              N/A

JNL/MCM Bond Index Division(709)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.84             N/A              N/A
    End of period                             $10.81           $10.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,152            2,684             N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                       $11.96             N/A              N/A              N/A
    End of period                             $12.32             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          366              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(695)

  Accumulation unit value:
    Beginning of period                       $13.81           $12.72             N/A              N/A
    End of period                             $12.74           $13.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,733            2,179             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                       $12.91             N/A              N/A              N/A
    End of period                             $13.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,434             N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                        $9.95             N/A              N/A              N/A
    End of period                             $10.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,515             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                       $10.69             N/A              N/A              N/A
    End of period                             $12.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,376             N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(695)

  Accumulation unit value:
    Beginning of period                       $15.26           $13.91             N/A              N/A
    End of period                             $16.44           $15.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,528            1,967             N/A              N/A

JNL/MCM 25 Division NY I(695)

  Accumulation unit value:
    Beginning of period                       $15.79           $14.65             N/A              N/A
    End of period                             $14.97           $15.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,897            1,897             N/A              N/A

JNL/MCM Select Small-Cap Division
NY I(695)

  Accumulation unit value:
    Beginning of period                       $17.13           $15.15             N/A              N/A
    End of period                             $18.23           $17.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,271            1,801             N/A              N/A

JNL/MCM S&P(R) 10 Division NY I(695)

  Accumulation unit value:
    Beginning of period                       $12.90           $11.42             N/A              N/A
    End of period                             $17.31           $12.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,957            2,384             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(698)

  Accumulation unit value:
    Beginning of period                       $16.15           $15.49             N/A              N/A
    End of period                             $17.09           $16.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                          147              124              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                        $5.29             N/A              N/A              N/A
    End of period                              $5.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          630              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(706)

  Accumulation unit value:
    Beginning of period                       $10.34            $9.84             N/A              N/A
    End of period                             $10.88           $10.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               174              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(706)

  Accumulation unit value:
    Beginning of period                       $16.69           $16.03             N/A              N/A
    End of period                             $22.34           $16.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,235             160              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(867)

  Accumulation unit value:
    Beginning of period                       $11.23             N/A              N/A              N/A
    End of period                             $11.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          501              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(706)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.35             N/A              N/A
    End of period                             $11.79           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,615             827              N/A              N/A

JNL/MCM VIP Division(706)

  Accumulation unit value:
    Beginning of period                       $11.06           $10.49             N/A              N/A
    End of period                             $11.88           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,242             816              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.43             N/A              N/A              N/A
    End of period                             $10.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,586             N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.30             N/A              N/A              N/A
    End of period                             $10.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          819              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                       $10.42             N/A              N/A              N/A
    End of period                             $10.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          320              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(698)

  Accumulation unit value:
    Beginning of period                       $11.35           $10.47             N/A              N/A
    End of period                             $15.43           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,295             550              N/A              N/A

Accumulation Unit Values
Contract with Endorsements - 2.21%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division(704)

  Accumulation unit value:
    Beginning of period                       $11.32           $11.33             N/A              N/A
    End of period                             $11.37           $11.32             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(704)

  Accumulation unit value:
    Beginning of period                       $14.41           $14.36             N/A              N/A
    End of period                             $14.43           $14.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(704)

  Accumulation unit value:
    Beginning of period                       $17.23           $17.01             N/A              N/A
    End of period                             $17.30           $17.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(704)

  Accumulation unit value:
    Beginning of period                       $23.85           $23.12             N/A              N/A
    End of period                             $24.75           $23.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division(704)

  Accumulation unit value:
    Beginning of period                       $16.20           $15.66             N/A              N/A
    End of period                             $17.79           $16.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/Eagle Core Equity Division(704)

  Accumulation unit value:
    Beginning of period                       $16.07           $15.57             N/A              N/A
    End of period                             $16.25           $16.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                       $11.48             N/A              N/A              N/A
    End of period                             $12.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,633             N/A              N/A              N/A

JNL/S&P Managed Growth Division(733)

  Accumulation unit value:
    Beginning of period                       $12.22           $12.14             N/A              N/A
    End of period                             $12.85           $12.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,094             685              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                       $11.84             N/A              N/A              N/A
    End of period                             $12.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,113             N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(723)

  Accumulation unit value:
    Beginning of period                       $10.26           $10.08             N/A              N/A
    End of period                             $10.48           $10.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                        31,948            3,111             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(723)

  Accumulation unit value:
    Beginning of period                       $12.56           $12.16             N/A              N/A
    End of period                             $13.76           $12.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,843             516              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                       $11.47             N/A              N/A              N/A
    End of period                             $11.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(704)

  Accumulation unit value:
    Beginning of period                       $13.21           $13.19             N/A              N/A
    End of period                             $13.23           $13.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,624              -               N/A              N/A

JNL/MCM Small Cap Index Division(723)

  Accumulation unit value:
    Beginning of period                       $12.87           $12.50             N/A              N/A
    End of period                             $13.12           $12.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,125             502              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(723)

  Accumulation unit value:
    Beginning of period                       $13.28           $12.62             N/A              N/A
    End of period                             $14.72           $13.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,370            1,490             N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division(733)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.82             N/A              N/A
    End of period                             $10.81           $10.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,062             769              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(704)

  Accumulation unit value:
    Beginning of period                       $12.37           $12.27             N/A              N/A
    End of period                             $12.31           $12.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(723)

  Accumulation unit value:
    Beginning of period                       $13.80           $13.36             N/A              N/A
    End of period                             $12.73           $13.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,549             376              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(704)

  Accumulation unit value:
    Beginning of period                       $12.73           $12.24             N/A              N/A
    End of period                             $13.22           $12.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                        $9.50             N/A              N/A              N/A
    End of period                             $10.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,792             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(723)

  Accumulation unit value:
    Beginning of period                       $15.25           $14.95             N/A              N/A
    End of period                             $16.43           $15.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,966             882              N/A              N/A

JNL/MCM 25 Division NY I(723)

  Accumulation unit value:
    Beginning of period                       $15.78           $15.38             N/A              N/A
    End of period                             $14.97           $15.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,250             326              N/A              N/A

JNL/MCM Select Small-Cap Division
NY I(723)

  Accumulation unit value:
    Beginning of period                       $17.13           $16.29             N/A              N/A
    End of period                             $18.22           $17.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,374             154              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I(723)

  Accumulation unit value:
    Beginning of period                       $12.89           $12.47             N/A              N/A
    End of period                             $17.30           $12.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,628             302              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(704)

  Accumulation unit value:
    Beginning of period                       $16.15           $15.78             N/A              N/A
    End of period                             $17.08           $16.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division(723)

  Accumulation unit value:
    Beginning of period                        $5.49            $5.43             N/A              N/A
    End of period                              $5.50            $5.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,724             693              N/A              N/A

JNL/MCM Healthcare Sector Division(723)

  Accumulation unit value:
    Beginning of period                       $10.33           $10.05             N/A              N/A
    End of period                             $10.88           $10.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,356             375              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(723)

  Accumulation unit value:
    Beginning of period                       $16.68           $16.20             N/A              N/A
    End of period                             $22.32           $16.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,163             232              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division(704)

  Accumulation unit value:
    Beginning of period                       $10.90           $10.65             N/A              N/A
    End of period                             $11.43           $10.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/AIM Real Estate Division(828)

  Accumulation unit value:
    Beginning of period                       $10.14             N/A              N/A              N/A
    End of period                             $11.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,682             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(733)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.81             N/A              N/A
    End of period                             $11.79           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,423             770              N/A              N/A

JNL/MCM VIP Division(723)

  Accumulation unit value:
    Beginning of period                       $11.06           $10.76             N/A              N/A
    End of period                             $11.87           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,529            1,632             N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.62             N/A              N/A              N/A
    End of period                             $10.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(733)

  Accumulation unit value:
    Beginning of period                       $11.35           $11.24             N/A              N/A
    End of period                             $15.43           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,548             740              N/A              N/A

Accumulation Unit Values
Contract with Endorsements - 2.22%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(514)

  Accumulation unit value:
    Beginning of period                        $7.95            $7.58             N/A              N/A
    End of period                              $8.10            $7.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,790            5,688             N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                       $20.19             N/A              N/A              N/A
    End of period                             $20.16             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          43               N/A              N/A              N/A

JNL/Select Large Cap Growth Division(654)

  Accumulation unit value:
    Beginning of period                       $24.13           $21.79             N/A              N/A
    End of period                             $24.70           $24.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(521)

  Accumulation unit value:
    Beginning of period                       $21.28           $20.02             N/A              N/A
    End of period                             $21.92           $21.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,661            2,671             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(521)

  Accumulation unit value:
    Beginning of period                         N/A            $14.48             N/A              N/A
    End of period                               N/A            $14.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                       $14.32             N/A              N/A              N/A
    End of period                             $14.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          101              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                       $17.15             N/A              N/A              N/A
    End of period                             $17.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          168              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(514)

  Accumulation unit value:
    Beginning of period                       $23.83           $23.01             N/A              N/A
    End of period                             $24.73           $23.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,682            1,210             N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(514)

  Accumulation unit value:
    Beginning of period                       $30.93           $28.08             N/A              N/A
    End of period                             $34.52           $30.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,318            2,268             N/A              N/A

JNL/JPMorgan International Equity
Division(594)

  Accumulation unit value:
    Beginning of period                       $12.46           $11.15             N/A              N/A
    End of period                             $13.49           $12.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                          848              808              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(570)

  Accumulation unit value:
    Beginning of period                       $16.06           $15.10             N/A              N/A
    End of period                             $16.24           $16.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                          847              795              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(456)

  Accumulation unit value:
    Beginning of period                       $11.93           $11.13           $10.69             N/A
    End of period                             $12.42           $11.93           $11.13             N/A
  Accumulation units outstanding
  at the end of period                         1,381             286              290              N/A

JNL/S&P Managed Growth Division(536)

  Accumulation unit value:
    Beginning of period                       $12.22           $11.21             N/A              N/A
    End of period                             $12.84           $12.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                        32,210           59,620             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(634)

  Accumulation unit value:
    Beginning of period                       $12.00           $10.49             N/A              N/A
    End of period                             $12.73           $12.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,873           14,200             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(526)

  Accumulation unit value:
    Beginning of period                         N/A            $10.22             N/A              N/A
    End of period                               N/A             $9.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(498)

  Accumulation unit value:
    Beginning of period                         N/A            $10.36             N/A              N/A
    End of period                               N/A            $10.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(521)

  Accumulation unit value:
    Beginning of period                       $10.26            $9.75             N/A              N/A
    End of period                             $10.47           $10.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,207            3,117             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                       $12.36             N/A              N/A              N/A
    End of period                             $13.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,007             N/A              N/A              N/A

JNL/Alliance Capital Growth Division(521)

  Accumulation unit value:
    Beginning of period                        $9.39            $9.13             N/A              N/A
    End of period                              $8.52            $9.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,012             N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                       $10.01             N/A              N/A              N/A
    End of period                             $11.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          414              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(514)

  Accumulation unit value:
    Beginning of period                       $13.21           $13.06             N/A              N/A
    End of period                             $13.22           $13.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,114            2,788             N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                       $11.90             N/A              N/A              N/A
    End of period                             $13.12             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,076             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(654)

  Accumulation unit value:
    Beginning of period                       $13.27           $11.50             N/A              N/A
    End of period                             $14.71           $13.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,893              -               N/A              N/A

JNL/Lazard Small Cap Value Division(557)

  Accumulation unit value:
    Beginning of period                       $13.84           $12.62             N/A              N/A
    End of period                             $14.16           $13.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,231            1,897             N/A              N/A

JNL/Lazard Mid Cap Value Division(570)

  Accumulation unit value:
    Beginning of period                       $16.30           $14.06             N/A              N/A
    End of period                             $17.35           $16.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,067             837              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                       $10.73             N/A              N/A              N/A
    End of period                             $10.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          403              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.37           $12.05             N/A              N/A
    End of period                             $12.31           $12.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                          309              191              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(473)

  Accumulation unit value:
    Beginning of period                       $13.80           $13.69           $13.02             N/A
    End of period                             $12.73           $13.80           $13.69             N/A
  Accumulation units outstanding
  at the end of period                         2,515            2,476             813              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(514)

  Accumulation unit value:
    Beginning of period                       $12.72           $11.72             N/A              N/A
    End of period                             $13.21           $12.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,332            4,162             N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(557)

  Accumulation unit value:
    Beginning of period                       $11.00            $9.95             N/A              N/A
    End of period                             $12.24           $11.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,598            1,499             N/A              N/A

JNL/Oppenheimer Growth Division(570)

  Accumulation unit value:
    Beginning of period                        $7.96            $7.87             N/A              N/A
    End of period                              $8.50            $7.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,525            1,525             N/A              N/A

JNL/MCM Global 15 Division NY I(473)

  Accumulation unit value:
    Beginning of period                       $15.25           $12.26           $11.91             N/A
    End of period                             $16.43           $15.25           $12.26             N/A
  Accumulation units outstanding
  at the end of period                         1,370            1,500             889              N/A

JNL/MCM 25 Division NY I(473)

  Accumulation unit value:
    Beginning of period                       $15.78           $13.23           $12.65             N/A
    End of period                             $14.96           $15.78           $13.23             N/A
  Accumulation units outstanding
  at the end of period                         1,401            1,413             837              N/A

JNL/MCM Select Small-Cap Division
NY I(473)

  Accumulation unit value:
    Beginning of period                       $17.13           $15.60           $15.56             N/A
    End of period                             $18.21           $17.13           $15.60             N/A
  Accumulation units outstanding
  at the end of period                         1,255            1,330             680              N/A

JNL/MCM S&P(R) 10 Division NY I(473)

  Accumulation unit value:
    Beginning of period                       $12.89           $11.18           $10.77             N/A
    End of period                             $17.30           $12.89           $11.18             N/A
  Accumulation units outstanding
  at the end of period                         1,356            1,795             983              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(521)

  Accumulation unit value:
    Beginning of period                       $16.14           $14.75             N/A              N/A
    End of period                             $17.08           $16.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                          706              626              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(570)

  Accumulation unit value:
    Beginning of period                       $10.33           $10.58             N/A              N/A
    End of period                             $10.87           $10.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                          290              290              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $10.66             N/A              N/A              N/A
    End of period                             $11.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          547              N/A              N/A              N/A

JNL/AIM Real Estate Division(967)

  Accumulation unit value:
    Beginning of period                       $11.45             N/A              N/A              N/A
    End of period                             $11.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          76               N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(967)

  Accumulation unit value:
    Beginning of period                       $11.07             N/A              N/A              N/A
    End of period                             $10.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          52               N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $11.27             N/A              N/A              N/A
    End of period                             $11.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,189             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.43             N/A              N/A              N/A
    End of period                             $10.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,143             N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.22             N/A              N/A              N/A
    End of period                             $10.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

Accumulation Unit Values
Contract with Endorsements - 2.220%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

Accumulation Unit Values
Contract with Endorsements - 2.245%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(480)

  Accumulation unit value:
    Beginning of period                        $7.94            $7.30            $7.18             N/A
    End of period                              $8.09            $7.94            $7.30             N/A
  Accumulation units outstanding
  at the end of period                         1,418            1,419            1,420             N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(545)

  Accumulation unit value:
    Beginning of period                       $21.23           $19.78             N/A              N/A
    End of period                             $21.86           $21.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                          54               53               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(470)

  Accumulation unit value:
    Beginning of period                         N/A            $14.41           $14.30             N/A
    End of period                               N/A            $14.81           $14.41             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              6,059             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(631)

  Accumulation unit value:
    Beginning of period                       $14.36           $14.07             N/A              N/A
    End of period                             $14.38           $14.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(470)

  Accumulation unit value:
    Beginning of period                       $17.17           $16.43           $16.33             N/A
    End of period                             $17.23           $17.17           $16.43             N/A
  Accumulation units outstanding
  at the end of period                          312              311             4,933             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(545)

  Accumulation unit value:
    Beginning of period                       $30.86           $26.87             N/A              N/A
    End of period                             $34.43           $30.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                          40               39               N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division(545)

  Accumulation unit value:
    Beginning of period                       $16.15           $15.64             N/A              N/A
    End of period                             $17.73           $16.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                          68               66               N/A              N/A

JNL/Eagle Core Equity Division(545)

  Accumulation unit value:
    Beginning of period                       $16.02           $15.28             N/A              N/A
    End of period                             $16.20           $16.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                          140              136              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(470)

  Accumulation unit value:
    Beginning of period                       $11.91           $11.11           $10.84             N/A
    End of period                             $12.39           $11.91           $11.11             N/A
  Accumulation units outstanding
  at the end of period                         2,913            3,420           11,015             N/A

JNL/S&P Managed Growth Division(470)

  Accumulation unit value:
    Beginning of period                       $12.20           $11.20           $10.89             N/A
    End of period                             $12.81           $12.20           $11.20             N/A
  Accumulation units outstanding
  at the end of period                           -                -              7,023             N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(480)

  Accumulation unit value:
    Beginning of period                       $12.55           $11.08           $10.98             N/A
    End of period                             $13.74           $12.55           $11.08             N/A
  Accumulation units outstanding
  at the end of period                          185              186              186              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(480)

  Accumulation unit value:
    Beginning of period                       $13.18           $12.91           $12.93             N/A
    End of period                             $13.19           $13.18           $12.91             N/A
  Accumulation units outstanding
  at the end of period                        20,757           20,571             789              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(545)

  Accumulation unit value:
    Beginning of period                       $13.81           $12.38             N/A              N/A
    End of period                             $14.14           $13.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                          86               84               N/A              N/A

JNL/Lazard Mid Cap Value Division(545)

  Accumulation unit value:
    Beginning of period                       $16.28           $14.00             N/A              N/A
    End of period                             $17.32           $16.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                          76               74               N/A              N/A

JNL/MCM Bond Index Division(545)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.90             N/A              N/A
    End of period                             $10.80           $10.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                          98               95               N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.35           $12.03             N/A              N/A
    End of period                             $12.28           $12.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                          963              962              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(505)

  Accumulation unit value:
    Beginning of period                       $13.79           $13.76             N/A              N/A
    End of period                             $12.72           $13.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,515            2,515             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(545)

  Accumulation unit value:
    Beginning of period                       $12.71           $11.21             N/A              N/A
    End of period                             $13.19           $12.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                          406              278              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                        $9.99             N/A              N/A              N/A
    End of period                             $10.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,152             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(545)

  Accumulation unit value:
    Beginning of period                       $10.99            $9.64             N/A              N/A
    End of period                             $12.22           $10.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                          221              215              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(505)

  Accumulation unit value:
    Beginning of period                       $15.24           $12.97             N/A              N/A
    End of period                             $16.41           $15.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,822            2,523             N/A              N/A

JNL/MCM 25 Division NY I(505)

  Accumulation unit value:
    Beginning of period                       $15.77           $13.25             N/A              N/A
    End of period                             $14.95           $15.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,468            2,468             N/A              N/A

JNL/MCM Select Small-Cap Division
NY I(480)

  Accumulation unit value:
    Beginning of period                       $17.11           $15.60           $15.57             N/A
    End of period                             $18.20           $17.11           $15.60             N/A
  Accumulation units outstanding
  at the end of period                         2,447            2,447             262              N/A

JNL/MCM S&P(R) 10 Division NY I(505)

  Accumulation unit value:
    Beginning of period                       $12.88           $11.19             N/A              N/A
    End of period                             $17.28           $12.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,020            3,018             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(545)

  Accumulation unit value:
    Beginning of period                       $16.13           $14.41             N/A              N/A
    End of period                             $17.06           $16.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                          74               72               N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $18.49             N/A              N/A              N/A
    End of period                             $22.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,554             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division(545)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.19             N/A              N/A
    End of period                             $11.42           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                          105              102              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(721)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.49             N/A              N/A
    End of period                             $11.78           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,477           13,757             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division(688)

  Accumulation unit value:
    Beginning of period                       $10.29            $9.96             N/A              N/A
    End of period                             $10.44           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(706)

  Accumulation unit value:
    Beginning of period                       $11.35           $10.71             N/A              N/A
    End of period                             $15.43           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,986            4,861             N/A              N/A

Accumulation Unit Values
Contract with Endorsements - 2.25%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(587)

  Accumulation unit value:
    Beginning of period                        $7.93            $7.31             N/A              N/A
    End of period                              $8.09            $7.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,661             882              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                       $18.56             N/A              N/A              N/A
    End of period                             $20.09             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Select Large Cap Growth Division(620)

  Accumulation unit value:
    Beginning of period                       $24.06           $21.84             N/A              N/A
    End of period                             $24.62           $24.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                          601              588              N/A              N/A

JNL/Select Global Growth Division(620)

  Accumulation unit value:
    Beginning of period                       $21.38           $19.13             N/A              N/A
    End of period                             $21.31           $21.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                          345              337              N/A              N/A

JNL/Select Balanced Division(587)

  Accumulation unit value:
    Beginning of period                       $21.22           $19.59             N/A              N/A
    End of period                             $21.84           $21.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,430             665              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                       $18.72             N/A              N/A              N/A
    End of period                             $18.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          563              N/A              N/A              N/A

JNL/Select Money Market Division(714)

  Accumulation unit value:
    Beginning of period                       $11.27           $11.28             N/A              N/A
    End of period                             $11.32           $11.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                          328            16,952             N/A              N/A

JNL/PPM America High Yield Bond
Division(587)

  Accumulation unit value:
    Beginning of period                         N/A            $14.13             N/A              N/A
    End of period                               N/A            $14.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                       $14.50             N/A              N/A              N/A
    End of period                             $14.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,528             N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                       $17.10             N/A              N/A              N/A
    End of period                             $17.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,085             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(587)

  Accumulation unit value:
    Beginning of period                       $23.76           $21.97             N/A              N/A
    End of period                             $24.65           $23.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                        29,349           11,032             N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(587)

  Accumulation unit value:
    Beginning of period                       $30.84           $27.53             N/A              N/A
    End of period                             $34.41           $30.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,854            7,137             N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division(587)

  Accumulation unit value:
    Beginning of period                       $16.14           $15.61             N/A              N/A
    End of period                             $17.72           $16.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                          616               -               N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(587)

  Accumulation unit value:
    Beginning of period                       $11.90           $11.02             N/A              N/A
    End of period                             $12.39           $11.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,575           11,773             N/A              N/A

JNL/S&P Managed Growth Division(650)

  Accumulation unit value:
    Beginning of period                       $12.19           $11.05             N/A              N/A
    End of period                             $12.81           $12.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                        37,331           12,014             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(587)

  Accumulation unit value:
    Beginning of period                       $11.97           $10.89             N/A              N/A
    End of period                             $12.70           $11.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,777              -               N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(587)

  Accumulation unit value:
    Beginning of period                       $10.25            $9.50             N/A              N/A
    End of period                             $10.46           $10.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                        41,587           13,643             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(587)

  Accumulation unit value:
    Beginning of period                       $12.54           $11.25             N/A              N/A
    End of period                             $13.73           $12.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,786            9,605             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(587)

  Accumulation unit value:
    Beginning of period                        $9.87            $8.35             N/A              N/A
    End of period                             $11.45            $9.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                          769              753              N/A              N/A

JNL/PIMCO Total Return Bond Division(686)

  Accumulation unit value:
    Beginning of period                       $13.18           $13.17             N/A              N/A
    End of period                             $13.18           $13.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,663             424              N/A              N/A

JNL/MCM Small Cap Index Division(587)

  Accumulation unit value:
    Beginning of period                       $12.86           $11.34             N/A              N/A
    End of period                             $13.10           $12.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,926            8,611             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(587)

  Accumulation unit value:
    Beginning of period                       $13.26           $11.31             N/A              N/A
    End of period                             $14.69           $13.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,653            7,610             N/A              N/A

JNL/Lazard Small Cap Value Division(587)

  Accumulation unit value:
    Beginning of period                       $13.81           $12.37             N/A              N/A
    End of period                             $14.13           $13.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,883            4,148             N/A              N/A

JNL/Lazard Mid Cap Value Division(698)

  Accumulation unit value:
    Beginning of period                       $16.27           $15.14             N/A              N/A
    End of period                             $17.31           $16.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,041            7,986             N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                       $10.72             N/A              N/A              N/A
    End of period                             $10.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,624             N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.34           $12.02             N/A              N/A
    End of period                             $12.27           $12.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,763             767              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(587)

  Accumulation unit value:
    Beginning of period                       $13.79           $12.86             N/A              N/A
    End of period                             $12.72           $13.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,587            9,739             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                        $7.51             N/A              N/A              N/A
    End of period                              $7.98             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,385             N/A              N/A              N/A

JNL/T. Rowe Price Value Division(587)

  Accumulation unit value:
    Beginning of period                       $12.70           $11.32             N/A              N/A
    End of period                             $13.19           $12.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                        48,510           19,093             N/A              N/A

JNL/FMR Balanced Division(587)

  Accumulation unit value:
    Beginning of period                        $9.80            $9.05             N/A              N/A
    End of period                             $10.55            $9.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                          383              383              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(587)

  Accumulation unit value:
    Beginning of period                       $10.99            $9.48             N/A              N/A
    End of period                             $12.22           $10.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,139            1,204             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(594)

  Accumulation unit value:
    Beginning of period                       $15.24           $12.70             N/A              N/A
    End of period                             $16.41           $15.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,907           14,124             N/A              N/A

JNL/MCM 25 Division NY I(594)

  Accumulation unit value:
    Beginning of period                       $15.77           $13.94             N/A              N/A
    End of period                             $14.95           $15.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,909           13,503             N/A              N/A

JNL/MCM Select Small-Cap Division
NY I(594)

  Accumulation unit value:
    Beginning of period                       $17.11           $15.06             N/A              N/A
    End of period                             $18.19           $17.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,722            9,722             N/A              N/A

JNL/MCM S&P(R) 10 Division NY I(589)

  Accumulation unit value:
    Beginning of period                       $12.88           $11.10             N/A              N/A
    End of period                             $17.28           $12.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,662           10,392             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(587)

  Accumulation unit value:
    Beginning of period                       $16.13           $14.55             N/A              N/A
    End of period                             $17.06           $16.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                          445             1,074             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                       $10.40             N/A              N/A              N/A
    End of period                              $9.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,630             N/A              N/A              N/A

JNL/MCM Technology Sector Division(620)

  Accumulation unit value:
    Beginning of period                        $5.48            $4.86             N/A              N/A
    End of period                              $5.49            $5.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,025            1,326             N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                       $10.24             N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          959              N/A              N/A              N/A

JNL/MCM Financial Sector Division(686)

  Accumulation unit value:
    Beginning of period                       $11.60           $10.48             N/A              N/A
    End of period                             $12.04           $11.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                          233              244              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $16.14             N/A              N/A              N/A
    End of period                             $22.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          532              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(574)

  Accumulation unit value:
    Beginning of period                       $11.61           $10.71             N/A              N/A
    End of period                             $12.31           $11.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,415              -               N/A              N/A

JNL/AIM Large Cap Growth Division(574)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.11             N/A              N/A
    End of period                             $11.42           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,596              -               N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(729)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.74             N/A              N/A
    End of period                             $11.78           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        80,953            3,830             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $10.78             N/A              N/A              N/A
    End of period                             $11.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,142             N/A              N/A              N/A

JNL/S&P Managed Moderate Division(729)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.38             N/A              N/A
    End of period                             $10.76           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,339           34,449             N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.34             N/A              N/A              N/A
    End of period                             $10.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,242             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                       $10.01             N/A              N/A              N/A
    End of period                             $10.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          542              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(714)

  Accumulation unit value:
    Beginning of period                       $11.35           $10.79             N/A              N/A
    End of period                             $15.42           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,150             556              N/A              N/A

Accumulation Unit Values
Contract with Endorsements - 2.27%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(520)

  Accumulation unit value:
    Beginning of period                        $7.93            $7.47             N/A              N/A
    End of period                              $8.08            $7.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,929           12,002             N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                       $18.02             N/A              N/A              N/A
    End of period                             $20.05             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          464              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(520)

  Accumulation unit value:
    Beginning of period                       $21.18           $19.93             N/A              N/A
    End of period                             $21.80           $21.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,141            3,859             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(518)

  Accumulation unit value:
    Beginning of period                       $18.57           $17.42             N/A              N/A
    End of period                             $19.74           $18.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                          236              236              N/A              N/A

JNL/Putnam Value Equity Division(518)

  Accumulation unit value:
    Beginning of period                       $18.23           $17.54             N/A              N/A
    End of period                             $18.70           $18.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                          235              235              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                       $11.24             N/A              N/A              N/A
    End of period                             $11.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,997             N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(476)

  Accumulation unit value:
    Beginning of period                         N/A            $14.38           $14.29             N/A
    End of period                               N/A            $14.77           $14.38             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               72               N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                       $14.30             N/A              N/A              N/A
    End of period                             $14.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,003             N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(441)

  Accumulation unit value:
    Beginning of period                       $17.13           $16.39           $16.05             N/A
    End of period                             $17.19           $17.13           $16.39             N/A
  Accumulation units outstanding
  at the end of period                         5,853            4,027             705              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(441)

  Accumulation unit value:
    Beginning of period                       $23.71           $22.08           $20.44             N/A
    End of period                             $24.60           $23.71           $22.08             N/A
  Accumulation units outstanding
  at the end of period                         4,350            3,955            1,503             N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(419)

  Accumulation unit value:
    Beginning of period                       $30.79           $26.68           $23.72             N/A
    End of period                             $34.34           $30.79           $26.68             N/A
  Accumulation units outstanding
  at the end of period                         4,762            4,967            2,895             N/A

JNL/JPMorgan International Equity
Division(419)

  Accumulation unit value:
    Beginning of period                       $12.40           $10.90            $9.62             N/A
    End of period                             $13.42           $12.40           $10.90             N/A
  Accumulation units outstanding
  at the end of period                          79               80               80               N/A

JNL/Alger Growth Division(507)

  Accumulation unit value:
    Beginning of period                       $16.11           $16.11             N/A              N/A
    End of period                             $17.68           $16.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                          532             3,416             N/A              N/A

JNL/Eagle Core Equity Division(520)

  Accumulation unit value:
    Beginning of period                       $15.99           $15.69             N/A              N/A
    End of period                             $16.16           $15.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,989            3,589             N/A              N/A

JNL/Eagle SmallCap Equity Division(562)

  Accumulation unit value:
    Beginning of period                       $18.21           $16.57             N/A              N/A
    End of period                             $18.25           $18.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                          460              534              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(478)

  Accumulation unit value:
    Beginning of period                       $11.89           $11.10           $10.97             N/A
    End of period                             $12.37           $11.89           $11.10             N/A
  Accumulation units outstanding
  at the end of period                        57,897           33,071            3,644             N/A

JNL/S&P Managed Growth Division(434)

  Accumulation unit value:
    Beginning of period                       $12.18           $11.18           $10.69             N/A
    End of period                             $12.79           $12.18           $11.18             N/A
  Accumulation units outstanding
  at the end of period                        41,643           43,999           14,759             N/A

JNL/S&P Managed Aggressive Growth
Division(497)

  Accumulation unit value:
    Beginning of period                       $11.96           $11.16             N/A              N/A
    End of period                             $12.68           $11.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                        353,817          418,743            N/A              N/A

JNL/S&P Very Aggressive Growth
Division I(500)

  Accumulation unit value:
    Beginning of period                         N/A            $10.86             N/A              N/A
    End of period                               N/A            $10.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Growth Division I(442)

  Accumulation unit value:
    Beginning of period                         N/A             $9.79            $9.23             N/A
    End of period                               N/A             $9.91            $9.79             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -             22,031             N/A

JNL/S&P Equity Aggressive Growth
Division I(500)

  Accumulation unit value:
    Beginning of period                         N/A            $10.37             N/A              N/A
    End of period                               N/A            $10.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(474)

  Accumulation unit value:
    Beginning of period                       $10.25            $9.52            $9.20             N/A
    End of period                             $10.45           $10.25            $9.52             N/A
  Accumulation units outstanding
  at the end of period                        61,035           62,541           24,006             N/A

JNL/MCM S&P 400 MidCap Index Division(474)

  Accumulation unit value:
    Beginning of period                       $12.54           $11.08           $10.89             N/A
    End of period                             $13.72           $12.54           $11.08             N/A
  Accumulation units outstanding
  at the end of period                        34,196           35,748           14,231             N/A

JNL/Alliance Capital Growth Division(441)

  Accumulation unit value:
    Beginning of period                        $9.36            $9.00            $8.61             N/A
    End of period                              $8.48            $9.36            $9.00             N/A
  Accumulation units outstanding
  at the end of period                           -              4,742            4,742             N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                       $10.03             N/A              N/A              N/A
    End of period                             $11.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,900             N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(441)

  Accumulation unit value:
    Beginning of period                       $13.16           $12.89           $12.80             N/A
    End of period                             $13.16           $13.16           $12.89             N/A
  Accumulation units outstanding
  at the end of period                        31,518           23,664            1,612             N/A

JNL/MCM Small Cap Index Division(474)

  Accumulation unit value:
    Beginning of period                       $12.85           $11.19           $11.01             N/A
    End of period                             $13.09           $12.85           $11.19             N/A
  Accumulation units outstanding
  at the end of period                        26,732           27,313           13,282             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(474)

  Accumulation unit value:
    Beginning of period                       $13.25           $11.35           $10.84             N/A
    End of period                             $14.68           $13.25           $11.35             N/A
  Accumulation units outstanding
  at the end of period                        16,010           16,480           14,288             N/A

JNL/Lazard Small Cap Value Division(441)

  Accumulation unit value:
    Beginning of period                       $13.79           $12.23           $11.23             N/A
    End of period                             $14.11           $13.79           $12.23             N/A
  Accumulation units outstanding
  at the end of period                         3,350            3,034             907              N/A

JNL/Lazard Mid Cap Value Division(441)

  Accumulation unit value:
    Beginning of period                       $16.25           $13.33           $12.50             N/A
    End of period                             $17.28           $16.25           $13.33             N/A
  Accumulation units outstanding
  at the end of period                         2,998            2,738             817              N/A

JNL/MCM Bond Index Division(474)

  Accumulation unit value:
    Beginning of period                       $10.83           $10.69           $10.68             N/A
    End of period                             $10.78           $10.83           $10.69             N/A
  Accumulation units outstanding
  at the end of period                        25,276           23,791           13,688             N/A

JNL/S&P Core Index 100 Division(519)

  Accumulation unit value:
    Beginning of period                         N/A            $10.37             N/A              N/A
    End of period                               N/A            $10.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.33           $12.01             N/A              N/A
    End of period                             $12.26           $12.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,799             242              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division(434)

  Accumulation unit value:
    Beginning of period                         N/A             $9.82            $9.32             N/A
    End of period                               N/A             $9.95            $9.82             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              6,275             N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(470)

  Accumulation unit value:
    Beginning of period                       $13.78           $13.68           $12.84             N/A
    End of period                             $12.71           $13.78           $13.68             N/A
  Accumulation units outstanding
  at the end of period                        17,925           14,105            5,059             N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(419)

  Accumulation unit value:
    Beginning of period                       $12.69           $11.27            $9.90             N/A
    End of period                             $13.17           $12.69           $11.27             N/A
  Accumulation units outstanding
  at the end of period                        16,895           20,316            2,507             N/A

JNL/FMR Balanced Division(419)

  Accumulation unit value:
    Beginning of period                        $9.79            $9.15            $8.62             N/A
    End of period                             $10.54            $9.79            $9.15             N/A
  Accumulation units outstanding
  at the end of period                          784              639              239              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(441)

  Accumulation unit value:
    Beginning of period                       $10.98            $9.53            $8.76             N/A
    End of period                             $12.21           $10.98            $9.53             N/A
  Accumulation units outstanding
  at the end of period                         4,335            3,503            3,503             N/A

JNL/Oppenheimer Growth Division(476)

  Accumulation unit value:
    Beginning of period                        $7.95            $7.80            $7.57             N/A
    End of period                              $8.48            $7.95            $7.80             N/A
  Accumulation units outstanding
  at the end of period                         6,700            6,701             272              N/A

JNL/MCM Global 15 Division NY I(470)

  Accumulation unit value:
    Beginning of period                       $15.23           $12.25           $11.82             N/A
    End of period                             $16.40           $15.23           $12.25             N/A
  Accumulation units outstanding
  at the end of period                        22,997           13,984            3,605             N/A

JNL/MCM 25 Division NY I(470)

  Accumulation unit value:
    Beginning of period                       $15.76           $13.22           $12.59             N/A
    End of period                             $14.94           $15.76           $13.22             N/A
  Accumulation units outstanding
  at the end of period                        11,349           14,594            5,190             N/A

JNL/MCM Select Small-Cap Division
NY I(470)

  Accumulation unit value:
    Beginning of period                       $17.10           $15.59           $15.63             N/A
    End of period                             $18.18           $17.10           $15.59             N/A
  Accumulation units outstanding
  at the end of period                         6,681           10,239            1,906             N/A

JNL/MCM S&P(R) 10 Division NY I(470)

  Accumulation unit value:
    Beginning of period                       $12.88           $11.17           $10.80             N/A
    End of period                             $17.27           $12.88           $11.17             N/A
  Accumulation units outstanding
  at the end of period                        31,953           16,537            6,088             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(568)

  Accumulation unit value:
    Beginning of period                       $16.13           $14.52             N/A              N/A
    End of period                             $17.05           $16.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,030            3,805             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(561)

  Accumulation unit value:
    Beginning of period                       $10.30           $10.47             N/A              N/A
    End of period                             $10.84           $10.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,196            1,278             N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division(507)

  Accumulation unit value:
    Beginning of period                         N/A             $9.35             N/A              N/A
    End of period                               N/A             $9.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/AIM Small Cap Growth Division(419)

  Accumulation unit value:
    Beginning of period                       $11.61           $11.11           $10.05             N/A
    End of period                             $12.30           $11.61           $11.11             N/A
  Accumulation units outstanding
  at the end of period                         3,274            3,275            1,015             N/A

JNL/AIM Large Cap Growth Division(476)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.12            $9.70             N/A
    End of period                             $11.41           $10.88           $10.12             N/A
  Accumulation units outstanding
  at the end of period                         1,206            5,640             212              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(728)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.70             N/A              N/A
    End of period                             $11.78           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,472            4,813             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $10.84             N/A              N/A              N/A
    End of period                             $11.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.78             N/A              N/A              N/A
    End of period                             $10.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,703             N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(685)

  Accumulation unit value:
    Beginning of period                       $11.35            $9.62             N/A              N/A
    End of period                             $15.42           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        43,069            8,547             N/A              N/A

Accumulation Unit Values
Contract with Endorsements - 2.295%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(580)

  Accumulation unit value:
    Beginning of period                        $7.91            $7.10             N/A              N/A
    End of period                              $8.06            $7.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,076            1,725             N/A              N/A

JNL/FMR Capital Growth Division(679)

  Accumulation unit value:
    Beginning of period                       $19.27           $16.96             N/A              N/A
    End of period                             $20.00           $19.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                          446              446              N/A              N/A

JNL/Select Large Cap Growth Division(621)

  Accumulation unit value:
    Beginning of period                       $23.96           $21.61             N/A              N/A
    End of period                             $24.51           $23.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                          511              256              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                       $20.30             N/A              N/A              N/A
    End of period                             $21.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,649             N/A              N/A              N/A

JNL/Select Balanced Division(496)

  Accumulation unit value:
    Beginning of period                       $21.13           $19.79             N/A              N/A
    End of period                             $21.74           $21.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,516            7,374             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(621)

  Accumulation unit value:
    Beginning of period                       $18.52           $16.56             N/A              N/A
    End of period                             $19.69           $18.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                          652              333              N/A              N/A

JNL/Putnam Value Equity Division(450)

  Accumulation unit value:
    Beginning of period                       $18.19           $16.96           $15.96             N/A
    End of period                             $18.65           $18.19           $16.96             N/A
  Accumulation units outstanding
  at the end of period                          816              790              517              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                       $11.26             N/A              N/A              N/A
    End of period                             $11.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                       1,026,415           N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(563)

  Accumulation unit value:
    Beginning of period                         N/A            $14.41             N/A              N/A
    End of period                               N/A            $14.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(536)

  Accumulation unit value:
    Beginning of period                       $14.30           $14.40             N/A              N/A
    End of period                             $14.30           $14.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,070            2,843             N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(529)

  Accumulation unit value:
    Beginning of period                       $17.09           $16.49             N/A              N/A
    End of period                             $17.14           $17.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,272            5,787             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(630)

  Accumulation unit value:
    Beginning of period                       $23.66           $21.15             N/A              N/A
    End of period                             $24.53           $23.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,069            2,070             N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(650)

  Accumulation unit value:
    Beginning of period                       $30.71           $26.54             N/A              N/A
    End of period                             $34.24           $30.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,495            1,328             N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                       $11.92             N/A              N/A              N/A
    End of period                             $13.38             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          860              N/A              N/A              N/A

JNL/Alger Growth Division(604)

  Accumulation unit value:
    Beginning of period                       $16.07           $15.48             N/A              N/A
    End of period                             $17.64           $16.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,944             112              N/A              N/A

JNL/Eagle Core Equity Division(617)

  Accumulation unit value:
    Beginning of period                       $15.96           $14.71             N/A              N/A
    End of period                             $16.12           $15.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,419            3,443             N/A              N/A

JNL/Eagle SmallCap Equity Division(450)

  Accumulation unit value:
    Beginning of period                       $18.17           $15.65           $15.71             N/A
    End of period                             $18.21           $18.17           $15.65             N/A
  Accumulation units outstanding
  at the end of period                         2,467             973              210              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(580)

  Accumulation unit value:
    Beginning of period                       $11.87           $10.76             N/A              N/A
    End of period                             $12.34           $11.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                        46,765           26,226             N/A              N/A

JNL/S&P Managed Growth Division(601)

  Accumulation unit value:
    Beginning of period                       $12.16           $11.24             N/A              N/A
    End of period                             $12.76           $12.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,578            8,270             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(551)

  Accumulation unit value:
    Beginning of period                       $11.94           $11.29             N/A              N/A
    End of period                             $12.66           $11.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,522            1,221             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(590)

  Accumulation unit value:
    Beginning of period                       $10.24            $9.54             N/A              N/A
    End of period                             $10.44           $10.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                        32,407            7,162             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(585)

  Accumulation unit value:
    Beginning of period                       $12.53           $10.96             N/A              N/A
    End of period                             $13.71           $12.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                        35,045           155,291            N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(557)

  Accumulation unit value:
    Beginning of period                        $9.84            $8.80             N/A              N/A
    End of period                             $11.41            $9.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,328             217              N/A              N/A

JNL/PIMCO Total Return Bond Division(557)

  Accumulation unit value:
    Beginning of period                       $13.14           $12.85             N/A              N/A
    End of period                             $13.14           $13.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                        50,883           10,176             N/A              N/A

JNL/MCM Small Cap Index Division(557)

  Accumulation unit value:
    Beginning of period                       $12.84           $11.63             N/A              N/A
    End of period                             $13.08           $12.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,163           80,335             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(590)

  Accumulation unit value:
    Beginning of period                       $13.24           $11.43             N/A              N/A
    End of period                             $14.67           $13.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,991            5,816             N/A              N/A

JNL/Lazard Small Cap Value Division(551)

  Accumulation unit value:
    Beginning of period                       $13.77           $12.97             N/A              N/A
    End of period                             $14.08           $13.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,142            1,884             N/A              N/A

JNL/Lazard Mid Cap Value Division(450)

  Accumulation unit value:
    Beginning of period                       $16.22           $13.31           $12.81             N/A
    End of period                             $17.25           $16.22           $13.31             N/A
  Accumulation units outstanding
  at the end of period                        11,394            2,640             515              N/A

JNL/MCM Bond Index Division(551)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.72             N/A              N/A
    End of period                             $10.77           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,280            5,420             N/A              N/A

JNL/S&P Core Index 100 Division(536)

  Accumulation unit value:
    Beginning of period                         N/A            $10.11             N/A              N/A
    End of period                               N/A            $10.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.31           $11.99             N/A              N/A
    End of period                             $12.23           $12.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,448            4,709             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(603)

  Accumulation unit value:
    Beginning of period                       $13.77           $13.12             N/A              N/A
    End of period                             $12.70           $13.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,255            9,249             N/A              N/A

JNL/Putnam Midcap Growth Division(557)

  Accumulation unit value:
    Beginning of period                        $7.27            $6.61             N/A              N/A
    End of period                              $7.96            $7.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                          725              290              N/A              N/A

JNL/T. Rowe Price Value Division(450)

  Accumulation unit value:
    Beginning of period                       $12.68           $11.26           $10.59             N/A
    End of period                             $13.15           $12.68           $11.26             N/A
  Accumulation units outstanding
  at the end of period                        15,731            7,528             779              N/A

JNL/FMR Balanced Division(729)

  Accumulation unit value:
    Beginning of period                        $9.78            $9.65             N/A              N/A
    End of period                             $10.53            $9.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,769              5               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(536)

  Accumulation unit value:
    Beginning of period                       $10.97            $9.52             N/A              N/A
    End of period                             $12.19           $10.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,568            7,506             N/A              N/A

JNL/Oppenheimer Growth Division(650)

  Accumulation unit value:
    Beginning of period                        $7.94            $7.30             N/A              N/A
    End of period                              $8.47            $7.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,299            1,219             N/A              N/A

JNL/MCM Global 15 Division NY I(450)

  Accumulation unit value:
    Beginning of period                       $15.22           $12.25           $11.90             N/A
    End of period                             $16.38           $15.22           $12.25             N/A
  Accumulation units outstanding
  at the end of period                        10,178            8,551             554              N/A

JNL/MCM 25 Division NY I(585)

  Accumulation unit value:
    Beginning of period                       $15.75           $13.18             N/A              N/A
    End of period                             $14.92           $15.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                        31,009           210,256            N/A              N/A

JNL/MCM Select Small-Cap Division
NY I(603)

  Accumulation unit value:
    Beginning of period                       $17.09           $15.10             N/A              N/A
    End of period                             $18.17           $17.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,504            3,827             N/A              N/A

JNL/MCM S&P(R) 10 Division NY I(585)

  Accumulation unit value:
    Beginning of period                       $12.87           $10.69             N/A              N/A
    End of period                             $17.25           $12.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                        30,661           261,651            N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(551)

  Accumulation unit value:
    Beginning of period                       $16.12           $14.96             N/A              N/A
    End of period                             $17.04           $16.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                          454              135              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(563)

  Accumulation unit value:
    Beginning of period                       $10.39            $9.91             N/A              N/A
    End of period                              $9.91           $10.39             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               311              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(594)

  Accumulation unit value:
    Beginning of period                       $10.29           $10.57             N/A              N/A
    End of period                             $10.82           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,483            4,404             N/A              N/A

JNL/MCM Financial Sector Division(679)

  Accumulation unit value:
    Beginning of period                       $11.58           $10.79             N/A              N/A
    End of period                             $12.00           $11.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                          770              351              N/A              N/A

JNL/MCM Oil & Gas Sector Division(536)

  Accumulation unit value:
    Beginning of period                       $16.60           $13.42             N/A              N/A
    End of period                             $22.19           $16.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                          656              215              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $11.85             N/A              N/A              N/A
    End of period                             $12.29             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,233             N/A              N/A              N/A

JNL/AIM Large Cap Growth Division(551)

  Accumulation unit value:
    Beginning of period                       $10.87           $10.71             N/A              N/A
    End of period                             $11.39           $10.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                        70,028           13,472             N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(901)

  Accumulation unit value:
    Beginning of period                       $10.96             N/A              N/A              N/A
    End of period                             $11.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,780             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $11.36             N/A              N/A              N/A
    End of period                             $11.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        53,803             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.16             N/A              N/A              N/A
    End of period                             $10.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,250             N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.18             N/A              N/A              N/A
    End of period                             $10.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        25,720             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                       $10.57             N/A              N/A              N/A
    End of period                             $10.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                       $12.64             N/A              N/A              N/A
    End of period                             $15.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,874             N/A              N/A              N/A


Accumulation Unit Values
Contract with Endorsements - 2.30%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(195)

  Accumulation unit value:
    Beginning of period                        $7.91            $7.28            $5.77            $5.63
    End of period                              $8.06            $7.91            $7.28            $5.77
  Accumulation units outstanding
  at the end of period                         5,449            5,659              -                -

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                       $19.23             N/A              N/A              N/A
    End of period                             $19.99             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          244              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(514)

  Accumulation unit value:
    Beginning of period                       $23.95           $22.84             N/A              N/A
    End of period                             $24.49           $23.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,813             934              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(181)

  Accumulation unit value:
    Beginning of period                       $21.11           $19.49           $16.40           $16.25
    End of period                             $21.73           $21.11           $19.49           $16.40
  Accumulation units outstanding
  at the end of period                         1,180            1,220              -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division(374)

  Accumulation unit value:
    Beginning of period                       $18.52           $16.76           $14.89             N/A
    End of period                             $19.68           $18.52           $16.76             N/A
  Accumulation units outstanding
  at the end of period                         2,750             724               -               N/A

JNL/Putnam Value Equity Division(196)

  Accumulation unit value:
    Beginning of period                       $18.18           $16.95           $13.92           $12.95
    End of period                             $18.64           $18.18           $16.95           $13.92
  Accumulation units outstanding
  at the end of period                         1,576             717               -                -

JNL/Select Money Market Division(231)

  Accumulation unit value:
    Beginning of period                       $11.22           $11.39           $11.60           $11.62
    End of period                             $11.26           $11.22           $11.39           $11.60
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/PPM America High Yield Bond
Division(219)

  Accumulation unit value:
    Beginning of period                         N/A            $14.33           $12.36           $11.97
    End of period                               N/A            $14.72           $14.33           $12.36
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(205)

  Accumulation unit value:
    Beginning of period                       $14.29           $14.08           $14.24           $14.22
    End of period                             $14.29           $14.29           $14.08           $14.24
  Accumulation units outstanding
  at the end of period                         1,293              -                -                -

JNL/Salomon Brothers Strategic
Bond Division(313)

  Accumulation unit value:
    Beginning of period                       $17.08           $16.35           $15.50             N/A
    End of period                             $17.13           $17.08           $16.35             N/A
  Accumulation units outstanding
  at the end of period                          729               -                -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(363)

  Accumulation unit value:
    Beginning of period                       $23.65           $22.02           $20.08             N/A
    End of period                             $24.52           $23.65           $22.02             N/A
  Accumulation units outstanding
  at the end of period                         5,238            1,399              -               N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(200)

  Accumulation unit value:
    Beginning of period                       $30.70           $26.61           $19.65           $17.73
    End of period                             $34.23           $30.70           $26.61           $19.65
  Accumulation units outstanding
  at the end of period                         2,150             767               -                -

JNL/JPMorgan International Equity
Division(374)

  Accumulation unit value:
    Beginning of period                       $12.36           $10.87            $9.14             N/A
    End of period                             $13.37           $12.36           $10.87             N/A
  Accumulation units outstanding
  at the end of period                         3,475              -                -               N/A

JNL/Alger Growth Division(207)

  Accumulation unit value:
    Beginning of period                       $16.11           $15.70           $11.88           $11.99
    End of period                             $17.68           $16.11           $15.70           $11.88
  Accumulation units outstanding
  at the end of period                         1,260            1,308              -                -

JNL/Eagle Core Equity Division(181)

  Accumulation unit value:
    Beginning of period                       $15.95           $15.35           $12.61           $12.84
    End of period                             $16.12           $15.95           $15.35           $12.61
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Eagle SmallCap Equity Division(219)

  Accumulation unit value:
    Beginning of period                       $18.16           $15.65           $11.44           $11.08
    End of period                             $18.20           $18.16           $15.65           $11.44
  Accumulation units outstanding
  at the end of period                           -                -                -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(205)

  Accumulation unit value:
    Beginning of period                       $11.86           $11.08            $9.06            $9.06
    End of period                             $12.34           $11.86           $11.08            $9.63
  Accumulation units outstanding
  at the end of period                        27,993           18,519            2,805              -

JNL/S&P Managed Growth Division(178)

  Accumulation unit value:
    Beginning of period                       $12.15           $11.16            $9.55            $9.55
    End of period                             $12.76           $12.15           $11.16            $9.38
  Accumulation units outstanding
  at the end of period                        27,155           22,700           14,499              -

JNL/S&P Managed Aggressive Growth
Division(205)

  Accumulation unit value:
    Beginning of period                       $11.93           $10.84            $8.75            $8.05
    End of period                             $12.65           $11.93           $10.84            $8.75
  Accumulation units outstanding
  at the end of period                         2,894            1,898              -                -

JNL/S&P Very Aggressive Growth
Division I(182)

  Accumulation unit value:
    Beginning of period                         N/A            $10.48            $8.22            $8.40
    End of period                               N/A            $10.66           $10.48            $8.22
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/S&P Equity Growth Division I(201)

  Accumulation unit value:
    Beginning of period                         N/A             $9.77            $7.72            $7.07
    End of period                               N/A             $9.89            $9.77            $7.72
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/S&P Equity Aggressive Growth
Division I(197)

  Accumulation unit value:
    Beginning of period                         N/A            $10.00            $7.88            $7.43
    End of period                               N/A            $10.15           $10.00            $7.88
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(195)

  Accumulation unit value:
    Beginning of period                       $10.24            $9.52            $7.62            $8.25
    End of period                             $10.44           $10.24            $9.52            $7.62
  Accumulation units outstanding
  at the end of period                         9,838            1,898              -                -

JNL/MCM S&P 400 MidCap Index Division(218)

  Accumulation unit value:
    Beginning of period                       $12.54           $11.09            $8.43            $8.50
    End of period                             $13.73           $12.54           $11.09            $8.43
  Accumulation units outstanding
  at the end of period                         4,452            3,418              -                -

JNL/Alliance Capital Growth Division(205)

  Accumulation unit value:
    Beginning of period                        $9.34            $8.99            $7.40            $7.21
    End of period                              $8.47            $9.34            $8.99            $7.40
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/JPMorgan International Value
Division(219)

  Accumulation unit value:
    Beginning of period                        $9.84            $8.22            $6.03            $6.12
    End of period                             $11.40            $9.84            $8.22            $6.03
  Accumulation units outstanding
  at the end of period                         3,692            2,466              -                -

JNL/PIMCO Total Return Bond Division(175)

  Accumulation unit value:
    Beginning of period                       $13.13           $12.87           $12.57           $12.25
    End of period                             $13.13           $13.13           $12.87           $12.57
  Accumulation units outstanding
  at the end of period                         7,011             864               -                -

JNL/MCM Small Cap Index Division(218)

  Accumulation unit value:
    Beginning of period                       $12.85           $11.20            $7.86            $7.89
    End of period                             $13.09           $12.85           $11.20            $7.86
  Accumulation units outstanding
  at the end of period                         3,762            4,435              -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(317)

  Accumulation unit value:
    Beginning of period                       $13.24           $11.34            $8.30             N/A
    End of period                             $14.66           $13.24           $11.34             N/A
  Accumulation units outstanding
  at the end of period                         7,618            3,301              -               N/A

JNL/Lazard Small Cap Value Division(200)

  Accumulation unit value:
    Beginning of period                       $13.76           $12.20            $9.00            $8.46
    End of period                             $14.07           $13.76           $12.20            $9.00
  Accumulation units outstanding
  at the end of period                         4,888            3,307              -                -

JNL/Lazard Mid Cap Value Division(312)

  Accumulation unit value:
    Beginning of period                       $16.21           $13.30           $10.40             N/A
    End of period                             $17.24           $16.21           $13.30             N/A
  Accumulation units outstanding
  at the end of period                         2,996            3,547              -               N/A

JNL/MCM Bond Index Division(233)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.68           $10.62           $10.48
    End of period                             $10.77           $10.82           $10.68           $10.62
  Accumulation units outstanding
  at the end of period                          844               -                -                -

JNL/S&P Core Index 100 Division(214)

  Accumulation unit value:
    Beginning of period                         N/A            $10.10            $8.47            $8.52
    End of period                               N/A            $10.23           $10.10            $8.47
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.30           $11.98             N/A              N/A
    End of period                             $12.23           $12.30             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,747            1,815             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(194)

  Accumulation unit value:
    Beginning of period                       $13.77           $13.68           $11.10            $9.96
    End of period                             $12.69           $13.77           $13.68           $11.10
  Accumulation units outstanding
  at the end of period                         2,698            2,144              -                -

JNL/Putnam Midcap Growth Division(401)

  Accumulation unit value:
    Beginning of period                        $7.27            $6.27            $5.93             N/A
    End of period                              $7.96            $7.27            $6.27             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A

JNL/T. Rowe Price Value Division(313)

  Accumulation unit value:
    Beginning of period                       $12.68           $11.26            $8.86             N/A
    End of period                             $13.15           $12.68           $11.26             N/A
  Accumulation units outstanding
  at the end of period                         2,303            1,823              -               N/A

JNL/FMR Balanced Division(175)

  Accumulation unit value:
    Beginning of period                        $9.78            $9.14            $8.22            $8.48
    End of period                             $10.52            $9.78            $9.14            $8.22
  Accumulation units outstanding
  at the end of period                         7,074            1,503              -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(181)

  Accumulation unit value:
    Beginning of period                       $10.97            $9.52            $6.93            $7.20
    End of period                             $12.19           $10.97            $9.52            $6.93
  Accumulation units outstanding
  at the end of period                         7,088            2,135              -                -

JNL/Oppenheimer Growth Division(208)

  Accumulation unit value:
    Beginning of period                        $7.93            $7.79            $6.77            $7.37
    End of period                              $8.46            $7.93            $7.79            $6.77
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/MCM Global 15 Division NY I(218)

  Accumulation unit value:
    Beginning of period                       $15.22           $12.25            $9.64            $9.99
    End of period                             $16.38           $15.22           $12.25            $9.64
  Accumulation units outstanding
  at the end of period                        10,989            3,728              -                -

JNL/MCM 25 Division NY I(194)

  Accumulation unit value:
    Beginning of period                       $15.75           $13.21           $10.22           $10.18
    End of period                             $14.92           $15.75           $13.21           $10.22
  Accumulation units outstanding
  at the end of period                         7,573            4,218              -                -

JNL/MCM Select Small-Cap Division
NY I(194)

  Accumulation unit value:
    Beginning of period                       $17.09           $15.58           $10.78           $10.17
    End of period                             $18.16           $17.09           $15.58           $10.78
  Accumulation units outstanding
  at the end of period                         4,072            2,553              -                -

JNL/MCM S&P(R) 10 Division NY I(194)

  Accumulation unit value:
    Beginning of period                       $12.86           $11.16            $9.59           $10.61
    End of period                             $17.25           $12.86           $11.16            $9.59
  Accumulation units outstanding
  at the end of period                         7,956             889               -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(312)

  Accumulation unit value:
    Beginning of period                       $16.12           $14.37           $10.82             N/A
    End of period                             $17.03           $16.12           $14.37             N/A
  Accumulation units outstanding
  at the end of period                         2,360            2,136              -               N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                        $9.87             N/A              N/A              N/A
    End of period                              $9.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,115             N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                        $5.01             N/A              N/A              N/A
    End of period                              $5.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,752             N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(553)

  Accumulation unit value:
    Beginning of period                       $10.29           $10.41             N/A              N/A
    End of period                             $10.82           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,523              -               N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(726)

  Accumulation unit value:
    Beginning of period                       $16.60           $16.60             N/A              N/A
    End of period                             $22.19           $16.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                          417               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                        $4.04             N/A              N/A              N/A
    End of period                              $4.29             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/AIM Premier Equity II Division(412)

  Accumulation unit value:
    Beginning of period                         N/A             $9.25            $8.67             N/A
    End of period                               N/A             $9.03            $9.25             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               N/A

JNL/AIM Small Cap Growth Division(201)

  Accumulation unit value:
    Beginning of period                       $11.60           $11.11            $8.21            $7.45
    End of period                             $12.29           $11.60           $11.11            $8.21
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/AIM Large Cap Growth Division(569)

  Accumulation unit value:
    Beginning of period                       $10.87           $10.11             N/A              N/A
    End of period                             $11.39           $10.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                          767              330              N/A              N/A

JNL/AIM Real Estate Division(829)

  Accumulation unit value:
    Beginning of period                       $10.06             N/A              N/A              N/A
    End of period                             $11.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,428             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(879)

  Accumulation unit value:
    Beginning of period                       $11.12             N/A              N/A              N/A
    End of period                             $11.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,923             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(912)

  Accumulation unit value:
    Beginning of period                       $10.79             N/A              N/A              N/A
    End of period                             $10.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          986              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.81             N/A              N/A              N/A
    End of period                             $11.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        33,810             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $11.11             N/A              N/A              N/A
    End of period                             $11.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,986             N/A              N/A              N/A

JNL/S&P Managed Moderate Division(700)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.16             N/A              N/A
    End of period                             $10.76           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,923             196              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.13             N/A              N/A              N/A
    End of period                             $10.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          330              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                       $10.55             N/A              N/A              N/A
    End of period                             $10.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,080             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                       $11.89             N/A              N/A              N/A
    End of period                             $15.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,169             N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.31%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                       $19.09             N/A              N/A              N/A
    End of period                             $19.96             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          743              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                       $21.35             N/A              N/A              N/A
    End of period                             $21.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          223              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                       $17.93             N/A              N/A              N/A
    End of period                             $18.62             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          606              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                       $11.19             N/A              N/A              N/A
    End of period                             $11.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,707             N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                       $14.36             N/A              N/A              N/A
    End of period                             $14.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,206             N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(716)

  Accumulation unit value:
    Beginning of period                       $17.06           $16.87             N/A              N/A
    End of period                             $17.11           $17.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,251             308              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                       $29.97             N/A              N/A              N/A
    End of period                             $34.19             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          761              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                       $11.91             N/A              N/A              N/A
    End of period                             $13.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          332              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                       $16.51             N/A              N/A              N/A
    End of period                             $17.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          700              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(485)

  Accumulation unit value:
    Beginning of period                       $11.86           $11.07           $11.05             N/A
    End of period                             $12.33           $11.86           $11.07             N/A
  Accumulation units outstanding
  at the end of period                        40,608             161             2,222             N/A

JNL/S&P Managed Growth Division(485)

  Accumulation unit value:
    Beginning of period                       $12.14           $11.15           $11.15             N/A
    End of period                             $12.75           $12.14           $11.15             N/A
  Accumulation units outstanding
  at the end of period                        71,245           12,439            2,212             N/A

JNL/S&P Managed Aggressive Growth
Division(485)

  Accumulation unit value:
    Beginning of period                       $11.93           $10.84           $10.83             N/A
    End of period                             $12.64           $11.93           $10.84             N/A
  Accumulation units outstanding
  at the end of period                        18,316            8,761            2,285             N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(485)

  Accumulation unit value:
    Beginning of period                         N/A             $9.76            $9.75             N/A
    End of period                               N/A             $9.88            $9.76             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              2,543             N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(524)

  Accumulation unit value:
    Beginning of period                       $10.23            $9.77             N/A              N/A
    End of period                             $10.44           $10.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,448            7,032             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(524)

  Accumulation unit value:
    Beginning of period                       $12.52           $11.48             N/A              N/A
    End of period                             $13.70           $12.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,784            3,075             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(716)

  Accumulation unit value:
    Beginning of period                        $9.83            $9.47             N/A              N/A
    End of period                             $11.39            $9.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,365            2,119             N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                       $13.19             N/A              N/A              N/A
    End of period                             $13.12             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,492             N/A              N/A              N/A

JNL/MCM Small Cap Index Division(524)

  Accumulation unit value:
    Beginning of period                       $12.83           $11.68             N/A              N/A
    End of period                             $13.07           $12.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,952            1,119             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(524)

  Accumulation unit value:
    Beginning of period                       $13.24           $11.64             N/A              N/A
    End of period                             $14.66           $13.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,379            3,319             N/A              N/A

JNL/Lazard Small Cap Value Division(528)

  Accumulation unit value:
    Beginning of period                       $13.75           $12.83             N/A              N/A
    End of period                             $14.06           $13.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,963            1,077             N/A              N/A

JNL/Lazard Mid Cap Value Division(528)

  Accumulation unit value:
    Beginning of period                       $16.20           $14.27             N/A              N/A
    End of period                             $17.23           $16.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,880            1,022             N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                       $10.95             N/A              N/A              N/A
    End of period                             $10.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,027             N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(716)

  Accumulation unit value:
    Beginning of period                       $12.29           $12.18             N/A              N/A
    End of period                             $12.21           $12.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,615             427              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(528)

  Accumulation unit value:
    Beginning of period                       $13.77           $13.83             N/A              N/A
    End of period                             $12.69           $13.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,329            1,330             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                        $7.43             N/A              N/A              N/A
    End of period                              $7.96             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,487             N/A              N/A              N/A

JNL/T. Rowe Price Value Division(528)

  Accumulation unit value:
    Beginning of period                       $12.67           $11.73             N/A              N/A
    End of period                             $13.14           $12.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,351             931              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                       $10.11             N/A              N/A              N/A
    End of period                             $10.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,343             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(719)

  Accumulation unit value:
    Beginning of period                       $10.96           $10.80             N/A              N/A
    End of period                             $12.19           $10.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,156            1,386             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                        $8.10             N/A              N/A              N/A
    End of period                              $8.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,627             N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(706)

  Accumulation unit value:
    Beginning of period                       $15.22           $14.59             N/A              N/A
    End of period                             $16.37           $15.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,315            1,478             N/A              N/A

JNL/MCM 25 Division NY I(706)

  Accumulation unit value:
    Beginning of period                       $15.74           $15.02             N/A              N/A
    End of period                             $14.92           $15.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,984            1,245             N/A              N/A

JNL/MCM Select Small-Cap Division
NY I(732)

  Accumulation unit value:
    Beginning of period                       $17.09           $17.03             N/A              N/A
    End of period                             $18.16           $17.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,274             73               N/A              N/A

JNL/MCM S&P(R) 10 Division NY I(732)

  Accumulation unit value:
    Beginning of period                       $12.86           $12.76             N/A              N/A
    End of period                             $17.24           $12.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,957             130              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division(732)

  Accumulation unit value:
    Beginning of period                        $5.46            $5.44             N/A              N/A
    End of period                              $5.46            $5.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,313             306              N/A              N/A

JNL/MCM Healthcare Sector Division(732)

  Accumulation unit value:
    Beginning of period                       $10.28           $10.21             N/A              N/A
    End of period                             $10.81           $10.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,032             163              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                       $11.03             N/A              N/A              N/A
    End of period                             $11.99             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          608              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(732)

  Accumulation unit value:
    Beginning of period                       $16.59           $16.70             N/A              N/A
    End of period                             $22.18           $16.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,471             100              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(848)

  Accumulation unit value:
    Beginning of period                       $10.66             N/A              N/A              N/A
    End of period                             $11.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          772              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(834)

  Accumulation unit value:
    Beginning of period                       $10.27             N/A              N/A              N/A
    End of period                             $11.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          399              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(871)

  Accumulation unit value:
    Beginning of period                       $10.79             N/A              N/A              N/A
    End of period                             $10.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,546             N/A              N/A              N/A

JNL/MCM JNL 5 Division(720)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.47             N/A              N/A
    End of period                             $11.77           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                        79,396             222              N/A              N/A

JNL/MCM VIP Division(732)

  Accumulation unit value:
    Beginning of period                       $11.06           $11.04             N/A              N/A
    End of period                             $11.86           $11.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,083             603              N/A              N/A

JNL/S&P Managed Moderate Division(720)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.30             N/A              N/A
    End of period                             $10.75           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        53,509             271              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.33             N/A              N/A              N/A
    End of period                             $10.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,707             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(706)

  Accumulation unit value:
    Beginning of period                       $11.35           $10.71             N/A              N/A
    End of period                             $15.41           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,621            1,567             N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.32%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(547)

  Accumulation unit value:
    Beginning of period                        $7.90            $7.35             N/A              N/A
    End of period                              $8.05            $7.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,353            1,818             N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(621)

  Accumulation unit value:
    Beginning of period                       $23.90           $21.56             N/A              N/A
    End of period                             $24.44           $23.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                          191              191              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(540)

  Accumulation unit value:
    Beginning of period                       $21.07           $19.75             N/A              N/A
    End of period                             $21.68           $21.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,591            8,609             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                       $17.59             N/A              N/A              N/A
    End of period                             $19.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          319              N/A              N/A              N/A

JNL/Putnam Value Equity Division(649)

  Accumulation unit value:
    Beginning of period                       $18.14           $16.78             N/A              N/A
    End of period                             $18.60           $18.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                          544              621              N/A              N/A

JNL/Select Money Market Division(717)

  Accumulation unit value:
    Beginning of period                       $11.20           $11.20             N/A              N/A
    End of period                             $11.25           $11.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                        97,060             234              N/A              N/A

JNL/PPM America High Yield Bond
Division(616)

  Accumulation unit value:
    Beginning of period                         N/A            $14.32             N/A              N/A
    End of period                               N/A            $14.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(536)

  Accumulation unit value:
    Beginning of period                       $14.26           $14.37             N/A              N/A
    End of period                             $14.26           $14.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,087            4,992             N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(536)

  Accumulation unit value:
    Beginning of period                       $17.05           $16.53             N/A              N/A
    End of period                             $17.10           $17.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                          763             1,695             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(618)

  Accumulation unit value:
    Beginning of period                       $23.60           $21.55             N/A              N/A
    End of period                             $24.46           $23.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                          978             1,849             N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(618)

  Accumulation unit value:
    Beginning of period                       $30.64           $27.04             N/A              N/A
    End of period                             $34.15           $30.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,147            1,276             N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                       $12.72             N/A              N/A              N/A
    End of period                             $13.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          729              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(540)

  Accumulation unit value:
    Beginning of period                       $15.93           $15.18             N/A              N/A
    End of period                             $16.09           $15.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,050           10,794             N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(547)

  Accumulation unit value:
    Beginning of period                       $11.85           $11.20             N/A              N/A
    End of period                             $12.32           $11.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                        45,587           20,759             N/A              N/A

JNL/S&P Managed Growth Division(591)

  Accumulation unit value:
    Beginning of period                       $12.14           $11.20             N/A              N/A
    End of period                             $12.74           $12.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,075           26,599             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.92           $10.98             N/A              N/A
    End of period                             $12.63           $11.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                        49,940           60,957             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(621)

  Accumulation unit value:
    Beginning of period                         N/A             $9.62             N/A              N/A
    End of period                               N/A             $9.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(536)

  Accumulation unit value:
    Beginning of period                       $10.23            $9.42             N/A              N/A
    End of period                             $10.43           $10.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                        31,857           24,701             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(536)

  Accumulation unit value:
    Beginning of period                       $12.52           $11.25             N/A              N/A
    End of period                             $13.70           $12.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,009           32,650             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(618)

  Accumulation unit value:
    Beginning of period                        $9.83            $8.44             N/A              N/A
    End of period                             $11.39            $9.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,488            3,549             N/A              N/A

JNL/PIMCO Total Return Bond Division(485)

  Accumulation unit value:
    Beginning of period                       $13.12           $12.85           $12.84             N/A
    End of period                             $13.11           $13.12           $12.85             N/A
  Accumulation units outstanding
  at the end of period                         7,981           12,376            4,812             N/A

JNL/MCM Small Cap Index Division(536)

  Accumulation unit value:
    Beginning of period                       $12.83           $11.34             N/A              N/A
    End of period                             $13.06           $12.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,671           25,195             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(536)

  Accumulation unit value:
    Beginning of period                       $13.23           $11.26             N/A              N/A
    End of period                             $14.65           $13.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,333           15,932             N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                       $13.37             N/A              N/A              N/A
    End of period                             $14.05             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,291             N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(618)

  Accumulation unit value:
    Beginning of period                       $16.19           $14.13             N/A              N/A
    End of period                             $17.21           $16.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,976            1,328             N/A              N/A

JNL/MCM Bond Index Division(536)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.91             N/A              N/A
    End of period                             $10.76           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                        15,887           11,568             N/A              N/A

JNL/S&P Core Index 100 Division(664)

  Accumulation unit value:
    Beginning of period                         N/A            $10.18             N/A              N/A
    End of period                               N/A            $10.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.29           $11.97             N/A              N/A
    End of period                             $12.21           $12.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,599            3,963             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(616)

  Accumulation unit value:
    Beginning of period                       $13.77           $12.88             N/A              N/A
    End of period                             $12.69           $13.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,642            2,102             N/A              N/A

JNL/Putnam Midcap Growth Division(621)

  Accumulation unit value:
    Beginning of period                        $7.26            $6.21             N/A              N/A
    End of period                              $7.95            $7.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                          663              663              N/A              N/A

JNL/T. Rowe Price Value Division(653)

  Accumulation unit value:
    Beginning of period                       $12.69           $11.37             N/A              N/A
    End of period                             $13.15           $12.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,837              7               N/A              N/A

JNL/FMR Balanced Division(540)

  Accumulation unit value:
    Beginning of period                        $9.77            $9.17             N/A              N/A
    End of period                             $10.51            $9.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,461           17,869             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(547)

  Accumulation unit value:
    Beginning of period                       $10.96            $9.79             N/A              N/A
    End of period                             $12.18           $10.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,982            2,431             N/A              N/A

JNL/Oppenheimer Growth Division(649)

  Accumulation unit value:
    Beginning of period                        $7.93            $7.26             N/A              N/A
    End of period                              $8.46            $7.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,255            1,433             N/A              N/A

JNL/MCM Global 15 Division NY I(616)

  Accumulation unit value:
    Beginning of period                       $15.21           $12.68             N/A              N/A
    End of period                             $16.37           $15.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,547            2,996             N/A              N/A

JNL/MCM 25 Division NY I(616)

  Accumulation unit value:
    Beginning of period                       $15.74           $14.04             N/A              N/A
    End of period                             $14.91           $15.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,959           21,722             N/A              N/A

JNL/MCM Select Small-Cap Division
NY I(623)

  Accumulation unit value:
    Beginning of period                       $17.08           $14.41             N/A              N/A
    End of period                             $18.15           $17.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,298            1,736             N/A              N/A

JNL/MCM S&P(R) 10 Division NY I(616)

  Accumulation unit value:
    Beginning of period                       $12.86           $11.04             N/A              N/A
    End of period                             $17.24           $12.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,627           29,174             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(536)

  Accumulation unit value:
    Beginning of period                       $16.11           $14.36             N/A              N/A
    End of period                             $17.02           $16.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,832            5,012             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division(536)

  Accumulation unit value:
    Beginning of period                        $5.46            $5.24             N/A              N/A
    End of period                              $5.46            $5.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,377            8,463             N/A              N/A

JNL/MCM Healthcare Sector Division(536)

  Accumulation unit value:
    Beginning of period                       $10.27           $10.13             N/A              N/A
    End of period                             $10.80           $10.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,325            3,692             N/A              N/A

JNL/MCM Financial Sector Division(536)

  Accumulation unit value:
    Beginning of period                       $11.56           $10.73             N/A              N/A
    End of period                             $11.99           $11.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,608            4,759             N/A              N/A

JNL/MCM Oil & Gas Sector Division(616)

  Accumulation unit value:
    Beginning of period                       $16.59           $14.60             N/A              N/A
    End of period                             $22.17           $16.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,445            3,220             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector
Division(616)

  Accumulation unit value:
    Beginning of period                        $4.34            $3.87             N/A              N/A
    End of period                              $4.28            $4.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,387            1,719             N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(652)

  Accumulation unit value:
    Beginning of period                       $11.59            $9.94             N/A              N/A
    End of period                             $12.27           $11.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/AIM Large Cap Growth Division(649)

  Accumulation unit value:
    Beginning of period                       $10.86            $9.83             N/A              N/A
    End of period                             $11.38           $10.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                          556              635              N/A              N/A

JNL/AIM Real Estate Division(834)

  Accumulation unit value:
    Beginning of period                       $10.49             N/A              N/A              N/A
    End of period                             $11.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          535              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.54             N/A              N/A              N/A
    End of period                             $11.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,229             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $11.95             N/A              N/A              N/A
    End of period                             $11.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.37             N/A              N/A              N/A
    End of period                             $10.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          224              N/A              N/A              N/A

JNL/S&P Managed Conservative Division(688)

  Accumulation unit value:
    Beginning of period                       $10.29            $9.96             N/A              N/A
    End of period                             $10.43           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                          187               -               N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                       $10.14             N/A              N/A              N/A
    End of period                             $10.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                       $11.93             N/A              N/A              N/A
    End of period                             $15.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,958             N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.345%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division(611)

  Accumulation unit value:
    Beginning of period                       $19.18           $17.24             N/A              N/A
    End of period                             $19.89           $19.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                          76               94               N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(722)

  Accumulation unit value:
    Beginning of period                       $21.02           $20.67             N/A              N/A
    End of period                             $21.62           $21.02             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,174            1,963             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                       $11.20             N/A              N/A              N/A
    End of period                             $11.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,263             N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(567)

  Accumulation unit value:
    Beginning of period                         N/A            $14.34             N/A              N/A
    End of period                               N/A            $14.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(611)

  Accumulation unit value:
    Beginning of period                       $14.23           $13.92             N/A              N/A
    End of period                             $14.22           $14.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                          630             1,787             N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(611)

  Accumulation unit value:
    Beginning of period                       $17.01           $16.18             N/A              N/A
    End of period                             $17.05           $17.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                          81               100              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(737)

  Accumulation unit value:
    Beginning of period                       $23.54           $23.54             N/A              N/A
    End of period                             $24.40           $23.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                          94               39               N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                       $30.35             N/A              N/A              N/A
    End of period                             $34.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           2               N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(611)

  Accumulation unit value:
    Beginning of period                       $18.10           $16.35             N/A              N/A
    End of period                             $18.12           $18.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                          81               99               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(575)

  Accumulation unit value:
    Beginning of period                       $11.83           $10.74             N/A              N/A
    End of period                             $12.30           $11.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,658           13,109             N/A              N/A

JNL/S&P Managed Growth Division(540)

  Accumulation unit value:
    Beginning of period                       $12.11           $11.20             N/A              N/A
    End of period                             $12.71           $12.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                          669              627              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(728)

  Accumulation unit value:
    Beginning of period                       $11.70           $11.69             N/A              N/A
    End of period                             $12.39           $11.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                          14                -               N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(633)

  Accumulation unit value:
    Beginning of period                       $10.22            $9.31             N/A              N/A
    End of period                             $10.42           $10.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,855            1,708             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                       $12.57             N/A              N/A              N/A
    End of period                             $13.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,774             N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(611)

  Accumulation unit value:
    Beginning of period                        $9.81            $8.51             N/A              N/A
    End of period                             $11.36            $9.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,686             190              N/A              N/A

JNL/PIMCO Total Return Bond Division(611)

  Accumulation unit value:
    Beginning of period                       $13.09           $12.79             N/A              N/A
    End of period                             $13.09           $13.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                          888             1,022             N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                       $12.30             N/A              N/A              N/A
    End of period                             $13.05             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          392              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                       $14.67             N/A              N/A              N/A
    End of period                             $14.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          966              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(611)

  Accumulation unit value:
    Beginning of period                       $13.72           $12.63             N/A              N/A
    End of period                             $14.02           $13.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                          104              128              N/A              N/A

JNL/Lazard Mid Cap Value Division(611)

  Accumulation unit value:
    Beginning of period                       $16.16           $14.38             N/A              N/A
    End of period                             $17.18           $16.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                          188              794              N/A              N/A

JNL/MCM Bond Index Division(726)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.86             N/A              N/A
    End of period                             $10.75           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                          301              23               N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.26           $11.95             N/A              N/A
    End of period                             $12.18           $12.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                          161            24,937             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(704)

  Accumulation unit value:
    Beginning of period                       $13.76           $13.24             N/A              N/A
    End of period                             $12.67           $13.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                          395              351              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(611)

  Accumulation unit value:
    Beginning of period                       $12.65           $11.53             N/A              N/A
    End of period                             $13.12           $12.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                          525             2,411             N/A              N/A

JNL/FMR Balanced Division(612)

  Accumulation unit value:
    Beginning of period                        $9.75            $9.08             N/A              N/A
    End of period                             $10.48            $9.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,011              -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(611)

  Accumulation unit value:
    Beginning of period                       $10.95            $9.60             N/A              N/A
    End of period                             $12.17           $10.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                          145              169              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(704)

  Accumulation unit value:
    Beginning of period                       $15.20           $14.66             N/A              N/A
    End of period                             $16.35           $15.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,728             903              N/A              N/A

JNL/MCM 25 Division NY I(704)

  Accumulation unit value:
    Beginning of period                       $15.73           $15.09             N/A              N/A
    End of period                             $14.90           $15.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,634             209              N/A              N/A

JNL/MCM Select Small-Cap Division
NY I(704)

  Accumulation unit value:
    Beginning of period                       $17.07           $16.04             N/A              N/A
    End of period                             $18.14           $17.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                          385              196              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I(704)

  Accumulation unit value:
    Beginning of period                       $12.85           $12.30             N/A              N/A
    End of period                             $17.22           $12.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,711             378              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(611)

  Accumulation unit value:
    Beginning of period                       $16.10           $14.72             N/A              N/A
    End of period                             $17.01           $16.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                          214              220              N/A              N/A

JNL/MCM Consumer Brands Sector
Division(633)

  Accumulation unit value:
    Beginning of period                       $10.37            $9.04             N/A              N/A
    End of period                              $9.88           $10.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               832              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                        $4.97             N/A              N/A              N/A
    End of period                              $5.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          311              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                       $10.23             N/A              N/A              N/A
    End of period                             $10.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(612)

  Accumulation unit value:
    Beginning of period                       $16.56           $14.56             N/A              N/A
    End of period                             $22.13           $16.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,475              -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division(611)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.40             N/A              N/A
    End of period                             $11.37           $10.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                          253              311              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(877)

  Accumulation unit value:
    Beginning of period                       $11.09             N/A              N/A              N/A
    End of period                             $11.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,118             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(858)

  Accumulation unit value:
    Beginning of period                       $10.33             N/A              N/A              N/A
    End of period                             $10.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           7               N/A              N/A              N/A

JNL/MCM JNL 5 Division(722)

  Accumulation unit value:
    Beginning of period                       $10.89           $10.53             N/A              N/A
    End of period                             $11.77           $10.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,161            4,795             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $11.12             N/A              N/A              N/A
    End of period                             $11.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,174             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.43             N/A              N/A              N/A
    End of period                             $10.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/S&P Managed Conservative Division(688)

  Accumulation unit value:
    Beginning of period                       $10.29            $9.96             N/A              N/A
    End of period                             $10.43           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/MCM Nasdaq 15 Division NY(727)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.70             N/A              N/A
    End of period                             $10.47           $10.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                          143              143              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(697)

  Accumulation unit value:
    Beginning of period                       $11.35           $10.31             N/A              N/A
    End of period                             $15.41           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,296            2,902             N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.35%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                        $7.59             N/A              N/A              N/A
    End of period                              $8.03             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,418             N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                       $21.69             N/A              N/A              N/A
    End of period                             $21.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          79               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(439)

  Accumulation unit value:
    Beginning of period                         N/A            $14.28           $13.84             N/A
    End of period                               N/A            $14.66           $14.28             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -              2,787             N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                       $21.80             N/A              N/A              N/A
    End of period                             $24.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          491              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                       $34.12             N/A              N/A              N/A
    End of period                             $34.04             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          50               N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                       $11.50             N/A              N/A              N/A
    End of period                             $12.29             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,077             N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                       $11.86             N/A              N/A              N/A
    End of period                             $13.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          836              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                       $11.36             N/A              N/A              N/A
    End of period                             $11.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          151              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                       $14.02             N/A              N/A              N/A
    End of period                             $14.02             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          122              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                       $17.18             N/A              N/A              N/A
    End of period                             $17.17             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          100              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.26           $11.94             N/A              N/A
    End of period                             $12.18           $12.26             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,422            3,422             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(439)

  Accumulation unit value:
    Beginning of period                       $13.76           $13.67           $11.98             N/A
    End of period                             $12.67           $13.76           $13.67             N/A
  Accumulation units outstanding
  at the end of period                         1,422            1,288            1,288             N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division(439)

  Accumulation unit value:
    Beginning of period                        $9.75            $9.12            $8.74             N/A
    End of period                             $10.49            $9.75            $9.12             N/A
  Accumulation units outstanding
  at the end of period                         4,576            4,414            4,414             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                       $12.17             N/A              N/A              N/A
    End of period                             $12.16             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          140              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(439)

  Accumulation unit value:
    Beginning of period                       $15.20           $12.24           $11.72             N/A
    End of period                             $16.35           $15.20           $12.24             N/A
  Accumulation units outstanding
  at the end of period                         1,317            1,317            1,317             N/A

JNL/MCM 25 Division NY I(439)

  Accumulation unit value:
    Beginning of period                       $15.73           $13.20           $11.47             N/A
    End of period                             $14.90           $15.73           $13.20             N/A
  Accumulation units outstanding
  at the end of period                         1,346            1,346            1,346             N/A

JNL/MCM Select Small-Cap Division
NY I(439)

  Accumulation unit value:
    Beginning of period                       $17.07           $15.57           $14.52             N/A
    End of period                             $18.13           $17.07           $15.57             N/A
  Accumulation units outstanding
  at the end of period                         1,063            1,063            1,063             N/A

JNL/MCM S&P(R) 10 Division NY I(439)

  Accumulation unit value:
    Beginning of period                       $12.85           $11.16           $10.40             N/A
    End of period                             $17.22           $12.85           $11.16             N/A
  Accumulation units outstanding
  at the end of period                         1,484            1,484            1,484             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.77             N/A              N/A              N/A
    End of period                             $10.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          317              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.36%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                       $31.07             N/A              N/A              N/A
    End of period                             $34.01             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          172              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                       $16.94             N/A              N/A              N/A
    End of period                             $18.10             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          204              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                       $11.87             N/A              N/A              N/A
    End of period                             $12.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          536              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                       $11.52             N/A              N/A              N/A
    End of period                             $12.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,186             N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(700)

  Accumulation unit value:
    Beginning of period                       $11.88           $11.28             N/A              N/A
    End of period                             $12.59           $11.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        211,022          84,262             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                       $10.20             N/A              N/A              N/A
    End of period                             $10.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,671             N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                       $12.55             N/A              N/A              N/A
    End of period                             $13.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,357             N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                       $10.95             N/A              N/A              N/A
    End of period                             $11.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,303             N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                       $12.54             N/A              N/A              N/A
    End of period                             $13.04             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,430             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                       $13.23             N/A              N/A              N/A
    End of period                             $14.63             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,056             N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                       $10.68             N/A              N/A              N/A
    End of period                             $10.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          687              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                       $13.00             N/A              N/A              N/A
    End of period                             $12.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          36               N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                       $14.75             N/A              N/A              N/A
    End of period                             $16.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          34               N/A              N/A              N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                       $15.59             N/A              N/A              N/A
    End of period                             $14.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          32               N/A              N/A              N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                       $16.66             N/A              N/A              N/A
    End of period                             $18.13             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          31               N/A              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                       $13.78             N/A              N/A              N/A
    End of period                             $17.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          39               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $11.36             N/A              N/A              N/A
    End of period                             $12.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          299              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $11.12             N/A              N/A              N/A
    End of period                             $11.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,301             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.50             N/A              N/A              N/A
    End of period                             $10.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          613              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                       $15.16             N/A              N/A              N/A
    End of period                             $15.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          941              N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.37%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(487)

  Accumulation unit value:
    Beginning of period                        $7.88            $7.23             N/A              N/A
    End of period                              $8.02            $7.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,730            3,730             N/A              N/A

JNL/FMR Capital Growth Division(611)

  Accumulation unit value:
    Beginning of period                       $19.13           $17.20             N/A              N/A
    End of period                             $19.84           $19.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,307            4,193             N/A              N/A

JNL/Select Large Cap Growth Division(628)

  Accumulation unit value:
    Beginning of period                       $23.78           $21.23             N/A              N/A
    End of period                             $24.31           $23.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,799            1,888             N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(593)

  Accumulation unit value:
    Beginning of period                       $20.97           $19.41             N/A              N/A
    End of period                             $21.57           $20.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,924           11,582             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                       $18.77             N/A              N/A              N/A
    End of period                             $19.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          40               N/A              N/A              N/A

JNL/Putnam Value Equity Division(628)

  Accumulation unit value:
    Beginning of period                       $18.06           $16.51             N/A              N/A
    End of period                             $18.50           $18.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,775            2,615             N/A              N/A

JNL/Select Money Market Division(589)

  Accumulation unit value:
    Beginning of period                       $11.14           $11.23             N/A              N/A
    End of period                             $11.18           $11.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,993            9,310             N/A              N/A

JNL/PPM America High Yield Bond
Division(606)

  Accumulation unit value:
    Beginning of period                         N/A            $14.13             N/A              N/A
    End of period                               N/A            $14.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(606)

  Accumulation unit value:
    Beginning of period                       $14.19           $13.79             N/A              N/A
    End of period                             $14.19           $14.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,338            8,015             N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(640)

  Accumulation unit value:
    Beginning of period                       $16.97           $16.35             N/A              N/A
    End of period                             $17.00           $16.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,453            3,028             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(487)

  Accumulation unit value:
    Beginning of period                       $23.49           $21.86             N/A              N/A
    End of period                             $24.34           $23.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,945            3,295             N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(487)

  Accumulation unit value:
    Beginning of period                       $30.49           $26.47             N/A              N/A
    End of period                             $33.97           $30.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,146            1,369             N/A              N/A

JNL/JPMorgan International Equity
Division(628)

  Accumulation unit value:
    Beginning of period                       $12.28           $10.34             N/A              N/A
    End of period                             $13.27           $12.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,873            3,016             N/A              N/A

JNL/Alger Growth Division(634)

  Accumulation unit value:
    Beginning of period                       $15.96           $14.03             N/A              N/A
    End of period                             $17.50           $15.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,709            1,315             N/A              N/A

JNL/Eagle Core Equity Division(646)

  Accumulation unit value:
    Beginning of period                       $15.86           $14.21             N/A              N/A
    End of period                             $16.01           $15.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,989            5,672             N/A              N/A

JNL/Eagle SmallCap Equity Division(611)

  Accumulation unit value:
    Beginning of period                       $18.06           $16.32             N/A              N/A
    End of period                             $18.08           $18.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,279            2,442             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(487)

  Accumulation unit value:
    Beginning of period                       $11.81           $11.01             N/A              N/A
    End of period                             $12.27           $11.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        96,546           107,023            N/A              N/A

JNL/S&P Managed Growth Division(487)

  Accumulation unit value:
    Beginning of period                       $12.09           $11.10             N/A              N/A
    End of period                             $12.69           $12.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                        91,148           87,253             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.88           $10.94             N/A              N/A
    End of period                             $12.58           $11.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        249,284          250,959            N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(598)

  Accumulation unit value:
    Beginning of period                         N/A             $9.77             N/A              N/A
    End of period                               N/A             $9.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I(602)

  Accumulation unit value:
    Beginning of period                         N/A            $10.13             N/A              N/A
    End of period                               N/A            $10.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(511)

  Accumulation unit value:
    Beginning of period                       $10.21            $9.74             N/A              N/A
    End of period                             $10.41           $10.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                        48,025           43,808             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(506)

  Accumulation unit value:
    Beginning of period                       $12.50           $11.26             N/A              N/A
    End of period                             $13.67           $12.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                        36,909           36,137             N/A              N/A

JNL/Alliance Capital Growth Division(506)

  Accumulation unit value:
    Beginning of period                        $9.29            $9.09             N/A              N/A
    End of period                              $8.42            $9.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               452              N/A              N/A

JNL/JPMorgan International Value
Division(611)

  Accumulation unit value:
    Beginning of period                        $9.79            $8.50             N/A              N/A
    End of period                             $11.34            $9.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,032            7,098             N/A              N/A

JNL/PIMCO Total Return Bond Division(487)

  Accumulation unit value:
    Beginning of period                       $13.07           $12.77             N/A              N/A
    End of period                             $13.06           $13.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,618           28,067             N/A              N/A

JNL/MCM Small Cap Index Division(506)

  Accumulation unit value:
    Beginning of period                       $12.81           $11.62             N/A              N/A
    End of period                             $13.04           $12.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                        30,378           29,006             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(506)

  Accumulation unit value:
    Beginning of period                       $13.21           $11.45             N/A              N/A
    End of period                             $14.62           $13.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,212           23,638             N/A              N/A

JNL/Lazard Small Cap Value Division(640)

  Accumulation unit value:
    Beginning of period                       $13.69           $11.45             N/A              N/A
    End of period                             $14.00           $13.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,305            9,502             N/A              N/A

JNL/Lazard Mid Cap Value Division(611)

  Accumulation unit value:
    Beginning of period                       $16.14           $14.35             N/A              N/A
    End of period                             $17.15           $16.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,102           10,465             N/A              N/A

JNL/MCM Bond Index Division(506)

  Accumulation unit value:
    Beginning of period                       $10.80           $10.73             N/A              N/A
    End of period                             $10.74           $10.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                        38,726           35,735             N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.24           $11.93             N/A              N/A
    End of period                             $12.16           $12.24             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,918            9,583             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division(633)

  Accumulation unit value:
    Beginning of period                         N/A             $9.75             N/A              N/A
    End of period                               N/A            $10.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/MCM DowSM 10 Division NY I(619)

  Accumulation unit value:
    Beginning of period                       $13.75           $12.67             N/A              N/A
    End of period                             $12.66           $13.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,678            6,484             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(487)

  Accumulation unit value:
    Beginning of period                       $12.63           $11.22             N/A              N/A
    End of period                             $13.10           $12.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,440           17,543             N/A              N/A

JNL/FMR Balanced Division(641)

  Accumulation unit value:
    Beginning of period                        $9.74            $8.74             N/A              N/A
    End of period                             $10.47            $9.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,283            7,391             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(593)

  Accumulation unit value:
    Beginning of period                       $10.94            $9.54             N/A              N/A
    End of period                             $12.15           $10.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,863           18,763             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(606)

  Accumulation unit value:
    Beginning of period                       $15.19           $12.67             N/A              N/A
    End of period                             $16.34           $15.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,355            8,247             N/A              N/A

JNL/MCM 25 Division NY I(606)

  Accumulation unit value:
    Beginning of period                       $15.72           $14.24             N/A              N/A
    End of period                             $14.88           $15.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,124            6,610             N/A              N/A

JNL/MCM Select Small-Cap Division
NY I(619)

  Accumulation unit value:
    Beginning of period                       $17.06           $14.76             N/A              N/A
    End of period                             $18.12           $17.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,678            3,650             N/A              N/A

JNL/MCM S&P(R) 10 Division NY I(606)

  Accumulation unit value:
    Beginning of period                       $12.84           $11.48             N/A              N/A
    End of period                             $17.21           $12.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,553            6,764             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(611)

  Accumulation unit value:
    Beginning of period                       $16.09           $14.72             N/A              N/A
    End of period                             $16.99           $16.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                        13,347           12,076             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(634)

  Accumulation unit value:
    Beginning of period                       $10.35            $8.86             N/A              N/A
    End of period                              $9.87           $10.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,570            1,570             N/A              N/A

JNL/MCM Technology Sector Division(692)

  Accumulation unit value:
    Beginning of period                        $5.44            $5.03             N/A              N/A
    End of period                              $5.44            $5.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                          28               26               N/A              N/A

JNL/MCM Healthcare Sector Division(606)

  Accumulation unit value:
    Beginning of period                       $10.25           $10.31             N/A              N/A
    End of period                             $10.77           $10.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,077            2,724             N/A              N/A

JNL/MCM Financial Sector Division(634)

  Accumulation unit value:
    Beginning of period                       $11.53           $10.18             N/A              N/A
    End of period                             $11.95           $11.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,365            7,750             N/A              N/A

JNL/MCM Oil & Gas Sector Division(644)

  Accumulation unit value:
    Beginning of period                       $16.54           $14.17             N/A              N/A
    End of period                             $22.10           $16.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,731            1,131             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector
Division(670)

  Accumulation unit value:
    Beginning of period                        $4.33            $3.98             N/A              N/A
    End of period                              $4.27            $4.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                          545              546              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(621)

  Accumulation unit value:
    Beginning of period                       $11.57           $10.37             N/A              N/A
    End of period                             $12.25           $11.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                          566              340              N/A              N/A

JNL/AIM Large Cap Growth Division(621)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.02             N/A              N/A
    End of period                             $11.36           $10.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,669            2,197             N/A              N/A

JNL/AIM Real Estate Division(944)

  Accumulation unit value:
    Beginning of period                       $10.74             N/A              N/A              N/A
    End of period                             $11.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          70               N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(944)

  Accumulation unit value:
    Beginning of period                       $10.66             N/A              N/A              N/A
    End of period                             $10.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          48               N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $11.43             N/A              N/A              N/A
    End of period                             $11.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          273              N/A              N/A              N/A

JNL/MCM VIP Division(694)

  Accumulation unit value:
    Beginning of period                       $11.05           $10.09             N/A              N/A
    End of period                             $11.85           $11.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,801            1,801             N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.25             N/A              N/A              N/A
    End of period                             $10.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        18,701             N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                       $10.65             N/A              N/A              N/A
    End of period                             $10.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,685             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(694)

  Accumulation unit value:
    Beginning of period                       $11.35           $10.09             N/A              N/A
    End of period                             $15.40           $11.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,500            1,863             N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.395%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(582)

  Accumulation unit value:
    Beginning of period                        $7.87            $7.09             N/A              N/A
    End of period                              $8.01            $7.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                          233              234              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(473)

  Accumulation unit value:
    Beginning of period                       $20.92           $19.33           $18.85             N/A
    End of period                             $21.51           $20.92           $19.33             N/A
  Accumulation units outstanding
  at the end of period                          224              225              225              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(473)

  Accumulation unit value:
    Beginning of period                       $23.43           $21.84           $21.05             N/A
    End of period                             $24.27           $23.43           $21.84             N/A
  Accumulation units outstanding
  at the end of period                          402              402              402              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(648)

  Accumulation unit value:
    Beginning of period                       $30.41           $26.14             N/A              N/A
    End of period                             $33.88           $30.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                          407              423              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division(641)

  Accumulation unit value:
    Beginning of period                       $15.92           $13.80             N/A              N/A
    End of period                             $17.46           $15.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,265            1,265             N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(582)

  Accumulation unit value:
    Beginning of period                       $11.79           $10.74             N/A              N/A
    End of period                             $12.25           $11.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,536             309              N/A              N/A

JNL/S&P Managed Growth Division(503)

  Accumulation unit value:
    Beginning of period                       $12.07           $11.37             N/A              N/A
    End of period                             $12.67           $12.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,356           12,305             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.86           $10.92             N/A              N/A
    End of period                             $12.56           $11.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,333            5,218             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(473)

  Accumulation unit value:
    Beginning of period                       $10.21            $9.50            $9.16             N/A
    End of period                             $10.40           $10.21            $9.50             N/A
  Accumulation units outstanding
  at the end of period                         1,318            1,319             924              N/A

JNL/MCM S&P 400 MidCap Index Division(693)

  Accumulation unit value:
    Beginning of period                       $12.49           $11.35             N/A              N/A
    End of period                             $13.66           $12.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                          331              331              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(693)

  Accumulation unit value:
    Beginning of period                       $12.80           $11.55             N/A              N/A
    End of period                             $13.03           $12.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                          325              326              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(693)

  Accumulation unit value:
    Beginning of period                       $13.20           $11.95             N/A              N/A
    End of period                             $14.61           $13.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                          314              315              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division(648)

  Accumulation unit value:
    Beginning of period                         N/A             $9.80             N/A              N/A
    End of period                               N/A            $10.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/MCM DowSM 10 Division NY I(615)

  Accumulation unit value:
    Beginning of period                       $13.74           $12.78             N/A              N/A
    End of period                             $12.65           $13.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,464            5,259             N/A              N/A

JNL/Putnam Midcap Growth Division(473)

  Accumulation unit value:
    Beginning of period                        $7.23            $6.25            $6.13             N/A
    End of period                              $7.92            $7.23            $6.25             N/A
  Accumulation units outstanding
  at the end of period                          690              691              691              N/A

JNL/T. Rowe Price Value Division(473)

  Accumulation unit value:
    Beginning of period                       $12.62           $11.22           $10.70             N/A
    End of period                             $13.08           $12.62           $11.22             N/A
  Accumulation units outstanding
  at the end of period                         2,495            2,495             396              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(582)

  Accumulation unit value:
    Beginning of period                       $10.93            $9.24             N/A              N/A
    End of period                             $12.14           $10.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,924            1,997             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(615)

  Accumulation unit value:
    Beginning of period                       $15.18           $12.63             N/A              N/A
    End of period                             $16.33           $15.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,513            5,284             N/A              N/A

JNL/MCM 25 Division NY I(615)

  Accumulation unit value:
    Beginning of period                       $15.71           $14.02             N/A              N/A
    End of period                             $14.87           $15.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,239            3,546             N/A              N/A

JNL/MCM Select Small-Cap Division
NY I(615)

  Accumulation unit value:
    Beginning of period                       $17.05           $14.82             N/A              N/A
    End of period                             $18.10           $17.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,595            3,470             N/A              N/A

JNL/MCM S&P(R) 10 Division NY I(615)

  Accumulation unit value:
    Beginning of period                       $12.84           $11.03             N/A              N/A
    End of period                             $17.19           $12.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,946            6,176             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division(473)

  Accumulation unit value:
    Beginning of period                         N/A             $9.23            $8.94             N/A
    End of period                               N/A             $9.00            $9.23             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               947              N/A

JNL/AIM Small Cap Growth Division(473)

  Accumulation unit value:
    Beginning of period                       $11.56           $11.08           $10.76             N/A
    End of period                             $12.24           $11.56           $11.08             N/A
  Accumulation units outstanding
  at the end of period                           -               393              394              N/A

JNL/AIM Large Cap Growth Division(569)

  Accumulation unit value:
    Beginning of period                       $10.84           $10.09             N/A              N/A
    End of period                             $11.35           $10.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               845              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.75             N/A              N/A              N/A
    End of period                             $11.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,038             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.32             N/A              N/A              N/A
    End of period                             $10.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        31,629             N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.40%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(596)

  Accumulation unit value:
    Beginning of period                        $7.87            $7.36             N/A              N/A
    End of period                              $8.01            $7.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,526            5,445             N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                       $17.25             N/A              N/A              N/A
    End of period                             $19.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,695             N/A              N/A              N/A

JNL/Select Large Cap Growth Division(596)

  Accumulation unit value:
    Beginning of period                       $23.72           $23.00             N/A              N/A
    End of period                             $24.24           $23.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,951            2,424             N/A              N/A

JNL/Select Global Growth Division(596)

  Accumulation unit value:
    Beginning of period                       $21.08           $19.17             N/A              N/A
    End of period                             $20.97           $21.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,894            1,640             N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                       $20.88             N/A              N/A              N/A
    End of period                             $21.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,213             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division(621)

  Accumulation unit value:
    Beginning of period                       $11.11           $11.17             N/A              N/A
    End of period                             $11.14           $11.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/PPM America High Yield Bond
Division(596)

  Accumulation unit value:
    Beginning of period                         N/A            $13.99             N/A              N/A
    End of period                               N/A            $14.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                       $16.82             N/A              N/A              N/A
    End of period                             $16.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,306             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(596)

  Accumulation unit value:
    Beginning of period                       $23.42           $21.92             N/A              N/A
    End of period                             $24.26           $23.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,035            1,447             N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(596)

  Accumulation unit value:
    Beginning of period                       $30.40           $27.35             N/A              N/A
    End of period                             $33.87           $30.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,485            1,149             N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                       $12.28             N/A              N/A              N/A
    End of period                             $12.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/S&P Managed Growth Division(680)

  Accumulation unit value:
    Beginning of period                       $12.07           $11.17             N/A              N/A
    End of period                             $12.66           $12.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                          319              321              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(596)

  Accumulation unit value:
    Beginning of period                       $10.21            $9.60             N/A              N/A
    End of period                             $10.40           $10.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,258           11,309             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(596)

  Accumulation unit value:
    Beginning of period                       $12.49           $11.30             N/A              N/A
    End of period                             $13.65           $12.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,776            6,794             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(596)

  Accumulation unit value:
    Beginning of period                        $9.77            $8.40             N/A              N/A
    End of period                             $11.31            $9.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,001            3,688             N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(596)

  Accumulation unit value:
    Beginning of period                       $12.80           $11.31             N/A              N/A
    End of period                             $13.02           $12.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,797            6,823             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(596)

  Accumulation unit value:
    Beginning of period                       $13.20           $11.48             N/A              N/A
    End of period                             $14.61           $13.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,476            6,588             N/A              N/A

JNL/Lazard Small Cap Value Division(596)

  Accumulation unit value:
    Beginning of period                       $13.67           $12.33             N/A              N/A
    End of period                             $13.96           $13.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,195            5,076             N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                       $15.48             N/A              N/A              N/A
    End of period                             $17.11             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,654             N/A              N/A              N/A

JNL/MCM Bond Index Division(652)

  Accumulation unit value:
    Beginning of period                       $10.79           $10.77             N/A              N/A
    End of period                             $10.73           $10.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,856            1,856             N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.22           $11.90             N/A              N/A
    End of period                             $12.13           $12.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,471            4,110             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(596)

  Accumulation unit value:
    Beginning of period                       $13.74           $13.06             N/A              N/A
    End of period                             $12.65           $13.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,410            3,514             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(596)

  Accumulation unit value:
    Beginning of period                       $12.62           $11.42             N/A              N/A
    End of period                             $13.07           $12.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,484            2,723             N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                        $9.50             N/A              N/A              N/A
    End of period                             $10.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,342             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(596)

  Accumulation unit value:
    Beginning of period                       $10.93            $9.54             N/A              N/A
    End of period                             $12.14           $10.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,479            4,099             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                        $7.72             N/A              N/A              N/A
    End of period                              $8.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,425             N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(652)

  Accumulation unit value:
    Beginning of period                       $15.18           $12.95             N/A              N/A
    End of period                             $16.32           $15.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,053            1,094             N/A              N/A

JNL/MCM 25 Division NY I(652)

  Accumulation unit value:
    Beginning of period                       $15.71           $14.00             N/A              N/A
    End of period                             $14.87           $15.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                          974             1,012             N/A              N/A

JNL/MCM Select Small-Cap Division
NY I(652)

  Accumulation unit value:
    Beginning of period                       $17.05           $13.68             N/A              N/A
    End of period                             $18.10           $17.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,293            1,035             N/A              N/A

JNL/MCM S&P(R) 10 Division NY I(652)

  Accumulation unit value:
    Beginning of period                       $12.83           $10.80             N/A              N/A
    End of period                             $17.19           $12.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,263            1,312             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(596)

  Accumulation unit value:
    Beginning of period                       $16.08           $14.71             N/A              N/A
    End of period                             $16.98           $16.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,436            2,123             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division(596)

  Accumulation unit value:
    Beginning of period                        $5.43            $5.29             N/A              N/A
    End of period                              $5.43            $5.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,158            6,175             N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(914)

  Accumulation unit value:
    Beginning of period                       $11.19             N/A              N/A              N/A
    End of period                             $11.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,564             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.55             N/A              N/A              N/A
    End of period                             $11.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,259             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.41%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                       $20.68             N/A              N/A              N/A
    End of period                             $21.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,325             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                       $16.71             N/A              N/A              N/A
    End of period                             $16.93             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,639             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                       $12.95             N/A              N/A              N/A
    End of period                             $13.02             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,116             N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division NY I(699)

  Accumulation unit value:
    Beginning of period                       $15.71           $14.82             N/A              N/A
    End of period                             $14.86           $15.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,158            4,365             N/A              N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                       $10.27             N/A              N/A              N/A
    End of period                             $10.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,666             N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.88             N/A              N/A              N/A
    End of period                             $11.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,518             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.54             N/A              N/A              N/A
    End of period                             $10.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        36,877             N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A


Accumulation Unit Values
Contract with Endorsements - 2.42%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                        $7.87             N/A              N/A              N/A
    End of period                              $8.00             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,413             N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                       $19.17             N/A              N/A              N/A
    End of period                             $19.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          29               N/A              N/A              N/A

JNL/Select Large Cap Growth Division(693)

  Accumulation unit value:
    Beginning of period                       $23.67           $21.97             N/A              N/A
    End of period                             $24.18           $23.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,841            3,437             N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                       $20.05             N/A              N/A              N/A
    End of period                             $20.93             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          42               N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                       $20.77             N/A              N/A              N/A
    End of period                             $21.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,332             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division(733)

  Accumulation unit value:
    Beginning of period                       $11.09           $11.09             N/A              N/A
    End of period                             $11.12           $11.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                          470              38               N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(733)

  Accumulation unit value:
    Beginning of period                       $14.12           $14.06             N/A              N/A
    End of period                             $14.11           $14.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,027             18               N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(699)

  Accumulation unit value:
    Beginning of period                       $16.88           $16.64             N/A              N/A
    End of period                             $16.91           $16.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,987            2,544             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(699)

  Accumulation unit value:
    Beginning of period                       $23.37           $22.30             N/A              N/A
    End of period                             $24.20           $23.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,392            2,946             N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(693)

  Accumulation unit value:
    Beginning of period                       $30.34           $27.85             N/A              N/A
    End of period                             $33.79           $30.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,485             191              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                       $11.77             N/A              N/A              N/A
    End of period                             $13.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,463             N/A              N/A              N/A

JNL/Alger Growth Division(733)

  Accumulation unit value:
    Beginning of period                       $15.89           $15.73             N/A              N/A
    End of period                             $17.41           $15.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,578             42               N/A              N/A

JNL/Eagle Core Equity Division(693)

  Accumulation unit value:
    Beginning of period                       $15.79           $14.60             N/A              N/A
    End of period                             $15.94           $15.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,881            4,361             N/A              N/A

JNL/Eagle SmallCap Equity Division(733)

  Accumulation unit value:
    Beginning of period                       $17.98           $17.75             N/A              N/A
    End of period                             $18.00           $17.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,385             249              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(693)

  Accumulation unit value:
    Beginning of period                       $11.77           $11.08             N/A              N/A
    End of period                             $12.22           $11.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                        84,589            5,134             N/A              N/A

JNL/S&P Managed Growth Division(677)

  Accumulation unit value:
    Beginning of period                       $12.05           $11.26             N/A              N/A
    End of period                             $12.64           $12.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                        52,052            1,087             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(677)

  Accumulation unit value:
    Beginning of period                       $11.84           $10.99             N/A              N/A
    End of period                             $12.53           $11.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                        399,040          43,014             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(712)

  Accumulation unit value:
    Beginning of period                       $10.20            $9.96             N/A              N/A
    End of period                             $10.39           $10.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                        36,524             129              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                       $11.91             N/A              N/A              N/A
    End of period                             $13.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,302             N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(693)

  Accumulation unit value:
    Beginning of period                        $9.76            $8.83             N/A              N/A
    End of period                             $11.30            $9.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,916             961              N/A              N/A

JNL/PIMCO Total Return Bond Division(699)

  Accumulation unit value:
    Beginning of period                       $13.03           $12.99             N/A              N/A
    End of period                             $13.01           $13.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                        17,405            6,900             N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                       $11.98             N/A              N/A              N/A
    End of period                             $13.01             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,524             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(733)

  Accumulation unit value:
    Beginning of period                       $13.19           $13.14             N/A              N/A
    End of period                             $14.59           $13.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,287             38               N/A              N/A

JNL/Lazard Small Cap Value Division(693)

  Accumulation unit value:
    Beginning of period                       $13.65           $12.43             N/A              N/A
    End of period                             $13.94           $13.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,187             845              N/A              N/A

JNL/Lazard Mid Cap Value Division(693)

  Accumulation unit value:
    Beginning of period                       $16.08           $14.51             N/A              N/A
    End of period                             $17.08           $16.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,616             714              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                       $10.83             N/A              N/A              N/A
    End of period                             $10.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,841             N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(733)

  Accumulation unit value:
    Beginning of period                       $12.19           $12.18             N/A              N/A
    End of period                             $12.10           $12.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                          937              21               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(616)

  Accumulation unit value:
    Beginning of period                       $13.73           $12.85             N/A              N/A
    End of period                             $12.64           $13.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                        27,747            4,692             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                        $7.07             N/A              N/A              N/A
    End of period                              $7.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          729              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(733)

  Accumulation unit value:
    Beginning of period                       $12.60           $12.53             N/A              N/A
    End of period                             $13.06           $12.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,558             66               N/A              N/A

JNL/FMR Balanced Division(699)

  Accumulation unit value:
    Beginning of period                        $9.72            $9.34             N/A              N/A
    End of period                             $10.45            $9.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,108            6,691             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(699)

  Accumulation unit value:
    Beginning of period                       $10.92           $10.07             N/A              N/A
    End of period                             $12.12           $10.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,771            4,144             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(616)

  Accumulation unit value:
    Beginning of period                       $15.17           $12.65             N/A              N/A
    End of period                             $16.31           $15.17             N/A              N/A
  Accumulation units outstanding
  at the end of period                        44,135            4,206             N/A              N/A

JNL/MCM 25 Division NY I(616)

  Accumulation unit value:
    Beginning of period                       $15.70           $14.01             N/A              N/A
    End of period                             $14.86           $15.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                        29,344            4,597             N/A              N/A

JNL/MCM Select Small-Cap Division
NY I(616)

  Accumulation unit value:
    Beginning of period                       $17.04           $14.71             N/A              N/A
    End of period                             $18.09           $17.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,771            3,810             N/A              N/A

JNL/MCM S&P(R) 10 Division NY I(616)

  Accumulation unit value:
    Beginning of period                       $12.83           $11.02             N/A              N/A
    End of period                             $17.18           $12.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,418            5,141             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(693)

  Accumulation unit value:
    Beginning of period                       $16.07           $14.95             N/A              N/A
    End of period                             $16.97           $16.07             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,935             864              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                        $9.83             N/A              N/A              N/A
    End of period                              $9.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,793             N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                        $5.06             N/A              N/A              N/A
    End of period                              $5.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,399             N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(727)

  Accumulation unit value:
    Beginning of period                       $10.21           $10.23             N/A              N/A
    End of period                             $10.73           $10.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,029             489              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                       $10.85             N/A              N/A              N/A
    End of period                             $11.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,483             N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(712)

  Accumulation unit value:
    Beginning of period                       $16.49           $16.92             N/A              N/A
    End of period                             $22.02           $16.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,087             76               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                        $4.02             N/A              N/A              N/A
    End of period                              $4.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,311             N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $11.19             N/A              N/A              N/A
    End of period                             $12.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,662             N/A              N/A              N/A

JNL/AIM Large Cap Growth Division(733)

  Accumulation unit value:
    Beginning of period                       $10.83           $10.76             N/A              N/A
    End of period                             $11.33           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,924             39               N/A              N/A

JNL/AIM Real Estate Division(838)

  Accumulation unit value:
    Beginning of period                       $10.21             N/A              N/A              N/A
    End of period                             $11.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          802              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(838)

  Accumulation unit value:
    Beginning of period                       $10.33             N/A              N/A              N/A
    End of period                             $11.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          528              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(848)

  Accumulation unit value:
    Beginning of period                       $10.46             N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          924              N/A              N/A              N/A

JNL/MCM JNL 5 Division(693)

  Accumulation unit value:
    Beginning of period                       $10.88            $9.86             N/A              N/A
    End of period                             $11.76           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        96,872            1,270             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $10.86             N/A              N/A              N/A
    End of period                             $11.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,258             N/A              N/A              N/A

JNL/S&P Managed Moderate Division(717)

  Accumulation unit value:
    Beginning of period                       $10.48           $10.32             N/A              N/A
    End of period                             $10.74           $10.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                        135,890           7,467             N/A              N/A

JNL/S&P Managed Conservative Division(735)

  Accumulation unit value:
    Beginning of period                       $10.29           $10.27             N/A              N/A
    End of period                             $10.42           $10.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,979             604              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                        $9.84             N/A              N/A              N/A
    End of period                             $10.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,986             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                       $12.15             N/A              N/A              N/A
    End of period                             $15.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        73,379             N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.445%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(667)

  Accumulation unit value:
    Beginning of period                        $7.85            $7.19             N/A              N/A
    End of period                              $7.98            $7.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,252             843              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(521)

  Accumulation unit value:
    Beginning of period                       $14.09           $14.06             N/A              N/A
    End of period                             $14.07           $14.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                          779              756              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(667)

  Accumulation unit value:
    Beginning of period                       $16.84           $16.49             N/A              N/A
    End of period                             $16.87           $16.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                          580              376              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(667)

  Accumulation unit value:
    Beginning of period                       $30.27           $26.86             N/A              N/A
    End of period                             $33.70           $30.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                          330              222              N/A              N/A

JNL/JPMorgan International Equity
Division(667)

  Accumulation unit value:
    Beginning of period                       $12.19           $10.64             N/A              N/A
    End of period                             $13.17           $12.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                          819              559              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(504)

  Accumulation unit value:
    Beginning of period                       $11.75           $11.09             N/A              N/A
    End of period                             $12.20           $11.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,406            6,324             N/A              N/A

JNL/S&P Managed Growth Division(521)

  Accumulation unit value:
    Beginning of period                       $12.03           $11.27             N/A              N/A
    End of period                             $12.62           $12.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,106             673              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(521)

  Accumulation unit value:
    Beginning of period                       $11.82           $10.97             N/A              N/A
    End of period                             $12.51           $11.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                          433              454              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                        $9.84             N/A              N/A              N/A
    End of period                             $10.38             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,547             N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                       $12.29             N/A              N/A              N/A
    End of period                             $13.63             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,824             N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(521)

  Accumulation unit value:
    Beginning of period                        $9.74            $8.59             N/A              N/A
    End of period                             $11.28            $9.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                          241              280              N/A              N/A

JNL/PIMCO Total Return Bond Division(521)

  Accumulation unit value:
    Beginning of period                       $13.00           $12.88             N/A              N/A
    End of period                             $12.98           $13.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,080            1,229             N/A              N/A

JNL/MCM Small Cap Index Division(667)

  Accumulation unit value:
    Beginning of period                       $12.85           $11.16             N/A              N/A
    End of period                             $13.08           $12.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,756              4               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(667)

  Accumulation unit value:
    Beginning of period                       $13.22           $11.45             N/A              N/A
    End of period                             $14.63           $13.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,630              4               N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(667)

  Accumulation unit value:
    Beginning of period                       $16.05           $14.16             N/A              N/A
    End of period                             $17.05           $16.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                          624              422              N/A              N/A

JNL/MCM Bond Index Division(667)

  Accumulation unit value:
    Beginning of period                       $10.83           $10.82             N/A              N/A
    End of period                             $10.76           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,565              5               N/A              N/A

JNL/S&P Core Index 100 Division(667)

  Accumulation unit value:
    Beginning of period                         N/A            $10.07             N/A              N/A
    End of period                               N/A            $10.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                       $12.95             N/A              N/A              N/A
    End of period                             $12.63             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                       $12.44             N/A              N/A              N/A
    End of period                             $13.04             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,245             N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                       $15.30             N/A              N/A              N/A
    End of period                             $16.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                       $14.83             N/A              N/A              N/A
    End of period                             $14.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,883             N/A              N/A              N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(693)

  Accumulation unit value:
    Beginning of period                       $10.88            $9.86             N/A              N/A
    End of period                             $11.75           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        43,731            5,170             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.53             N/A              N/A              N/A
    End of period                             $10.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                       $12.18             N/A              N/A              N/A
    End of period                             $15.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          744              N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.45%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(405)

  Accumulation unit value:
    Beginning of period                        $7.85            $7.23            $6.67             N/A
    End of period                              $7.98            $7.85            $7.23             N/A
  Accumulation units outstanding
  at the end of period                        11,632            2,261              -               N/A

JNL/FMR Capital Growth Division(714)

  Accumulation unit value:
    Beginning of period                       $18.99           $18.30             N/A              N/A
    End of period                             $19.67           $18.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                          435              452              N/A              N/A

JNL/Select Large Cap Growth Division(693)

  Accumulation unit value:
    Beginning of period                       $23.60           $21.91             N/A              N/A
    End of period                             $24.11           $23.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,525            1,504             N/A              N/A

JNL/Select Global Growth Division(693)

  Accumulation unit value:
    Beginning of period                       $20.97           $19.59             N/A              N/A
    End of period                             $20.86           $20.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,382             848              N/A              N/A

JNL/Select Balanced Division(402)

  Accumulation unit value:
    Beginning of period                       $20.81           $19.24           $17.88             N/A
    End of period                             $21.39           $20.81           $19.24             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division(270)

  Accumulation unit value:
    Beginning of period                       $11.06           $11.24           $11.44             N/A
    End of period                             $11.08           $11.06           $11.24             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A

JNL/PPM America High Yield Bond
Division(202)

  Accumulation unit value:
    Beginning of period                         N/A            $14.16           $12.23           $11.63
    End of period                               N/A            $14.53           $14.16           $12.23
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(235)

  Accumulation unit value:
    Beginning of period                       $14.08           $13.90           $14.08           $13.78
    End of period                             $14.07           $14.08           $13.90           $14.08
  Accumulation units outstanding
  at the end of period                           -                -                -                -

JNL/Salomon Brothers Strategic
Bond Division(312)

  Accumulation unit value:
    Beginning of period                       $16.84           $16.14           $15.29             N/A
    End of period                             $16.86           $16.84           $16.14             N/A
  Accumulation units outstanding
  at the end of period                          36                -                -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(375)

  Accumulation unit value:
    Beginning of period                       $23.31           $21.74           $19.40             N/A
    End of period                             $24.13           $23.31           $21.74             N/A
  Accumulation units outstanding
  at the end of period                         7,594            1,130              -               N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(235)

  Accumulation unit value:
    Beginning of period                       $30.26           $26.27           $19.42           $20.46
    End of period                             $33.69           $30.26           $26.27           $19.42
  Accumulation units outstanding
  at the end of period                         4,971             870               -                -

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                       $11.75             N/A              N/A              N/A
    End of period                             $13.16             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,503             N/A              N/A              N/A

JNL/Alger Growth Division(255)

  Accumulation unit value:
    Beginning of period                       $15.84           $15.46           $11.75             N/A
    End of period                             $17.36           $15.84           $15.46             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                       $15.58             N/A              N/A              N/A
    End of period                             $15.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          709              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(406)

  Accumulation unit value:
    Beginning of period                       $17.94           $15.48           $15.13             N/A
    End of period                             $17.95           $17.94           $15.48             N/A
  Accumulation units outstanding
  at the end of period                         2,073              -                -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(360)

  Accumulation unit value:
    Beginning of period                       $11.75           $10.98           $10.25             N/A
    End of period                             $12.20           $11.75           $10.98             N/A
  Accumulation units outstanding
  at the end of period                        36,324              -                -               N/A

JNL/S&P Managed Growth Division(372)

  Accumulation unit value:
    Beginning of period                       $12.03           $11.07           $10.04             N/A
    End of period                             $12.61           $12.03           $11.07             N/A
  Accumulation units outstanding
  at the end of period                        42,685            1,920              -               N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.81           $11.81             N/A              N/A
    End of period                             $12.51           $11.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,830              -               N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(293)

  Accumulation unit value:
    Beginning of period                         N/A             $9.69            $7.66             N/A
    End of period                               N/A             $9.79            $9.69             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -                -               N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(373)

  Accumulation unit value:
    Beginning of period                       $10.19            $9.49            $8.48             N/A
    End of period                             $10.38           $10.19            $9.49             N/A
  Accumulation units outstanding
  at the end of period                        35,503            4,313              -               N/A

JNL/MCM S&P 400 MidCap Index Division(373)

  Accumulation unit value:
    Beginning of period                       $12.47           $11.04            $9.51             N/A
    End of period                             $13.63           $12.47           $11.04             N/A
  Accumulation units outstanding
  at the end of period                         7,753            1,429              -               N/A

JNL/Alliance Capital Growth Division(342)

  Accumulation unit value:
    Beginning of period                        $9.24            $8.91            $8.27             N/A
    End of period                              $8.38            $9.24            $8.91             N/A
  Accumulation units outstanding
  at the end of period                           -                -                -               N/A

JNL/JPMorgan International Value
Division(693)

  Accumulation unit value:
    Beginning of period                        $9.74            $8.81             N/A              N/A
    End of period                             $11.27            $9.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,382            1,844             N/A              N/A

JNL/PIMCO Total Return Bond Division(202)

  Accumulation unit value:
    Beginning of period                       $13.00           $12.76           $12.48           $12.23
    End of period                             $12.98           $13.00           $12.76           $12.48
  Accumulation units outstanding
  at the end of period                          729              640               -                -

JNL/MCM Small Cap Index Division(235)

  Accumulation unit value:
    Beginning of period                       $12.78           $11.15            $7.84            $8.32
    End of period                             $13.00           $12.78           $11.15            $7.84
  Accumulation units outstanding
  at the end of period                         7,952            1,389              -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(405)

  Accumulation unit value:
    Beginning of period                       $13.18           $11.31            $9.83             N/A
    End of period                             $14.58           $13.18           $11.31             N/A
  Accumulation units outstanding
  at the end of period                        18,018            1,360              -               N/A

JNL/Lazard Small Cap Value Division(202)

  Accumulation unit value:
    Beginning of period                       $13.62           $12.10            $8.93            $8.05
    End of period                             $13.91           $13.62           $12.10            $8.93
  Accumulation units outstanding
  at the end of period                        17,086            2,605              -                -

JNL/Lazard Mid Cap Value Division(202)

  Accumulation unit value:
    Beginning of period                       $16.05           $13.19           $10.49            $9.26
    End of period                             $17.04           $16.05           $13.19           $10.49
  Accumulation units outstanding
  at the end of period                         7,844             949               -                -

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division(218)

  Accumulation unit value:
    Beginning of period                         N/A            $10.07            $8.45            $8.55
    End of period                               N/A            $10.18           $10.07            $8.45
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.18           $11.86             N/A              N/A
    End of period                             $12.08           $12.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                          643              207              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(253)

  Accumulation unit value:
    Beginning of period                       $13.72           $13.65           $11.49             N/A
    End of period                             $12.63           $13.72           $13.65             N/A
  Accumulation units outstanding
  at the end of period                         8,809            3,443              -               N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(202)

  Accumulation unit value:
    Beginning of period                       $12.59           $11.20            $8.83            $7.61
    End of period                             $13.04           $12.59           $11.20            $8.83
  Accumulation units outstanding
  at the end of period                         9,874            2,095              -                -

JNL/FMR Balanced Division(244)

  Accumulation unit value:
    Beginning of period                        $9.71            $9.09            $8.19            $8.17
    End of period                             $10.43            $9.71            $9.09            $8.19
  Accumulation units outstanding
  at the end of period                         1,680            1,745              -                -






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(235)

  Accumulation unit value:
    Beginning of period                       $10.91            $9.48            $6.91            $7.37
    End of period                             $12.11           $10.91            $9.48            $6.91
  Accumulation units outstanding
  at the end of period                        13,423            2,424              -                -

JNL/Oppenheimer Growth Division(244)

  Accumulation unit value:
    Beginning of period                        $7.90            $7.76            $6.75            $6.76
    End of period                              $8.41            $7.90            $7.76            $6.75
  Accumulation units outstanding
  at the end of period                        10,556              -                -                -

JNL/MCM Global 15 Division NY I(418)

  Accumulation unit value:
    Beginning of period                       $15.16           $12.22           $11.45             N/A
    End of period                             $16.30           $15.16           $12.22             N/A
  Accumulation units outstanding
  at the end of period                         2,724            1,362              -               N/A

JNL/MCM 25 Division NY I(235)

  Accumulation unit value:
    Beginning of period                       $15.69           $13.19           $10.22           $10.73
    End of period                             $14.84           $15.69           $13.19           $10.22
  Accumulation units outstanding
  at the end of period                         3,309            1,331              -                -

JNL/MCM Select Small-Cap Division
NY I(235)

  Accumulation unit value:
    Beginning of period                       $17.03           $15.55           $10.77           $11.40
    End of period                             $18.07           $17.03           $15.55           $10.77
  Accumulation units outstanding
  at the end of period                         2,206            1,238              -                -

JNL/MCM S&P(R) 10 Division NY I(418)

  Accumulation unit value:
    Beginning of period                       $12.82           $11.14            $9.76             N/A
    End of period                             $17.16           $12.82           $11.14             N/A
  Accumulation units outstanding
  at the end of period                         2,820            1,649              -               N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(693)

  Accumulation unit value:
    Beginning of period                       $16.06           $14.94             N/A              N/A
    End of period                             $16.95           $16.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,872            1,106             N/A              N/A

JNL/MCM Consumer Brands Sector
Division(623)

  Accumulation unit value:
    Beginning of period                       $10.31           $10.31             N/A              N/A
    End of period                              $9.81           $10.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/MCM Technology Sector Division(693)

  Accumulation unit value:
    Beginning of period                        $5.42            $5.02             N/A              N/A
    End of period                              $5.42            $5.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,836            3,281             N/A              N/A

JNL/MCM Healthcare Sector Division(623)

  Accumulation unit value:
    Beginning of period                       $10.20           $10.20             N/A              N/A
    End of period                             $10.71           $10.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(711)

  Accumulation unit value:
    Beginning of period                       $16.46           $16.46             N/A              N/A
    End of period                             $21.98           $16.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                          130               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division(244)

  Accumulation unit value:
    Beginning of period                         N/A             $9.22            $7.71            $7.76
    End of period                               N/A             $8.99            $9.22            $7.71
  Accumulation units outstanding
  at the end of period                          N/A               -                -                -

JNL/AIM Small Cap Growth Division(342)

  Accumulation unit value:
    Beginning of period                       $11.54           $11.07            $9.44             N/A
    End of period                             $12.21           $11.54           $11.07             N/A
  Accumulation units outstanding
  at the end of period                         3,164              -                -               N/A

JNL/AIM Large Cap Growth Division(342)

  Accumulation unit value:
    Beginning of period                       $10.82           $10.08            $9.03             N/A
    End of period                             $11.32           $10.82           $10.08             N/A
  Accumulation units outstanding
  at the end of period                         1,533              -                -               N/A

JNL/AIM Real Estate Division(964)

  Accumulation unit value:
    Beginning of period                       $11.51             N/A              N/A              N/A
    End of period                             $11.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          13               N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(842)

  Accumulation unit value:
    Beginning of period                       $10.46             N/A              N/A              N/A
    End of period                             $11.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,198             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(964)

  Accumulation unit value:
    Beginning of period                       $11.10             N/A              N/A              N/A
    End of period                             $10.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          14               N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.51             N/A              N/A              N/A
    End of period                             $11.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,156             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.60             N/A              N/A              N/A
    End of period                             $10.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,914             N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.19             N/A              N/A              N/A
    End of period                             $10.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                       $10.74             N/A              N/A              N/A
    End of period                             $10.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          28               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                       $11.17             N/A              N/A              N/A
    End of period                             $15.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,000             N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.46%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                       $20.28             N/A              N/A              N/A
    End of period                             $21.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          81               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                       $14.11             N/A              N/A              N/A
    End of period                             $14.05             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          120              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                       $30.65             N/A              N/A              N/A
    End of period                             $33.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          170              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                       $12.43             N/A              N/A              N/A
    End of period                             $13.15             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          837              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                       $11.66             N/A              N/A              N/A
    End of period                             $12.19             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,815             N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                       $11.75             N/A              N/A              N/A
    End of period                             $12.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          181              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(708)

  Accumulation unit value:
    Beginning of period                       $10.19            $9.97             N/A              N/A
    End of period                             $10.38           $10.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,199              -               N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(708)

  Accumulation unit value:
    Beginning of period                       $12.47           $11.96             N/A              N/A
    End of period                             $13.62           $12.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,038              -               N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                       $10.38             N/A              N/A              N/A
    End of period                             $11.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,002             N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                       $13.05             N/A              N/A              N/A
    End of period                             $12.97             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          130              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(708)

  Accumulation unit value:
    Beginning of period                       $12.78           $12.23             N/A              N/A
    End of period                             $12.99           $12.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,089              -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                       $13.45             N/A              N/A              N/A
    End of period                             $14.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,885             N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                       $13.31             N/A              N/A              N/A
    End of period                             $13.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                       $16.17             N/A              N/A              N/A
    End of period                             $17.03             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Bond Index Division(708)

  Accumulation unit value:
    Beginning of period                       $10.77           $10.79             N/A              N/A
    End of period                             $10.70           $10.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,849              -               N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                       $11.78             N/A              N/A              N/A
    End of period                             $12.07             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          141              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(699)

  Accumulation unit value:
    Beginning of period                       $13.72           $13.02             N/A              N/A
    End of period                             $12.62           $13.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,020             731              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                       $12.20             N/A              N/A              N/A
    End of period                             $13.03             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          426              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(699)

  Accumulation unit value:
    Beginning of period                       $15.16           $14.24             N/A              N/A
    End of period                             $16.29           $15.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,581             660              N/A              N/A

JNL/MCM 25 Division NY I(699)

  Accumulation unit value:
    Beginning of period                       $15.69           $14.80             N/A              N/A
    End of period                             $14.84           $15.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                          890              641              N/A              N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                       $17.88             N/A              N/A              N/A
    End of period                             $18.06             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          212              N/A              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I(699)

  Accumulation unit value:
    Beginning of period                       $12.82           $11.95             N/A              N/A
    End of period                             $17.15           $12.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,127             787              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                       $15.68             N/A              N/A              N/A
    End of period                             $16.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          52               N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                       $10.26             N/A              N/A              N/A
    End of period                             $10.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,520             N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $18.54             N/A              N/A              N/A
    End of period                             $21.96             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          562              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                        $3.99             N/A              N/A              N/A
    End of period                              $4.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,605             N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(929)

  Accumulation unit value:
    Beginning of period                       $10.38             N/A              N/A              N/A
    End of period                             $11.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,504             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.61             N/A              N/A              N/A
    End of period                             $11.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,323             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $11.13             N/A              N/A              N/A
    End of period                             $11.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.41             N/A              N/A              N/A
    End of period                             $10.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,480             N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.10             N/A              N/A              N/A
    End of period                             $10.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          165              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                       $11.72             N/A              N/A              N/A
    End of period                             $15.38             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          183              N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.47%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(481)

  Accumulation unit value:
    Beginning of period                        $7.84            $7.22            $7.11             N/A
    End of period                              $7.97            $7.84            $7.22             N/A
  Accumulation units outstanding
  at the end of period                         1,271            1,150             677              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(705)

  Accumulation unit value:
    Beginning of period                       $23.56           $22.84             N/A              N/A
    End of period                             $24.05           $23.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               191              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(584)

  Accumulation unit value:
    Beginning of period                         N/A            $13.77             N/A              N/A
    End of period                               N/A            $14.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(584)

  Accumulation unit value:
    Beginning of period                       $14.06           $13.54             N/A              N/A
    End of period                             $14.04           $14.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,508             739              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(584)

  Accumulation unit value:
    Beginning of period                       $16.80           $15.70             N/A              N/A
    End of period                             $16.82           $16.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                          254              264              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(462)

  Accumulation unit value:
    Beginning of period                       $23.26           $21.70           $20.54             N/A
    End of period                             $24.08           $23.26           $21.70             N/A
  Accumulation units outstanding
  at the end of period                          618              917              347              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(462)

  Accumulation unit value:
    Beginning of period                       $30.20           $26.22           $25.53             N/A
    End of period                             $33.61           $30.20           $26.22             N/A
  Accumulation units outstanding
  at the end of period                         2,238            2,296             283              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(705)

  Accumulation unit value:
    Beginning of period                       $17.91           $16.97             N/A              N/A
    End of period                             $17.91           $17.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               256              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                       $11.73           $10.97           $10.97             N/A
    End of period                             $12.18           $11.73           $10.97             N/A
  Accumulation units outstanding
  at the end of period                        24,293           22,074            7,437             N/A

JNL/S&P Managed Growth Division(613)

  Accumulation unit value:
    Beginning of period                       $12.01           $11.07             N/A              N/A
    End of period                             $12.59           $12.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,037            7,435             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(481)

  Accumulation unit value:
    Beginning of period                       $11.80           $10.74           $10.61             N/A
    End of period                             $12.49           $11.80           $10.74             N/A
  Accumulation units outstanding
  at the end of period                         1,470            1,353             454              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(552)

  Accumulation unit value:
    Beginning of period                       $10.18            $9.75             N/A              N/A
    End of period                             $10.37           $10.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,322           14,403             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(581)

  Accumulation unit value:
    Beginning of period                       $12.46           $10.78             N/A              N/A
    End of period                             $13.62           $12.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,185            8,759             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(630)

  Accumulation unit value:
    Beginning of period                        $9.73            $8.20             N/A              N/A
    End of period                             $11.25            $9.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                          628             1,369             N/A              N/A

JNL/PIMCO Total Return Bond Division(481)

  Accumulation unit value:
    Beginning of period                       $12.98           $12.74           $12.71             N/A
    End of period                             $12.96           $12.98           $12.74             N/A
  Accumulation units outstanding
  at the end of period                         2,285            2,189             379              N/A

JNL/MCM Small Cap Index Division(552)

  Accumulation unit value:
    Beginning of period                       $12.77           $11.93             N/A              N/A
    End of period                             $12.99           $12.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,481           10,656             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(581)

  Accumulation unit value:
    Beginning of period                       $13.18           $10.82             N/A              N/A
    End of period                             $14.57           $13.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,743            8,335             N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                       $13.27             N/A              N/A              N/A
    End of period                             $13.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(630)

  Accumulation unit value:
    Beginning of period                       $16.03           $13.91             N/A              N/A
    End of period                             $17.01           $16.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                          428              146              N/A              N/A

JNL/MCM Bond Index Division(581)

  Accumulation unit value:
    Beginning of period                       $10.77           $10.43             N/A              N/A
    End of period                             $10.70           $10.77             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,739            9,913             N/A              N/A

JNL/S&P Core Index 100 Division(481)

  Accumulation unit value:
    Beginning of period                         N/A            $10.07            $9.97             N/A
    End of period                               N/A            $10.18           $10.07             N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               483              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.16           $11.85             N/A              N/A
    End of period                             $12.06           $12.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,490            2,651             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(584)

  Accumulation unit value:
    Beginning of period                       $13.72           $12.72             N/A              N/A
    End of period                             $12.62           $13.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,723            3,514             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(462)

  Accumulation unit value:
    Beginning of period                       $12.58           $11.19           $10.46             N/A
    End of period                             $13.02           $12.58           $11.19             N/A
  Accumulation units outstanding
  at the end of period                         1,469             968              676              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division(552)

  Accumulation unit value:
    Beginning of period                        $7.89            $7.95             N/A              N/A
    End of period                              $8.40            $7.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,706            3,706             N/A              N/A

JNL/MCM Global 15 Division NY I(584)

  Accumulation unit value:
    Beginning of period                       $15.16           $12.14             N/A              N/A
    End of period                             $16.28           $15.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,871            1,657             N/A              N/A

JNL/MCM 25 Division NY I(705)

  Accumulation unit value:
    Beginning of period                       $15.68           $15.02             N/A              N/A
    End of period                             $14.83           $15.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                          708              860              N/A              N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                       $16.56             N/A              N/A              N/A
    End of period                             $18.06             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          357              N/A              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I(584)

  Accumulation unit value:
    Beginning of period                       $12.81           $10.59             N/A              N/A
    End of period                             $17.15           $12.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,439            1,277             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(630)

  Accumulation unit value:
    Beginning of period                       $16.05           $14.56             N/A              N/A
    End of period                             $16.94           $16.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                          788             1,058             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division(584)

  Accumulation unit value:
    Beginning of period                        $5.41            $5.06             N/A              N/A
    End of period                              $5.41            $5.41             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,994            3,380             N/A              N/A

JNL/MCM Healthcare Sector Division(584)

  Accumulation unit value:
    Beginning of period                       $10.19           $10.10             N/A              N/A
    End of period                             $10.70           $10.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,235            1,259             N/A              N/A

JNL/MCM Financial Sector Division(672)

  Accumulation unit value:
    Beginning of period                       $11.46           $10.57             N/A              N/A
    End of period                             $11.87           $11.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                          308              185              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $19.93             N/A              N/A              N/A
    End of period                             $21.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          340              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(584)

  Accumulation unit value:
    Beginning of period                       $11.53           $10.54             N/A              N/A
    End of period                             $12.20           $11.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                          567              590              N/A              N/A

JNL/AIM Large Cap Growth Division(584)

  Accumulation unit value:
    Beginning of period                       $10.81           $10.04             N/A              N/A
    End of period                             $11.31           $10.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                          595              619              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(695)

  Accumulation unit value:
    Beginning of period                       $10.88            $9.88             N/A              N/A
    End of period                             $11.75           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,226            7,641             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.37             N/A              N/A              N/A
    End of period                             $10.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          445              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(724)

  Accumulation unit value:
    Beginning of period                       $11.34           $11.15             N/A              N/A
    End of period                             $15.38           $11.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,829             390              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.495%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(505)

  Accumulation unit value:
    Beginning of period                        $7.83            $7.33             N/A              N/A
    End of period                              $7.96            $7.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                          934             1,252             N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(505)

  Accumulation unit value:
    Beginning of period                       $23.21           $21.98             N/A              N/A
    End of period                             $24.01           $23.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                          312              418              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(505)

  Accumulation unit value:
    Beginning of period                       $11.99           $11.19             N/A              N/A
    End of period                             $12.57           $11.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                          612              820              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(505)

  Accumulation unit value:
    Beginning of period                       $12.96           $12.75             N/A              N/A
    End of period                             $12.93           $12.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                          537              720              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(507)

  Accumulation unit value:
    Beginning of period                       $13.58           $12.47             N/A              N/A
    End of period                             $13.86           $13.58             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,010            1,010             N/A              N/A

JNL/Lazard Mid Cap Value Division(507)

  Accumulation unit value:
    Beginning of period                       $16.00           $13.70             N/A              N/A
    End of period                             $16.98           $16.00             N/A              N/A
  Accumulation units outstanding
  at the end of period                          920              920              N/A              N/A

JNL/MCM Bond Index Division(553)

  Accumulation unit value:
    Beginning of period                       $10.76           $10.71             N/A              N/A
    End of period                             $10.69           $10.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,078            3,092             N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(553)

  Accumulation unit value:
    Beginning of period                       $13.71           $13.51             N/A              N/A
    End of period                             $12.61           $13.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,443            2,454             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(507)

  Accumulation unit value:
    Beginning of period                       $12.56           $11.41             N/A              N/A
    End of period                             $13.00           $12.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,104            1,104             N/A              N/A

JNL/FMR Balanced Division(542)

  Accumulation unit value:
    Beginning of period                        $9.69            $9.05             N/A              N/A
    End of period                             $10.40            $9.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,602            1,605             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(553)

  Accumulation unit value:
    Beginning of period                       $15.15           $13.54             N/A              N/A
    End of period                             $16.27           $15.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,476            2,487             N/A              N/A

JNL/MCM 25 Division NY I(553)

  Accumulation unit value:
    Beginning of period                       $15.67           $13.89             N/A              N/A
    End of period                             $14.82           $15.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,372            2,383             N/A              N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I(553)

  Accumulation unit value:
    Beginning of period                       $12.80           $11.64             N/A              N/A
    End of period                             $17.13           $12.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,871            2,883             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.50%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(758)

  Accumulation unit value:
    Beginning of period                       $20.50             N/A              N/A              N/A
    End of period                             $21.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          186              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(560)

  Accumulation unit value:
    Beginning of period                       $17.83           $16.96             N/A              N/A
    End of period                             $18.25           $17.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                          81                -               N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(758)

  Accumulation unit value:
    Beginning of period                       $14.12             N/A              N/A              N/A
    End of period                             $13.99             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          135              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(758)

  Accumulation unit value:
    Beginning of period                       $16.82             N/A              N/A              N/A
    End of period                             $16.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          341              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(758)

  Accumulation unit value:
    Beginning of period                       $22.60             N/A              N/A              N/A
    End of period                             $24.00             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          240              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(758)

  Accumulation unit value:
    Beginning of period                       $15.29             N/A              N/A              N/A
    End of period                             $15.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          312              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(943)

  Accumulation unit value:
    Beginning of period                       $12.02             N/A              N/A              N/A
    End of period                             $12.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,837             N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(828)

  Accumulation unit value:
    Beginning of period                        $9.70             N/A              N/A              N/A
    End of period                             $10.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,533             N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(886)

  Accumulation unit value:
    Beginning of period                       $13.16             N/A              N/A              N/A
    End of period                             $13.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,611             N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(560)

  Accumulation unit value:
    Beginning of period                       $12.96           $12.71             N/A              N/A
    End of period                             $12.93           $12.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                          528               -               N/A              N/A

JNL/MCM Small Cap Index Division(855)

  Accumulation unit value:
    Beginning of period                       $12.50             N/A              N/A              N/A
    End of period                             $12.97             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,674             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(828)

  Accumulation unit value:
    Beginning of period                       $12.65             N/A              N/A              N/A
    End of period                             $14.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,654             N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(758)

  Accumulation unit value:
    Beginning of period                       $15.65             N/A              N/A              N/A
    End of period                             $16.97             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          122              N/A              N/A              N/A

JNL/MCM Bond Index Division(828)

  Accumulation unit value:
    Beginning of period                       $10.75             N/A              N/A              N/A
    End of period                             $10.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,276             N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(758)

  Accumulation unit value:
    Beginning of period                       $12.07             N/A              N/A              N/A
    End of period                             $12.03             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          529              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(555)

  Accumulation unit value:
    Beginning of period                       $13.71           $13.56             N/A              N/A
    End of period                             $12.61           $13.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,248              -               N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(559)

  Accumulation unit value:
    Beginning of period                       $12.56           $11.40             N/A              N/A
    End of period                             $13.00           $12.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                          309               -               N/A              N/A

JNL/FMR Balanced Division(560)

  Accumulation unit value:
    Beginning of period                        $9.68            $9.12             N/A              N/A
    End of period                             $10.40            $9.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                          198               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(555)

  Accumulation unit value:
    Beginning of period                       $15.15           $13.48             N/A              N/A
    End of period                             $16.27           $15.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                          331               -               N/A              N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I(555)

  Accumulation unit value:
    Beginning of period                       $12.80           $11.61             N/A              N/A
    End of period                             $17.13           $12.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                          934               -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(828)

  Accumulation unit value:
    Beginning of period                       $10.50             N/A              N/A              N/A
    End of period                             $10.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          84               N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division(758)

  Accumulation unit value:
    Beginning of period                       $10.56             N/A              N/A              N/A
    End of period                             $11.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          181              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(781)

  Accumulation unit value:
    Beginning of period                       $11.26             N/A              N/A              N/A
    End of period                             $11.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,825             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division(784)

  Accumulation unit value:
    Beginning of period                       $10.41             N/A              N/A              N/A
    End of period                             $10.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,563             N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(919)

  Accumulation unit value:
    Beginning of period                       $13.78             N/A              N/A              N/A
    End of period                             $15.38             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,105             N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.51%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                       $11.21             N/A              N/A              N/A
    End of period                             $12.14             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        26,814             N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division NY I(699)

  Accumulation unit value:
    Beginning of period                       $15.67           $14.78             N/A              N/A
    End of period                             $14.81           $15.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,759           12,346             N/A              N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.39             N/A              N/A              N/A
    End of period                             $10.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,327             N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.52%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division(815)

  Accumulation unit value:
    Beginning of period                        $7.49             N/A              N/A              N/A
    End of period                              $7.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,262             N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(776)

  Accumulation unit value:
    Beginning of period                       $22.08             N/A              N/A              N/A
    End of period                             $23.93             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          243              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(776)

  Accumulation unit value:
    Beginning of period                       $29.37             N/A              N/A              N/A
    End of period                             $33.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          122              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(776)

  Accumulation unit value:
    Beginning of period                       $17.57             N/A              N/A              N/A
    End of period                             $17.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          305              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(786)

  Accumulation unit value:
    Beginning of period                       $11.59             N/A              N/A              N/A
    End of period                             $12.13             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,052             N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(815)

  Accumulation unit value:
    Beginning of period                        $9.71             N/A              N/A              N/A
    End of period                             $10.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,920             N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(815)

  Accumulation unit value:
    Beginning of period                       $12.14             N/A              N/A              N/A
    End of period                             $12.99             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          779              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(776)

  Accumulation unit value:
    Beginning of period                       $14.92             N/A              N/A              N/A
    End of period                             $16.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,158             N/A              N/A              N/A

JNL/MCM 25 Division NY I(776)

  Accumulation unit value:
    Beginning of period                       $15.68             N/A              N/A              N/A
    End of period                             $14.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          683              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(776)

  Accumulation unit value:
    Beginning of period                       $16.32             N/A              N/A              N/A
    End of period                             $16.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,571             N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(845)

  Accumulation unit value:
    Beginning of period                       $10.87             N/A              N/A              N/A
    End of period                             $11.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        19,462             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(836)

  Accumulation unit value:
    Beginning of period                       $12.10             N/A              N/A              N/A
    End of period                             $15.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,836             N/A              N/A              N/A





Accumulation Unit Values
Contract with Endorsements - 2.545%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(512)

  Accumulation unit value:
    Beginning of period                       $29.98           $26.86             N/A              N/A
    End of period                             $33.35           $29.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                          379              981              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(512)

  Accumulation unit value:
    Beginning of period                       $17.80           $16.45             N/A              N/A
    End of period                             $17.79           $17.80             N/A              N/A
  Accumulation units outstanding
  at the end of period                          248              641              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(698)

  Accumulation unit value:
    Beginning of period                       $11.67           $11.20             N/A              N/A
    End of period                             $12.11           $11.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,901            3,228             N/A              N/A

JNL/S&P Managed Growth Division(699)

  Accumulation unit value:
    Beginning of period                       $11.95           $11.41             N/A              N/A
    End of period                             $12.52           $11.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               241              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(515)

  Accumulation unit value:
    Beginning of period                       $10.16            $9.79             N/A              N/A
    End of period                             $10.34           $10.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,380            4,672             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(515)

  Accumulation unit value:
    Beginning of period                       $12.43           $11.54             N/A              N/A
    End of period                             $13.58           $12.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,046            1,978             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(515)

  Accumulation unit value:
    Beginning of period                       $12.74           $11.81             N/A              N/A
    End of period                             $12.95           $12.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,048            1,945             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(515)

  Accumulation unit value:
    Beginning of period                       $13.15           $11.78             N/A              N/A
    End of period                             $14.52           $13.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,994            1,927             N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(698)

  Accumulation unit value:
    Beginning of period                       $15.94           $14.84             N/A              N/A
    End of period                             $16.91           $15.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,190            2,436             N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(500)

  Accumulation unit value:
    Beginning of period                       $13.69           $13.77             N/A              N/A
    End of period                             $12.59           $13.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,140            2,885             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(500)

  Accumulation unit value:
    Beginning of period                       $15.13           $13.20             N/A              N/A
    End of period                             $16.24           $15.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,080            5,153             N/A              N/A

JNL/MCM 25 Division NY I(500)

  Accumulation unit value:
    Beginning of period                       $15.66           $13.32             N/A              N/A
    End of period                             $14.80           $15.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,751            3,821             N/A              N/A

JNL/MCM Select Small-Cap Division
NY I(500)

  Accumulation unit value:
    Beginning of period                       $16.99           $15.63             N/A              N/A
    End of period                             $18.01           $16.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,603            4,548             N/A              N/A

JNL/MCM S&P(R) 10 Division NY I(500)

  Accumulation unit value:
    Beginning of period                       $12.79           $11.51             N/A              N/A
    End of period                             $17.10           $12.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,180             646              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(512)

  Accumulation unit value:
    Beginning of period                       $16.03           $14.62             N/A              N/A
    End of period                             $16.90           $16.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                          418             1,081             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division(558)

  Accumulation unit value:
    Beginning of period                         N/A             $9.33             N/A              N/A
    End of period                               N/A             $8.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/AIM Small Cap Growth Division(558)

  Accumulation unit value:
    Beginning of period                       $11.50           $11.22             N/A              N/A
    End of period                             $12.16           $11.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/AIM Large Cap Growth Division(534)

  Accumulation unit value:
    Beginning of period                       $10.79            $9.91             N/A              N/A
    End of period                             $11.28           $10.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $11.57             N/A              N/A              N/A
    End of period                             $11.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          962              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.55%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(748)

  Accumulation unit value:
    Beginning of period                       $11.50             N/A              N/A              N/A
    End of period                             $12.10             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,770             N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(745)

  Accumulation unit value:
    Beginning of period                       $11.43             N/A              N/A              N/A
    End of period                             $12.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,376             N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(801)

  Accumulation unit value:
    Beginning of period                       $10.93             N/A              N/A              N/A
    End of period                             $11.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          423              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division(752)

  Accumulation unit value:
    Beginning of period                       $10.16             N/A              N/A              N/A
    End of period                             $10.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,149             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.56%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $21.63             N/A              N/A              N/A
    End of period                             $23.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,053             N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                       $21.20             N/A              N/A              N/A
    End of period                             $21.14             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          111              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                       $10.92             N/A              N/A              N/A
    End of period                             $10.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        34,435             N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(679)

  Accumulation unit value:
    Beginning of period                       $13.93           $13.87             N/A              N/A
    End of period                             $13.90           $13.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,331            1,209             N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                       $16.62             N/A              N/A              N/A
    End of period                             $16.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          141              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                       $22.06             N/A              N/A              N/A
    End of period                             $23.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          757              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                       $29.03             N/A              N/A              N/A
    End of period                             $33.29             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          745              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(702)

  Accumulation unit value:
    Beginning of period                       $12.05           $11.23             N/A              N/A
    End of period                             $13.01           $12.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,111            1,111             N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                       $15.11             N/A              N/A              N/A
    End of period                             $15.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          688              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                       $17.25             N/A              N/A              N/A
    End of period                             $17.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          762              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                       $11.58             N/A              N/A              N/A
    End of period                             $12.09             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        23,020             N/A              N/A              N/A

JNL/S&P Managed Growth Division(724)

  Accumulation unit value:
    Beginning of period                       $11.94           $11.75             N/A              N/A
    End of period                             $12.50           $11.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,186            8,973             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(683)

  Accumulation unit value:
    Beginning of period                       $11.72           $10.56             N/A              N/A
    End of period                             $12.40           $11.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                        36,627           27,853             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(700)

  Accumulation unit value:
    Beginning of period                       $10.16            $9.78             N/A              N/A
    End of period                             $10.33           $10.16             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,113           10,093             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(700)

  Accumulation unit value:
    Beginning of period                       $12.43           $11.61             N/A              N/A
    End of period                             $13.57           $12.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,000            7,671             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                        $9.61             N/A              N/A              N/A
    End of period                             $11.17             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,121             N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(679)

  Accumulation unit value:
    Beginning of period                       $12.90           $12.86             N/A              N/A
    End of period                             $12.87           $12.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,850            1,304             N/A              N/A

JNL/MCM Small Cap Index Division(700)

  Accumulation unit value:
    Beginning of period                       $12.74           $11.81             N/A              N/A
    End of period                             $12.94           $12.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,509            7,496             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(700)

  Accumulation unit value:
    Beginning of period                       $13.14           $12.27             N/A              N/A
    End of period                             $14.51           $13.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,768            7,122             N/A              N/A

JNL/Lazard Small Cap Value Division(702)

  Accumulation unit value:
    Beginning of period                       $13.52           $12.77             N/A              N/A
    End of period                             $13.79           $13.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,819             489              N/A              N/A

JNL/Lazard Mid Cap Value Division(679)

  Accumulation unit value:
    Beginning of period                       $15.93           $14.25             N/A              N/A
    End of period                             $16.89           $15.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,862            1,802             N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                       $10.51             N/A              N/A              N/A
    End of period                             $10.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          383              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                       $11.96             N/A              N/A              N/A
    End of period                             $11.97             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          196              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(722)

  Accumulation unit value:
    Beginning of period                       $13.69           $13.18             N/A              N/A
    End of period                             $12.58           $13.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                          333              101              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(679)

  Accumulation unit value:
    Beginning of period                       $12.52           $11.53             N/A              N/A
    End of period                             $12.96           $12.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,298            1,939             N/A              N/A

JNL/FMR Balanced Division(679)

  Accumulation unit value:
    Beginning of period                        $9.66            $9.07             N/A              N/A
    End of period                             $10.36            $9.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                        38,129            2,465             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(679)

  Accumulation unit value:
    Beginning of period                       $10.86            $9.61             N/A              N/A
    End of period                             $12.05           $10.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,644            1,746             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                        $8.07             N/A              N/A              N/A
    End of period                              $8.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,927             N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(722)

  Accumulation unit value:
    Beginning of period                       $15.12           $14.86             N/A              N/A
    End of period                             $16.23           $15.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,044             90               N/A              N/A

JNL/MCM 25 Division NY I(722)

  Accumulation unit value:
    Beginning of period                       $15.65           $15.21             N/A              N/A
    End of period                             $14.79           $15.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,897             88               N/A              N/A

JNL/MCM Select Small-Cap Division
NY I(722)

  Accumulation unit value:
    Beginning of period                       $16.98           $16.07             N/A              N/A
    End of period                             $18.00           $16.98             N/A              N/A
  Accumulation units outstanding
  at the end of period                          102              83               N/A              N/A

JNL/MCM S&P(R) 10 Division NY I(722)

  Accumulation unit value:
    Beginning of period                       $12.78           $12.40             N/A              N/A
    End of period                             $17.09           $12.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,787             108              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                       $16.13             N/A              N/A              N/A
    End of period                             $16.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          645              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                        $9.84             N/A              N/A              N/A
    End of period                              $9.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          238              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                        $5.34             N/A              N/A              N/A
    End of period                              $5.38             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          492              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(702)

  Accumulation unit value:
    Beginning of period                       $10.14            $9.61             N/A              N/A
    End of period                             $10.63           $10.14             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,303             671              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                       $11.31             N/A              N/A              N/A
    End of period                             $11.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          232              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(702)

  Accumulation unit value:
    Beginning of period                       $16.36           $15.77             N/A              N/A
    End of period                             $21.82           $16.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                          916              811              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                        $4.20             N/A              N/A              N/A
    End of period                              $4.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          636              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $11.21             N/A              N/A              N/A
    End of period                             $12.15             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          909              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(872)

  Accumulation unit value:
    Beginning of period                       $11.11             N/A              N/A              N/A
    End of period                             $11.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          601              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(872)

  Accumulation unit value:
    Beginning of period                       $10.73             N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,141             N/A              N/A              N/A

JNL/MCM JNL 5 Division(711)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.46             N/A              N/A
    End of period                             $11.73           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,998            5,553             N/A              N/A

JNL/MCM VIP Division(719)

  Accumulation unit value:
    Beginning of period                       $11.05           $10.77             N/A              N/A
    End of period                             $11.82           $11.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,354             97               N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.37             N/A              N/A              N/A
    End of period                             $10.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        14,841             N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.26             N/A              N/A              N/A
    End of period                             $10.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          874              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                        $9.99             N/A              N/A              N/A
    End of period                             $10.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,203             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(700)

  Accumulation unit value:
    Beginning of period                       $11.34           $10.55             N/A              N/A
    End of period                             $15.37           $11.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                        22,140            8,787             N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.57%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                       $19.12             N/A              N/A              N/A
    End of period                             $19.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(641)

  Accumulation unit value:
    Beginning of period                         N/A            $14.07             N/A              N/A
    End of period                               N/A            $14.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(641)

  Accumulation unit value:
    Beginning of period                       $13.92           $13.77             N/A              N/A
    End of period                             $13.90           $13.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                          75               75               N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                       $16.78             N/A              N/A              N/A
    End of period                             $16.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(485)

  Accumulation unit value:
    Beginning of period                       $23.04           $21.51           $21.48             N/A
    End of period                             $23.82           $23.04           $21.51             N/A
  Accumulation units outstanding
  at the end of period                           -                -              3,597             N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(485)

  Accumulation unit value:
    Beginning of period                       $29.91           $26.00           $26.12             N/A
    End of period                             $33.26           $29.91           $26.00             N/A
  Accumulation units outstanding
  at the end of period                           -                -              2,957             N/A

JNL/JPMorgan International Equity
Division(641)

  Accumulation unit value:
    Beginning of period                       $12.04           $10.22             N/A              N/A
    End of period                             $12.99           $12.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                          100              101              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                       $16.52             N/A              N/A              N/A
    End of period                             $17.15             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                       $15.21             N/A              N/A              N/A
    End of period                             $15.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(443)

  Accumulation unit value:
    Beginning of period                       $11.65           $10.91           $10.47             N/A
    End of period                             $12.08           $11.65           $10.91             N/A
  Accumulation units outstanding
  at the end of period                        13,164           16,212             794              N/A

JNL/S&P Managed Growth Division(490)

  Accumulation unit value:
    Beginning of period                       $11.93           $11.10             N/A              N/A
    End of period                             $12.50           $11.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                        32,170           31,875             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(507)

  Accumulation unit value:
    Beginning of period                       $11.72           $10.88             N/A              N/A
    End of period                             $12.39           $11.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,136            7,330             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(565)

  Accumulation unit value:
    Beginning of period                         N/A             $9.90             N/A              N/A
    End of period                               N/A             $9.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(483)

  Accumulation unit value:
    Beginning of period                       $10.15            $9.47            $9.33             N/A
    End of period                             $10.33           $10.15            $9.47             N/A
  Accumulation units outstanding
  at the end of period                        11,433            9,927            2,192             N/A

JNL/MCM S&P 400 MidCap Index Division(483)

  Accumulation unit value:
    Beginning of period                       $12.43           $11.01           $10.95             N/A
    End of period                             $13.56           $12.43           $11.01             N/A
  Accumulation units outstanding
  at the end of period                         5,800            4,870            1,045             N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(665)

  Accumulation unit value:
    Beginning of period                        $9.66            $8.44             N/A              N/A
    End of period                             $11.16            $9.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                          743              860              N/A              N/A

JNL/PIMCO Total Return Bond Division(507)

  Accumulation unit value:
    Beginning of period                       $12.89           $12.71             N/A              N/A
    End of period                             $12.86           $12.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,737            4,835             N/A              N/A

JNL/MCM Small Cap Index Division(483)

  Accumulation unit value:
    Beginning of period                       $12.73           $11.13           $11.08             N/A
    End of period                             $12.94           $12.73           $11.13             N/A
  Accumulation units outstanding
  at the end of period                         4,729            3,581             516              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(483)

  Accumulation unit value:
    Beginning of period                       $13.14           $11.28           $11.05             N/A
    End of period                             $14.51           $13.14           $11.28             N/A
  Accumulation units outstanding
  at the end of period                         3,163            2,367             740              N/A

JNL/Lazard Small Cap Value Division(665)

  Accumulation unit value:
    Beginning of period                       $13.51           $12.19             N/A              N/A
    End of period                             $13.78           $13.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                          581              603              N/A              N/A

JNL/Lazard Mid Cap Value Division(641)

  Accumulation unit value:
    Beginning of period                       $15.92           $13.34             N/A              N/A
    End of period                             $16.88           $15.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,512            4,537             N/A              N/A

JNL/MCM Bond Index Division(528)

  Accumulation unit value:
    Beginning of period                       $10.74           $10.74             N/A              N/A
    End of period                             $10.66           $10.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,803            3,473             N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.08           $11.77             N/A              N/A
    End of period                             $11.97           $12.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                          89               89               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(483)

  Accumulation unit value:
    Beginning of period                       $13.68           $13.62           $13.44             N/A
    End of period                             $12.58           $13.68           $13.62             N/A
  Accumulation units outstanding
  at the end of period                          997             1,040             730              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(665)

  Accumulation unit value:
    Beginning of period                       $12.52           $11.45             N/A              N/A
    End of period                             $12.95           $12.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                          516              537              N/A              N/A

JNL/FMR Balanced Division(641)

  Accumulation unit value:
    Beginning of period                        $9.65            $8.67             N/A              N/A
    End of period                             $10.36            $9.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                          119              119              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(641)

  Accumulation unit value:
    Beginning of period                       $10.86            $8.88             N/A              N/A
    End of period                             $12.04           $10.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,177            1,178             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(483)

  Accumulation unit value:
    Beginning of period                       $15.12           $12.20           $12.01             N/A
    End of period                             $16.23           $15.12           $12.20             N/A
  Accumulation units outstanding
  at the end of period                         4,482            4,499             272              N/A

JNL/MCM 25 Division NY I(483)

  Accumulation unit value:
    Beginning of period                       $15.65           $13.16           $13.02             N/A
    End of period                             $14.78           $15.65           $13.16             N/A
  Accumulation units outstanding
  at the end of period                         4,669            4,706             628              N/A

JNL/MCM Select Small-Cap Division
NY I(485)

  Accumulation unit value:
    Beginning of period                       $16.98           $15.52           $15.78             N/A
    End of period                             $18.00           $16.98           $15.52             N/A
  Accumulation units outstanding
  at the end of period                         3,752            4,700            1,958             N/A

JNL/MCM S&P(R) 10 Division NY I(483)

  Accumulation unit value:
    Beginning of period                       $12.78           $11.12           $10.95             N/A
    End of period                             $17.09           $12.78           $11.12             N/A
  Accumulation units outstanding
  at the end of period                         1,694            1,774            1,344             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(485)

  Accumulation unit value:
    Beginning of period                       $16.02           $14.32           $14.30             N/A
    End of period                             $16.89           $16.02           $14.32             N/A
  Accumulation units outstanding
  at the end of period                          72               72              8,643             N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division(657)

  Accumulation unit value:
    Beginning of period                        $5.38            $4.59             N/A              N/A
    End of period                              $5.38            $5.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,898            1,897             N/A              N/A

JNL/MCM Healthcare Sector Division(657)

  Accumulation unit value:
    Beginning of period                       $10.13            $9.94             N/A              N/A
    End of period                             $10.63           $10.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                          974              991              N/A              N/A

JNL/MCM Financial Sector Division(665)

  Accumulation unit value:
    Beginning of period                       $11.40           $10.63             N/A              N/A
    End of period                             $11.79           $11.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                          696              704              N/A              N/A

JNL/MCM Oil & Gas Sector Division(657)

  Accumulation unit value:
    Beginning of period                       $16.36           $14.78             N/A              N/A
    End of period                             $21.81           $16.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                          491              622              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division(547)

  Accumulation unit value:
    Beginning of period                         N/A             $9.30             N/A              N/A
    End of period                               N/A             $8.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/AIM Small Cap Growth Division(547)

  Accumulation unit value:
    Beginning of period                       $11.49           $11.22             N/A              N/A
    End of period                             $12.15           $11.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/AIM Large Cap Growth Division(523)

  Accumulation unit value:
    Beginning of period                       $10.78           $10.14             N/A              N/A
    End of period                             $11.27           $10.78             N/A              N/A
  Accumulation units outstanding
  at the end of period                          54               54               N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.595%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(692)

  Accumulation unit value:
    Beginning of period                       $20.52           $19.49             N/A              N/A
    End of period                             $21.06           $20.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,145             785              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                       $16.69             N/A              N/A              N/A
    End of period                             $16.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,464             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                       $22.43             N/A              N/A              N/A
    End of period                             $23.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          526              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                       $29.44             N/A              N/A              N/A
    End of period                             $33.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          812              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                       $15.68             N/A              N/A              N/A
    End of period                             $17.11             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          774              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(586)

  Accumulation unit value:
    Beginning of period                       $11.63           $10.77             N/A              N/A
    End of period                             $12.06           $11.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,216            2,176             N/A              N/A

JNL/S&P Managed Growth Division(586)

  Accumulation unit value:
    Beginning of period                       $11.91           $10.91             N/A              N/A
    End of period                             $12.47           $11.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,048            3,284             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(481)

  Accumulation unit value:
    Beginning of period                       $10.15            $9.46            $9.32             N/A
    End of period                             $10.32           $10.15            $9.46             N/A
  Accumulation units outstanding
  at the end of period                         7,087            1,915            1,915             N/A

JNL/MCM S&P 400 MidCap Index Division(481)

  Accumulation unit value:
    Beginning of period                       $12.42           $11.01           $10.95             N/A
    End of period                             $13.55           $12.42           $11.01             N/A
  Accumulation units outstanding
  at the end of period                         2,803             913              913              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                       $11.15             N/A              N/A              N/A
    End of period                             $11.14             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          595              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                       $12.75             N/A              N/A              N/A
    End of period                             $12.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,866             N/A              N/A              N/A

JNL/MCM Small Cap Index Division(481)

  Accumulation unit value:
    Beginning of period                       $12.72           $11.12           $11.08             N/A
    End of period                             $12.92           $12.72           $11.12             N/A
  Accumulation units outstanding
  at the end of period                         2,148             451              451              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(481)

  Accumulation unit value:
    Beginning of period                       $13.13           $11.27           $11.00             N/A
    End of period                             $14.49           $13.13           $11.27             N/A
  Accumulation units outstanding
  at the end of period                         3,930             649              649              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                       $15.79             N/A              N/A              N/A
    End of period                             $16.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           3               N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                       $11.87             N/A              N/A              N/A
    End of period                             $11.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          230              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(481)

  Accumulation unit value:
    Beginning of period                       $13.67           $13.62           $13.45             N/A
    End of period                             $12.57           $13.67           $13.62             N/A
  Accumulation units outstanding
  at the end of period                          641              637              637              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                       $10.67             N/A              N/A              N/A
    End of period                             $12.03             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,250             N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(481)

  Accumulation unit value:
    Beginning of period                       $15.11           $12.19           $12.00             N/A
    End of period                             $16.22           $15.11           $12.19             N/A
  Accumulation units outstanding
  at the end of period                         2,106            1,581             238              N/A

JNL/MCM 25 Division NY I(481)

  Accumulation unit value:
    Beginning of period                       $15.64           $13.16           $12.99             N/A
    End of period                             $14.77           $15.64           $13.16             N/A
  Accumulation units outstanding
  at the end of period                          550              550              550              N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                       $16.19             N/A              N/A              N/A
    End of period                             $17.98             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          167              N/A              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I(481)

  Accumulation unit value:
    Beginning of period                       $12.77           $11.12           $10.91             N/A
    End of period                             $17.07           $12.77           $11.12             N/A
  Accumulation units outstanding
  at the end of period                         3,240            1,178            1,178             N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(586)

  Accumulation unit value:
    Beginning of period                       $10.12           $10.09             N/A              N/A
    End of period                             $10.61           $10.12             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,203              -               N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(586)

  Accumulation unit value:
    Beginning of period                       $16.34           $13.64             N/A              N/A
    End of period                             $21.78           $16.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,369              -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $11.47             N/A              N/A              N/A
    End of period                             $12.31             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           5               N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $10.54             N/A              N/A              N/A
    End of period                             $11.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,335             N/A              N/A              N/A

JNL/AIM Real Estate Division(858)

  Accumulation unit value:
    Beginning of period                       $10.64             N/A              N/A              N/A
    End of period                             $11.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          453              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division(972)

  Accumulation unit value:
    Beginning of period                       $11.32             N/A              N/A              N/A
    End of period                             $11.20             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          391              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(972)

  Accumulation unit value:
    Beginning of period                       $10.92             N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          202              N/A              N/A              N/A

JNL/MCM JNL 5 Division(728)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.69             N/A              N/A
    End of period                             $11.73           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,330            1,870             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $11.24             N/A              N/A              N/A
    End of period                             $11.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,849             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.67             N/A              N/A              N/A
    End of period                             $10.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,491             N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                       $10.14             N/A              N/A              N/A
    End of period                             $10.55             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           5               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(728)

  Accumulation unit value:
    Beginning of period                       $11.34           $11.17             N/A              N/A
    End of period                             $15.36           $11.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,438            1,790             N/A              N/A



Accumulation Unit Values
Contract with Endorsements - 2.60%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(935)

  Accumulation unit value:
    Beginning of period                       $30.38             N/A              N/A              N/A
    End of period                             $33.15             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          99               N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(851)

  Accumulation unit value:
    Beginning of period                       $11.85             N/A              N/A              N/A
    End of period                             $12.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,845             N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(935)

  Accumulation unit value:
    Beginning of period                       $13.22             N/A              N/A              N/A
    End of period                             $14.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          227              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division(935)

  Accumulation unit value:
    Beginning of period                       $10.61             N/A              N/A              N/A
    End of period                             $10.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          707              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(935)

  Accumulation unit value:
    Beginning of period                       $14.72             N/A              N/A              N/A
    End of period                             $16.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          102              N/A              N/A              N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(935)

  Accumulation unit value:
    Beginning of period                       $10.88             N/A              N/A              N/A
    End of period                             $11.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,379             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division(871)

  Accumulation unit value:
    Beginning of period                       $10.52             N/A              N/A              N/A
    End of period                             $10.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,752             N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.61%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division(902)

  Accumulation unit value:
    Beginning of period                       $10.87             N/A              N/A              N/A
    End of period                             $10.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          970              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(820)

  Accumulation unit value:
    Beginning of period                        $9.69             N/A              N/A              N/A
    End of period                             $10.31             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,695             N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(820)

  Accumulation unit value:
    Beginning of period                       $11.84             N/A              N/A              N/A
    End of period                             $13.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,362             N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(820)

  Accumulation unit value:
    Beginning of period                       $11.37             N/A              N/A              N/A
    End of period                             $12.92             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,418             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(820)

  Accumulation unit value:
    Beginning of period                       $12.65             N/A              N/A              N/A
    End of period                             $14.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,277             N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division(820)

  Accumulation unit value:
    Beginning of period                       $10.71             N/A              N/A              N/A
    End of period                             $10.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,572             N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(935)

  Accumulation unit value:
    Beginning of period                       $11.94             N/A              N/A              N/A
    End of period                             $12.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          124              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(863)

  Accumulation unit value:
    Beginning of period                       $11.09             N/A              N/A              N/A
    End of period                             $11.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,012             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division(857)

  Accumulation unit value:
    Beginning of period                       $10.40             N/A              N/A              N/A
    End of period                             $10.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,337             N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(898)

  Accumulation unit value:
    Beginning of period                       $12.79             N/A              N/A              N/A
    End of period                             $15.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          109              N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.62%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(735)

  Accumulation unit value:
    Beginning of period                       $11.99           $11.88             N/A              N/A
    End of period                             $12.92           $11.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                          543              546              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                       $11.45             N/A              N/A              N/A
    End of period                             $12.04             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,076             N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                        $9.85             N/A              N/A              N/A
    End of period                             $10.31             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,493             N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                       $12.26             N/A              N/A              N/A
    End of period                             $13.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,002             N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(722)

  Accumulation unit value:
    Beginning of period                        $9.63            $9.16             N/A              N/A
    End of period                             $11.12            $9.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,188            1,591             N/A              N/A

JNL/PIMCO Total Return Bond Division(722)

  Accumulation unit value:
    Beginning of period                       $12.85           $12.88             N/A              N/A
    End of period                             $12.81           $12.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,089            3,876             N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                       $11.96             N/A              N/A              N/A
    End of period                             $12.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,053             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                       $12.98             N/A              N/A              N/A
    End of period                             $14.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,891             N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(722)

  Accumulation unit value:
    Beginning of period                       $13.46           $13.01             N/A              N/A
    End of period                             $13.73           $13.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,962             641              N/A              N/A

JNL/Lazard Mid Cap Value Division(722)

  Accumulation unit value:
    Beginning of period                       $15.86           $15.43             N/A              N/A
    End of period                             $16.81           $15.86             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,617             541              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(735)

  Accumulation unit value:
    Beginning of period                       $12.49           $12.49             N/A              N/A
    End of period                             $12.91           $12.49             N/A              N/A
  Accumulation units outstanding
  at the end of period                          547              519              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division
NY I(722)

  Accumulation unit value:
    Beginning of period                       $16.96           $16.04             N/A              N/A
    End of period                             $17.96           $16.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                          831              790              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division(722)

  Accumulation unit value:
    Beginning of period                        $5.37            $5.33             N/A              N/A
    End of period                              $5.36            $5.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,263            2,781             N/A              N/A

JNL/MCM Healthcare Sector Division(722)

  Accumulation unit value:
    Beginning of period                       $10.10            $9.85             N/A              N/A
    End of period                             $10.59           $10.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,188            1,485             N/A              N/A

JNL/MCM Financial Sector Division(722)

  Accumulation unit value:
    Beginning of period                       $11.37           $11.09             N/A              N/A
    End of period                             $11.75           $11.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,907            1,324             N/A              N/A

JNL/MCM Oil & Gas Sector Division(722)

  Accumulation unit value:
    Beginning of period                       $16.31           $15.95             N/A              N/A
    End of period                             $21.73           $16.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,583             920              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.51             N/A              N/A              N/A
    End of period                             $11.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,889             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.53             N/A              N/A              N/A
    End of period                             $10.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,441             N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                       $10.35             N/A              N/A              N/A
    End of period                             $10.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          150              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                       $11.27             N/A              N/A              N/A
    End of period                             $15.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,942             N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.645%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $21.43             N/A              N/A              N/A
    End of period                             $23.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                       $19.98             N/A              N/A              N/A
    End of period                             $20.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division(668)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.89             N/A              N/A
    End of period                             $10.85           $10.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                        28,152              -               N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(678)

  Accumulation unit value:
    Beginning of period                       $16.52           $16.12             N/A              N/A
    End of period                             $16.51           $16.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,679            2,874             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(624)

  Accumulation unit value:
    Beginning of period                       $22.87           $20.56             N/A              N/A
    End of period                             $23.63           $22.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                          265              265              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(624)

  Accumulation unit value:
    Beginning of period                       $29.69           $25.77             N/A              N/A
    End of period                             $32.99           $29.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                          629              645              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division(624)

  Accumulation unit value:
    Beginning of period                       $15.50           $14.02             N/A              N/A
    End of period                             $15.61           $15.50             N/A              N/A
  Accumulation units outstanding
  at the end of period                          194              195              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                       $11.35             N/A              N/A              N/A
    End of period                             $12.01             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/S&P Managed Growth Division(610)

  Accumulation unit value:
    Beginning of period                       $11.87           $11.05             N/A              N/A
    End of period                             $12.42           $11.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,759            7,854             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.66           $10.75             N/A              N/A
    End of period                             $12.32           $11.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,105            8,680             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(672)

  Accumulation unit value:
    Beginning of period                         N/A             $9.51             N/A              N/A
    End of period                               N/A             $9.67             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(690)

  Accumulation unit value:
    Beginning of period                       $10.13            $9.17             N/A              N/A
    End of period                             $10.30           $10.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,265            2,296             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(594)

  Accumulation unit value:
    Beginning of period                       $12.40           $11.40             N/A              N/A
    End of period                             $13.52           $12.40             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,637            6,350             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(624)

  Accumulation unit value:
    Beginning of period                        $9.61            $8.12             N/A              N/A
    End of period                             $11.10            $9.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                          335              336              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(594)

  Accumulation unit value:
    Beginning of period                       $12.71           $11.44             N/A              N/A
    End of period                             $12.90           $12.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,255            4,099             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(690)

  Accumulation unit value:
    Beginning of period                       $13.11           $11.65             N/A              N/A
    End of period                             $14.46           $13.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,805            1,830             N/A              N/A

JNL/Lazard Small Cap Value Division(678)

  Accumulation unit value:
    Beginning of period                       $13.44           $12.23             N/A              N/A
    End of period                             $13.70           $13.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                          706              758              N/A              N/A

JNL/Lazard Mid Cap Value Division(678)

  Accumulation unit value:
    Beginning of period                       $15.84           $14.29             N/A              N/A
    End of period                             $16.78           $15.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                          604              649              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division(624)

  Accumulation unit value:
    Beginning of period                         N/A             $9.88             N/A              N/A
    End of period                               N/A            $10.13             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(678)

  Accumulation unit value:
    Beginning of period                       $12.01           $11.74             N/A              N/A
    End of period                             $11.89           $12.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,624            7,107             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division(648)

  Accumulation unit value:
    Beginning of period                         N/A             $9.74             N/A              N/A
    End of period                               N/A            $10.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/MCM DowSM 10 Division NY I(604)

  Accumulation unit value:
    Beginning of period                       $13.66           $13.03             N/A              N/A
    End of period                             $12.54           $13.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,766            7,002             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(648)

  Accumulation unit value:
    Beginning of period                       $10.83            $9.06             N/A              N/A
    End of period                             $12.00           $10.83             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,765            1,833             N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(604)

  Accumulation unit value:
    Beginning of period                       $15.09           $12.49             N/A              N/A
    End of period                             $16.19           $15.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,393            7,719             N/A              N/A

JNL/MCM 25 Division NY I(594)

  Accumulation unit value:
    Beginning of period                       $15.62           $13.83             N/A              N/A
    End of period                             $14.74           $15.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,020           13,391             N/A              N/A

JNL/MCM Select Small-Cap Division
NY I(604)

  Accumulation unit value:
    Beginning of period                       $16.95           $15.01             N/A              N/A
    End of period                             $17.95           $16.95             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,077            6,230             N/A              N/A

JNL/MCM S&P(R) 10 Division NY I(594)

  Accumulation unit value:
    Beginning of period                       $12.76           $11.19             N/A              N/A
    End of period                             $17.05           $12.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                        11,065           15,949             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(678)

  Accumulation unit value:
    Beginning of period                       $16.29           $16.14             N/A              N/A
    End of period                             $21.71           $16.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,641            1,148             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division(624)

  Accumulation unit value:
    Beginning of period                       $10.75            $9.89             N/A              N/A
    End of period                             $11.23           $10.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                          551              552              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.50             N/A              N/A              N/A
    End of period                             $11.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,964             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $10.46             N/A              N/A              N/A
    End of period                             $11.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,971             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.29             N/A              N/A              N/A
    End of period                             $10.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,084             N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                       $12.30             N/A              N/A              N/A
    End of period                             $15.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,069             N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.65%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division(644)

  Accumulation unit value:
    Beginning of period                       $10.85           $10.90             N/A              N/A
    End of period                             $10.85           $10.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                       $22.35             N/A              N/A              N/A
    End of period                             $23.62             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(389)

  Accumulation unit value:
    Beginning of period                       $11.59           $10.86           $10.01             N/A
    End of period                             $12.01           $11.59           $10.86             N/A
  Accumulation units outstanding
  at the end of period                        32,093              -                -               N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                       $13.39             N/A              N/A              N/A
    End of period                             $14.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $12.01           $11.71             N/A              N/A
    End of period                             $11.90           $12.01             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                       $13.04             N/A              N/A              N/A
    End of period                             $12.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                        $9.61             N/A              N/A              N/A
    End of period                             $10.31             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                       $14.78             N/A              N/A              N/A
    End of period                             $16.18             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                       $14.74             N/A              N/A              N/A
    End of period                             $14.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division(701)

  Accumulation unit value:
    Beginning of period                       $10.47           $10.16             N/A              N/A
    End of period                             $10.71           $10.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,965            1,968             N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.28             N/A              N/A              N/A
    End of period                             $10.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                       $12.34             N/A              N/A              N/A
    End of period                             $15.35             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.66%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(856)

  Accumulation unit value:
    Beginning of period                       $20.34             N/A              N/A              N/A
    End of period                             $20.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,860             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(867)

  Accumulation unit value:
    Beginning of period                       $11.64             N/A              N/A              N/A
    End of period                             $12.00             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          411              N/A              N/A              N/A

JNL/S&P Managed Growth Division(846)

  Accumulation unit value:
    Beginning of period                       $11.70             N/A              N/A              N/A
    End of period                             $12.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,617             N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(846)

  Accumulation unit value:
    Beginning of period                       $11.47             N/A              N/A              N/A
    End of period                             $12.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,669             N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(846)

  Accumulation unit value:
    Beginning of period                        $9.98             N/A              N/A              N/A
    End of period                             $10.29             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,227             N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(846)

  Accumulation unit value:
    Beginning of period                       $12.58             N/A              N/A              N/A
    End of period                             $13.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          974              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(846)

  Accumulation unit value:
    Beginning of period                       $12.10             N/A              N/A              N/A
    End of period                             $12.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,794             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(846)

  Accumulation unit value:
    Beginning of period                       $12.68             N/A              N/A              N/A
    End of period                             $14.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          966              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(931)

  Accumulation unit value:
    Beginning of period                       $15.85             N/A              N/A              N/A
    End of period                             $16.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,757             N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(931)

  Accumulation unit value:
    Beginning of period                       $12.14             N/A              N/A              N/A
    End of period                             $12.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,293             N/A              N/A              N/A

JNL/FMR Balanced Division(856)

  Accumulation unit value:
    Beginning of period                        $9.74             N/A              N/A              N/A
    End of period                             $10.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          488              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(931)

  Accumulation unit value:
    Beginning of period                       $11.17             N/A              N/A              N/A
    End of period                             $11.99             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,493             N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(846)

  Accumulation unit value:
    Beginning of period                       $10.92             N/A              N/A              N/A
    End of period                             $11.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,532             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division(855)

  Accumulation unit value:
    Beginning of period                       $10.48             N/A              N/A              N/A
    End of period                             $10.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,917             N/A              N/A              N/A

JNL/S&P Managed Conservative Division(856)

  Accumulation unit value:
    Beginning of period                       $10.30             N/A              N/A              N/A
    End of period                             $10.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,419             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.67%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                       $17.07             N/A              N/A              N/A
    End of period                             $19.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          418              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                       $19.14             N/A              N/A              N/A
    End of period                             $18.92             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          363              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                       $10.80             N/A              N/A              N/A
    End of period                             $10.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,170             N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                       $13.80             N/A              N/A              N/A
    End of period                             $13.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          959              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                       $16.36             N/A              N/A              N/A
    End of period                             $16.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,604             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(677)

  Accumulation unit value:
    Beginning of period                       $22.82           $21.22             N/A              N/A
    End of period                             $23.57           $22.82             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,233             254              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(596)

  Accumulation unit value:
    Beginning of period                       $29.62           $26.69             N/A              N/A
    End of period                             $32.91           $29.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,878            1,500             N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                       $12.90             N/A              N/A              N/A
    End of period                             $12.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          359              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                       $14.73             N/A              N/A              N/A
    End of period                             $16.97             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          64               N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                       $14.67             N/A              N/A              N/A
    End of period                             $15.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          612              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(596)

  Accumulation unit value:
    Beginning of period                       $17.62           $15.69             N/A              N/A
    End of period                             $17.58           $17.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,216            2,216             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(698)

  Accumulation unit value:
    Beginning of period                       $11.57           $11.11             N/A              N/A
    End of period                             $11.99           $11.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,132            6,779             N/A              N/A

JNL/S&P Managed Growth Division(677)

  Accumulation unit value:
    Beginning of period                       $11.85           $11.08             N/A              N/A
    End of period                             $12.40           $11.85             N/A              N/A
  Accumulation units outstanding
  at the end of period                          827              486              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.64           $10.73             N/A              N/A
    End of period                             $12.29           $11.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,844            2,500             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(628)

  Accumulation unit value:
    Beginning of period                         N/A             $9.26             N/A              N/A
    End of period                               N/A             $9.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                       $10.34             N/A              N/A              N/A
    End of period                             $11.08             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          416              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                       $12.83             N/A              N/A              N/A
    End of period                             $12.76             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,099             N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                       $12.81             N/A              N/A              N/A
    End of period                             $14.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          73               N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(698)

  Accumulation unit value:
    Beginning of period                       $13.42           $12.50             N/A              N/A
    End of period                             $13.67           $13.42             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,259            2,711             N/A              N/A

JNL/Lazard Mid Cap Value Division(698)

  Accumulation unit value:
    Beginning of period                       $15.81           $14.72             N/A              N/A
    End of period                             $16.75           $15.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,670            5,116             N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                       $10.56             N/A              N/A              N/A
    End of period                             $10.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,291             N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                       $11.64             N/A              N/A              N/A
    End of period                             $11.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,111             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(641)

  Accumulation unit value:
    Beginning of period                       $13.65           $12.61             N/A              N/A
    End of period                             $12.53           $13.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,457            1,095             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                       $12.05             N/A              N/A              N/A
    End of period                             $12.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,642             N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                       $10.23             N/A              N/A              N/A
    End of period                             $11.98             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          254              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(596)

  Accumulation unit value:
    Beginning of period                       $15.08           $12.63             N/A              N/A
    End of period                             $16.17           $15.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,811            9,273             N/A              N/A

JNL/MCM 25 Division NY I(641)

  Accumulation unit value:
    Beginning of period                       $15.61           $13.61             N/A              N/A
    End of period                             $14.73           $15.61             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,825            6,106             N/A              N/A

JNL/MCM Select Small-Cap Division
NY I(641)

  Accumulation unit value:
    Beginning of period                       $16.94           $13.18             N/A              N/A
    End of period                             $17.93           $16.94             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,622            3,678             N/A              N/A

JNL/MCM S&P(R) 10 Division NY I(641)

  Accumulation unit value:
    Beginning of period                       $12.75           $10.56             N/A              N/A
    End of period                             $17.03           $12.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,840            1,292             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                       $15.79             N/A              N/A              N/A
    End of period                             $16.83             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          782              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                        $5.24             N/A              N/A              N/A
    End of period                              $5.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                       $10.61             N/A              N/A              N/A
    End of period                             $10.56             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                       $11.09             N/A              N/A              N/A
    End of period                             $11.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $21.13             N/A              N/A              N/A
    End of period                             $21.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          472              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(624)

  Accumulation unit value:
    Beginning of period                       $11.46           $10.14             N/A              N/A
    End of period                             $12.10           $11.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,790              -               N/A              N/A

JNL/AIM Large Cap Growth Division(624)

  Accumulation unit value:
    Beginning of period                       $10.74            $9.88             N/A              N/A
    End of period                             $11.22           $10.74             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,659              -               N/A              N/A

JNL/AIM Real Estate Division(975)

  Accumulation unit value:
    Beginning of period                       $11.46             N/A              N/A              N/A
    End of period                             $11.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          607              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division(975)

  Accumulation unit value:
    Beginning of period                       $10.88             N/A              N/A              N/A
    End of period                             $10.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          426              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.70             N/A              N/A              N/A
    End of period                             $11.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,659             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                       $11.96             N/A              N/A              N/A
    End of period                             $15.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,011             N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.695%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $22.82             N/A              N/A              N/A
    End of period                             $23.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          458              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                       $10.79             N/A              N/A              N/A
    End of period                             $10.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        45,271             N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                       $21.35             N/A              N/A              N/A
    End of period                             $23.50             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          46               N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                       $11.24             N/A              N/A              N/A
    End of period                             $11.97             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,973             N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                       $11.40             N/A              N/A              N/A
    End of period                             $12.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,257             N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                       $11.85             N/A              N/A              N/A
    End of period                             $12.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,359             N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                        $9.89             N/A              N/A              N/A
    End of period                             $10.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,514             N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                       $11.85             N/A              N/A              N/A
    End of period                             $13.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,222             N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                       $12.70             N/A              N/A              N/A
    End of period                             $12.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          156              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                       $12.02             N/A              N/A              N/A
    End of period                             $12.87             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,245             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                       $12.80             N/A              N/A              N/A
    End of period                             $14.44             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,158             N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                       $15.16             N/A              N/A              N/A
    End of period                             $16.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,268             N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                       $10.67             N/A              N/A              N/A
    End of period                             $10.60             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,401             N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                       $11.65             N/A              N/A              N/A
    End of period                             $11.85             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                       $12.80             N/A              N/A              N/A
    End of period                             $12.53             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          77               N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                       $12.56             N/A              N/A              N/A
    End of period                             $12.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          833              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                       $14.24             N/A              N/A              N/A
    End of period                             $16.16             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,517             N/A              N/A              N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                       $14.91             N/A              N/A              N/A
    End of period                             $14.72             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,943             N/A              N/A              N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                       $15.98             N/A              N/A              N/A
    End of period                             $17.92             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,662             N/A              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                       $14.15             N/A              N/A              N/A
    End of period                             $17.01             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,062             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                        $9.83             N/A              N/A              N/A
    End of period                             $10.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $19.23             N/A              N/A              N/A
    End of period                             $21.63             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(584)

  Accumulation unit value:
    Beginning of period                       $11.45           $10.48             N/A              N/A
    End of period                             $12.08           $11.45             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,185            1,186             N/A              N/A

JNL/AIM Large Cap Growth Division(584)

  Accumulation unit value:
    Beginning of period                       $10.73            $9.99             N/A              N/A
    End of period                             $11.21           $10.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,243            1,245             N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(702)

  Accumulation unit value:
    Beginning of period                       $10.88           $10.23             N/A              N/A
    End of period                             $11.72           $10.88             N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,053            7,100             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $11.01             N/A              N/A              N/A
    End of period                             $11.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.43             N/A              N/A              N/A
    End of period                             $10.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,297             N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.11             N/A              N/A              N/A
    End of period                             $10.38             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          600              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                       $12.24             N/A              N/A              N/A
    End of period                             $15.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.70%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division(768)

  Accumulation unit value:
    Beginning of period                       $18.18             N/A              N/A              N/A
    End of period                             $19.15             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          422              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(891)

  Accumulation unit value:
    Beginning of period                       $22.75             N/A              N/A              N/A
    End of period                             $23.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          131              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(768)

  Accumulation unit value:
    Beginning of period                       $20.40             N/A              N/A              N/A
    End of period                             $20.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          593              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division(759)

  Accumulation unit value:
    Beginning of period                       $10.78             N/A              N/A              N/A
    End of period                             $10.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          221              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(759)

  Accumulation unit value:
    Beginning of period                       $16.49             N/A              N/A              N/A
    End of period                             $16.42             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,086             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(613)

  Accumulation unit value:
    Beginning of period                       $22.75           $21.00             N/A              N/A
    End of period                             $23.50           $22.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                          194               -               N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(613)

  Accumulation unit value:
    Beginning of period                       $29.53           $26.57             N/A              N/A
    End of period                             $32.80           $29.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                          496               -               N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(748)

  Accumulation unit value:
    Beginning of period                       $11.39             N/A              N/A              N/A
    End of period                             $11.96             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,956             N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(768)

  Accumulation unit value:
    Beginning of period                       $10.09             N/A              N/A              N/A
    End of period                             $10.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,152             N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(759)

  Accumulation unit value:
    Beginning of period                       $12.79             N/A              N/A              N/A
    End of period                             $12.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,867             N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(768)

  Accumulation unit value:
    Beginning of period                       $13.24             N/A              N/A              N/A
    End of period                             $13.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,106             N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(768)

  Accumulation unit value:
    Beginning of period                       $15.79             N/A              N/A              N/A
    End of period                             $16.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          675              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(759)

  Accumulation unit value:
    Beginning of period                       $11.93             N/A              N/A              N/A
    End of period                             $11.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,130             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division(891)

  Accumulation unit value:
    Beginning of period                        $9.96             N/A              N/A              N/A
    End of period                             $10.28             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          597              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth
Division(768)

  Accumulation unit value:
    Beginning of period                       $10.58             N/A              N/A              N/A
    End of period                             $11.97             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,096             N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(759)

  Accumulation unit value:
    Beginning of period                        $9.84             N/A              N/A              N/A
    End of period                             $10.54             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          971              N/A              N/A              N/A

JNL/MCM Financial Sector Division(759)

  Accumulation unit value:
    Beginning of period                       $11.04             N/A              N/A              N/A
    End of period                             $11.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          541              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(759)

  Accumulation unit value:
    Beginning of period                       $17.30             N/A              N/A              N/A
    End of period                             $21.62             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          345              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(891)

  Accumulation unit value:
    Beginning of period                       $10.95             N/A              N/A              N/A
    End of period                             $11.49             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          272              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(759)

  Accumulation unit value:
    Beginning of period                       $10.78             N/A              N/A              N/A
    End of period                             $11.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,215             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(759)

  Accumulation unit value:
    Beginning of period                       $11.78             N/A              N/A              N/A
    End of period                             $15.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,026             N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.71%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A


Accumulation Unit Values
Contract with Endorsements - 2.72%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(733)

  Accumulation unit value:
    Beginning of period                       $22.99           $22.83             N/A              N/A
    End of period                             $23.42           $22.99             N/A              N/A
  Accumulation units outstanding
  at the end of period                          677              677              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(521)

  Accumulation unit value:
    Beginning of period                       $20.28           $19.16             N/A              N/A
    End of period                             $20.78           $20.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,350            1,410             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division(592)

  Accumulation unit value:
    Beginning of period                       $17.46           $16.23             N/A              N/A
    End of period                             $17.82           $17.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(521)

  Accumulation unit value:
    Beginning of period                       $22.71           $21.63             N/A              N/A
    End of period                             $23.45           $22.71             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,211            1,253             N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(733)

  Accumulation unit value:
    Beginning of period                       $29.48           $29.11             N/A              N/A
    End of period                             $32.73           $29.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                          354              354              N/A              N/A

JNL/JPMorgan International Equity
Division(592)

  Accumulation unit value:
    Beginning of period                       $11.87           $10.31             N/A              N/A
    End of period                             $12.79           $11.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                       $16.43             N/A              N/A              N/A
    End of period                             $16.89             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(733)

  Accumulation unit value:
    Beginning of period                       $17.54           $17.31             N/A              N/A
    End of period                             $17.50           $17.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                          893              893              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(646)

  Accumulation unit value:
    Beginning of period                       $11.53           $10.56             N/A              N/A
    End of period                             $11.94           $11.53             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -              1,102             N/A              N/A

JNL/S&P Managed Growth Division(683)

  Accumulation unit value:
    Beginning of period                       $11.81           $10.80             N/A              N/A
    End of period                             $12.35           $11.81             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,267            6,987             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(580)

  Accumulation unit value:
    Beginning of period                       $10.11            $9.14             N/A              N/A
    End of period                             $10.27           $10.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,806            1,273             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(580)

  Accumulation unit value:
    Beginning of period                       $12.37           $10.62             N/A              N/A
    End of period                             $13.48           $12.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,806            1,066             N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(733)

  Accumulation unit value:
    Beginning of period                        $9.56            $9.50             N/A              N/A
    End of period                             $11.03            $9.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,168            2,168             N/A              N/A

JNL/PIMCO Total Return Bond Division(571)

  Accumulation unit value:
    Beginning of period                       $12.76           $12.43             N/A              N/A
    End of period                             $12.71           $12.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                          605              236              N/A              N/A

JNL/MCM Small Cap Index Division(580)

  Accumulation unit value:
    Beginning of period                       $12.68           $10.59             N/A              N/A
    End of period                             $12.86           $12.68             N/A              N/A
  Accumulation units outstanding
  at the end of period                        10,522            1,510             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(580)

  Accumulation unit value:
    Beginning of period                       $13.08           $10.68             N/A              N/A
    End of period                             $14.42           $13.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,476            1,008             N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division(592)

  Accumulation unit value:
    Beginning of period                       $15.75           $13.75             N/A              N/A
    End of period                             $16.68           $15.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,259            1,671             N/A              N/A

JNL/MCM Bond Index Division(580)

  Accumulation unit value:
    Beginning of period                       $10.69           $10.39             N/A              N/A
    End of period                             $10.59           $10.69             N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,657            1,135             N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(521)

  Accumulation unit value:
    Beginning of period                       $13.63           $13.63             N/A              N/A
    End of period                             $12.51           $13.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,294            1,331             N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(710)

  Accumulation unit value:
    Beginning of period                       $12.43           $11.93             N/A              N/A
    End of period                             $12.84           $12.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                          571              706              N/A              N/A

JNL/FMR Balanced Division(521)

  Accumulation unit value:
    Beginning of period                        $9.59            $9.10             N/A              N/A
    End of period                             $10.27            $9.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,856            3,970             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                        $8.00             N/A              N/A              N/A
    End of period                              $8.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(728)

  Accumulation unit value:
    Beginning of period                       $15.06           $14.85             N/A              N/A
    End of period                             $16.14           $15.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,318            1,735             N/A              N/A

JNL/MCM 25 Division NY I(521)

  Accumulation unit value:
    Beginning of period                       $15.59           $13.14             N/A              N/A
    End of period                             $14.71           $15.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,210            5,485             N/A              N/A

JNL/MCM Select Small-Cap Division
NY I(728)

  Accumulation unit value:
    Beginning of period                       $16.92           $16.62             N/A              N/A
    End of period                             $17.90           $16.92             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,090            1,553             N/A              N/A

JNL/MCM S&P(R) 10 Division NY I(521)

  Accumulation unit value:
    Beginning of period                       $12.73           $11.12             N/A              N/A
    End of period                             $17.00           $12.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,555            1,623             N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(521)

  Accumulation unit value:
    Beginning of period                       $15.96           $14.65             N/A              N/A
    End of period                             $16.80           $15.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,409            2,486             N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                       $10.41             N/A              N/A              N/A
    End of period                             $10.52             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $19.52             N/A              N/A              N/A
    End of period                             $21.59             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division(521)

  Accumulation unit value:
    Beginning of period                         N/A             $9.26             N/A              N/A
    End of period                               N/A             $8.93             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/AIM Small Cap Growth Division(592)

  Accumulation unit value:
    Beginning of period                       $11.44           $10.76             N/A              N/A
    End of period                             $12.07           $11.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/AIM Large Cap Growth Division(569)

  Accumulation unit value:
    Beginning of period                       $10.73           $10.01             N/A              N/A
    End of period                             $11.19           $10.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                          833              870              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $11.27             N/A              N/A              N/A
    End of period                             $11.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $11.08             N/A              N/A              N/A
    End of period                             $11.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.41             N/A              N/A              N/A
    End of period                             $10.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY(710)

  Accumulation unit value:
    Beginning of period                       $11.34           $10.67             N/A              N/A
    End of period                             $15.33           $11.34             N/A              N/A
  Accumulation units outstanding
  at the end of period                          532              658              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.745%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(711)

  Accumulation unit value:
    Beginning of period                       $11.79           $11.41             N/A              N/A
    End of period                             $12.33           $11.79             N/A              N/A
  Accumulation units outstanding
  at the end of period                          618              650              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(724)

  Accumulation unit value:
    Beginning of period                       $11.59           $11.38             N/A              N/A
    End of period                             $12.24           $11.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                          74                6               N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.76%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                       $20.64             N/A              N/A              N/A
    End of period                             $20.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          906              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                       $11.97             N/A              N/A              N/A
    End of period                             $12.31             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,368             N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                       $11.20             N/A              N/A              N/A
    End of period                             $12.21             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(710)

  Accumulation unit value:
    Beginning of period                       $10.10            $9.83             N/A              N/A
    End of period                             $10.25           $10.10             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,701            1,863             N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(710)

  Accumulation unit value:
    Beginning of period                       $12.36           $11.80             N/A              N/A
    End of period                             $13.46           $12.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,233             543              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(710)

  Accumulation unit value:
    Beginning of period                       $12.66           $12.11             N/A              N/A
    End of period                             $12.84           $12.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,091             378              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(710)

  Accumulation unit value:
    Beginning of period                       $13.06           $12.37             N/A              N/A
    End of period                             $14.40           $13.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,275            1,332             N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(710)

  Accumulation unit value:
    Beginning of period                       $13.62           $13.04             N/A              N/A
    End of period                             $12.49           $13.62             N/A              N/A
  Accumulation units outstanding
  at the end of period                          336              351              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                       $10.00             N/A              N/A              N/A
    End of period                             $11.93             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,631             N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(710)

  Accumulation unit value:
    Beginning of period                       $15.05           $14.57             N/A              N/A
    End of period                             $16.12           $15.05             N/A              N/A
  Accumulation units outstanding
  at the end of period                          301              314              N/A              N/A

JNL/MCM 25 Division NY I(710)

  Accumulation unit value:
    Beginning of period                       $15.57           $14.95             N/A              N/A
    End of period                             $14.69           $15.57             N/A              N/A
  Accumulation units outstanding
  at the end of period                          293              306              N/A              N/A

JNL/MCM Select Small-Cap Division
NY I(710)

  Accumulation unit value:
    Beginning of period                       $16.90           $15.81             N/A              N/A
    End of period                             $17.88           $16.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                          166              174              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I(710)

  Accumulation unit value:
    Beginning of period                       $12.72           $12.30             N/A              N/A
    End of period                             $16.98           $12.72             N/A              N/A
  Accumulation units outstanding
  at the end of period                          285              298              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division(710)

  Accumulation unit value:
    Beginning of period                       $10.03            $9.43             N/A              N/A
    End of period                             $10.50           $10.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                          372              388              N/A              N/A

JNL/MCM Financial Sector Division(710)

  Accumulation unit value:
    Beginning of period                       $11.28           $10.82             N/A              N/A
    End of period                             $11.64           $11.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                          324              338              N/A              N/A

JNL/MCM Oil & Gas Sector Division(710)

  Accumulation unit value:
    Beginning of period                       $16.18           $16.34             N/A              N/A
    End of period                             $21.54           $16.18             N/A              N/A
  Accumulation units outstanding
  at the end of period                          214              224              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $11.63             N/A              N/A              N/A
    End of period                             $11.71             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,595             N/A              N/A              N/A

JNL/MCM VIP Division(710)

  Accumulation unit value:
    Beginning of period                       $11.04           $10.52             N/A              N/A
    End of period                             $11.79           $11.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,333            1,392             N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.06             N/A              N/A              N/A
    End of period                             $10.38             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,504             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.80%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division(897)

  Accumulation unit value:
    Beginning of period                       $22.26             N/A              N/A              N/A
    End of period                             $23.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,336             N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(595)

  Accumulation unit value:
    Beginning of period                       $29.25           $26.73             N/A              N/A
    End of period                             $32.45           $29.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,433              -               N/A              N/A

JNL/JPMorgan International Equity
Division(349)

  Accumulation unit value:
    Beginning of period                       $11.78           $10.41            $9.11             N/A
    End of period                             $12.68           $11.78           $10.41             N/A
  Accumulation units outstanding
  at the end of period                         4,133              -                -               N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(340)

  Accumulation unit value:
    Beginning of period                       $11.47           $10.77           $10.02             N/A
    End of period                             $11.87           $11.47           $10.77             N/A
  Accumulation units outstanding
  at the end of period                         5,214              -                -               N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(340)

  Accumulation unit value:
    Beginning of period                       $12.69           $12.50           $12.74             N/A
    End of period                             $12.63           $12.69           $12.50             N/A
  Accumulation units outstanding
  at the end of period                        11,643              -                -               N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(437)

  Accumulation unit value:
    Beginning of period                       $13.30           $11.85           $11.03             N/A
    End of period                             $13.53           $13.30           $11.85             N/A
  Accumulation units outstanding
  at the end of period                         1,842              -                -               N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division(674)

  Accumulation unit value:
    Beginning of period                       $11.89           $11.59             N/A              N/A
    End of period                             $11.76           $11.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,083              -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(429)

  Accumulation unit value:
    Beginning of period                       $12.38           $11.05           $10.14             N/A
    End of period                             $12.78           $12.38           $11.05             N/A
  Accumulation units outstanding
  at the end of period                         5,920              -                -               N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(897)

  Accumulation unit value:
    Beginning of period                       $10.93             N/A              N/A              N/A
    End of period                             $11.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,266             N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division(898)

  Accumulation unit value:
    Beginning of period                       $10.29             N/A              N/A              N/A
    End of period                             $10.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,887             N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.81%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                       $19.62             N/A              N/A              N/A
    End of period                             $20.58             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,624             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                       $10.67             N/A              N/A              N/A
    End of period                             $10.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,327             N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                       $16.24             N/A              N/A              N/A
    End of period                             $16.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,614             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                       $11.74             N/A              N/A              N/A
    End of period                             $11.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          928              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                       $11.97             N/A              N/A              N/A
    End of period                             $12.26             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          326              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                       $10.17             N/A              N/A              N/A
    End of period                             $10.23             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,153             N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                       $13.09             N/A              N/A              N/A
    End of period                             $13.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          448              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                        $9.20             N/A              N/A              N/A
    End of period                             $10.96             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,740             N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                       $12.69             N/A              N/A              N/A
    End of period                             $12.62             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,777             N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                       $12.76             N/A              N/A              N/A
    End of period                             $12.81             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          306              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                       $13.52             N/A              N/A              N/A
    End of period                             $14.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          289              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                       $11.79             N/A              N/A              N/A
    End of period                             $11.74             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,543             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                       $12.72             N/A              N/A              N/A
    End of period                             $12.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          57               N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                       $10.07             N/A              N/A              N/A
    End of period                             $11.91             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,167             N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                       $14.33             N/A              N/A              N/A
    End of period                             $16.10             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          44               N/A              N/A              N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                       $14.51             N/A              N/A              N/A
    End of period                             $14.66             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          48               N/A              N/A              N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                       $14.99             N/A              N/A              N/A
    End of period                             $17.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          26               N/A              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                       $12.95             N/A              N/A              N/A
    End of period                             $16.95             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          42               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                        $9.83             N/A              N/A              N/A
    End of period                             $10.46             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,553             N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                       $10.93             N/A              N/A              N/A
    End of period                             $11.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          799              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $16.24             N/A              N/A              N/A
    End of period                             $21.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          538              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.60             N/A              N/A              N/A
    End of period                             $11.70             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        24,756             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $10.39             N/A              N/A              N/A
    End of period                             $11.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          636              N/A              N/A              N/A

JNL/S&P Managed Moderate Division(734)

  Accumulation unit value:
    Beginning of period                       $10.47           $10.45             N/A              N/A
    End of period                             $10.69           $10.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                        20,729            5,241             N/A              N/A

JNL/S&P Managed Conservative Division(734)

  Accumulation unit value:
    Beginning of period                       $10.28           $10.27             N/A              N/A
    End of period                             $10.37           $10.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,836            5,332             N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                       $11.20             N/A              N/A              N/A
    End of period                             $15.32             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,120             N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.82%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(591)

  Accumulation unit value:
    Beginning of period                       $11.46           $10.71             N/A              N/A
    End of period                             $11.85           $11.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                          770             6,424             N/A              N/A

JNL/S&P Managed Growth Division(685)

  Accumulation unit value:
    Beginning of period                       $11.73           $10.78             N/A              N/A
    End of period                             $12.26           $11.73             N/A              N/A
  Accumulation units outstanding
  at the end of period                        16,412            8,021             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.52           $10.62             N/A              N/A
    End of period                             $12.15           $11.52             N/A              N/A
  Accumulation units outstanding
  at the end of period                          565              568              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(591)

  Accumulation unit value:
    Beginning of period                         N/A             $9.58             N/A              N/A
    End of period                               N/A             $9.56             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(612)

  Accumulation unit value:
    Beginning of period                       $10.08            $9.36             N/A              N/A
    End of period                             $10.23           $10.08             N/A              N/A
  Accumulation units outstanding
  at the end of period                          291              308              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(612)

  Accumulation unit value:
    Beginning of period                       $12.33           $11.10             N/A              N/A
    End of period                             $13.43           $12.33             N/A              N/A
  Accumulation units outstanding
  at the end of period                          246              259              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division(612)

  Accumulation unit value:
    Beginning of period                       $12.64           $11.23             N/A              N/A
    End of period                             $12.81           $12.64             N/A              N/A
  Accumulation units outstanding
  at the end of period                          243              256              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(612)

  Accumulation unit value:
    Beginning of period                       $13.04           $11.38             N/A              N/A
    End of period                             $14.36           $13.04             N/A              N/A
  Accumulation units outstanding
  at the end of period                          240              253              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division(612)

  Accumulation unit value:
    Beginning of period                       $10.66           $10.48             N/A              N/A
    End of period                             $10.55           $10.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                          880             1,050             N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I(675)

  Accumulation unit value:
    Beginning of period                       $13.60           $12.77             N/A              N/A
    End of period                             $12.47           $13.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                          516              645              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I(675)

  Accumulation unit value:
    Beginning of period                       $15.03           $13.64             N/A              N/A
    End of period                             $16.09           $15.03             N/A              N/A
  Accumulation units outstanding
  at the end of period                          483              604              N/A              N/A

JNL/MCM 25 Division NY I(675)

  Accumulation unit value:
    Beginning of period                       $15.55           $14.51             N/A              N/A
    End of period                             $14.66           $15.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                          454              568              N/A              N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                       $15.11             N/A              N/A              N/A
    End of period                             $17.84             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I(675)

  Accumulation unit value:
    Beginning of period                       $12.70           $11.60             N/A              N/A
    End of period                             $16.94           $12.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                          568              711              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $18.07             N/A              N/A              N/A
    End of period                             $21.45             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $10.36             N/A              N/A              N/A
    End of period                             $11.79             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,968             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                        $9.09             N/A              N/A              N/A
    End of period                             $10.41             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,691             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                       $11.46             N/A              N/A              N/A
    End of period                             $15.32             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,341             N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.85%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(797)

  Accumulation unit value:
    Beginning of period                       $10.83             N/A              N/A              N/A
    End of period                             $11.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,663             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.86%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(966)

  Accumulation unit value:
    Beginning of period                       $32.24             N/A              N/A              N/A
    End of period                             $32.25             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          36               N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(781)

  Accumulation unit value:
    Beginning of period                       $11.46             N/A              N/A              N/A
    End of period                             $11.82             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        21,909             N/A              N/A              N/A

JNL/S&P Managed Growth Division(969)

  Accumulation unit value:
    Beginning of period                       $12.29             N/A              N/A              N/A
    End of period                             $12.22             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          190              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(969)

  Accumulation unit value:
    Beginning of period                       $14.05             N/A              N/A              N/A
    End of period                             $14.34             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          83               N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(966)

  Accumulation unit value:
    Beginning of period                       $16.88             N/A              N/A              N/A
    End of period                             $16.73             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          69               N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division(966)

  Accumulation unit value:
    Beginning of period                       $21.99             N/A              N/A              N/A
    End of period                             $21.40             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          53               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(904)

  Accumulation unit value:
    Beginning of period                       $11.44             N/A              N/A              N/A
    End of period                             $11.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          198              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.87%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division(733)

  Accumulation unit value:
    Beginning of period                       $11.70           $11.62             N/A              N/A
    End of period                             $12.59           $11.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,133            1,108             N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(733)

  Accumulation unit value:
    Beginning of period                        $9.46            $9.41             N/A              N/A
    End of period                             $10.90            $9.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,324            1,369             N/A              N/A

JNL/PIMCO Total Return Bond Division(733)

  Accumulation unit value:
    Beginning of period                       $12.63           $12.60             N/A              N/A
    End of period                             $12.56           $12.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,178            2,043             N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(733)

  Accumulation unit value:
    Beginning of period                       $13.23           $13.08             N/A              N/A
    End of period                             $13.46           $13.23             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,021             985              N/A              N/A

JNL/Lazard Mid Cap Value Division(733)

  Accumulation unit value:
    Beginning of period                       $15.59           $15.37             N/A              N/A
    End of period                             $16.49           $15.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                          842              838              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division(733)

  Accumulation unit value:
    Beginning of period                        $5.29            $5.26             N/A              N/A
    End of period                              $5.27            $5.29             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,572            2,447             N/A              N/A

JNL/MCM Healthcare Sector Division(733)

  Accumulation unit value:
    Beginning of period                        $9.96            $9.88             N/A              N/A
    End of period                             $10.42            $9.96             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,318            1,303             N/A              N/A

JNL/MCM Financial Sector Division(733)

  Accumulation unit value:
    Beginning of period                       $11.21           $11.13             N/A              N/A
    End of period                             $11.56           $11.21             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,186            1,157             N/A              N/A

JNL/MCM Oil & Gas Sector Division(733)

  Accumulation unit value:
    Beginning of period                       $16.09           $15.90             N/A              N/A
    End of period                             $21.38           $16.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                          660              810              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.79             N/A              N/A              N/A
    End of period                             $11.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,440             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.51             N/A              N/A              N/A
    End of period                             $10.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,691             N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                       $10.23             N/A              N/A              N/A
    End of period                             $10.36             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          372              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A




Accumulation Unit Values
Contract with Endorsements - 2.92%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division(598)

  Accumulation unit value:
    Beginning of period                       $18.15           $16.03             N/A              N/A
    End of period                             $18.71           $18.15             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/Select Large Cap Growth Division(735)

  Accumulation unit value:
    Beginning of period                       $22.55           $22.62             N/A              N/A
    End of period                             $22.93           $22.55             N/A              N/A
  Accumulation units outstanding
  at the end of period                          498              126              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division(598)

  Accumulation unit value:
    Beginning of period                         N/A            $13.32             N/A              N/A
    End of period                               N/A            $13.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division(598)

  Accumulation unit value:
    Beginning of period                       $13.46           $12.95             N/A              N/A
    End of period                             $13.38           $13.46             N/A              N/A
  Accumulation units outstanding
  at the end of period                          494               -               N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division(598)

  Accumulation unit value:
    Beginning of period                       $16.09           $15.08             N/A              N/A
    End of period                             $16.04           $16.09             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(735)

  Accumulation unit value:
    Beginning of period                       $28.91           $28.94             N/A              N/A
    End of period                             $32.04           $28.91             N/A              N/A
  Accumulation units outstanding
  at the end of period                          336              66               N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division(598)

  Accumulation unit value:
    Beginning of period                       $17.25           $15.04             N/A              N/A
    End of period                             $17.18           $17.25             N/A              N/A
  Accumulation units outstanding
  at the end of period                          629              165              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(564)

  Accumulation unit value:
    Beginning of period                       $11.38           $10.84             N/A              N/A
    End of period                             $11.76           $11.38             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/S&P Managed Growth Division(579)

  Accumulation unit value:
    Beginning of period                       $11.65           $10.51             N/A              N/A
    End of period                             $12.16           $11.65             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division(598)

  Accumulation unit value:
    Beginning of period                        $9.43            $8.03             N/A              N/A
    End of period                             $10.86            $9.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,221             405              N/A              N/A

JNL/PIMCO Total Return Bond Division(598)

  Accumulation unit value:
    Beginning of period                       $12.59           $12.10             N/A              N/A
    End of period                             $12.51           $12.59             N/A              N/A
  Accumulation units outstanding
  at the end of period                          774               -               N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division(598)

  Accumulation unit value:
    Beginning of period                       $13.19           $11.71             N/A              N/A
    End of period                             $13.41           $13.19             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/Lazard Mid Cap Value Division(598)

  Accumulation unit value:
    Beginning of period                       $15.54           $13.67             N/A              N/A
    End of period                             $16.42           $15.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,950              -               N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                       $10.62             N/A              N/A              N/A
    End of period                             $10.51             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          963              N/A              N/A              N/A

JNL/S&P Core Index 100 Division(555)

  Accumulation unit value:
    Beginning of period                         N/A            $10.22             N/A              N/A
    End of period                               N/A            $10.06             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                       $11.72             N/A              N/A              N/A
    End of period                             $11.64             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          753              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                       $13.21             N/A              N/A              N/A
    End of period                             $12.43             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          712              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(598)

  Accumulation unit value:
    Beginning of period                       $12.31           $11.11             N/A              N/A
    End of period                             $12.70           $12.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division(555)

  Accumulation unit value:
    Beginning of period                        $7.76            $7.85             N/A              N/A
    End of period                              $8.23            $7.76             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                       $14.21             N/A              N/A              N/A
    End of period                             $16.03             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,795             N/A              N/A              N/A

JNL/MCM 25 Division NY I(735)

  Accumulation unit value:
    Beginning of period                       $15.51           $15.50             N/A              N/A
    End of period                             $14.60           $15.51             N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,606             367              N/A              N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                       $15.82             N/A              N/A              N/A
    End of period                             $17.78             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,956             N/A              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                       $16.20             N/A              N/A              N/A
    End of period                             $16.88             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,391             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division(598)

  Accumulation unit value:
    Beginning of period                       $15.89           $14.49             N/A              N/A
    End of period                             $16.69           $15.89             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,077             119              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                       $19.71             N/A              N/A              N/A
    End of period                             $21.31             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,982             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division(575)

  Accumulation unit value:
    Beginning of period                       $11.37           $10.30             N/A              N/A
    End of period                             $11.97           $11.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/AIM Large Cap Growth Division(598)

  Accumulation unit value:
    Beginning of period                       $10.66           $10.23             N/A              N/A
    End of period                             $11.10           $10.66             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                       $10.70             N/A              N/A              N/A
    End of period                             $11.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         7,133             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division(714)

  Accumulation unit value:
    Beginning of period                       $10.47           $10.27             N/A              N/A
    End of period                             $10.67           $10.47             N/A              N/A
  Accumulation units outstanding
  at the end of period                          987              997              N/A              N/A

JNL/S&P Managed Conservative Division(714)

  Accumulation unit value:
    Beginning of period                       $10.28           $10.15             N/A              N/A
    End of period                             $10.35           $10.28             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,073            4,063             N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                       $11.89             N/A              N/A              N/A
    End of period                             $15.30             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                        12,154             N/A              N/A              N/A


Accumulation Unit Values
Contract with Endorsements - 2.945%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(665)

  Accumulation unit value:
    Beginning of period                       $22.22           $20.29             N/A              N/A
    End of period                             $22.89           $22.22             N/A              N/A
  Accumulation units outstanding
  at the end of period                          492              560              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(665)

  Accumulation unit value:
    Beginning of period                       $28.84           $25.79             N/A              N/A
    End of period                             $31.96           $28.84             N/A              N/A
  Accumulation units outstanding
  at the end of period                          387              441              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(674)

  Accumulation unit value:
    Beginning of period                       $11.43           $10.54             N/A              N/A
    End of period                             $12.04           $11.43             N/A              N/A
  Accumulation units outstanding
  at the end of period                          961             1,093             N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I(665)

  Accumulation unit value:
    Beginning of period                         N/A             $9.36             N/A              N/A
    End of period                               N/A             $9.48             N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A               -               N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division(665)

  Accumulation unit value:
    Beginning of period                        $7.75            $7.25             N/A              N/A
    End of period                              $8.22            $7.75             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,377            1,567             N/A              N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A
Accumulation Unit Values
Contract with Endorsements - 2.95%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $21.31             N/A              N/A              N/A
    End of period                             $22.86             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          949              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                       $28.12             N/A              N/A              N/A
    End of period                             $31.94             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          539              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                       $11.08             N/A              N/A              N/A
    End of period                             $12.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          912              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(702)

  Accumulation unit value:
    Beginning of period                       $11.36           $10.92             N/A              N/A
    End of period                             $11.73           $11.36             N/A              N/A
  Accumulation units outstanding
  at the end of period                         5,539            5,616             N/A              N/A

JNL/S&P Managed Growth Division(590)

  Accumulation unit value:
    Beginning of period                       $11.63           $10.75             N/A              N/A
    End of period                             $12.13           $11.63             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -                -               N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                       $12.62             N/A              N/A              N/A
    End of period                             $12.48             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,602             N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                       $12.56             N/A              N/A              N/A
    End of period                             $13.37             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          402              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                       $11.22             N/A              N/A              N/A
    End of period                             $11.61             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          451              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                       $12.09             N/A              N/A              N/A
    End of period                             $12.67             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,685             N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                       $16.36             N/A              N/A              N/A
    End of period                             $16.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          764              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division(834)

  Accumulation unit value:
    Beginning of period                       $10.48             N/A              N/A              N/A
    End of period                             $11.47             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          482              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(725)

  Accumulation unit value:
    Beginning of period                       $10.87           $10.68             N/A              N/A
    End of period                             $11.68           $10.87             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,772            1,334             N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $11.41             N/A              N/A              N/A
    End of period                             $11.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,285             N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A
Accumulation Unit Values
Contract with Endorsements - 2.96%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(965)

  Accumulation unit value:
    Beginning of period                       $11.78             N/A              N/A              N/A
    End of period                             $11.68             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         9,081             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A
Accumulation Unit Values
Contract with Endorsements - 2.995%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division(721)

  Accumulation unit value:
    Beginning of period                       $22.11           $21.50             N/A              N/A
    End of period                             $22.77           $22.11             N/A              N/A
  Accumulation units outstanding
  at the end of period                          258              163              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division(721)

  Accumulation unit value:
    Beginning of period                       $28.70           $27.87             N/A              N/A
    End of period                             $31.79           $28.70             N/A              N/A
  Accumulation units outstanding
  at the end of period                          137              63               N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                       $11.10             N/A              N/A              N/A
    End of period                             $11.69             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,595             N/A              N/A              N/A

JNL/S&P Managed Growth Division(721)

  Accumulation unit value:
    Beginning of period                       $11.60           $11.30             N/A              N/A
    End of period                             $12.09           $11.60             N/A              N/A
  Accumulation units outstanding
  at the end of period                         6,536             774              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                        $9.14             N/A              N/A              N/A
    End of period                             $10.80             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          447              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                       $11.29             N/A              N/A              N/A
    End of period                             $11.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          452              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division(721)

  Accumulation unit value:
    Beginning of period                       $12.27           $11.80             N/A              N/A
    End of period                             $12.64           $12.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                          468              297              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                        $9.27             N/A              N/A              N/A
    End of period                             $10.11             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,100             N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A
Accumulation Unit Values
Contract with Endorsements - 3.06%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                       $10.37             N/A              N/A              N/A
    End of period                             $10.39             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                       $29.62             N/A              N/A              N/A
    End of period                             $31.57             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,300             N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division(717)

  Accumulation unit value:
    Beginning of period                       $11.27           $11.08             N/A              N/A
    End of period                             $11.63           $11.27             N/A              N/A
  Accumulation units outstanding
  at the end of period                         1,193            1,194             N/A              N/A

JNL/S&P Managed Growth Division(717)

  Accumulation unit value:
    Beginning of period                       $11.54           $11.33             N/A              N/A
    End of period                             $12.03           $11.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                         4,172            1,168             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                       $15.58             N/A              N/A              N/A
    End of period                             $16.24             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,473             N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                       $10.93             N/A              N/A              N/A
    End of period                             $11.77             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,524             N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                       $11.38             N/A              N/A              N/A
    End of period                             $11.90             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         3,383             N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                       $10.85             N/A              N/A              N/A
    End of period                             $11.75             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                       $10.26             N/A              N/A              N/A
    End of period                             $10.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                       $12.02             N/A              N/A              N/A
    End of period                             $15.27             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A
Accumulation Unit Values
Contract with Endorsements - 3.095%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division(714)

  Accumulation unit value:
    Beginning of period                       $11.31           $10.99             N/A              N/A
    End of period                             $11.89           $11.31             N/A              N/A
  Accumulation units outstanding
  at the end of period                          411              189              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A
Accumulation Unit Values
Contract with Endorsements - 3.11%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division(967)

  Accumulation unit value:
    Beginning of period                       $11.75             N/A              N/A              N/A
    End of period                             $11.65             N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                         8,849             N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A
Accumulation Unit Values
Contract with Endorsements - 3.195%

Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Mellon Capital Management
(MCM) Enhanced S&P 500 Stock Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Balanced Division(564)

  Accumulation unit value:
    Beginning of period                       $19.37           $18.34             N/A              N/A
    End of period                             $19.76           $19.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PPM America High Yield Bond
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers U.S. Government
& Quality Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Salomon Brothers Strategic
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/T. Rowe Price Established
Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Mid-Cap Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Equity
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/S&P Managed Moderate Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Growth Division(730)

  Accumulation unit value:
    Beginning of period                       $11.44           $11.34             N/A              N/A
    End of period                             $11.91           $11.44             N/A              N/A
  Accumulation units outstanding
  at the end of period                         2,129            2,239             N/A              N/A

JNL/S&P Managed Aggressive Growth
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Very Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Equity Aggressive Growth
Division I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P 500 Index Division(564)

  Accumulation unit value:
    Beginning of period                        $9.97            $9.51             N/A              N/A
    End of period                             $10.08            $9.97             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM S&P 400 MidCap Index Division(564)

  Accumulation unit value:
    Beginning of period                       $12.20           $11.38             N/A              N/A
    End of period                             $13.23           $12.20             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/JPMorgan International Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/PIMCO Total Return Bond Division(564)

  Accumulation unit value:
    Beginning of period                       $12.35           $12.11             N/A              N/A
    End of period                             $12.24           $12.35             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM International Index Division(564)

  Accumulation unit value:
    Beginning of period                       $12.90           $11.44             N/A              N/A
    End of period                             $14.15           $12.90             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Bond Index Division(564)

  Accumulation unit value:
    Beginning of period                       $10.54           $10.40             N/A              N/A
    End of period                             $10.40           $10.54             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Salomon Brothers Balanced Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Salomon Brothers High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM DowSM 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/FMR Balanced Division(564)

  Accumulation unit value:
    Beginning of period                        $9.37            $8.88             N/A              N/A
    End of period                             $10.00            $9.37             N/A              N/A
  Accumulation units outstanding
  at the end of period                           -               N/A              N/A              N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Global 15 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM 25 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Select Small-Cap Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM S&P(R) 10 Division NY I

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/AIM Real Estate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/Goldman Sachs Mid Cap Value
Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/Franklin Templeton Small Cap
Value Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A






Investment Divisions                       December 31,     December 31,     December 31,     December 31,
                                               2005             2004             2003             2002
                                               ----             ----             ----             ----

JNL/MCM Nasdaq 15 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A

JNL/MCM Value Line 25 Division NY

  Accumulation unit value:
    Beginning of period                         N/A              N/A              N/A              N/A
    End of period                               N/A              N/A              N/A              N/A
  Accumulation units outstanding
  at the end of period                          N/A              N/A              N/A              N/A



1-September 16, 1996
2-April 1, 1998
3-April 8, 1998
4-April 9, 1998
5-April 13, 1998
6-April 15, 1998
7-January 21, 1999
8-January 29, 1999
9-February 9, 1999
10-March 22, 1999
11-April 1, 1999
12-April 8, 1999
13-April 9, 1999
14-April 13, 1999
15-April 15, 1999
16-April 22, 1999
17-July 2, 1999
18-August 16, 1999
19-May 1, 2000
20-November 3, 2000
21-November 17, 2000
22-November 27, 2000
23-December 14, 2000
24-December 19, 2000
25-February 12, 2001
26-March 28, 2001
27-May 1, 2001
28-June 7, 2001
29-August 15, 2001
30-October 29, 2001
31-December 14, 2001
32-January 3, 2002
33-January 7, 2002
34-January 10, 2002
35-January 11, 2002
36-January 14, 2002
37-January 15, 2002
38-January 18, 2002
39-January 22, 2002
40-January 23, 2002
41-January 25, 2002
42-January 28, 2002
43-January 29, 2002
44-January 30, 2002
45-January 31, 2002
46-February 1, 2002
47-February 4, 2002
48-February 5, 2002
49-February 6, 2002
50-February 7, 2002
51-February 8, 2002
52-February 11, 2002
53-February 12, 2002
54-February 13, 2002
55-February 14, 2002
56-February 15, 2002
57-February 19, 2002
58-February 20, 2002
59-February 21, 2002
60-February 22, 2002
61-February 25, 2002
62-February 26, 2002
63-February 27, 2002
64-February 28, 2002
65-March 1, 2002
66-March 4, 2002
67-March 5, 2002
68-March 6, 2002
69-March 7, 2002
70-March 8, 2002
71-March 11, 2002
72-March 12, 2002
73-March 13, 2002
74-March 14, 2002
75-March 15, 2002
76-March 18, 2002
77-March 19, 2002
78-March 20, 2002
79-March 21, 2002
80-March 22, 2002
81-March 25, 2002
82-March 26, 2002
83-March 27, 2002
84-March 28, 2002
85-April 1, 2002
86-April 2, 2002
87-April 3, 2002
88-April 4, 2002
89-April 8, 2002
90-April 9, 2002
91-April 10, 2002
92-April 11, 2002
93-April 12, 2002
94-April 15, 2002
95-April 16, 2002
96-April 17, 2002
97-April 18, 2002
98-April 19, 2002
99-April 22, 2002
100-April 23, 2002
101-April 24, 2002
102-April 25, 2002
103-April 26, 2002
104-April 29, 2002
105-April 30, 2002
106-May 1, 2002
107-May 2, 2002
108-May 3, 2002
109-May 6, 2002
110-May 7, 2002
111-May 8, 2002
112-May 9, 2002
113-May 10, 2002
114-May 13, 2002
115-May 14, 2002
116-May 15, 2002
117-May 16, 2002
118-May 17, 2002
119-May 20, 2002
120-May 21, 2002
121-May 23, 2002
122-May 24, 2002
123-May 28, 2002
124-May 29, 2002
125-May 30, 2002
126-May 31, 2002
127-June 3, 2002
128-June 4, 2002
129-June 5, 2002
130-June 6, 2002
131-June 7, 2002
132-June 10, 2002
133-June 11, 2002
134-June 12, 2002
135-June 14, 2002
136-June 17, 2002
137-June 20, 2002
138-June 21, 2002
139-June 24, 2002
140-June 25, 2002
141-June 26, 2002
142-June 27, 2002
143-June 28, 2002
144-July 1, 2002
145-July 2, 2002
146-July 3, 2002
147-July 5, 2002
148-July 8, 2002
149-July 9, 2002
150-July 11, 2002
151-July 12, 2002
152-July 15, 2002
153-July 16, 2002
154-July 18, 2002
155-July 22, 2002
156-July 24, 2002
157-July 25, 2002
158-July 26, 2002
159-July 29, 2002
160-July 30, 2002
161-July 31, 2002
162-August 1, 2002
163-August 5, 2002
164-August 6, 2002
165-August 7, 2002
166-August 8, 2002
167-August 12, 2002
168-August 13, 2002
169-August 14, 2002
170-August 15, 2002
171-August 16, 2002
172-August 19, 2002
173-August 20, 2002
174-August 23, 2002
175-August 26, 2002
176-August 28, 2002
177-August 29, 2002
178-August 30, 2002
179-September 3, 2002
180-September 4, 2002
181-September 5, 2002
182-September 6, 2002
183-September 10, 2002
184-September 11, 2002
185-September 12, 2002
186-September 13, 2002
187-September 16, 2002
188-September 17, 2002
189-September 18, 2002
190-September 19, 2002
191-September 20, 2002
192-September 23, 2002
193-September 24, 2002
194-September 25, 2002
195-September 26, 2002
196-September 27, 2002
197-September 30, 2002
198-October 1, 2002
199-October 2, 2002
200-October 3, 2002
201-October 4, 2002
202-October 7, 2002
203-October 8, 2002
204-October 9, 2002
205-October 10, 2002
206-October 11, 2002
207-October 14, 2002
208-October 15, 2002
209-October 17, 2002
210-October 18, 2002
211-October 21, 2002
212-October 22, 2002
213-October 24, 2002
214-October 25, 2002
215-October 28, 2002
216-October 29, 2002
217-October 31, 2002
218-November 1, 2002
219-November 4, 2002
220-November 5, 2002
221-November 6, 2002
222-November 7, 2002
223-November 8, 2002
224-November 12, 2002
225-November 13, 2002
226-November 14, 2002
227-November 15, 2002
228-November 18, 2002
229-November 19, 2002
230-November 20, 2002
231-November 22, 2002
232-November 25, 2002
233-November 26, 2002
234-November 27, 2002
235-November 29, 2002
236-December 2, 2002
237-December 3, 2002
238-December 5, 2002
239-December 6, 2002
240-December 9, 2002
241-December 16, 2002
242-December 17, 2002
243-December 18, 2002
244-December 19, 2002
245-December 23, 2002
246-December 27, 2002
247-December 30, 2002
248-December 31, 2002
249-January 2, 2003
250-January 3, 2003
251-January 6, 2003
252-January 9, 2003
253-January 16, 2003
254-January 17, 2003
255-January 21, 2003
256-January 22, 2003
257-January 24, 2003
258-January 27, 2003
259-January 28, 2003
260-January 30, 2003
261-January 31, 2003
262-February 3, 2003
263-February 4, 2003
264-February 5, 2003
265-February 6, 2003
266-February 7, 2003
267-February 12, 2003
268-February 13, 2003
269-February 14, 2003
270-February 18, 2003
271-February 19, 2003
272-February 20, 2003
273-February 21, 2003
274-February 24, 2003
275-February 25, 2003
276-February 26, 2003
277-February 27, 2003
278-February 28, 2003
279-March 3, 2003
280-March 4, 2003
281-March 5, 2003
282-March 6, 2003
283-March 7, 2003
284-March 10, 2003
285-March 11, 2003
286-March 12, 2003
287-March 13, 2003
288-March 14, 2003
289-March 17, 2003
290-March 18, 2003
291-March 19, 2003
292-March 20, 2003
293-March 21, 2003
294-March 24, 2003
295-March 26, 2003
296-March 27, 2003
297-March 28, 2003
298-March 31, 2003
299-April 1, 2003
300-April 2, 2003
301-April 3, 2003
302-April 4, 2003
303-April 7, 2003
304-April 8, 2003
305-April 9, 2003
306-April 10, 2003
307-April 11, 2003
308-April 14, 2003
309-April 15, 2003
310-April 16, 2003
311-April 17, 2003
312-April 21, 2003
313-April 22, 2003
314-April 23, 2003
315-April 24, 2003
316-April 25, 2003
317-April 28, 2003
318-April 29, 2003
319-April 30, 2003
320-May 1, 2003
321-May 2, 2003
322-May 5, 2003
323-May 6, 2003
324-May 7, 2003
325-May 8, 2003
326-May 12, 2003
327-May 13, 2003
328-May 14, 2003
329-May 15, 2003
330-May 19, 2003
331-May 20, 2003
332-May 21, 2003
333-May 22, 2003
334-May 23, 2003
335-May 27, 2003
336-May 28, 2003
337-May 29, 2003
338-May 30, 2003
339-June 2, 2003
340-June 3, 2003
341-June 4, 2003
342-June 5, 2003
343-June 6, 2003
344-June 9, 2003
345-June 10, 2003
346-June 11, 2003
347-June 12, 2003
348-June 13, 2003
349-June 16, 2003
350-June 17, 2003
351-June 18, 2003
352-June 19, 2003
353-June 20, 2003
354-June 23, 2003
355-June 24, 2003
356-June 25, 2003
357-June 26, 2003
358-June 27, 2003
359-June 30, 2003
360-July 1, 2003
361-July 2, 2003
362-July 3, 2003
363-July 7, 2003
364-July 8, 2003
365-July 9, 2003
366-July 10, 2003
367-July 11, 2003
368-July 14, 2003
369-July 15, 2003
370-July 17, 2003
371-July 18, 2003
372-July 21, 2003
373-July 22, 2003
374-July 23, 2003
375-July 24, 2003
376-July 25, 2003
377-July 28, 2003
378-July 29, 2003
379-July 30, 2003
380-July 31, 2003
381-August 1, 2003
382-August 4, 2003
383-August 5, 2003
384-August 6, 2003
385-August 7, 2003
386-August 8, 2003
387-August 11, 2003
388-August 12, 2003
389-August 13, 2003
390-August 14, 2003
391-August 15, 2003
392-August 18, 2003
393-August 19, 2003
394-August 20, 2003
395-August 21, 2003
396-August 22, 2003
397-August 25, 2003
398-August 26, 2003
399-August 27, 2003
400-August 28, 2003
401-August 29, 2003
402-September 2, 2003
403-September 3, 2003
404-September 5, 2003
405-September 8, 2003
406-September 9, 2003
407-September 10, 2003
408-September 11, 2003
409-September 12, 2003
410-September 15, 2003
411-September 16, 2003
412-September 17, 2003
413-September 18, 2003
414-September 19, 2003
415-September 22, 2003
416-September 23, 2003
417-September 24, 2003
418-September 25, 2003
419-September 26, 2003
420-September 29, 2003
421-September 30, 2003
422-October 1, 2003
423-October 2, 2003
424-October 3, 2003
425-October 4, 2003
426-October 6, 2003
427-October 7, 2003
428-October 8, 2003
429-October 9, 2003
430-October 10, 2003
431-October 13, 2003
432-October 14, 2003
433-October 15, 2003
434-October 16, 2003
435-October 17, 2003
436-October 20, 2003
437-October 21, 2003
438-October 22, 2003
439-October 23, 2003
440-October 24, 2003
441-October 27, 2003
442-October 28, 2003
443-October 29, 2003
444-October 30, 2003
445-October 31, 2003
446-November 3, 2003
447-November 4, 2003
448-November 5, 2003
449-November 6, 2003
450-November 7, 2003
451-November 10, 2003
452-November 11, 2003
453-November 12, 2003
454-November 13, 2003
455-November 14, 2003
456-November 17, 2003
457-November 18, 2003
458-November 19, 2003
459-November 20, 2003
460-November 21, 2003
461-November 24, 2003
462-November 25, 2003
463-November 26, 2003
464-November 28, 2003
465-December 1, 2003
466-December 2, 2003
467-December 3, 2003
468-December 4, 2003
469-December 5, 2003
470-December 8, 2003
471-December 9, 2003
472-December 10, 2003
473-December 11, 2003
474-December 12, 2003
475-December 15, 2003
476-December 16, 2003
477-December 17, 2003
478-December 18, 2003
479-December 19, 2003
480-December 22, 2003
481-December 23, 2003
482-December 24, 2003
483-December 26, 2003
484-December 29, 2003
485-December 30, 2003
486-December 31, 2003
487-January 2, 2004
488-January 5, 2004
489-January 6, 2004
490-January 7, 2004
491-January 8, 2004
492-January 9, 2004
493-January 12, 2004
494-January 13, 2004
495-January 14, 2004
496-January 15, 2004
497-January 16, 2004
498-January 20, 2004
499-January 21, 2004
500-January 22, 2004
501-January 23, 2004
502-January 26, 2004
503-January 27, 2004
504-January 28, 2004
505-January 29, 2004
506-January 30, 2004
507-February 2, 2004
508-February 3, 2004
509-February 4, 2004
510-February 5, 2004
511-February 6, 2004
512-February 9, 2004
513-February 10, 2004
514-February 11, 2004
515-February 12, 2004
516-February 13, 2004
517-February 17, 2004
518-February 18, 2004
519-February 19, 2004
520-February 20, 2004
521-February 23, 2004
522-February 24, 2004
523-February 25, 2004
524-February 26, 2004
525-February 27, 2004
526-March 1, 2004
527-March 2, 2004
528-March 3, 2004
529-March 4, 2004
530-March 5, 2004
531-March 8, 2004
532-March 9, 2004
533-March 10, 2004
534-March 11, 2004
535-March 12, 2004
536-March 15, 2004
537-March 16, 2004
538-March 17, 2004
539-March 18, 2004
540-March 19, 2004
541-March 22, 2004
542-March 23, 2004
543-March 24, 2004
544-March 25, 2004
545-March 26, 2004
546-March 29, 2004
547-March 30, 2004
548-March 31, 2004
549-April 1, 2004
550-April 2, 2004
551-April 5, 2004
552-April 6, 2004
553-April 7, 2004
554-April 8, 2004
555-April 12, 2004
556-April 13, 2004
557-April 14, 2004
558-April 15, 2004
559-April 16, 2004
560-April 19, 2004
561-April 20, 2004
562-April 21, 2004
563-April 22, 2004
564-April 23, 2004
565-April 26, 2004
566-April 27, 2004
567-April 28, 2004
568-April 29, 2004
569-April 30, 2004
570-May 3, 2004
571-May 4, 2004
572-May 5, 2004
573-May 6, 2004
574-May 7, 2004
575-May 10, 2004
576-May 11, 2004
577-May 12, 2004
578-May 13, 2004
579-May 14, 2004
580-May 17, 2004
581-May 18, 2004
582-May 19, 2004
583-May 20, 2004
584-May 21, 2004
585-May 24, 2004
586-May 25, 2004
587-May 26, 2004
588-May 27, 2004
589-May 28, 2004
590-June 1, 2004
591-June 2, 2004
592-June 3, 2004
593-June 4, 2004
594-June 7, 2004
595-June 8, 2004
596-June 9, 2004
597-June 10, 2004
598-June 14, 2004
599-June 15, 2004
600-June 16, 2004
601-June 17, 2004
602-June 18, 2004
603-June 21, 2004
604-June 22, 2004
605-June 23, 2004
606-June 24, 2004
607-June 25, 2004
608-June 28, 2004
609-June 29, 2004
610-July 1, 2004
611-July 2, 2004
612-July 6, 2004
613-July 7, 2004
614-July 8, 2004
615-July 9, 2004
616-July 12, 2004
617-July 13, 2004
618-July 14, 2004
619-July 15, 2004
620-July 16, 2004
621-July 19, 2004
622-July 20, 2004
623-July 21, 2004
624-July 22, 2004
625-July 23, 2004
626-July 26, 2004
627-July 27, 2004
628-July 28, 2004
629-July 29, 2004
630-July 30, 2004
631-August 2, 2004
632-August 3, 2004
633-August 4, 2004
634-August 5, 2004
635-August 6, 2004
636-August 9, 2004
637-August 10, 2004
638-August 11, 2004
639-August 12, 2004
640-August 13, 2004
641-August 16, 2004
642-August 17, 2004
643-August 18, 2004
644-August 19, 2004
645-August 20, 2004
646-August 23, 2004
647-August 24, 2004
648-August 25, 2004
649-August 26, 2004
650-August 27, 2004
651-August 30, 2004
652-August 31, 2004
653-September 1, 2004
654-September 2, 2004
655-September 3, 2004
656-September 7, 2004
657-September 8, 2004
658-September 9, 2004
659-September 10, 2004
660-September 13, 2004
661-September 14, 2004
662-September 15, 2004
663-September 16, 2004
664-September 17, 2004
665-September 20, 2004
666-September 21, 2004
667-September 22, 2004
668-September 23, 2004
669-September 24, 2004
670-September 27, 2004
671-September 28, 2004
672-September 29, 2004
673-September 30, 2004
674-October 1, 2004
675-October 4, 2004
676-October 5, 2004
677-October 6, 2004
678-October 7, 2004
679-October 8, 2004
680-October 11, 2004
681-October 12, 2004
682-October 13, 2004
683-October 14, 2004
684-October 15, 2004
685-October 18, 2004
686-October 19, 2004
687-October 20, 2004
688-October 21, 2004
689-October 22, 2004
690-October 25, 2004
691-October 26, 2004
692-October 27, 2004
693-October 28, 2004
694-October 29, 2004
695-November 1, 2004
696-November 2, 2004
697-November 3, 2004
698-November 4, 2004
699-November 5, 2004
700-November 8, 2004
701-November 9, 2004
702-November 10, 2004
703-November 11, 2004
704-November 12, 2004
705-November 15, 2004
706-November 16, 2004
707-November 17, 2004
708-November 18, 2004
709-November 19, 2004
710-November 22, 2004
711-November 23, 2004
712-November 24, 2004
713-November 26, 2004
714-November 29, 2004
715-November 30, 2004
716-December 1, 2004
717-December 2, 2004
718-December 3, 2004
719-December 6, 2004
720-December 7, 2004
721-December 8, 2004
722-December 9, 2004
723-December 10, 2004
724-December 13, 2004
725-December 14, 2004
726-December 15, 2004
727-December 16, 2004
728-December 17, 2004
729-December 20, 2004
730-December 21, 2004
731-December 22, 2004
732-December 23, 2004
733-December 27, 2004
734-December 28, 2004
735-December 29, 2004
736-December 30, 2004
737-December 31, 2004
738-January 3, 2005
739-January 4, 2005
740-January 5, 2005
741-January 6, 2005
742-January 7, 2005
743-January 10, 2005
744-January 11, 2005
745-January 12, 2005
746-January 13, 2005
747-January 14, 2005
748-January 18, 2005
749-January 19, 2005
750-January 20, 2005
751-January 21, 2005
752-January 24, 2005
753-January 25, 2005
754-January 26, 2005
755-January 27, 2005
756-January 28, 2005
757-January 31, 2005
758-February 1, 2005
759-February 2, 2005
760-February 3, 2005
761-February 4, 2005
762-February 7, 2005
763-February 8, 2005
764-February 9, 2005
765-February 10, 2005
766-February 11, 2005
767-February 14, 2005
768-February 15, 2005
769-February 16, 2005
770-February 17, 2005
771-February 18, 2005
772-February 22, 2005
773-February 23, 2005
774-February 24, 2005
775-February 25, 2005
776-February 28, 2005
777-March 1, 2005
778-March 2, 2005
779-March 3, 2005
780-March 4, 2005
781-March 7, 2005
782-March 8, 2005
783-March 9, 2005
784-March 10, 2005
785-March 11, 2005
786-March 14, 2005
787-March 15, 2005
788-March 16, 2005
789-March 17, 2005
790-March 18, 2005
791-March 21, 2005
792-March 22, 2005
793-March 23, 2005
794-March 24, 2005
795-March 28, 2005
796-March 29, 2005
797-March 30, 2005
798-March 31, 2005
799-April 1, 2005
800-April 4, 2005
801-April 5, 2005
802-April 6, 2005
803-April 7, 2005
804-April 8, 2005
805-April 11, 2005
806-April 12, 2005
807-April 13, 2005
808-April 14, 2005
809-April 15, 2005
810-April 18, 2005
811-April 19, 2005
812-April 20, 2005
813-April 21, 2005
814-April 22, 2005
815-April 25, 2005
816-April 26, 2005
817-April 27, 2005
818-April 28, 2005
819-April 29, 2005
820-May 2, 2005
821-May 3, 2005
822-May 4, 2005
823-May 5, 2005
824-May 6, 2005
825-May 9, 2005
826-May 10, 2005
827-May 11, 2005
828-May 12, 2005
829-May 13, 2005
830-May 16, 2005
831-May 17, 2005
832-May 18, 2005
833-May 19, 2005
834-May 20, 2005
835-May 23, 2005
836-May 24, 2005
837-May 25, 2005
838-May 26, 2005
839-May 27, 2005
840-May 31, 2005
841-June 1, 2005
842-June 2, 2005
843-June 3, 2005
844-June 6, 2005
845-June 8, 2005
846-June 9, 2005
847-June 10, 2005
848-June 13, 2005
849-June 14, 2005
850-June 15, 2005
851-June 16, 2005
852-June 17, 2005
853-June 20, 2005
854-June 21, 2005
855-June 22, 2005
856-June 23, 2005
857-June 24, 2005
858-June 27, 2005
859-June 28, 2005
860-June 29, 2005
861-June 30, 2005
862-July 1, 2005
863-July 5, 2005
864-July 6, 2005
865-July 7, 2005
866-July 8, 2005
867-July 11, 2005
868-July 12, 2005
869-July 13, 2005
870-July 14, 2005
871-July 15, 2005
872-July 18, 2005
873-July 19, 2005
874-July 20, 2005
875-July 21, 2005
876-July 22, 2005
877-July 25, 2005
878-July 26, 2005
879-July 27, 2005
880-July 28, 2005
881-July 29, 2005
882-August 1, 2005
883-August 2, 2005
884-August 3, 2005
885-August 4, 2005
886-August 5, 2005
887-August 8, 2005
888-August 9, 2005
889-August 10, 2005
890-August 11, 2005
891-August 12, 2005
892-August 15, 2005
893-August 16, 2005
894-August 17, 2005
895-August 18, 2005
896-August 19, 2005
897-August 22, 2005
898-August 24, 2005
899-August 25, 2005
900-August 26, 2005
901-August 29, 2005
902-August 30, 2005
903-August 31, 2005
904-September 1, 2005
905-September 2, 2005
906-September 6, 2005
907-September 7, 2005
908-September 8, 2005
909-September 9, 2005
910-September 12, 2005
911-September 13, 2005
912-September 14, 2005
913-September 15, 2005
914-September 16, 2005
915-September 19, 2005
916-September 21, 2005
917-September 22, 2005
918-September 23, 2005
919-September 26, 2005
920-September 29, 2005
921-September 30, 2005
922-October 3, 2005
923-October 4, 2005
924-October 5, 2005
925-October 6, 2005
926-October 7, 2005
927-October 10, 2005
928-October 11, 2005
929-October 12, 2005
930-October 13, 2005
931-October 14, 2005
932-October 17, 2005
933-October 18, 2005
934-October 19, 2005
935-October 20, 2005
936-October 21, 2005
937-October 24, 2005
938-October 25, 2005
939-October 26, 2005
940-October 27, 2005
941-October 28, 2005
942-October 31, 2005
943-November 1, 2005
944-November 2, 2005
945-November 3, 2005
946-November 4, 2005
947-November 7, 2005
948-November 8, 2005
949-November 9, 2005
950-November 10, 2005
951-November 11, 2005
952-November 14, 2005
953-November 15, 2005
954-November 16, 2005
955-November 17, 2005
956-November 18, 2005
957-November 21, 2005
958-November 22, 2005
959-November 23, 2005
960-November 25, 2005
961-November 28, 2005
962-November 29, 2005
963-November 30, 2005
964-December 1, 2005
965-December 2, 2005
966-December 5, 2005
967-December 6, 2005
968-December 7, 2005
969-December 9, 2005
970-December 12, 2005
971-December 14, 2005
972-December 16, 2005
973-December 19, 2005
974-December 20, 2005
975-December 21, 2005
976-December 22, 2005
977-December 23, 2005
978-December 27, 2005
979-December 28, 2005
980-December 29, 2005
981-December 30, 2005

                            JNLNY Separate Account I

                                 [INSERT LOGO]

                              Financial Statements

                               December 31, 2005

JNLNY SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2005


                                                     JNL/AIM           JNL/AIM           JNL/AIM           JNL/Alger
                                                    Large Cap        Real Estate         Small Cap           Growth
                                                 Growth Portfolio     Portfolio       Growth Portfolio     Portfolio
                                                 ----------------------------------  ------------------------------------
ASSETS
Investments, at value (a)                            $ 4,672,349       $ 1,178,857        $ 3,487,513        $ 7,244,750
Receivables:
   Dividend receivable                                         -                 -                  -                  -
   Investment securities sold                                379               925                252              2,411
   Sub-account units sold                                 11,409            11,687                  -                 72
                                                 ----------------  ----------------  -----------------  -----------------
TOTAL ASSETS                                           4,684,137         1,191,469          3,487,765          7,247,233
                                                 ----------------  ----------------  -----------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                        11,409            11,687                  -                 72
   Sub-account units redeemed                                142               866                 80              2,107
   Insurance fees due to Jackson National
      Life of New York                                       237                59                172                304
                                                 ----------------  ----------------  -----------------  -----------------
TOTAL LIABILITIES                                         11,788            12,612                252              2,483
                                                 ----------------  ----------------  -----------------  -----------------
Net assets (Note 7)                                  $ 4,672,349       $ 1,178,857        $ 3,487,513        $ 7,244,750
------------------------------------------------ ================  ================  =================  =================


(a)  Investment shares                                   373,489           100,757            257,952            416,604
       Investments at cost                           $ 4,110,584       $ 1,109,801        $ 3,030,282        $ 7,010,562




                                                    JNL/Alliance         JNL/Eagle        JNL/Eagle           JNL/FMR
                                                      Capital           Core Equity        SmallCap           Balanced
                                                  Growth Portfolio       Portfolio     Equity Portfolio      Portfolio
                                                 -------------------  ---------------- -----------------  -----------------
ASSETS
Investments, at value (a)                                       $ -       $ 4,511,844       $ 4,321,887        $ 8,698,684
Receivables:
   Dividend receivable                                            -                 -                 -                  -
   Investment securities sold                                     -               457               401             44,945
   Sub-account units sold                                         -             7,606                11                 50
                                                 -------------------  ---------------- -----------------  -----------------
TOTAL ASSETS                                                      -         4,519,907         4,322,299          8,743,679
                                                 -------------------  ---------------- -----------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                                -             7,606                11                 50
   Sub-account units redeemed                                     -               240               206             44,512
   Insurance fees due to Jackson National
      Life of New York                                            -               217               195                433
                                                 -------------------  ---------------- -----------------  -----------------
TOTAL LIABILITIES                                                 -             8,063               412             44,995
                                                 -------------------  ---------------- -----------------  -----------------
Net assets (Note 7)                                             $ -       $ 4,511,844       $ 4,321,887        $ 8,698,684
------------------------------------------------ ===================  ================ =================  =================


(a)  Investment shares                                            -           294,315           214,699            788,639
       Investments at cost                                      $ -       $ 4,157,514       $ 3,679,318        $ 7,529,932




                                                                        JNL/Franklin
                                                      JNL/FMR            Templeton
                                                   Capital Growth        Small Cap
                                                     Portfolio        Value Portfolio
                                                 ------------------- -------------------
ASSETS
Investments, at value (a)                               $ 5,603,831           $ 522,202
Receivables:
   Dividend receivable                                            -                   -
   Investment securities sold                                   269                  32
   Sub-account units sold                                        13               1,000
                                                 ------------------- -------------------
TOTAL ASSETS                                              5,604,113             523,234
                                                 ------------------- -------------------

LIABILITIES
Payables:
   Investment securities purchased                               13               1,000
   Sub-account units redeemed                                    39                   4
   Insurance fees due to Jackson National
      Life of New York                                          230                  28
                                                 ------------------- -------------------
TOTAL LIABILITIES                                               282               1,032
                                                 ------------------- -------------------
NET ASSETS (NOTE 7)                                     $ 5,603,831           $ 522,202
------------------------------------------------ =================== ===================


(a)  Investment shares                                      337,784              47,344
       Investments at cost                              $ 7,450,967           $ 510,377


                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2005


                                              JNL/Goldman        JNL/JPMorgan        JNL/JPMorgan           JNL/
                                             Sachs Mid Cap      International       International      Lazard Mid Cap
                                            Value Portfolio    Equity Portfolio    Value Portfolio    Value Portfolio
                                            ----------------  -------------------  -----------------  -----------------
ASSETS
Investments, at value (a)                         $ 443,454          $ 3,690,140        $ 5,673,494        $ 8,755,397
Receivables:
   Dividend receivable                                    -                    -                  -                  -
   Investment securities sold                            28                  470             17,459              2,435
   Sub-account units sold                             1,000                3,803             11,691                364
                                            ----------------  -------------------  -----------------  -----------------
TOTAL ASSETS                                        444,482            3,694,413          5,702,644          8,758,196
                                            ----------------  -------------------  -----------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                    1,000                3,803             11,691                364
   Sub-account units redeemed                             3                  299             17,168              1,979
   Insurance fees due to Jackson National
      Life of New York                                   25                  171                291                456
                                            ----------------  -------------------  -----------------  -----------------
TOTAL LIABILITIES                                     1,028                4,273             29,150              2,799
                                            ----------------  -------------------  -----------------  -----------------
NET ASSETS (NOTE 7)                               $ 443,454          $ 3,690,140        $ 5,673,494        $ 8,755,397
------------------------------------------  ================  ===================  =================  =================


(a)  Investment shares                               38,934              306,745            518,601            646,632
       Investments at cost                        $ 425,678          $ 3,111,808        $ 4,730,480        $ 9,117,239



                                                   JNL/              JNL/MCM           JNL/MCM             JNL/MCM
                                             Lazard Small Cap           25            Bond Index       Communications
                                              Value Portfolio       Portfolio         Portfolio       Sector Portfolio
                                            --------------------  ---------------  ----------------- --------------------
ASSETS
Investments, at value (a)                           $ 5,876,009     $ 21,624,529        $ 9,541,804            $ 477,441
Receivables:
   Dividend receivable                                        -                -                  -                    -
   Investment securities sold                               699            5,632              3,730                  116
   Sub-account units sold                                    28           55,885            100,756                    -
                                            --------------------  ---------------  ----------------- --------------------
TOTAL ASSETS                                          5,876,736       21,686,046          9,646,290              477,557
                                            --------------------  ---------------  ----------------- --------------------

LIABILITIES
Payables:
   Investment securities purchased                           28           55,885            100,756                    -
   Sub-account units redeemed                               399            4,501              3,227                   93
   Insurance fees due to Jackson National
      Life of New York                                      300            1,131                503                   23
                                            --------------------  ---------------  ----------------- --------------------
TOTAL LIABILITIES                                           727           61,517            104,486                  116
                                            --------------------  ---------------  ----------------- --------------------
NET ASSETS (NOTE 7)                                 $ 5,876,009     $ 21,624,529        $ 9,541,804            $ 477,441
------------------------------------------  ====================  ===============  ================= ====================


(a)  Investment shares                                  460,142        1,338,980            887,610              107,532
       Investments at cost                          $ 5,956,476     $ 19,620,379        $ 9,623,320            $ 496,419



                                                                         JNL/MCM
                                                  JNL/MCM               Enhanced
                                              Consumer Brands         S&P 500 Stock
                                              Sector Portfolio       Index Portfolio
                                            ---------------------  --------------------
ASSETS
Investments, at value (a)                              $ 625,268           $ 3,416,380
Receivables:
   Dividend receivable                                         -                     -
   Investment securities sold                                 84                   367
   Sub-account units sold                                    564                 7,735
                                            ---------------------  --------------------
TOTAL ASSETS                                             625,916             3,424,482
                                            ---------------------  --------------------

LIABILITIES
Payables:
   Investment securities purchased                           564                 7,735
   Sub-account units redeemed                                 52                   192
   Insurance fees due to Jackson National
      Life of New York                                        32                   175
                                            ---------------------  --------------------
TOTAL LIABILITIES                                            648                 8,102
                                            ---------------------  --------------------
NET ASSETS (NOTE 7)                                    $ 625,268           $ 3,416,380
------------------------------------------  =====================  ====================


(a)  Investment shares                                    55,728               410,623
       Investments at cost                             $ 630,430           $ 3,377,034



                     See notes to the financial statements.



JNLNY SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2005


                                                JNL/MCM            JNL/MCM            JNL/MCM            JNL/MCM
                                               Financial            Global           Healthcare       International
                                            Sector Portfolio     15 Portfolio     Sector Portfolio   Index Portfolio
                                            -----------------  -----------------  -----------------  ----------------
ASSETS
Investments, at value (a)                          $ 944,705       $ 20,182,095        $ 4,423,784      $ 16,988,988
Receivables:
   Dividend receivable                                     -                  -                  -                 -
   Investment securities sold                            124             10,321                895            18,835
   Sub-account units sold                                  -             28,887              1,089            15,548
                                            -----------------  -----------------  -----------------  ----------------
TOTAL ASSETS                                         944,829         20,221,303          4,425,768        17,023,371
                                            -----------------  -----------------  -----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                         -             28,887              1,089            15,548
   Sub-account units redeemed                             71              9,254                654            17,940
   Insurance fees due to Jackson National
      Life of New York                                    53              1,067                241               895
                                            -----------------  -----------------  -----------------  ----------------
TOTAL LIABILITIES                                        124             39,208              1,984            34,383
                                            -----------------  -----------------  -----------------  ----------------
NET ASSETS (NOTE 7)                                $ 944,705       $ 20,182,095        $ 4,423,784      $ 16,988,988
------------------------------------------- =================  =================  =================  ================


(a)  Investment shares                                68,906          1,138,302            354,754         1,250,110
       Investments at cost                         $ 869,857       $ 17,222,406        $ 4,218,968      $ 16,565,832



                                                 JNL/MCM            JNL/MCM            JNL/MCM             JNL/MCM
                                                  JNL 5             Nasdaq(R)         Oil & Gas        S&P 400 MidCap
                                                Portfolio         15 Portfolio     Sector Portfolio    Index Portfolio
                                            ------------------ ------------------- -----------------  ------------------
ASSETS
Investments, at value (a)                        $ 61,447,960         $ 1,522,872       $ 5,399,728        $ 19,396,925
Receivables:
   Dividend receivable                                      -                   -                 -                   -
   Investment securities sold                          18,077                 420            15,072              12,841
   Sub-account units sold                              59,240              15,000             7,419              14,261
                                            ------------------ ------------------- -----------------  ------------------
TOTAL ASSETS                                       61,525,277           1,538,292         5,422,219          19,424,027
                                            ------------------ ------------------- -----------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                     59,240              15,000             7,419              14,261
   Sub-account units redeemed                          14,914                 340            14,789              11,833
   Insurance fees due to Jackson National
      Life of New York                                  3,163                  80               283               1,008
                                            ------------------ ------------------- -----------------  ------------------
TOTAL LIABILITIES                                      77,317              15,420            22,491              27,102
                                            ------------------ ------------------- -----------------  ------------------
NET ASSETS (NOTE 7)                              $ 61,447,960         $ 1,522,872       $ 5,399,728        $ 19,396,925
------------------------------------------- ================== =================== =================  ==================


(a)  Investment shares                              5,086,752             141,268           214,190           1,365,019
       Investments at cost                       $ 57,362,741         $ 1,441,974       $ 4,968,486        $ 17,238,121



                                                 JNL/MCM             JNL/MCM
                                                 S&P 500           Select Small
                                             Index Portfolio      Cap Portfolio
                                            -------------------  -----------------
ASSETS
Investments, at value (a)                         $ 26,373,741       $ 16,877,079
Receivables:
   Dividend receivable                                       -                  -
   Investment securities sold                           16,249              7,349
   Sub-account units sold                                8,541             16,227
                                            -------------------  -----------------
TOTAL ASSETS                                        26,398,531         16,900,655
                                            -------------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                       8,541             16,227
   Sub-account units redeemed                           14,864              6,468
   Insurance fees due to Jackson National
      Life of New York                                   1,385                881
                                            -------------------  -----------------
TOTAL LIABILITIES                                       24,790             23,576
                                            -------------------  -----------------
NET ASSETS (NOTE 7)                               $ 26,373,741       $ 16,877,079
------------------------------------------- ===================  =================


(a)  Investment shares                               2,469,451            858,448
       Investments at cost                        $ 25,262,356       $ 13,929,544

                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2005


                                                 JNL/MCM            JNL/MCM           JNL/MCM           JNL/MCM
                                                Small Cap         Technology           Dow SM             S&P(R)
                                             Index Portfolio   Sector Portfolio     10 Portfolio      10 Portfolio
                                             ----------------- ------------------ -----------------  ---------------
ASSETS
Investments, at value (a)                        $ 16,351,971        $ 1,492,987      $ 21,024,094     $ 25,761,113
Receivables:
   Dividend receivable                                      -                  -                 -                -
   Investment securities sold                          10,677                213             6,080            7,054
   Sub-account units sold                               8,051              4,945            79,240           69,510
                                             ----------------- ------------------ -----------------  ---------------
TOTAL ASSETS                                       16,370,699          1,498,145        21,109,414       25,837,677
                                             ----------------- ------------------ -----------------  ---------------

LIABILITIES
Payables:
   Investment securities purchased                      8,051              4,945            79,240           69,510
   Sub-account units redeemed                           9,825                132             4,992            5,717
   Insurance fees due to Jackson National
      Life of New York                                    852                 81             1,088            1,337
                                             ----------------- ------------------ -----------------  ---------------
TOTAL LIABILITIES                                      18,728              5,158            85,320           76,564
                                             ----------------- ------------------ -----------------  ---------------
NET ASSETS (NOTE 7)                              $ 16,351,971        $ 1,492,987      $ 21,024,094     $ 25,761,113
-------------------------------------------  ================= ================== =================  ===============


(a)  Investment shares                              1,216,665            238,116         1,530,138        1,379,813
       Investments at cost                       $ 15,024,295        $ 1,437,127      $ 20,400,462     $ 18,357,186



                                                  JNL/MCM           JNL/MCM        JNL/Oppenheimer     JNL/Oppenheimer
                                                Value Line(R)         VIP           Global Growth           Growth
                                               25 Portfolio        Portfolio          Portfolio           Portfolio
                                             ------------------  ---------------  ------------------  -------------------
ASSETS
Investments, at value (a)                         $ 37,395,515      $ 6,588,978         $ 8,279,922          $ 1,853,303
Receivables:
   Dividend receivable                                       -                -                   -                    -
   Investment securities sold                           58,706            4,012               1,360                  271
   Sub-account units sold                              141,954            8,308                   -                    -
                                             ------------------  ---------------  ------------------  -------------------
TOTAL ASSETS                                        37,596,175        6,601,298           8,281,282            1,853,574
                                             ------------------  ---------------  ------------------  -------------------

LIABILITIES
Payables:
   Investment securities purchased                     141,954            8,308                   -                    -
   Sub-account units redeemed                           56,730            3,675                 936                  178
   Insurance fees due to Jackson National
      Life of New York                                   1,976              337                 424                   93
                                             ------------------  ---------------  ------------------  -------------------
TOTAL LIABILITIES                                      200,660           12,320               1,360                  271
                                             ------------------  ---------------  ------------------  -------------------
NET ASSETS (NOTE 7)                               $ 37,395,515      $ 6,588,978         $ 8,279,922          $ 1,853,303
-------------------------------------------  ==================  ===============  ==================  ===================


(a)  Investment shares                               2,357,851          542,303             611,968              196,950
       Investments at cost                        $ 29,625,337      $ 6,148,534         $ 6,679,932          $ 1,660,812



                                                JNL/PIMCO         JNL/Putnam
                                               Total Return          Equity
                                              Bond Portfolio       Portfolio
                                             -----------------  ----------------
ASSETS
Investments, at value (a)                        $ 23,625,529       $ 3,136,607
Receivables:
   Dividend receivable                                      -                 -
   Investment securities sold                           5,641               137
   Sub-account units sold                              12,042                 -
                                             -----------------  ----------------
TOTAL ASSETS                                       23,643,212         3,136,744
                                             -----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                     12,042                 -
   Sub-account units redeemed                           4,435                 9
   Insurance fees due to Jackson National
      Life of New York                                  1,206               128
                                             -----------------  ----------------
TOTAL LIABILITIES                                      17,683               137
                                             -----------------  ----------------
NET ASSETS (NOTE 7)                              $ 23,625,529       $ 3,136,607
-------------------------------------------  =================  ================


(a)  Investment shares                              2,021,003           156,361
       Investments at cost                       $ 24,241,892       $ 3,283,616

                     See notes to the financial statements.



JNLNY SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2005

                                                                                       JNL/S&P            JNL/S&P
                                               JNL/Putnam         JNL/Putnam           Managed            Managed
                                             Midcap Growth       Value Equity         Aggressive        Conservative
                                               Portfolio          Portfolio        Growth Portfolio      Portfolio
                                            -----------------  -----------------  ------------------- -----------------
ASSETS
Investments, at value (a)                        $ 2,160,613        $ 6,591,222         $ 63,955,589       $ 6,204,627
Receivables:
   Dividend receivable                                     -                  -                    -                 -
   Investment securities sold                            311                534                6,885             1,908
   Sub-account units sold                              7,644                335                  135               325
                                            -----------------  -----------------  ------------------- -----------------
TOTAL ASSETS                                       2,168,568          6,592,091           63,962,609         6,206,860
                                            -----------------  -----------------  ------------------- -----------------

LIABILITIES
Payables:
   Investment securities purchased                     7,644                335                  135               325
   Sub-account units redeemed                            210                253                3,533             1,582
   Insurance fees due to Jackson National
      Life of New York                                   101                281                3,352               326
                                            -----------------  -----------------  ------------------- -----------------
TOTAL LIABILITIES                                      7,955                869                7,020             2,233
                                            -----------------  -----------------  ------------------- -----------------
NET ASSETS (NOTE 7)                              $ 2,160,613        $ 6,591,222         $ 63,955,589       $ 6,204,627
------------------------------------------  =================  =================  =================== =================


(a)  Investment shares                               238,215            364,357            4,996,530           579,872
       Investments at cost                       $ 1,784,158        $ 5,929,426         $ 55,693,990       $ 6,060,788


                                                                    JNL/S&P            JNL/S&P            JNL/Salomon
                                                 JNL/S&P            Managed            Managed           Brothers High
                                                 Managed           Moderate            Moderate           Yield Bond
                                             Growth Portfolio      Portfolio       Growth Portfolio        Portfolio
                                            ------------------- ----------------  -------------------  ------------------
ASSETS
Investments, at value (a)                         $ 73,034,155     $ 16,237,721         $ 64,507,428        $ 12,201,125
Receivables:
   Dividend receivable                                       -                -                    -                   -
   Investment securities sold                           12,063           12,397               15,942               1,031
   Sub-account units sold                               65,341          400,372              253,750                  17
                                            ------------------- ----------------  -------------------  ------------------
TOTAL ASSETS                                        73,111,559       16,650,490           64,777,120          12,202,173
                                            ------------------- ----------------  -------------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                      65,341          400,372              253,750                  17
   Sub-account units redeemed                            8,490           11,527               12,681                 443
   Insurance fees due to Jackson National
      Life of New York                                   3,573              870                3,261                 588
                                            ------------------- ----------------  -------------------  ------------------
TOTAL LIABILITIES                                       77,404          412,769              269,692               1,048
                                            ------------------- ----------------  -------------------  ------------------
NET ASSETS (NOTE 7)                               $ 73,034,155     $ 16,237,721         $ 64,507,428        $ 12,201,125
------------------------------------------  =================== ================  ===================  ==================


(a)  Investment shares                               5,814,821        1,470,808            5,318,007           1,534,733
       Investments at cost                        $ 66,103,949     $ 15,668,306         $ 59,947,289        $ 12,935,622



                                                                     JNL/Salomon
                                                JNL/Salomon           Brothers
                                                 Brothers          U.S. Government
                                              Strategic Bond          & Quality
                                                 Portfolio         Bond Portfolio
                                            --------------------  ------------------
ASSETS
Investments, at value (a)                           $ 8,474,769         $ 8,561,677
Receivables:
   Dividend receivable                                        -                   -
   Investment securities sold                               900               1,335
   Sub-account units sold                                19,314               3,887
                                            --------------------  ------------------
TOTAL ASSETS                                          8,494,983           8,566,899
                                            --------------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                       19,314               3,887
   Sub-account units redeemed                               480                 935
   Insurance fees due to Jackson National
      Life of New York                                      420                 400
                                            --------------------  ------------------
TOTAL LIABILITIES                                        20,214               5,222
                                            --------------------  ------------------
NET ASSETS (NOTE 7)                                 $ 8,474,769         $ 8,561,677
------------------------------------------  ====================  ==================


(a)  Investment shares                                  764,871             773,413
       Investments at cost                          $ 8,784,683         $ 8,965,709


                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
Statements of Assets and Liabilities
December 31, 2005


                                               JNL/Select         JNL/Select          JNL/Select          JNL/Select
                                                Balanced        Global Growth         Large Cap          Money Market
                                               Portfolio          Portfolio        Growth Portfolio        Portfolio
                                            -----------------  -----------------  ------------------- --------------------
ASSETS
Investments, at value (a)                       $ 11,919,967        $ 3,601,108          $ 7,391,698         $ 23,946,356
Receivables:
   Dividend receivable                                     -                  -                    -                4,768
   Investment securities sold                            956                213                1,628              132,931
   Sub-account units sold                                314                  -                    -               20,427
                                            -----------------  -----------------  ------------------- --------------------
TOTAL ASSETS                                      11,921,237          3,601,321            7,393,326           24,104,482
                                            -----------------  -----------------  ------------------- --------------------

LIABILITIES
Payables:
   Investment securities purchased                       314                  -                    -               20,427
   Sub-account units redeemed                            383                 64                1,298              131,542
   Insurance fees due to Jackson National
      Life of New York                                   573                149                  330                1,389
                                            -----------------  -----------------  ------------------- --------------------
TOTAL LIABILITIES                                      1,270                213                1,628              153,358
                                            -----------------  -----------------  ------------------- --------------------
NET ASSETS (NOTE 7)                             $ 11,919,967        $ 3,601,108          $ 7,391,698         $ 23,951,124
------------------------------------------  =================  =================  =================== ====================


(a)  Investment shares                               756,823            182,983              358,298           23,946,356
       Investments at cost                      $ 11,628,741        $ 4,826,490          $ 8,368,601         $ 23,946,347


                                                                      JNL/T.Rowe         JNL/T. Rowe
                                                   JNL/                 Price           Price Mid-Cap       JNL/T. Rowe
                                               Select Value          Established           Growth           Price Value
                                                 Portfolio         Growth Portfolio       Portfolio          Portfolio
                                            --------------------  ------------------- ------------------ ------------------
ASSETS
Investments, at value (a)                           $ 4,249,393         $ 18,904,129       $ 23,757,428       $ 21,334,428
Receivables:
   Dividend receivable                                        -                    -                  -                  -
   Investment securities sold                               453                9,487             13,210             20,207
   Sub-account units sold                                     -                7,606                  -                  -
                                            --------------------  ------------------- ------------------ ------------------
TOTAL ASSETS                                          4,249,846           18,921,222         23,770,638         21,354,635
                                            --------------------  ------------------- ------------------ ------------------

LIABILITIES
Payables:
   Investment securities purchased                            -                7,606                  -                  -
   Sub-account units redeemed                               232                8,655             12,138             19,225
   Insurance fees due to Jackson National
      Life of New York                                      221                  832              1,072                982
                                            --------------------  ------------------- ------------------ ------------------
TOTAL LIABILITIES                                           453               17,093             13,210             20,207
                                            --------------------  ------------------- ------------------ ------------------
NET ASSETS (NOTE 7)                                 $ 4,249,393         $ 18,904,129       $ 23,757,428       $ 21,334,428
------------------------------------------  ====================  =================== ================== ==================


(a)  Investment shares                                  251,443              972,435            801,533          1,530,447
       Investments at cost                          $ 3,920,862         $ 16,836,336       $ 20,990,779       $ 19,409,409


                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
Statements of Operations
For the Period Ended December 31, 2005


                                                        JNL/AIM            JNL/AIM           JNL/AIM           JNL/Alger
                                                       Large Cap         Real Estate        Small Cap            Growth
                                                   Growth Portfolio     Portfolio (a)   Growth Portfolio       Portfolio
                                                   ------------------  ---------------- ------------------  ----------------
INVESTMENT INCOME
   Dividends                                                 $ 1,496               $ -                $ -           $ 7,265
                                                   ------------------  ---------------- ------------------  ----------------

EXPENSES
   Insurance charges (Note 6)                                 69,521             6,971             59,269           101,345
                                                   ------------------  ---------------- ------------------  ----------------
TOTAL EXPENSES                                                69,521             6,971             59,269           101,345
                                                   ------------------  ---------------- ------------------  ----------------
                                                   ------------------  ---------------- ------------------  ----------------
NET INVESTMENT LOSS                                          (68,025)           (6,971)           (59,269)          (94,080)
                                                   ------------------  ---------------- ------------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                         -                 -                  -                 -
   Investments                                                72,864             2,403            173,954          (162,818)
Net change in unrealized appreciation
  (depreciation) on investments                              234,914            69,056             99,406           952,598
                                                   ------------------  ---------------- ------------------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                      307,778            71,459            273,360           789,780
                                                   ------------------  ---------------- ------------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         $ 239,753          $ 64,488          $ 214,091         $ 695,700
                                                   ==================  ================ ==================  ================




                                                       JNL/Alliance           JNL/Eagle           JNL/Eagle            JNL/FMR
                                                          Capital            Core Equity           SmallCap           Balanced
                                                   Growth Portfolio (b)       Portfolio        Equity Portfolio       Portfolio
                                                   ---------------------- ------------------  ------------------- ------------------
INVESTMENT INCOME
   Dividends                                                       $ 656           $ 39,272                  $ -              $ 683
                                                   ---------------------- ------------------  ------------------- ------------------

EXPENSES
   Insurance charges (Note 6)                                      9,661             75,361               71,396            137,223
                                                   ---------------------- ------------------  ------------------- ------------------
TOTAL EXPENSES                                                     9,661             75,361               71,396            137,223
                                                   ---------------------- ------------------  ------------------- ------------------
                                                   ---------------------- ------------------  ------------------- ------------------
NET INVESTMENT LOSS                                               (9,005)           (36,089)             (71,396)          (136,540)
                                                   ---------------------- ------------------  ------------------- ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                             -                  -               73,075                  -
   Investments                                                   (11,077)            77,034              293,237            210,838
Net change in unrealized appreciation
  (depreciation) on investments                                 (137,108)            40,203             (279,886)           605,208
                                                   ---------------------- ------------------  ------------------- ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                         (148,185)           117,237               86,426            816,046
                                                   ---------------------- ------------------  ------------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            $ (157,190)          $ 81,148             $ 15,030          $ 679,506
                                                   ====================== ==================  =================== ==================





                                                                          JNL/Franklin
                                                        JNL/FMR             Templeton
                                                    Capital Growth          Small Cap
                                                       Portfolio       Value Portfolio (a)
                                                   ------------------  --------------------
INVESTMENT INCOME
   Dividends                                                $ 15,451                   $ -
                                                   ------------------  --------------------

EXPENSES
   Insurance charges (Note 6)                                 82,143                 2,264
                                                   ------------------  --------------------
TOTAL EXPENSES                                                82,143                 2,264
                                                   ------------------  --------------------
                                                   ------------------  --------------------
NET INVESTMENT LOSS                                          (66,692)               (2,264)
                                                   ------------------  --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                         -                     -
   Investments                                              (567,067)                 (111)
Net change in unrealized appreciation
  (depreciation) on investments                              865,860                11,825
                                                   ------------------  --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                      298,793                11,714
                                                   ------------------  --------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         $ 232,101               $ 9,450
                                                   ==================  ====================



(a)  Commencement of operations May 2, 2005.
(b)  Period from January 1, 2005 through April 28, 2005.


                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
Statements of Operations
For the Period Ended December 31, 2005


                                                     JNL/Goldman          JNL/JPMorgan          JNL/JPMorgan            JNL/
                                                    Sachs Mid Cap         International        International       Lazard Mid Cap
                                                  Value Portfolio (a)   Equity Portfolio      Value Portfolio     Value Portfolio
                                                  -------------------  --------------------  ------------------- -------------------
INVESTMENT INCOME
   Dividends                                                     $ -              $ 58,023             $ 19,344           $ 809,304
                                                  -------------------  --------------------  ------------------- -------------------

EXPENSES
   Insurance charges (Note 6)                                  3,189                52,036               69,449             135,339
                                                  -------------------  --------------------  ------------------- -------------------
TOTAL EXPENSES                                                 3,189                52,036               69,449             135,339
                                                  -------------------  --------------------  ------------------- -------------------
                                                  -------------------  --------------------  ------------------- -------------------
NET INVESTMENT INCOME (LOSS)                                  (3,189)                5,987              (50,105)            673,965
                                                  -------------------  --------------------  ------------------- -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
   Distributions from investment companies                         -                     -               19,179             524,296
   Investments                                                    54               208,237              168,406             107,238
Net change in unrealized appreciation
   (depreciation) on investments                              17,775                95,968              539,385            (763,338)
                                                  -------------------  --------------------  ------------------- -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                       17,829               304,205              726,970            (131,804)
                                                  -------------------  --------------------  ------------------- -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          $ 14,640             $ 310,192            $ 676,865           $ 542,161
                                                  ===================  ====================  =================== ===================



                                                           JNL/                JNL/MCM           JNL/MCM            JNL/MCM
                                                     Lazard Small Cap            25            Bond Index        Communications
                                                     Value Portfolio          Portfolio         Portfolio       Sector Portfolio
                                                  -----------------------  ---------------- ------------------  -----------------
INVESTMENT INCOME
   Dividends                                                   $ 299,176               $ -          $ 225,288           $ 50,509
                                                  -----------------------  ---------------- ------------------  -----------------

EXPENSES
   Insurance charges (Note 6)                                     96,424           438,730            126,735              8,079
                                                  -----------------------  ---------------- ------------------  -----------------
TOTAL EXPENSES                                                    96,424           438,730            126,735              8,079
                                                  -----------------------  ---------------- ------------------  -----------------
                                                  -----------------------  ---------------- ------------------  -----------------
NET INVESTMENT INCOME (LOSS)                                     202,752          (438,730)            98,553             42,430
                                                  -----------------------  ---------------- ------------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
   Distributions from investment companies                       391,360                 -             14,080              1,289
   Investments                                                   108,413           921,465             17,199             17,229
Net change in unrealized appreciation
   (depreciation) on investments                                (569,450)       (1,401,203)          (143,067)           (45,670)
                                                  -----------------------  ---------------- ------------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                          (69,677)         (479,738)          (111,788)           (27,152)
                                                  -----------------------  ---------------- ------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                             $ 133,075        $ (918,468)         $ (13,235)          $ 15,278
                                                  =======================  ================ ==================  =================




                                                                           JNL/MCM
                                                        JNL/MCM            Enhanced
                                                    Consumer Brands     S&P 500 Stock
                                                   Sector Portfolio     Index Portfolio
                                                  --------------------  ---------------
INVESTMENT INCOME
   Dividends                                                 $ 10,193        $ 208,420
                                                  --------------------  ---------------

EXPENSES
   Insurance charges (Note 6)                                   5,860           49,471
                                                  --------------------  ---------------
TOTAL EXPENSES                                                  5,860           49,471
                                                  --------------------  ---------------
                                                  --------------------  ---------------
NET INVESTMENT INCOME (LOSS)                                    4,333          158,949
                                                  --------------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
   Distributions from investment companies                      5,643          111,395
   Investments                                                  6,530           52,352
Net change in unrealized appreciation
   (depreciation) on investments                              (26,119)        (254,841)
                                                  --------------------  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                       (13,946)         (91,094)
                                                  --------------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           $ (9,613)        $ 67,855
                                                  ====================  ===============



(a)  Commencement of operations May 2, 2005.


                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2005


                                                   JNL/MCM            JNL/MCM            JNL/MCM            JNL/MCM
                                                  Financial            Global          Healthcare        International
                                              Sector Portfolio      15 Portfolio    Sector Portfolio    Index Portfolio
                                              ------------------  ----------------- ------------------  -----------------
INVESTMENT INCOME
   Dividends                                           $ 14,203                $ -           $ 27,374          $ 384,304
                                              ------------------  ----------------- ------------------  -----------------

EXPENSES
   Insurance charges (Note 6)                            12,353            286,100             55,333            227,017
                                              ------------------  ----------------- ------------------  -----------------
TOTAL EXPENSES                                           12,353            286,100             55,333            227,017
                                              ------------------  ----------------- ------------------  -----------------
                                              ------------------  ----------------- ------------------  -----------------
NET INVESTMENT INCOME (LOSS)                              1,850           (286,100)           (27,959)           157,287
                                              ------------------  ----------------- ------------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
   Distributions from investment companies                  319                  -              3,941          1,699,241
   Investments                                            3,293            402,549             13,815            182,561
Net change in unrealized appreciation
   (depreciation) on investments                         40,450          1,391,835            158,579           (451,342)
                                              ------------------  ----------------- ------------------  -----------------
NET REALIZED AND UNREALIZED GAIN                         44,062          1,794,384            176,335          1,430,460
                                              ------------------  ----------------- ------------------  -----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     $ 45,912        $ 1,508,284          $ 148,376        $ 1,587,747
--------------------------------------------  ==================  ================= ==================  =================




                                                  JNL/MCM           JNL/MCM          JNL/MCM            JNL/MCM
                                                   JNL 5            Nasdaq(R)       Oil & Gas       S&P 400 MidCap
                                                 Portfolio       15 Portfolio    Sector Portfolio   Index Portfolio
                                              ----------------- ---------------- ----------------- ------------------
INVESTMENT INCOME
   Dividends                                          $ 14,598              $ -         $ 102,254          $ 251,785
                                              ----------------- ---------------- ----------------- ------------------

EXPENSES
   Insurance charges (Note 6)                          573,614           27,968            66,620            338,973
                                              ----------------- ---------------- ----------------- ------------------
TOTAL EXPENSES                                         573,614           27,968            66,620            338,973
                                              ----------------- ---------------- ----------------- ------------------
                                              ----------------- ---------------- ----------------- ------------------
NET INVESTMENT INCOME (LOSS)                          (559,016)         (27,968)           35,634            (87,188)
                                              ----------------- ---------------- ----------------- ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
   Distributions from investment companies                   -                -            18,128            617,716
   Investments                                         206,347           71,555           290,474            764,251
Net change in unrealized appreciation
   (depreciation) on investments                     3,872,622           (8,964)          369,852            594,527
                                              ----------------- ---------------- ----------------- ------------------
NET REALIZED AND UNREALIZED GAIN                     4,078,969           62,591           678,454          1,976,494
                                              ----------------- ---------------- ----------------- ------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                 $ 3,519,953         $ 34,623         $ 714,088        $ 1,889,306
--------------------------------------------  ================= ================ ================= ==================




                                                   JNL/MCM         JNL/MCM
                                                   S&P 500       Select Small
                                               Index Portfolio   Cap Portfolio
                                              ------------------ -------------
INVESTMENT INCOME
   Dividends                                          $ 316,228           $ -
                                              ------------------ -------------

EXPENSES
   Insurance charges (Note 6)                           409,789       244,829
                                              ------------------ -------------
TOTAL EXPENSES                                          409,789       244,829
                                              ------------------ -------------
                                              ------------------ -------------
NET INVESTMENT INCOME (LOSS)                            (93,561)     (244,829)
                                              ------------------ -------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
   Distributions from investment companies              749,647             -
   Investments                                          255,130       269,847
Net change in unrealized appreciation
   (depreciation) on investments                       (183,830)    1,083,375
                                              ------------------ -------------
NET REALIZED AND UNREALIZED GAIN                        820,947     1,353,222
                                              ------------------ -------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                    $ 727,386   $ 1,108,393
--------------------------------------------  ================== =============




                     See notes to the financial statements.



JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2005


                                                 JNL/MCM            JNL/MCM            JNL/MCM            JNL/MCM
                                                Small Cap          Technology           Dow SM             S&P(R)
                                             Index Portfolio    Sector Portfolio     10 Portfolio      10 Portfolio
                                             -----------------  -----------------  -----------------  ----------------
INVESTMENT INCOME
   Dividends                                        $ 284,711           $ 18,138                $ -               $ -
                                             -----------------  -----------------  -----------------  ----------------

EXPENSES
   Insurance charges (Note 6)                         269,795             17,200            349,874           455,428
                                             -----------------  -----------------  -----------------  ----------------
TOTAL EXPENSES                                        269,795             17,200            349,874           455,428
                                             -----------------  -----------------  -----------------  ----------------
                                             -----------------  -----------------  -----------------  ----------------
NET INVESTMENT INCOME (LOSS)                           14,916                938           (349,874)         (455,428)
                                             -----------------  -----------------  -----------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies            372,411              1,001                  -                 -
   Investments                                        364,944             12,759            140,108         3,015,763
Net change in unrealized appreciation
   (depreciation) on investments                     (149,541)            23,777         (1,076,290)        4,476,688
                                             -----------------  -----------------  -----------------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)               587,814             37,537           (936,182)        7,492,451
                                             -----------------  -----------------  -----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  $ 602,730           $ 38,475       $ (1,286,056)      $ 7,037,023
-------------------------------------------  =================  =================  =================  ================




                                                  JNL/MCM           JNL/MCM        JNL/Oppenheimer     JNL/Oppenheimer
                                                Value Line(R)         VIP           Global Growth           Growth
                                               25 Portfolio        Portfolio          Portfolio           Portfolio
                                             ------------------  ---------------  ------------------  -------------------
INVESTMENT INCOME
   Dividends                                               $ -         $ 19,002            $ 17,173              $ 2,122
                                             ------------------  ---------------  ------------------  -------------------

EXPENSES
   Insurance charges (Note 6)                          435,947           57,821             113,597               27,835
                                             ------------------  ---------------  ------------------  -------------------
TOTAL EXPENSES                                         435,947           57,821             113,597               27,835
                                             ------------------  ---------------  ------------------  -------------------
                                             ------------------  ---------------  ------------------  -------------------
NET INVESTMENT INCOME (LOSS)                          (435,947)         (38,819)            (96,424)             (25,713)
                                             ------------------  ---------------  ------------------  -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                   -                -                   -                    -
   Investments                                         944,883           46,868             290,229               14,994
Net change in unrealized appreciation
   (depreciation) on investments                     7,208,496          429,307             631,635              126,290
                                             ------------------  ---------------  ------------------  -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)              8,153,379          476,175             921,864              141,284
                                             ------------------  ---------------  ------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                 $ 7,717,432        $ 437,356           $ 825,440            $ 115,571
-------------------------------------------  ==================  ===============  ==================  ===================



                                                 JNL/PIMCO        JNL/Putnam
                                               Total Return          Equity
                                              Bond Portfolio       Portfolio
                                             ------------------ ----------------
INVESTMENT INCOME
   Dividends                                         $ 890,296         $ 24,422
                                             ------------------ ----------------

EXPENSES
   Insurance charges (Note 6)                          359,784           43,783
                                             ------------------ ----------------
TOTAL EXPENSES                                         359,784           43,783
                                             ------------------ ----------------
                                             ------------------ ----------------
NET INVESTMENT INCOME (LOSS)                           530,512          (19,361)
                                             ------------------ ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies             164,947                -
   Investments                                          72,688          (58,115)
Net change in unrealized appreciation
   (depreciation) on investments                      (739,988)         282,841
                                             ------------------ ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)               (502,353)         224,726
                                             ------------------ ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $ 28,159        $ 205,365
-------------------------------------------  ================== ================


                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2005

                                                                                          JNL/S&P           JNL/S&P
                                                   JNL/Putnam         JNL/Putnam          Managed           Managed
                                                  Midcap Growth      Value Equity       Aggressive        Conservative
                                                    Portfolio         Portfolio      Growth Portfolio      Portfolio
                                                 ----------------  ----------------- ------------------ -----------------
INVESTMENT INCOME
   Dividends                                                 $ -           $ 66,659          $ 488,136          $ 16,804
                                                 ----------------  ----------------- ------------------ -----------------

EXPENSES
   Insurance charges (Note 6)                             29,992            103,654          1,180,370            70,831
                                                 ----------------  ----------------- ------------------ -----------------
TOTAL EXPENSES                                            29,992            103,654          1,180,370            70,831
                                                 ----------------  ----------------- ------------------ -----------------
                                                 ----------------  ----------------- ------------------ -----------------
NET INVESTMENT INCOME (LOSS)                             (29,992)           (36,995)          (692,234)          (54,027)
                                                 ----------------  ----------------- ------------------ -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                     -                  -                  -             4,025
   Investments                                            61,150            114,036          1,354,394            10,793
Net change in unrealized appreciation
   (depreciation) on investments                         147,040            133,571          3,153,366           133,561
                                                 ----------------  ----------------- ------------------ -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                  208,190            247,607          4,507,760           148,379
                                                 ----------------  ----------------- ------------------ -----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     $ 178,198          $ 210,612        $ 3,815,526          $ 94,352
-----------------------------------------------  ================  ================= ================== =================



                                                                         JNL/S&P            JNL/S&P         JNL/Salomon
                                                      JNL/S&P            Managed            Managed        Brothers High
                                                      Managed           Moderate           Moderate          Yield Bond
                                                 Growth Portfolio       Portfolio      Growth Portfolio      Portfolio
                                                 ------------------  ----------------  ------------------ -----------------
INVESTMENT INCOME
   Dividends                                             $ 825,958          $ 25,953         $ 1,045,151         $ 871,354
                                                 ------------------  ----------------  ------------------ -----------------

EXPENSES
   Insurance charges (Note 6)                            1,153,833           169,999             918,323           215,318
                                                 ------------------  ----------------  ------------------ -----------------
TOTAL EXPENSES                                           1,153,833           169,999             918,323           215,318
                                                 ------------------  ----------------  ------------------ -----------------
                                                 ------------------  ----------------  ------------------ -----------------
NET INVESTMENT INCOME (LOSS)                              (327,875)         (144,046)            126,828           656,036
                                                 ------------------  ----------------  ------------------ -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies               2,416,828            11,056             455,692           120,866
   Investments                                           1,190,733            42,463             494,859            51,214
Net change in unrealized appreciation
   (depreciation) on investments                           528,041           541,833           1,726,921          (804,074)
                                                 ------------------  ----------------  ------------------ -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                  4,135,602           595,352           2,677,472          (631,994)
                                                 ------------------  ----------------  ------------------ -----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     $ 3,807,727         $ 451,306         $ 2,804,300          $ 24,042
-----------------------------------------------  ==================  ================  ================== =================



                                                                       JNL/Salomon
                                                   JNL/Salomon          Brothers
                                                     Brothers        U.S. Government
                                                  Strategic Bond        & Quality
                                                    Portfolio        Bond Portfolio
                                                 -----------------  ------------------
INVESTMENT INCOME
   Dividends                                            $ 423,581           $ 319,636
                                                 -----------------  ------------------

EXPENSES
   Insurance charges (Note 6)                             127,430             140,281
                                                 -----------------  ------------------
TOTAL EXPENSES                                            127,430             140,281
                                                 -----------------  ------------------
                                                 -----------------  ------------------
NET INVESTMENT INCOME (LOSS)                              296,151             179,355
                                                 -----------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 75,442              56,857
   Investments                                             29,532             (37,162)
Net change in unrealized appreciation
   (depreciation) on investments                         (335,306)           (151,035)
                                                 -----------------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                  (230,332)           (131,340)
                                                 -----------------  ------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       $ 65,819            $ 48,015
-----------------------------------------------  =================  ==================


                     See notes to the financial statements.



JNLNY SEPARATE ACCOUNT I
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2005


                                                JNL/Select         JNL/Select        JNL/Select          JNL/Select
                                                 Balanced        Global Growth        Large Cap         Money Market
                                                 Portfolio         Portfolio      Growth Portfolio       Portfolio
                                             ------------------ ----------------- ------------------  -----------------
INVESTMENT INCOME
   Dividends                                         $ 450,647          $ 18,537                $ -          $ 164,209
                                             ------------------ ----------------- ------------------  -----------------

EXPENSES
   Insurance charges (Note 6)                          195,210            50,613            112,217            102,187
                                             ------------------ ----------------- ------------------  -----------------
TOTAL EXPENSES                                         195,210            50,613            112,217            102,187
                                             ------------------ ----------------- ------------------  -----------------
                                             ------------------ ----------------- ------------------  -----------------
NET INVESTMENT INCOME (LOSS)                           255,437           (32,076)          (112,217)            62,022
                                             ------------------ ----------------- ------------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies           1,076,144                 -                  -                  -
   Investments                                         368,473          (417,809)          (405,319)                59
Net change in unrealized appreciation
   (depreciation) on investments                    (1,302,195)          456,287            748,565                (59)
                                             ------------------ ----------------- ------------------  -----------------
NET REALIZED AND UNREALIZED GAIN                       142,422            38,478            343,246                  -
                                             ------------------ ----------------- ------------------  -----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   $ 397,859           $ 6,402          $ 231,029           $ 62,022
-------------------------------------------- ================== ================= ==================  =================




                                                                    JNL/T.Rowe        JNL/T. Rowe
                                                   JNL/               Price          Price Mid-Cap      JNL/T. Rowe
                                               Select Value        Established           Growth         Price Value
                                                 Portfolio       Growth Portfolio      Portfolio         Portfolio
                                             ------------------  -----------------  -----------------  ---------------
INVESTMENT INCOME
   Dividends                                         $ 121,028           $ 37,076           $ 63,090        $ 408,754
                                             ------------------  -----------------  -----------------  ---------------

EXPENSES
   Insurance charges (Note 6)                           73,634            237,347            310,643          289,533
                                             ------------------  -----------------  -----------------  ---------------
TOTAL EXPENSES                                          73,634            237,347            310,643          289,533
                                             ------------------  -----------------  -----------------  ---------------
                                             ------------------  -----------------  -----------------  ---------------
NET INVESTMENT INCOME (LOSS)                            47,394           (200,271)          (247,553)         119,221
                                             ------------------  -----------------  -----------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies             156,929                  -          1,561,640          390,230
   Investments                                         123,081            231,665            563,753          379,042
Net change in unrealized appreciation
   (depreciation) on investments                       (82,578)           929,675            580,113           (7,650)
                                             ------------------  -----------------  -----------------  ---------------
NET REALIZED AND UNREALIZED GAIN                       197,432          1,161,340          2,705,506          761,622
                                             ------------------  -----------------  -----------------  ---------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   $ 244,826          $ 961,069        $ 2,457,953        $ 880,843
-------------------------------------------- ==================  =================  =================  ===============


                     See notes to the financial statements.



JNLNY SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the Period Ended December 31, 2005


                                                      JNL/AIM            JNL/AIM           JNL/AIM          JNL/Alger
                                                      Large Cap        Real Estate         Small Cap          Growth
                                                  Growth Portfolio    Portfolio (a)    Growth Portfolio     Portfolio
                                                  -----------------  ----------------  -----------------  ---------------
OPERATIONS
   Net investment loss                                   $ (68,025)         $ (6,971)         $ (59,269)       $ (94,080)
   Net realized gain (loss) on investments                  72,864             2,403            173,954         (162,818)
   Net change in unrealized appreciation
      (depreciation) on investments                        234,914            69,056             99,406          952,598
                                                  -----------------  ----------------  -----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         239,753            64,488            214,091          695,700
                                                  -----------------  ----------------  -----------------  ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            1,396,589           882,334            414,840          927,892
   Surrenders and terminations                            (361,027)           (7,121)          (477,422)        (938,450)
   Transfers between portfolios                             38,359           239,283           (381,760)        (135,805)
   Net annuitization transactions                                -                 -                  -                -
   Policyholder charges (Note 3)                            (7,488)             (127)            (8,864)         (17,514)
                                                  -----------------  ----------------  -----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 1,066,433         1,114,369           (453,206)        (163,877)
                                                  -----------------  ----------------  -----------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS                    1,306,186         1,178,857           (239,115)         531,823

NET ASSETS BEGINNING OF PERIOD                           3,366,163                 -          3,726,628        6,712,927
                                                  -----------------  ----------------  -----------------  ---------------

NET ASSETS END OF PERIOD                               $ 4,672,349       $ 1,178,857        $ 3,487,513      $ 7,244,750
------------------------------------------------- =================  ================  =================  ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                     312,417                 -            323,688          660,597

      Units Issued                                         195,973           123,759            125,385          163,329
      Units Redeemed                                       (99,077)          (21,670)          (166,481)        (205,613)
                                                  -----------------  ----------------  -----------------  ---------------

Units Outstanding at December 31, 2005                     409,313           102,089            282,592          618,313
                                                  =================  ================  =================  ===============



                                                     JNL/Alliance         JNL/Eagle         JNL/Eagle         JNL/FMR
                                                        Capital           Core Equity       SmallCap         Balanced
                                                  Growth Portfolio (b)    Portfolio      Equity Portfolio    Portfolio
                                                  -------------------- ----------------- ----------------  --------------
OPERATIONS
   Net investment loss                                       $ (9,005)        $ (36,089)       $ (71,396)     $ (136,540)
   Net realized gain (loss) on investments                    (11,077)           77,034          366,312         210,838
   Net change in unrealized appreciation
      (depreciation) on investments                          (137,108)           40,203         (279,886)        605,208
                                                  -------------------- ----------------- ----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           (157,190)           81,148           15,030         679,506
                                                  -------------------- ----------------- ----------------  --------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                  12,926           486,023          711,897       1,768,545
   Surrenders and terminations                                (64,912)         (336,178)        (440,455)       (617,973)
   Transfers between portfolios                            (1,712,102)          (83,872)      (1,079,788)        193,450
   Net annuitization transactions                                   -                 -                -               -
   Policyholder charges (Note 3)                               (1,937)           (6,043)          (9,910)         (8,863)
                                                  -------------------- ----------------- ----------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   (1,766,025)           59,930         (818,256)      1,335,159
                                                  -------------------- ----------------- ----------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS                      (1,923,215)          141,078         (803,226)      2,014,665

NET ASSETS BEGINNING OF PERIOD                              1,923,215         4,370,766        5,125,113       6,684,019
                                                  -------------------- ----------------- ----------------  --------------

NET ASSETS END OF PERIOD                                          $ -       $ 4,511,844      $ 4,321,887     $ 8,698,684
------------------------------------------------- ==================== ================= ================  ==============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                        274,356           353,771          347,075         647,743

      Units Issued                                              5,088           117,814           64,804         323,358
      Units Redeemed                                         (279,444)         (123,247)        (136,841)       (181,298)
                                                  -------------------- ----------------- ----------------  --------------

Units Outstanding at December 31, 2005                              -           348,338          275,038         789,803
                                                  ==================== ================= ================  ==============




                                                                       JNL/Franklin
                                                       JNL/FMR           Templeton
                                                   Capital Growth        Small Cap
                                                      Portfolio      Value Portfolio (a)
                                                  ------------------ ------------------
OPERATIONS
   Net investment loss                                    $ (66,692)          $ (2,264)
   Net realized gain (loss) on investments                 (567,067)              (111)
   Net change in unrealized appreciation
      (depreciation) on investments                         865,860             11,825
                                                  ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          232,101              9,450
                                                  ------------------ ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                               420,730            355,322
   Surrenders and terminations                             (744,795)            (3,159)
   Transfers between portfolios                            (261,722)           160,707
   Net annuitization transactions                                 -                  -
   Policyholder charges (Note 3)                            (13,607)              (118)
                                                  ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   (599,394)           512,752
                                                  ------------------ ------------------

NET INCREASE (DECREASE) IN NET ASSETS                      (367,293)           522,202

NET ASSETS BEGINNING OF PERIOD                            5,971,124                  -
                                                  ------------------ ------------------

NET ASSETS END OF PERIOD                                $ 5,603,831          $ 522,202
------------------------------------------------- ================== ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                      572,374                  -

      Units Issued                                           45,144             49,079
      Units Redeemed                                       (111,983)              (952)
                                                  ------------------ ------------------

Units Outstanding at December 31, 2005                      505,535             48,127
                                                  ================== ==================



(a)  Commencement of operations May 2, 2005.
(b)  Period from January 1, 2005 through April 28, 2005.


                     See notes to the financial statements.



JNLNY SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the Period Ended December 31, 2005


                                                    JNL/Goldman         JNL/JPMorgan        JNL/JPMorgan           JNL/
                                                   Sachs Mid Cap        International      International      Lazard Mid Cap
                                                 Value Portfolio (a)  Equity Portfolio    Value Portfolio    Value Portfolio
                                                 -------------------  ------------------ ------------------- -----------------
OPERATIONS
   Net investment income (loss)                            $ (3,189)            $ 5,987           $ (50,105)        $ 673,965
   Net realized gain (loss) on investments                       54             208,237             187,585           631,534
   Net change in unrealized appreciation
      (depreciation) on investments                          17,775              95,968             539,385          (763,338)
                                                 -------------------  ------------------ ------------------- -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           14,640             310,192             676,865           542,161
                                                 -------------------  ------------------ ------------------- -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                               341,758             786,509           1,576,317         2,439,964
   Surrenders and terminations                               (4,533)           (372,076)           (183,427)         (599,688)
   Transfers between portfolios                              91,591            (104,778)            904,907           513,185
   Net annuitization transactions                                 -                   -              25,543                 -
   Policyholder charges (Note 3)                                 (2)             (7,997)             (3,904)           (8,563)
                                                 -------------------  ------------------ ------------------- -----------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    428,814             301,658           2,319,436         2,344,898
                                                 -------------------  ------------------ ------------------- -----------------

NET INCREASE IN NET ASSETS                                  443,454             611,850           2,996,301         2,887,059

NET ASSETS BEGINNING OF PERIOD                                    -           3,078,290           2,677,193         5,868,338
                                                 -------------------  ------------------ ------------------- -----------------

NET ASSETS END OF PERIOD                                  $ 443,454         $ 3,690,140         $ 5,673,494       $ 8,755,397
------------------------------------------------ ===================  ================== =================== =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                            -             294,960             233,108           368,270

      Units Issued                                           42,508             130,268             293,189           220,446
      Units Redeemed                                         (2,878)           (117,200)            (79,643)          (80,684)
                                                 -------------------  ------------------ ------------------- -----------------

Units Outstanding at December 31, 2005                       39,630             308,028             446,654           508,032
                                                 ===================  ================== =================== =================



                                                         JNL/                JNL/MCM           JNL/MCM            JNL/MCM
                                                   Lazard Small Cap            25            Bond Index       Communications
                                                    Value Portfolio         Portfolio         Portfolio      Sector Portfolio
                                                 ----------------------  ---------------- ------------------ ------------------
OPERATIONS
   Net investment income (loss)                              $ 202,752        $ (438,730)          $ 98,553           $ 42,430
   Net realized gain (loss) on investments                     499,773           921,465             31,279             18,518
   Net change in unrealized appreciation
      (depreciation) on investments                           (569,450)       (1,401,203)          (143,067)           (45,670)
                                                 ----------------------  ---------------- ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                             133,075          (918,468)           (13,235)            15,278
                                                 ----------------------  ---------------- ------------------ ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                1,311,316         9,539,695          5,357,358            142,401
   Surrenders and terminations                                (457,549)       (1,178,616)          (383,000)           (10,307)
   Transfers between portfolios                                 (3,179)       (4,424,874)           346,801             34,815
   Net annuitization transactions                                    -                 -             11,430                  -
   Policyholder charges (Note 3)                                (5,841)          (16,136)           (11,072)              (320)
                                                 ----------------------  ---------------- ------------------ ------------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                       844,747         3,920,069          5,321,517            166,589
                                                 ----------------------  ---------------- ------------------ ------------------

NET INCREASE IN NET ASSETS                                     977,822         3,001,601          5,308,282            181,867

NET ASSETS BEGINNING OF PERIOD                               4,898,187        18,622,928          4,233,522            295,574
                                                 ----------------------  ---------------- ------------------ ------------------

NET ASSETS END OF PERIOD                                   $ 5,876,009      $ 21,624,529        $ 9,541,804          $ 477,441
------------------------------------------------ ======================  ================ ================== ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                         348,355         1,173,209            388,363             53,999

      Units Issued                                             171,868           772,865            569,954             99,744
      Units Redeemed                                          (112,497)         (515,446)           (83,455)           (56,359)
                                                 ----------------------  ---------------- ------------------ ------------------

Units Outstanding at December 31, 2005                         407,726         1,430,628            874,862             97,384
                                                 ======================  ================ ================== ==================




                                                                           JNL/MCM
                                                       JNL/MCM             Enhanced
                                                   Consumer Brands      S&P 500 Stock
                                                  Sector Portfolio     Index Portfolio
                                                 --------------------  -----------------
OPERATIONS
   Net investment income (loss)                              $ 4,333          $ 158,949
   Net realized gain (loss) on investments                    12,173            163,747
   Net change in unrealized appreciation
      (depreciation) on investments                          (26,119)          (254,841)
                                                 --------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                            (9,613)            67,855
                                                 --------------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                241,890          1,098,520
   Surrenders and terminations                               (10,151)          (211,377)
   Transfers between portfolios                              192,868            140,340
   Net annuitization transactions                                  -                  -
   Policyholder charges (Note 3)                                (373)            (2,444)
                                                 --------------------  -----------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                     424,234          1,025,039
                                                 --------------------  -----------------

NET INCREASE IN NET ASSETS                                   414,621          1,092,894

NET ASSETS BEGINNING OF PERIOD                               210,647          2,323,486
                                                 --------------------  -----------------

NET ASSETS END OF PERIOD                                   $ 625,268        $ 3,416,380
------------------------------------------------ ====================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                        19,789            262,468

      Units Issued                                            60,742            170,684
      Units Redeemed                                         (19,118)           (40,786)
                                                 --------------------  -----------------

Units Outstanding at December 31, 2005                        61,413            392,366
                                                 ====================  =================




(a)  Commencement of operations May 2, 2005.


                     See notes to the financial statements.



JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2005


                                                 JNL/MCM           JNL/MCM            JNL/MCM           JNL/MCM
                                                Financial           Global          Healthcare       International
                                            Sector Portfolio     15 Portfolio     Sector Portfolio  Index Portfolio
                                            ------------------ -----------------  ---------------- ------------------
OPERATIONS
   Net investment income (loss)                       $ 1,850        $ (286,100)        $ (27,959)         $ 157,287
   Net realized gain on investments                     3,612           402,549            17,756          1,881,802
   Net change in unrealized appreciation
      (depreciation) on investments                    40,450         1,391,835           158,579           (451,342)
                                            ------------------ -----------------  ---------------- ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     45,912         1,508,284           148,376          1,587,747
                                            ------------------ -----------------  ---------------- ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                         434,888         7,213,778         1,824,930          7,803,445
   Surrenders and terminations                         (8,891)         (667,419)          (56,067)          (511,942)
   Transfers between portfolios                        89,302         1,036,715         1,220,427            891,762
   Net annuitization transactions                           -            25,543                 -             13,194
   Policyholder charges (Note 3)                         (101)          (13,930)             (859)           (14,304)
                                            ------------------ -----------------  ---------------- ------------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                              515,198         7,594,687         2,988,431          8,182,155
                                            ------------------ -----------------  ---------------- ------------------

NET INCREASE IN NET ASSETS                            561,110         9,102,971         3,136,807          9,769,902

NET ASSETS BEGINNING OF PERIOD                        383,595        11,079,124         1,286,977          7,219,086
                                            ------------------ -----------------  ---------------- ------------------

NET ASSETS END OF PERIOD                            $ 944,705      $ 20,182,095       $ 4,423,784       $ 16,988,988
------------------------------------------- ================== =================  ================ ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                 32,906           718,709           122,654            530,196

      Units Issued                                     48,978           669,256           297,840            693,231
      Units Redeemed                                   (3,932)         (173,376)          (19,229)           (96,055)
                                            ------------------ -----------------  ---------------- ------------------

Units Outstanding at December 31, 2005                 77,952         1,214,589           401,265          1,127,372
                                            ================== =================  ================ ==================



                                                 JNL/MCM             JNL/MCM            JNL/MCM            JNL/MCM
                                                  JNL 5              Nasdaq(R)         Oil & Gas       S&P 400 MidCap
                                                Portfolio          15 Portfolio     Sector Portfolio   Index Portfolio
                                            ------------------  ------------------- ----------------  ------------------
OPERATIONS
   Net investment income (loss)                    $ (559,016)           $ (27,968)        $ 35,634           $ (87,188)
   Net realized gain on investments                   206,347               71,555          308,602           1,381,967
   Net change in unrealized appreciation
      (depreciation) on investments                 3,872,622               (8,964)         369,852             594,527
                                            ------------------  ------------------- ----------------  ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                  3,519,953               34,623          714,088           1,889,306
                                            ------------------  ------------------- ----------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                      47,225,943            1,291,274        2,995,395           7,763,024
   Surrenders and terminations                       (992,638)          (1,089,357)        (215,774)           (888,741)
   Transfers between portfolios                     6,460,599               76,252        1,185,517          (2,142,025)
   Net annuitization transactions                           -                    -                -              12,676
   Policyholder charges (Note 3)                      (31,217)                (619)          (5,249)            (17,016)
                                            ------------------  ------------------- ----------------  ------------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           52,662,687              277,550        3,959,889           4,727,918
                                            ------------------  ------------------- ----------------  ------------------

NET INCREASE IN NET ASSETS                         56,182,640              312,173        4,673,977           6,617,224

NET ASSETS BEGINNING OF PERIOD                      5,265,320            1,210,699          725,751          12,779,701
                                            ------------------  ------------------- ----------------  ------------------

NET ASSETS END OF PERIOD                         $ 61,447,960          $ 1,522,872      $ 5,399,728        $ 19,396,925
------------------------------------------- ==================  =================== ================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                483,519              111,760           44,819             996,119

      Units Issued                                  5,020,756              151,435          299,977             714,622
      Units Redeemed                                 (311,513)            (118,312)        (100,746)           (334,260)
                                            ------------------  ------------------- ----------------  ------------------

Units Outstanding at December 31, 2005              5,192,762              144,883          244,050           1,376,481
                                            ==================  =================== ================  ==================




                                                 JNL/MCM            JNL/MCM
                                                 S&P 500          Select Small
                                             Index Portfolio     Cap Portfolio
                                            ------------------  -----------------
OPERATIONS
   Net investment income (loss)                     $ (93,561)        $ (244,829)
   Net realized gain on investments                 1,004,777            269,847
   Net change in unrealized appreciation
      (depreciation) on investments                  (183,830)         1,083,375
                                            ------------------  -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                    727,386          1,108,393
                                            ------------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                      10,082,814          5,522,657
   Surrenders and terminations                     (1,290,156)          (451,756)
   Transfers between portfolios                       604,415            577,330
   Net annuitization transactions                      12,234                  -
   Policyholder charges (Note 3)                      (31,951)            (8,076)
                                            ------------------  -----------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                            9,377,356          5,640,155
                                            ------------------  -----------------

NET INCREASE IN NET ASSETS                         10,104,742          6,748,548

NET ASSETS BEGINNING OF PERIOD                     16,268,999         10,128,531
                                            ------------------  -----------------

NET ASSETS END OF PERIOD                         $ 26,373,741       $ 16,877,079
------------------------------------------- ==================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004              1,524,788            586,912

      Units Issued                                  1,179,432            409,228
      Units Redeemed                                 (268,494)           (78,899)
                                            ------------------  -----------------

Units Outstanding at December 31, 2005              2,435,726            917,241
                                            ==================  =================



                     See notes to the financial statements.



JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2005


                                                    JNL/MCM           JNL/MCM         JNL/MCM           JNL/MCM
                                                   Small Cap        Technology         Dow SM            S&P(R)
                                                Index Portfolio   Sector Portfolio  10 Portfolio     10 Portfolio
                                                ----------------- --------------------------------  ----------------
OPERATIONS
   Net investment income (loss)                         $ 14,916            $ 938      $ (349,874)       $ (455,428)
   Net realized gain (loss) on investments               737,355           13,760         140,108         3,015,763
   Net change in unrealized appreciation
      (depreciation) on investments                     (149,541)          23,777      (1,076,290)        4,476,688
                                                ----------------- ---------------- ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       602,730           38,475      (1,286,056)        7,037,023
                                                ----------------- ---------------- ---------------  ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                          6,639,712          692,364       6,855,069         7,698,564
   Surrenders and terminations                          (951,920)         (21,039)       (874,269)       (1,373,527)
   Transfers between portfolios                         (468,117)         304,726         551,035        (3,955,055)
   Net annuitization transactions                         12,630                -               -                 -
   Policyholder charges (Note 3)                         (22,090)            (374)        (21,055)          (18,289)
                                                ----------------- ---------------- ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               5,210,215          975,677       6,510,780         2,351,693
                                                ----------------- ---------------- ---------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                  5,812,945        1,014,152       5,224,724         9,388,716

NET ASSETS BEGINNING OF PERIOD                        10,539,026          478,835      15,799,370        16,372,397
                                                ----------------- ---------------- ---------------  ----------------

NET ASSETS END OF PERIOD                            $ 16,351,971      $ 1,492,987    $ 21,024,094      $ 25,761,113
----------------------------------------------- ================= ================ ===============  ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                   789,974           85,202       1,134,374         1,265,547

      Units Issued                                       610,828          225,325         699,938           786,576
      Units Redeemed                                    (192,653)         (51,327)       (201,803)         (575,432)
                                                ----------------- ---------------- ---------------  ----------------

Units Outstanding at December 31, 2005                 1,208,149          259,200       1,632,509         1,476,691
                                                ================= ================ ===============  ================



                                                     JNL/MCM           JNL/MCM        JNL/Oppenheimer    JNL/Oppenheimer
                                                   Value Line(R)         VIP           Global Growth          Growth
                                                  25 Portfolio        Portfolio          Portfolio          Portfolio
                                                ------------------  ---------------  ------------------ ------------------
OPERATIONS
   Net investment income (loss)                        $ (435,947)       $ (38,819)          $ (96,424)         $ (25,713)
   Net realized gain (loss) on investments                944,883           46,868             290,229             14,994
   Net change in unrealized appreciation
      (depreciation) on investments                     7,208,496          429,307             631,635            126,290
                                                ------------------  ---------------  ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      7,717,432          437,356             825,440            115,571
                                                ------------------  ---------------  ------------------ ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                          15,128,803        4,213,182           2,196,215            304,855
   Surrenders and terminations                           (825,142)        (129,159)           (579,749)          (118,223)
   Transfers between portfolios                         1,453,510        1,758,632             543,373            108,142
   Net annuitization transactions                               -                -              25,543                  -
   Policyholder charges (Note 3)                          (20,127)          (2,225)            (15,186)            (2,816)
                                                ------------------  ---------------  ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               15,737,044        5,840,430           2,170,196            291,958
                                                ------------------  ---------------  ------------------ ------------------

NET INCREASE (DECREASE) IN NET ASSETS                  23,454,476        6,277,786           2,995,636            407,529

NET ASSETS BEGINNING OF PERIOD                         13,941,039          311,192           5,284,286          1,445,774
                                                ------------------  ---------------  ------------------ ------------------

NET ASSETS END OF PERIOD                             $ 37,395,515      $ 6,588,978         $ 8,279,922        $ 1,853,303
----------------------------------------------- ==================  ===============  ================== ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                  1,227,698           28,311             473,742            177,850

      Units Issued                                      1,557,051          580,186             331,701             67,246
      Units Redeemed                                     (369,696)         (55,121)           (138,663)           (31,714)
                                                ------------------  ---------------  ------------------ ------------------

Units Outstanding at December 31, 2005                  2,415,053          553,376             666,780            213,382
                                                ==================  ===============  ================== ==================




                                                   JNL/PIMCO        JNL/Putnam
                                                  Total Return        Equity
                                                 Bond Portfolio     Portfolio
                                                ----------------- ---------------
OPERATIONS
   Net investment income (loss)                        $ 530,512       $ (19,361)
   Net realized gain (loss) on investments               237,635         (58,115)
   Net change in unrealized appreciation
      (depreciation) on investments                     (739,988)        282,841
                                                ----------------- ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        28,159         205,365
                                                ----------------- ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                          6,810,341         175,027
   Surrenders and terminations                        (1,277,377)       (305,221)
   Transfers between portfolios                        2,590,606         (86,743)
   Net annuitization transactions                              -               -
   Policyholder charges (Note 3)                         (26,862)         (5,754)
                                                ----------------- ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               8,096,708        (222,691)
                                                ----------------- ---------------

NET INCREASE (DECREASE) IN NET ASSETS                  8,124,867         (17,326)

NET ASSETS BEGINNING OF PERIOD                        15,500,662       3,153,933
                                                ----------------- ---------------

NET ASSETS END OF PERIOD                            $ 23,625,529     $ 3,136,607
----------------------------------------------- ================= ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                 1,210,278         352,497

      Units Issued                                       898,989          14,589
      Units Redeemed                                    (308,794)        (52,570)
                                                ----------------- ---------------

Units Outstanding at December 31, 2005                 1,800,473         314,516
                                                ================= ===============





                     See notes to the financial statements.



JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2005

                                                                                         JNL/S&P           JNL/S&P
                                                    JNL/Putnam       JNL/Putnam          Managed           Managed
                                                   Midcap Growth    Value Equity        Aggressive      Conservative
                                                     Portfolio        Portfolio      Growth Portfolio     Portfolio
                                                  ---------------- ----------------  ----------------- ----------------
OPERATIONS
   Net investment income (loss)                         $ (29,992)       $ (36,995)        $ (692,234)       $ (54,027)
   Net realized gain on investments                        61,150          114,036          1,354,394           14,818
   Net change in unrealized appreciation
      (depreciation) on investments                       147,040          133,571          3,153,366          133,561
                                                  ---------------- ----------------  ----------------- ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        178,198          210,612          3,815,526           94,352
                                                  ---------------- ----------------  ----------------- ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                             435,853          326,788          8,790,210        4,599,529
   Surrenders and terminations                           (241,312)        (661,297)        (4,091,307)        (122,845)
   Transfers between portfolios                            (1,240)        (357,556)        (7,032,388)         435,190
   Net annuitization transactions                               -                -                  -                -
   Policyholder charges (Note 3)                           (4,322)         (13,233)           (94,331)          (1,957)
                                                  ---------------- ----------------  ----------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  188,979         (705,298)        (2,427,816)       4,909,917
                                                  ---------------- ----------------  ----------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS                     367,177         (494,686)         1,387,710        5,004,269

NET ASSETS BEGINNING OF PERIOD                          1,793,436        7,085,908         62,567,879        1,200,358
                                                  ---------------- ----------------  ----------------- ----------------

NET ASSETS END OF PERIOD                              $ 2,160,613      $ 6,591,222       $ 63,955,589      $ 6,204,627
------------------------------------------------  ================ ================  ================= ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                    228,044          660,250          5,414,105          116,468

      Units Issued                                         79,531           36,946            872,917          578,539
      Units Redeemed                                      (53,624)        (119,025)        (1,121,155)        (103,169)
                                                  ---------------- ----------------  ----------------- ----------------

Units Outstanding at December 31, 2005                    253,951          578,171          5,165,867          591,838
                                                  ================ ================  ================= ================



                                                                        JNL/S&P          JNL/S&P        JNL/Salomon
                                                      JNL/S&P           Managed          Managed       Brothers High
                                                      Managed          Moderate         Moderate         Yield Bond
                                                  Growth Portfolio     Portfolio     Growth Portfolio    Portfolio
                                                  -----------------  --------------  ---------------- -----------------
OPERATIONS
   Net investment income (loss)                         $ (327,875)     $ (144,046)        $ 126,828         $ 656,036
   Net realized gain on investments                      3,607,561          53,519           950,551           172,080
   Net change in unrealized appreciation
      (depreciation) on investments                        528,041         541,833         1,726,921          (804,074)
                                                  -----------------  --------------  ---------------- -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       3,807,727         451,306         2,804,300            24,042
                                                  -----------------  --------------  ---------------- -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           13,593,708      12,850,301        23,236,349         2,532,847
   Surrenders and terminations                          (4,372,859)       (390,774)       (2,447,009)         (935,400)
   Transfers between portfolios                           (363,915)      1,395,847         3,081,379        (2,639,122)
   Net annuitization transactions                                -               -            25,543                 -
   Policyholder charges (Note 3)                           (77,285)         (5,099)          (37,459)          (15,034)
                                                  -----------------  --------------  ---------------- -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 8,779,649      13,850,275        23,858,803        (1,056,709)
                                                  -----------------  --------------  ---------------- -----------------

NET INCREASE (DECREASE) IN NET ASSETS                   12,587,376      14,301,581        26,663,103        (1,032,667)

NET ASSETS BEGINNING OF PERIOD                          60,446,779       1,936,140        37,844,325        13,233,792
                                                  -----------------  --------------  ---------------- -----------------

NET ASSETS END OF PERIOD                              $ 73,034,155    $ 16,237,721      $ 64,507,428      $ 12,201,125
------------------------------------------------  =================  ==============  ================ =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                   5,036,596         184,732         3,187,258         1,123,587

      Units Issued                                       1,423,088       1,446,386         2,423,398           611,992
      Units Redeemed                                      (744,929)       (124,893)         (444,056)         (695,714)
                                                  -----------------  --------------  ---------------- -----------------

Units Outstanding at December 31, 2005                   5,714,755       1,506,225         5,166,600         1,039,865
                                                  =================  ==============  ================ =================


                                                                        JNL/Salomon
                                                     JNL/Salomon         Brothers
                                                      Brothers        U.S. Government
                                                   Strategic Bond        & Quality
                                                      Portfolio       Bond Portfolio
                                                  ------------------ ------------------
OPERATIONS
   Net investment income (loss)                           $ 296,151          $ 179,355
   Net realized gain on investments                         104,974             19,695
   Net change in unrealized appreciation
      (depreciation) on investments                        (335,306)          (151,035)
                                                  ------------------ ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                           65,819             48,015
                                                  ------------------ ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                             3,468,928          1,434,739
   Surrenders and terminations                             (657,362)          (651,546)
   Transfers between portfolios                            (403,914)          (100,590)
   Net annuitization transactions                                 -                  -
   Policyholder charges (Note 3)                            (26,502)           (11,251)
                                                  ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  2,381,150            671,352
                                                  ------------------ ------------------

NET INCREASE (DECREASE) IN NET ASSETS                     2,446,969            719,367

NET ASSETS BEGINNING OF PERIOD                            6,027,800          7,842,310
                                                  ------------------ ------------------

NET ASSETS END OF PERIOD                                $ 8,474,769        $ 8,561,677
------------------------------------------------  ================== ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                      386,185            601,084

      Units Issued                                          261,777            201,545
      Units Redeemed                                       (130,269)          (162,474)
                                                  ------------------ ------------------

Units Outstanding at December 31, 2005                      517,693            640,155
                                                  ================== ==================





                     See notes to the financial statements.




JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2005


                                                     JNL/Select         JNL/Select          JNL/Select          JNL/Select
                                                      Balanced         Global Growth        Large Cap          Money Market
                                                     Portfolio           Portfolio       Growth Portfolio       Portfolio
                                                  -----------------  ------------------ -------------------  -----------------
OPERATIONS
   Net investment income (loss)                          $ 255,437           $ (32,076)         $ (112,217)          $ 62,022
   Net realized gain (loss) on investments               1,444,617            (417,809)           (405,319)                59
   Net change in unrealized appreciation
      (depreciation) on investments                     (1,302,195)            456,287             748,565                (59)
                                                  -----------------  ------------------ -------------------  -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                         397,859               6,402             231,029             62,022
                                                  -----------------  ------------------ -------------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            1,859,623             539,464           1,281,534          4,144,024
   Surrenders and terminations                          (1,332,696)           (482,881)         (1,029,318)        (1,065,413)
   Transfers between portfolios                             94,736            (107,252)           (202,733)        15,619,025
   Net annuitization transactions                                -                   -                   -                  -
   Policyholder charges (Note 3)                           (22,132)             (8,683)            (19,870)           (26,204)
                                                  -----------------  ------------------ -------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   599,531             (59,352)             29,613         18,671,432
                                                  -----------------  ------------------ -------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                      997,390             (52,950)            260,642         18,733,454

NET ASSETS BEGINNING OF PERIOD                          10,922,577           3,654,058           7,131,056          5,217,670
                                                  -----------------  ------------------ -------------------  -----------------

NET ASSETS END OF PERIOD                              $ 11,919,967         $ 3,601,108         $ 7,391,698       $ 23,951,124
------------------------------------------------  =================  ================== ===================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                     654,654             356,859             698,099            468,684

      Units Issued                                         139,153              53,025              87,555          2,522,611
      Units Redeemed                                      (135,085)            (84,253)           (162,726)          (862,150)
                                                  -----------------  ------------------ -------------------  -----------------

Units Outstanding at December 31, 2005                     658,722             325,631             622,928          2,129,145
                                                  =================  ================== ===================  =================



                                                                       JNL/T.Rowe        JNL/T. Rowe
                                                        JNL/             Price          Price Mid-Cap    JNL/T. Rowe
                                                    Select Value      Established          Growth        Price Value
                                                     Portfolio      Growth Portfolio      Portfolio       Portfolio
                                                  ----------------- -----------------  ---------------- ---------------
OPERATIONS
   Net investment income (loss)                           $ 47,394        $ (200,271)       $ (247,553)      $ 119,221
   Net realized gain (loss) on investments                 280,010           231,665         2,125,393         769,272
   Net change in unrealized appreciation
      (depreciation) on investments                        (82,578)          929,675           580,113          (7,650)
                                                  ----------------- -----------------  ---------------- ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                         244,826           961,069         2,457,953         880,843
                                                  ----------------- -----------------  ---------------- ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                              752,202         6,236,075         6,782,847       7,107,148
   Surrenders and terminations                            (572,789)         (968,058)       (1,740,421)     (1,176,010)
   Transfers between portfolios                            392,418         1,627,802           256,016         652,344
   Net annuitization transactions                                -                 -                 -               -
   Policyholder charges (Note 3)                           (13,303)          (19,974)          (34,262)        (29,214)
                                                  ----------------- -----------------  ---------------- ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   558,528         6,875,845         5,264,180       6,554,268
                                                  ----------------- -----------------  ---------------- ---------------

NET INCREASE (DECREASE) IN NET ASSETS                      803,354         7,836,914         7,722,133       7,435,111

NET ASSETS BEGINNING OF PERIOD                           3,446,039        11,067,215        16,035,295      13,899,317
                                                  ----------------- -----------------  ---------------- ---------------

NET ASSETS END OF PERIOD                               $ 4,249,393      $ 18,904,129      $ 23,757,428    $ 21,334,428
------------------------------------------------  ================= =================  ================ ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2004                     211,802           699,670           769,763       1,093,832

      Units Issued                                          84,388           470,035           310,465         720,415
      Units Redeemed                                       (49,954)         (163,847)         (205,247)       (220,787)
                                                  ----------------- -----------------  ---------------- ---------------

Units Outstanding at December 31, 2005                     246,236         1,005,858           874,981       1,593,460
                                                  ================= =================  ================ ===============




                     See notes to the financial statements.



JNLNY SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the Period Ended December 31, 2004


                                                       JNL/AIM            JNL/AIM             JNL/AIM          JNL/Alger
                                                      Large Cap      Premier Equity II        Small Cap          Growth
                                                  Growth Portfolio     Portfolio (a)      Growth Portfolio     Portfolio
                                                  ------------------ -------------------  -----------------  ---------------
OPERATIONS
   Net investment loss                                    $ (53,584)           $ (1,963)         $ (60,755)       $ (97,502)
   Net realized gain (loss) on investments                   79,260              (1,206)            53,092         (314,274)
   Net change in unrealized appreciation
      (depreciation) on investments                         221,272             (13,061)           156,759          648,135
                                                  ------------------ -------------------  -----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          246,948             (16,230)           149,096          236,359
                                                  ------------------ -------------------  -----------------  ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                             1,616,352             217,536          1,541,253          751,069
   Surrenders and terminations                             (245,821)             (5,003)          (177,835)        (435,889)
   Transfers between portfolios                             400,876            (603,691)          (314,098)        (900,434)
   Policyholder charges (Note 3)                             (8,620)                (44)            (3,253)         (13,886)
                                                  ------------------ -------------------  -----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  1,762,787            (391,202)         1,046,067         (599,140)
                                                  ------------------ -------------------  -----------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS                     2,009,735            (407,432)         1,195,163         (362,781)

NET ASSETS BEGINNING OF PERIOD                            1,356,428             407,432          2,531,475        7,075,708
                                                  ------------------ -------------------  -----------------  ---------------

NET ASSETS END OF PERIOD                                $ 3,366,163                 $ -        $ 3,726,638      $ 6,712,927
------------------------------------------------  ================== ===================  =================  ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                      136,244              45,083            233,513          754,085

      Units Issued                                          337,593              24,568            260,684           74,740
      Units Redeemed                                       (161,420)            (69,651)          (170,509)        (168,228)
                                                  ------------------ -------------------  -----------------  ---------------

Units Outstanding at December 31, 2004                      312,417                   -            323,688          660,597
                                                  ================== ===================  =================  ===============



                                                    JNL/Alliance        JNL/Eagle         JNL/Eagle           JNL/FMR
                                                       Capital          Core Equity        SmallCap          Balanced
                                                  Growth Portfolio      Portfolio      Equity Portfolio      Portfolio
                                                  ------------------  ----------------------------------  ----------------
OPERATIONS
   Net investment loss                                    $ (28,111)       $ (30,743)         $ (61,991)        $ (17,503)
   Net realized gain (loss) on investments                   29,269            4,247             81,523            39,385
   Net change in unrealized appreciation
      (depreciation) on investments                          94,316          233,744            633,918           426,075
                                                  ------------------  ---------------  -----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           95,474          207,248            653,450           447,957
                                                  ------------------  ---------------  -----------------  ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                               164,537        1,348,803            715,866         1,563,379
   Surrenders and terminations                             (156,664)        (163,820)          (226,546)         (259,378)
   Transfers between portfolios                            (578,432)          57,062            932,375           (57,054)
   Policyholder charges (Note 3)                             (3,914)          (3,548)            (5,663)           (7,912)
                                                  ------------------  ---------------  -----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   (574,473)       1,238,497          1,416,032         1,239,035
                                                  ------------------  ---------------  -----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                      (478,999)       1,445,745          2,069,482         1,686,992

NET ASSETS BEGINNING OF PERIOD                            2,402,216        2,925,022          3,055,631         4,997,027
                                                  ------------------  ---------------  -----------------  ----------------

NET ASSETS END OF PERIOD                                $ 1,923,217      $ 4,370,767        $ 5,125,113       $ 6,684,019
------------------------------------------------  ==================  ===============  =================  ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                      382,516          273,046            250,967           515,772

      Units Issued                                           31,681          132,956            158,101           307,285
      Units Redeemed                                       (139,841)         (52,231)           (61,993)         (175,314)
                                                  ------------------  ---------------  -----------------  ----------------

Units Outstanding at December 31, 2004                      274,356          353,771            347,075           647,743
                                                  ==================  ===============  =================  ================




                                                      JNL/FMR        JNL/JPMorgan
                                                   Capital Growth    International
                                                     Portfolio      Equity Portfolio
                                                  ----------------- ----------------
OPERATIONS
   Net investment loss                                   $ (82,976)        $ (5,599)
   Net realized gain (loss) on investments              (1,056,023)          42,014
   Net change in unrealized appreciation
      (depreciation) on investments                      1,986,140          318,009
                                                  ----------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         847,141          354,424
                                                  ----------------- ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                              257,909          213,953
   Surrenders and terminations                            (509,854)        (191,194)
   Transfers between portfolios                           (680,413)         318,053
   Policyholder charges (Note 3)                           (17,776)          (5,528)
                                                  ----------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  (950,134)         335,284
                                                  ----------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS                     (102,993)         689,708

NET ASSETS BEGINNING OF PERIOD                           6,074,117        2,388,582
                                                  ----------------- ----------------

NET ASSETS END OF PERIOD                               $ 5,971,124      $ 3,078,290
------------------------------------------------  ================= ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                     694,673          267,853

      Units Issued                                          33,919          111,393
      Units Redeemed                                      (156,218)         (84,286)
                                                  ----------------- ----------------

Units Outstanding at December 31, 2004                     572,374          294,960
                                                  ================= ================



(a)  Period from January 1, 2004 through April 30, 2004.



                     See notes to the financial statements.



JNLNY SEPARATE ACCOUNT I
Statements of Changes in Net Assets
For the Period Ended December 31, 2004


                                               JNL/JPMorgan           JNL/               JNL/             JNL/MCM
                                               International     Lazard Mid Cap    Lazard Small Cap          25
                                              Value Portfolio    Value Portfolio   Value Portfolio       Portfolio
                                             ------------------------------------- -----------------  -----------------
OPERATIONS
   Net investment loss                                $ (4,041)         $ (58,211)        $ (69,103)        $ (244,174)
   Net realized gain (loss) on investments              41,024            674,291           628,646          1,091,171
   Net change in unrealized appreciation
      (depreciation) on investments                    311,986            235,512           (17,917)         1,903,590
                                             ------------------------------------- -----------------  -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     348,969            851,592           541,626          2,750,587
                                             ------------------------------------- -----------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                        1,042,395          2,020,442         1,554,349         11,156,712
   Surrenders and terminations                         (38,530)          (159,172)         (266,032)          (367,878)
   Transfers between portfolios                        549,932          1,202,999           (88,075)        (2,036,667)
   Policyholder charges (Note 3)                          (724)            (1,582)           (5,953)            (1,397)
                                             ------------------------------------- -----------------  -----------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             1,553,073          3,062,687         1,194,289          8,750,770
                                             ------------------------------------- -----------------  -----------------

NET INCREASE IN NET ASSETS                           1,902,042          3,914,279         1,735,915         11,501,357

NET ASSETS BEGINNING OF PERIOD                         775,151          1,954,059         3,162,272          7,121,571
                                             ------------------------------------- -----------------  -----------------

NET ASSETS END OF PERIOD                           $ 2,677,193        $ 5,868,338       $ 4,898,187       $ 18,622,928
-------------------------------------------  ===================================== =================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                  69,233            153,974           256,160            535,334

      Units Issued                                     195,103            261,590           237,389          1,092,615
      Units Redeemed                                   (31,228)           (47,294)         (145,194)          (454,740)
                                             ------------------------------------- -----------------  -----------------

Units Outstanding at December 31, 2004                 233,108            368,270           348,355          1,173,209
                                             ===================================== =================  =================



                                                                                                           JNL/MCM
                                                  JNL/MCM            JNL/MCM            JNL/MCM            Enhanced
                                                Bond Index        Communications    Consumer Brands     S&P 500 Stock
                                                 Portfolio       Sector Portfolio   Sector Portfolio   Index Portfolio
                                             ------------------  -----------------  -----------------  -----------------
OPERATIONS
   Net investment loss                               $ (26,486)          $ (2,660)          $ (2,334)         $ (26,179)
   Net realized gain (loss) on investments              (3,267)               175             (1,970)            29,408
   Net change in unrealized appreciation
      (depreciation) on investments                     74,223             26,693             20,958            182,000
                                             ------------------  -----------------  -----------------  -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      44,470             24,208             16,654            185,229
                                             ------------------  -----------------  -----------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                        3,276,657            175,703            203,982            912,785
   Surrenders and terminations                        (120,946)           (31,586)            (2,352)          (140,446)
   Transfers between portfolios                        469,399            128,643             (7,497)           217,039
   Policyholder charges (Note 3)                        (2,676)            (1,394)              (140)            (6,826)
                                             ------------------  -----------------  -----------------  -----------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             3,622,434            271,366            193,993            982,552
                                             ------------------  -----------------  -----------------  -----------------

NET INCREASE IN NET ASSETS                           3,666,904            295,574            210,647          1,167,781

NET ASSETS BEGINNING OF PERIOD                         566,618                  -                  -          1,155,705
                                             ------------------  -----------------  -----------------  -----------------

NET ASSETS END OF PERIOD                           $ 4,233,522          $ 295,574          $ 210,647        $ 2,323,486
-------------------------------------------  ==================  =================  =================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                  53,215                  -                  -            133,249

      Units Issued                                     393,361             58,727             36,688            170,059
      Units Redeemed                                   (58,213)            (4,728)           (16,899)           (40,840)
                                             ------------------  -----------------  -----------------  -----------------

Units Outstanding at December 31, 2004                 388,363             53,999             19,789            262,468
                                             ==================  =================  =================  =================



                                                  JNL/MCM            JNL/MCM
                                                 Financial           Global
                                              Sector Portfolio    15 Portfolio
                                             ------------------- ----------------
OPERATIONS
   Net investment loss                                 $ (3,664)       $ (85,330)
   Net realized gain (loss) on investments                  525           69,006
   Net change in unrealized appreciation
      (depreciation) on investments                      33,889        1,419,694
                                             ------------------- ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       30,750        1,403,370
                                             ------------------- ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           340,842        5,478,302
   Surrenders and terminations                           (1,761)        (130,456)
   Transfers between portfolios                         (10,240)       2,972,176
   Policyholder charges (Note 3)                            (13)          (1,670)
                                             ------------------- ----------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                328,828        8,318,352
                                             ------------------- ----------------

NET INCREASE IN NET ASSETS                              359,578        9,721,722

NET ASSETS BEGINNING OF PERIOD                           24,017        1,357,402
                                             ------------------- ----------------

NET ASSETS END OF PERIOD                              $ 383,595     $ 11,079,124
-------------------------------------------  =================== ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                    2,308          109,707

      Units Issued                                       36,292          678,425
      Units Redeemed                                     (5,694)         (69,423)
                                             ------------------- ----------------

Units Outstanding at December 31, 2004                   32,906          718,709
                                             =================== ================




                     See notes to the financial statements.



JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2004


                                                      JNL/MCM            JNL/MCM           JNL/MCM            JNL/MCM
                                                     Healthcare       International         JNL 5             Nasdaq(R)
                                                  Sector Portfolio   Index Portfolio    Portfolio (a)    15 Portfolio (a)
                                                  -----------------------------------  ----------------  ------------------
OPERATIONS
   Net investment income (loss)                          $ (10,655)        $ (51,571)          $ 2,427            $ (3,521)
   Net realized gain (loss) on investments                  (4,664)           43,019             2,563                 198
   Net change in unrealized appreciation
      on investments                                        45,621           820,492           212,597              89,861
                                                  -----------------------------------  ----------------  ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                          30,302           811,940           217,587              86,538
                                                  -----------------------------------  ----------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            1,014,025         5,009,932         3,832,173              82,381
   Surrenders and terminations                             (19,849)         (100,575)           (1,473)                 (6)
   Transfers between portfolios                            228,450           838,085         1,217,063           1,041,786
   Policyholder charges (Note 3)                              (479)           (2,802)              (30)                  -
                                                  -----------------------------------  ----------------  ------------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 1,222,147         5,744,640         5,047,733           1,124,161
                                                  -----------------------------------  ----------------  ------------------

NET INCREASE IN NET ASSETS                               1,252,449         6,556,580         5,265,320           1,210,699

NET ASSETS BEGINNING OF PERIOD                              34,528           662,506                 -                   -
                                                  -----------------------------------  ----------------  ------------------

NET ASSETS END OF PERIOD                               $ 1,286,977       $ 7,219,086       $ 5,265,320         $ 1,210,699
------------------------------------------------- ===================================  ================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                       3,360            57,664                 -                   -

      Units Issued                                         160,258           551,607           489,302             111,826
      Units Redeemed                                       (40,964)          (79,075)           (5,783)                (66)
                                                  -----------------------------------  ----------------  ------------------

Units Outstanding at December 31, 2004                     122,654           530,196           483,519             111,760
                                                  ===================================  ================  ==================


(a) Inception date October 1, 2004.


                                                      JNL/MCM           JNL/MCM            JNL/MCM          JNL/MCM
                                                     Oil & Gas       S&P 400 MidCap        S&P 500        Select Small
                                                  Sector Portfolio  Index Portfolio    Index Portfolio   Cap Portfolio
                                                  ----------------- -----------------  ---------------------------------
OPERATIONS
   Net investment income (loss)                           $ (6,737)       $ (126,735)          $ 8,062       $ (127,731)
   Net realized gain (loss) on investments                  54,861            72,124           191,140          597,320
   Net change in unrealized appreciation
      on investments                                        61,390         1,339,553           896,869          703,549
                                                  ----------------- -----------------  ----------------  ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                         109,514         1,284,942         1,096,071        1,173,138
                                                  ----------------- -----------------  ----------------  ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                              714,317         8,238,202         9,679,283        5,130,782
   Surrenders and terminations                             (13,735)         (239,330)         (280,026)        (279,804)
   Transfers between portfolios                            (83,926)        1,422,263         1,410,501       (2,105,951)
   Policyholder charges (Note 3)                              (419)           (6,010)           (7,647)          (6,649)
                                                  ----------------- -----------------  ----------------  ---------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   616,237         9,415,125        10,802,111        2,738,378
                                                  ----------------- -----------------  ----------------  ---------------

NET INCREASE IN NET ASSETS                                 725,751        10,700,067        11,898,182        3,911,516

NET ASSETS BEGINNING OF PERIOD                                   -         2,079,634         4,370,817        6,217,015
                                                  ----------------- -----------------  ----------------  ---------------

NET ASSETS END OF PERIOD                                 $ 725,751      $ 12,779,701      $ 16,268,999     $ 10,128,531
------------------------------------------------- ================= =================  ================  ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                           -           182,732           431,872          396,805

      Units Issued                                         107,336           943,508         1,324,053          459,179
      Units Redeemed                                       (62,517)         (130,121)         (231,137)        (269,072)
                                                  ----------------- -----------------  ----------------  ---------------

Units Outstanding at December 31, 2004                      44,819           996,119         1,524,788          586,912
                                                  ================= =================  ================  ===============




                                                       JNL/MCM           JNL/MCM
                                                      Small Cap         Technology
                                                   Index Portfolio    Sector Portfolio
                                                  ------------------  ---------------
OPERATIONS
   Net investment income (loss)                          $ (107,558)        $ (4,456)
   Net realized gain (loss) on investments                  184,353            4,064
   Net change in unrealized appreciation
      on investments                                      1,137,402           32,083
                                                  ------------------  ---------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        1,214,197           31,691
                                                  ------------------  ---------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                             6,357,881          372,110
   Surrenders and terminations                             (148,329)         (28,894)
   Transfers between portfolios                             274,591          105,387
   Policyholder charges (Note 3)                             (3,600)          (1,459)
                                                  ------------------  ---------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  6,480,543          447,144
                                                  ------------------  ---------------

NET INCREASE IN NET ASSETS                                7,694,740          478,835

NET ASSETS BEGINNING OF PERIOD                            2,844,286                -
                                                  ------------------  ---------------

NET ASSETS END OF PERIOD                               $ 10,539,026        $ 478,835
------------------------------------------------- ==================  ===============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                      227,873                -

      Units Issued                                          744,187          113,900
      Units Redeemed                                       (182,086)         (28,698)
                                                  ------------------  ---------------

Units Outstanding at December 31, 2004                      789,974           85,202
                                                  ==================  ===============



                     See notes to the financial statements.

<>


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2004


                                                   JNL/MCM             JNL/MCM           JNL/MCM            JNL/MCM
                                                    Dow SM              S&P(R)         Value Line(R)          VIP
                                                 10 Portfolio       10 Portfolio     25 Portfolio (a)    Portfolio (a)
                                               ------------------------------------  -----------------  -----------------
OPERATIONS
   Net investment income (loss)                      $ (228,082)        $ (290,153)         $ (24,006)            $ (127)
   Net realized gain (loss) on investments              380,246          1,379,341             50,642                213
   Net change in unrealized appreciation
      (depreciation) on investments                     300,818          1,836,505            561,682             11,137
                                               ------------------------------------  -----------------  -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      452,982          2,925,693            588,318             11,223
                                               ------------------------------------  -----------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                         7,961,543         10,354,037            760,882            111,798
   Surrenders and terminations                         (326,873)          (433,922)           (21,023)            (5,955)
   Transfers between portfolios                        (893,227)        (4,877,733)        12,612,970            194,126
   Policyholder charges (Note 3)                         (3,097)            (1,842)              (108)                 -
                                               ------------------------------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                              6,738,346          5,040,540         13,352,721            299,969
                                               ------------------------------------  -----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                 7,191,328          7,966,233         13,941,039            311,192

NET ASSETS BEGINNING OF PERIOD                        8,608,042          8,406,164                  -                  -
                                               ------------------------------------  -----------------  -----------------

NET ASSETS END OF PERIOD                           $ 15,799,370       $ 16,372,397       $ 13,941,039          $ 311,192
---------------------------------------------  ====================================  =================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                  624,155            748,753                  -                  -

      Units Issued                                      851,523          1,364,803          1,331,599             28,860
      Units Redeemed                                   (341,304)          (848,009)          (103,901)              (549)
                                               ------------------------------------  -----------------  -----------------

Units Outstanding at December 31, 2004                1,134,374          1,265,547          1,227,698             28,311
                                               ====================================  =================  =================



                                                 JNL/Oppenheimer     JNL/Oppenheimer         JNL/PIMCO           JNL/PPM
                                                  Global Growth           Growth           Total Return     America High Yield
                                                    Portfolio           Portfolio         Bond Portfolio    Bond Portfolio (b)
                                               -------------------- -------------------  ------------------ ------------------
OPERATIONS
   Net investment income (loss)                          $ (54,814)          $ (18,692)           $ 30,079          $ 389,736
   Net realized gain (loss) on investments                  58,806              (5,223)            225,842             13,990
   Net change in unrealized appreciation
      (depreciation) on investments                        657,572              74,537              68,384           (206,849)
                                               -------------------- -------------------  ------------------ ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                         661,564              50,622             324,305            196,877
                                               -------------------- -------------------  ------------------ ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            1,541,096             645,178           6,462,571          2,490,408
   Surrenders and terminations                            (147,799)            (31,075)           (782,323)          (474,235)
   Transfers between portfolios                            843,413             101,607             637,043        (13,755,809)
   Policyholder charges (Note 3)                            (3,397)             (1,024)            (15,457)            (7,818)
                                               -------------------- -------------------  ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 2,233,313             714,686           6,301,834        (11,747,454)
                                               -------------------- -------------------  ------------------ ------------------

NET INCREASE (DECREASE) IN NET ASSETS                    2,894,877             765,308           6,626,139        (11,550,577)

NET ASSETS BEGINNING OF PERIOD                           2,389,409             680,466           8,874,523         11,550,577
                                               -------------------- -------------------  ------------------ ------------------

NET ASSETS END OF PERIOD                               $ 5,284,286         $ 1,445,774        $ 15,500,662                $ -
---------------------------------------------  ==================== ===================  ================== ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                     247,792              85,342             747,221            900,051

      Units Issued                                         275,914             134,138             769,887            298,141
      Units Redeemed                                       (49,964)            (41,630)           (306,830)        (1,198,192)
                                               -------------------- -------------------  ------------------ ------------------

Units Outstanding at December 31, 2004                     473,742             177,850           1,210,278                  -
                                               ==================== ===================  ================== ==================



                                                  JNL/Putnam         JNL/Putnam
                                                    Equity         Midcap Growth
                                                  Portfolio          Portfolio
                                               -----------------  -----------------
OPERATIONS
   Net investment income (loss)                       $ (27,551)         $ (25,740)
   Net realized gain (loss) on investments             (183,498)            (3,810)
   Net change in unrealized appreciation
      (depreciation) on investments                     539,474            268,089
                                               -----------------  -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      328,425            238,539
                                               -----------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            67,336            233,062
   Surrenders and terminations                         (307,217)           (85,601)
   Transfers between portfolios                        (312,196)            56,001
   Policyholder charges (Note 3)                         (8,879)            (2,759)
                                               -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               (560,956)           200,703
                                               -----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                  (232,531)           439,242

NET ASSETS BEGINNING OF PERIOD                        3,386,462          1,354,194
                                               -----------------  -----------------

NET ASSETS END OF PERIOD                            $ 3,153,931        $ 1,793,436
---------------------------------------------  =================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                  426,956            198,761

      Units Issued                                        9,597             86,146
      Units Redeemed                                    (84,056)           (56,863)
                                               -----------------  -----------------

Units Outstanding at December 31, 2004                  352,497            228,044
                                               =================  =================


(a) Inception date October 1, 2004.
(b) Period from January 1, 2004 through October 1, 2004.


                     See notes to the financial statements.



JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2004


                                                        JNL/Putnam           JNL/S&P            JNL/S&P             JNL/S&P
                                                       Value Equity       Core Index 50      Core Index 75       Core Index 100
                                                        Portfolio         Portfolio (b)      Portfolio (b)       Portfolio (b)
                                                    -------------------  ----------------  ------------------  -------------------
OPERATIONS
   Net investment loss                                        $ (7,695)         $ (7,557)           $ (3,676)            $ (5,180)
   Net realized gain (loss) on investments                      25,344            48,332              32,355               55,923
   Net change in unrealized appreciation
      (depreciation) on investments                            520,409           (28,142)             (6,117)             (31,307)
                                                    -------------------  ----------------  ------------------  -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                             538,058            12,633              22,562               19,436
                                                    -------------------  ----------------  ------------------  -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                  481,113           965,481           1,035,709            1,232,233
   Surrenders and terminations                                (420,397)          (22,190)             (6,266)             (10,817)
   Transfers between portfolios                               (432,112)       (1,336,807)         (1,113,856)          (1,761,419)
   Policyholder charges (Note 3)                               (11,095)             (200)               (322)                (805)
                                                    -------------------  ----------------  ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                      (382,491)         (393,716)            (84,735)            (540,808)
                                                    -------------------  ----------------  ------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                          155,567          (381,083)            (62,173)            (521,372)

NET ASSETS BEGINNING OF PERIOD                               6,930,341           381,083              62,173              521,372
                                                    -------------------  ----------------  ------------------  -------------------

NET ASSETS END OF PERIOD                                   $ 7,085,908               $ -                 $ -                  $ -
--------------------------------------------------  ===================  ================  ==================  ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                         724,018            36,060               5,249               50,970

      Units Issued                                              63,106           106,616             173,435              128,471
      Units Redeemed                                          (126,874)         (142,676)           (178,684)            (179,441)
                                                    -------------------  ----------------  ------------------  -------------------

Units Outstanding at December 31, 2004                         660,250                 -                   -                    -
                                                    ===================  ================  ==================  ===================



                                                          JNL/S&P                               JNL/S&P           JNL/S&P
                                                     Equity Aggressive        JNL/S&P           Managed           Managed
                                                          Growth           Equity Growth      Aggressive       Conservative
                                                      Portfolio I (b)     Portfolio I (b)   Growth Portfolio   Portfolio (a)
                                                    --------------------  ----------------  ----------------  ----------------
OPERATIONS
   Net investment loss                                        $ (29,440)       $ (371,449)       $ (328,168)         $ (2,371)
   Net realized gain (loss) on investments                     (136,331)        2,404,924           155,986            21,689
   Net change in unrealized appreciation
      (depreciation) on investments                             193,145        (1,615,600)        5,287,403            10,278
                                                    --------------------  ----------------  ----------------  ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                               27,374           417,875         5,115,221            29,596
                                                    --------------------  ----------------  ----------------  ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                                 1,107,712         9,858,284         8,181,002         1,113,209
   Surrenders and terminations                                  (70,484)         (321,142)         (867,302)          (11,152)
   Transfers between portfolios                              (3,081,901)      (33,853,949)       42,630,773            68,845
   Policyholder charges (Note 3)                                 (2,897)           (4,842)          (16,268)             (140)
                                                    --------------------  ----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                     (2,047,570)      (24,321,649)       49,928,205         1,170,762
                                                    --------------------  ----------------  ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                        (2,020,196)      (23,903,774)       55,043,426         1,200,358

NET ASSETS BEGINNING OF PERIOD                                2,020,196        23,903,774         7,524,453                 -
                                                    --------------------  ----------------  ----------------  ----------------

NET ASSETS END OF PERIOD                                            $ -               $ -      $ 62,567,879       $ 1,200,358
--------------------------------------------------  ====================  ================  ================  ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                          213,131         2,575,611           740,353                 -

      Units Issued                                              132,689         1,395,501         5,171,764           255,553
      Units Redeemed                                           (345,820)       (3,971,112)         (498,012)         (139,085)
                                                    --------------------  ----------------  ----------------  ----------------

Units Outstanding at December 31, 2004                                -                 -         5,414,105           116,468
                                                    ====================  ================  ================  ================




                                                                           JNL/S&P
                                                         JNL/S&P           Managed
                                                         Managed          Moderate
                                                    Growth Portfolio    Portfolio (a)
                                                    ------------------ ----------------
OPERATIONS
   Net investment loss                                     $ (471,723)        $ (2,108)
   Net realized gain (loss) on investments                    844,280               39
   Net change in unrealized appreciation
      (depreciation) on investments                         4,573,416           27,582
                                                    ------------------ ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                          4,945,973           25,513
                                                    ------------------ ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                              22,210,682        1,668,795
   Surrenders and terminations                             (2,144,095)            (891)
   Transfers between portfolios                             4,354,208          242,723
   Policyholder charges (Note 3)                              (38,572)               -
                                                    ------------------ ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   24,382,223        1,910,627
                                                    ------------------ ----------------

NET INCREASE (DECREASE) IN NET ASSETS                      29,328,196        1,936,140

NET ASSETS BEGINNING OF PERIOD                             31,118,583                -
                                                    ------------------ ----------------

NET ASSETS END OF PERIOD                                 $ 60,446,779      $ 1,936,140
--------------------------------------------------  ================== ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                      2,930,688                -

      Units Issued                                          3,308,121          184,822
      Units Redeemed                                       (1,202,213)             (90)
                                                    ------------------ ----------------

Units Outstanding at December 31, 2004                      5,036,596          184,732
                                                    ================== ================




(a) Inception date October 1, 2004.
(b) Period from January 1, 2004 through October 1, 2004.


                     See notes to the financial statements.



JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2004

                                                     JNL/S&P            JNL/S&P          JNL/Salomon        JNL/Salomon
                                                     Managed        Very Aggressive     Brothers High        Brothers
                                                    Moderate            Growth           Yield Bond       Strategic Bond
                                                Growth Portfolio    Portfolio I (b)     Portfolio (a)        Portfolio
                                                ------------------ ------------------ ------------------ ------------------
OPERATIONS
   Net investment income (loss)                        $ (169,373)         $ (24,959)         $ 214,881          $ 179,201
   Net realized gain (loss) on investments                816,016            (39,298)            16,978            144,915
   Net change in unrealized appreciation
      (depreciation) on investments                     1,928,102            102,608             69,577            (80,028)
                                                ------------------ ------------------ ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      2,574,745             38,351            301,436            244,088
                                                ------------------ ------------------ ------------------ ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                          13,379,254            552,917          1,332,194          2,193,690
   Surrenders and terminations                         (1,369,049)           (86,669)          (327,163)          (320,536)
   Transfers between portfolios                         4,268,880         (2,346,273)        11,933,311           (578,069)
   Policyholder charges (Note 3)                          (22,508)            (2,709)            (5,986)            (9,497)
                                                ------------------ ------------------ ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               16,256,577         (1,882,734)        12,932,356          1,285,588
                                                ------------------ ------------------ ------------------ ------------------

NET INCREASE (DECREASE) IN NET ASSETS                  18,831,322         (1,844,383)        13,233,792          1,529,676

NET ASSETS BEGINNING OF PERIOD                         19,013,003          1,844,383                  -          4,498,124
                                                ------------------ ------------------ ------------------ ------------------

NET ASSETS END OF PERIOD                             $ 37,844,325                $ -       $ 13,233,792        $ 6,027,800
----------------------------------------------  ================== ================== ================== ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                  1,768,268            200,186                  -            324,588

      Units Issued                                      2,163,395             75,058          1,194,815            220,528
      Units Redeemed                                     (744,405)          (275,244)           (71,228)          (158,931)
                                                ------------------ ------------------ ------------------ ------------------

Units Outstanding at December 31, 2004                  3,187,258                  -          1,123,587            386,185
                                                ================== ================== ================== ==================



                                                    JNL/Salomon
                                                     Brothers
                                                  U.S. Government       JNL/Select         JNL/Select        JNL/Select
                                                     & Quality           Balanced        Global Growth        Large Cap
                                                  Bond Portfolio        Portfolio          Portfolio       Growth Portfolio
                                                -------------------- -----------------  -----------------  ----------------
OPERATIONS
   Net investment income (loss)                           $ 224,998        $ (143,890)         $ (50,711)        $ (95,577)
   Net realized gain (loss) on investments                    6,086           344,411           (502,200)         (722,170)
   Net change in unrealized appreciation
      (depreciation) on investments                         (56,131)          662,987            866,701         1,467,324
                                                -------------------- -----------------  -----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          174,953           863,508            313,790           649,577
                                                -------------------- -----------------  -----------------  ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                             1,618,158         2,945,304            106,323         1,016,223
   Surrenders and terminations                           (1,560,456)         (602,660)          (308,743)         (575,616)
   Transfers between portfolios                            (280,199)         (518,344)          (309,979)         (666,712)
   Policyholder charges (Note 3)                            (55,729)          (13,887)           (12,013)          (22,791)
                                                -------------------- -----------------  -----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   (278,226)        1,810,413           (524,412)         (248,896)
                                                -------------------- -----------------  -----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                      (103,273)        2,673,921           (210,622)          400,681

NET ASSETS BEGINNING OF PERIOD                            7,945,583         8,248,656          3,864,680         6,730,375
                                                -------------------- -----------------  -----------------  ----------------

NET ASSETS END OF PERIOD                                $ 7,842,310      $ 10,922,577        $ 3,654,058       $ 7,131,056
----------------------------------------------  ==================== =================  =================  ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                      638,521           593,779            420,420           804,766

      Units Issued                                          280,787           221,952             14,998            80,018
      Units Redeemed                                       (318,224)         (161,077)           (78,559)         (186,685)
                                                -------------------- -----------------  -----------------  ----------------

Units Outstanding at December 31, 2004                      601,084           654,654            356,859           698,099
                                                ==================== =================  =================  ================




                                                    JNL/Select             JNL/
                                                   Money Market        Select Value
                                                    Portfolio            Portfolio
                                                -------------------  ------------------
OPERATIONS
   Net investment income (loss)                          $ (31,746)          $ (30,986)
   Net realized gain (loss) on investments                     774              52,226
   Net change in unrealized appreciation
      (depreciation) on investments                           (680)            315,923
                                                -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         (31,652)            337,163
                                                -------------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            6,538,303           1,204,107
   Surrenders and terminations                            (579,253)           (144,169)
   Transfers between portfolios                         (3,058,980)            922,398
   Policyholder charges (Note 3)                           (17,300)             (6,620)
                                                -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 2,882,770           1,975,716
                                                -------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                    2,851,118           2,312,879

NET ASSETS BEGINNING OF PERIOD                           2,366,552           1,133,160
                                                -------------------  ------------------

NET ASSETS END OF PERIOD                               $ 5,217,670         $ 3,446,039
----------------------------------------------  ===================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                     218,471              78,527

      Units Issued                                       1,168,549             161,075
      Units Redeemed                                      (918,336)            (27,800)
                                                -------------------  ------------------

Units Outstanding at December 31, 2004                     468,684             211,802
                                                ===================  ==================



(a) Commencement of operations October 1, 2004.
(b)  Period from January 1, 2004 through October 1, 2004.



                     See notes to the financial statements.


JNLNY SEPARATE ACCOUNT I
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2004

                                             JNL/T.Rowe        JNL/T. Rowe
                                               Price          Price Mid-Cap       JNL/T. Rowe
                                            Established           Growth          Price Value
                                          Growth Portfolio      Portfolio          Portfolio
                                          -----------------  -----------------  -----------------
OPERATIONS
   Net investment loss                           $ (85,023)        $ (190,486)         $ (67,462)
   Net realized gain on investments                 60,540          1,095,547            191,157
   Net change in unrealized appreciation
      on investments                               875,174          1,181,806          1,300,658
                                          -----------------  -----------------  -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                 850,691          2,086,867          1,424,353
                                          -----------------  -----------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                    3,982,772          4,791,951          5,902,605
   Surrenders and terminations                    (419,949)          (844,213)          (387,465)
   Transfers between portfolios                    725,644            641,664          1,287,362
   Policyholder charges (Note 3)                   (10,637)           (23,596)            (8,466)
                                          -----------------  -----------------  -----------------
NET INCREASE IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                         4,277,830          4,565,806          6,794,036
                                          -----------------  -----------------  -----------------

NET INCREASE IN NET ASSETS                       5,128,521          6,652,673          8,218,389

NET ASSETS BEGINNING OF PERIOD                   5,938,694          9,382,622          5,680,928
                                          -----------------  -----------------  -----------------

NET ASSETS END OF PERIOD                      $ 11,067,215       $ 16,035,295       $ 13,899,317
----------------------------------------  =================  =================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003             516,462            636,430            519,374

      Units Issued                                 297,389            274,993            756,788
      Units Redeemed                              (114,181)          (141,660)          (182,330)
                                          -----------------  -----------------  -----------------

Units Outstanding at December 31, 2004             699,670            769,763          1,093,832
                                          =================  =================  =================



                     See notes to the financial statements.



JNLNY SEPARATE ACCOUNT I
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

JNLNY SEPARATE ACCOUNT I
NOTES TO THE FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

Jackson National Life Insurance Company of New York ("Jackson National") established JNLNY Separate Account I (the "Separate Account") on September 12,
1997. The Separate Account commenced operations on November 27, 1998, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson National and the obligations under the contracts are the obligation of Jackson National. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National may conduct.

The Separate Account receives and invests net premiums for individual flexible premium variable annuity contracts issued by Jackson National. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained fifty-eight (58) Portfolios during 2005, but currently contains fifty-seven (57) Portfolios as of December 31, 2005, each of which invests in the following series of mutual funds:


JNL/AIM Large Cap Growth Fund                            JNL/Oppenheimer Growth Fund
JNL/AIM Real Estate Fund                                 JNL/PIMCO Total Return Bond Fund
JNL/AIM Small Cap Growth Fund                            JNL/Putnam Equity Fund
JNL/Alger Growth Fund                                    JNL/Putnam Midcap Growth Fund
JNL/Alliance Capital Growth Fund (1)                     JNL/Putnam Value Equity Fund
JNL/Eagle Core Equity Fund                               JNL/S&P Managed Aggressive Growth Fund
JNL/Eagle SmallCap Equity Fund                           JNL/S&P Managed Conservative Fund
JNL/FMR Balanced Fund                                    JNL/S&P Managed Growth Fund
JNL/FMR Capital Growth Fund                              JNL/S&P Managed Moderate Fund
JNL/Franklin Templeton Small Cap Value Fund              JNL/S&P Managed Moderate Growth Fund
JNL/Goldman Sachs Mid Cap Value Fund                     JNL/Salomon Brothers High Yield Bond Fund
JNL/JPMorgan International Equity Fund                   JNL/Salomon Brothers Strategic Bond Fund
JNL/JPMorgan International Value Fund                    JNL/Salomon Brothers U.S Government & Quality Bond Fund
JNL/Lazard Mid Cap Value Fund                            JNL/Select Balanced Fund
JNL/Lazard Small Cap Value Fund                          JNL/Select Global Growth Fund
JNL/MCM Bond Index Fund *                                JNL/Select Large Cap Growth Fund
JNL/MCM Enhanced S&P 500 Stock Index Fund*               JNL/Select Money Market Fund
JNL/MCM International Index Fund*                        JNL/Select Value Fund
JNL/MCM S&P 400 MidCap Index Fund*                       JNL/T. Rowe Price Established Growth Fund
JNL/MCM S&P 500 Index Fund*                              JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/MCM Small Cap Index Fund*                            JNL/T. Rowe Price Value Fund
JNL/Oppenheimer Global Growth Fund


JNL VARIABLE FUND LLC
JNL/MCM Communications Sector Fund*
JNL/MCM Consumer Brands Sector Fund*
JNL/MCM Financial Sector Fund*
JNL/MCM Healthcare Sector Fund*
JNL/MCM JNL 5 Fund*
JNL/MCM Oil & Gas Sector Fund*
JNL/MCM Technology Sector Fund*
JNL/MCM VIP Fund*


JNLNY VARIABLE FUND LLC
JNL/MCM 25 Fund*
JNL/MCM Global 15 Fund*
JNL/MCM Nasdaq(R) 15 Fund*
JNL/MCM Select Small Cap Fund*
JNL/MCM Dow SM 10 Fund*
JNL/MCM S&P(R) 10 Fund*
JNL/MCM Value Line(R) 25 Fund*



* MCM denotes the sub adviser Mellon Capital Management throughout these financial statements.

(1) This fund is no longer available as of December 31, 2005.

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson
National Life Insurance Company, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.
NOTE 1 - ORGANIZATION (CONTINUED)

During the year ended December 31, 2005, the following acquisitions were accomplished at no cost to the contract owners:

--------------------------------------------------------------- -------------------------------------------- ---------------------
ACQUIRED PORTFOLIO                                              ACQUIRING PORTFOLIO                          DATE OF AQUISITION
--------------------------------------------------------------- -------------------------------------------- ---------------------
--------------------------------------------------------------- -------------------------------------------- ---------------------
JNL/Alliance Capital Growth Fund                                JNL/T. Rowe Price Established Growth Fund    April 28, 2005
--------------------------------------------------------------- -------------------------------------------- ---------------------

During the year ended December 31, 2005, the following funds changed names:

--------------------------------------------------------------- -------------------------------------------- ---------------------
PRIOR PORTFOLIO NAME                                            CURRENT PORTFOLIO NAME                       EFFECTIVE DATE
--------------------------------------------------------------- -------------------------------------------- ---------------------
--------------------------------------------------------------- -------------------------------------------- ---------------------
JNL/Putnam International Equity Fund                            JNL/JPMorgan International Equity Fund (2)   May 2, 2005
--------------------------------------------------------------- -------------------------------------------- ---------------------
--------------------------------------------------------------- -------------------------------------------- ---------------------
JNL/MCM Energy Sector Fund                                      JNL/MCM Oil & Gas Sector Fund                May 2, 2005
--------------------------------------------------------------- -------------------------------------------- ---------------------
--------------------------------------------------------------- -------------------------------------------- ---------------------
JNL/MCM Pharmaceutical/Healthcare Sector Fund                   JNL/MCM Healthcare Sector Fund               May 2, 2005
--------------------------------------------------------------- -------------------------------------------- ---------------------

(2) Name change due to change in sub adviser.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

     The Separate Account's investments in the corresponding series of mutual funds ("Funds") are stated at the closing net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions are reinvested in the respective Funds. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income to the Separate Account on the ex-dividend date.

FEDERAL INCOME TAXES

     The operations of the Separate Account are included in the federal income tax return of Jackson National, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate
     Account. Therefore, no federal income tax has been provided.

NOTE 3 - POLICY CHARGES

Charges are deducted from the Separate Account to compensate Jackson National for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

CONTRACT CHARGES

     CONTRACT MAINTENANCE CHARGE

     An annual contract maintenance charge of $30 is charged against each contract to reimburse Jackson National for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redeeming units. For the years ended
     December 31, 2005 and 2004, contract maintenance charges were assessed in the amount of $107,716 and $76,448, respectively.

     TRANSFER FEE CHARGE

     A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year.
     Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs. This fee will be deducted from any contract values remaining in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the years ended December 31, 2005 and 2004, transfer fee charges were assessed in the amount of $200 and $75, respectively.

     SURRENDER OR CONTINGENT DEFERRED SALES CHARGE

     During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts.

     The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson National and withheld from the proceeds of the withdrawals. For the years ended December 31, 2005 and 2004, surrender charges were assessed in the amount of $741,422 and $376,340, respectively.

ASSET-BASED CHARGES

     INSURANCE CHARGES

     Jackson National deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse Jackson National for administrative expenses related to the Separate Account and the issuance and maintenance of contracts.

     Jackson National deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 1.10% to 1.50% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson National is that the insured may receive benefits greater than those anticipated by Jackson National. The expense risk assumed by Jackson
     National is that the costs of administering the contracts of the Separate
     Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

     NOTE 3 - POLICY CHARGES (CONTINUED)

     OPTIONAL BENEFIT CHARGES

     MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT CHARGE. If this benefit option has been selected, Jackson National makes an additional deduction at an annual rate of 0.15% of the average daily net asset value of the contract owners allocation. The Maximum Anniversary Value Death Benefit is an optional benefit that may increase the amount of the death benefit paid to the greatest contract value at any contract anniversary prior to the owner's
     81st birthday.

     CONTRACT ENHANCEMENT CHARGE. If one of the contract enhancement benefits has been selected, then for a period of three to seven contract years, Jackson National will make an additional deduction based upon the average daily net asset value of the contract owners allocations to the portfolios.
     The amounts of these charges depend upon which of the contract enhancements selected and range from 0.395% to 0.65%.

     CONTRACT ENHANCEMENT RECAPTURE CHARGE. If a contract enhancement benefit is selected above and a contract owner then makes a partial or total withdrawal during the first three to seven contract years, Jackson National will assess a recapture charge that reimburses Jackson National for all or part of the contract enhancements that Jackson National credited to the account based on the first year payments.

     GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If this benefit has been selected, on a calendar quarter basis, Jackson National will deduct 0.1125%
     - 0.15%, depending on the product chosen, of the Guaranteed Minimum Income
     Benefit (GMIB) Benefit Base.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If this benefit has been selected, Jackson National will make an additional deduction of 0.35% -
     0.40%, depending on the product chosen, on an annual basis of the average daily net asset value of the contract owners allocations to the portfolios.
     Jackson National reserves the right to prospectively increase the charge on new issues or upon any election of any "step-up" subject to a maximum charge of 0.70%.

     5% AND 4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. This benefit is available for ages 50 - 80 at election. The amount of this charge is dependent upon the age of the policyholder and can range from 0.15% to 0.90%.

     HIGHEST ANNIVERSARY VALUE. If this optional benefit is selected, Jackson
     National will deduct 0.25% of the average daily net asset value of the contact owners allocation.

     WITHDRAWAL CHARGE PERIOD. If the optional three or five-year withdrawal charge period feature is selected, Jackson National will deduct 0.45% or 0.30%, respectively, on an annual basis of the average daily net asset value of the contract owners allocations to the portfolios.

     20% ADDITIONAL FREE WITHDRAWAL CHARGE. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson National will deduct 0.30% on an annual basis of the average daily net assets value of the contract owners allocations to the portfolios.

PREMIUM TAXES

     Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them.
     Premium taxes generally range from 0% to 3.5% depending on the state.

NOTE 4 - RELATED PARTY TRANSACTIONS

     For guaranteed minimum death benefits, the Company contributed $2,892,025 and $2,646,050 to the Separate Account in the form of additional premium to contract owners accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time of annuitant death, when applicable.

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     For the year ended December 31, 2005, purchases and proceeds from sales of investments are as follows:

---------------------------------------------------------------------------

                                                              PROCEEDS
                                               PURCHASES     FROM SALES
JNL/AIM Large Cap Growth Fund                  $ 2,119,082    $ 1,122,170
JNL/AIM Real Estate Fund                         1,456,932        349,533
JNL/AIM Small Cap Growth Fund                    1,455,275      1,967,761
JNL/Alger Growth Fund                            1,930,411      2,195,634
JNL/Alliance Capital Growth Fund                    33,208      1,808,897
JNL/Eagle Core Equity Fund                       1,386,488      1,401,919
JNL/Eagle SmallCap Equity Fund                   1,142,764      2,032,416
JNL/FMR Balanced Fund                            3,353,795      2,155,860
JNL/FMR Capital Growth Fund                        570,194      1,251,731
JNL/Franklin Templeton Small Cap Value Fund        539,297         28,809
JNL/Goldman Sachs Mid Cap Value Fund               459,889         34,265
JNL/JPMorgan International Equity Fund           1,627,968      1,378,346
JNL/JPMorgan International Value Fund            3,540,035      1,290,048
JNL/Lazard Mid Cap Value Fund                    3,779,635      1,570,075
JNL/Lazard Small Cap Value Fund                  2,433,051      1,684,729
JNL/MCM Bond Index Fund                          6,380,830      1,186,047
JNL/MCM Enhanced S&P 500 Stock Index Fund        1,475,456        499,887
JNL/MCM International Index Fund                 9,885,803      1,930,663
JNL/MCM S&P 400 MidCap Index Fund                9,650,821      5,261,875
JNL/MCM S&P 500 Index Fund                      12,843,146      3,875,580
JNL/MCM Small Cap Index Fund                     8,154,315      3,213,895
JNL/Oppenheimer Global Growth Fund               3,912,866      1,856,267


-------------------------------------------------------------------------------------

                                                                         PROCEEDS
                                                         PURCHASES      FROM SALES
JNL/Oppenheimer Growth Fund                                 $ 570,929      $ 306,807
JNL/PIMCO Total Return Bond Fund                           12,709,508      4,972,585
JNL/Putnam Equity Fund                                        243,344        509,817
JNL/Putnam Midcap Growth Fund                                 620,878        461,892
JNL/Putnam Value Equity Fund                                  599,059      1,408,010
JNL/S&P Managed Aggressive Growth Fund                     13,887,664     17,495,851
JNL/S&P Managed Conservative Fund                           6,010,378      1,171,293
JNL/S&P Managed Growth Fund                                19,728,683     12,102,867
JNL/S&P Managed Moderate Fund                              15,890,238      2,209,961
JNL/S&P Managed Moderate Growth Fund                       30,417,794      7,477,312
JNL/Salomon Brothers High Yield Bond Fund                   7,516,403      8,788,428
JNL/Salomon Brothers Strategic Bond Fund                    4,659,435      2,405,716
JNL/Salomon Brothers U.S Government & Quality Bond Fund     3,185,359      2,654,288
JNL/Select Balanced Fund                                    3,080,605      2,676,284
JNL/Select Global Growth Fund                                 751,636        861,600
JNL/Select Large Cap Growth Fund                            1,682,169      1,764,772
JNL/Select Money Market Fund                               29,292,788     10,723,544
JNL/Select Value Fund                                       1,488,791      1,003,896
JNL/T. Rowe Price Established Growth Fund                   9,438,653      2,800,156
JNL/T. Rowe Price Mid-Cap Growth Fund                       9,423,147      4,469,610
JNL/T. Rowe Price Value Fund                                9,624,997      3,360,261




NOTE 5 - PURCHASES AND SALES OF INVESTMENTS (CONTINUED)


----------------------------------------------------------------------

                                                          PROCEEDS
                                           PURCHASES     FROM SALES
JNL/MCM Communications Sector Fund          $  427,735      $ 269,224
JNL/MCM Consumer Brands Sector Fund            646,897        228,522
JNL/MCM Financial Sector Fund                  561,514         58,667
JNL/MCM Healthcare Sector Fund               3,246,359        313,261
JNL/MCM JNL 5 Fund                          57,845,036      5,755,962
JNL/MCM Oil & Gas Sector Fund                6,262,285      2,369,015
JNL/MCM Technology Sector Fund               1,305,232        346,755
JNL/MCM VIP Fund                             6,541,159        758,550


-----------------------------------------------------------------------

                                                           PROCEEDS
                                           PURCHASES      FROM SALES
JNL/MCM 25 Fund                             $12,136,455    $ 8,655,116
JNL/MCM Global 15 Fund                       10,770,443      3,461,856
JNL.MCM Nasdaq(R) 15 Fund                     1,541,319      1,291,738
JNL/MCM Select Small Cap Fund                 7,291,780      1,896,455
JNL/MCM Dow SM 10 Fund                        9,443,644      3,282,738
JNL/MCM S&P(R) 10 Fund                       12,508,622     10,612,356
JNL/MCM Value Line(R) 25 Fund                21,461,369      6,160,271

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES
   The following is a summary of insurance charges for the period ended December 31, 2005:


                           JNL/AIM          JNL/AIM          JNL/AIM         JNL/Alger       JNL/Alliance     JNL/Eagle
                           Large Cap      Real Estate        Small Cap         Growth          Capital       Core Equity
                        Growth Portfolio   Portfolio      Growth Portfolio   Portfolio      Growth Portfolio  Portfolio
                        ---------------  ---------------  ---------------  ---------------  --------------- --------------
 M&E CLASS

        1.100                    $ 456              $ -              $ -            $ 466              $ -        $ 1,270
        1.200                        -                -                -                -                -              -
        1.250                      908                -            2,363            1,255              209            593
        1.350                      590              401              479            3,237               19          1,068
        1.400                    2,305                -            1,956              707              148          2,054
        1.500                      728                -            1,274            1,440              107            512
        1.550                       48                -                -              128                -            157
        1.600                    1,616              502              761            1,206              247          1,290
        1.645                       83                -                4               21               10              -
        1.650                      916              656              140               65               94            366
        1.670                    2,136                -            6,186              732              183          1,255
        1.700                      318              130              257              626                -            793
        1.745                       59                -               50               51                -            693
        1.750                    3,109              885            3,343              513               21          1,328
        1.770                      862               27              151              618                -            394
        1.795                    3,484              195              655            3,196               38          3,993
        1.800                      247                -              152               34                -            238
        1.820                       52                -                -               48                -             62
        1.850                    1,392                -              695              689              116          1,872
        1.895                        2                -                -                -                -              4
        1.900                      255               54                -                -                -             74
        1.910                      218               32              231              426                -            143
        1.920                    1,856               36            6,521              757               58          2,673
        1.945                      181                -              355                -                -              -
        1.950                      331               93              210              395               16            480
        1.960                    7,396              373            2,886            1,124              113          2,097
        1.970                      813                -              121              186                3            966
        1.995                    1,214              134              184              411                -              -
        2.000                    1,080              486            1,136               26                -            181
        2.020                    2,592              383            2,224            1,169               49          3,148
        2.045                      257               13              340               10                3             26
        2.050                      354               39              682              676                -             32
        2.070                       85                -              985                2                -             74
        2.095                       18                -                -              116               29            640
        2.100                        -                -                -                -                -              -
        2.120                        -                -                -                -                -              -
        2.145                        -                -               49                -                -            507
        2.150                        -                -            1,559              349              434            294
        2.160                      265              208               47               12                -            107
        2.170                      297               12            1,411                1                -            152
        2.195                       54                -               27               46                -             91
        2.200                        -               55                -                -                -              -
        2.210                        -              263                -                -                -              -
        2.220                       77                1                -                -               65            279
        2.245                       25                -                -               25                -             49
        2.250                      164                -              159               94                -              -
        2.270                      666                -              869              557              311          1,537



                                                                      JNL/Franklin
                       JNL/Eagle        JNL/FMR        JNL/FMR         Templeton        JNL/Goldman     JNL/JPMorgan
                        SmallCap        Balanced    Capital Growth     Small Cap       Sachs Mid Cap   International
                     Equity Portfolio  Portfolio      Portfolio     Value Portfolio   Value Portfolio  Equity Portfolio
                     ---------------  ------------- --------------- ----------------  ---------------- ---------------
 M&E CLASS

        1.100                 $ 242            $ -             $ -              $ -               $ -             $ -
        1.200                     -              -               -                -                 -               -
        1.250                 1,747          1,530           1,286                -                 -             329
        1.350                   459          1,345              80               68                 5             306
        1.400                   837          3,524             235                -                 -           1,008
        1.500                   921            490              51                -                 -             433
        1.550                    31            116               -                -                 -               -
        1.600                 1,451          1,121             354               86                45             324
        1.645                    93              -              85                -                 -               -
        1.650                   122            585               -               54                77             218
        1.670                   690          1,071               -                -                 -             235
        1.700                    98          1,025             474               34                 -               -
        1.745                     -             24               -                -                 -               -
        1.750                 2,817          6,514              96               70                70             254
        1.770                   390          2,120              65                5                 -              83
        1.795                   139          5,564             161              193               293           1,045
        1.800                    30            474               -                -                 -             362
        1.820                     -             53               -                -                 -               -
        1.850                   428          3,206               -              100                37             308
        1.895                     -              2               -                -                 -               -
        1.900                   161            904             569                -                 6             144
        1.910                    65            203             135               14                14              36
        1.920                   363          2,344               -                -               159             291
        1.945                     -            132               -                -                 -               -
        1.950                   250            579              74                -                 -               -
        1.960                 3,934          6,207             910                -                 -           1,904
        1.970                    35          1,604             134                -                 -               -
        1.995                     -              -               -                -                68             146
        2.000                   659            965             280              441               104             718
        2.020                 2,611          2,156             165               81                 -             634
        2.045                     -            683              10               52                52             344
        2.050                     6          1,124             337               16               526             375
        2.070                     3            949              86               66                 -               9
        2.095                     -            500             178                -                 -             140
        2.100                     -              -               -                -                 -               -
        2.120                 1,833            233               -                -                 -               -
        2.145                   633          1,352               -                -                 3              38
        2.150                 1,653             22               -                -                 -             885
        2.160                   168            693               -               45               112             292
        2.170                   484          1,580              13               29                 -             978
        2.195                     1            570               -                -                 -               -
        2.200                    78            275               -                -                 -               -
        2.210                     -            534               -                -               125               -
        2.220                     -              -               1                1                 -             224
        2.245                     -             54               -                -                 -               -
        2.250                     -            295               8                -                 -               -
        2.270                   201            165             102                -                 -              22




                           JNL/AIM          JNL/AIM          JNL/AIM         JNL/Alger       JNL/Alliance     JNL/Eagle
                           Large Cap      Real Estate        Small Cap         Growth          Capital       Core Equity
                        Growth Portfolio   Portfolio      Growth Portfolio   Portfolio      Growth Portfolio  Portfolio
                        ---------------  ---------------  ---------------  ---------------  --------------- --------------
      M&E CLASS

        2.295                 $ 11,104              $ -            $ 151          $ 2,525              $ -        $ 1,226
        2.300                      992              613              367              575              223            388
        2.310                        -               94                -               63                -              -
        2.320                      156              176                -                -                -          4,153
        2.345                       71                -                -                -                -              -
        2.350                        -                -                -                -               73              -
        2.360                        -                -               17                -                -              -
        2.370                      935                3              131              802               31          2,862
        2.395                       20                -               10              491                -              -
        2.400                        -              120                -                -                -              -
        2.410                        -                -                -                -                -              -
        2.420                      276              128              895              362                -          1,798
        2.445                        -                -                -                -                -              -
        2.450                      626                -              396               98              862            204
        2.460                        -               89                -                -                -              -
        2.470                      159                -              165                -                -              -
        2.495                        -                -                -                -                -              -
        2.500                       45                -                -                -                -            112
        2.510                        -                -                -                -                -              -
        2.520                        -                -                -                -                -              -
        2.545                        -                -                -                -                -              -
        2.550                        -                -                -                -                -              -
        2.560                        -               74              211                -                -            212
        2.570                       16                -                -                1                -              4
        2.595                      207               41                -              105                -              -
        2.600                        -                -                -                -                -              -
        2.610                        -                -                -                -                -              -
        2.620                        -                -                -                -                -              -
        2.645                      154                -                -                -                -             78
        2.650                      865                -              251              107                -              -
        2.660                        -                -                -                -                -              -
        2.670                      470                5              447               19                -             52
        2.695                      354                6              367                -                -              -
        2.700                        -               31                -                -                -              -
        2.710                        -                -                -                -                -              -
        2.720                      242                -                -               36                1              -
        2.745                        -                -                -                -                -              -
        2.750                        -                -                -                -                -              -
        2.760                        -                -                -                -                -              -
        2.800                       12              250              658                7                -            249
        2.810                        -                -                -                -                -              -
        2.820                        -                -                -                -                -              -
        2.850                        -                -                -                -                -              -
        2.860                        -                -                -                -                -              -
        2.870                        -                -                -                -                -              -
        2.920                        -                -                -                -                -              -
        2.945                        -                -                -                -                -              -


                                                                    JNL/Franklin
                      JNL/Eagle        JNL/FMR        JNL/FMR         Templeton        JNL/Goldman     JNL/JPMorgan
                       SmallCap        Balanced    Capital Growth     Small Cap       Sachs Mid Cap   International
                    Equity Portfolio  Portfolio      Portfolio     Value Portfolio   Value Portfolio  Equity Portfolio
                    ---------------  ------------- --------------- ----------------  ---------------- ---------------
      M&E CLASS

        2.295                $ 497        $ 1,416           $ 193              $ -             $ 371           $ 125
        2.300                  252          3,672              44               70               317           1,033
        2.310                    -            175             125              204                53              53
        2.320                    -          4,194               -                -                 -             133
        2.345                   37            848              37                -               128               -
        2.350                    -          1,026               -                -                 -               -
        2.360                   17              -               -                -                 -               -
        2.370                1,243          1,713           1,889                2                 -             850
        2.395                    -              -               -                -                 -               -
        2.400                    -          1,510             758                -                 -               -
        2.410                    -              -               -                -                 -               -
        2.420                  942          1,866               4              120                84             269
        2.445                    -              -               -                -                 -             236
        2.450                1,045            724             204                -               313             368
        2.460                    -              -               -                -                 -              57
        2.470                   53              -               -                -                 -               -
        2.495                    -            393               -                -                 -               -
        2.500                    -             46               -                -                 -              18
        2.510                    -              -               -                -                 -               -
        2.520                  111              -               -                -                 -               -
        2.545                  167              -               -                -                 -               -
        2.550                    -              -               -                -                 -               -
        2.560                  179          7,049               -              178                 -             343
        2.570                    -             30               1                -                 -              31
        2.595                    -              -               -                2                 4               -
        2.600                    -              -               -                -                 -               -
        2.610                    -              -               -              128                 -             129
        2.620                    -              -               -                -                 -             173
        2.645                    -              -               -                -                 -               -
        2.650                    -            178               -                -                 -             964
        2.660                    -             69               -                -                 -               -
        2.670                1,003              -              23                3                 -               3
        2.695                    -              -               -                -                 -               -
        2.700                    -             62             180                -                 -               -
        2.710                    -              -               -                -                 -               -
        2.720                  477          1,025               -                -               121             171
        2.745                    -              -               -                -                 -               -
        2.750                    -              -               -                -                 -               -
        2.760                    -              -               -                -                 -               -
        2.800                  844          1,510               -                -                 -             946
        2.810                    -              -               -                -                 -               -
        2.820                    -              -               -                -                 -               -
        2.850                    -              -               -                -                 -               -
        2.860                    -             13               -               12                 -               -
        2.870                    -              -               -                -                 -             378
        2.920                  370              -               -                -                 -               -
        2.945                    -              -               -                -                 -               -




                           JNL/AIM          JNL/AIM          JNL/AIM         JNL/Alger       JNL/Alliance     JNL/Eagle
                           Large Cap      Real Estate        Small Cap         Growth          Capital       Core Equity
                        Growth Portfolio   Portfolio      Growth Portfolio   Portfolio      Growth Portfolio  Portfolio
                        ---------------  ---------------  ---------------  ---------------  --------------- --------------
      M&E CLASS

        2.950                      $ -             $ 96              $ -              $ -              $ -            $ -
        2.960                        -                -                -                -                -              -
        2.970                        -                -                -                -                -              -
        2.995                        -                -                -                -                -              -
        3.050                        -                -                -                -                -              -
        3.060                        -                -              225                -                -              -
        3.095                        -                -                -                -                -              -
        3.100                        -                -                -                -                -              -
        3.110                        -                -                -                -                -              -
        3.120                        -                -                -                -                -              -
        3.145                        -                -                -                -                -              -
        3.150                        -                -                -                -                -              -
        3.170                        -                -                -                -                -              -
        3.195                        -                -                -                -                -              -
        3.200                        -                -                -                -                -              -
        3.220                        -                -                -                -                -              -
        3.245                        -                -                -                -                -              -
        3.250                        -                -                -                -                -              -
        3.270                        -                -                -                -                -              -
        3.300                        -                -                -                -                -              -
        3.360                        -                -                -                -                -              -
        3.370                        -                -                -                -                -              -
        3.400                        -                -                -                -                -              -
        3.420                        -                -                -                -                -              -
        3.445                        -                -                -                -                -              -
        3.470                        -                -                -                -                -              -
        3.520                        -                -                -                -                -              -
        3.595                        -                -                -                -                -              -
        3.600                        -                -                -                -                -              -
        3.620                        -                -                -                -                -              -
        3.645                        -                -                -                -                -              -
        3.670                        -                -                -                -                -              -
        3.720                        -                -                -                -                -              -
        3.820                        -                -                -                -                -              -
        4.000                        -                -                -                -                -              -



 PERSPECTIVE
  Standard Benefit              10,066               41           10,583           66,099            3,687         16,475
 Contract Enhanced
 Benefit                         5,242              226            5,933            8,641            2,511         16,056
                        ---------------  ---------------  ---------------  ---------------  --------------- --------------

        Total                 $ 69,521          $ 6,971         $ 59,269        $ 101,345          $ 9,661       $ 75,361
                        ===============  ===============  ===============  ===============  =============== ==============


                                                                       JNL/Franklin
                         JNL/Eagle        JNL/FMR        JNL/FMR         Templeton        JNL/Goldman     JNL/JPMorgan
                          SmallCap        Balanced    Capital Growth     Small Cap       Sachs Mid Cap   International
                       Equity Portfolio  Portfolio      Portfolio     Value Portfolio   Value Portfolio  Equity Portfolio
                       ---------------  ------------- --------------- ----------------  ---------------- ---------------
      M&E CLASS

        2.950                     $ -            $ -             $ -              $ -               $ -           $ 194
        2.960                       -              -               -                -                 -               -
        2.970                       -              -               -                -                 -               -
        2.995                       -            213               -                -                 -               -
        3.050                       -              -               -                -                 -               -
        3.060                       -              -               -                -                 -               -
        3.095                       -              -               -                -                 -               -
        3.100                       -              -               -                -                 -               -
        3.110                       -              -               -                -                 -               -
        3.120                       -              -               -                -                 -               -
        3.145                       -              -               -                -                 -               -
        3.150                       -              -               -                -                 -               -
        3.170                       -              -               -                -                 -               -
        3.195                       -              -               -                -                 -               -
        3.200                       -              -               -                -                 -               -
        3.220                       -              -               -                -                 -               -
        3.245                       -              -               -                -                 -               -
        3.250                       -              -               -                -                 -               -
        3.270                       -              -               -                -                 -               -
        3.300                       -              -               -                -                 -               -
        3.360                       -              -               -                -                 -               -
        3.370                       -              -               -                -                 -               -
        3.400                       -              -               -                -                 -               -
        3.420                       -              -               -                -                 -               -
        3.445                       -              -               -                -                 -               -
        3.470                       -              -               -                -                 -               -
        3.520                       -              -               -                -                 -               -
        3.595                       -              -               -                -                 -               -
        3.600                       -              -               -                -                 -               -
        3.620                       -              -               -                -                 -               -
        3.645                       -              -               -                -                 -               -
        3.670                       -              -               -                -                 -               -
        3.720                       -              -               -                -                 -               -
        3.820                       -              -               -                -                 -               -
        4.000                       -              -               -                -                 -               -



 PERSPECTIVE
  Standard Benefit             33,128         34,547          64,179              114                59          25,991
 Contract Enhanced
 Benefit                        7,398         22,057           8,617               76                43           7,486
                       ---------------  ------------- --------------- ----------------  ---------------- ---------------

        Total                $ 71,396      $ 137,223        $ 82,143          $ 2,264           $ 3,189        $ 52,036
                       ===============  ============= =============== ================  ================ ===============


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)
   The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


                       JNL/JPMorgan        JNL/            JNL/          JNL/MCM         JNL/MCM          JNL/MCM
                      International    Lazard Mid Cap Lazard Small Cap      25         Bond Index     Communications
                      Value Portfolio  Value Portfolio Value Portfolio   Portfolio       Portfolio     Sector Portfolio
                      ---------------  -------------  ---------------  -------------  --------------  ----------------
 M&E CLASS

       1.100                   $ 800          $ 254            $ 368            $ -           $ 230               $ -
       1.200                       -              -                -              -               -                 -
       1.250                   1,486          1,245              912          1,695           1,001               993
       1.350                   3,330          5,457            2,558          7,456           5,410                82
       1.400                   1,309          1,624            2,059          9,051             617               179
       1.500                     504          1,450            1,546          3,649             613                11
       1.550                     107             14              251          1,109             395                 -
       1.600                     661          3,364            2,239         14,101           5,502               329
       1.645                      97            173              140            127              89                 -
       1.650                     611          2,023              701          4,397           5,243                 -
       1.670                   1,253          8,747            8,114          4,371             415                 -
       1.700                     649          1,306              671         12,461           1,606                75
       1.745                       -            182               11          1,385             351                 -
       1.750                   4,998          5,968            1,502         19,351           6,904                32
       1.770                     812            646              367          5,216           2,528                 -
       1.795                     965          2,770            2,956         19,557             497               389
       1.800                     101         10,244              623          5,106           3,015               244
       1.820                      32            247                -              -               -                 -
       1.850                   1,532          1,459            1,467          2,369           3,013               123
       1.895                       -              -                -            477             851                 -
       1.900                     101          1,383              252          4,044           4,371               317
       1.910                      60            543              325          1,906             197                 -
       1.920                     152          8,033            7,305         26,405           2,009             1,022
       1.945                     320            302              619          1,533              86                 -
       1.950                     459          1,383            1,019          6,434           1,158               758
       1.960                   2,126          5,703            4,030         46,324             681                 -
       1.970                      92          2,232              517          1,632             227                 -
       1.995                     104            103              238            331               -                 -
       2.000                   1,464          2,274            1,515         12,678           4,080               807
       2.020                   2,178          3,610            2,175         20,182           6,567               227
       2.045                     230            210              512          9,773           1,920                 -
       2.050                      79          1,704              741          4,611           2,751                 -
       2.070                   5,291             45               51          2,390          12,521                33
       2.095                     311            879              729          1,403             372                 -
       2.100                       -              -                -          1,042             835                 -
       2.120                   1,691            272              181          7,510             223                 -
       2.145                      74            120              473            485              98                 -
       2.150                     632          1,507              746          6,536              49                 -
       2.160                     552            688              293          5,349             602               122
       2.170                     636            656              435          4,061             606                 -
       2.195                       7            157              155              -           1,740                 -
       2.200                     110          1,070               57          1,674           3,528                 -
       2.210                      18              -                -            500             505                 -
       2.220                      75            379              667            491               6                 -
       2.245                       -             28               26          1,419              24                 -
       2.250                     175          3,556            1,264          5,364             290                 -
       2.270                     510          1,083            1,005          5,099           6,064                 -


                                         JNL/MCM
                        JNL/MCM          Enhanced        JNL/MCM         JNL/MCM         JNL/MCM          JNL/MCM
                    Consumer Brands   S&P 500 Stock     Financial         Global        Healthcare     International
                   Sector Portfolio   Index Portfolio Sector Portfolio 15 Portfolio   Sector Portfolio Index Portfolio
                   ------------------ ---------------  -------------  --------------- --------------- ----------------
 M&E CLASS

       1.100                     $ -           $ 591            $ -              $ -             $ -              $ -
       1.200                       -               -              -                -               -                -
       1.250                      16           1,107             38            3,108             184            1,752
       1.350                     166           1,537             25            7,005             757            7,739
       1.400                      39           1,827              -            5,613             311              358
       1.500                      50           1,343            138            3,717             842              430
       1.550                     195             499            205              826               -              146
       1.600                     367           1,429            427           16,253           2,142            6,737
       1.645                       -               -              -              111               6              679
       1.650                     173             776            608            4,422           1,201           14,036
       1.670                     327           1,486             15            3,974             248              533
       1.700                       -             867              -           14,219           3,509            2,465
       1.745                       -               -              -            1,762               7               32
       1.750                     309           3,780            312           17,920           1,713           13,766
       1.770                      55           1,729              7            4,155             292            1,801
       1.795                       -             312              -            6,937               2              948
       1.800                     654             179            688            3,875             244           13,532
       1.820                       -               -              -                -               -                -
       1.850                     138           1,316            118            2,948           2,324            1,259
       1.895                       -             354              -              500               -              191
       1.900                      24               6             11            4,835             545           32,270
       1.910                      20             238              -            2,055             484            2,434
       1.920                      64             241            110           15,448             201            1,705
       1.945                     162             143              -            1,044              90               62
       1.950                     579             631            530            7,499           5,383            2,953
       1.960                      57           2,122              -           17,018             132            3,833
       1.970                       -             390            235            1,572             192            1,876
       1.995                       -               -              -              689             343               26
       2.000                     746             615            561            8,940           9,455            4,027
       2.020                       -           2,570            424           12,232             758            5,203
       2.045                       -           1,307            143           11,441             745            2,349
       2.050                       -             714              -            5,088             136            7,109
       2.070                      33              98            221              826           1,243            7,012
       2.095                       -             138              -            1,287             168              227
       2.100                       -               -              -            1,327               -              371
       2.120                       -               -              -            6,772           1,917              288
       2.145                       3               -            104              509               -              648
       2.150                       -             537              -            6,490           1,037              478
       2.160                     105              19             70            3,159             930               67
       2.170                     174             394            264            1,807             633            1,152
       2.195                      53               -             54            1,061              77            2,812
       2.200                       -               -              -            1,543              24            4,597
       2.210                       -               -              -              595             184            3,678
       2.220                       -           1,011              -              501              68              627
       2.245                       -             251              -            1,727               -                -
       2.250                     149             408             62            6,060             159            2,581
       2.270                       -           2,415              -            5,266             305            4,922



                        JNL/JPMorgan       JNL/            JNL/           JNL/MCM         JNL/MCM         JNL/MCM
                      International    Lazard Mid Cap Lazard Small Cap      25         Bond Index     Communications
                      Value Portfolio  Value Portfolio Value Portfolio   Portfolio       Portfolio     Sector Portfolio
                      ---------------  -------------  ---------------  -------------  --------------  ----------------
     M&E CLASS

       2.295                   $ 748        $ 2,099          $ 1,594       $ 76,433         $ 3,797               $ -
       2.300                   2,170          2,833            3,370          4,957           1,789               580
       2.310                   1,565            981              848          1,681             269                 -
       2.320                     814            764              229          8,221           3,891               235
       2.345                     240            287               84            757             155                 -
       2.350                       -              -                -            474               -                 -
       2.360                      35              -                -              9              31                 -
       2.370                   1,694          4,192            3,211          2,279           9,501                54
       2.395                       -              -                -          1,852               -                 -
       2.400                   1,284            916            2,437            358             478                 -
       2.410                       -              -                -          1,535               -                 -
       2.420                   2,849          1,826            1,435          6,729           3,286               303
       2.445                      65            239                -            414             896                 -
       2.450                   1,903          2,010            3,738          1,988               -                 -
       2.460                      57             14               14            273             159                59
       2.470                     409             69              138            285           2,717                 -
       2.495                       -            370              339            886             824                 -
       2.500                       -             76               29              -             355                 -
       2.510                       -              -                -          4,508               -                 -
       2.520                       -              -                -            215               -                 -
       2.545                       -            960                -          1,381               -                 -
       2.550                       -              -                -              -               -                 -
       2.560                     263          1,056              481            568              15                29
       2.570                     205          1,864              202          1,795           1,038                 -
       2.595                       7              -                -            753               -                 -
       2.600                       -              -                -              -              38                 -
       2.610                       -            128                -              -             265                 -
       2.620                     823            640              642              -               -                 -
       2.645                      88            264              257          5,081               -                 -
       2.650                     101            100              867             87             330                 -
       2.660                       -            163                -              -               -                 -
       2.670                      83          2,135              932          2,399              23                 -
       2.695                       -          1,970                -          5,111             342                 -
       2.700                       -            217              309              -               -                 -
       2.710                       -              -                -              -               -                 -
       2.720                     779            898                -          2,522           1,357                 -
       2.745                       -              -                -              -               -                 -
       2.750                       -              -                -              -               -                 -
       2.760                       -              -                -            125               -                 -
       2.800                     209            964              757            676               3                 -
       2.810                     327              -                -             13               -                 -
       2.820                       -              -                -            278             302                 -
       2.850                       -              -                -              -               -                 -
       2.860                      27              -                -              -             299                 -
       2.870                     381            377              379              -               -                 -
       2.920                     479            650                -          1,342             288                 -
       2.945                       -              -                -              -               -                 -


                                           JNL/MCM
                         JNL/MCM          Enhanced        JNL/MCM         JNL/MCM         JNL/MCM          JNL/MCM
                     Consumer Brands   S&P 500 Stock     Financial         Global        Healthcare     International
                    Sector Portfolio   Index Portfolio Sector Portfolio 15 Portfolio   Sector Portfolio Index Portfolio
                    ------------------ ---------------  -------------  --------------- --------------- ----------------
     M&E CLASS

       2.295                     $ 28           $ 315          $ 197          $ 3,074         $ 2,154          $ 4,336
       2.300                      132           2,105              -            4,157           4,137            2,737
       2.310                        -               -             74            2,273             500            3,097
       2.320                        -             448          1,317            2,529           1,148            6,029
       2.345                      186               -              -              723               3                7
       2.350                        -             252              -              470               -                -
       2.360                        -               -              -                9               -            1,354
       2.370                      368             691          1,988            3,238             734            8,039
       2.395                        -              44              -            2,359               -              101
       2.400                        -           1,174              -              392               -            2,637
       2.410                        -               -              -                -             491                -
       2.420                      176           1,450            369            7,114           1,065            4,204
       2.445                        -             230              -              181               -            1,744
       2.450                      158           2,179              -            1,632             378            3,283
       2.460                        -               -              -              341              85              879
       2.470                        -             245            171              707             435            2,971
       2.495                        -             196              -              937               -                -
       2.500                        -               -              -               58              19              375
       2.510                        -               -              -                -               -                -
       2.520                        -             169              -              415               -                -
       2.545                        -               -              -            1,756               -              846
       2.550                        -              59              -                -               -                -
       2.560                        2               -             30              605             220            2,474
       2.570                        -               -            202            1,742             254              841
       2.595                        -               -              -              741             101            1,424
       2.600                        -               -              -                8               -               16
       2.610                        -               -            129                5             126              281
       2.620                        -               -            795                -             811              508
       2.645                        -               -              -            3,405               -              645
       2.650                        -              92              -              183               -              167
       2.660                        -               -              -                -               -              194
       2.670                        -               -             80            3,680              79               18
       2.695                        -               -              -            5,568               2              368
       2.700                        -               -            146                -             245                -
       2.710                        -               -              -                -               -                -
       2.720                        -               -              -            1,034              66            1,231
       2.745                        -               -              -                -               -                -
       2.750                        -               -              -                -               -                -
       2.760                        -               -            102              130             109              484
       2.800                        -               9              -              707               -               12
       2.810                        -               -            232               13           1,002               42
       2.820                        -               -              -              296               -               93
       2.850                        -               -              -                -               -                -
       2.860                       12               -             13                -              13                2
       2.870                        -               -            374                -             375                -
       2.920                        -               -              -              661               -                -
       2.945                        -               -              -                -               -                -



                       JNL/JPMorgan        JNL/            JNL/          JNL/MCM         JNL/MCM          JNL/MCM
                      International    Lazard Mid Cap Lazard Small Cap      25         Bond Index     Communications
                      Value Portfolio  Value PortfolioValue Portfolio   Portfolio       Portfolio     Sector Portfolio
                      ---------------  -------------  ---------------  -------------  --------------  ----------------
     M&E CLASS

       2.950                     $ -            $ -             $ 97            $ -             $ -               $ -
       2.960                       -              -                -              -               -                 -
       2.970                       -              -                -              -               -                 -
       2.995                      87              -                -              -               -                 -
       3.050                       -              -                -              -               -                 -
       3.060                       -            223                -              -               -                 -
       3.095                       -              -                -              -               -                 -
       3.100                       -              -                -              -               -                 -
       3.110                       -              -                -              -               -                 -
       3.120                       -              -                -              -               -                 -
       3.145                       -              -                -              -               -                 -
       3.150                       -              -                -              -               -                 -
       3.170                       -              -                -              -               -                 -
       3.195                       -              -                -              -               -                 -
       3.200                       -              -                -              -               -                 -
       3.220                       -              -                -              -               -                 -
       3.245                       -              -                -              -               -                 -
       3.250                       -              -                -              -               -                 -
       3.270                       -              -                -              -               -                 -
       3.300                       -              -                -              -               -                 -
       3.360                       -            204                -              -               -                 -
       3.370                       -              -                -              -               -                 -
       3.400                       -              -                -              -               -                 -
       3.420                       -              -                -              -               -                 -
       3.445                       -              -                -              -               -                 -
       3.470                       -              -                -              -               -                 -
       3.520                       -              -                -              -               -                 -
       3.595                       -              -                -              -               -                 -
       3.600                       -              -                -              -               -                 -
       3.620                       -              -                -              -               -                 -
       3.645                       -              -                -              -               -                 -
       3.670                      47              -                -              -               -                 -
       3.720                       -              -                -              -               -                 -
       3.820                       -              -                -              -               -                 -
       4.000                       -              -                -              -               -                 -



 PERSPECTIVE
  Standard Benefit             5,627         11,263           15,396          9,374           2,427               727
 Contract Enhanced
 Benefit                       9,389          9,494            6,824          2,267           2,070               349
                      ---------------  -------------  ---------------  -------------  --------------  ----------------

       Total                $ 69,449      $ 135,339         $ 96,424      $ 438,730       $ 126,735           $ 8,079
                      ===============  =============  ===============  =============  ==============  ================



                                           JNL/MCM
                          JNL/MCM          Enhanced        JNL/MCM         JNL/MCM         JNL/MCM          JNL/MCM
                      Consumer Brands   S&P 500 Stock     Financial         Global        Healthcare     International
                     Sector Portfolio   Index Portfolio  Sector Portfolio15 Portfolio   Sector PortfolioIndex Portfolio
                     ------------------ ---------------  -------------  --------------- --------------- ----------------
     M&E CLASS

       2.950                       $ -             $ -            $ -              $ -             $ -              $ -
       2.960                         -               -              -                -               -                -
       2.970                         -             256              -                -               -                -
       2.995                         -               -              -                -               -                -
       3.050                         -               -              -                -               -                -
       3.060                         -               -              -                -               -                -
       3.095                         -               -              -                -               -                -
       3.100                         -               -              -                -               -                -
       3.110                         -               -              -                -               -                -
       3.120                         -               -              -                -               -                -
       3.145                         -               -              -                -               -                -
       3.150                         -               -              -                -               -                -
       3.170                         -               -              -                -               -                -
       3.195                         -               -              -                -               -                -
       3.200                         -               -              -                -               -                -
       3.220                         -              58              -                -               -                -
       3.245                         -               -              -                -               -                -
       3.250                         -               -              -                -               -                -
       3.270                         -               -              -                -               -                -
       3.300                         -               -              -                -               -                -
       3.360                         -               -              -              275               -                -
       3.370                         -               -              -                -               -                -
       3.400                         -               -              -                -               -                -
       3.420                         -               -              -                -               -                -
       3.445                         -               -              -                -               -                -
       3.470                         -               -              -                -               -                -
       3.520                         -               -              -                -               -                -
       3.595                         -               -              -                -               -                -
       3.600                         -               -              -                -               -                -
       3.620                         -               -              -                -               -                -
       3.645                         -               -              -                -               -                -
       3.670                         -               -              -                -               -                -
       3.720                         -               -              -                -               -                -
       3.820                         -               -              -                -               -                -
       4.000                         -               -              -                -               -                -



 PERSPECTIVE
  Standard Benefit                 140           2,667            418            6,703             966            6,345
 Contract Enhanced
 Benefit                             -           3,452            346            3,843             824            9,522
                     ------------------ ---------------  -------------  --------------- --------------- ----------------

       Total                   $ 5,860        $ 49,471       $ 12,353        $ 286,100        $ 55,333        $ 227,017
                     ================== ===============  =============  =============== =============== ================



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)
   The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


                        JNL/MCM        JNL/MCM         JNL/MCM          JNL/MCM           JNL/MCM         JNL/MCM
                         JNL 5         Nasdaq(R)      Oil & Gas      S&P 400 MidCap       S&P 500       Select Small
                       Portfolio    15 Portfolio    Sector PortfolioIndex Portfolio    Index Portfolio Cap Portfolio
                      ------------  --------------  --------------- -----------------  --------------- ---------------
 M&E Class

       1.100                  $ -             $ -              $ -               $ -            $ 234             $ -
       1.200                    -               -                -                 -                -               -
       1.250                1,889             116              222             4,703            4,355           4,676
       1.350               48,058          14,321            3,174             8,497           11,743           5,728
       1.400                  215              91              223             1,588            5,370           6,684
       1.500                1,828              21               83             1,494            3,997           1,068
       1.550                    -               -                -               114              322             456
       1.600               58,173           1,985            2,487            21,706           24,370           7,218
       1.645                    -               -                -             1,164            1,904              99
       1.650                8,885              60            3,628            13,879           14,102           4,059
       1.670                  347               -              781             2,168            1,773           4,123
       1.700                2,282              42            1,184             5,306            6,666          12,212
       1.745                4,268             192              115               172              306             924
       1.750               86,361             789            2,617            17,505           19,272          17,386
       1.770               24,111             108            1,053             2,066            5,628           2,694
       1.795                1,942               -              829             4,822           10,555          12,650
       1.800                1,163               -              338             6,499            6,989           2,686
       1.820                    -               -                -                 -            4,629               -
       1.850               17,480               -              222             1,500            3,720           1,734
       1.895                    -               -                -                 -                -             496
       1.900               11,030           1,344            1,380            34,066           34,027           2,974
       1.910                4,461              56            1,266               958            4,653           1,363
       1.920                  704              77            3,707             2,475            3,464          16,508
       1.945                  554               -                -               780            1,112             221
       1.950                9,404           1,012              491             4,704            7,751           6,735
       1.960               14,791             195            2,951            15,685           20,568          29,063
       1.970                1,634               -               41               497              721           1,294
       1.995                4,778               -              248                 -              102             810
       2.000               44,572           1,734            5,070             5,258           12,369           6,067
       2.020               11,518             247            4,447             4,955           14,001           9,067
       2.045                3,614              14              695             2,972           15,447          10,905
       2.050               27,441             439              836             8,432            8,225           4,347
       2.070               20,373               2              393             4,460            8,237             593
       2.095                1,994               -                -               922            1,295           1,179
       2.100                1,559              83                1               514              359           1,485
       2.120                   67               -              327             1,987            2,476           6,574
       2.145                8,161              26              256               468            4,792             105
       2.150                2,649               -                -             1,536            1,575           7,624
       2.160                7,068             136            1,037               395            1,381           3,262
       2.170               17,621              33            1,098               800            1,963             881
       2.195                  827               -              397             2,394            2,932              29
       2.200                3,558              69              388             4,145            4,608           1,572
       2.210                2,009               -              359             3,223            4,140             217
       2.220                  952               -                -               654            1,408             505
       2.245                1,239               -              923                53                -             931
       2.250               11,658              69              258             3,008            6,175           4,473
       2.270                2,664               -                -            10,155           14,242           3,088



                     JNL/MCM          JNL/MCM          JNL/MCM         JNL/MCM          JNL/MCM         JNL/MCM
                    Small Cap        Technology         Dow SM           S&P(R)       Value Line(R)       VIP
                 Index Portfolio   Sector Portfolio  10 Portfolio    10 Portfolio    25 Portfolio      Portfolio
                 ----------------  ---------------  --------------- ---------------  --------------  --------------
 M&E Class

       1.100                 $ -              $ -              $ -             $ -             $ -             $ -
       1.200                   -                -                -               -               -               -
       1.250               2,906              103            1,439           1,954               -             211
       1.350               7,776              569            5,611           8,567           4,013           4,263
       1.400               1,458              130           13,809           7,619          17,370              85
       1.500                 530               90            3,386           3,903              25             572
       1.550                  11                -            1,435             667              90               -
       1.600              18,250            1,086           10,604          11,805           8,734           7,207
       1.645               1,136                8              100             124               -               -
       1.650              13,537              626            3,387           7,642           4,599           2,389
       1.670                 705              169            5,966           5,775           6,253             296
       1.700               3,328                8           12,214          11,458           4,363             171
       1.745                  28               17            1,170           1,549             269             101
       1.750               9,565              394           16,913          17,449          15,779           3,182
       1.770               1,496               15            3,030           6,228           4,641             336
       1.795               5,374                -           24,174          24,725          46,701               -
       1.800               6,232               68            5,832           4,287             109               -
       1.820                   -                -                -               -               -               -
       1.850               1,414              787            1,973           2,866             506               -
       1.895                 149                -              466             579               -               -
       1.900              32,768              393            3,858           4,008           2,968           1,470
       1.910                 714              426            1,883           2,406           2,040           6,743
       1.920               1,250              392           26,576          26,498          60,111               -
       1.945                 328                -               92           1,178           2,439               -
       1.950               4,370              943            7,761           8,030           3,232           1,442
       1.960              15,783              115           58,251          44,194         113,133           2,506
       1.970                 423               61            2,754           1,525           1,482             167
       1.995                   -                -              225             309               -           4,751
       2.000               2,018            1,475            7,122           7,420          13,574           4,934
       2.020               3,961              261           22,669          22,903          31,059             638
       2.045               2,859               91           17,098          12,631           2,233             139
       2.050               7,872               60            5,030           4,490           3,407             355
       2.070               3,351              229            1,776             938           5,256             652
       2.095                 264                -            1,183           1,277             337               -
       2.100                 511                -              820           1,022             383              83
       2.120                 510               95            6,596           5,472           1,299               -
       2.145                 565                -              153             599             394             196
       2.150                 193                -            6,379           6,268           1,234               -
       2.160                 215              115            5,463           3,658          13,389           1,312
       2.170               1,135              144              973           3,659           4,983             221
       2.195               2,349               48               11             408           3,619           1,128
       2.200               4,466               71            1,272           1,661           2,562             245
       2.210               3,073              152              211             331             765             940
       2.220                 635                -              737             529               -               -
       2.245                   -                -              730           1,015           1,215               -
       2.250               2,718              357            2,664           3,428           1,213             929
       2.270               7,680                -            4,857           7,933           5,789             618




                         JNL/MCM        JNL/MCM         JNL/MCM          JNL/MCM           JNL/MCM        JNL/MCM
                         JNL 5         Nasdaq(R)      Oil & Gas      S&P 400 MidCap       S&P 500       Select Small
                       Portfolio    15 Portfolio    Sector PortfolioIndex Portfolio    Index Portfolio Cap Portfolio
                      ------------  --------------  --------------- -----------------  --------------- ---------------
     M&E CLASS

       2.295              $ 1,038             $ 5            $ 161          $ 49,963          $ 5,042         $ 1,689
       2.300                6,792             317              434             4,490            8,067           2,966
       2.310                7,501               -            2,877             1,762            2,130           1,690
       2.320                1,178              37            1,777            10,539            6,916           1,865
       2.345                1,644              34              250                12              612             136
       2.350                    -               -                -               252                -             422
       2.360                  164               -                -             1,381            1,345              10
       2.370                    7              61              611            11,097           11,111           1,498
       2.395                2,187               -                -               101              319           1,848
       2.400                1,530               -                -             2,613            3,335           1,150
       2.410                  491               -                -                 -                -               -
       2.420               15,280             485            2,174             2,424            5,551           4,366
       2.445                6,218               -                -             1,738            1,698               -
       2.450                5,200               1              344             7,344            5,508           1,953
       2.460                1,149               -               87             1,028              995              37
       2.470                4,333               -              132             2,977            3,893              64
       2.495                    -               -                -                 -                -               -
       2.500                4,812           1,863               24               348              372               -
       2.510                    -               -                -                 -                -               -
       2.520                2,235               -                -                 -              509               -
       2.545                   35               -                -               829            1,565           1,722
       2.550                1,742               -                -                 -              352               -
       2.560                6,970             516            3,975             2,620            2,566             354
       2.570                    -               -              275             1,646            2,682           1,986
       2.595                  620               -              289               945            1,977              39
       2.600                   81               -                -                 -                -               -
       2.610                1,562               -              156               285              274             132
       2.620                  133              13              897               518              505             360
       2.645                  661               -            1,276             2,058              607           2,265
       2.650                    -               -                -               410              409           1,261
       2.660                  423               -                -               190              185               -
       2.670                  929               -              175                 -                -           1,711
       2.695                2,457               -                3               367            2,373           1,930
       2.700                  604               -              171                 -              272               -
       2.710                  466               -                -                 -                -               -
       2.720                   33               -               74             1,188            1,318             889
       2.745                    -               -                -                 -                -               -
       2.750                    -               -                -                 -                -               -
       2.760                   55               -              122               369              688              80
       2.800                5,479             690               15               667              730             224
       2.810                3,794               -              285                62              123               9
       2.820                    -             371               38                91               85              38
       2.850                  639               -                -                 -                -               -
       2.860                1,225               -               14                 -                -               -
       2.870                  407               -              399                 -                -               -
       2.920                  389               -              236                 -                -             801
       2.945                    -               -                -                 -                -               -



                       JNL/MCM          JNL/MCM          JNL/MCM         JNL/MCM          JNL/MCM        JNL/MCM
                     Small Cap        Technology         Dow SM           S&P(R)       Value Line(R)       VIP
                  Index Portfolio   Sector Portfolio  10 Portfolio    10 Portfolio    25 Portfolio      Portfolio
                  ----------------  ---------------  --------------- ---------------  --------------  --------------
     M&E CLASS

       2.295             $ 27,113              $ -          $ 4,719        $ 90,618           $ 997             $ -
       2.300                2,924              598            5,834           6,104           1,276           1,600
       2.310                  551              262            1,773           2,738           4,218           2,281
       2.320                8,262            1,059            1,773          10,919           1,369               1
       2.345                   17               29              111             895           2,075              23
       2.350                    -                -              391             520               -               -
       2.360                1,357                -                9              11              35               -
       2.370                8,850                4            2,012           2,363             961             476
       2.395                   97                -            1,986           2,818               -               -
       2.400                2,554              855            1,588             461               -               -
       2.410                    -                -                -               -               -               -
       2.420                2,401              479            4,850           4,914          10,091             979
       2.445                1,690                -               87               -             179               -
       2.450                3,483            1,749           10,214          12,511             634               -
       2.460                1,014                -              267             358              46             152
       2.470                3,576              514            1,168             529             724               -
       2.495                    -                -              785           1,067               -               -
       2.500                  363                6               85             128             113               -
       2.510                    -                -                -               -               -               -
       2.520                    -                -                -               -             698               -
       2.545                  804                -              711             272               -               -
       2.550                    -                -                -               -               -               -
       2.560                2,326               31              221           1,360           4,697             510
       2.570                1,240              256              335             660               -               -
       2.595                  745                -              227             660             887             379
       2.600                    -                -                -               -               -               -
       2.610                  287              129                8               5             318               -
       2.620                  515              795                -               -              51               -
       2.645                1,307                -            1,974           5,887             716             656
       2.650                  242                -              166               -              96               -
       2.660                  260                -                -               -               -               -
       2.670                    -               80              730             841           1,082               -
       2.695                1,368                -               25             151               5              11
       2.700                    -                -                -               -             648               -
       2.710                    -                -                -               -               -               -
       2.720                1,327                -              529             810             555              82
       2.745                    -                -                -               -               -               -
       2.750                    -                -                -               -               -               -
       2.760                  310                -              123             121               -             426
       2.800                  669                -              637             762               -               -
       2.810                   41                -               13              13           1,075              89
       2.820                   88                -              272             335             404             655
       2.850                    -                -                -               -               -               -
       2.860                    -                -                -              13               -               -
       2.870                    -              374                -               -               -               -
       2.920                    -                -              249             332             986               -
       2.945                    -                -                -               -               -               -



                        JNL/MCM        JNL/MCM         JNL/MCM          JNL/MCM           JNL/MCM         JNL/MCM
                         JNL 5         Nasdaq(R)      Oil & Gas      S&P 400 MidCap       S&P 500       Select Small
                       Portfolio    15 Portfolio    Sector PortfolioIndex Portfolio    Index Portfolio Cap Portfolio
                      ------------  --------------  --------------- -----------------  --------------- ---------------
     M&E Class

       2.950                $ 701             $ -              $ -               $ -              $ -             $ -
       2.960                  243               -                -                 -                -               -
       2.970                    -               -                -                 -              257               -
       2.995                    -               -                -                 -                -               -
       3.050                    -               -                -                 -                -               -
       3.060                    -               -                -                 -                -               -
       3.095                    -               -                -                 -                -               -
       3.100                    -               -                -                 -                -               -
       3.110                  213               -                -                 -                -               -
       3.120                    -               -                -                 -                -               -
       3.145                    -               -                -                 -                -               -
       3.150                    -               -                -                 -                -               -
       3.170                    -               -                -                 -                -               -
       3.195                    -               -                -                 -                -               -
       3.200                    -               -                -                 -                -               -
       3.220                    -               -                -                 -              466               -
       3.245                    -               -                -                 -                -               -
       3.250                    -               -                -                 -                -               -
       3.270                    -               -                -                 -                -               -
       3.300                    -               -                -                 -                -               -
       3.360                    -               -                -                 -                -             204
       3.370                    -               -                -                 -                -               -
       3.400                    -               -                -                 -                -               -
       3.420                    -               -                -                 -                -               -
       3.445                    -               -                -                 -                -               -
       3.470                    -               -                -                 -                -               -
       3.520                    -               -                -                 -                -               -
       3.595                    -               -                -                 -                -               -
       3.600                    -               -                -                 -                -               -
       3.620                    -               -                -                 -                -               -
       3.645                    -               -                -                 -                -               -
       3.670                    -               -               44                46                -               -
       3.720                    -               -                -                 -                -               -
       3.820                    -               -                -                 -                -               -
       4.000                    -               -                -                 -                -               -



 PERSPECTIVE
  Standard Benefit          4,566             243            3,757             7,937           13,917           2,628
 Contract Enhanced
 Benefit                    3,526              71            2,023            11,997           17,077           1,737
                      ------------  --------------  --------------- -----------------  --------------- ---------------

       Total            $ 573,614        $ 27,968         $ 66,620         $ 338,973        $ 409,789       $ 244,829
                      ============  ==============  =============== =================  =============== ===============



                         JNL/MCM          JNL/MCM          JNL/MCM         JNL/MCM          JNL/MCM         JNL/MCM
                        Small Cap        Technology         Dow SM           S&P(R)       Value Line(R)       VIP
                     Index Portfolio   Sector Portfolio  10 Portfolio    10 Portfolio    25 Portfolio      Portfolio
                     ----------------  ---------------  --------------- ---------------  --------------  --------------
     M&E Class

       2.950                     $ -              $ -              $ -             $ -             $ -           $ 166
       2.960                       -                -                -               -               -               -
       2.970                       -                -                -               -               -               -
       2.995                       -                -                -               -               -               -
       3.050                       -                -                -               -               -               -
       3.060                       -                -                -               -             110             203
       3.095                       -                -                -               -               -               -
       3.100                       -                -                -               -               -               -
       3.110                       -                -                -               -               -               -
       3.120                       -                -                -               -               -               -
       3.145                       -                -                -               -               -               -
       3.150                       -                -                -               -               -               -
       3.170                       -                -                -               -               -               -
       3.195                       -                -                -               -               -               -
       3.200                       -                -                -               -               -               -
       3.220                       -                -                -               -               -               -
       3.245                       -                -                -               -               -               -
       3.250                       -                -                -               -               -               -
       3.270                       -                -                -               -               -               -
       3.300                       -                -                -               -               -               -
       3.360                       -                -                -               -             274               -
       3.370                       -                -                -               -               -               -
       3.400                       -                -                -               -               -               -
       3.420                       -                -                -               -               -               -
       3.445                       -                -                -               -               -               -
       3.470                       -                -                -               -               -               -
       3.520                       -                -                -               -               -               -
       3.595                       -                -                -               -               -               -
       3.600                       -                -                -               -               -               -
       3.620                       -                -                -               -               -               -
       3.645                       -                -                -               -               -               -
       3.670                      47                -                -               -               -               -
       3.720                       -                -                -               -               -               -
       3.820                       -                -                -               -               -               -
       4.000                       -                -                -               -               -               -



 PERSPECTIVE
  Standard Benefit             9,352              230            5,499          10,052           2,483             304
 Contract Enhanced
 Benefit                      10,709              252            1,850           5,213           6,576             546
                     ----------------  ---------------  --------------- ---------------  --------------  --------------

       Total               $ 269,795         $ 17,200        $ 349,874       $ 455,428       $ 435,947        $ 57,821
                     ================  ===============  =============== ===============  ==============  ==============

JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)
   The following is a summary of insurance charges for the period ended December 31, 2005 (continued):


                       JNL/Oppenheimer  JNL/Oppenheimer      JNL/PIMCO       JNL/Putnam       JNL/Putnam       JNL/Putnam
                        Global Growth        Growth        Total Return         Equity       Midcap Growth    Value Equity
                          Portfolio        Portfolio      Bond Portfolio      Portfolio        Portfolio       Portfolio
                       ---------------- ----------------- ----------------  --------------  ---------------- ---------------
 M&E CLASS

       1.100                     $ 515               $ -          $ 1,158             $ -               $ -             $ -
       1.200                         -                 -                -               -                 -               -
       1.250                     1,846               430            4,327             121             1,391           1,129
       1.350                     3,101             1,331            7,999              79               262           1,261
       1.400                     2,392               984            8,046             745             1,522           1,814
       1.500                     1,461             1,208            3,242              97               123             655
       1.550                       199                 -              254               -                 -               -
       1.600                     3,245               829            3,735              15                12             137
       1.645                       267                15            1,379               -                 -               -
       1.650                     1,142               100            8,821               -               271             513
       1.670                     2,943               424            6,360               -                 -             870
       1.700                       717               279            6,522               -               401             721
       1.745                       843                 7              917               -                 -               -
       1.750                     4,762             1,271           14,315             526             3,995             784
       1.770                     1,342               170            9,354               5               120              25
       1.795                     3,819               410           15,801               -               264           2,931
       1.800                       346                 4           25,880               -               166             148
       1.820                       318               216            1,196               -                 -             350
       1.850                     2,057               338            4,372               -               179             742
       1.895                         -                 -                4               -                 -               -
       1.900                       398               856            1,525               -               137               -
       1.910                       717                20            1,279               -                 -               -
       1.920                     1,431               973            9,266             466               213             663
       1.945                       172                 -            3,036               -                 -             191
       1.950                     1,155               362            3,699             113               507             362
       1.960                     4,420               435           23,674             190               413             459
       1.970                       117                 -            3,675               -               363             438
       1.995                       291               804              484               -                 -               -
       2.000                     2,661               163            5,292             146               287           1,380
       2.020                     2,650               749           11,491               -               929           2,303
       2.045                       589                 -            2,390               -               339             466
       2.050                     1,022               185            2,276               -               142               -
       2.070                       132                56            1,619               -                 5               -
       2.095                       319               146            2,285             446                 -             136
       2.100                         -                 -              799               -                 -             214
       2.120                     1,011                 -               55               -                 -              73
       2.145                       228               144            6,425              33                53             129
       2.150                       376                 -            2,814               -                 -             765
       2.160                     1,131                46            2,261               -               257              12
       2.170                       348                 -            1,347              12                 -               -
       2.195                       424                22              937               -                21               -
       2.200                       808                 -              235               -                 -               -
       2.210                         -                 -              443               -                 -               -
       2.220                       386               269            1,333               -                 -               -
       2.245                        55                 -            6,091               -                 -               -
       2.250                     1,240                 -              662               -               162              92
       2.270                       998             1,206            8,564             100                 -              97



                          JNL/S&P          JNL/S&P                         JNL/S&P         JNL/S&P      JNL/Salomon
                         Managed          Managed          JNL/S&P        Managed         Managed      Brothers High
                        Aggressive      Conservative       Managed        Moderate       Moderate       Yield Bond
                     Growth Portfolio    Portfolio      Growth Portfolio Portfolio     Growth Portfolio  Portfolio
                     ----------------- ---------------  -------------- --------------- --------------  --------------
 M&E CLASS

       1.100                      $ -             $ -             $ -             $ -            $ -           $ 353
       1.200                        -               -               -               -              -               -
       1.250                   12,712               -          18,988              84         13,595           1,728
       1.350                    7,309           6,659          33,068           7,417         15,376           2,598
       1.400                   14,832               -          72,296               -         31,499           8,042
       1.500                    8,871             113          15,298               -         20,398           1,532
       1.550                      972              42           1,959               -          4,759             470
       1.600                   35,725           1,639          65,825           5,798         55,541           2,676
       1.645                       17               -           1,602               -          3,430             229
       1.650                    5,135           1,801           7,856           4,277          9,331           9,802
       1.670                   29,144               -          17,183               8         23,482           2,900
       1.700                   36,874               -          28,600           4,093         11,468           5,213
       1.745                      181           1,583          11,844               -          7,357           1,482
       1.750                   16,855          11,977          70,869          29,936         44,689          12,912
       1.770                    7,594             251          15,490           7,574          9,260          13,176
       1.795                   54,071               -          24,920               -         12,385           7,762
       1.800                    5,394             158          10,936             107          5,251           1,501
       1.820                    4,473               -             804               -         20,769           1,807
       1.850                   11,806             440          12,626           2,087         14,134           1,863
       1.895                        -               -           5,239               -            201               4
       1.900                    3,900           1,014           5,708           1,735         10,961              39
       1.910                    2,008           7,187           1,347           6,344          1,283             793
       1.920                   47,619               -          26,083             137         12,724           4,837
       1.945                       82               -             313               -              -           2,791
       1.950                   22,676           1,940          24,221           3,058          6,550           1,112
       1.960                  108,624           1,802          44,796             411         40,394          15,330
       1.970                    1,822               -           2,595               -          1,135           1,743
       1.995                      254               -          13,302           1,134         10,301             142
       2.000                    9,743           3,636          33,844           4,658         21,802           2,235
       2.020                   25,763           2,192          59,837             803         26,256           4,099
       2.045                      142             124             214             416            896           2,909
       2.050                    2,222             544           3,352           2,174          6,855           1,136
       2.070                    2,778              93             888               -          3,676             151
       2.095                    6,932               -           4,385           2,518         15,554           6,881
       2.100                        -             532               -             857          5,440               -
       2.120                   10,322               -          19,356           1,981          2,067           1,726
       2.145                      485           2,391          11,755              70         13,124           1,569
       2.150                    8,189             413           2,558               -            621           2,430
       2.160                    3,527           1,971               -             965          4,081             815
       2.170                   13,511             634          15,787           5,711         36,438             578
       2.195                    3,978               -             953               -            549              47
       2.200                      198              40           2,426           2,395          3,885             117
       2.210                    2,620               -           1,348              58          2,315              28
       2.220                    3,729           2,038          11,119             650            523              53
       2.245                        -               -               -               -            840             264
       2.250                      501             205           4,142           8,906          3,174             452
       2.270                  107,487               -          11,660              89         13,409             247



                       JNL/Oppenheimer   JNL/Oppenheimer      JNL/PIMCO       JNL/Putnam       JNL/Putnam      JNL/Putnam
                        Global Growth        Growth        Total Return         Equity       Midcap Growth    Value Equity
                          Portfolio        Portfolio      Bond Portfolio      Portfolio        Portfolio       Portfolio
                       ---------------- ----------------- ----------------  --------------  ---------------- ---------------
      M&E CLASS

       2.295                   $ 4,086             $ 892          $ 9,810           $ 244              $ 59           $ 329
       2.300                     2,463               776           16,156             690               694           1,315
       2.310                     1,204               187            1,446               -               104              60
       2.320                       989               260            2,862              87               113             258
       2.345                        40                 -              406               -                 -               -
       2.350                         -                 -                -               -                 -               -
       2.360                         -                 -                -               -                 -               -
       2.370                     5,062                 -            9,062               3                 -           1,083
       2.395                       530                 -                -               -               121               -
       2.400                     2,008               172                -               -                 -               -
       2.410                         -                 -              481               -                 -               -
       2.420                     1,777                 -            4,086               -                80               -
       2.445                         -                 -            1,569               -                 -               -
       2.450                     3,804             1,463            9,645               -                 -               -
       2.460                         -                 -               29               -                 -               -
       2.470                         -               720              858               -                 -               -
       2.495                         -                 -              188               -                 -               -
       2.500                        18                 -              190               -                 -              34
       2.510                         -                 -                -               -                 -               -
       2.520                         -                 -                -               -                 -               -
       2.545                         -                 -                -               -                 -               -
       2.550                         -                 -              116               -                 -               -
       2.560                     1,489               147            2,399               -                 -               -
       2.570                       332                 -            1,577               -                 -               -
       2.595                       211                 -            1,166               -                 -               -
       2.600                         -                 -                -               -                 -               -
       2.610                         -                 -              252               -                 -               -
       2.620                         -                 -            2,516               -                 -               -
       2.645                       500                 -                -               -                 -               -
       2.650                        19                 -            1,870               -               150               -
       2.660                       162                 -                -               -                 -               -
       2.670                        94                 -              265               5                 -               -
       2.695                         -                 -               41               -                 -               -
       2.700                       283                 -              584               -                 -               -
       2.710                         -                 -                -               -                 -               -
       2.720                         -                36              177               -                 -               -
       2.745                         -                 -                -               -                 -               -
       2.750                         -                 -                -               -                 -               -
       2.760                       359                 -                -               -                 -               -
       2.800                        22                 8            2,570               -               840             599
       2.810                       666                 -            2,137               -                 -               -
       2.820                         -                 -                -               -                 -               -
       2.850                         -                 -                -               -                 -               -
       2.860                         -                 -               13               -                 -               -
       2.870                         -                 -              751               -                 -               -
       2.920                         -                 -              276               -                 -               -
       2.945                         -               333                -               -                 -               -



                           JNL/S&P          JNL/S&P                         JNL/S&P         JNL/S&P      JNL/Salomon
                          Managed          Managed          JNL/S&P        Managed         Managed      Brothers High
                         Aggressive      Conservative       Managed        Moderate       Moderate       Yield Bond
                      Growth Portfolio    Portfolio      Growth Portfolio Portfolio     Growth Portfolio  Portfolio
                      ----------------- ---------------  -------------- --------------- --------------  --------------
      M&E CLASS

       2.295                   $ 1,004         $ 2,824         $ 2,873           $ 679       $ 11,411         $ 1,236
       2.300                     7,462             150          38,490           1,679         33,904           5,506
       2.310                     5,423             205          18,798          11,658          5,338           1,031
       2.320                    16,335              32           7,361              36          9,246             792
       2.345                         2               -             182             158          3,692             719
       2.350                         -               -               -               1          1,821             973
       2.360                    42,627               -             586              98             98               -
       2.370                    71,813               -          25,191           3,017         28,009           2,712
       2.395                     2,415               -           1,768             254            599               -
       2.400                         -               -              92               -            159           1,263
       2.410                         -               -               -           3,468              -               -
       2.420                    81,167             870           8,384          15,628         13,670             191
       2.445                       130               -             218             527          1,966               -
       2.450                     1,530           1,066          12,360             853         13,737           2,377
       2.460                         -              29              37             727          1,720              28
       2.470                       411               -           2,544           1,343          8,033             593
       2.495                         -               -             197               -              -               -
       2.500                         -               -             178           1,335              -             142
       2.510                         -               -               -           2,137          4,554               -
       2.520                         -               -               -               -            329               -
       2.545                         -               -              87               -            920               -
       2.550                     1,262           6,868               -               -          2,655               -
       2.560                    13,477             227           6,841           2,034          3,793               2
       2.570                     2,205               -           9,830               -          4,682              34
       2.595                         -               -           1,293              44            715              36
       2.600                         -               -           1,845             587              -               -
       2.610                         -               -           1,351             537          1,473               -
       2.620                         -               -               -             143            300               -
       2.645                     1,557               -           2,409             415            374           2,148
       2.650                     5,110             350           7,011             543         16,002             392
       2.660                       472             345             469           1,162             61               -
       2.670                       833               -             212               -          2,034              37
       2.695                       122             714             738           1,518          3,257               5
       2.700                         -               -               -               -          2,913             320
       2.710                         -               -               -               -              -               -
       2.720                         -               -           2,847             855            377               -
       2.745                        13               -             204               -              -               -
       2.750                         -               -               -               -              -               -
       2.760                     2,381             863             875               -              -               -
       2.800                     1,255             409             224               -          1,628             914
       2.810                         -           1,420              41           3,576             91             852
       2.820                       183               -           5,025               -            792               -
       2.850                         -               -               -               -              -               -
       2.860                         -              25               4           1,200          6,061               -
       2.870                         -              91               -             399              -               -
       2.920                         -           1,211               -             303              -             250
       2.945                       343               -               -               -              -               -



                       JNL/Oppenheimer  JNL/Oppenheimer      JNL/PIMCO       JNL/Putnam       JNL/Putnam       JNL/Putnam
                        Global Growth        Growth        Total Return         Equity       Midcap Growth    Value Equity
                          Portfolio        Portfolio      Bond Portfolio      Portfolio        Portfolio       Portfolio
                       ---------------- ----------------- ----------------  --------------  ---------------- ---------------
      M&E CLASS

       2.950                       $ -               $ -            $ 364             $ -               $ -             $ -
       2.960                         -                 -                -               -                 -               -
       2.970                         -                 -                -               -                 -               -
       2.995                         -                 -                -               -                 -               -
       3.050                         -                 -                -               -                 -               -
       3.060                       227                 -                -               -                 -               -
       3.095                         -                 -                -               -                 -               -
       3.100                         -                 -                -               -                 -               -
       3.110                         -                 -                -               -                 -               -
       3.120                         -                 -                -               -                 -               -
       3.145                         -                 -                -               -                 -               -
       3.150                         -                 -                -               -                 -               -
       3.170                         -                 -                -               -                 -               -
       3.195                         -                 -                -               -                 -               -
       3.200                         -                 -                -               -                 -               -
       3.220                         -                 -                -               -                 -               -
       3.245                         -                 -                -               -                 -               -
       3.250                         -                 -                -               -                 -               -
       3.270                         -                 -                -               -                 -               -
       3.300                         -                 -                -               -                 -               -
       3.360                         -                 -                -               -                 -               -
       3.370                         -                 -                -               -                 -               -
       3.400                         -                 -                -               -                 -               -
       3.420                         -                 -                -               -                 -               -
       3.445                         -                 -                -               -                 -               -
       3.470                         -                 -                -               -                 -               -
       3.520                         -                 -                -               -                 -               -
       3.595                         -                 -                -               -                 -               -
       3.600                         -                 -                -               -                 -               -
       3.620                         -                 -                -               -                 -               -
       3.645                         -                 -                -               -                 -               -
       3.670                         -                 -                -               -                 -               -
       3.720                         -                 -                -               -                 -               -
       3.820                         -                 -                -               -                 -               -
       4.000                         -                 -                -               -                 -               -



 PERSPECTIVE
  Standard Benefit              15,975             2,786           31,744          35,125             7,317          58,519
 Contract Enhanced
 Benefit                        16,883             5,603           26,539           4,535             7,980          21,597
                       ---------------- ----------------- ----------------  --------------  ---------------- ---------------

        Total                $ 113,597          $ 27,835        $ 359,784        $ 43,783          $ 29,992       $ 103,654
                       ================ ================= ================  ==============  ================ ===============


                          JNL/S&P          JNL/S&P                         JNL/S&P         JNL/S&P       JNL/Salomon
                          Managed          Managed          JNL/S&P        Managed         Managed      Brothers High
                         Aggressive      Conservative       Managed        Moderate       Moderate       Yield Bond
                      Growth Portfolio    Portfolio      Growth Portfolio Portfolio     Growth Portfolio  Portfolio
                      ----------------- ---------------  -------------- --------------- --------------  --------------
      M&E CLASS

       2.950                       $ -             $ -             $ -             $ -        $ 1,855            $ 95
       2.960                         -               -               -               -              -               -
       2.970                         -               -               -               -              -               -
       2.995                         -               -           1,452               -            938             104
       3.050                         -               -               -               -              -               -
       3.060                         -               -             760             199            409               -
       3.095                       101               -               -               -              -               -
       3.100                         -               -               -               -              -               -
       3.110                         -               -               -               -              -               -
       3.120                         -               -               -               -              -               -
       3.145                         -               -               -               -              -               -
       3.150                         -               -               -               -              -               -
       3.170                         -               -               -               -              -               -
       3.195                         -               -             792               -              -               -
       3.200                         -               -               -               -              -               -
       3.220                         -               -               -               -              -               -
       3.245                         -               -               -               -              -               -
       3.250                         -               -               -               -              -               -
       3.270                         -               -               -               -              -               -
       3.300                         -               -               -               -              -               -
       3.360                       272               -               -               -              -               -
       3.370                         -               -               -               -              -               -
       3.400                         -               -               -               -              -               -
       3.420                         -               -               -               -              -               -
       3.445                         -               -               -               -              -               -
       3.470                         -               -               -               -              -               -
       3.520                         -               -               -               -              -               -
       3.595                         -               -               -               -              -               -
       3.600                         -               -               -               -              -               -
       3.620                         -               -               -               -              -               -
       3.645                         -               -               -               -              -               -
       3.670                         -               -               -               -              -               -
       3.720                         -               -               -               -              -               -
       3.820                         -               -               -               -              -               -
       4.000                         -               -               -               -              -               -



 PERSPECTIVE
  Standard Benefit             123,455             190         121,852           2,393        110,165          28,454
 Contract Enhanced
 Benefit                       155,933           1,523         151,020           4,042         70,764          35,538
                      ----------------- ---------------  -------------- --------------- --------------  --------------

        Total              $ 1,180,370        $ 70,831     $ 1,153,833       $ 169,999      $ 918,323       $ 215,318
                      ================= ===============  ============== =============== ==============  ==============


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

 NOTE 6 - INSURANCE CHARGES (CONTINUED)
   The following is a summary of insurance charges for the period ended December 31, 2005 (continued):

                                         JNL/Salomon
                      JNL/Salomon         Brothers
                        Brothers       U.S. Government     JNL/Select      JNL/Select       JNL/Select
                     Strategic Bond       & Quality         Balanced      Global Growth      Large Cap
                       Portfolio       Bond Portfolio      Portfolio        Portfolio     Growth Portfolio
                     ---------------  ------------------ --------------- ---------------- ----------------
 M&E CLASS

      1.100                 $ 1,184                 $ -             $ -              $ -              $ -
      1.200                       -                   -               -                -                -
      1.250                   1,071                 485           1,375                -              343
      1.350                   2,261               2,453           2,689              110            1,098
      1.400                   2,096               4,090           3,043                -              102
      1.500                     870                 815             664                -                -
      1.550                     535                 733             707                -               95
      1.600                   1,959                 372           2,752              184              881
      1.645                      66                  95             586                -                -
      1.650                   1,511                 627           1,798                3            1,683
      1.670                   1,508                 633           2,485                -              362
      1.700                   4,175               3,962           1,907                -              420
      1.745                       -               1,007              23                -                -
      1.750                   7,493               4,785           4,905                -                6
      1.770                     563                 511           8,519              230              446
      1.795                   2,332               2,660           4,687                -              161
      1.800                     469                 569           1,335              715            9,723
      1.820                       -               3,560             283                -                -
      1.850                   3,606               2,897           6,359                -                -
      1.895                       4                   2               2                -                -
      1.900                   2,457                 136           3,001              101                -
      1.910                   1,615                 648             121               15               19
      1.920                   3,807               1,214           2,345                -              251
      1.945                     449                 178             237                -                -
      1.950                   1,719                 172           1,118              743            1,422
      1.960                   6,228               1,171           6,441                -              624
      1.970                   1,456                 507           1,584                -              234
      1.995                       -                 216             290                -                -
      2.000                   4,040               1,120           1,009              315              983
      2.020                   4,471               1,567           4,170              454              859
      2.045                     267                 395           5,081               47                -
      2.050                   1,747                 233           1,538                -                -
      2.070                     976                 530             155                -               34
      2.095                     573               1,480             415                -               64
      2.100                     211                   -               -                -                -
      2.120                      55                 126             274                -            1,317
      2.145                   2,323               1,064           7,913                -                -
      2.150                   1,172               3,253             987                -              339
      2.160                   1,616                 878             634              150               50
      2.170                   1,870                 302             151              399              877
      2.195                      47                 581           1,277                -                -
      2.200                     170                   2             364                -              118
      2.210                     119                   -               -                -                -
      2.220                       4                   2           1,260                -                -
      2.245                     120                   -              26                -                -
      2.250                     445                 440             726              155              313
      2.270                   1,906                 162           2,526                -                -


                                                         JNL/T.Rowe     JNL/T. Rowe
                      JNL/Select          JNL/            Price        Price Mid-Cap    JNL/T. Rowe
                     Money Market     Select Value     Established         Growth       Price Value
                      Portfolio        Portfolio      Growth Portfolio   Portfolio       Portfolio
                   ----------------- ---------------  ---------------  --------------- --------------
 M&E CLASS

      1.100                     $ -           $ 619          $ 1,407            $ 629        $ 1,227
      1.200                       -               -                -                -              -
      1.250                       5           1,456            2,189            4,853          4,085
      1.350                   6,700           1,169           53,552           53,342         56,375
      1.400                   1,598             572            2,384            4,012          4,936
      1.500                      23             491            1,742            2,575          2,071
      1.550                       -             258              315              537          1,196
      1.600                   1,151           1,599            9,279            9,585         10,123
      1.645                       6             297               95              256            285
      1.650                   7,934             578            2,296            4,116          5,884
      1.670                   2,240             696            2,011            9,125          3,182
      1.700                       -             142            1,347              811          2,856
      1.745                       -               -              223              875            194
      1.750                   1,028           2,395              639            3,155          3,787
      1.770                   2,909             670            1,960            1,502          4,892
      1.795                   2,672           3,828            5,005            3,790          4,852
      1.800                   2,384             887              369           12,362         12,233
      1.820                       -             396                -              110            122
      1.850                     845           1,584            4,715            3,220          5,857
      1.895                       -               2                2                -              2
      1.900                       -             949            1,233              689            465
      1.910                     185             215              324              309            292
      1.920                     847           1,270            2,576            9,466          2,993
      1.945                      56              74              606              457            419
      1.950                   1,407           1,028            3,322            4,420          3,883
      1.960                   4,444          10,917            6,451            9,208         13,118
      1.970                       -           1,123              980              397            669
      1.995                       -               -                -              311            436
      2.000                   2,366             838              772            2,902          4,826
      2.020                   1,833           3,217            4,553            3,509          9,046
      2.045                     526              16              965              662          1,313
      2.050                     258             232              625            1,331          2,489
      2.070                      57             125              411              758            233
      2.095                   1,189             312              788              977          1,438
      2.100                   2,194               -              217              927            815
      2.120                       -             965                -            1,397            369
      2.145                       -               -            1,132                -            756
      2.150                       -           2,029            2,440            3,456          1,528
      2.160                   2,583             221              311            1,044            201
      2.170                   1,470             660               50            1,402            286
      2.195                       -             219               75               31            256
      2.200                       2              53              317            1,067            997
      2.210                       -               -                -                -              -
      2.220                       -             230              773            1,599          1,176
      2.245                       -              27                -               28             82
      2.250                     381             338           13,905           11,854         12,443
      2.270                     422           1,883            2,210            3,591          5,140



                                         JNL/Salomon
                      JNL/Salomon         Brothers
                        Brothers       U.S. Government     JNL/Select      JNL/Select       JNL/Select
                     Strategic Bond       & Quality         Balanced      Global Growth      Large Cap
                       Portfolio       Bond Portfolio      Portfolio        Portfolio     Growth Portfolio
                     ---------------  ------------------ --------------- ---------------- ----------------
     M&E CLASS

      2.295                 $ 1,905             $ 1,347         $ 3,022            $ 503            $ 238
      2.300                   1,958               7,204           1,092                -            1,672
      2.310                     972                 206              25                -                -
      2.320                     586               2,875           4,507                -              103
      2.345                      36                 330             847                -                -
      2.350                       -                   -               -                -                -
      2.360                       -                   -               -                -                -
      2.370                   1,724               3,283           5,541                -            1,004
      2.395                       -                   -             112                -                -
      2.400                     349                   -             624              861            2,340
      2.410                     481                   -             483                -                -
      2.420                   2,472                 173             668                5            3,138
      2.445                     228                 259               -                -                -
      2.450                     645                 268             785            1,823            4,149
      2.460                       -                  28              98                -                -
      2.470                     107                 618               -                -               52
      2.495                       -                   -               -                -                -
      2.500                     497                  44             107                -                -
      2.510                       -                   -               -                -                -
      2.520                       -                   -               -                -              116
      2.545                       -                   -               -                -                -
      2.550                     691                   -               -                -                -
      2.560                       2                 437               2                -              398
      2.570                       7                  28               -                -                -
      2.595                     245                   -           1,873                -                -
      2.600                       -                   -               -                -                -
      2.610                       -                   -               -                -                -
      2.620                       -                   -               -                -                -
      2.645                   1,213                   -               8                -              352
      2.650                       -                 939               -                -                -
      2.660                       -                   -             299                -                -
      2.670                      72                  36               -                -                -
      2.695                       -                   -               -                -              126
      2.700                     436                   -             227                -               31
      2.710                       -                   -               -                -                -
      2.720                       -                   -             750                -              477
      2.745                       -                   -               -                -                -
      2.750                       -                   -               -                -                -
      2.760                       -                   -              55                -                -
      2.800                     785                   -           1,085                -              756
      2.810                     695                   -             622                -                -
      2.820                       -                   -               -                -                -
      2.850                       -                   -               -                -                -
      2.860                      13                   -               -                -                -
      2.870                       -                   -               -                -                -
      2.920                       -                 188               -                -              378
      2.945                       -                   -               -                -                -


                                                          JNL/T.Rowe     JNL/T. Rowe
                       JNL/Select          JNL/            Price        Price Mid-Cap    JNL/T. Rowe
                      Money Market     Select Value     Established         Growth       Price Value
                       Portfolio        Portfolio      Growth Portfolio   Portfolio       Portfolio
                    ----------------- ---------------  ---------------  --------------- --------------
     M&E CLASS

      2.295                  $ 5,087            $ 97          $ 1,106          $ 4,901        $ 3,521
      2.300                    1,403           2,314            2,899            2,376          4,471
      2.310                    1,536               -                -              551            381
      2.320                      430           1,949              558            1,243            934
      2.345                       37              82               37                -            742
      2.350                        -               -              189                -              -
      2.360                        -               -                -               27              -
      2.370                    2,704           5,003            2,716            1,371          6,136
      2.395                        -               -              222              316            752
      2.400                        -             916            1,851            1,975          1,026
      2.410                        -               -                -                -              -
      2.420                       94           1,185            2,157            2,400          1,032
      2.445                        -               -                -              240            423
      2.450                      591           1,652            4,730            4,413          2,698
      2.460                        -              15                -               30             29
      2.470                        -             356              403            1,780            504
      2.495                        -               -              192                -            345
      2.500                        -               -              112               18             90
      2.510                        -               -                -                -              -
      2.520                        -             462                -               79            169
      2.545                        -             267                -              450              -
      2.550                        -               -                -                -             59
      2.560                    3,393             213              290              512            903
      2.570                        -              32                4                1            169
      2.595                        -               -              123              211              -
      2.600                        -               -                -               16              -
      2.610                       91               -                -                3              -
      2.620                        -               -                -                -            172
      2.645                      155               -              158              495              -
      2.650                      489           1,284               89            1,949            242
      2.660                      994               -                -                -            163
      2.670                      916              37              270            1,285            139
      2.695                      253               -               21                -            125
      2.700                       59               -               46              316              -
      2.710                        -               -                -                -              -
      2.720                        -           1,067              776              334            233
      2.745                        -               -                -                -              -
      2.750                        -               -                -                -              -
      2.760                        -               -                -                -              -
      2.800                        -               -               21              782          1,530
      2.810                      699               -                -                -              -
      2.820                        -               -                -                -              -
      2.850                        -               -                -                -              -
      2.860                        -              14               12               15              -
      2.870                        -               -                -                -              -
      2.920                        -             245                -              265              -
      2.945                        -               -              337              355              -



                                         JNL/Salomon
                      JNL/Salomon         Brothers
                        Brothers       U.S. Government     JNL/Select      JNL/Select       JNL/Select
                     Strategic Bond       & Quality         Balanced      Global Growth      Large Cap
                       Portfolio       Bond Portfolio      Portfolio        Portfolio     Growth Portfolio
                     ---------------  ------------------ --------------- ---------------- ----------------
     M&E CLASS

      2.950                     $ -                 $ -             $ -              $ -            $ 382
      2.960                       -                   -               -                -                -
      2.970                       -                   -               -                -                -
      2.995                       -                   -               -                -                -
      3.050                       -                   -               -                -                -
      3.060                       -                   -               -                -                -
      3.095                       -                   -               -                -                -
      3.100                       -                   -               -                -                -
      3.110                       -                   -               -                -                -
      3.120                       -                   -               -                -                -
      3.145                       -                   -               -                -                -
      3.150                       -                   -               -                -                -
      3.170                       -                   -               -                -                -
      3.195                       -                   -               -                -                -
      3.200                       -                   -               -                -                -
      3.220                       -                   -               -                -                -
      3.245                       -                   -               -                -                -
      3.250                       -                   -               -                -                -
      3.270                       -                   -               -                -                -
      3.300                       -                   -               -                -                -
      3.360                       -                   -               -                -                -
      3.370                       -                   -               -                -                -
      3.400                       -                   -               -                -                -
      3.420                       -                   -               -                -                -
      3.445                       -                   -               -                -                -
      3.470                       -                   -               -                -                -
      3.520                       -                   -               -                -                -
      3.595                       -                   -               -                -                -
      3.600                       -                   -               -                -                -
      3.620                       -                   -               -                -                -
      3.645                       -                   -               -                -                -
      3.670                       -                   -               -                -                -
      3.720                       -                   -               -                -                -
      3.820                       -                   -               -                -                -
      4.000                       -                   -               -                -                -



 PERSPECTIVE
  Standard Benefit           21,614              42,584          57,382           43,535           68,107
 Contract Enhanced
 Benefit                     18,131              32,801          27,234              265            5,574
                     ---------------  ------------------ --------------- ---------------- ----------------

       Total              $ 127,430           $ 140,281       $ 195,210         $ 50,613        $ 112,217
                     ===============  ================== =============== ================ ================



                                                         JNL/T.Rowe      JNL/T. Rowe
                       JNL/Select          JNL/            Price        Price Mid-Cap    JNL/T. Rowe
                      Money Market     Select Value     Established         Growth       Price Value
                       Portfolio        Portfolio      Growth Portfolio   Portfolio       Portfolio
                    ----------------- ---------------  ---------------  --------------- --------------
     M&E CLASS

      2.950                      $ -            $ 55              $ -            $ 295          $ 429
      2.960                        -               -                -                -              -
      2.970                        -               -                -                -            129
      2.995                        -               -              164              107            167
      3.050                        -               -                -                -              -
      3.060                      220               -                -              226              -
      3.095                        -               -                -                -              -
      3.100                        -               -                -                -              -
      3.110                        -               -                -                -              -
      3.120                        -               -                -                -              -
      3.145                        -               -                -                -              -
      3.150                        -               -                -                -              -
      3.170                        -               -                -                -              -
      3.195                        -               -                -                -              -
      3.200                        -               -                -                -              -
      3.220                        -               -                -                -             59
      3.245                        -               -                -                -              -
      3.250                        -               -                -                -              -
      3.270                        -               -                -                -              -
      3.300                        -               -                -                -              -
      3.360                        -               -                -                -              -
      3.370                        -               -                -                -              -
      3.400                        -               -                -                -              -
      3.420                        -               -                -                -              -
      3.445                        -               -                -                -              -
      3.470                        -               -                -                -              -
      3.520                        -               -                -                -              -
      3.595                        -               -                -                -              -
      3.600                        -               -                -                -              -
      3.620                        -               -                -                -              -
      3.645                        -               -                -                -              -
      3.670                        -               -                -                -              -
      3.720                        -               -                -                -              -
      3.820                        -               -                -                -              -
      4.000                        -               -                -                -              -



 PERSPECTIVE
  Standard Benefit            22,789           8,198           58,649           80,268         36,455
 Contract Enhanced
 Benefit                      10,532           3,611           24,649           24,391         35,478
                    ----------------- ---------------  ---------------  --------------- --------------

       Total               $ 102,187        $ 73,634        $ 237,347        $ 310,643      $ 289,533
                    ================= ===============  ===============  =============== ==============



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS
  The following is a summary of accumulation unit values as of December 31, 2005:


                        JNL/AIM          JNL/AIM          JNL/AIM         JNL/Alger      JNL/Alliance     JNL/Eagle
                        Large Cap      Real Estate        Small Cap         Growth          Capital       Core Equity
                     Growth Portfolio   Portfolio      Growth Portfolio   Portfolio      Growth Portfolio Portfolio
                     ---------------  ---------------  ---------------  ---------------  -------------- ---------------
                     ---------------  ---------------  ---------------  ---------------  -------------- ---------------
 M&E CLASS

       1.100              11.976548                -                -        19.927987               -       18.016966
       1.200                      -                -                -                -               -               -
       1.250              11.902162                -        12.834332        19.625331               -       17.767868
       1.350              11.852039        11.595734        12.780680        19.425057               -       17.603254
       1.400              11.828305                -        12.754816        19.328527               -       17.521001
       1.500              11.778866                -        12.701590        19.130511               -       17.360006
       1.550              11.753322                -                -        19.033151               -       17.279070
       1.600              11.729589        11.576626        12.648296        18.936025               -       17.199648
       1.645              11.707055                -        12.651019        18.853951               -               -
       1.650              11.705196        11.572684        12.627537        18.839446               -       17.119899
       1.670              11.695399                -        12.611662        18.801414               -       17.087863
       1.700              11.680598        11.568840        12.595821        18.758343               -       17.040064
       1.745              11.658673        11.564891        12.571539        18.658108               -       16.968691
       1.750              11.656725        11.564941        12.569699        18.650125               -       16.961365
       1.770              11.646407        11.563558        12.558689        18.609885               -       16.929436
       1.795              11.635295        11.561563        12.546134        18.563116               -       16.890573
       1.800              11.630116                -        12.543715        18.552251               -       16.883476
       1.820              11.622516                -        12.531585        18.515451               -       16.852984
       1.850              11.607872                -        12.517224        18.458971               -       16.804555
       1.895              11.490092                -                -                -               -       16.697006
       1.900              11.583334        11.553543                -                -               -       16.725811
       1.910              11.578306        11.552800        12.485556        18.345521               -       16.710195
       1.920              11.574102        11.551999        12.480843        18.327610               -       16.695560
       1.945              11.596768                -        12.467661                -               -               -
       1.950              11.559793        11.549804        12.464982        18.271277               -       16.649129
       1.960              11.551079        11.548880        12.460568        18.252837               -       16.632267
       1.970              11.549870                -        12.453899        18.234104               -       16.618211
       1.995              11.537864        11.546232        12.441632        18.186674               -               -
       2.000              11.535377        11.546406        12.439278        18.177474               -       16.571055
       2.020              11.525781        11.544340        12.428956        18.141257               -       16.541061
       2.045              11.513140        11.541300        12.415296        18.094154               -       16.501933
       2.050              11.511395        11.542043        12.413354        18.085771               -       16.494209
       2.070              11.501363                -        12.402658        18.047666               -       16.466511
       2.095              11.489134                -                -        18.003329               -       16.431915
       2.100                      -                -                -                -               -               -
       2.120                      -                -                -                -               -       16.387556
       2.145                      -                -        12.365169                -               -       16.350166
       2.150                      -                -        12.361729        17.901845               -       16.342214
       2.160              11.458020        11.533633        12.354324        17.863570               -       16.328075
       2.170              11.453343        11.532880        12.350742        17.857596               -       16.311359
       2.195              11.443101                -        12.341143        17.822288               -       16.273666
       2.200                      -        11.530499                -                -               -               -
       2.210              11.434112        11.529765                -        17.791828               -       16.250820
       2.220              11.429316        11.529495                -                -               -       16.236169
       2.245              11.415977                -                -        17.734486               -       16.198666
       2.250              11.415691                -        12.310008        17.719813               -               -
       2.270              11.406176                -        12.301385        17.684245               -       16.161247



                                                                       JNL/Franklin
                      JNL/Eagle         JNL/FMR          JNL/FMR        Templeton        JNL/Goldman      JNL/JPMorgan
                       SmallCap         Balanced     Capital Growth     Small Cap       Sachs Mid Cap    International
                   Equity Portfolio    Portfolio        Portfolio     Value Portfolio  Value Portfolio   Equity Portfolio
                   ----------------- --------------- ---------------- ---------------  ----------------  ---------------
                   ----------------- --------------- ---------------- ---------------  ----------------  ---------------
 M&E CLASS

       1.100              20.346844               -                -               -                 -                -
       1.200                      -               -                -               -                 -                -
       1.250              20.065689       11.161868        22.347947               -                 -        14.952201
       1.350              19.879760       11.098337        22.113208       10.931928         11.288517        14.793178
       1.400              19.787928       11.067136        21.994059               -                 -        14.715884
       1.500              19.603193       11.004815        21.759913               -                 -        14.559442
       1.550              19.515946       10.974158                -               -                 -                -
       1.600              19.423378       10.942572        21.530757       10.913653         11.269896        14.405677
       1.645              19.341580               -        21.428277               -                 -                -
       1.650              19.332583       10.911599                -       10.909948         11.266190        14.328624
       1.670              19.297636       10.899248        21.371173               -                 -        14.299081
       1.700              19.244451       10.880610        21.304803       10.906393                 -                -
       1.745                      -       10.852400                -               -                 -                -
       1.750              19.154228       10.849959        21.189695       10.902796         11.258449        14.177119
       1.770              19.118419       10.837433        21.150811       10.901817                 -        14.147147
       1.795              19.094074       10.822410        21.089898       10.899533         11.255270        14.110809
       1.800              19.069439       10.819249                -               -                 -        14.102822
       1.820              19.026716       10.806839                -               -                 -                -
       1.850              18.977679       10.788884                -       10.895533         11.251138        14.028092
       1.895                      -       10.676045                -               -                 -                -
       1.900              18.889043       10.758063        20.853294               -         11.247264        13.953886
       1.910              18.870840       10.751454        20.831965       10.891521         11.247319        13.938322
       1.920              18.852622       10.745927                -               -         11.245929        13.924123
       1.945                      -       10.730610                -               -                 -                -
       1.950              18.802379       10.727778        20.744222               -                 -                -
       1.960              18.783926       10.720406        20.720757               -                 -        13.864109
       1.970              18.764756       10.715358        20.700238               -                 -                -
       1.995                      -               -                -               -         11.238952        13.812391
       2.000              18.713755       10.696689        20.634722       10.884701         11.239907        13.806276
       2.020              18.680213       10.685171        20.589117       10.883501                 -        13.776820
       2.045                      -       10.669747        20.535002       10.881465         11.236582        13.739122
       2.050              18.634069       10.666936        20.525244       10.879831         11.236240        13.732808
       2.070              18.594720       10.654737        20.481438       10.879649                 -        13.702933
       2.095                      -       10.639902        20.427967               -                 -        13.667451
       2.100                      -               -                -               -                 -                -
       2.120              18.506947       10.628065                -               -                 -                -
       2.145              18.464490       10.609780                -               -         11.229160        13.593904
       2.150              18.457284       10.611679                -               -                 -        13.587643
       2.160              18.437485       10.586648                -       10.873187         11.227579        13.572002
       2.170              18.420432       10.594247        20.282176       10.872459         11.237837        13.557673
       2.195              18.642175       10.580874                -               -                 -                -
       2.200              18.368448       10.576147                -               -                 -                -
       2.210                      -       10.570068                -               -         11.224315                -
       2.220                      -               -        20.157291       10.869115                 -        13.486547
       2.245                      -       10.549239                -               -                 -                -
       2.250                      -       10.546911        20.092236               -                 -                -
       2.270              18.250908       10.535148        20.049041               -                 -        13.420503


                        JNL/AIM          JNL/AIM          JNL/AIM          JNL/Alger      JNL/Alliance    JNL/Eagle
                        Large Cap      Real Estate        Small Cap         Growth          Capital       Core Equity
                     Growth Portfolio   Portfolio      Growth Portfolio   Portfolio      Growth Portfolio Portfolio
                     ---------------  ---------------  ---------------  ---------------  -------------- ---------------
                     ---------------  ---------------  ---------------  ---------------  -------------- ---------------
     M&E CLASS

       2.295              11.394505                -        12.286473        17.639761               -       16.123310
       2.300              11.391936        11.522931        12.292672        17.682444               -       16.116379
       2.310                      -        11.522231                -        17.610806               -               -
       2.320              11.382121        11.521402        12.273905                -               -       16.086267
       2.345              11.370511                -                -                -               -               -
       2.350                      -                -                -                -               -               -
       2.360                      -                -        12.253197                -               -               -
       2.370              11.358584        11.518566        12.248255        17.503719               -       16.011255
       2.395              11.346856                -        12.236386        17.459097               -               -
       2.400                      -        11.515284                -                -               -               -
       2.410                      -                -                -                -               -               -
       2.420              11.332279        11.513811        12.222520        17.414790               -       15.936891
       2.445                      -                -                -                -               -               -
       2.450              11.320554        11.510355        12.208869        17.361428               -       15.892267
       2.460                      -        11.510706                -                -               -               -
       2.470              11.311786                -        12.197389                -               -               -
       2.495                      -                -                -                -               -               -
       2.500              11.296672                -                -        17.273196               -       15.818737
       2.510                      -                -                -                -               -               -
       2.520                      -                -                -                -               -               -
       2.545              11.276172                -        12.159592                -               -               -
       2.550                      -                -                -                -               -               -
       2.560                      -        11.502993        12.151246                -               -       15.730489
       2.570              11.267708                -        12.146880        17.148935               -       15.716052
       2.595              11.251880        11.500519        12.306525        17.105444               -               -
       2.600                      -                -                -                -               -               -
       2.610                      -                -                -                -               -               -
       2.620                      -                -                -                -               -               -
       2.645              11.228686                -                -                -               -       15.607759
       2.650              11.226751                -        12.106669        17.011251               -               -
       2.660                      -                -                -                -               -               -
       2.670              11.217231        11.494715        12.096014        16.973615               -       15.570159
       2.695              11.205708        11.492672        12.083522                -               -               -
       2.700                      -        11.492437                -                -               -               -
       2.710                      -                -                -                -               -               -
       2.720              11.193808                -        12.072942        16.888726               -               -
       2.745                      -                -                -                -               -               -
       2.750                      -                -                -                -               -               -
       2.760                      -                -                -                -               -               -
       2.800              11.156341        11.484815        12.031093        16.753712               -       15.384853
       2.810                      -                -                -                -               -               -
       2.820                      -                -                -                -               -               -
       2.850                      -                -                -                -               -               -
       2.860                      -                -                -                -               -               -
       2.870                      -                -                -                -               -               -
       2.920              11.100802                -        11.970808                -               -               -
       2.945                      -                -                -                -               -               -



                                                                       JNL/Franklin
                      JNL/Eagle         JNL/FMR          JNL/FMR        Templeton        JNL/Goldman      JNL/JPMorgan
                       SmallCap         Balanced     Capital Growth     Small Cap       Sachs Mid Cap    International
                   Equity Portfolio    Portfolio        Portfolio     Value Portfolio  Value Portfolio   Equity Portfolio
                   ----------------- --------------- ---------------- ---------------  ----------------  ---------------
                   ----------------- --------------- ---------------- ---------------  ----------------  ---------------
     M&E CLASS

       2.295              18.209074       10.526758        19.996727               -         11.218005        13.378616
       2.300              18.200214       10.517828        19.985440       10.863066         11.217620        13.372811
       2.310                      -       10.510381        19.964474       10.862377         11.216941        13.357156
       2.320                      -       10.505005                -               -                 -        13.343086
       2.345              18.124603       10.483922        19.892296       10.943886         11.214285                -
       2.350                      -       10.487252                -               -                 -                -
       2.360              18.098279               -                -               -                 -                -
       2.370              18.081904       10.474998        19.838002       10.860818                 -        13.272973
       2.395                      -               -                -               -                 -                -
       2.400                      -       10.456937        19.774187               -                 -                -
       2.410                      -               -                -               -                 -                -
       2.420              17.996622       10.445178        19.716939       10.854430         11.208667        13.201943
       2.445                      -               -                -               -                 -        13.167155
       2.450              17.948607       10.428121        19.669260       10.851531         11.206495        13.160017
       2.460                      -               -                -               -                 -        13.145924
       2.470              17.914479               -                -               -                 -                -
       2.495                      -       10.401214                -               -                 -                -
       2.500                      -       10.398043                -               -                 -        13.090046
       2.510                      -               -                -               -                 -                -
       2.520              17.831168               -                -               -                 -                -
       2.545              17.790738               -                -               -                 -                -
       2.550                      -               -                -               -                 -                -
       2.560              17.764838       10.362636                -       10.844563                 -        13.006987
       2.570                      -       10.357821        19.419759               -                 -        12.993988
       2.595                      -               -                -       10.841787         11.195750                -
       2.600                      -               -                -               -                 -                -
       2.610                      -               -                -       10.840760                 -        12.937651
       2.620                      -               -                -               -                 -        12.923986
       2.645                      -               -                -               -                 -                -
       2.650                      -       10.309810                -               -                 -        12.883883
       2.660                      -       10.303913                -               -                 -                -
       2.670              17.584858               -        19.212973       10.836446                 -        12.855495
       2.695                      -               -                -               -                 -                -
       2.700                      -       10.280594        19.153237               -                 -                -
       2.710                      -               -                -               -                 -                -
       2.720              17.502612       10.269600                -               -         11.186412        12.790873
       2.745                      -               -                -               -                 -                -
       2.750                      -               -                -               -                 -                -
       2.760                      -               -                -               -                 -                -
       2.800              17.374405       10.223321                -               -                 -        12.680173
       2.810                      -               -                -               -                 -                -
       2.820                      -               -                -               -                 -                -
       2.850                      -               -                -               -                 -                -
       2.860                      -       10.187857                -       10.822833                 -                -
       2.870                      -               -                -               -                 -        12.585011
       2.920              17.181084               -        18.711181               -                 -                -
       2.945                      -               -                -               -                 -                -


                        JNL/AIM          JNL/AIM          JNL/AIM         JNL/Alger      JNL/Alliance     JNL/Eagle
                        Large Cap      Real Estate        Small Cap         Growth          Capital       Core Equity
                     Growth Portfolio   Portfolio      Growth Portfolio   Portfolio      Growth Portfolio Portfolio
                     ---------------  ---------------  ---------------  ---------------  -------------- ---------------
                     ---------------  ---------------  ---------------  ---------------  -------------- ---------------
     M&E CLASS

       2.950                      -        11.473288                -                -               -               -
       2.960                      -                -                -                -               -               -
       2.970                      -                -                -                -               -               -
       2.995                      -                -                -                -               -               -
       3.050                      -                -                -                -               -               -
       3.060                      -                -        11.900423                -               -               -
       3.095                      -                -                -                -               -               -
       3.100                      -                -                -        16.246789               -       14.962208
       3.110                      -                -                -                -               -               -
       3.120                      -                -                -                -               -               -
       3.145                      -                -                -                -               -               -
       3.150                      -                -                -                -               -               -
       3.170                      -                -                -                -               -               -
       3.195                      -                -                -                -               -               -
       3.200                      -                -                -                -               -               -
       3.220              10.962963                -        11.822185                -               -               -
       3.245                      -                -                -                -               -               -
       3.250                      -                -                -                -               -               -
       3.270                      -                -                -                -               -               -
       3.300                      -                -                -                -               -               -
       3.360                      -                -                -                -               -               -
       3.370                      -                -        11.748080                -               -               -
       3.400                      -                -                -                -               -               -
       3.420                      -                -                -                -               -               -
       3.445                      -                -                -                -               -       14.489276
       3.470                      -                -                -                -               -               -
       3.520                      -                -                -                -               -               -
       3.595                      -                -                -                -               -               -
       3.600              10.790578                -        11.635991                -               -               -
       3.620                      -                -                -        15.406030               -               -
       3.645                      -                -                -                -               -               -
       3.670                      -                -                -                -               -               -
       3.720                      -                -                -                -               -               -
       3.820                      -                -                -                -               -               -
       4.000              10.611801                -                -                -               -               -



 PERSPECTIVE
  Standard Benefit        11.098902        11.349349        12.185637        10.589339               -       10.676611
 Contract Enhanced
 Benefit                  10.497635        11.127293        11.199253         8.680792               -        9.349035



                                                                        JNL/Franklin
                       JNL/Eagle         JNL/FMR          JNL/FMR        Templeton        JNL/Goldman      JNL/JPMorgan
                        SmallCap         Balanced     Capital Growth     Small Cap       Sachs Mid Cap    International
                    Equity Portfolio    Portfolio        Portfolio     Value Portfolio  Value Portfolio   Equity Portfolio
                    ----------------- --------------- ---------------- ---------------  ----------------  ---------------
                    ----------------- --------------- ---------------- ---------------  ----------------  ---------------
     M&E CLASS

       2.950                       -               -                -               -                 -        12.478356
       2.960                       -               -                -               -                 -                -
       2.970                       -               -                -               -                 -                -
       2.995                       -       10.110129                -               -                 -                -
       3.050                       -               -                -               -                 -                -
       3.060                       -               -                -               -                 -                -
       3.095                       -               -                -               -                 -                -
       3.100                       -               -                -               -                 -                -
       3.110                       -               -                -               -                 -                -
       3.120                       -               -                -               -                 -                -
       3.145                       -               -                -               -                 -                -
       3.150                       -               -                -               -                 -                -
       3.170                       -               -                -               -                 -                -
       3.195                       -        9.996747                -               -                 -                -
       3.200                       -               -                -               -                 -                -
       3.220                       -               -                -               -                 -                -
       3.245                       -               -                -               -                 -                -
       3.250                       -               -                -               -                 -                -
       3.270                       -               -                -               -                 -                -
       3.300                       -               -                -               -                 -                -
       3.360                       -               -                -               -                 -                -
       3.370                       -               -                -               -                 -                -
       3.400                       -               -                -               -                 -                -
       3.420                       -               -                -               -                 -                -
       3.445                       -               -                -               -                 -                -
       3.470                       -               -                -               -                 -                -
       3.520                       -               -                -               -                 -                -
       3.595                       -               -                -               -                 -                -
       3.600                       -               -                -               -                 -                -
       3.620                       -               -                -               -                 -                -
       3.645                       -               -                -               -                 -                -
       3.670                       -               -                -               -                 -                -
       3.720                       -               -                -               -                 -                -
       3.820                       -               -                -               -                 -                -
       4.000                       -        9.550912                -               -                 -                -



 PERSPECTIVE
  Standard Benefit         14.319434       11.509214        10.814473       10.560831         10.127030        10.967099
 Contract Enhanced
 Benefit                   11.853065       11.483512         8.213468       10.448679         10.108988        10.729269




JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2005 (continued):


                        JNL/JPMorgan         JNL/             JNL/             JNL/MCM         JNL/MCM           JNL/MCM
                       International    Lazard Mid Cap   Lazard Small Cap        25           Bond Index      Communications
                       Value Portfolio  Value Portfolio  Value Portfolio      Portfolio       Portfolio      Sector Portfolio
                       ---------------  ---------------- ----------------  ---------------- ---------------  -----------------
                       ---------------  ---------------- ----------------  ---------------- ---------------  -----------------
 M&E CLASS

       1.100                12.527634         18.941460        15.461306                 -       11.295672                  -
       1.200                        -                 -                -                 -       11.250837                  -
       1.250                12.381556         18.720356        15.280820         15.470073       11.228620           4.589999
       1.350                12.284671         18.574288        15.161352         15.416624       11.184726           4.560157
       1.400                12.236541         18.502583        15.102420         15.419886       11.163350           4.545494
       1.500                12.141267         18.357678        14.984659         15.337515       11.118433           4.518350
       1.550                12.093201         18.284397        14.929130         15.311091       11.098119                  -
       1.600                12.046391         18.214090        14.867689         15.284904       11.074540           4.486877
       1.645                12.004181         18.149410        14.815898         15.261117       11.054891                  -
       1.650                11.998892         18.142426        14.808952         15.258567       11.052322           4.472408
       1.670                11.980710         18.114619        14.786387         15.248034       11.038971                  -
       1.700                11.952251         18.072108        14.751647         15.232250       11.030543           4.457756
       1.745                        -         18.007774        14.694959         15.208369       11.011498                  -
       1.750                11.905968         18.001364        14.693874         15.206153       11.008740           4.443018
       1.770                11.886903         17.972763        14.679231         15.195233       10.999991                  -
       1.795                11.890090         17.975720        14.642023         15.182609       10.989482           4.429464
       1.800                11.858603         17.931005        14.636301         15.190930       10.986481           4.429004
       1.820                11.839550         17.903406        14.612152                 -               -                  -
       1.850                11.813090         17.861000        14.579423         15.153795       10.965564           4.413645
       1.895                        -         18.055493                -         15.130435       10.945961                  -
       1.900                11.766553         17.791630        14.522231         15.127636       10.943944           4.400276
       1.910                11.756890         17.776366        14.510296         15.121639       10.938953                  -
       1.920                11.747748         17.763357        14.499553         15.117442       10.935247           4.394792
       1.945                11.725674         17.727834        14.471083         15.104322       10.923505                  -
       1.950                11.720203         17.721771        14.465620         15.101555       10.921934           4.385049
       1.960                11.711742         17.707966        14.454186         15.096317       10.927324                  -
       1.970                11.702443         17.693876        14.442993         15.091440       10.917935                  -
       1.995                11.679285         17.659232        14.414457         15.078302               -                  -
       2.000                11.674949         17.652342        14.409015         15.075864       10.900407           4.371354
       2.020                11.658783         17.624752        14.386481         15.065594       10.891917           4.365608
       2.045                11.633130         17.589945        14.357511         15.052072       10.880841                  -
       2.050                11.628567         17.583007        14.352701         15.049970       10.878794                  -
       2.070                11.610830         17.553478        14.331283         15.050974       10.870037           4.350964
       2.095                11.588494         17.521435        14.302265         15.026686       10.859758                  -
       2.100                        -                 -                -         15.023913       10.856996                  -
       2.120                11.565430         17.486291        14.273460         15.013325       10.848902                  -
       2.145                11.542950         17.450001        14.245597         14.998846       10.837074                  -
       2.150                11.538434         17.446248        14.240876         14.998290       10.835614                  -
       2.160                11.528847         17.431594        14.229245         14.992227       10.831231           4.325571
       2.170                11.519708         17.417747        14.217366         14.987147       10.827011                  -
       2.195                11.495556         17.383015        14.191611         14.975067       10.816659                  -
       2.200                11.492736         17.376913        14.183947         14.971744       10.814170                  -
       2.210                11.483671                 -                -         14.966285       10.809858                  -
       2.220                11.474886         17.349890        14.162559         14.962102       10.805662                  -
       2.245                        -         17.318527        14.135792         14.949248       10.798698                  -
       2.250                11.447932         17.309124        14.129286         14.946369       10.792765                  -
       2.270                11.429798         17.283018        14.107534         14.936456       10.784852                  -


                                         JNL/MCM
                      JNL/MCM           Enhanced          JNL/MCM         JNL/MCM          JNL/MCM         JNL/MCM
                  Consumer Brands    S&P 500 Stock       Financial         Global        Healthcare     International
                 Sector Portfolio    Index Portfolio  Sector Portfolio  15 Portfolio   Sector Portfolio Index Portfolio
                 ------------------  ---------------  ---------------- --------------- ---------------- --------------
                 ------------------  ---------------  ---------------- --------------- ---------------- --------------
 M&E CLASS

       1.100                     -         8.728429                 -               -                -              -
       1.200                     -                -                 -               -                -      15.316154
       1.250             10.608405         8.642115         12.854726       16.983544        11.584406      15.286371
       1.350             10.541012         8.584992         12.759843       16.924876        11.504985      15.226298
       1.400             10.505828         8.562660                 -       16.903528        11.467971      15.194968
       1.500             10.438059         8.500166         12.644750       16.838037        11.393912      15.135898
       1.550             10.405152         8.471929         12.599244       16.809078                -      15.105303
       1.600             10.371414         8.444190         12.558404       16.780422        11.320382      15.076357
       1.645                     -                -                 -       16.753976        11.253883      15.049296
       1.650             10.338146         8.416206         12.281548       16.751374        11.283403      15.046198
       1.670             10.324427         8.405068         12.505933       16.739474        11.268818      15.034429
       1.700                     -         8.388425                 -       16.722369        11.246782      15.016384
       1.745                     -                -                 -       16.696253        11.205186      15.036539
       1.750             10.270689         8.360655         12.434129       16.693799        11.217155      14.986581
       1.770             10.255760         8.349315         12.381710       16.682109        11.195533      14.974704
       1.795                     -         8.339363         12.400713       16.667941        11.152910      14.985329
       1.800             10.237780         8.341432         12.396557       16.682224        11.174240      14.957308
       1.820                     -                -                 -               -                -              -
       1.850             10.203782         8.305445         12.356076       16.636678        11.136365      14.927801
       1.895                     -         8.280679                 -       16.610708                -      14.901107
       1.900             10.188515         8.277351         12.313355       16.607914        11.101609      14.898291
       1.910             10.161900         8.272079                 -       16.601147        11.094484      14.891590
       1.920             10.157882         8.266622         12.300224       16.596416        11.086809      14.886523
       1.945             10.141729         8.253539                 -       16.582316        11.070089      14.869052
       1.950             10.138442         8.250472         12.276263       16.578934        11.065688      14.868640
       1.960             10.130566         8.245140         12.268073       16.573806        11.059627      14.855238
       1.970                     -         8.239646         12.260387       16.445912        11.051614      14.858405
       1.995                     -                -                 -       16.553949        11.033315      14.841601
       2.000             10.103124         8.222873         12.231793       16.550723        11.029764      14.839016
       2.020                     -         8.212458         12.221018       16.539788        11.015814      14.827646
       2.045                     -         8.198602         12.200616       16.524669        10.998355      14.812540
       2.050                     -         8.196114                 -       16.522299        10.991093      14.810715
       2.070             10.057302         8.184856         12.180933       16.540876        10.979878      14.798035
       2.095                     -         8.171714                 -       16.496974        10.965161      14.790480
       2.100                     -                -                 -       16.493795                -      14.780025
       2.120                     -                -                 -       16.482105        10.944200      14.769171
       2.145             10.008337                -         12.118531       16.466069                -      14.754490
       2.150                     -         8.141858                 -       16.465507        10.922996      14.751558
       2.160              9.998641         8.135382         12.106882       16.458870        10.913023      14.744985
       2.170              9.992284         8.130743         12.099134       16.453293        10.905967      14.739196
       2.195              9.978567         8.117775         12.082100       16.594408        10.890900      14.725074
       2.200                     -                -                 -       16.436465        10.883732      14.721738
       2.210                     -                -                 -       16.430767        10.877969      14.715893
       2.220                     -         8.104271                 -       16.425954        10.872041      14.709648
       2.245                     -         8.090893                 -       16.411796                -              -
       2.250              9.940231         8.088088         12.039498       16.408567        10.849188      14.693003
       2.270                     -         8.077453                 -       16.397715        10.838395      14.681827


                         JNL/JPMorgan        JNL/             JNL/             JNL/MCM          JNL/MCM          JNL/MCM
                       International    Lazard Mid Cap   Lazard Small Cap        25           Bond Index      Communications
                       Value Portfolio  Value Portfolio  Value Portfolio      Portfolio       Portfolio      Sector Portfolio
                       ---------------  ---------------- ----------------  ---------------- ---------------  -----------------
                       ---------------  ---------------- ----------------  ---------------- ---------------  -----------------
      M&E CLASS

       2.295                11.407648         17.249262        14.080395         14.923223       10.774122                  -
       2.300                11.403971         17.241183        14.074365         14.917225       10.771935           4.286390
       2.310                11.394107         17.228514        14.063159         14.915079       10.767127                  -
       2.320                11.385600         17.214544        14.051720         14.910248       10.763402           4.281994
       2.345                11.363149         17.181059        14.023422         14.897286       10.750265                  -
       2.350                11.358395         17.173851        14.018383         14.895458               -                  -
       2.360                11.349478                 -                -         14.897804       10.745894                  -
       2.370                11.341108         17.147567        13.996848         14.884540       10.742220           4.268272
       2.395                        -                 -                -         14.871830               -                  -
       2.400                11.314552         17.106713        13.964168         14.869077       10.729039                  -
       2.410                        -                 -                -         14.863850               -                  -
       2.420                11.296464         17.080089        13.941987         14.859001       10.719550           4.253066
       2.445                11.275104         17.046879                -         14.845762       10.757433                  -
       2.450                11.269264         17.041025        13.910174         14.844363               -                  -
       2.460                11.260921         17.026067        13.898226         14.838323       10.703435           4.242023
       2.470                11.252305         17.013536        13.887198         14.833112       10.699614                  -
       2.495                        -         16.980917        13.861020         14.820979       10.689067                  -
       2.500                        -         16.972985        13.855105         14.818592       10.688895                  -
       2.510                        -                 -                -         14.812749               -                  -
       2.520                        -                 -                -         14.807293               -                  -
       2.545                        -         16.913648                -         14.795666               -                  -
       2.550                        -                 -                -                 -               -                  -
       2.560                11.172869         16.893855        13.789641         14.786657       10.661333           4.214321
       2.570                11.164652         16.880769        13.779432         14.782956       10.657453                  -
       2.595                11.142415         16.872088                -         14.770525               -                  -
       2.600                        -                 -                -                 -       10.644251                  -
       2.610                        -         16.827606                -                 -       10.639948                  -
       2.620                11.120588         16.814380        13.725012                 -               -                  -
       2.645                11.099336         16.781724        13.698270         14.744486               -                  -
       2.650                11.095421         16.777463        13.693168         14.741203       10.623651                  -
       2.660                        -         16.761688                -                 -               -                  -
       2.670                11.077096         16.748757        13.671373         14.731510       10.614726                  -
       2.695                        -         16.715773                -         14.718497       10.603953                  -
       2.700                        -         16.709351        13.639226                 -               -                  -
       2.710                        -                 -                -                 -               -                  -
       2.720                11.033792         16.683767                -         14.706700       10.594263                  -
       2.745                        -                 -                -                 -               -                  -
       2.750                        -                 -                -         14.691644               -                  -
       2.760                        -                 -                -         14.685848               -                  -
       2.800                10.965790         16.580167        13.533869         14.665356       10.563020                  -
       2.810                10.956222                 -                -         14.663703               -                  -
       2.820                        -                 -                -         14.655735       10.552235                  -
       2.850                        -                 -                -         14.640666               -                  -
       2.860                10.913391                 -                -                 -       10.535178                  -
       2.870                10.904841         16.488232        13.458659                 -               -                  -
       2.920                10.862489         16.424460        13.406898         14.604938       10.510194                  -
       2.945                        -                 -                -                 -               -                  -


                                            JNL/MCM
                         JNL/MCM           Enhanced          JNL/MCM         JNL/MCM          JNL/MCM         JNL/MCM
                     Consumer Brands    S&P 500 Stock       Financial         Global        Healthcare     International
                    Sector Portfolio    Index Portfolio  Sector Portfolio  15 Portfolio   Sector Portfolio Index Portfolio
                    ------------------  ---------------  ---------------- --------------- ---------------- --------------
                    ------------------  ---------------  ---------------- --------------- ---------------- --------------
      M&E CLASS

       2.295                 9.913410         8.064009         12.004259       16.383765        10.820647      14.666833
       2.300                 9.907991         8.061437                 -       16.380972        10.817237      14.664388
       2.310                        -                -         11.989475       16.374182        10.807502      14.658341
       2.320                        -         8.050760         11.985303       16.368976        10.803385      14.652608
       2.345                 9.881899                -                 -       16.354669        10.782790      14.637344
       2.350                        -         8.034319                 -       16.352593                -              -
       2.360                        -                -                 -       16.358230                -      14.628692
       2.370                 9.865882         8.024175         11.946157       16.340827        10.768204      14.623738
       2.395                        -         8.010773                 -       16.326790                -      14.608389
       2.400                        -         8.008018                 -       16.323721                -      14.606058
       2.410                        -                -                 -               -        10.737046              -
       2.420                 9.831038         7.997138         11.903969       16.312723        10.730165      14.594554
       2.445                        -         7.984310                 -       16.298167                -      14.628611
       2.450                 9.814826         7.981812                 -       16.296489        10.712372      14.577479
       2.460                        -                -                 -       16.289952        10.702221      14.570863
       2.470                        -         7.971131         11.868866       16.284853        10.698597      14.565656
       2.495                        -         7.957995                 -       16.270912                -              -
       2.500                        -                -                 -       16.268437        10.671820      14.545885
       2.510                        -                -                 -               -                -              -
       2.520                        -         7.944363                 -       16.256278                -              -
       2.545                        -                -                 -       16.243208                -      14.522865
       2.550                        -         7.928541                 -               -                -              -
       2.560                 9.742058                -         11.796117       16.232100        10.632890      14.513450
       2.570                        -                -         11.792318       16.229180        10.629228      14.508550
       2.595                        -                -                 -       16.215258        10.612242      14.494450
       2.600                        -                -                 -       16.211638                -      14.490405
       2.610                        -                -         11.757912       16.205986        10.598356      14.484595
       2.620                        -                -         11.750308               -        10.591472      14.478836
       2.645                        -                -                 -       16.186919                -      14.464756
       2.650                        -         7.872243                 -       16.183473                -      14.461617
       2.660                        -                -                 -               -                -      14.455965
       2.670                        -                -         11.712122       16.173042        10.557109      14.450388
       2.695                        -                -                 -       16.158464        10.540602      14.436040
       2.700                        -                -         11.689353               -        10.536589              -
       2.710                        -                -                 -               -                -              -
       2.720                        -                -                 -       16.144547        10.522539      14.422297
       2.745                        -                -                 -               -                -              -
       2.750                        -                -                 -       16.128813                -              -
       2.760                        -                -         11.643677       16.122569        10.495403      14.399018
       2.800                        -         7.798783                 -       16.100115                -      14.375955
       2.810                        -                -         11.605978       16.098402        10.461436      14.370390
       2.820                        -                -                 -       16.089214                -      14.364558
       2.850                        -                -                 -       16.073386        10.438140      14.349224
       2.860                 9.553769                -         11.568285               -        10.427425      14.342208
       2.870                        -                -         11.560745               -        10.420698              -
       2.920                        -                -                 -       16.033649                -              -
       2.945                        -                -                 -               -                -              -


                        JNL/JPMorgan         JNL/             JNL/             JNL/MCM         JNL/MCM           JNL/MCM
                       International    Lazard Mid Cap   Lazard Small Cap        25           Bond Index      Communications
                       Value Portfolio  Value Portfolio  Value Portfolio      Portfolio       Portfolio      Sector Portfolio
                       ---------------  ---------------- ----------------  ---------------- ---------------  -----------------
                       ---------------  ---------------- ----------------  ---------------- ---------------  -----------------
      M&E CLASS

       2.950                        -                 -        13.374419                 -               -                  -
       2.960                        -                 -                -                 -               -                  -
       2.970                        -                 -                -                 -               -                  -
       2.995                10.798516                 -                -                 -               -                  -
       3.050                        -                 -                -         14.540299               -                  -
       3.060                        -         16.244470                -                 -               -                  -
       3.095                        -                 -                -                 -               -                  -
       3.100                        -                 -                -         14.516034               -                  -
       3.110                        -                 -                -                 -               -                  -
       3.120                        -                 -                -         14.505311               -                  -
       3.145                        -                 -                -                 -               -                  -
       3.150                        -                 -                -         14.490449               -                  -
       3.170                        -                 -                -         14.480588               -                  -
       3.195                        -                 -                -                 -       10.397001                  -
       3.200                        -                 -                -                 -               -                  -
       3.220                        -         16.043023        13.095448                 -               -                  -
       3.245                        -                 -                -                 -               -                  -
       3.250                        -                 -                -                 -               -                  -
       3.270                        -                 -                -                 -               -                  -
       3.300                        -         15.942598        13.013276         14.415659               -                  -
       3.360                        -         15.867006                -                 -               -                  -
       3.370                        -                 -                -                 -               -                  -
       3.400                        -                 -                -         14.366315               -                  -
       3.420                        -                 -                -                 -               -                  -
       3.445                        -                 -                -         14.343919       10.293598                  -
       3.470                        -                 -                -         14.331595               -                  -
       3.520                        -                 -                -         14.307183               -                  -
       3.595                        -         15.578588                -                 -               -                  -
       3.600                        -                 -                -                 -               -                  -
       3.620                10.282936         15.547664                -                 -       10.223683                  -
       3.645                        -                 -                -         14.245514               -                  -
       3.670                10.242631                 -                -         14.233254               -                  -
       3.720                        -                 -                -         14.210426               -                  -
       3.820                        -                 -                -                 -       10.143772                  -
       4.000                        -                 -        12.318952                 -               -                  -



 PERSPECTIVE
  Standard Benefit          19.698263         15.427118        14.464973         15.216822               -          12.340488
 Contract Enhanced
 Benefit                    19.430509         14.701446        13.954435         15.009665               -          10.377399



                                            JNL/MCM
                          JNL/MCM           Enhanced          JNL/MCM         JNL/MCM          JNL/MCM         JNL/MCM
                      Consumer Brands    S&P 500 Stock       Financial         Global        Healthcare     International
                     Sector Portfolio    Index Portfolio  Sector Portfolio  15 Portfolio   Sector Portfolio Index Portfolio
                     ------------------  ---------------  ---------------- --------------- ---------------- --------------
                     ------------------  ---------------  ---------------- --------------- ---------------- --------------
      M&E CLASS

       2.950                         -                -                 -               -                -              -
       2.960                         -                -                 -               -                -              -
       2.970                         -         7.710878                 -               -                -              -
       2.995                         -                -                 -               -                -              -
       3.050                         -                -                 -       15.962808                -              -
       3.060                         -                -                 -               -                -              -
       3.095                         -                -                 -               -                -              -
       3.100                  9.409824                -         11.394730       15.935512        10.271013              -
       3.110                         -                -                 -               -                -              -
       3.120                         -                -                 -       15.924420                -              -
       3.145                         -                -                 -               -                -              -
       3.150                         -                -                 -       15.908189                -              -
       3.170                         -         7.609764                 -       15.897056        10.223126      14.168307
       3.195                         -                -                 -               -                -      14.153496
       3.200                         -                -                 -               -                -      14.151006
       3.220                         -         7.584633                 -       15.869438                -              -
       3.245                         -                -                 -       15.856084                -              -
       3.250                         -                -                 -               -                -      14.122925
       3.270                         -                -                 -               -                -              -
       3.300                         -                -                 -       15.825966                -              -
       3.360                         -                -                 -       15.792576                -              -
       3.370                         -                -                 -               -        10.091621      14.056304
       3.400                         -                -                 -       15.771786                -              -
       3.420                         -                -                 -               -                -              -
       3.445                         -                -                 -               -                -      14.013376
       3.470                         -                -                 -       15.733681                -              -
       3.520                         -         7.435297                 -       15.707098                -      13.972951
       3.595                  9.112139                -                 -               -                -              -
       3.600                         -                -                 -               -                -      13.928571
       3.620                         -                -                 -               -         9.929040      13.917767
       3.645                         -                -                 -       15.639160                -              -
       3.670                         -                -                 -               -                -              -
       3.720                         -                -                 -       15.600994                -              -
       3.820                         -                -                 -               -                -      13.807835
       4.000                         -                -                 -               -                -              -



 PERSPECTIVE
  Standard Benefit           10.639429        15.277687         11.982257       17.645266        11.064849      18.376990
 Contract Enhanced
 Benefit                             -        15.070244         11.849195       17.405675        10.942999      18.125221



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2005 (continued):


                        JNL/MCM        JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM         JNL/MCM
                         JNL 5         Nasdaq(R)        Oil & Gas     S&P 400 MidCap       S&P 500      Select Small
                       Portfolio     15 Portfolio    Sector Portfolio Index Portfolio   Index Portfolio Cap Portfolio
                     -------------- ---------------  ---------------- ----------------  --------------  --------------
                     -------------- ---------------  ---------------- ----------------  --------------  --------------
 M&E CLASS

       1.100                     -               -                 -                -       10.949242               -
       1.200                     -               -                 -        14.317370       10.905746               -
       1.250             11.926526       10.614333         23.757688        14.289472       10.884562       18.832221
       1.350             11.911873       10.601372         23.608950        14.232981       10.841380       18.767207
       1.400             11.904469       10.594935         23.532809        14.204695       10.819546       18.789160
       1.500             11.889693       10.583552         23.392240        14.148930       10.777504       18.670907
       1.550                     -               -         23.305521        14.124878       10.756088       18.638169
       1.600             11.875050       10.568511         23.229365        14.093154       10.734908       18.606798
       1.645                     -               -                 -        14.067991       10.715792       18.578364
       1.650             11.867594       10.561893         23.154621        14.065097       10.713663       18.574895
       1.670             11.864000               -         23.126028        14.054077       10.705210       18.561983
       1.700             11.860294       10.555769         23.079412        14.037325       10.692633       18.542760
       1.745             11.853776       10.549562         23.006956        14.012888       10.677789       18.516313
       1.750             11.853046       10.548986         23.004514        14.009757       10.671346       18.511010
       1.770             11.850056       10.545988         22.979382        13.998161       10.662616       18.497622
       1.795             11.846491               -         22.837059        13.984772       10.652387       18.482353
       1.800             11.854453               -         22.930166        13.981986       10.650441       18.479282
       1.820                     -               -                 -                -       10.641854               -
       1.850             11.838312               -         22.856143        13.954317       10.629221       18.447090
       1.895                     -               -                 -                -               -       18.418832
       1.900             11.831038       10.529314         22.781320        13.926786       10.608231       18.416790
       1.910             11.823817       10.528132         22.767510        13.920511       10.603572       18.407670
       1.920             11.827977       10.526666         22.752160        13.915711       10.599848       18.402986
       1.945             11.824404               -         22.715198        13.902079       10.589402       18.387049
       1.950             11.823660       10.522777         22.707670        13.899054       10.587116       18.383648
       1.960             11.822221       10.521556         22.693211        13.893798       10.583118       18.377705
       1.970             11.820701               -         22.678848        13.728714       10.577737       18.371409
       1.995             11.817021               -         22.635952                -       10.567752       18.355733
       2.000             11.816420       10.516242         22.633941        13.871773       10.565919       18.352434
       2.020             11.813542       10.513704         22.605343        13.860813       10.557988       18.339919
       2.045             11.809753       10.510104         22.568631        13.846366       10.547208       18.323457
       2.050             11.809095       10.509850         22.555183        13.844117       10.545115       18.320866
       2.070             11.806177       10.482170         22.531480        13.833047       10.536873       18.318276
       2.095             11.802395               -                 -        13.836313       10.526702       18.292697
       2.100             11.801725       10.503220         22.481407        13.816230       10.523987       18.288968
       2.120             11.798712               -         22.461686        13.806049       10.516255       18.276188
       2.145             11.795129       10.497297         22.415505        13.792263       10.505832       18.258578
       2.150             11.794382               -                 -        13.789531       10.503828       18.257995
       2.160             11.792953       10.495455         22.394326        13.788079       10.499030       18.250713
       2.170             11.791579       10.494128         22.380131        13.777882       10.494891       18.244486
       2.195             11.787806               -         22.350158        13.764846       10.570036       18.229328
       2.200             11.787199       10.490301         22.336409        13.761686       10.482464       18.225619
       2.210             11.785600               -         22.322052        13.756144       10.478310       18.219441
       2.220             11.784137               -                 -        13.750704       10.474635       18.214000
       2.245             11.780543               -         22.270993        13.737571               -       18.198252
       2.250             11.779783       10.483825         22.263920        13.734768       10.462086       18.194713
       2.270             11.776888               -                 -        13.724370       10.454076       18.182712



                       JNL/MCM          JNL/MCM         JNL/MCM         JNL/MCM         JNL/MCM       JNL/MCM
                      Small Cap       Technology       Dow SM           S&P(R)       Value Line(R)      VIP
                   Index Portfolio  Sector Portfolio10 Portfolio    10 Portfolio    25 Portfolio     Portfolio
                   ---------------- --------------- --------------  --------------  --------------  -------------
                   ---------------- --------------- --------------  --------------  --------------  -------------
 M&E CLASS

       1.100                     -               -              -               -               -              -
       1.200             13.656516               -              -               -               -              -
       1.250             13.630060        5.858937      13.160609       17.883900               -      12.016520
       1.350             13.576055        5.817303      13.116119       17.822294       15.597200      12.001696
       1.400             13.549841        5.798142      13.103929       17.809836       15.587446      11.994244
       1.500             13.495811        5.763846      13.048625       17.731070       15.566318      11.979402
       1.550             13.468569               -      13.026030       17.700110       15.558469              -
       1.600             13.442611        5.724365      13.003914       17.669791       15.548979      11.964633
       1.645             13.418686        5.710975      12.983618       17.642713               -              -
       1.650             13.415970        5.706215      12.981603       17.639609       15.539161      11.956977
       1.670             13.405440        5.698361      12.972662       17.627416       15.535423      11.954361
       1.700             13.389522        5.691279      12.959298       17.609581       15.529709      11.967918
       1.745             13.363436        5.672396      12.939087       17.581402       15.521514      11.942907
       1.750             13.363308        5.667853      12.936968       17.578879       15.520124      11.942570
       1.770             13.351764        5.660662      12.927768       17.566443       15.516772      11.939438
       1.795             13.339306               -      12.916974       17.551678       15.511406              -
       1.800             13.336650        5.649758      12.925569       17.548660       15.510565              -
       1.820                     -               -              -               -               -              -
       1.850             13.310326        5.632265      12.892472       17.518570       15.500843              -
       1.895             13.286433               -      12.872562       17.491411               -              -
       1.900             13.283973        5.613988      12.870284       17.488943       15.491065      11.920202
       1.910             13.277558        5.610202      12.865017       17.481673       15.489587      11.919281
       1.920             13.273522        5.606808      12.861505       17.476347       15.487417              -
       1.945             13.260337               -      12.850558       17.461102       15.482682              -
       1.950             13.257573        5.595784      12.848039       17.458164       15.481676      11.912844
       1.960             13.252502        5.591381      12.843776       17.452057       15.479808      11.911262
       1.970             13.247432        5.588459      12.821040       17.446318       15.477917      11.909926
       1.995                     -               -      12.828192       17.431026               -      11.906147
       2.000             13.231503        5.576312      12.826172       17.428139       15.472117      11.905264
       2.020             13.220989        5.570355      12.817358       17.416177       15.468240      11.902563
       2.045             13.207602        5.560831      12.805354       17.400782       15.463513      11.899094
       2.050             13.205342        5.558135      12.804086       17.398372       15.462601      11.898080
       2.070             13.194637        5.552336      12.794421       17.510795       15.458657      11.895269
       2.095             13.183096               -      12.784416       17.371531       15.453847              -
       2.100             13.178494               -      12.781947       17.368182       15.452864      11.890676
       2.120             13.168622        5.532961      12.773042       17.356063       15.449063              -
       2.145             13.155764               -      12.758597       17.335312       15.444252      11.884130
       2.150             13.152605               -      12.760107       17.338612       15.443292              -
       2.160             13.147306        5.518585      12.754947       17.331544       15.441431      11.881953
       2.170             13.141934        5.515039      12.750597       17.325890       15.439541      11.880532
       2.195             13.129519        5.507680      12.739075       17.312833       15.434754      11.876759
       2.200             13.126548        5.504066      12.737571       17.307838       15.433827      11.876118
       2.210             13.121197        5.500649      12.732959       17.302047       15.431829      11.874636
       2.220             13.115501               -      12.729424       17.296812               -              -
       2.245                     -               -      12.718421       17.281899       15.425223              -
       2.250             13.100948        5.487871      12.715967       17.278555       15.424178      11.868654
       2.270             13.090968               -      12.707552       17.267099       15.420559      11.865743



                        JNL/MCM         JNL/MCM          JNL/MCM           JNL/MCM          JNL/MCM         JNL/MCM
                         JNL 5         Nasdaq(R)        Oil & Gas     S&P 400 MidCap       S&P 500      Select Small
                       Portfolio     15 Portfolio    Sector Portfolio Index Portfolio   Index Portfolio Cap Portfolio
                     -------------- ---------------  ---------------- ----------------  --------------  --------------
                     -------------- ---------------  ---------------- ----------------  --------------  --------------
     M&E CLASS

       2.295             11.773198       10.477938         22.187377        13.710479       10.443441       18.166528
       2.300             11.772460       10.477292         22.191444        13.729138       10.442000       18.161873
       2.310             11.771139               -         22.177913        13.702530       10.437480       18.156361
       2.320             11.769596       10.474701         22.168818        13.697081       10.433259       18.150816
       2.345             11.765933       10.471787         22.132600        13.683819       10.422662       18.135124
       2.350                     -               -                 -        13.680255               -       18.132689
       2.360             11.763722               -                 -        13.674719       10.416184       18.130893
       2.370             11.761665       10.468190         22.097144        13.670121       10.412779       18.119555
       2.395             11.758623               -                 -        13.655825       10.402551       18.104096
       2.400             11.757914               -                 -        13.653529       10.400135       18.100816
       2.410             11.756473               -                 -                -               -               -
       2.420             11.755166       10.461805         22.019834        13.645546       10.391130       18.088427
       2.445             11.751482               -                 -        13.628760       10.381224               -
       2.450             11.750611       10.457481         21.976093        13.625568       10.379924       18.070392
       2.460             11.749130               -         21.963040        13.620822       10.375114       18.062669
       2.470             11.747844               -         21.947707        13.615895       10.371490       18.056829
       2.495                     -               -                 -                -               -               -
       2.500             11.743347       10.451369         21.905227        13.599121       10.357749       18.038727
       2.510                     -               -                 -                -               -               -
       2.520             11.740441               -                 -                -       10.350414               -
       2.545             11.736790               -                 -        13.575785       10.340875       18.011422
       2.550             11.736147               -                 -                -       10.338160               -
       2.560             11.734705       10.443615         21.819772        13.567004       10.334158       17.999299
       2.570                     -               -         21.811628        13.562478       10.330729       17.996089
       2.595             11.729584       10.548823         21.776770        13.549108       10.320510       17.979259
       2.600             11.728815               -                 -                -               -               -
       2.610             11.727371               -         21.748649        13.539969       10.313642       17.969773
       2.620             11.725901       10.436070         21.734633        13.534664       10.309549       17.963681
       2.645             11.722299               -         21.706031        13.521840       10.299511       17.948945
       2.650                     -               -                 -        13.519458       10.299093       17.946521
       2.660             11.720107               -                 -        13.513227       10.293199               -
       2.670             11.718637               -         21.664009                -               -       17.933271
       2.695             11.715163               -         21.629693        13.494679       10.278702       17.917393
       2.700             11.714331               -         21.621634                -       10.276895               -
       2.710             11.712831               -                 -                -               -               -
       2.720             11.711211               -         21.594171        13.481748       10.269381       17.902063
       2.745                     -               -                 -                -               -               -
       2.750                     -               -                 -                -               -       17.884175
       2.760             11.705579               -         21.538351        13.459933       10.252627       17.877652
       2.800             11.699842       10.412593         21.481892        13.439533       10.237163       17.853526
       2.810             11.698335               -         21.467915        13.433292       10.232287       17.842253
       2.820                     -       10.409995         21.453982        13.428426       10.228745       17.840144
       2.850             11.692524               -                 -        13.412655       10.216733       17.823171
       2.860             11.691105               -         21.398052                -               -               -
       2.870             11.689691               -         21.384288                -               -               -
       2.920             11.682512               -         21.314720                -               -       17.779129
       2.945                     -               -                 -                -               -               -


                      JNL/MCM          JNL/MCM         JNL/MCM         JNL/MCM         JNL/MCM       JNL/MCM
                     Small Cap       Technology       Dow SM           S&P(R)       Value Line(R)      VIP
                  Index Portfolio  Sector Portfolio10 Portfolio    10 Portfolio    25 Portfolio     Portfolio
                  ---------------- --------------- --------------  --------------  --------------  -------------
                  ---------------- --------------- --------------  --------------  --------------  -------------
     M&E CLASS

       2.295            13.078146               -      12.696247       17.251819       15.415191              -
       2.300            13.092101        5.468584      12.692952       17.246289       15.417420      11.861337
       2.310            13.070884        5.464914      12.689964       17.242345       15.412762      11.859852
       2.320            13.064936        5.463138      12.685266       17.236803       15.410826      11.858388
       2.345            13.051286        5.452745      12.673705       17.221567       15.406239      11.854681
       2.350                    -               -      12.672625       17.219620               -              -
       2.360            13.043524               -      12.668981       17.211039       15.403193              -
       2.370            13.039175        5.436687      12.663457       17.207280       15.401494      11.851229
       2.395            13.025460               -      12.652558       17.192392               -              -
       2.400            13.023420        5.434770      12.650459       17.189312               -              -
       2.410                    -               -              -               -               -              -
       2.420            13.011957        5.426134      12.641665       17.177617       15.391802      11.843755
       2.445            13.077818               -      12.630317               -       15.387032              -
       2.450            12.998122        5.416476      12.629085       17.160317       15.385948              -
       2.460            12.992091               -      12.623926       17.153554       15.383996      11.837838
       2.470            12.987495        5.410203      12.620029       17.148147       15.382308              -
       2.495                    -               -      12.609275       17.133602               -              -
       2.500            12.971873        5.397942      12.607137       17.130803       15.376514              -
       2.510                    -               -              -               -               -              -
       2.520                    -               -              -               -       15.372692              -
       2.545            12.949154               -      12.587771       17.104492               -              -
       2.550                    -               -              -               -               -              -
       2.560            12.940741        5.375310      12.579324       17.093951       15.365229      11.823531
       2.570            12.936424        5.375009      12.576881       17.089727               -              -
       2.595            12.923518               -      12.566073       17.074909       15.358497      11.818086
       2.600                    -               -              -               -               -              -
       2.610            12.915078        5.359473      12.558973       17.065044       15.355556              -
       2.620            12.909979        5.356016              -               -       15.353927              -
       2.645            12.897784               -      12.544182       17.045174       15.348853      11.810770
       2.650            12.895780               -      12.541603               -       15.347920              -
       2.660            12.889411               -              -               -               -              -
       2.670                    -        5.338609      12.533225       17.030258       15.344156              -
       2.695            12.871720               -      12.525106       17.014126       15.339524      11.803462
       2.700                    -               -              -               -       15.338494              -
       2.710                    -               -              -               -               -              -
       2.720            12.859624               -      12.512216       17.001563       15.334603      11.799201
       2.745                    -               -              -               -               -              -
       2.750                    -               -      12.499252       16.983747               -              -
       2.760            12.838714               -      12.494096       16.976998               -      11.794114
       2.800            12.819499               -      12.476940       16.953710               -              -
       2.810            12.813106               -      12.476506       16.952248       15.317573      11.786893
       2.820            12.809080               -      12.468649       16.942534       15.315636      11.785191
       2.850            12.797855               -      12.456141       16.925503               -              -
       2.860                    -               -              -       16.918770               -              -
       2.870                    -        5.269629              -               -               -              -
       2.920                    -               -      12.425341       16.883801       15.296657              -
       2.945                    -               -              -               -               -              -


                        JNL/MCM        JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM         JNL/MCM
                         JNL 5         Nasdaq(R)        Oil & Gas     S&P 400 MidCap       S&P 500      Select Small
                       Portfolio     15 Portfolio    Sector Portfolio Index Portfolio   Index Portfolio Cap Portfolio
                     -------------- ---------------  ---------------- ----------------  --------------  --------------
                     -------------- ---------------  ---------------- ----------------  --------------  --------------
     M&E CLASS

       2.950             11.678118               -                 -                -               -               -
       2.960             11.676639               -                 -                -               -               -
       2.970                     -               -                 -                -       10.167683               -
       2.995                     -               -                 -                -               -               -
       3.050                     -               -                 -                -               -       17.700472
       3.060                     -               -                 -                -               -               -
       3.095                     -               -                 -                -               -               -
       3.100                     -               -         21.077387                -               -       17.670721
       3.110             11.654963               -                 -                -               -               -
       3.120                     -               -                 -                -               -               -
       3.145                     -               -                 -                -               -               -
       3.150                     -               -                 -                -               -       17.639904
       3.170                     -               -         20.979162                -       10.088105       17.627676
       3.195                     -               -                 -        13.231058       10.077860               -
       3.200                     -               -                 -        13.228163       10.076154               -
       3.220                     -               -                 -                -       10.067528               -
       3.245                     -               -                 -                -               -       17.582150
       3.250                     -               -                 -        13.201864       10.056097               -
       3.270                     -               -                 -                -               -               -
       3.300                     -               -                 -                -               -       17.548719
       3.360                     -               -                 -                -               -       17.511683
       3.370                     -               -         20.708837        13.139345       10.008513               -
       3.400                     -               -                 -                -               -       17.488611
       3.420                     -               -                 -                -               -               -
       3.445                     -               -                 -        13.100018        9.979034       17.461390
       3.470                     -               -                 -                -               -       17.446389
       3.520                     -               -                 -        13.061825        9.949392       17.416556
       3.595                     -               -                 -                -        9.919829               -
       3.600                     -               -                 -        13.020250        9.917729               -
       3.620                     -               -                 -        13.010125        9.910020               -
       3.645                     -               -                 -        12.997122               -       17.341241
       3.670                     -               -         20.300374        12.984273               -               -
       3.720                     -               -                 -                -               -       17.299122
       3.820                     -               -                 -        12.907166        9.831751               -
       4.000                     -               -                 -                -               -               -



 PERSPECTIVE
  Standard Benefit       12.176509        9.687610         18.689861        17.450777               -       18.183486
 Contract Enhanced
 Benefit                 11.314907       11.160495         16.684620        17.213720               -       17.936829


                         JNL/MCM         JNL/MCM         JNL/MCM         JNL/MCM         JNL/MCM        JNL/MCM
                        Small Cap       Technology       Dow SM           S&P(R)       Value Line(R)      VIP
                     Index Portfolio  Sector Portfolio10 Portfolio    10 Portfolio    25 Portfolio     Portfolio
                     ---------------- --------------- --------------  --------------  --------------  -------------
                     ---------------- --------------- --------------  --------------  --------------  -------------
     M&E CLASS

       2.950                       -               -              -               -               -      11.766226
       2.960                       -               -              -               -               -              -
       2.970                       -               -              -               -               -              -
       2.995                       -               -              -               -               -              -
       3.050                       -               -      12.370485       16.809156               -              -
       3.060                       -               -              -               -       15.270289      11.750182
       3.095                       -               -              -               -               -              -
       3.100                       -        5.194080      12.349117               -               -              -
       3.110                       -               -              -               -               -              -
       3.120                       -               -              -       16.768743               -              -
       3.145                       -               -              -               -               -              -
       3.150                       -               -      12.328151       16.751554               -              -
       3.170                       -               -      12.319685       16.740077               -              -
       3.195                       -               -              -               -               -              -
       3.200               12.617671               -              -               -               -              -
       3.220                       -               -      12.298032               -               -              -
       3.245                       -               -              -               -               -              -
       3.250               12.592499               -              -               -               -              -
       3.270                       -               -              -               -               -              -
       3.300                       -               -      12.264486       16.665032               -              -
       3.360                       -               -              -               -       15.213596              -
       3.370               12.532851               -              -       16.624972               -              -
       3.400                       -               -      12.222563       16.607977               -              -
       3.420                       -               -              -               -               -              -
       3.445               12.495901               -              -               -               -              -
       3.470                       -               -      12.192955       16.567863               -              -
       3.520               12.458679               -      12.172319       16.539630               -              -
       3.595                       -               -              -               -               -              -
       3.600               12.419277               -              -               -               -              -
       3.620               12.409697               -              -               -               -              -
       3.645               12.397221               -      12.119646       16.468344               -              -
       3.670               12.384897               -              -       16.454176               -              -
       3.720                       -               -      12.089088       16.427399               -              -
       3.820               12.311569               -              -               -               -              -
       4.000                       -               -              -       16.268795               -              -



 PERSPECTIVE
  Standard Benefit         18.026202       10.150971      13.478231       16.764750       16.208838      10.841686
 Contract Enhanced
 Benefit                   17.781738        9.992544      13.293596       16.536328       15.033758      10.912323



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2005 (continued):


                      JNL/Oppenheimer   JNL/Oppenheimer     JNL/PIMCO       JNL/Putnam       JNL/Putnam      JNL/Putnam
                       Global Growth         Growth        Total Return        Equity      Midcap Growth    Value Equity
                         Portfolio         Portfolio      Bond Portfolio     Portfolio       Portfolio       Portfolio
                      ----------------  ----------------  ---------------  --------------  --------------- ---------------
                      ----------------  ----------------  ---------------  --------------  --------------- ---------------
 M&E CLASS

       1.100                12.895425                 -        14.427059               -                -               -
       1.200                        -                 -                -               -                -               -
       1.250                12.805605          8.894840        14.258675       22.004337         8.449837       20.858256
       1.350                12.746702          8.853457        14.147209       21.770061         8.403370       20.619874
       1.400                12.716174          8.851282        14.092083       21.655311         8.378735       20.511556
       1.500                12.657105          8.791673        13.982155       21.426826         8.330885       20.294660
       1.550                12.626159                 -        13.927382               -                -               -
       1.600                12.598203          8.750592        13.873052       21.209225         8.299360       20.080796
       1.645                12.571345          8.729534        13.824406               -                -               -
       1.650                12.570068          8.730082        13.818821               -         8.260176       19.973152
       1.670                12.557169          8.721381        13.797237               -                -       19.930811
       1.700                12.539570          8.709831        13.764622       20.975507         8.236819       19.867290
       1.745                12.515226          8.718966        13.715580               -                -               -
       1.750                12.510303          8.689878        13.710921       20.864274         8.213968       19.761942
       1.770                12.205452          8.681523        13.689251       20.819339         8.204355       19.727585
       1.795                12.484091          8.671487        13.662884       20.764674         8.192912       19.667631
       1.800                12.493584          8.669068        13.657481               -         8.190368       19.656259
       1.820                12.469550          8.661251        13.636105               -                -       19.615313
       1.850                12.452154          8.649317        13.604041               -         8.167928       19.552907
       1.895                        -                 -        13.574620               -                -               -
       1.900                12.423777          8.628895        13.550740               -         8.143995               -
       1.910                12.416709          8.624878        13.539692               -                -               -
       1.920                12.411438          8.620824        13.529695       20.490467         8.135058       19.407983
       1.945                12.396551          8.610922        13.503117               -                -       19.356144
       1.950                12.394138          8.608742        13.497901       20.424673         8.121042       19.345192
       1.960                12.388478          8.605995        13.488043       20.403247         8.115475       19.325521
       1.970                12.381493                 -        13.476785               -         8.112187       19.304978
       1.995                12.367601          8.590729        13.450482               -                -               -
       2.000                12.365022          8.588988        13.445157       20.315751         8.098478       19.243565
       2.020                12.353754          8.580818        13.423958               -         8.088675       19.202730
       2.045                12.336034                 -        13.397465               -         8.077225       19.150927
       2.050                12.336457          8.568886        13.392579               -         8.074928               -
       2.070                12.324341          8.560409        13.371304               -         8.068648               -
       2.095                12.310520          8.551119        13.345495       20.112632                -       19.050467
       2.100                        -                 -        13.339505               -                -       19.038982
       2.120                12.295897                 -        13.320561               -                -       18.998245
       2.145                12.281649          8.531234        13.293301       20.004488         8.031807       18.948139
       2.150                12.278909                 -        13.288121               -                -       18.939062
       2.160                12.272618          8.524600        13.275110               -         8.024563       18.893494
       2.170                12.266849                 -        13.266607       19.951918                -               -
       2.195                12.253710          8.509267        13.241334               -         8.005830               -
       2.200                12.249670                 -        13.235444               -                -               -
       2.210                        -                 -        13.225158               -                -               -
       2.220                12.238776          8.500714        13.215346               -                -               -
       2.245                12.224465                 -        13.189573               -                -               -
       2.250                12.221254                 -        13.183869               -         7.983900       18.737531
       2.270                12.210462          8.481560        13.163829       19.741563                -       18.698140


                        JNL/S&P          JNL/S&P                          JNL/S&P         JNL/S&P        JNL/Salomon
                       Managed          Managed          JNL/S&P         Managed          Managed       Brothers High
                      Aggressive      Conservative       Managed         Moderate        Moderate        Yield Bond
                   Growth Portfolio    Portfolio      Growth Portfolio  Portfolio     Growth Portfolio    Portfolio
                   ----------------- ---------------  --------------- --------------- ----------------  --------------
                   ----------------- ---------------  --------------- --------------- ----------------  --------------
 M&E CLASS

       1.100                      -               -                -               -                -       13.431707
       1.200                      -               -                -               -                -               -
       1.250              13.721991               -        13.838200       10.895956        13.382377       13.274793
       1.350              13.615678       10.558004        13.731528       10.882483        13.279122       13.171184
       1.400              13.563359               -        13.678711               -        13.228187       13.119694
       1.500              13.458887       10.538439        13.573307               -        13.126268       13.017304
       1.550              13.406494       10.531868        13.521111               -        13.075765       12.966362
       1.600              13.355204       10.525302        13.468742       10.848871        13.025224       12.915688
       1.645              13.308355               -        13.421984               -        12.979986       12.870562
       1.650              13.303271       10.518806        13.416792       10.842072        12.974983       12.865220
       1.670              13.283148               -        13.396047       10.851338        12.954938       12.845053
       1.700              13.252384       10.512363        13.363593       10.835421        12.924984       12.814906
       1.745              13.206201       10.506443        13.318207               -        12.888038       12.769809
       1.750              13.201228       10.505829        13.313454       10.828767        12.875085       12.764796
       1.770              13.180542       10.503210        13.292846       10.826167        12.774617       12.744801
       1.795              13.155379       10.500040        13.267195               -        12.830354       12.719866
       1.800              13.150471       10.499505        13.262089       10.820522        12.825430       12.714892
       1.820              13.130067               -        13.241384               -        12.805720       12.694978
       1.850              13.099580       10.492760        13.210907       10.815266        12.775959       12.665162
       1.895                      -               -        13.165032               -        12.731728       12.595832
       1.900              13.048459       10.486268        13.159770       10.808587        12.726350       12.607117
       1.910              13.036848       10.484773        13.149295       10.807236        12.716381       12.598865
       1.920              13.028844               -        13.139607       10.805917        12.707001       12.595885
       1.945              13.004341       10.480530        13.113969               -        12.682434       12.571231
       1.950              12.998505       10.479783        13.108955       10.801890        12.675928       12.566308
       1.960              12.988605       10.478511        13.099029       10.800842        12.667809       12.556486
       1.970              12.978930       10.477277        13.088930               -        12.657993       12.546626
       1.995              12.952911               -        13.063609       10.795871        12.633554       12.522619
       2.000              12.948490       10.473409        13.058571       10.795239        12.628675       12.517185
       2.020              12.930060       10.470769        13.040416       10.792583        12.609390       12.497581
       2.045              12.903418       10.467629        13.012916       10.789242        12.584996       12.473119
       2.050              12.898560       10.466797        13.008287       10.788518        12.580004       12.468244
       2.070              12.878079       10.464356        12.987906       10.940745        12.560238       12.441950
       2.095              12.853712               -        12.963031       10.782506        12.536278       12.424363
       2.100                      -       10.460321                -       10.781848        12.531478               -
       2.120              12.828477               -        12.937673       10.779170        12.511802       12.400041
       2.145              12.804154       10.454502        12.912987       10.775847        12.487961       12.375773
       2.150              12.799104       10.453849        12.907919               -        12.483053       12.370933
       2.160              12.791279       10.452557                -       10.773830        12.472956       12.354362
       2.170              12.777417       10.451229        12.887441       10.772504        12.463330       12.344483
       2.195              12.753432       10.448154        12.652017               -        12.439842       12.325175
       2.200              12.747758       10.448902        12.857518       10.768514        12.434326       12.315587
       2.210              12.737789               -        12.847414       10.767148        12.424694       12.305758
       2.220              12.729593       10.444797        12.838151       10.765831        12.416025       12.305468
       2.245                      -       10.441686        12.813522               -        12.391785       12.279272
       2.250              12.700406       10.440930        12.808048       10.761848        12.386708       12.274588
       2.270              12.680961               -        12.788784       10.759166        12.367875       12.255549


                      JNL/Oppenheimer   JNL/Oppenheimer     JNL/PIMCO       JNL/Putnam       JNL/Putnam      JNL/Putnam
                       Global Growth         Growth        Total Return        Equity      Midcap Growth    Value Equity
                         Portfolio         Portfolio      Bond Portfolio     Portfolio       Portfolio       Portfolio
                      ----------------  ----------------  ---------------  --------------  --------------- ---------------
                      ----------------  ----------------  ---------------  --------------  --------------- ---------------
     M&E CLASS

       2.295                12.191388          8.471187        13.137199       19.687970         7.963540       18.649225
       2.300                12.193307          8.463783        13.132701       19.679103         7.961830       18.639459
       2.310                12.186954          8.465080        13.121769               -         7.956781       18.618360
       2.320                12.181856          8.461322        13.112309       19.635942         7.952520       18.599070
       2.345                12.167007                 -        13.086207               -                -               -
       2.350                12.164221                 -                -               -                -               -
       2.360                        -                 -                -               -                -               -
       2.370                12.153263                 -        13.061067       19.532564                -       18.500490
       2.395                12.139229                 -                -               -         7.919163               -
       2.400                12.136278          8.429586                -               -                -               -
       2.410                        -                 -        13.019354               -                -               -
       2.420                12.124593                 -        13.009289               -         7.907283               -
       2.445                        -                 -        12.984355               -                -               -
       2.450                12.108255          8.410407        12.979470               -                -               -
       2.460                        -                 -        12.969391               -                -               -
       2.470                        -          8.402400        12.959125               -                -               -
       2.495                        -                 -        12.933905               -                -               -
       2.500                12.079808                 -        12.928548               -         7.871880       18.249861
       2.510                        -                 -                -               -                -               -
       2.520                        -                 -                -               -                -               -
       2.545                        -                 -                -               -                -               -
       2.550                        -                 -        12.877312               -                -               -
       2.560                12.045628          8.366864        12.867379               -                -               -
       2.570                12.040559                 -        12.857933               -                -               -
       2.595                12.025876                 -        12.831977               -                -               -
       2.600                        -                 -                -               -                -               -
       2.610                        -                 -        12.816916               -                -               -
       2.620                        -                 -        12.806894               -                -               -
       2.645                11.998141                 -                -               -                -               -
       2.650                11.978542                 -        12.781151               -         7.819059               -
       2.660                11.989393                 -                -               -                -               -
       2.670                11.982453                 -        12.757203       18.918417                -               -
       2.695                        -                 -        12.729709               -                -               -
       2.700                11.967087                 -        12.726840               -                -               -
       2.710                        -                 -                -               -                -               -
       2.720                        -          8.304632        12.708933               -                -       17.824767
       2.745                        -                 -                -               -                -               -
       2.750                        -                 -                -               -                -               -
       2.760                11.933511                 -                -               -                -               -
       2.800                11.912171          8.287993        12.628477               -         7.739433       17.674277
       2.810                11.905700                 -        12.617587               -                -               -
       2.820                        -                 -                -               -                -               -
       2.850                        -                 -                -               -                -               -
       2.860                        -                 -        12.568217               -                -               -
       2.870                        -                 -        12.558411               -                -               -
       2.920                        -          8.227882        12.509941               -                -               -
       2.945                        -          8.217958                -               -                -               -


                           JNL/S&P          JNL/S&P                          JNL/S&P         JNL/S&P        JNL/Salomon
                          Managed          Managed          JNL/S&P         Managed          Managed       Brothers High
                         Aggressive      Conservative       Managed         Moderate        Moderate        Yield Bond
                      Growth Portfolio    Portfolio      Growth Portfolio  Portfolio     Growth Portfolio    Portfolio
                      ----------------- ---------------  --------------- --------------- ----------------  --------------
                      ----------------- ---------------  --------------- --------------- ----------------  --------------
     M&E CLASS

       2.295                 12.656691       10.435386        12.763732       10.755826        12.343694       12.231155
       2.300                 12.651562       10.434731        12.759155       10.755247        12.339233       12.226385
       2.310                 12.641832       10.433191        12.749314       10.753826        12.330029       12.210108
       2.320                 12.631462       10.434555        12.739142       10.777572        12.319959       12.207239
       2.345                 12.390464       10.428761        12.714665       10.749176        12.296125       12.183345
       2.350                         -               -                -       10.748487        12.290965       12.178552
       2.360                 12.591016               -        12.699276       10.746329        12.280754               -
       2.370                 12.582703               -        12.689455       10.745845        12.272739       12.159506
       2.395                 12.558411               -        12.665757       10.742487        12.249052               -
       2.400                         -               -        12.659860               -        12.243533       12.130963
       2.410                         -               -                -       10.740530                -               -
       2.420                 12.532786       10.418914        12.640597       10.739237        12.224744       12.103887
       2.445                 12.510435               -        12.616888       10.735884        12.201588               -
       2.450                 12.505087       10.415088        12.612045       10.735214        12.196843       12.083542
       2.460                         -       10.413520        12.600937       10.733882        12.186861       12.069696
       2.470                 12.486100               -        12.591171       10.732555        12.178156       12.064612
       2.495                         -               -        12.568054               -                -               -
       2.500                 12.456009               -        12.562509       10.728555        12.149838       12.029575
       2.510                         -               -                -       10.727226        12.139837               -
       2.520                         -               -                -               -        12.130382               -
       2.545                         -               -        12.518385               -        12.107154               -
       2.550                 12.407214       10.402195                -               -        12.102352               -
       2.560                 12.397794       10.400918        12.504376       10.720584        12.092976       11.973195
       2.570                 12.390089               -        12.495534               -        12.084398       11.969229
       2.595                         -               -        12.471119       10.715922        12.060909       11.940157
       2.600                         -               -        12.465714       10.715284                -               -
       2.610                         -               -        12.456068       10.713969        12.046342               -
       2.620                         -               -                -       10.712610        12.036649               -
       2.645                 12.317955               -        12.422843       10.709297        12.013813       11.893779
       2.650                 12.313820       10.389333        12.418361       10.708775        12.014911       11.895626
       2.660                 12.302092       10.388015        12.407984       10.707314        11.999948               -
       2.670                 12.294124               -        12.398563               -        11.990729       11.868000
       2.695                 12.268895       10.383673        12.374441       10.702677        11.967420       11.847131
       2.700                         -               -                -               -        11.962799       11.842418
       2.710                         -               -                -               -                -               -
       2.720                         -               -        12.350723       10.699382        11.944545               -
       2.745                 12.236579               -        12.327345               -                -               -
       2.750                         -               -                -               -                -               -
       2.760                 12.207314       10.375188        12.312382               -                -               -
       2.800                 12.171739       10.370043        12.275961               -        11.871443       11.756650
       2.810                         -       10.368755        12.264719       10.687468        11.861481       11.740803
       2.820                 12.152182               -        12.255571               -        11.852687               -
       2.850                 12.123325               -        12.227581               -        11.825526               -
       2.860                         -       10.362289        12.217774       10.680840        11.815716               -
       2.870                         -       10.360976                -       10.679509                -               -
       2.920                         -       10.354700        12.161564       10.673068        11.761673       11.640087
       2.945                 12.035460               -                -               -                -               -


                      JNL/Oppenheimer   JNL/Oppenheimer     JNL/PIMCO       JNL/Putnam       JNL/Putnam      JNL/Putnam
                       Global Growth         Growth        Total Return        Equity      Midcap Growth    Value Equity
                         Portfolio         Portfolio      Bond Portfolio     Portfolio       Portfolio       Portfolio
                      ----------------  ----------------  ---------------  --------------  --------------- ---------------
                      ----------------  ----------------  ---------------  --------------  --------------- ---------------
     M&E CLASS

       2.950                        -                 -        12.479905               -                -               -
       2.960                        -                 -                -               -                -               -
       2.970                        -                 -                -               -                -               -
       2.995                        -                 -                -               -                -               -
       3.050                        -                 -                -               -                -               -
       3.060                11.767560                 -                -               -                -               -
       3.095                        -                 -                -               -                -               -
       3.100                11.746484                 -        12.334900               -                -               -
       3.110                        -                 -                -               -                -               -
       3.120                11.735267                 -                -               -                -               -
       3.145                        -                 -                -               -                -               -
       3.150                        -                 -                -               -                -               -
       3.170                        -                 -                -               -                -               -
       3.195                        -                 -        12.242965               -                -               -
       3.200                        -                 -                -               -                -               -
       3.220                        -                 -                -               -         7.557339               -
       3.245                        -                 -                -               -                -               -
       3.250                        -                 -                -               -                -               -
       3.270                        -                 -                -               -                -               -
       3.300                11.637000                 -                -               -                -               -
       3.360                        -                 -                -               -                -               -
       3.370                        -                 -        12.076454               -                -               -
       3.400                        -                 -                -               -                -               -
       3.420                        -                 -                -               -                -               -
       3.445                        -                 -        12.005710               -                -               -
       3.470                        -                 -                -               -                -               -
       3.520                        -                 -                -               -                -               -
       3.595                        -                 -                -               -                -               -
       3.600                        -                 -                -               -                -               -
       3.620                        -                 -        11.842324               -                -       16.197723
       3.645                        -                 -                -               -                -               -
       3.670                        -                 -                -               -                -               -
       3.720                        -                 -                -               -                -               -
       3.820                        -                 -                -               -                -               -
       4.000                        -                 -        11.494418               -                -               -



 PERSPECTIVE
  Standard Benefit          12.716778          8.970924        11.267894        9.311318                -       10.312808
 Contract Enhanced
 Benefit                    12.323330          8.718352        11.072359        8.950738                -        9.766662


                         JNL/S&P          JNL/S&P                          JNL/S&P          JNL/S&P        JNL/Salomon
                         Managed          Managed          JNL/S&P         Managed          Managed       Brothers High
                        Aggressive      Conservative       Managed         Moderate        Moderate        Yield Bond
                     Growth Portfolio    Portfolio      Growth Portfolio  Portfolio     Growth Portfolio    Portfolio
                     ----------------- ---------------  --------------- --------------- ----------------  --------------
                     ----------------- ---------------  --------------- --------------- ----------------  --------------
     M&E CLASS

       2.950                        -               -        12.133330               -        11.733920       11.612489
       2.960                        -               -                -               -                -               -
       2.970                        -               -                -               -                -               -
       2.995                        -               -        12.090716               -        11.693032       11.571785
       3.050                11.937125               -        12.039826               -                -               -
       3.060                        -               -        12.029947       10.654469        11.634573               -
       3.095                11.894948               -                -               -                -               -
       3.100                        -               -                -               -                -               -
       3.110                        -               -                -               -                -               -
       3.120                        -               -        11.974821               -        11.581096               -
       3.145                        -               -        11.951836               -                -               -
       3.150                        -               -                -               -                -               -
       3.170                11.826899               -        11.928631               -        11.536386               -
       3.195                        -               -        11.905040               -                -               -
       3.200                        -               -                -               -                -               -
       3.220                        -               -                -               -                -               -
       3.245                        -               -                -               -                -               -
       3.250                        -               -        11.854968               -                -               -
       3.270                        -               -        11.836842               -        11.447700               -
       3.300                        -               -        11.809340               -                -               -
       3.360                11.653726               -                -               -                -               -
       3.370                        -               -        11.745458               -        11.359411               -
       3.400                        -               -                -               -                -               -
       3.420                        -               -                -               -        11.315574               -
       3.445                        -               -                -               -                -               -
       3.470                11.555580               -        11.655027               -                -               -
       3.520                        -               -        11.610225               -        11.228463               -
       3.595                        -               -                -               -                -               -
       3.600                        -               -                -               -                -               -
       3.620                        -               -        11.520772               -        11.142109               -
       3.645                        -               -                -               -                -               -
       3.670                        -               -        11.476118               -                -               -
       3.720                        -               -                -               -                -               -
       3.820                        -               -                -               -                -               -
       4.000                        -               -                -               -                -               -



 PERSPECTIVE
  Standard Benefit          11.429086       10.266822        12.235468       10.688141        11.909563       10.318812
 Contract Enhanced
 Benefit                    10.667935       10.557938        10.840489       10.470547        11.212725       10.264942



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2005 (continued):

                                            JNL/Salomon
                         JNL/Salomon         Brothers
                           Brothers       U.S. Government     JNL/Select       JNL/Select        JNL/Select
                        Strategic Bond       & Quality         Balanced      Global Growth       Large Cap
                          Portfolio       Bond Portfolio       Portfolio       Portfolio      Growth Portfolio
                        ---------------  ------------------ ---------------- ---------------  -----------------
                        ---------------  ------------------ ---------------- ---------------  -----------------
 M&E CLASS

        1.100                19.463165                   -                -               -                  -
        1.200                        -                   -                -               -                  -
        1.250                19.155283           15.981831        24.296615               -          27.387918
        1.350                18.952896           15.812734        24.039238       23.449660          27.097925
        1.400                18.845656           15.728613        23.912206               -          26.949478
        1.500                18.653245           15.562786        23.659552               -                  -
        1.550                18.553845           15.480113        23.533885               -          26.525534
        1.600                18.455754           15.398048        23.408766       22.834446          26.387706
        1.645                18.363183           15.326195        23.296756               -                  -
        1.650                18.357202           15.316270        23.284846       22.713502          26.246561
        1.670                18.318758           15.283755        23.235593               -          26.190969
        1.700                18.261020           15.234622        23.161484               -          26.108013
        1.745                        -           15.161812        23.055822               -                  -
        1.750                18.163603           15.154367        23.038437               -          25.966281
        1.770                18.124444           15.121111        22.989276       22.425313          25.914221
        1.795                18.086317           15.082116        22.928658               -          25.848097
        1.800                18.067000           15.074197        22.916596       22.353746          25.824464
        1.820                18.028603           15.042078        22.867929               -                  -
        1.850                17.971456           14.993842        22.795203               -                  -
        1.895                17.876905           14.808205        22.759643               -                  -
        1.900                17.875609           14.914098        22.672689       22.116988                  -
        1.910                17.856413           14.898122        22.649201       22.093007          25.530703
        1.920                17.838215           14.882924        22.625941               -          25.505105
        1.945                17.790630           14.874979        22.565719               -                  -
        1.950                17.781562           14.834879        22.553961       22.003102          25.422841
        1.960                17.760773           14.818387        22.528387               -          25.396409
        1.970                17.743671           14.804002        22.506129               -          25.369569
        1.995                        -           14.763960        22.445811               -                  -
        2.000                17.686784           14.757018        22.434216       21.882854          25.287659
        2.020                17.649317           14.724730        22.386569       21.836385          25.234007
        2.045                17.601965           14.685953        22.326392       21.778491                  -
        2.050                17.593394           14.678957        22.315127               -                  -
        2.070                17.555498           14.647198        22.269405               -          25.100522
        2.095                17.509329           14.608879        22.207510               -          25.035293
        2.100                17.499013                   -                -               -                  -
        2.120                17.466315           14.569070        22.149226               -          24.966847
        2.145                17.416539           14.531084        22.091049               -                  -
        2.150                17.406632           14.523407        22.079288               -          24.888256
        2.160                17.387654           14.507048        22.030227       21.506454          24.859877
        2.170                17.369010           14.491694        22.031140       21.490802          24.834329
        2.195                17.323446           14.453899        21.973806               -                  -
        2.200                17.313767           14.444673        21.960858               -          24.756448
        2.210                17.295498           14.430231                -               -                  -
        2.220                17.276699           14.414506        21.915346               -          24.703129
        2.245                17.232385           14.376894        21.860922               -                  -
        2.250                17.222006           14.368767        21.844430       21.309511          24.624614
        2.270                17.186445           14.338604        21.799168               -                  -


                                                               JNL/T.Rowe         JNL/T. Rowe
                        JNL/Select          JNL/                Price            Price Mid-Cap      JNL/T. Rowe
                       Money Market     Select Value         Established            Growth          Price Value
                        Portfolio         Portfolio        Growth Portfolio        Portfolio         Portfolio
                     ----------------- ----------------  ---------------------  ----------------  ----------------
                     ----------------- ----------------  ---------------------  ----------------  ----------------
 M&E CLASS

        1.100                       -        17.710890              27.853371         38.885926         14.074598
        1.200                       -                -                      -                 -                 -
        1.250               12.591389        17.625062              27.413028         38.270935         13.955657
        1.350               12.457751        17.567576              27.122625         37.865533         13.876443
        1.400               12.391980        17.533699              26.978911         37.667250         13.837300
        1.500               12.270229        17.482725              26.694095         37.266989         13.759550
        1.550                       -        17.454008              26.552094         37.069332         13.720454
        1.600               12.129964        17.425674              26.411644         36.872676         13.681629
        1.645               12.073024        17.399866              26.285183         36.698675         13.646782
        1.650               12.066733        17.396986              26.271715         36.677155         13.642547
        1.670               12.042404        17.386108              26.215641         36.599546         13.627480
        1.700                       -        17.369960              26.132186         36.512772         13.604345
        1.745                       -                -              26.007069         36.307690         13.569194
        1.750               11.938744        17.340959              25.993356         36.289714         13.565820
        1.770               11.917619        17.329228              25.577429         36.211375         13.196110
        1.795               11.882287        17.327924              25.869523         36.112302         13.531377
        1.800               11.875871        17.312692              25.859826         36.102440         13.527466
        1.820                       -        17.311622              25.796760         36.024498         13.511651
        1.850               11.812621        17.284689              25.718677         35.906095         13.489248
        1.895                       -        17.233683              25.659392                 -         13.481995
        1.900                       -        17.256662              25.583851         35.717608         13.450674
        1.910               11.737247        17.250223              25.553919         35.675768         13.442750
        1.920               11.723849        17.245413              25.527961         35.639341         13.435772
        1.945               11.693575        17.231729              25.460409         35.544445         13.416580
        1.950               11.687960        17.228698              25.446632         35.525698         13.412988
        1.960               11.675796        17.223054              25.412651         35.488413         13.402353
        1.970               11.662778        17.217419              25.392492         35.450994         13.398140
        1.995                       -                -                      -         35.354324         13.378154
        2.000               11.625286        17.199828              25.311664         35.337391         13.375027
        2.020               11.601161        17.189450              25.258024         35.262978         13.359930
        2.045               11.570138        17.174537              25.189952         35.151974         13.338670
        2.050               11.564879        17.172013              25.177410         35.150063         13.337116
        2.070               11.539354        17.161481              25.122695         35.073876         13.321676
        2.095               11.506126        17.147631              25.057219         34.982367         13.303285
        2.100               11.502953                -              25.042648         34.961718         13.298654
        2.120                       -        17.133243                      -         34.888453         13.284158
        2.145                       -                -              24.924434         34.796836         13.265553
        2.150                       -        17.117057              24.911217         34.778166         13.261694
        2.160               11.429311        17.096317              24.892721         34.739235         13.261208
        2.170               11.417036        17.104918              24.856501         34.702362         13.246211
        2.195                       -        17.092316              24.792318         34.612037         13.227972
        2.200               11.380012        17.088102              24.777722         34.592054         13.223486
        2.210               11.368649        17.082860              24.751540                 -         13.216164
        2.220                       -        17.077602              24.726163         34.520082         13.209214
        2.245                       -        17.063475                      -         34.427279         13.190353
        2.250               11.321034        17.061184              24.646840         34.408461         13.186543
        2.270               11.296330        17.049785              24.595302         34.337975         13.171195



                                            JNL/Salomon
                         JNL/Salomon         Brothers
                           Brothers       U.S. Government     JNL/Select       JNL/Select        JNL/Select
                        Strategic Bond       & Quality         Balanced      Global Growth       Large Cap
                          Portfolio       Bond Portfolio       Portfolio       Portfolio      Growth Portfolio
                        ---------------  ------------------ ---------------- ---------------  -----------------
                        ---------------  ------------------ ---------------- ---------------  -----------------
      M&E CLASS

        2.295                17.140711           14.303641        21.741356       21.204849          24.506475
        2.300                17.131780           14.293586        21.729745               -          24.494693
        2.310                17.112824           14.277470        21.704698               -                  -
        2.320                17.095144           14.263023        21.683433               -          24.441432
        2.345                17.050049           14.224734        21.624841               -                  -
        2.350                        -                   -        21.613279               -                  -
        2.360                        -                   -                -               -                  -
        2.370                17.004110           14.187131        21.568222               -          24.312312
        2.395                        -                   -        21.511695               -                  -
        2.400                16.949408                   -        21.498632       20.972125          24.235069
        2.410                16.931413                   -        21.475710               -                  -
        2.420                16.913585           14.110066        21.452965       20.930353          24.182978
        2.445                16.869781           14.074848                -               -                  -
        2.450                16.860751           14.067474        21.386019       20.859781          24.106016
        2.460                        -           14.054634        21.361676               -                  -
        2.470                16.824595           14.037089                -               -          24.054355
        2.495                        -                   -                -               -                  -
        2.500                16.770257           13.993346        21.271445               -                  -
        2.510                        -                   -                -               -                  -
        2.520                        -                   -                -               -          23.926805
        2.545                        -                   -                -               -                  -
        2.550                16.681149                   -                -               -                  -
        2.560                16.663628           13.903070        21.136098               -          23.825312
        2.570                16.645699           13.900159                -               -                  -
        2.595                16.601263                   -        21.057573               -                  -
        2.600                        -                   -                -               -                  -
        2.610                        -                   -                -               -                  -
        2.620                        -                   -                -               -                  -
        2.645                16.513750                   -        20.945622               -          23.610817
        2.650                        -           13.789609                -               -                  -
        2.660                        -                   -        20.912319               -                  -
        2.670                16.468335           13.744483                -               -                  -
        2.695                        -                   -                -               -          23.485497
        2.700                16.417234                   -        20.823253               -          23.473361
        2.710                        -                   -                -               -                  -
        2.720                        -                   -        20.780423               -          23.423205
        2.745                        -                   -                -               -                  -
        2.750                        -                   -                -               -                  -
        2.760                        -                   -        20.691002               -                  -
        2.800                16.244714           13.554070        20.604733               -          23.224771
        2.810                16.226187                   -        20.581295               -                  -
        2.820                        -                   -                -               -                  -
        2.850                16.158314                   -                -               -                  -
        2.860                16.140202                   -                -               -                  -
        2.870                        -                   -                -               -                  -
        2.920                16.038119           13.381071                -               -          22.930307
        2.945                        -                   -                -               -                  -


                                                               JNL/T.Rowe         JNL/T. Rowe
                        JNL/Select          JNL/                Price            Price Mid-Cap      JNL/T. Rowe
                       Money Market     Select Value         Established            Growth          Price Value
                        Portfolio         Portfolio        Growth Portfolio        Portfolio         Portfolio
                     ----------------- ----------------  ---------------------  ----------------  ----------------
                     ----------------- ----------------  ---------------------  ----------------  ----------------
      M&E CLASS

        2.295               11.266263        17.037696              24.529291         34.244673         13.153304
        2.300               11.260850        17.033868              24.516960         34.228107         13.149620
        2.310               11.247559                -                      -         34.189405         13.142002
        2.320               11.250001        17.022469              24.464105         34.154032         13.152751
        2.345               11.206506        17.008478              24.399575         34.337647         13.115771
        2.350                       -                -              24.385424         34.044265                 -
        2.360                       -                -                      -         34.007947                 -
        2.370               11.177176        16.994555              24.335176         33.974003         13.097539
        2.395                       -                -              24.270935         33.882528         13.079056
        2.400               11.141469        16.978019              24.256954         33.865022         13.074887
        2.410                       -                -                      -                 -                 -
        2.420               11.115785        16.966565              24.204904         33.792495         13.060206
        2.445                       -                -                      -         33.702407         13.041175
        2.450               11.082744        16.949256              24.129092         33.686306         13.038183
        2.460                       -        16.939320                      -         33.648369         13.030091
        2.470                       -        16.939450              24.078521         33.614468         13.023594
        2.495                       -                -              24.013745                 -         13.004924
        2.500                       -                -              23.999021         33.510955         13.000996
        2.510                       -                -                      -                 -                 -
        2.520                       -        16.911110                      -         33.434139         12.985838
        2.545                       -        16.898266                      -         33.347428                 -
        2.550                       -                -                      -                 -         12.963696
        2.560               10.953144        16.889274              23.846850         33.292325         12.956584
        2.570                       -        16.886987              23.823292         33.259031         12.949373
        2.595                       -                -              23.757977         33.239993                 -
        2.600                       -                -                      -         33.151311                 -
        2.610               10.895036                -                      -         33.115337                 -
        2.620                       -                -                      -                 -         12.912573
        2.645               10.854774                -              23.633478         32.993561                 -
        2.650               10.848969        16.814035              23.619801         32.962260         12.890464
        2.660               10.837264                -                      -                 -         12.883136
        2.670               10.825935        16.828085              23.569881         32.906320         12.875954
        2.695               10.796987                -              23.503636                 -         12.857618
        2.700               10.788365                -              23.495471         32.801341         12.854399
        2.710                       -                -                      -                 -                 -
        2.720                       -        16.802715              23.445942         32.730608         12.839355
        2.745                       -                -                      -                 -                 -
        2.750                       -                -                      -                 -                 -
        2.760                       -                -                      -                 -                 -
        2.800                       -                -              23.246870         32.454068         12.782361
        2.810               10.665245                -                      -                 -                 -
        2.820                       -                -                      -                 -                 -
        2.850                       -                -                      -                 -                 -
        2.860                       -        16.725334              23.098065         32.246731                 -
        2.870                       -                -                      -                 -                 -
        2.920                       -        16.692739                      -         32.041927         12.695142
        2.945                       -                -              22.890757         31.957115                 -



                                            JNL/Salomon
                         JNL/Salomon         Brothers
                           Brothers       U.S. Government     JNL/Select       JNL/Select        JNL/Select
                        Strategic Bond       & Quality         Balanced      Global Growth       Large Cap
                          Portfolio       Bond Portfolio       Portfolio       Portfolio      Growth Portfolio
                        ---------------  ------------------ ---------------- ---------------  -----------------
                        ---------------  ------------------ ---------------- ---------------  -----------------
      M&E CLASS

        2.950                        -                   -                -               -          22.857142
        2.960                        -                   -                -               -                  -
        2.970                        -                   -                -               -                  -
        2.995                        -                   -                -               -                  -
        3.050                        -                   -                -               -                  -
        3.060                        -                   -                -               -                  -
        3.095                        -                   -                -               -                  -
        3.100                15.734292                   -        19.957153               -                  -
        3.110                        -                   -                -               -                  -
        3.120                        -                   -        19.914788               -                  -
        3.145                        -                   -                -               -                  -
        3.150                        -                   -                -               -                  -
        3.170                        -                   -                -               -                  -
        3.195                        -                   -        19.756697               -                  -
        3.200                        -                   -                -               -                  -
        3.220                        -                   -        19.705744               -                  -
        3.245                        -                   -                -               -                  -
        3.250                        -                   -                -               -                  -
        3.270                        -                   -                -               -                  -
        3.300                15.402942                   -        19.537009               -                  -
        3.360                        -                   -                -               -                  -
        3.370                        -                   -                -               -                  -
        3.400                        -                   -                -               -                  -
        3.420                        -                   -                -               -                  -
        3.445                        -                   -                -               -                  -
        3.470                        -                   -                -               -                  -
        3.520                        -                   -                -               -                  -
        3.595                        -                   -                -               -                  -
        3.600                        -                   -                -               -                  -
        3.620                        -                   -                -               -                  -
        3.645                        -                   -                -               -                  -
        3.670                        -                   -                -               -                  -
        3.720                        -                   -                -               -                  -
        3.820                        -                   -                -               -                  -
        4.000                        -           11.931278                -               -                  -



 PERSPECTIVE
  Standard Benefit           14.366958           12.743434        15.102271       11.151280                  -
 Contract Enhanced
 Benefit                     12.952543           11.665143        13.105899       10.361199                  -



                                                              JNL/T.Rowe          JNL/T. Rowe
                        JNL/Select          JNL/                Price            Price Mid-Cap      JNL/T. Rowe
                       Money Market     Select Value         Established            Growth          Price Value
                        Portfolio         Portfolio        Growth Portfolio        Portfolio         Portfolio
                     ----------------- ----------------  ---------------------  ----------------  ----------------
                     ----------------- ----------------  ---------------------  ----------------  ----------------
      M&E CLASS

        2.950                       -        16.676470                      -         31.939621         12.673049
        2.960                       -                -                      -                 -                 -
        2.970                       -                -                      -                 -         12.658673
        2.995                       -                -              22.769092         31.787573         12.640688
        3.050                       -                -                      -                 -                 -
        3.060               10.385847                -                      -         31.567998                 -
        3.095                       -                -                      -                 -                 -
        3.100                       -                -              22.517575                 -         12.566428
        3.110                       -                -                      -                 -                 -
        3.120                       -                -              22.469104                 -         12.552094
        3.145                       -                -                      -                 -                 -
        3.150                       -                -                      -                 -                 -
        3.170                       -                -                      -         31.202915         12.516685
        3.195                       -                -                      -                 -                 -
        3.200                       -                -                      -                 -                 -
        3.220                       -        16.531820                      -                 -         12.481250
        3.245                       -                -                      -                 -                 -
        3.250                       -                -                      -                 -                 -
        3.270                       -                -                      -                 -                 -
        3.300                       -        16.488429              22.042937         30.773699                 -
        3.360                       -                -                      -                 -                 -
        3.370                       -                -                      -                 -         12.375492
        3.400                       -                -                      -                 -                 -
        3.420                       -                -                      -                 -                 -
        3.445                       -                -                      -         30.302982                 -
        3.470                       -                -                      -         30.222424         12.305420
        3.520                       -                -                      -                 -         12.270832
        3.595                       -                -                      -                 -         12.218913
        3.600                       -                -                      -                 -                 -
        3.620                       -        16.317798              21.305175         29.744613                 -
        3.645                       -                -                      -                 -                 -
        3.670                       -                -                      -                 -                 -
        3.720                       -                -                      -                 -                 -
        3.820                       -                -                      -                 -                 -
        4.000                       -                -              20.461539         28.566244                 -



 PERSPECTIVE
  Standard Benefit          10.933427        17.533361              11.995472         18.342830         13.648401
 Contract Enhanced
 Benefit                     9.812604        17.301028               9.994614         12.839571         11.667399



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of units outstanding as of December 31, 2005:


                         JNL/AIM           JNL/AIM          JNL/AIM         JNL/Alger      JNL/Alliance       JNL/Eagle
                         Large Cap       Real Estate        Small Cap         Growth          Capital         Core Equity
                     Growth Portfolio     Portfolio     Growth Portfolio    Portfolio     Growth Portfolio    Portfolio
                     -----------------  --------------- ----------------- --------------- ----------------  ---------------
                     -----------------  --------------- ----------------- --------------- ----------------  ---------------
 M&E CLASS

       1.100                    3,701                -                 -           2,307                -            6,658
       1.200                        -                -                 -               -                -                -
       1.250                    6,561                -            15,524           5,516                -            2,770
       1.350                   10,221            9,353             2,895          17,635                -            5,220
       1.400                   14,742                -            11,881           2,583                -            7,542
       1.500                    4,250                -             6,853           5,201                -            1,902
       1.550                      296                -                 -             474                -              620
       1.600                   13,688            9,733             6,412           4,356                -            4,969
       1.645                      464                -                23              72                -                -
       1.650                    6,477           20,008             1,190             288                -            2,690
       1.670                   10,583                -            27,876           1,937                -            3,457
       1.700                    1,706            1,975             1,234           2,232                -            2,840
       1.745                      320               66               268             170                -            2,258
       1.750                   16,608           14,731            16,555           1,655                -            4,534
       1.770                    5,056              839             1,331           2,133                -            1,953
       1.795                   19,023            1,796             1,596          10,027                -           13,482
       1.800                    2,154                -               712             110                -              804
       1.820                        -                -                 -               -                -              179
       1.850                    7,664                -             3,157           2,983                -            8,545
       1.895                        -                -                 -               -                -                -
       1.900                    1,212            1,960                 -               -                -                -
       1.910                    1,720              765             1,735           1,542                -              619
       1.920                    8,544                -            27,157           2,219                -            9,040
       1.945                      837                -             1,493               -                -                -
       1.950                    1,565              840               910           1,446                -            1,516
       1.960                   34,535                -             8,792           4,761                -            5,135
       1.970                    3,560                -               555             554                -            2,913
       1.995                    9,129            1,750                 -           2,616                -                -
       2.000                    8,110           10,893             7,918             627                -            1,401
       2.020                   14,906            3,315            13,085           5,083                -           14,750
       2.045                      695                -             1,799             166                -              483
       2.050                    1,662            1,572             3,196           2,111                -              192
       2.070                      343                -             4,472               -                -              282
       2.095                        -                -                 -             339                -            1,902
       2.100                        -                -                 -               -                -                -
       2.120                        -                -                 -               -                -                -
       2.145                        -                -               193               -                -            1,493
       2.150                        -                -             5,984             698                -              864
       2.160                    1,427            3,092               116              63                -              910
       2.170                    2,228              420            11,306              31                -              793
       2.195                      242                -               168             127                -              261
       2.200                        -              501                 -               -                -                -
       2.210                        -            4,416                 -               -                -                -
       2.220                      547               76                 -               -                -              847
       2.245                      105                -                 -              68                -              140
       2.250                    1,596                -             1,415             616                -                -
       2.270                    1,206                -             3,274             532                -            4,989



                                                                       JNL/Franklin
                      JNL/Eagle         JNL/FMR         JNL/FMR          Templeton        JNL/Goldman      JNL/JPMorgan
                      SmallCap          Balanced     Capital Growth      Small Cap       Sachs Mid Cap     International
                  Equity Portfolio     Portfolio       Portfolio      Value Portfolio   Value Portfolio   Equity Portfolio
                  ------------------ --------------- ---------------  ----------------  ----------------  ----------------
                  ------------------ --------------- ---------------  ----------------  ----------------  ----------------
 M&E CLASS

       1.100                  1,129               -               -                 -                 -                 -
       1.200                      -               -               -                 -                 -                 -
       1.250                  7,384          12,335           5,153                 -                 -             1,911
       1.350                  2,104          11,874           1,225             4,109             1,107             8,517
       1.400                  4,252          30,127             534                 -                 -             5,277
       1.500                  3,158           3,242             165                 -                 -             2,141
       1.550                    106             265               -                 -                 -                 -
       1.600                  5,389           8,344           1,113             2,435               895             4,049
       1.645                    304               -             257                 -                 -                 -
       1.650                    839           4,407               -             1,584             1,199             3,769
       1.670                  1,771           3,274               -                 -                 -             1,015
       1.700                    311           6,746           1,997               848                 -                 -
       1.745                      -             135               -                 -                 -                 -
       1.750                 14,900          46,520             506             2,084             2,041             2,275
       1.770                    987          14,751             221               153                 -               461
       1.795                    373          27,955             452             1,833             2,719             4,361
       1.800                     92           1,964               -                 -                 -               984
       1.820                      -               -               -                 -                 -                 -
       1.850                  1,067          16,965               -             4,038               444             4,109
       1.895                      -               -               -                 -                 -                 -
       1.900                    486          11,545           1,529                 -               235               611
       1.910                    308           1,166             418               214               209             1,142
       1.920                  1,044          12,434               -                 -             3,742             1,059
       1.945                      -             583               -                 -                 -                 -
       1.950                    713           2,923             198                 -                 -                 -
       1.960                 11,576          24,752           2,389                 -                 -             6,010
       1.970                     99           9,780             350                 -                 -                 -
       1.995                      -               -               -                 -               791             1,698
       2.000                  3,621          11,002             997             9,535             2,488             3,611
       2.020                  7,749          13,637           1,231             1,353                 -             2,784
       2.045                      -           3,194             145             1,015               987            11,089
       2.050                     33           7,655             563               144             4,160             1,428
       2.070                      -           4,725             196             1,079                 -               263
       2.095                      -           2,381             443                 -                 -             1,135
       2.100                      -               -               -                 -                 -                 -
       2.120                  4,354           1,100               -                 -                 -                 -
       2.145                  1,640           6,526               -                 -               417               142
       2.150                  4,217              99               -                 -                 -             2,771
       2.160                    767           4,122               -             1,113             2,370             3,105
       2.170                    617          15,165             249               651                 2             5,137
       2.195                      3           4,228               -                 -                 -                 -
       2.200                    201           2,515               -                 -                 -                 -
       2.210                      -           5,792               -                 -                 -                 -
       2.220                      -               -              43                52                 -               848
       2.245                      -           1,152               -                 -                 -                 -
       2.250                      -           2,194               -                 -                 -                 -
       2.270                    460             784             464                 -                 -                79



                         JNL/AIM            JNL/AIM         JNL/AIM          JNL/Alger      JNL/Alliance      JNL/Eagle
                         Large Cap       Real Estate        Small Cap         Growth          Capital         Core Equity
                     Growth Portfolio     Portfolio     Growth Portfolio    Portfolio     Growth Portfolio    Portfolio
                     -----------------  --------------- ----------------- --------------- ----------------  ---------------
                     -----------------  --------------- ----------------- --------------- ----------------  ---------------
     M&E CLASS

       2.295                   70,711                -             2,233          11,395                -            3,419
       2.300                    5,776            1,428               849           1,605                               559
       2.310                        -              772                 -             700                -                -
       2.320                      556              535                 -               -                -           12,050
       2.345                      253                -                 -               -                -                -
       2.350                        -                -                 -               -                -                -
       2.360                        -                -               299               -                -                -
       2.370                    4,669               70               566           1,709                -            8,989
       2.395                        -                -                 -           1,265                -                -
       2.400                        -            1,564                 -               -                -                -
       2.410                        -                -                 -               -                -                -
       2.420                    1,924              802             5,662           1,578                -            4,881
       2.445                        -                -                 -               -                -                -
       2.450                    1,692               13             3,316             248                -              709
       2.460                        -            1,504                 -               -                -                -
       2.470                      595                -               567               -                -                -
       2.495                        -                -                 -               -                -                -
       2.500                      181                -                 -               -                -              312
       2.510                        -                -                 -               -                -                -
       2.520                        -                -                 -               -                -                -
       2.545                        -                -                 -               -                -                -
       2.550                        -                -                 -               -                -                -
       2.560                        -              601               909               -                -              688
       2.570                       54                -                 -               -                -                -
       2.595                    2,335              453                 5             774                -                -
       2.600                        -                -                 -               -                -                -
       2.610                        -                -                 -               -                -                -
       2.620                        -                -                 -               -                -                -
       2.645                      551                -                 -               -                -              194
       2.650                    3,220                -               558               -                -                -
       2.660                        -                -                 -               -                -                -
       2.670                    3,659              607             1,790              64                -              612
       2.695                    1,243                -             1,185               -                -                -
       2.700                        -              272                 -               -                -                -
       2.710                        -                -                 -               -                -                -
       2.720                      833                -                 -             477                -                -
       2.745                        -                -                 -               -                -                -
       2.750                        -                -                 -               -                -                -
       2.760                        -                -                 -               -                -                -
       2.800                        -            2,266             2,017               -                -              548
       2.810                        -                -                 -               -                -                -
       2.820                        -                -                 -               -                -                -
       2.850                        -                -                 -               -                -                -
       2.860                        -                -                 -               -                -                -
       2.870                        -                -                 -               -                -                -
       2.920                        -                -                 -               -                -                -
       2.945                        -                -                 -               -                -                -


                                                                        JNL/Franklin
                       JNL/Eagle         JNL/FMR         JNL/FMR          Templeton        JNL/Goldman      JNL/JPMorgan
                       SmallCap          Balanced     Capital Growth      Small Cap       Sachs Mid Cap     International
                   Equity Portfolio     Portfolio       Portfolio      Value Portfolio   Value Portfolio   Equity Portfolio
                   ------------------ --------------- ---------------  ----------------  ----------------  ----------------
                   ------------------ --------------- ---------------  ----------------  ----------------  ----------------
     M&E CLASS

       2.295                   2,467           7,769             446                 -             4,780               860
       2.300                       -          18,135             244               986             2,923             4,216
       2.310                       -           2,343             743             3,546               399               332
       2.320                       -          18,461               -                 -                 -               729
       2.345                      81           8,011              76                 7             1,118                 -
       2.350                       -           4,576               -                 -                 -                 -
       2.360                     204               -               -                 -                 -                 -
       2.370                   3,279           7,283           4,307                48                 -             2,873
       2.395                       -               -               -                 -                 -                 -
       2.400                       -          11,342           2,695                 -                 -                 -
       2.410                       -               -               -                 -                 -                 -
       2.420                   2,385           8,108              29               924               528             1,463
       2.445                       -               -               -                 -                 -               819
       2.450                   2,073           2,259             435                14             3,198             2,503
       2.460                       -               -               -                 -                 -               837
       2.470                       -               -               -                 -                 -                 -
       2.495                       -           1,602               -                 -                 -                 -
       2.500                       -             198               -                 -                 -             2,532
       2.510                       -               -               -                 -                 -                 -
       2.520                     305               -               -                 -                 -                 -
       2.545                     248               -               -                 -                 -                 -
       2.550                       -               -               -                 -                 -                 -
       2.560                     762          38,129               -             4,141                 -             1,111
       2.570                       -             119               -                 -                 -               100
       2.595                       -               -               -               202               391                 -
       2.600                       -               -               -                 -                 -                 -
       2.610                       -               -               -               752                 -               647
       2.620                       -               -               -                 -                 -               543
       2.645                       -               -               -                 -                 -                 -
       2.650                       -             989               -                 -                 -             3,209
       2.660                       -             488               -                 -                 -                 -
       2.670                   2,216               -             418               426                 -               359
       2.695                       -               -               -                 -                 -                 -
       2.700                       -             597             422                 -                 -                 -
       2.710                       -               -               -                 -                 -                 -
       2.720                   1,168           3,856               -                 -               914             1,159
       2.745                       -               -               -                 -                 -                 -
       2.750                       -               -               -                 -                 -                 -
       2.760                       -               -               -                 -                 -                 -
       2.800                   1,773           5,550               -                 -                 -             5,440
       2.810                       -               -               -                 -                 -                 -
       2.820                       -               -               -                 -                 -                 -
       2.850                       -               -               -                 -                 -                 -
       2.860                       -             631               -               579                 -                 -
       2.870                       -               -               -                 -                 -             1,133
       2.920                     629               -               -                 -                 -                 -
       2.945                       -               -               -                 -                 -                 -


                         JNL/AIM           JNL/AIM          JNL/AIM         JNL/Alger      JNL/Alliance       JNL/Eagle
                         Large Cap       Real Estate        Small Cap         Growth          Capital         Core Equity
                     Growth Portfolio     Portfolio     Growth Portfolio    Portfolio     Growth Portfolio    Portfolio
                     -----------------  --------------- ----------------- --------------- ----------------  ---------------
                     -----------------  --------------- ----------------- --------------- ----------------  ---------------
     M&E CLASS

       2.950                        -              482                 -               -                -                -
       2.960                        -                -                 -               -                -                -
       2.970                        -                -                 -               -                -                -
       2.995                        -                -                 -               -                -                -
       3.050                        -                -                 -               -                -                -
       3.060                        -                -             3,383               -                -                -
       3.095                        -                -                 -               -                -                -
       3.100                        -                -                 -               -                -                -
       3.110                        -                -                 -               -                -                -
       3.120                        -                -                 -               -                -                -
       3.145                        -                -                 -               -                -                -
       3.150                        -                -                 -               -                -                -
       3.170                        -                -                 -               -                -                -
       3.195                        -                -                 -               -                -                -
       3.200                        -                -                 -               -                -                -
       3.220                        -                -                 -               -                -                -
       3.245                        -                -                 -               -                -                -
       3.250                        -                -                 -               -                -                -
       3.270                        -                -                 -               -                -                -
       3.300                        -                -                 -               -                -                -
       3.360                        -                -                 -               -                -                -
       3.370                        -                -                 -               -                -                -
       3.400                        -                -                 -               -                -                -
       3.420                        -                -                 -               -                -                -
       3.445                        -                -                 -               -                -                -
       3.470                        -                -                 -               -                -                -
       3.520                        -                -                 -               -                -                -
       3.595                        -                -                 -               -                -                -
       3.600                        -                -                 -               -                -                -
       3.620                        -                -                 -               -                -                -
       3.645                        -                -                 -               -                -                -
       3.670                        -                -                 -               -                -                -
       3.720                        -                -                 -               -                -                -
       3.820                        -                -                 -               -                -                -
       4.000                        -                -                 -               -                -                -



 PERSPECTIVE
  Standard Benefit             66,744              651            43,298         448,399                -          100,853
 Contract Enhanced
 Benefit                       26,634            1,968            24,880          66,821                -           95,571
                     -----------------  --------------- ----------------- --------------- ----------------  ---------------
                     -----------------  --------------- ----------------- --------------- ----------------  ---------------

       Total                  409,313          102,089           282,592         618,313                -          348,338
                     =================  =============== ================= =============== ================  ===============
                     =================  =============== ================= =============== ================  ===============


                                                                          JNL/Franklin
                         JNL/Eagle         JNL/FMR         JNL/FMR          Templeton        JNL/Goldman      JNL/JPMorgan
                         SmallCap          Balanced     Capital Growth      Small Cap       Sachs Mid Cap     International
                     Equity Portfolio     Portfolio       Portfolio      Value Portfolio   Value Portfolio   Equity Portfolio
                     ------------------ --------------- ---------------  ----------------  ----------------  ----------------
                     ------------------ --------------- ---------------  ----------------  ----------------  ----------------
     M&E CLASS

       2.950                         -               -               -                 -                 -               912
       2.960                         -               -               -                 -                 -                 -
       2.970                         -               -               -                 -                 -                 -
       2.995                         -           1,100               -                 -                 -                 -
       3.050                         -               -               -                 -                 -                 -
       3.060                         -               -               -                 -                 -                 -
       3.095                         -               -               -                 -                 -                 -
       3.100                         -               -               -                 -                 -                 -
       3.110                         -               -               -                 -                 -                 -
       3.120                         -               -               -                 -                 -                 -
       3.145                         -               -               -                 -                 -                 -
       3.150                         -               -               -                 -                 -                 -
       3.170                         -               -               -                 -                 -                 -
       3.195                         -               -               -                 -                 -                 -
       3.200                         -               -               -                 -                 -                 -
       3.220                         -               -               -                 -                 -                 -
       3.245                         -               -               -                 -                 -                 -
       3.250                         -               -               -                 -                 -                 -
       3.270                         -               -               -                 -                 -                 -
       3.300                         -               -               -                 -                 -                 -
       3.360                         -               -               -                 -                 -                 -
       3.370                         -               -               -                 -                 -                 -
       3.400                         -               -               -                 -                 -                 -
       3.420                         -               -               -                 -                 -                 -
       3.445                         -               -               -                 -                 -                 -
       3.470                         -               -               -                 -                 -                 -
       3.520                         -               -               -                 -                 -                 -
       3.595                         -               -               -                 -                 -                 -
       3.600                         -               -               -                 -                 -                 -
       3.620                         -               -               -                 -                 -                 -
       3.645                         -               -               -                 -                 -                 -
       3.670                         -               -               -                 -                 -                 -
       3.720                         -               -               -                 -                 -                 -
       3.820                         -               -               -                 -                 -                 -
       4.000                         -               -               -                 -                 -                 -



 PERSPECTIVE
  Standard Benefit             146,271         205,647         409,294             1,849               998           162,270
 Contract Enhanced
 Benefit                        29,123         104,252          65,588             2,413               575            32,200
                     ------------------ --------------- ---------------  ----------------  ----------------  ----------------
                     ------------------ --------------- ---------------  ----------------  ----------------  ----------------

       Total                   275,038         789,803         505,535            48,127            39,630           308,028
                     ================== =============== ===============  ================  ================  ================
                     ================== =============== ===============  ================  ================  ================


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of units outstanding as of December 31, 2005 (continued):


                      JNL/JPMorgan          JNL/              JNL/          JNL/MCM         JNL/MCM         JNL/MCM
                      International    Lazard Mid Cap   Lazard Small Cap       25          Bond Index    Communications
                     Value Portfolio   Value Portfolio  Value Portfolio    Portfolio       Portfolio     Sector Portfolio
                     ----------------  ---------------  ----------------- -------------  --------------- ---------------
                     ----------------  ---------------  ----------------- -------------  --------------- ---------------
 M&E CLASS

       1.100                   6,582            1,292              2,243             -            1,860               -
       1.200                       -                -                  -             -            1,013               -
       1.250                  11,077            5,526              4,523         8,278            7,729          17,690
       1.350                  37,157           24,496             13,997        48,905           54,980           1,275
       1.400                   8,521            5,971              9,923        43,779            3,698           2,872
       1.500                   3,285            5,486              7,086        15,894            3,712             176
       1.550                     644               54              1,128         4,662            2,508               -
       1.600                   7,850           14,271             10,038        66,870           49,750           6,799
       1.645                     558              613                619           527              572               -
       1.650                  17,275           12,704              5,113        26,360           83,832               -
       1.670                   6,969           27,246             30,417        16,310            2,268               -
       1.700                  13,395            5,132              2,809        49,843            7,509           1,008
       1.745                       -              907                315         5,154            1,844               -
       1.750                  38,621           30,964              7,546       116,261           76,858             474
       1.770                   3,850            2,899              3,455        21,308           15,567               -
       1.795                   6,151            9,198             11,175        73,873            2,742           5,175
       1.800                   1,643           34,066              2,802        22,672           18,528           3,173
       1.820                     195              808                  -             -                -               -
       1.850                   8,089            4,192              5,352         9,161           17,777               -
       1.895                       -                -                  -         1,851            4,110               -
       1.900                   1,032            7,229                945        35,757           34,664           4,705
       1.910                   2,682            2,308              1,735        10,200            1,071               -
       1.920                     646           23,663             25,774        87,301            9,662          12,385
       1.945                   1,559              897              2,256         2,822              203               -
       1.950                   1,342            4,700              3,785        22,034            7,303          11,513
       1.960                  18,418           15,933             14,645       154,843            4,000               -
       1.970                     440            6,735              1,768         4,877              495               -
       1.995                     503              310              1,889         1,830                -               -
       2.000                  13,492           13,510              9,736        44,010           26,159           1,763
       2.020                  12,842           14,935              9,159        88,537           32,828           3,802
       2.045                   1,188              672              6,760        39,180           14,381               -
       2.050                   3,199            6,364              3,201        21,894           26,422               -
       2.070                  24,901              116                136        18,007           69,234           1,341
       2.095                   1,385            2,525              2,454         3,551              743               -
       2.100                       -                -                  -         3,593           16,309               -
       2.120                   9,402              775                616        22,063            1,005               -
       2.145                   1,048              498              2,081           805              693               -
       2.150                   5,494            4,392              1,823        21,992              520               -
       2.160                   8,359            4,876              1,699        26,763            3,379           4,394
       2.170                   5,676            2,887              2,149        20,381            5,293               -
       2.195                      47              434                514             -            6,828               -
       2.200                     492            4,638                606         4,897           18,152               -
       2.210                   2,993                -                  -         5,715            4,062               -
       2.220                     414            1,067              2,231         1,401              403               -
       2.245                       -               76                 86         2,468               98               -
       2.250                     769            9,215              3,883        17,272            1,624               -
       2.270                   4,900            2,998              3,350        11,349           25,276               -


                                         JNL/MCM
                        JNL/MCM          Enhanced         JNL/MCM        JNL/MCM         JNL/MCM          JNL/MCM
                    Consumer Brands    S&P 500 Stock     Financial        Global        Healthcare     International
                    Sector Portfolio  Index Portfolio  Sector Portfolio15 Portfolio   Sector PortfolioIndex Portfolio
                    ----------------- ---------------- --------------  -------------  --------------- ----------------
                    ----------------- ---------------- --------------  -------------  --------------- ----------------
 M&E CLASS

       1.100                       -            6,363              -              -                -                -
       1.200                       -                -              -              -                -              855
       1.250                     135           10,562            272         15,628            1,326           10,151
       1.350                   2,903           18,754          1,284         48,050            8,408           60,676
       1.400                     263           15,143              -         26,759            2,117            1,885
       1.500                     316           10,993            750         15,463            5,052            2,213
       1.550                   1,211            3,935          1,124          3,634                -              691
       1.600                   4,679           12,000          2,734         77,451           17,050           45,075
       1.645                       -                -              -            436                -            3,069
       1.650                   1,014           10,192          5,166         26,468           10,287          121,172
       1.670                   1,894           11,456             78         13,092            1,397            2,326
       1.700                       -            6,172              -         57,134           21,242            9,956
       1.745                       -                -              -          6,691               54              142
       1.750                   2,092           30,940          4,687         97,721           26,444           79,324
       1.770                     403           16,173             29         16,743            2,072           12,242
       1.795                       -            2,189              -         22,650                9            4,189
       1.800                   3,551            1,293          3,298         17,113            1,269           60,378
       1.820                       -                -              -              -                -                -
       1.850                   6,271            8,486          2,114         11,526           18,419            5,869
       1.895                       -            2,321              -          1,688                -              743
       1.900                     276              315            485         38,279            4,261          140,578
       1.910                     181            1,532              -         10,381            3,623           17,763
       1.920                     326            1,636            496         45,879            1,299            6,701
       1.945                       -              772              -          4,985              841              185
       1.950                   4,111            4,865          2,627         28,233           32,146           11,161
       1.960                     431           12,094              -         66,121            2,922           13,870
       1.970                       -            2,475          1,039          6,231              947            7,222
       1.995                       -                -              -          2,265            2,341              110
       2.000                  10,659           10,055          6,419         46,001           73,991           22,668
       2.020                       -           26,318          1,924         49,768            4,750           19,262
       2.045                       -           39,551            823         44,370            7,635           15,297
       2.050                       -            4,637              -         22,917            3,620           40,488
       2.070                     590            3,417          2,568          6,434            7,068           32,378
       2.095                       -              831              -          3,866            1,621               71
       2.100                       -                -              -          5,177                -            3,733
       2.120                       -                -              -         21,001            8,330            1,016
       2.145                     464                -            867          1,087                -            2,926
       2.150                       -            1,979              -         20,644            5,530            1,528
       2.160                   1,274              127            634         16,493            9,990            1,492
       2.170                     809            3,459          1,825         12,695            5,356            6,505
       2.195                     233                -            209          4,888              322            9,550
       2.200                       -                -              -          5,528                -           18,937
       2.210                       -                -              -          5,206            4,741           20,560
       2.220                       -            5,790              -          1,370              290            2,893
       2.245                       -            1,418              -          5,822                -                -
       2.250                   1,630            4,661            233         18,264              959           12,653
       2.270                       -           13,929              -         22,997            1,196           16,010



                       JNL/JPMorgan         JNL/              JNL/           JNL/MCM         JNL/MCM        JNL/MCM
                      International    Lazard Mid Cap   Lazard Small Cap       25          Bond Index    Communications
                     Value Portfolio   Value Portfolio  Value Portfolio    Portfolio       Portfolio     Sector Portfolio
                     ----------------  ---------------  ----------------- -------------  --------------- ---------------
                     ----------------  ---------------  ----------------- -------------  --------------- ---------------
     M&E CLASS

       2.295                   4,703           11,394             12,142        31,275           20,020               -
       2.300                   6,099            6,818              9,678        18,280           13,175               -
       2.310                   8,365            2,880              2,963         6,984            3,027               -
       2.320                   3,853            2,976              1,291         8,375           17,644           1,387
       2.345                   1,686              188                104         3,634              301               -
       2.350                     151              100                122         1,346                -               -
       2.360                   1,303                -                  -            32              687               -
       2.370                   7,032           11,102             10,305         6,124           38,726             545
       2.395                       -                -                  -         5,239                -               -
       2.400                   7,001            3,654              8,195           974            1,856               -
       2.410                       -                -                  -         4,158                -               -
       2.420                  23,916            7,616              7,187        29,344           24,841           7,311
       2.445                     241              624                  -         1,883           10,286               -
       2.450                   9,382            7,844             17,412         3,751                -               -
       2.460                   1,002              163                195           890            1,849           2,605
       2.470                   3,637              428              2,329           708            8,739               -
       2.495                       -              920              1,010         2,372            3,078               -
       2.500                       -            1,504              1,684             -            3,276               -
       2.510                       -                -                  -        11,759                -               -
       2.520                       -                -                  -           683                -               -
       2.545                       -            2,190                  -         2,751                -               -
       2.550                       -                -                  -             -                -               -
       2.560                   1,121            2,862              1,819         1,897              383             636
       2.570                     743            4,512                581         4,669            4,803               -
       2.595                     595                3                  -           550                -               -
       2.600                       -                -                  -             -              707               -
       2.610                       -              488                  -             -            1,572               -
       2.620                   3,188            1,617              1,962             -                -               -
       2.645                     335              604                706         7,020                -               -
       2.650                     365              241              2,628           327            1,608               -
       2.660                       -            1,757                  -             -                -               -
       2.670                   1,412            4,670              2,259         5,825            3,291               -
       2.695                       -            6,268                  -         5,943            3,585               -
       2.700                       -              675              1,106             -                -               -
       2.710                       -                -                  -             -                -               -
       2.720                   3,726            2,259                  -         6,845           14,126               -
       2.745                       -                -                  -             -                -               -
       2.750                       -                -                  -             -                -               -
       2.760                       -                -                  -           293                -               -
       2.800                     725            2,299              3,419         2,963                -               -
       2.810                   1,740                -                  -            48                -               -
       2.820                       -                -                  -           650              880               -
       2.850                       -                -                  -             -                -               -
       2.860                       -                -                  -             -            3,047               -
       2.870                   1,324              842              1,021             -                -               -
       2.920                   2,221            1,950                  -         3,606              963               -
       2.945                       -                -                  -             -                -               -


                                         JNL/MCM
                        JNL/MCM          Enhanced         JNL/MCM        JNL/MCM         JNL/MCM          JNL/MCM
                    Consumer Brands    S&P 500 Stock     Financial        Global        Healthcare     International
                    Sector Portfolio  Index Portfolio  Sector Portfolio15 Portfolio   Sector PortfolioIndex Portfolio
                    ----------------- ---------------- --------------  -------------  --------------- ----------------
                    ----------------- ---------------- --------------  -------------  --------------- ----------------
     M&E CLASS

       2.295                       -            2,076          1,430         10,658           14,214           16,991
       2.300                   6,115            7,188              -         15,063           27,504           15,495
       2.310                       -                -            608         10,315            4,032           14,379
       2.320                       -            4,353          5,608         15,224            5,325           22,450
       2.345                       -                -              -          3,728                -              966
       2.350                       -            1,418              -          1,317                -                -
       2.360                       -                -              -             34                -            5,056
       2.370                   1,570            3,730          7,365         12,355            3,077           26,212
       2.395                       -              233              -          6,513                -              314
       2.400                       -            6,526              -          1,053                -            8,476
       2.410                       -                -              -              -            2,666                -
       2.420                   1,793           10,413          3,483         44,135            9,029           21,287
       2.445                       -            1,252              -          1,072                -           11,674
       2.450                     636           13,574              -          3,155            1,510           18,018
       2.460                       -                -              -          1,581            1,520            3,885
       2.470                       -            1,271          2,127          1,871            3,252            7,743
       2.495                       -              934              -          2,476                -                -
       2.500                       -                -              -          1,765            1,106            2,654
       2.510                       -                -              -              -                -                -
       2.520                       -            1,262              -          2,158                -                -
       2.545                       -                -              -          4,080                -            2,994
       2.550                       -            2,407              -              -                -                -
       2.560                     238                -            232          4,044            1,303            6,768
       2.570                       -                -            696          4,482              974            3,163
       2.595                       -                -              -          2,106            1,203            3,930
       2.600                       -                -              -            102                -              227
       2.610                       -                -            730              -              765            1,277
       2.620                       -                -          2,907              -            3,188            1,891
       2.645                       -                -              -         10,393                -            1,805
       2.650                       -              551              -            653                -            1,242
       2.660                       -                -              -              -                -              966
       2.670                       -                -            928          8,811            1,038               73
       2.695                       -                -              -          6,517                -            2,774
       2.700                       -                -            541              -              971                -
       2.710                       -                -              -              -                -                -
       2.720                       -                -              -          3,142              682            9,761
       2.745                       -                -              -              -                -                -
       2.750                       -                -              -              -                -                -
       2.760                       -                -            324            301              372            1,275
       2.800                       -                -              -          3,154                -                -
       2.810                       -                -            799             44            4,553              289
       2.820                       -                -              -            673                -              240
       2.850                       -                -              -              -                -                -
       2.860                     660                -            549              -              621               83
       2.870                       -                -          1,186              -            1,318                -
       2.920                       -                -              -          3,795                -                -
       2.945                       -                -              -              -                -                -


                      JNL/JPMorgan          JNL/              JNL/          JNL/MCM         JNL/MCM         JNL/MCM
                      International    Lazard Mid Cap   Lazard Small Cap       25          Bond Index    Communications
                     Value Portfolio   Value Portfolio  Value Portfolio    Portfolio       Portfolio     Sector Portfolio
                     ----------------  ---------------  ----------------- -------------  --------------- ---------------
                     ----------------  ---------------  ----------------- -------------  --------------- ---------------
     M&E CLASS

       2.950                       -                -                402             -                -               -
       2.960                       -                -                  -             -                -               -
       2.970                       -                -                  -             -                -               -
       2.995                     447                -                  -             -                -               -
       3.050                       -                -                  -             -                -               -
       3.060                       -            2,473                  -             -                -               -
       3.095                       -                -                  -             -                -               -
       3.100                       -                -                  -             -                -               -
       3.110                       -                -                  -             -                -               -
       3.120                       -                -                  -             -                -               -
       3.145                       -                -                  -             -                -               -
       3.150                       -                -                  -             -                -               -
       3.170                       -                -                  -             -                -               -
       3.195                       -                -                  -             -                -               -
       3.200                       -                -                  -             -                -               -
       3.220                       -                -                  -             -                -               -
       3.245                       -                -                  -             -                -               -
       3.250                       -                -                  -             -                -               -
       3.270                       -                -                  -             -                -               -
       3.300                       -                -                  -             -                -               -
       3.360                       -            5,563                  -             -                -               -
       3.370                       -                -                  -             -                -               -
       3.400                       -                -                  -             -                -               -
       3.420                       -                -                  -             -                -               -
       3.445                       -                -                  -             -                -               -
       3.470                       -                -                  -             -                -               -
       3.520                       -                -                  -             -                -               -
       3.595                       -                -                  -             -                -               -
       3.600                       -                -                  -             -                -               -
       3.620                       -                -                  -             -                -               -
       3.645                       -                -                  -             -                -               -
       3.670                       -                -                  -             -                -               -
       3.720                       -                -                  -             -                -               -
       3.820                       -                -                  -             -                -               -
       4.000                       -                -                  -             -                -               -



 PERSPECTIVE
  Standard Benefit            23,960           54,075             68,047        37,110           13,261           4,427
 Contract Enhanced
 Benefit                      31,296           36,895             27,337         7,020           11,467           1,928
                     ----------------  ---------------  ----------------- -------------  --------------- ---------------
                     ----------------  ---------------  ----------------- -------------  --------------- ---------------

       Total                 446,654          508,032            407,726     1,430,628          874,862          97,384
                     ================  ===============  ================= =============  =============== ===============
                     ================  ===============  ================= =============  =============== ===============


                                          JNL/MCM
                        JNL/MCM          Enhanced         JNL/MCM        JNL/MCM         JNL/MCM          JNL/MCM
                    Consumer Brands    S&P 500 Stock     Financial        Global        Healthcare     International
                    Sector Portfolio  Index Portfolio  Sector Portfolio15 Portfolio   Sector PortfolioIndex Portfolio
                    ----------------- ---------------- --------------  -------------  --------------- ----------------
                    ----------------- ---------------- --------------  -------------  --------------- ----------------
     M&E CLASS

       2.950                       -                -              -              -                -                -
       2.960                       -                -              -              -                -                -
       2.970                       -            2,558              -              -                -                -
       2.995                       -                -              -              -                -                -
       3.050                       -                -              -              -                -                -
       3.060                       -                -              -              -                -                -
       3.095                       -                -              -              -                -                -
       3.100                       -                -              -              -                -                -
       3.110                       -                -              -              -                -                -
       3.120                       -                -              -              -                -                -
       3.145                       -                -              -              -                -                -
       3.150                       -                -              -              -                -                -
       3.170                       -                -              -              -                -                -
       3.195                       -                -              -              -                -                -
       3.200                       -                -              -              -                -                -
       3.220                       -            1,251              -              -                -                -
       3.245                       -                -              -              -                -                -
       3.250                       -                -              -              -                -                -
       3.270                       -                -              -              -                -                -
       3.300                       -                -              -              -                -                -
       3.360                       -                -              -          7,537                -                -
       3.370                       -                -              -              -                -                -
       3.400                       -                -              -              -                -                -
       3.420                       -                -              -              -                -                -
       3.445                       -                -              -              -                -                -
       3.470                       -                -              -              -                -                -
       3.520                       -                -              -              -                -                -
       3.595                       -                -              -              -                -                -
       3.600                       -                -              -              -                -                -
       3.620                       -                -              -              -                -                -
       3.645                       -                -              -              -                -                -
       3.670                       -                -              -              -                -                -
       3.720                       -                -              -              -                -                -
       3.820                       -                -              -              -                -                -
       4.000                       -                -              -              -                -                -



 PERSPECTIVE
  Standard Benefit             4,685           12,220          3,106         31,006            7,574           31,409
 Contract Enhanced
 Benefit                           -           12,316          3,648         14,127            4,543           35,092
                    ----------------- ---------------- --------------  -------------  --------------- ----------------
                    ----------------- ---------------- --------------  -------------  --------------- ----------------

       Total                  61,413          392,366         77,952      1,214,589          401,265        1,127,372
                    ================= ================ ==============  =============  =============== ================
                    ================= ================ ==============  =============  =============== ================


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of units outstanding as of December 31, 2005 (continued):


                        JNL/MCM           JNL/MCM          JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM
                         JNL 5            Nasdaq(R)       Oil & Gas      S&P 400 MidCap       S&P 500       Select Small
                       Portfolio       15 Portfolio     Sector Portfolio Index Portfolio   Index Portfolio  Cap Portfolio
                     ---------------  ----------------  ---------------  ----------------  ---------------  --------------
                     ---------------  ----------------  ---------------  ----------------  ---------------  --------------
 M&E CLASS

      1.100                       -                 -                -                 -            2,020               -
      1.200                       -                 -                -               871            1,098               -
      1.250                  14,880               640              915            27,280           37,819          20,166
      1.350                 619,436            14,939           14,704            72,069          107,735          40,427
      1.400                   6,222             2,157              855             7,954           36,653          27,996
      1.500                  22,032               145              241             7,621           25,619           3,979
      1.550                       -                 -                -               558            1,992           1,702
      1.600                 556,932            21,112           11,590           113,625          154,644          32,287
      1.645                       -                 -                -             5,352           11,242             350
      1.650                 208,963               733            8,172           128,824          164,796          21,832
      1.670                   9,058                 -            3,142            10,157            9,096          14,296
      1.700                   4,936               245            5,444            25,406           32,201          41,443
      1.745                  27,303             1,615              470                 -            1,162           2,877
      1.750                 871,347             8,395           19,209            91,031          116,125          83,264
      1.770                 202,746             2,401            5,274             9,165           39,047          12,399
      1.795                  11,642                 -            3,648            21,740           56,836          42,511
      1.800                  16,091                 -            1,482            33,649           45,586          11,995
      1.820                       -                 -                -                 -           24,644               -
      1.850                 114,773                 -            2,433             7,839           21,770           7,186
      1.895                       -                 -                -                 -                -           1,514
      1.900                 151,523            17,305            5,248           151,601          193,488          24,065
      1.910                  83,257               443            3,364             4,285           30,191           6,487
      1.920                   3,778               973           12,771             9,178           17,248          51,919
      1.945                   1,499                 -                -             1,034            5,567             703
      1.950                  81,762             7,313            1,106            18,594           39,514          20,335
      1.960                  93,086             1,272            8,498            63,862          104,161          90,721
      1.970                  21,721                 -              102             2,089            3,887           3,854
      1.995                  32,016                 -            1,107                 -              590           2,965
      2.000                 322,064            20,569           25,319            21,760           83,800          25,950
      2.020                  99,788             1,773           13,693            19,816           75,470          38,795
      2.045                  43,730                 -            3,875            19,785           83,093          36,247
      2.050                 193,872             2,030            5,202            48,056           57,426          17,883
      2.070                  98,624               250            2,025            24,691           58,127           4,368
      2.095                  11,584                 -                -             1,485            4,243           3,169
      2.100                  19,128               685               36             4,866            4,883           4,533
      2.120                       -                 -              729             6,990            4,226          18,055
      2.145                  58,181               201            1,113             2,406           23,058             414
      2.150                  45,774                 -                -             5,721            5,198          21,611
      2.160                  64,965             2,847            6,039             2,306           13,147          14,857
      2.170                 112,469               391            4,993             4,648           17,265           5,301
      2.195                   3,189                 -            1,181             8,887           13,418              75
      2.200                  24,615               320            1,235            17,793           25,236           5,271
      2.210                  19,742                 -            1,163            20,548           31,948           3,416
      2.220                  14,189                 -                -             3,007            7,207           1,255
      2.245                   5,477                 -            2,554               185                -           2,447
      2.250                  86,836               542              756            13,786           41,587          13,050
      2.270                  13,472                 -                -            34,196           61,035           6,681


                         JNL/MCM          JNL/MCM          JNL/MCM         JNL/MCM          JNL/MCM        JNL/MCM
                       Small Cap        Technology         Dow SM           S&P(R)       Value Line(R)       VIP
                    Index Portfolio   Sector Portfolio  10 Portfolio    10 Portfolio     25 Portfolio     Portfolio
                    ----------------- ---------------- --------------- ---------------  --------------- --------------
                    ----------------- ---------------- --------------- ---------------  --------------- --------------
 M&E CLASS

      1.100                        -                -               -               -                -              -
      1.200                      906                -               -               -                -              -
      1.250                   18,260            1,474           7,753           9,146                -          1,481
      1.350                   63,502           23,228          44,173          64,861           74,056         57,915
      1.400                    7,668            4,154          74,919          32,737           91,371          2,460
      1.500                    2,615            1,036          17,162          16,657              116          4,808
      1.550                       47                -           7,224           2,923              656              -
      1.600                   99,318           16,199          57,260          57,942           95,734         78,484
      1.645                    5,351                -             426             493                -              -
      1.650                  128,424           15,120          26,796          46,554           43,156         46,510
      1.670                    3,630              523          28,336          22,832           28,435          1,582
      1.700                   15,282               95          57,678          53,311           22,204          2,582
      1.745                      293              183           4,994           5,965            2,206            698
      1.750                   49,397           12,397         109,123          97,889          144,177         50,242
      1.770                    8,101              159          17,696          32,847           70,101          3,603
      1.795                   24,959                -         116,413          93,176          212,266              -
      1.800                   33,911            1,378          27,786          19,201            1,314              -
      1.820                        -                -               -               -                -              -
      1.850                    6,425            9,846          10,042          11,524            1,880              -
      1.895                      620                -           2,182           1,602                -              -
      1.900                  150,417            6,919          44,902          35,771           38,636         15,056
      1.910                    3,918            5,824          12,352          15,291           14,684         41,255
      1.920                    5,061            4,531         116,401          95,938          246,572              -
      1.945                    1,304                -             431             482           11,293              -
      1.950                   17,858            9,252          31,633          27,656           14,684          9,151
      1.960                   65,749            5,324         241,435         145,804          445,255         21,857
      1.970                    1,799              659           7,126           8,672            6,391            761
      1.995                        -                -             866           1,026                -         30,004
      2.000                    9,574           21,101          41,694          37,642           58,750         40,184
      2.020                   15,623            3,131         119,591          91,775          202,491          6,191
      2.045                   18,996            2,254          70,651          50,408           12,671          3,226
      2.050                   44,109              738          23,638          20,695           30,354          4,215
      2.070                   21,070            2,489          17,389           7,560           20,805          2,822
      2.095                      255                -           3,644           3,397            1,422              -
      2.100                    4,954                -           3,261           3,491              555            624
      2.120                    1,908              849          25,204          19,435            9,101              -
      2.145                    2,424                -             883           3,117            3,304          1,390
      2.150                      337                -          25,171          20,458           25,178              -
      2.160                    1,546            3,270          32,764          17,340           65,416         10,755
      2.170                    7,945            2,094           6,736          18,034           33,603          1,472
      2.195                    8,952              400              58           3,881           14,830          9,315
      2.200                   19,349              630           3,733           5,957           10,295          1,242
      2.210                   17,125            2,724           2,879           4,782            6,946          8,529
      2.220                    3,076                -           2,515           1,356                -              -
      2.245                        -                -           2,515           3,020            3,986              -
      2.250                   11,926            5,025           6,820           8,040            6,587         12,142
      2.270                   26,732                -          17,925          31,953           43,069              -



                         JNL/MCM           JNL/MCM          JNL/MCM           JNL/MCM          JNL/MCM         JNL/MCM
                         JNL 5            Nasdaq(R)        Oil & Gas      S&P 400 MidCap       S&P 500       Select Small
                       Portfolio       15 Portfolio     Sector Portfolio Index Portfolio   Index Portfolio  Cap Portfolio
                     ---------------  ----------------  ---------------  ----------------  ---------------  --------------
                     ---------------  ----------------  ---------------  ----------------  ---------------  --------------
     M&E CLASS

      2.295                  58,120               752            1,006            35,045           32,407           8,723
      2.300                  77,546             3,080            1,032            11,140           42,998           7,374
      2.310                  79,396                 -            2,471             9,784           13,448           6,274
      2.320                  13,993               457            1,445            25,477           33,733           7,204
      2.345                   9,161               143            1,475             1,774            2,855             385
      2.350                       -                 -                -               836                -           1,063
      2.360                   3,301                 -                -             5,357            6,671              31
      2.370                     273             1,685            1,731            36,909           48,025           3,678
      2.395                  12,038                 -                -               331            1,318           4,595
      2.400                  19,966                 -                -             8,776           14,258           3,293
      2.410                   2,518                 -                -                 -                -               -
      2.420                  96,872             2,986            9,087            11,302           36,524          21,771
      2.445                  45,187                 -                -            12,169           15,475               -
      2.450                  19,156                28              469             9,069           37,387           2,835
      2.460                   8,323                 -              562             5,038            6,199             212
      2.470                  24,226                 -            1,309             8,185           14,322             357
      2.495                       -                 -                -                 -                -               -
      2.500                  27,230            13,863              561             2,611            3,533               -
      2.510                       -                 -                -                 -                -               -
      2.520                  19,462                 -                -                 -            2,920               -
      2.545                     962                 -                -             3,046            7,380           3,603
      2.550                  11,115                 -                -                 -           11,061               -
      2.560                  28,998             3,203              916            11,000           10,113             102
      2.570                       -                 -              491             5,800           11,433           3,752
      2.595                   2,330                 5            1,369             2,803            7,087             167
      2.600                   1,379                 -                -                 -                -               -
      2.610                  15,695                 -              345             1,362            1,695             458
      2.620                   2,889               150            1,583             2,002            2,493             831
      2.645                   4,964                 -            3,641             2,637            2,265           5,077
      2.650                       -                 -                -             1,314            2,672           2,884
      2.660                   2,532                 -                -               974            1,227               -
      2.670                   3,659                 -              957                 -                -           4,222
      2.695                   8,053                 -                -             2,938            3,763           5,662
      2.700                   2,215                 -              345                 -            1,152               -
      2.710                  14,223                 -                -                 -                -               -
      2.720                   3,398                 -              358             9,900           14,000           2,090
      2.745                       -                 -                -                 -                -               -
      2.750                       -                 -                -                 -                -               -
      2.760                   1,595                 -              214             1,233            2,701             166
      2.800                  41,198             4,305              197             1,892            2,595             669
      2.810                  24,756                 -              538               448            1,153              26
      2.820                       -             1,877               95               246              291             120
      2.850                   2,663                 -                -                 -                -               -
      2.860                  11,625                 -              344                 -                -               -
      2.870                   1,440                 -              660                 -                -               -
      2.920                   7,133                 -            1,982                 -                -           2,956
      2.945                       -                 -                -                 -                -               -


                          JNL/MCM          JNL/MCM          JNL/MCM         JNL/MCM          JNL/MCM        JNL/MCM
                        Small Cap        Technology         Dow SM           S&P(R)        Value Line(R)       VIP
                     Index Portfolio   Sector Portfolio  10 Portfolio    10 Portfolio     25 Portfolio     Portfolio
                     ----------------- ---------------- --------------- ---------------  --------------- --------------
                     ----------------- ---------------- --------------- ---------------  --------------- --------------
     M&E CLASS

      2.295                    28,163                -           4,875          31,122           22,383              -
      2.300                     7,163            9,286          16,732          12,759           12,645         20,458
      2.310                     2,952            3,313           9,329           9,957           21,621         16,083
      2.320                    25,180           10,377          10,319           9,546           14,035            940
      2.345                       392              311             395           6,711           11,296          1,174
      2.350                         -                -           1,422           1,484                -              -
      2.360                     5,430                -              36              39              941              -
      2.370                    30,378               28           6,678           6,553            8,500          1,801
      2.395                       325                -           6,464           7,946                -              -
      2.400                     8,797            7,158           5,410           1,263                -              -
      2.410                         -                -               -               -                -              -
      2.420                    11,524            8,399          27,747          26,418           73,379         10,258
      2.445                    12,259                -             661               -              744              -
      2.450                    13,218           22,836          14,677           3,304            3,000              -
      2.460                     5,089                -           1,020           1,127              183          2,579
      2.470                    10,481            7,000           3,723           1,439            3,829              -
      2.495                         -                -           2,443           2,871                -              -
      2.500                     2,778            2,011           1,248           3,580            3,926              -
      2.510                         -                -               -               -                -              -
      2.520                         -                -               -               -            4,836              -
      2.545                     3,048                -           1,140           1,180                -              -
      2.550                         -                -               -               -                -              -
      2.560                     7,509              492             333           2,787           22,140          2,354
      2.570                     4,729            1,898             997           1,694                -              -
      2.595                     2,148                -             641           3,240            3,438          2,849
      2.600                         -                -               -               -                -              -
      2.610                     1,418            1,522             124               -            2,447              -
      2.620                     2,053            6,263               -               -            1,942              -
      2.645                     2,255                -           5,766          11,065            4,069          4,971
      2.650                     1,371                -             729               -              391              -
      2.660                     2,794                -               -               -                -              -
      2.670                         -            1,989           3,457           2,840            4,011              -
      2.695                     3,035                -              77           1,062                -              -
      2.700                         -                -               -               -            2,026              -
      2.710                         -                -               -               -                -              -
      2.720                    10,587                -           1,815           2,469            2,597            736
      2.745                         -                -               -               -                -              -
      2.750                         -                -               -               -                -              -
      2.760                     1,091                -             336             285                -          1,333
      2.800                     1,943                -           3,277           3,274                -              -
      2.810                       306                -              57              42            3,120            636
      2.820                       243                -             746             742            1,543          2,968
      2.850                         -                -               -               -                -              -
      2.860                         -                -               -             378                -              -
      2.870                         -            2,572               -               -                -              -
      2.920                         -                -             712           2,391           12,154              -
      2.945                         -                -               -               -                -              -


                        JNL/MCM           JNL/MCM          JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM
                         JNL 5            Nasdaq(R)        Oil & Gas      S&P 400 MidCap       S&P 500       Select Small
                       Portfolio       15 Portfolio     Sector Portfolio Index Portfolio   Index Portfolio  Cap Portfolio
                     ---------------  ----------------  ---------------  ----------------  ---------------  --------------
                     ---------------  ----------------  ---------------  ----------------  ---------------  --------------
     M&E CLASS

      2.950                   6,772                 -                -                 -                -               -
      2.960                   9,081                 -                -                 -                -               -
      2.970                       -                 -                -                 -            1,953               -
      2.995                       -                 -                -                 -                -               -
      3.050                       -                 -                -                 -                -               -
      3.060                       -                 -                -                 -                -               -
      3.095                       -                 -                -                 -                -               -
      3.100                       -                 -                -                 -                -               -
      3.110                   8,849                 -                -                 -                -               -
      3.120                       -                 -                -                 -                -               -
      3.145                       -                 -                -                 -                -               -
      3.150                       -                 -                -                 -                -               -
      3.170                       -                 -                -                 -                -               -
      3.195                       -                 -                -                 -                -               -
      3.200                       -                 -                -                 -                -               -
      3.220                       -                 -                -                 -            7,522               -
      3.245                       -                 -                -                 -                -               -
      3.250                       -                 -                -                 -                -               -
      3.270                       -                 -                -                 -                -               -
      3.300                       -                 -                -                 -                -               -
      3.360                       -                 -                -                 -                -           4,995
      3.370                       -                 -                -                 -                -               -
      3.400                       -                 -                -                 -                -               -
      3.420                       -                 -                -                 -                -               -
      3.445                       -                 -                -                 -                -               -
      3.470                       -                 -                -                 -                -               -
      3.520                       -                 -                -                 -                -               -
      3.595                       -                 -                -                 -                -               -
      3.600                       -                 -                -                 -                -               -
      3.620                       -                 -                -                 -                -               -
      3.645                       -                 -                -                 -                -               -
      3.670                       -                 -                -                 -                -               -
      3.720                       -                 -                -                 -                -               -
      3.820                       -                 -                -                 -                -               -
      4.000                       -                 -                -                 -                -               -



 PERSPECTIVE
  Standard Benefit           40,610             2,527           18,269            28,548           68,716          14,348
 Contract Enhanced
 Benefit                     25,158               526           10,910            41,819           67,283           6,667
                     ---------------  ----------------  ---------------  ----------------  ---------------  --------------
                     ---------------  ----------------  ---------------  ----------------  ---------------  --------------

       Total              5,192,762           144,883          244,050         1,376,481        2,435,726         917,241
                     ===============  ================  ===============  ================  ===============  ==============
                     ===============  ================  ===============  ================  ===============  ==============



                         JNL/MCM           JNL/MCM         JNL/MCM         JNL/MCM          JNL/MCM         JNL/MCM
                        Small Cap        Technology         Dow SM           S&P(R)        Value Line(R)       VIP
                     Index Portfolio   Sector Portfolio  10 Portfolio    10 Portfolio     25 Portfolio     Portfolio
                     ----------------- ---------------- --------------- ---------------  --------------- --------------
                     ----------------- ---------------- --------------- ---------------  --------------- --------------
     M&E CLASS

      2.950                         -                -               -               -                -          3,285
      2.960                         -                -               -               -                -              -
      2.970                         -                -               -               -                -              -
      2.995                         -                -               -               -                -              -
      3.050                         -                -               -               -                -              -
      3.060                         -                -               -               -              441            977
      3.095                         -                -               -               -                -              -
      3.100                         -                -               -               -                -              -
      3.110                         -                -               -               -                -              -
      3.120                         -                -               -               -                -              -
      3.145                         -                -               -               -                -              -
      3.150                         -                -               -               -                -              -
      3.170                         -                -               -               -                -              -
      3.195                         -                -               -               -                -              -
      3.200                         -                -               -               -                -              -
      3.220                         -                -               -               -                -              -
      3.245                         -                -               -               -                -              -
      3.250                         -                -               -               -                -              -
      3.270                         -                -               -               -                -              -
      3.300                         -                -               -               -                -              -
      3.360                         -                -               -               -            7,701              -
      3.370                         -                -               -               -                -              -
      3.400                         -                -               -               -                -              -
      3.420                         -                -               -               -                -              -
      3.445                         -                -               -               -                -              -
      3.470                         -                -               -               -                -              -
      3.520                         -                -               -               -                -              -
      3.595                         -                -               -               -                -              -
      3.600                         -                -               -               -                -              -
      3.620                         -                -               -               -                -              -
      3.645                         -                -               -               -                -              -
      3.670                         -                -               -               -                -              -
      3.720                         -                -               -               -                -              -
      3.820                         -                -               -               -                -              -
      4.000                         -                -               -               -                -              -



 PERSPECTIVE
  Standard Benefit             31,594            4,010          20,190          35,610           20,522          2,952
 Contract Enhanced
 Benefit                       37,180            6,729           6,753          28,872           30,643          6,466
                     ----------------- ---------------- --------------- ---------------  --------------- --------------
                     ----------------- ---------------- --------------- ---------------  --------------- --------------

       Total                1,208,149          259,200       1,632,509       1,476,691        2,415,053        553,376
                     ================= ================ =============== ===============  =============== ==============
                     ================= ================ =============== ===============  =============== ==============


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of units outstanding as of December 31, 2005 (continued):


                      JNL/Oppenheimer    JNL/Oppenheimer     JNL/PIMCO        JNL/Putnam      JNL/Putnam      JNL/Putnam
                       Global Growth          Growth        Total Return        Equity      Midcap Growth    Value Equity
                         Portfolio          Portfolio      Bond Portfolio     Portfolio       Portfolio        Portfolio
                      -----------------  ---------------- ----------------- --------------- --------------- ----------------
                      -----------------  ---------------- ----------------- --------------- --------------- ----------------
 M&E CLASS

       1.100                     4,026                 -             7,344               -               -                -
       1.200                         -                 -                 -               -               -                -
       1.250                    13,484             4,189            23,429             468          14,736            4,415
       1.350                    25,117            13,853            48,126           4,127           4,668            5,588
       1.400                    14,459             8,523            42,382           2,586          16,109            5,657
       1.500                     8,478             9,542            15,581             319             738            2,218
       1.550                     1,131                 -             1,155               -               -                -
       1.600                    20,973             6,621            24,262              49           2,295              485
       1.645                     1,429               195             6,114               -               -                -
       1.650                    13,416             1,428           111,505               -           3,290            2,660
       1.670                    14,821             2,858            27,088               -               -            2,185
       1.700                     4,773             2,017            29,135               -           2,955            2,136
       1.745                     4,184                72             5,149               -               -                -
       1.750                    34,906             8,985            90,661           1,520          29,981            2,329
       1.770                     8,805             4,053            98,419              82           1,052               85
       1.795                    19,079             2,824            81,031               -           2,014           10,405
       1.800                     3,131               748           118,298               -           1,211              426
       1.820                     1,552             1,466             4,723               -               -            1,033
       1.850                    13,805             2,212            19,966               -           1,273            2,111
       1.895                         -                 -                 -               -               -                -
       1.900                     1,937             5,635            11,463               -             805                -
       1.910                     7,318               378             6,438               -               -                -
       1.920                    10,613             6,187            43,191           1,258           1,475            1,625
       1.945                        31                 -            10,198               -               -              503
       1.950                     5,333             2,263            21,491             300           4,784            1,314
       1.960                    29,729             4,337           108,590           1,930           3,041            1,046
       1.970                       517                 -            13,477               -           2,336            1,098
       1.995                     3,913             5,507             2,612               -               -                -
       2.000                    22,598             1,002            29,333             536           2,730            5,241
       2.020                    14,390             4,754            57,975               -          12,567            6,295
       2.045                     2,630                 -             7,300               -          18,290            1,224
       2.050                     7,420             3,579            12,050               -           2,374                -
       2.070                     3,391               525             6,945               -              50                -
       2.095                     1,365               870             8,161           1,122               -              351
       2.100                         -                 -             4,580               -               -            1,605
       2.120                     3,129                 -               195               -               -              185
       2.145                     1,125               837            20,676             185             332              556
       2.150                     1,134                 -             9,981               -               -            1,837
       2.160                    10,741               401            11,996               -           2,749               57
       2.170                     1,860                 -             8,195             235               -                -
       2.195                     1,686               193             3,573               -             202                -
       2.200                     5,376                 -             1,076               -               -                -
       2.210                         -                 -             4,624               -               -                -
       2.220                     1,598             1,525             3,114               -               -                -
       2.245                       221                 -            20,757               -               -                -
       2.250                     7,139                 -             4,885               -           2,385              563
       2.270                     4,335             6,700            31,518             236               -              235


                        JNL/S&P            JNL/S&P                           JNL/S&P          JNL/S&P        JNL/Salomon
                        Managed           Managed          JNL/S&P          Managed           Managed       Brothers High
                      Aggressive        Conservative       Managed          Moderate          Moderate        Yield Bond
                   Growth Portfolio      Portfolio     Growth Portfolio    Portfolio      Growth Portfolio    Portfolio
                   ------------------  --------------- ----------------- ---------------  ----------------- ---------------
                   ------------------  --------------- ----------------- ---------------  ----------------- ---------------
 M&E CLASS

       1.100                       -                -                 -               -                  -           2,423
       1.200                       -                -                 -               -                  -               -
       1.250                  84,981                -           118,900           2,409             84,842          11,022
       1.350                  45,654           82,480           232,337          70,087            134,689          24,498
       1.400                  84,078                -           386,627               -            188,491          42,670
       1.500                  46,462              727            82,696               -            108,204           7,993
       1.550                   5,604                -             9,340               -             22,686           2,547
       1.600                 171,501           28,461           363,761          86,153            301,759          17,877
       1.645                      23                -             7,671               -             21,198           1,222
       1.650                  45,364           26,196           113,647          70,507            146,626          94,708
       1.670                  98,669                -            76,220             104            123,852          11,367
       1.700                 172,255                -           134,163          10,581             54,564          24,614
       1.745                     874           10,748            56,311               -             43,607           7,603
       1.750                  81,440           68,928           411,413         256,536            357,310          81,688
       1.770                  35,091            4,887            85,610          79,016             93,449           9,260
       1.795                 210,611                -           105,605               -             56,016          21,192
       1.800                  24,971            1,762            54,699           1,187             22,488           7,695
       1.820                  21,623                -             3,546               -             89,327           7,695
       1.850                  52,044            7,301            58,612          40,954             75,861           9,714
       1.895                       -                -            22,206               -                653               -
       1.900                  38,729            8,966            53,848          17,280            127,657             210
       1.910                  15,513           93,699            12,297          75,222             21,787           4,588
       1.920                 170,530                -           107,914           1,124             56,700          10,696
       1.945                     347                -               570               -                  -           2,939
       1.950                  89,299           14,411           101,508          21,578             29,556           7,008
       1.960                 340,845           16,705           177,439           3,122            154,398          33,563
       1.970                   7,655                -            13,087               -              4,499           6,827
       1.995                   1,045                -            44,020           9,806             47,421             621
       2.000                  40,750           20,896           184,636          32,916            142,985          13,127
       2.020                 107,849           12,710           248,243           9,533            125,615          22,477
       2.045                     388              683             3,094           1,949             19,440          11,036
       2.050                  11,130           14,655            15,119           9,005             32,281           7,958
       2.070                  25,961            2,132             5,393               9             27,898             712
       2.095                  26,053                -            17,032          13,043             59,765           4,978
       2.100                       -            7,245                 -          41,497             40,156               -
       2.120                  39,663                -            63,219          23,952              7,936           6,866
       2.145                   6,178           16,228            45,450           1,836             79,861           4,599
       2.150                  30,344           11,802             9,036               -              2,219           9,815
       2.160                  16,148           17,227                 -          13,048             52,133           4,201
       2.170                  50,930            5,593           122,594          31,948            238,505           6,524
       2.195                  23,937                -             3,364               -              1,951             172
       2.200                     809              819            10,844          17,586             20,692             366
       2.210                  19,113                -            10,094               -             19,295           3,005
       2.220                  13,873                -            32,210          15,143              1,381             309
       2.245                       -                -                 -               -              2,913             963
       2.250                   5,777            2,242            38,755           6,339             11,575           3,003
       2.270                 353,817                -            41,643          14,703             57,897           1,799



                       JNL/Oppenheimer   JNL/Oppenheimer      JNL/PIMCO       JNL/Putnam      JNL/Putnam      JNL/Putnam
                       Global Growth          Growth        Total Return        Equity      Midcap Growth    Value Equity
                         Portfolio          Portfolio      Bond Portfolio     Portfolio       Portfolio        Portfolio
                      -----------------  ---------------- ----------------- --------------- --------------- ----------------
                      -----------------  ---------------- ----------------- --------------- --------------- ----------------
     M&E CLASS

       2.295                    24,904             6,299            51,421             652             725              816
       2.300                     7,088             1,467            45,910           2,750           4,998            3,487
       2.310                    10,156             2,627            10,492               -           2,487              606
       2.320                     2,982             1,255             7,981             319             663              544
       2.345                       145                 -               888               -               -                -
       2.350                       140                 -                 -               -               -                -
       2.360                         -                 -                 -               -               -                -
       2.370                    19,863                 -            28,618              40               -            1,775
       2.395                     1,924                 -                 -               -             690                -
       2.400                     9,479             1,425                 -               -               -                -
       2.410                         -                 -             2,116               -               -                -
       2.420                    10,771                 -            17,405               -             729                -
       2.445                         -                 -            10,305               -               -                -
       2.450                    17,298            12,321             7,110               -               -                -
       2.460                         -                 -               130               -               -                -
       2.470                         -             3,706             7,091               -               -                -
       2.495                         -                 -               537               -               -                -
       2.500                       120                 -             1,001               -               -               81
       2.510                         -                 -                 -               -               -                -
       2.520                         -                 -                 -               -               -                -
       2.545                         -                 -                 -               -               -                -
       2.550                         -                 -             2,976               -               -                -
       2.560                    14,644             4,927             9,850               -               -                -
       2.570                     1,177                 -             4,737               -               -                -
       2.595                     2,250                 -             6,866               -               -                -
       2.600                         -                 -                 -               -               -                -
       2.610                         -                 -             1,253               -               -                -
       2.620                         -                 -             8,089               -               -                -
       2.645                     1,765                 -                 -               -               -                -
       2.650                       108                 -             5,891               -             788                -
       2.660                     2,493                 -                 -               -               -                -
       2.670                     1,169                 -             4,823             363               -                -
       2.695                         -                 -               156               -               -                -
       2.700                     1,096                 -             1,867               -               -                -
       2.710                         -                 -                 -               -               -                -
       2.720                         -               967             2,583               -               -                -
       2.745                         -                 -                 -               -               -                -
       2.750                         -                 -                 -               -               -                -
       2.760                     1,631                 -                 -               -               -                -
       2.800                       359                36            15,256               -           4,094            1,180
       2.810                     3,167                 -             7,777               -               -                -
       2.820                         -                 -                 -               -               -                -
       2.850                         -                 -                 -               -               -                -
       2.860                         -                 -               515               -               -                -
       2.870                         -                 -             2,178               -               -                -
       2.920                         -                 -               774               -               -                -
       2.945                         -             1,377                 -               -               -                -



                        JNL/S&P            JNL/S&P                           JNL/S&P          JNL/S&P        JNL/Salomon
                        Managed           Managed          JNL/S&P          Managed           Managed       Brothers High
                      Aggressive        Conservative       Managed          Moderate          Moderate        Yield Bond
                   Growth Portfolio      Portfolio     Growth Portfolio    Portfolio      Growth Portfolio    Portfolio
                   ------------------  --------------- ----------------- ---------------  ----------------- ---------------
                   ------------------  --------------- ----------------- ---------------  ----------------- ---------------
     M&E CLASS

       2.295                  10,522           25,720            12,578           4,250             46,765           3,448
       2.300                  12,188            1,120            60,955          26,311            113,267          16,554
       2.310                  18,316            3,707            71,245          53,509             40,608           5,615
       2.320                  49,940              187            14,339             224             47,296           1,599
       2.345                      14                -               669               -             13,658             161
       2.350                       -                -                 -             317             10,077           3,422
       2.360                 211,022                -             3,186             613                536               -
       2.370                 249,284                -            91,148          18,701             96,546           9,918
       2.395                   8,333                -             3,356          31,629              3,536               -
       2.400                       -                -               319               -              9,394           4,471
       2.410                       -                -                 -          36,877                  -               -
       2.420                 399,040            4,979            52,052         135,890             84,589             937
       2.445                     433                -             1,106           4,605              8,406               -
       2.450                   2,830            5,440            51,809           7,914             60,366           5,983
       2.460                       -              165               181           3,480              6,815             141
       2.470                   1,470                -             9,037           8,904             28,835           1,490
       2.495                       -                -               612               -                  -               -
       2.500                       -                -             5,641           4,563                  -             529
       2.510                       -                -                 -          21,327             26,814               -
       2.520                       -                -                 -               -              2,052               -
       2.545                       -                -                 -               -              2,901               -
       2.550                   4,376           28,149                 -               -             12,770               -
       2.560                  36,627              874            28,186          14,841             23,020             196
       2.570                   5,136                -            32,170               -             13,164              89
       2.595                       -                -             4,048           1,491              5,216             230
       2.600                       -                -            10,845           4,752                  -               -
       2.610                       -                -            15,688           6,337             12,316               -
       2.620                       -                -                 -           1,441              4,076               -
       2.645                   5,105                -             7,759           2,084                  -           6,624
       2.650                  16,614            1,879            21,983           1,965             53,817               -
       2.660                   2,669            2,419             2,617           7,917                411               -
       2.670                   2,844                -               827               -              6,132           1,111
       2.695                   1,359            6,755             3,257          11,332             19,686               -
       2.700                       -                -                 -               -              9,956           1,130
       2.710                       -                -                 -               -                  -               -
       2.720                       -                -            11,386           9,040                  -               -
       2.745                      74                -               618               -                  -               -
       2.750                       -                -                 -               -                  -               -
       2.760                       -            4,504            20,368               -                  -               -
       2.800                   3,262            4,555                76               -              7,205           4,439
       2.810                       -            4,836               326          26,857                928           3,543
       2.820                     565                -            16,412               -                770               -
       2.850                       -                -                 -               -                  -               -
       2.860                       -            1,239               190           7,743             25,156               -
       2.870                       -              372                 -           3,691                  -               -
       2.920                       -            4,073                 -             987                  -             753
       2.945                     961                -                 -               -                  -               -


                      JNL/Oppenheimer    JNL/Oppenheimer     JNL/PIMCO        JNL/Putnam      JNL/Putnam      JNL/Putnam
                       Global Growth          Growth        Total Return        Equity      Midcap Growth    Value Equity
                         Portfolio          Portfolio      Bond Portfolio     Portfolio       Portfolio        Portfolio
                      -----------------  ---------------- ----------------- --------------- --------------- ----------------
                      -----------------  ---------------- ----------------- --------------- --------------- ----------------
     M&E CLASS

       2.950                         -                 -             1,602               -               -                -
       2.960                         -                 -                 -               -               -                -
       2.970                         -                 -                 -               -               -                -
       2.995                         -                 -                 -               -               -                -
       3.050                         -                 -                 -               -               -                -
       3.060                     3,524                 -                 -               -               -                -
       3.095                         -                 -                 -               -               -                -
       3.100                         -                 -                 -               -               -                -
       3.110                         -                 -                 -               -               -                -
       3.120                         -                 -                 -               -               -                -
       3.145                         -                 -                 -               -               -                -
       3.150                         -                 -                 -               -               -                -
       3.170                         -                 -                 -               -               -                -
       3.195                         -                 -                 -               -               -                -
       3.200                         -                 -                 -               -               -                -
       3.220                         -                 -                 -               -               -                -
       3.245                         -                 -                 -               -               -                -
       3.250                         -                 -                 -               -               -                -
       3.270                         -                 -                 -               -               -                -
       3.300                         -                 -                 -               -               -                -
       3.360                         -                 -                 -               -               -                -
       3.370                         -                 -                 -               -               -                -
       3.400                         -                 -                 -               -               -                -
       3.420                         -                 -                 -               -               -                -
       3.445                         -                 -                 -               -               -                -
       3.470                         -                 -                 -               -               -                -
       3.520                         -                 -                 -               -               -                -
       3.595                         -                 -                 -               -               -                -
       3.600                         -                 -                 -               -               -                -
       3.620                         -                 -                 -               -               -                -
       3.645                         -                 -                 -               -               -                -
       3.670                         -                 -                 -               -               -                -
       3.720                         -                 -                 -               -               -                -
       3.820                         -                 -                 -               -               -                -
       4.000                         -                 -                 -               -               -                -



 PERSPECTIVE
  Standard Benefit              87,846            26,014           187,891         266,511          58,999          393,800
 Contract Enhanced
 Benefit                        83,583            36,682           125,622          28,928          45,336          110,414
                      -----------------  ---------------- ----------------- --------------- --------------- ----------------
                      -----------------  ---------------- ----------------- --------------- --------------- ----------------

       Total                   666,780           213,382         1,800,473         314,516         253,951          578,171
                      =================  ================ ================= =============== =============== ================
                      =================  ================ ================= =============== =============== ================



                           JNL/S&P           JNL/S&P                           JNL/S&P           JNL/S&P        JNL/Salomon
                           Managed           Managed          JNL/S&P          Managed           Managed       Brothers High
                         Aggressive        Conservative       Managed          Moderate          Moderate        Yield Bond
                      Growth Portfolio      Portfolio     Growth Portfolio    Portfolio      Growth Portfolio    Portfolio
                      ------------------  --------------- ----------------- ---------------  ----------------- ---------------
                      ------------------  --------------- ----------------- ---------------  ----------------- ---------------
     M&E CLASS

       2.950                          -                -                 -               -              5,539             451
       2.960                          -                -                 -               -                  -               -
       2.970                          -                -                 -               -                  -               -
       2.995                          -                -             6,536               -              4,595             452
       3.050                          -                -                 -               -                  -               -
       3.060                          -                -             7,770           1,034              1,193               -
       3.095                        411                -                 -               -                  -               -
       3.100                          -                -                 -               -                  -               -
       3.110                          -                -                 -               -                  -               -
       3.120                          -                -                 -               -                  -               -
       3.145                          -                -                 -               -                  -               -
       3.150                          -                -                 -               -                  -               -
       3.170                          -                -                 -               -                  -               -
       3.195                          -                -             2,129               -                  -               -
       3.200                          -                -                 -               -                  -               -
       3.220                          -                -                 -               -                  -               -
       3.245                          -                -                 -               -                  -               -
       3.250                          -                -                 -               -                  -               -
       3.270                          -                -                 -               -                  -               -
       3.300                          -                -                 -               -                  -               -
       3.360                     10,079                -                 -               -                  -               -
       3.370                          -                -                 -               -                  -               -
       3.400                          -                -                 -               -                  -               -
       3.420                          -                -                 -               -                  -               -
       3.445                          -                -                 -               -                  -               -
       3.470                          -                -                 -               -                  -               -
       3.520                          -                -                 -               -                  -               -
       3.595                          -                -                 -               -                  -               -
       3.600                          -                -                 -               -                  -               -
       3.620                          -                -                 -               -                  -               -
       3.645                          -                -                 -               -                  -               -
       3.670                          -                -                 -               -                  -               -
       3.720                          -                -                 -               -                  -               -
       3.820                          -                -                 -               -                  -               -
       4.000                          -                -                 -               -                  -               -



 PERSPECTIVE
  Standard Benefit              742,158            2,643           702,546          19,295            642,849         184,201
 Contract Enhanced
 Benefit                        752,307           10,719           756,012          48,131            403,202         228,228
                      ------------------  --------------- ----------------- ---------------  ----------------- ---------------
                      ------------------  --------------- ----------------- ---------------  ----------------- ---------------

       Total                  5,165,867          591,838         5,714,755       1,506,225          5,166,600       1,039,865
                      ==================  =============== ================= ===============  ================= ===============
                      ==================  =============== ================= ===============  ================= ===============


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of units outstanding as of December 31, 2005 (continued):

                                             JNL/Salomon
                         JNL/Salomon          Brothers
                           Brothers        U.S. Government     JNL/Select       JNL/Select       JNL/Select
                        Strategic Bond        & Quality         Balanced       Global Growth      Large Cap
                          Portfolio        Bond Portfolio       Portfolio        Portfolio     Growth Portfolio
                       -----------------  ------------------ ----------------  --------------  ----------------
                       -----------------  ------------------ ----------------  --------------  ----------------
 M&E CLASS

       1.100                      5,600                   -                -               -                 -
       1.200                          -                   -                -               -                 -
       1.250                      4,298               1,959            4,661               -             1,044
       1.350                     17,140              14,995            8,821             792             3,535
       1.400                      7,539              17,066           10,827               -               286
       1.500                      3,234               4,189            1,931               -                 -
       1.550                      2,009               3,312            1,697               -               244
       1.600                      6,746               3,315            8,785             564             2,466
       1.645                        222                 406            1,722               -                 -
       1.650                     20,598              13,043            7,510              71             7,888
       1.670                      4,541               2,326            5,513               -               757
       1.700                      7,523               7,447            4,964               -             1,415
       1.745                          -               6,123               60               -                 -
       1.750                     27,646              28,725           14,338               -                16
       1.770                      6,271               3,612           27,471             614             1,031
       1.795                      6,263               9,463           11,692               -               357
       1.800                      1,752               1,222            4,324           2,090            22,285
       1.820                          -              12,761              640               -                 -
       1.850                     11,246              11,468           15,764               -                 -
       1.895                          -                   -                -               -                 -
       1.900                     15,618                 442           13,713             345                 -
       1.910                      5,788               3,769              282             109               872
       1.920                     11,150               4,254            5,876               -               507
       1.945                      1,228                 574              507               -                 -
       1.950                      6,222                 609            3,180           2,026             3,206
       1.960                     15,619               3,524           12,248               -             1,802
       1.970                      6,913               1,666            3,898               -               449
       1.995                          -               2,667            1,154               -                 -
       2.000                     19,105               3,658            4,374           1,404             3,467
       2.020                     10,429               7,393           10,976           2,862             1,902
       2.045                      2,130               1,404           10,435             133                 -
       2.050                      9,909               1,039            5,705               -                 -
       2.070                      3,633               5,015              606               -                 -
       2.095                      1,448               4,672              982               -               128
       2.100                      1,710                   -                -               -                 -
       2.120                        152                 409              413               -             2,965
       2.145                      2,511               6,032           17,539               -                 -
       2.150                      4,972               9,291            2,297               -               479
       2.160                      5,407               4,847            2,301           1,021               237
       2.170                     12,762               1,661              899           2,724               486
       2.195                        122               1,887            2,916               -                 -
       2.200                        835                  34              969               -               305
       2.210                          -                   -                -               -                 -
       2.220                        168                 101            2,661               -                 -
       2.245                        312                   -               54               -                 -
       2.250                      2,085               3,528            2,430             345               601
       2.270                      5,853               1,003            6,141               -                 -


                                                           JNL/T.Rowe      JNL/T. Rowe
                       JNL/Select           JNL/            Price         Price Mid-Cap    JNL/T. Rowe
                      Money Market      Select Value     Established         Growth        Price Value
                        Portfolio        Portfolio     Growth Portfolio     Portfolio       Portfolio
                     ----------------  --------------- -----------------  --------------  ---------------
                     ----------------  --------------- -----------------  --------------  ---------------
 M&E CLASS

       1.100                       -            3,325             4,865           1,625            8,298
       1.200                       -                -                 -               -                -
       1.250                       -            6,960             6,950          10,985           24,287
       1.350                  47,529            7,129           231,437         165,797          451,049
       1.400                   9,268            2,683             6,567           8,052           25,139
       1.500                     759            1,934             4,869           4,917           10,412
       1.550                       -              800               695           1,032            3,431
       1.600                   3,820            7,822            29,584          22,283           58,758
       1.645                       -            1,086               256             516            1,451
       1.650                  79,243            3,626            18,760          19,809           61,814
       1.670                  24,303            2,040             4,362          14,710           12,620
       1.700                       -            1,520             3,374           1,520           12,531
       1.745                       -                -               455           1,488              855
       1.750                   2,619            9,948             1,825           6,503           18,930
       1.770                   6,189            2,362             5,084           1,832           19,706
       1.795                  41,654           14,469            11,836           6,562           22,204
       1.800                   9,173            3,355             1,188          21,276           53,889
       1.820                       -            1,413                 -              74              489
       1.850                   2,673            4,768            14,379           8,228           31,420
       1.895                       -                -                 -               -                -
       1.900                       -            3,019             2,681           1,523           10,884
       1.910                   1,563            1,648             2,727           1,885            4,103
       1.920                     769            3,896             5,901          14,610           12,570
       1.945                  12,833              221               922             732              966
       1.950                     988            2,889            13,809          11,817           27,410
       1.960                   7,409           31,764            13,158          14,645           48,572
       1.970                       -            3,263             2,227             607            2,556
       1.995                       -                -                 -           1,086            1,702
       2.000                   7,607            4,313             2,070           7,354           23,753
       2.020                  24,726           11,565            11,595           7,176           43,563
       2.045                   1,675              288             2,126           1,023            5,678
       2.050                   5,186              731             1,962           2,494           13,565
       2.070                       -              296               916           1,336              787
       2.095                  25,870              946             1,647           1,438            5,412
       2.100                   9,152                -             1,252           1,542            4,783
       2.120                       -            1,833                 -           2,064              742
       2.145                       -                -             2,187               -            2,726
       2.150                       -            5,418             7,352           6,204            9,863
       2.160                   9,136              896             3,265           3,212            4,077
       2.170                  22,608            2,252               709           4,042            1,482
       2.195                       -              605               145              45              915
       2.200                      43              147             1,151           1,967            4,434
       2.210                       -                -                 -               -                -
       2.220                       -              706             1,682           2,318            4,332
       2.245                       -               74                 -              40              406
       2.250                     328              445            29,349          17,854           48,510
       2.270                   2,997            6,030             4,350           4,762           16,895



                                             JNL/Salomon
                         JNL/Salomon          Brothers
                           Brothers        U.S. Government     JNL/Select       JNL/Select       JNL/Select       JNL/Select
                        Strategic Bond        & Quality         Balanced       Global Growth      Large Cap      Money Market
                          Portfolio        Bond Portfolio       Portfolio        Portfolio     Growth Portfolio    Portfolio
                       -----------------  ------------------ ----------------  --------------  ----------------  --------------
                       -----------------  ------------------ ----------------  --------------  ----------------  --------------
      M&E CLASS

       2.295                      7,272              10,070            5,516           2,649               511       1,026,415
       2.300                      5,734              12,915            1,668               -             3,813          27,673
       2.310                      4,251               1,206              223               -                 -          18,707
       2.320                        763               4,087            9,591               -               191          97,060
       2.345                         81                 630            2,174               -                 -           7,263
       2.350                          -                   -               79               -                 -               -
       2.360                          -                   -                -               -                 -               -
       2.370                      5,453              10,338           10,924               -             1,799          14,993
       2.395                          -                   -              224               -                 -               -
       2.400                      1,306                   -            2,213           1,894             4,951               -
       2.410                      1,639                   -            1,325               -                 -               -
       2.420                      7,987               1,027            4,332              42             5,841             470
       2.445                        580                 779                -               -                 -               -
       2.450                      1,504                 692              781           6,382            12,525         113,512
       2.460                          -                 120              734               -                 -               -
       2.470                        254               1,508                -               -                 -               -
       2.495                          -                   -                -               -                 -               -
       2.500                        629                 135              249               -                 -               -
       2.510                          -                   -                -               -                 -               -
       2.520                          -                   -                -               -               243               -
       2.545                          -                   -                -               -                 -               -
       2.550                      3,057                   -                -               -                 -               -
       2.560                        141               1,331              111               -             1,053          34,435
       2.570                          -                  75                -               -                 -               -
       2.595                      1,464                   -            3,145               -                 -               -
       2.600                          -                   -                -               -                 -               -
       2.610                          -                   -                -               -                 -             970
       2.620                          -                   -                -               -                 -               -
       2.645                      2,679                   -                -               -                 -          28,152
       2.650                          -               2,546                -               -                 -               -
       2.660                          -                   -            1,860               -                 -               -
       2.670                      1,604                 959                -               -                 -          10,170
       2.695                          -                   -                -               -               458          45,271
       2.700                      1,086                   -              593               -               131             221
       2.710                          -                   -                -               -                 -               -
       2.720                          -                   -            1,350               -               885               -
       2.745                          -                   -                -               -                 -               -
       2.750                          -                   -                -               -                 -               -
       2.760                          -                   -              906               -                 -               -
       2.800                      4,273                   -            2,063               -             3,336               -
       2.810                      1,614                   -            1,624               -                 -           3,327
       2.820                          -                   -                -               -                 -               -
       2.850                          -                   -                -               -                 -               -
       2.860                        400                   -                -               -                 -               -
       2.870                          -                   -                -               -                 -               -
       2.920                          -                 494                -               -               498               -
       2.945                          -                   -                -               -                 -               -


                                          JNL/T.Rowe      JNL/T. Rowe
                         JNL/              Price         Price Mid-Cap   JNL/T. Rowe
                     Select Value       Established         Growth       Price Value
                       Portfolio      Growth Portfolio     Portfolio      Portfolio
                    ----------------  -----------------  -------------- ---------------
                    ----------------  -----------------  -------------- ---------------
      M&E CLASS

       2.295                    454              2,069          10,732          15,731
       2.300                  4,440              6,144           2,501          11,091
       2.310                      -                  -             761           1,351
       2.320                  4,832                978           2,147           4,837
       2.345                    214                 94               2             525
       2.350                      -                491              50               -
       2.360                      -                  -             172               -
       2.370                 13,347              5,945           2,146          22,440
       2.395                      -                402             407           2,495
       2.400                  2,436              5,035           3,485           4,484
       2.410                      -                  -               -               -
       2.420                  3,935              4,392           6,485           5,558
       2.445                      -                  -             330           2,245
       2.450                  5,872              8,374           6,704          10,348
       2.460                     52                  -             170             426
       2.470                    788                618           2,238           1,469
       2.495                      -                312               -           1,104
       2.500                      -                240              43             309
       2.510                      -                  -               -               -
       2.520                  2,571                  -             122             779
       2.545                    418                  -             379               -
       2.550                      -                  -               -           1,484
       2.560                    645                757             745           3,298
       2.570                     72                  -               -             516
       2.595                      -                526             812               -
       2.600                      -                  -              99               -
       2.610                      -                  -               -               -
       2.620                      -                  -               -             547
       2.645                      -                265             629               -
       2.650                  2,980                215           2,547             488
       2.660                      -                  -               -           2,293
       2.670                    782              1,233           1,878           2,484
       2.695                      -                 46               -             833
       2.700                      -                194             496               -
       2.710                      -                  -               -               -
       2.720                  2,409              1,565             459             571
       2.745                      -                  -               -               -
       2.750                      -                  -               -               -
       2.760                      -                  -               -               -
       2.800                      -                  -           2,563          10,366
       2.810                      -                  -               -               -
       2.820                      -                  -               -               -
       2.850                      -                  -               -               -
       2.860                    449                273             235               -
       2.870                      -                  -               -               -
       2.920                  1,077                  -             336               -
       2.945                      -                492             387               -


                                             JNL/Salomon
                         JNL/Salomon          Brothers
                           Brothers        U.S. Government     JNL/Select       JNL/Select       JNL/Select       JNL/Select
                        Strategic Bond        & Quality         Balanced       Global Growth      Large Cap      Money Market
                          Portfolio        Bond Portfolio       Portfolio        Portfolio     Growth Portfolio    Portfolio
                       -----------------  ------------------ ----------------  --------------  ----------------  --------------
                       -----------------  ------------------ ----------------  --------------  ----------------  --------------
      M&E CLASS

       2.950                          -                   -                -               -               949               -
       2.960                          -                   -                -               -                 -               -
       2.970                          -                   -                -               -                 -               -
       2.995                          -                   -                -               -                 -               -
       3.050                          -                   -                -               -                 -               -
       3.060                          -                   -                -               -                 -               -
       3.095                          -                   -                -               -                 -               -
       3.100                          -                   -                -               -                 -               -
       3.110                          -                   -                -               -                 -               -
       3.120                          -                   -                -               -                 -               -
       3.145                          -                   -                -               -                 -               -
       3.150                          -                   -                -               -                 -               -
       3.170                          -                   -                -               -                 -               -
       3.195                          -                   -                -               -                 -               -
       3.200                          -                   -                -               -                 -               -
       3.220                          -                   -                -               -                 -               -
       3.245                          -                   -                -               -                 -               -
       3.250                          -                   -                -               -                 -               -
       3.270                          -                   -                -               -                 -               -
       3.300                          -                   -                -               -                 -               -
       3.360                          -                   -                -               -                 -               -
       3.370                          -                   -                -               -                 -               -
       3.400                          -                   -                -               -                 -               -
       3.420                          -                   -                -               -                 -               -
       3.445                          -                   -                -               -                 -               -
       3.470                          -                   -                -               -                 -               -
       3.520                          -                   -                -               -                 -               -
       3.595                          -                   -                -               -                 -               -
       3.600                          -                   -                -               -                 -               -
       3.620                          -                   -                -               -                 -               -
       3.645                          -                   -                -               -                 -               -
       3.670                          -                   -                -               -                 -               -
       3.720                          -                   -                -               -                 -               -
       3.820                          -                   -                -               -                 -               -
       4.000                          -                   -                -               -                 -               -



 PERSPECTIVE
  Standard Benefit              104,014             228,344          248,099         299,401           490,658         272,537
 Contract Enhanced
 Benefit                         81,199             151,988          115,662             163            36,356          67,849
                       -----------------  ------------------ ----------------  --------------  ----------------  --------------
                       -----------------  ------------------ ----------------  --------------  ----------------  --------------

        Total                   517,693             640,155          658,722         325,631           622,928       2,129,145
                       =================  ================== ================  ==============  ================  ==============
                       =================  ================== ================  ==============  ================  ==============


                                            JNL/T.Rowe       JNL/T. Rowe
                            JNL/              Price         Price Mid-Cap   JNL/T. Rowe
                        Select Value       Established         Growth       Price Value
                          Portfolio      Growth Portfolio     Portfolio      Portfolio
                       ----------------  -----------------  -------------- ---------------
                       ----------------  -----------------  -------------- ---------------
      M&E CLASS

       2.950                       764                  -             539           2,685
       2.960                         -                  -               -               -
       2.970                         -                  -               -             795
       2.995                         -                258             137             468
       3.050                         -                  -               -               -
       3.060                         -                  -           1,300               -
       3.095                         -                  -               -               -
       3.100                         -                  -               -               -
       3.110                         -                  -               -               -
       3.120                         -                  -               -               -
       3.145                         -                  -               -               -
       3.150                         -                  -               -               -
       3.170                         -                  -               -               -
       3.195                         -                  -               -               -
       3.200                         -                  -               -               -
       3.220                         -                  -               -             768
       3.245                         -                  -               -               -
       3.250                         -                  -               -               -
       3.270                         -                  -               -               -
       3.300                         -                  -               -               -
       3.360                         -                  -               -               -
       3.370                         -                  -               -               -
       3.400                         -                  -               -               -
       3.420                         -                  -               -               -
       3.445                         -                  -               -               -
       3.470                         -                  -               -               -
       3.520                         -                  -               -               -
       3.595                         -                  -               -               -
       3.600                         -                  -               -               -
       3.620                         -                  -               -               -
       3.645                         -                  -               -               -
       3.670                         -                  -               -               -
       3.720                         -                  -               -               -
       3.820                         -                  -               -               -
       4.000                         -                  -               -               -



 PERSPECTIVE
  Standard Benefit              28,345            358,440         302,039         189,127
 Contract Enhanced
 Benefit                        10,869            146,831         111,921         173,576
                       ----------------  -----------------  -------------- ---------------
                       ----------------  -----------------  -------------- ---------------

        Total                  246,236          1,005,858         874,981       1,593,460
                       ================  =================  ============== ===============
                       ================  =================  ============== ===============


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2005:


                         JNL/AIM          JNL/AIM          JNL/AIM         JNL/Alger       JNL/Alliance       JNL/Eagle
                         Large Cap      Real Estate       Small Cap          Growth           Capital         Core Equity
                     Growth Portfolio    Portfolio     Growth Portfolio    Portfolio      Growth Portfolio    Portfolio
                     ----------------- --------------- ----------------  ---------------  ----------------  ---------------
                     ----------------- --------------- ----------------  ---------------  ----------------  ---------------
 M&E CLASS

       1.100                 $ 44,330             $ -              $ -         $ 45,972               $ -        $ 119,950
       1.200                        -               -                -                -                 -                -
       1.250                   78,095               -          199,241          108,249                 -           49,213
       1.350                  121,145         108,457           36,996          342,568                 -           91,884
       1.400                  174,372               -          151,544           49,919                 -          132,135
       1.500                   50,063               -           87,048           99,498                 -           33,012
       1.550                    3,476               -                -            9,020                 -           10,716
       1.600                  160,555         112,671           81,105           82,485                 -           85,474
       1.645                    5,432               -              295            1,367                 -                -
       1.650                   75,812         231,550           15,026            5,428                 -           46,048
       1.670                  123,775               -          351,557           36,419                 -           59,077
       1.700                   19,927          22,849           15,544           41,866                 -           48,398
       1.745                    3,732             767            3,363            3,167                 -           38,310
       1.750                  193,597         170,360          208,091           30,874                 -           76,900
       1.770                   58,887           9,707           16,711           39,689                 -           33,068
       1.795                  221,341          20,760           20,023          186,133                 -          227,711
       1.800                   25,055               -            8,935            2,038                 -           13,572
       1.820                        -               -                -                -                 -            3,025
       1.850                   88,958               -           39,521           55,068                 -          143,597
       1.895                        -               -                -                -                 -                -
       1.900                   14,038          22,640                -                -                 -                -
       1.910                   19,919           8,838           21,667           28,293                 -           10,347
       1.920                   98,890               -          338,940           40,666                 -          150,920
       1.945                    9,708               -           18,617                -                 -                -
       1.950                   18,096           9,702           11,341           26,412                 -           25,236
       1.960                  398,922               -          109,557           86,893                 -           85,401
       1.970                   41,121               -            6,906           10,094                 -           48,411
       1.995                  105,328          20,202                -           47,583                 -                -
       2.000                   93,551         125,773           98,495           11,393                 -           23,215
       2.020                  171,807          38,264          162,633           92,209                 -          243,976
       2.045                    8,003               -           22,335            2,995                 -            7,972
       2.050                   19,126          18,143           39,671           38,176                 -            3,164
       2.070                    3,949               -           55,467                -                 -            4,646
       2.095                        -               -                -            6,111                 -           31,255
       2.100                        -               -                -                -                 -                -
       2.120                        -               -                -                -                 -                -
       2.145                        -               -            2,388                -                 -           24,408
       2.150                        -               -           73,970           12,487                 -           14,117
       2.160                   16,352          35,662            1,439            1,133                 -           14,854
       2.170                   25,522           4,849          139,638              549                 -           12,937
       2.195                    2,773               -            2,067            2,266                 -            4,244
       2.200                        -           5,772                -                -                 -                -
       2.210                        -          50,910                -                -                 -                -
       2.220                    6,252             871                -                -                 -           13,758
       2.245                    1,196               -                -            1,213                 -            2,266
       2.250                   18,217               -           17,415           10,923                 -                -
       2.270                   13,759               -           40,279            9,404                 -           80,627


                                                                             JNL/Franklin
                        JNL/Eagle           JNL/FMR          JNL/FMR          Templeton       JNL/Goldman      JNL/JPMorgan
                        SmallCap           Balanced      Capital Growth       Small Cap      Sachs Mid Cap     International
                    Equity Portfolio       Portfolio        Portfolio      Value Portfolio  Value Portfolio   Equity Portfolio
                    ------------------  ---------------- ----------------  ---------------- ----------------  ----------------
                    ------------------  ---------------- ----------------  ---------------- ----------------  ----------------
 M&E CLASS

       1.100                 $ 22,974               $ -              $ -               $ -              $ -               $ -
       1.200                        -                 -                -                 -                -                 -
       1.250                  148,160           137,680          115,162                 -                -            28,573
       1.350                   41,826           131,786           27,089            44,915           12,495           125,987
       1.400                   84,147           333,421           11,744                 -                -            77,653
       1.500                   61,909            35,683            3,582                 -                -            31,173
       1.550                    2,063             2,913                -                 -                -                 -
       1.600                  104,675            91,305           23,960            26,571           10,085            58,325
       1.645                    5,882                 -            5,517                 -                -                 -
       1.650                   16,216            48,093                -            17,279           13,503            54,004
       1.670                   34,181            35,688                -                 -                -            14,510
       1.700                    5,994            73,396           42,540             9,248                -                 -
       1.745                        -             1,468                -                 -                -                 -
       1.750                  285,398           504,740           10,724            22,719           22,981            32,247
       1.770                   18,865           159,862            4,670             1,665                -             6,528
       1.795                    7,128           302,535            9,539            19,980           30,600            61,544
       1.800                    1,763            21,246                -                 -                -            13,878
       1.820                        -                 -                -                 -                -                 -
       1.850                   20,241           183,033                -            43,997            4,997            57,638
       1.895                        -                 -                -                 -                -                 -
       1.900                    9,171           124,197           31,882                 -            2,647             8,530
       1.910                    5,816            12,533            8,701             2,336            2,356            15,922
       1.920                   19,673           133,616                -                 -           42,084            14,750
       1.945                        -             6,254                -                 -                -                 -
       1.950                   13,408            31,362            4,115                 -                -                 -
       1.960                  217,445           265,352           49,509                 -                -            83,320
       1.970                    1,855           104,801            7,238                 -                -                 -
       1.995                        -                 -                -                 -            8,888            23,453
       2.000                   67,762           117,689           20,571           103,780           27,963            49,859
       2.020                  144,758           145,718           25,336            14,722                -            38,353
       2.045                        -            34,076            2,974            11,049           11,085           152,348
       2.050                      619            81,661           11,557             1,566           46,743            19,608
       2.070                        -            50,339            4,015            11,744                -             3,608
       2.095                        -            25,338            9,045                 -                -            15,515
       2.100                        -                 -                -                 -                -                 -
       2.120                   80,578            11,687                -                 -                -                 -
       2.145                   30,286            69,240                -                 -            4,686             1,931
       2.150                   77,828             1,052                -                 -                -            37,658
       2.160                   14,145            43,633                -            12,099           26,605            42,138
       2.170                   11,359           160,661            5,059             7,074               25            69,645
       2.195                       52            44,733                -                 -                -                 -
       2.200                    3,698            26,601                -                 -                -                 -
       2.210                        -            61,219                -                 -                -                 -
       2.220                        -                 -              864               566                -            11,434
       2.245                        -            12,152                -                 -                -                 -
       2.250                        -            23,139                -                 -                -                 -
       2.270                    8,399             8,261            9,297                 -                -             1,067



                         JNL/AIM           JNL/AIM         JNL/AIM          JNL/Alger       JNL/Alliance       JNL/Eagle
                         Large Cap      Real Estate       Small Cap          Growth           Capital         Core Equity
                     Growth Portfolio    Portfolio     Growth Portfolio    Portfolio      Growth Portfolio    Portfolio
                     ----------------- --------------- ----------------  ---------------  ----------------  ---------------
                     ----------------- --------------- ----------------  ---------------  ----------------  ---------------
     M&E CLASS

       2.295                $ 805,718             $ -         $ 27,437        $ 201,007               $ -         $ 55,122
       2.300                   65,798          16,457           10,434           28,389                              9,011
       2.310                        -           8,893                -           12,322                 -                -
       2.320                    6,334           6,159                -                -                 -          193,841
       2.345                    2,880               -                -                -                 -                -
       2.350                        -               -                -                -                                  -
       2.360                        -               -            3,660                -                 -                -
       2.370                   53,029             811            6,928           29,910                            143,921
       2.395                        -               -                -           22,091                 -                -
       2.400                        -          18,011                -                -                 -                -
       2.410                        -               -                -                -                 -                -
       2.420                   21,804           9,231           69,203           27,479                 -           77,793
       2.445                        -               -                -                -                 -                -
       2.450                   19,158             150           40,488            4,309                             11,274
       2.460                        -          17,307                -                -                 -                -
       2.470                    6,731               -            6,916                -                 -                -
       2.495                        -               -                -                -                 -                -
       2.500                    2,041               -                -                -                 -            4,938
       2.510                        -               -                -                -                 -                -
       2.520                        -               -                -                -                 -                -
       2.545                        -               -                -                -                 -                -
       2.550                        -               -                -                -                 -                -
       2.560                        -           6,909           11,046                -                 -           10,826
       2.570                      607               -                -                -                 -                -
       2.595                   26,277           5,212               57           13,243                 -                -
       2.600                        -               -                -                -                 -                -
       2.610                        -               -                -                -                 -                -
       2.620                        -               -                -                -                 -                -
       2.645                    6,187               -                -                -                 -            3,033
       2.650                   36,152               -            6,758                -                 -                -
       2.660                        -               -                -                -                 -                -
       2.670                   41,047           6,972           21,652            1,081                 -            9,522
       2.695                   13,931               -           14,313                -                 -                -
       2.700                        -           3,122                -                -                 -                -
       2.710                        -               -                -                -                 -                -
       2.720                    9,328               -                -            8,054                                  -
       2.745                        -               -                -                -                 -                -
       2.750                        -               -                -                -                 -                -
       2.760                        -               -                -                -                 -                -
       2.800                        -          26,025           24,268                -                 -            8,433
       2.810                        -               -                -                -                 -                -
       2.820                        -               -                -                -                 -                -
       2.850                        -               -                -                -                 -                -
       2.860                        -               -                -                -                 -                -
       2.870                        -               -                -                -                 -                -
       2.920                        -               -                -                -                 -                -
       2.945                        -               -                -                -                 -                -


                                                                             JNL/Franklin
                         JNL/Eagle           JNL/FMR          JNL/FMR          Templeton       JNL/Goldman      JNL/JPMorgan
                         SmallCap           Balanced      Capital Growth       Small Cap      Sachs Mid Cap     International
                     Equity Portfolio       Portfolio        Portfolio      Value Portfolio  Value Portfolio   Equity Portfolio
                     ------------------  ---------------- ----------------  ---------------- ----------------  ----------------
                     ------------------  ---------------- ----------------  ---------------- ----------------  ----------------
     M&E CLASS

       2.295                  $ 44,930          $ 81,783          $ 8,920               $ -         $ 53,622          $ 11,510
       2.300                         -           190,736            4,884            10,714           32,787            56,377
       2.310                         -            24,626           14,841            38,517            4,473             4,432
       2.320                         -           193,932                -                 -                -             9,725
       2.345                     1,460            83,988            1,520                80           12,541                 -
       2.350                         -            47,993                -                 -                -                 -
       2.360                     3,690                 -                -                 -                -                 -
       2.370                    59,287            76,289           85,439               519                -            38,135
       2.395                         -                 -                -                 -                -                 -
       2.400                         -           118,601           53,300                 -                -                 -
       2.410                         -                 -                -                 -                -                 -
       2.420                    42,928            84,687              580            10,035            5,921            19,316
       2.445                         -                 -                -                 -                -            10,787
       2.450                    37,213            23,559            8,566               147           35,837            32,941
       2.460                         -                 -                -                 -                -            11,002
       2.470                         -                 -                -                 -                -                 -
       2.495                         -            16,658                -                 -                -                 -
       2.500                         -             2,063                -                 -                -            33,142
       2.510                         -                 -                -                 -                -                 -
       2.520                     5,437                 -                -                 -                -                 -
       2.545                     4,405                 -                -                 -                -                 -
       2.550                         -                 -                -                 -                -                 -
       2.560                    13,544           395,119                -            44,907                -            14,452
       2.570                         -             1,228                -                 -                -             1,306
       2.595                         -                 -                -             2,193            4,372                 -
       2.600                         -                 -                -                 -                -                 -
       2.610                         -                 -                -             8,150                -             8,372
       2.620                         -                 -                -                 -                -             7,020
       2.645                         -                 -                -                 -                -                 -
       2.650                         -            10,200                -                 -                -            41,348
       2.660                         -             5,032                -                 -                -                 -
       2.670                    38,960                 -            8,021             4,615                -             4,621
       2.695                         -                 -                -                 -                -                 -
       2.700                         -             6,137            8,087                 -                -                 -
       2.710                         -                 -                -                 -                -                 -
       2.720                    20,442            39,599                -                 -           10,221            14,820
       2.745                         -                 -                -                 -                -                 -
       2.750                         -                 -                -                 -                -                 -
       2.760                         -                 -                -                 -                -                 -
       2.800                    30,806            56,742                -                 -                -            68,984
       2.810                         -                 -                -                 -                -                 -
       2.820                         -                 -                -                 -                -                 -
       2.850                         -                 -                -                 -                -                 -
       2.860                         -             6,431                -             6,271                -                 -
       2.870                         -                 -                -                 -                -            14,258
       2.920                    10,815                 -                -                 -                -                 -
       2.945                         -                 -                -                 -                -                 -



                         JNL/AIM          JNL/AIM          JNL/AIM         JNL/Alger       JNL/Alliance       JNL/Eagle
                         Large Cap      Real Estate       Small Cap          Growth           Capital         Core Equity
                     Growth Portfolio    Portfolio     Growth Portfolio    Portfolio      Growth Portfolio    Portfolio
                     ----------------- --------------- ----------------  ---------------  ----------------  ---------------
                     ----------------- --------------- ----------------  ---------------  ----------------  ---------------
     M&E CLASS

       2.950                      $ -         $ 5,531              $ -              $ -               $ -              $ -
       2.960                        -               -                -                -                 -                -
       2.970                        -               -                -                -                 -                -
       2.995                        -               -                -                -                 -                -
       3.050                        -               -                -                -                 -                -
       3.060                        -               -           40,264                -                 -                -
       3.095                        -               -                -                -                 -                -
       3.100                        -               -                -                -                 -                -
       3.110                        -               -                -                -                 -                -
       3.120                        -               -                -                -                 -                -
       3.145                        -               -                -                -                 -                -
       3.150                        -               -                -                -                 -                -
       3.170                        -               -                -                -                 -                -
       3.195                        -               -                -                -                 -                -
       3.200                        -               -                -                -                 -                -
       3.220                        -               -                -                -                 -                -
       3.245                        -               -                -                -                 -                -
       3.250                        -               -                -                -                 -                -
       3.270                        -               -                -                -                 -                -
       3.300                        -               -                -                -                 -                -
       3.360                        -               -                -                -                 -                -
       3.370                        -               -                -                -                 -                -
       3.400                        -               -                -                -                 -                -
       3.420                        -               -                -                -                 -                -
       3.445                        -               -                -                -                 -                -
       3.470                        -               -                -                -                 -                -
       3.520                        -               -                -                -                 -                -
       3.595                        -               -                -                -                 -                -
       3.600                        -               -                -                -                 -                -
       3.620                        -               -                -                -                 -                -
       3.645                        -               -                -                -                 -                -
       3.670                        -               -                -                -                 -                -
       3.720                        -               -                -                -                 -                -
       3.820                        -               -                -                -                 -                -
       4.000                        -               -                -                -                 -                -



 PERSPECTIVE
  Standard Benefit            740,649           7,418          527,621        4,748,248                 -        1,076,787
 Contract Enhanced
 Benefit                      279,597          21,902          278,643          580,057                 -          893,499
                     ----------------- --------------- ----------------  ---------------  ----------------  ---------------
                     ----------------- --------------- ----------------  ---------------  ----------------  ---------------

       Total              $ 4,672,349     $ 1,178,857      $ 3,487,513      $ 7,244,750               $ -      $ 4,511,844
                     ================= =============== ================  ===============  ================  ===============
                     ================= =============== ================  ===============  ================  ===============



                                                                             JNL/Franklin
                         JNL/Eagle           JNL/FMR          JNL/FMR          Templeton       JNL/Goldman      JNL/JPMorgan
                         SmallCap           Balanced      Capital Growth       Small Cap      Sachs Mid Cap     International
                     Equity Portfolio       Portfolio        Portfolio      Value Portfolio  Value Portfolio   Equity Portfolio
                     ------------------  ---------------- ----------------  ---------------- ----------------  ----------------
                     ------------------  ---------------- ----------------  ---------------- ----------------  ----------------
     M&E CLASS

       2.950                       $ -               $ -              $ -               $ -              $ -          $ 11,381
       2.960                         -                 -                -                 -                -                 -
       2.970                         -                 -                -                 -                -                 -
       2.995                         -            11,124                -                 -                -                 -
       3.050                         -                 -                -                 -                -                 -
       3.060                         -                 -                -                 -                -                 -
       3.095                         -                 -                -                 -                -                 -
       3.100                         -                 -                -                 -                -                 -
       3.110                         -                 -                -                 -                -                 -
       3.120                         -                 -                -                 -                -                 -
       3.145                         -                 -                -                 -                -                 -
       3.150                         -                 -                -                 -                -                 -
       3.170                         -                 -                -                 -                -                 -
       3.195                         -                 -                -                 -                -                 -
       3.200                         -                 -                -                 -                -                 -
       3.220                         -                 -                -                 -                -                 -
       3.245                         -                 -                -                 -                -                 -
       3.250                         -                 -                -                 -                -                 -
       3.270                         -                 -                -                 -                -                 -
       3.300                         -                 -                -                 -                -                 -
       3.360                         -                 -                -                 -                -                 -
       3.370                         -                 -                -                 -                -                 -
       3.400                         -                 -                -                 -                -                 -
       3.420                         -                 -                -                 -                -                 -
       3.445                         -                 -                -                 -                -                 -
       3.470                         -                 -                -                 -                -                 -
       3.520                         -                 -                -                 -                -                 -
       3.595                         -                 -                -                 -                -                 -
       3.600                         -                 -                -                 -                -                 -
       3.620                         -                 -                -                 -                -                 -
       3.645                         -                 -                -                 -                -                 -
       3.670                         -                 -                -                 -                -                 -
       3.720                         -                 -                -                 -                -                 -
       3.820                         -                 -                -                 -                -                 -
       4.000                         -                 -                -                 -                -                 -



 PERSPECTIVE
  Standard Benefit           2,094,504         2,366,812        4,426,280            19,531           10,129         1,779,525
 Contract Enhanced
 Benefit                       345,192         1,197,182          538,703            25,213            5,808           345,487
                     ------------------  ---------------- ----------------  ---------------- ----------------  ----------------
                     ------------------  ---------------- ----------------  ---------------- ----------------  ----------------

       Total               $ 4,321,887       $ 8,698,684      $ 5,603,831         $ 522,202        $ 443,454       $ 3,690,140
                     ==================  ================ ================  ================ ================  ================
                     ==================  ================ ================  ================ ================  ================


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2005 (continued):


                        JNL/JPMorgan         JNL/              JNL/          JNL/MCM          JNL/MCM           JNL/MCM
                        International   Lazard Mid Cap   Lazard Small Cap       25          Bond Index      Communications
                       Value Portfolio  Value Portfolio  Value Portfolio    Portfolio        Portfolio      Sector Portfolio
                       ---------------- ---------------- ----------------- -------------  ----------------  ----------------
                       ---------------- ---------------- ----------------- -------------  ----------------  ----------------
 M&E CLASS

        1.100                 $ 82,458         $ 24,467          $ 34,678           $ -          $ 21,014               $ -
        1.200                        -                -                 -             -            11,398                 -
        1.250                  137,148          103,451            69,113       128,066            86,781            81,197
        1.350                  456,459          454,994           212,209       753,957           614,935             5,816
        1.400                  104,265          110,486           149,865       675,070            41,284            13,055
        1.500                   39,890          100,713           106,184       243,773            41,273               794
        1.550                    7,794              991            16,844        71,385            27,830                 -
        1.600                   94,564          259,931           149,239     1,022,105           550,957            30,506
        1.645                    6,704           11,122             9,170         8,038             6,321                 -
        1.650                  207,278          230,489            75,721       402,211           926,539                 -
        1.670                   83,495          493,552           449,757       248,703            25,035                 -
        1.700                  160,098           92,748            41,438       759,226            82,834             4,496
        1.745                        -           16,335             4,634        78,382            20,308                 -
        1.750                  459,821          557,400           110,875     1,767,886           846,104             2,104
        1.770                   45,761           52,108            50,711       323,773           171,235                 -
        1.795                   73,138          165,338           163,626     1,121,589            30,128            22,921
        1.800                   19,490          610,836            41,015       344,402           203,562            14,053
        1.820                    2,306           14,470                 -             -                 -                 -
        1.850                   95,560           74,879            78,032       138,819           194,939                 -
        1.895                        -                -                 -        28,012            44,988                 -
        1.900                   12,147          128,613            13,727       540,912           379,359            20,703
        1.910                   31,529           41,022            25,174       154,238            11,717                 -
        1.920                    7,590          420,330           373,712     1,319,771           105,652            54,428
        1.945                   18,279           15,909            32,643        42,631             2,221                 -
        1.950                   15,724           83,298            54,756       332,747            79,760            50,486
        1.960                  215,702          282,143           211,681     2,337,559            43,712                 -
        1.970                    5,155          119,176            25,534        73,595             5,407                 -
        1.995                    5,871            5,470            27,234        27,592                 -                 -
        2.000                  157,516          238,487           140,288       663,486           285,141             7,706
        2.020                  149,722          263,217           131,759     1,333,864           357,558            16,600
        2.045                   13,823           11,825            97,056       589,735           156,475                 -
        2.050                   37,196          111,903            45,944       329,503           287,443                 -
        2.070                  289,123            2,036             1,953       271,016           752,571             5,833
        2.095                   16,045           44,246            35,094        53,355             8,065                 -
        2.100                        -                -                 -        53,986           177,067                 -
        2.120                  108,739           13,547             8,799       331,235            10,899                 -
        2.145                   12,094            8,687            29,640        12,080             7,510                 -
        2.150                   63,393           76,621            25,960       329,839             5,633                 -
        2.160                   96,368           84,992            24,169       401,241            36,599            19,006
        2.170                   65,385           50,291            30,558       305,460            57,309                 -
        2.195                      535            7,542             7,299             -            73,854                 -
        2.200                    5,656           80,587             8,599        73,312           196,299                 -
        2.210                   34,366                -                 -        85,536            43,911                 -
        2.220                    4,753           18,517            31,596        20,956             4,355                 -
        2.245                        -            1,318             1,218        36,901             1,059                 -
        2.250                    8,799          159,511            54,865       258,154            17,528                 -
        2.270                   56,004           51,806            47,258       169,520           272,600                 -


                                              JNL/MCM
                          JNL/MCM            Enhanced          JNL/MCM         JNL/MCM          JNL/MCM         JNL/MCM
                      Consumer Brands     S&P 500 Stock       Financial         Global        Healthcare     International
                      Sector Portfolio   Index Portfolio   Sector Portfolio  15 Portfolio   Sector Portfolio Index Portfolio
                     ------------------- ----------------- ---------------- --------------- ---------------- ---------------
                     ------------------- ----------------- ---------------- --------------- ---------------- ---------------
 M&E CLASS

        1.100                       $ -          $ 55,539              $ -             $ -              $ -             $ -
        1.200                         -                 -                -               -                -          13,095
        1.250                     1,434            91,276            3,500         265,411           15,359         155,169
        1.350                    30,604           161,001           16,382         813,247           96,736         923,874
        1.400                     2,759           129,666                -         452,317           24,278          28,644
        1.500                     3,303            93,438            9,489         260,373           57,562          33,502
        1.550                    12,598            33,338           14,167          61,090                -          10,439
        1.600                    48,528           101,326           34,334       1,299,660          193,017         679,567
        1.645                         -                 -                -           7,308                -          46,184
        1.650                    10,488            85,782           63,446         443,376          116,075       1,823,182
        1.670                    19,553            96,290              975         219,148           15,740          34,972
        1.700                         -            51,771                -         955,411          238,902         149,509
        1.745                         -                 -                -         111,718              604           2,133
        1.750                    21,482           258,679           58,282       1,631,327          296,624       1,188,795
        1.770                     4,136           135,038              364         279,303           23,199         183,321
        1.795                         -            18,255                -         377,522              105          62,778
        1.800                    36,352            10,784           40,878         285,491           14,186         903,095
        1.820                         -                 -                -               -                -               -
        1.850                    63,993            70,480           26,116         191,762          205,116          87,615
        1.895                         -            19,222                -          28,044                -          11,070
        1.900                     2,813             2,611            5,976         635,731           47,308       2,094,372
        1.910                     1,841            12,669                -         172,329           40,197         264,518
        1.920                     3,316            13,528            6,102         761,427           14,401          99,752
        1.945                         -             6,368                -          82,658            9,309           2,750
        1.950                    41,679            40,135           32,247         468,073          355,722         165,956
        1.960                     4,366            99,714                -       1,095,873           32,321         206,038
        1.970                         -            20,393           12,744         102,467           10,461         107,311
        1.995                         -                 -                -          37,489           25,831           1,630
        2.000                   107,689            82,678           78,513         761,350          816,104         336,373
        2.020                         -           216,138           23,516         823,152           52,323         285,604
        2.045                         -           324,263           10,040         733,199           83,974         226,586
        2.050                         -            38,005                -         378,642           39,793         599,655
        2.070                     5,935            27,967           31,281         106,427           77,608         479,135
        2.095                         -             6,788                -          63,784           17,778           1,051
        2.100                         -                 -                -          85,382                -          55,172
        2.120                         -                 -                -         346,146           91,163          15,006
        2.145                     4,644                 -           10,505          17,891                -          43,174
        2.150                         -            16,111                -         339,911           60,402          22,539
        2.160                    12,740             1,029            7,673         271,461          109,027          22,007
        2.170                     8,085            28,124           22,085         208,873           58,418          95,874
        2.195                     2,323                 -            2,520          81,110            3,507         140,622
        2.200                         -                 -                -          90,864                -         278,792
        2.210                         -                 -                -          85,547           51,574         302,558
        2.220                         -            46,924                -          22,507            3,153          42,562
        2.245                         -            11,476                -          95,542                -               -
        2.250                    16,198            37,695            2,808         299,682           10,400         185,912
        2.270                         -           112,514                -         377,106           12,961         235,061


                         JNL/JPMorgan        JNL/              JNL/           JNL/MCM          JNL/MCM          JNL/MCM
                        International   Lazard Mid Cap   Lazard Small Cap       25          Bond Index      Communications
                       Value Portfolio  Value Portfolio  Value Portfolio    Portfolio        Portfolio      Sector Portfolio
                       ---------------- ---------------- ----------------- -------------  ----------------  ----------------
                       ---------------- ---------------- ----------------- -------------  ----------------  ----------------
      M&E CLASS

        2.295                 $ 53,645        $ 196,546         $ 170,960     $ 466,725         $ 215,698               $ -
        2.300                   69,553          117,543           136,217       272,689           141,922                 -
        2.310                   95,307           49,616            41,669       104,161            32,597                 -
        2.320                   43,865           51,225            18,145       124,868           189,908             5,937
        2.345                   19,160            3,228             1,462        54,140             3,241                 -
        2.350                    1,709            1,709             1,709        20,046                 -                 -
        2.360                   14,792                -                 -           474             7,382                 -
        2.370                   79,754          190,368           144,241        91,155           416,007             2,326
        2.395                        -                -                 -        77,912                 -                 -
        2.400                   79,211           62,503           114,436        14,479            19,916                 -
        2.410                        -                -                 -        61,801                 -                 -
        2.420                  270,164          130,081           100,202       436,019           266,283            31,094
        2.445                    2,715           10,638                 -        27,954           110,651                 -
        2.450                  105,726          133,662           242,207        55,686                 -                 -
        2.460                   11,282            2,768             2,712        13,213            19,786            11,049
        2.470                   40,926            7,289            32,340        10,506            93,508                 -
        2.495                        -           15,615            14,001        35,162            32,903                 -
        2.500                        -           25,526            23,326             -            35,019                 -
        2.510                        -                -                 -       174,189                 -                 -
        2.520                        -                -                 -        10,120                 -                 -
        2.545                        -           37,035                 -        40,697                 -                 -
        2.550                        -                -                 -             -                 -                 -
        2.560                   12,524           48,347            25,082        28,046             4,083             2,682
        2.570                    8,291           76,169             8,008        69,015            51,186                 -
        2.595                    6,624               57                 -         8,118                 -                 -
        2.600                        -                -                 -             -             7,524                 -
        2.610                        -            8,203                 -             -            16,731                 -
        2.620                   35,447           27,189            26,926             -                 -                 -
        2.645                    3,723           10,144             9,673       103,500                 -                 -
        2.650                    4,052            4,048            35,980         4,826            17,079                 -
        2.660                        -           29,447                 -             -                 -                 -
        2.670                   15,641           78,219            30,885        85,815            34,930                 -
        2.695                        -          104,771                 -        87,469            38,010                 -
        2.700                        -           11,276            15,079             -                 -                 -
        2.710                        -                -                 -             -                 -                 -
        2.720                   41,110           37,690                 -       100,671           149,659                 -
        2.745                        -                -                 -             -                 -                 -
        2.750                        -                -                 -             -                 -                 -
        2.760                        -                -                 -         4,303                 -                 -
        2.800                    7,946           38,125            46,277        43,456                 -                 -
        2.810                   19,065                -                 -           709                 -                 -
        2.820                        -                -                 -         9,523             9,284                 -
        2.850                        -                -                 -             -                 -                 -
        2.860                        -                -                 -             -            32,105                 -
        2.870                   14,438           13,880            13,746             -                 -                 -
        2.920                   24,122           32,030                 -        52,665            10,126                 -
        2.945                        -                -                 -             -                 -                 -



                                               JNL/MCM
                           JNL/MCM            Enhanced          JNL/MCM         JNL/MCM          JNL/MCM         JNL/MCM
                       Consumer Brands     S&P 500 Stock       Financial         Global        Healthcare     International
                       Sector Portfolio   Index Portfolio   Sector Portfolio  15 Portfolio   Sector Portfolio Index Portfolio
                      ------------------- ----------------- ---------------- --------------- ---------------- ---------------
                      ------------------- ----------------- ---------------- --------------- ---------------- ---------------
      M&E CLASS

        2.295                        $ -          $ 16,739         $ 17,168       $ 174,616        $ 153,806       $ 249,204
        2.300                     60,583            57,942                -         246,739          297,515         227,229
        2.310                          -                 -            7,292         168,892           43,571         210,774
        2.320                          -            35,043           67,209         249,200           57,532         328,947
        2.345                          -                 -                -          60,968                -          14,143
        2.350                          -            11,390                -          21,533                -               -
        2.360                          -                 -                -             548                -          73,963
        2.370                     15,489            29,928           87,988         201,887           33,138         383,317
        2.395                          -             1,865                -         106,343                -           4,593
        2.400                          -            52,258                -          17,191                -         123,800
        2.410                          -                 -                -               -           28,630               -
        2.420                     17,625            83,278           41,467         719,958           96,878         310,668
        2.445                          -            10,000                -          17,471                -         170,774
        2.450                      6,244           108,344                -          51,420           16,175         262,660
        2.460                          -                 -                -          25,762           16,266          56,611
        2.470                          -            10,131           25,245          30,466           34,788         112,782
        2.495                          -             7,433                -          40,280                -               -
        2.500                          -                 -                -          28,706           11,804          38,603
        2.510                          -                 -                -               -                -               -
        2.520                          -            10,027                -          35,082                -               -
        2.545                          -                 -                -          66,276                -          43,475
        2.550                          -            19,080                -               -                -               -
        2.560                      2,320                 -            2,736          65,640           13,852          98,227
        2.570                          -                 -            8,205          72,739           10,349          45,896
        2.595                          -                 -                -          34,141           12,770          56,966
        2.600                          -                 -                -           1,652                -           3,288
        2.610                          -                 -            8,583               -            8,111          18,495
        2.620                          -                 -           34,162               -           33,763          27,373
        2.645                          -                 -                -         168,230                -          26,113
        2.650                          -             4,338                -          10,570                -          17,959
        2.660                          -                 -                -               -                -          13,960
        2.670                          -                 -           10,869         142,505           10,960           1,061
        2.695                          -                 -                -         105,305                -          40,039
        2.700                          -                 -            6,320               -           10,229               -
        2.710                          -                 -                -               -                -               -
        2.720                          -                 -                -          50,731            7,181         140,783
        2.745                          -                 -                -               -                -               -
        2.750                          -                 -                -               -                -               -
        2.760                          -                 -            3,771           4,849            3,903          18,358
        2.800                          -                 -                -          50,773                -               -
        2.810                          -                 -            9,273             709           47,631           4,153
        2.820                          -                 -                -          10,821                -           3,443
        2.850                          -                 -                -               -                -               -
        2.860                      6,306                 -            6,354               -            6,471           1,194
        2.870                          -                 -           13,716               -           13,737               -
        2.920                          -                 -                -          60,849                -               -
        2.945                          -                 -                -               -                -               -



                        JNL/JPMorgan         JNL/              JNL/          JNL/MCM          JNL/MCM           JNL/MCM
                        International   Lazard Mid Cap   Lazard Small Cap       25          Bond Index      Communications
                       Value Portfolio  Value Portfolio  Value Portfolio    Portfolio        Portfolio      Sector Portfolio
                       ---------------- ---------------- ----------------- -------------  ----------------  ----------------
                       ---------------- ---------------- ----------------- -------------  ----------------  ----------------
      M&E CLASS

        2.950                      $ -              $ -           $ 5,382           $ -               $ -               $ -
        2.960                        -                -                 -             -                 -                 -
        2.970                        -                -                 -             -                 -                 -
        2.995                    4,822                -                 -             -                 -                 -
        3.050                        -                -                 -             -                 -                 -
        3.060                        -           40,165                 -             -                 -                 -
        3.095                        -                -                 -             -                 -                 -
        3.100                        -                -                 -             -                 -                 -
        3.110                        -                -                 -             -                 -                 -
        3.120                        -                -                 -             -                 -                 -
        3.145                        -                -                 -             -                 -                 -
        3.150                        -                -                 -             -                 -                 -
        3.170                        -                -                 -             -                 -                 -
        3.195                        -                -                 -             -                 -                 -
        3.200                        -                -                 -             -                 -                 -
        3.220                        -                -                 -             -                 -                 -
        3.245                        -                -                 -             -                 -                 -
        3.250                        -                -                 -             -                 -                 -
        3.270                        -                -                 -             -                 -                 -
        3.300                        -                -                 -             -                 -                 -
        3.360                        -           88,265                 -             -                 -                 -
        3.370                        -                -                 -             -                 -                 -
        3.400                        -                -                 -             -                 -                 -
        3.420                        -                -                 -             -                 -                 -
        3.445                        -                -                 -             -                 -                 -
        3.470                        -                -                 -             -                 -                 -
        3.520                        -                -                 -             -                 -                 -
        3.595                        -                -                 -             -                 -                 -
        3.600                        -                -                 -             -                 -                 -
        3.620                        -                -                 -             -                 -                 -
        3.645                        -                -                 -             -                 -                 -
        3.670                        -                -                 -             -                 -                 -
        3.720                        -                -                 -             -                 -                 -
        3.820                        -                -                 -             -                 -                 -
        4.000                        -                -                 -             -                 -                 -



 PERSPECTIVE
  Standard Benefit             472,047          834,199           984,243       565,378           139,823            54,642
 Contract Enhanced
 Benefit                       608,090          542,417           381,474       105,368           119,274            20,007
                       ---------------- ---------------- ----------------- -------------  ----------------  ----------------
                       ---------------- ---------------- ----------------- -------------  ----------------  ----------------

        Total              $ 5,673,494      $ 8,755,397       $ 5,876,009  $ 21,624,529       $ 9,541,804         $ 477,441
                       ================ ================ ================= =============  ================  ================
                       ================ ================ ================= =============  ================  ================


                                               JNL/MCM
                            JNL/MCM            Enhanced          JNL/MCM         JNL/MCM          JNL/MCM         JNL/MCM
                        Consumer Brands     S&P 500 Stock       Financial         Global        Healthcare     International
                        Sector Portfolio   Index Portfolio   Sector Portfolio  15 Portfolio   Sector Portfolio Index Portfolio
                       ------------------- ----------------- ---------------- --------------- ---------------- ---------------
                       ------------------- ----------------- ---------------- --------------- ---------------- ---------------
      M&E CLASS

        2.950                         $ -               $ -              $ -             $ -              $ -             $ -
        2.960                           -                 -                -               -                -               -
        2.970                           -            19,726                -               -                -               -
        2.995                           -                 -                -               -                -               -
        3.050                           -                 -                -               -                -               -
        3.060                           -                 -                -               -                -               -
        3.095                           -                 -                -               -                -               -
        3.100                           -                 -                -               -                -               -
        3.110                           -                 -                -               -                -               -
        3.120                           -                 -                -               -                -               -
        3.145                           -                 -                -               -                -               -
        3.150                           -                 -                -               -                -               -
        3.170                           -                 -                -               -                -               -
        3.195                           -                 -                -               -                -               -
        3.200                           -                 -                -               -                -               -
        3.220                           -             9,488                -               -                -               -
        3.245                           -                 -                -               -                -               -
        3.250                           -                 -                -               -                -               -
        3.270                           -                 -                -               -                -               -
        3.300                           -                 -                -               -                -               -
        3.360                           -                 -                -         119,028                -               -
        3.370                           -                 -                -               -                -               -
        3.400                           -                 -                -               -                -               -
        3.420                           -                 -                -               -                -               -
        3.445                           -                 -                -               -                -               -
        3.470                           -                 -                -               -                -               -
        3.520                           -                 -                -               -                -               -
        3.595                           -                 -                -               -                -               -
        3.600                           -                 -                -               -                -               -
        3.620                           -                 -                -               -                -               -
        3.645                           -                 -                -               -                -               -
        3.670                           -                 -                -               -                -               -
        3.720                           -                 -                -               -                -               -
        3.820                           -                 -                -               -                -               -
        4.000                           -                 -                -               -                -               -



 PERSPECTIVE
  Standard Benefit                 49,842           186,757           37,173         547,200           83,768         577,135
 Contract Enhanced
 Benefit                                -           185,598           43,231         245,884           49,718         636,048
                       ------------------- ----------------- ---------------- --------------- ---------------- ---------------
                       ------------------- ----------------- ---------------- --------------- ---------------- ---------------

        Total                   $ 625,268       $ 3,416,380        $ 944,705    $ 20,182,095      $ 4,423,784    $ 16,988,988
                       =================== ================= ================ =============== ================ ===============
                       =================== ================= ================ =============== ================ ===============


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2005 (continued):


                         JNL/MCM         JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM         JNL/MCM
                          JNL 5          Nasdaq(R)         Oil & Gas      S&P 400 MidCap      S&P 500       Select Small
                        Portfolio      15 Portfolio    Sector Portfolio  Index Portfolio  Index Portfolio Cap Portfolio
                      --------------- ---------------  ----------------  ---------------  --------------- ---------------
                      --------------- ---------------  ----------------  ---------------  --------------- ---------------
 M&E CLASS

       1.100                     $ -             $ -               $ -              $ -         $ 22,114             $ -
       1.200                       -               -                 -           12,742           11,979               -
       1.250                 177,468           6,792            21,728          389,824          411,642         379,773
       1.350               7,378,645         158,375           347,148        1,025,755        1,167,993         758,707
       1.400                  74,072          22,849            20,127          112,986          396,572         526,023
       1.500                 261,957           1,530             5,644          107,829          276,111          74,286
       1.550                       -               -                 -            7,889           21,421          31,731
       1.600               6,613,592         223,126           269,227        1,601,329        1,660,094         600,764
       1.645                       -               -                 -           75,295          120,470           6,501
       1.650               2,479,886           7,737           189,222        1,811,919        1,765,570         405,532
       1.670                 107,466               -            72,662          142,749           97,371         265,363
       1.700                  58,547           2,588           125,645          356,632          344,319         768,460
       1.745                 323,639          17,040            10,804                -           12,406          53,262
       1.750              10,328,122          88,562           441,890        1,275,322        1,239,206       1,541,298
       1.770               2,402,546          25,318           121,185          128,289          416,348         229,347
       1.795                 137,913               -            83,321          304,031          605,442         785,701
       1.800                 190,755               -            33,991          470,485          485,509         221,652
       1.820                       -               -                 -                -          262,259               -
       1.850               1,358,715               -            55,620          109,383          231,401         132,569
       1.895                       -               -                 -                -                -          27,880
       1.900               1,792,680         182,214           119,546        2,111,309        2,052,560         443,195
       1.910                 984,414           4,661            76,600           59,653          320,129         119,419
       1.920                  44,692          10,241           290,567          127,725          182,830         955,459
       1.945                  17,726               -                 -           14,377           58,956          12,919
       1.950                 966,723          76,948            25,108          258,442          418,342         373,835
       1.960               1,100,488          13,384           192,836          887,289        1,102,350       1,667,245
       1.970                 256,762               -             2,302           28,683           41,118          70,805
       1.995                 378,337               -            25,065                -            6,237          54,416
       2.000               3,805,647         216,304           573,060          301,855          885,428         476,251
       2.020               1,178,849          18,636           309,528          274,663          796,814         711,494
       2.045                 516,444               -            87,459          273,946          876,401         664,169
       2.050               2,289,451          21,336           117,332          665,291          605,563         327,626
       2.070               1,164,369           2,619            45,618          341,545          612,478          80,023
       2.095                 136,724               -                 -           20,544           44,662          57,973
       2.100                 225,742           7,191               815           67,224           51,385          82,905
       2.120                       -               -            16,377           96,505           44,443         329,970
       2.145                 686,254           2,105            24,958           33,187          242,238           7,560
       2.150                 539,873               -                 -           78,895           54,594         394,565
       2.160                 766,128          29,877           135,245           31,794          138,026         271,142
       2.170               1,326,186           4,102           111,733           64,046          181,197          96,708
       2.195                  37,586               -            26,385          122,321          141,827           1,363
       2.200                 290,137           3,360            27,586          244,860          264,539          96,070
       2.210                 232,666               -            25,971          282,666          334,758          62,229
       2.220                 167,211               -                 -           41,345           75,491          22,850
       2.245                  64,524               -            56,873            2,548                -          44,524
       2.250               1,022,914           5,681            16,827          189,348          435,086         237,447
       2.270                 158,659               -                 -          469,315          638,062         121,484



                          JNL/MCM           JNL/MCM         JNL/MCM         JNL/MCM          JNL/MCM         JNL/MCM
                        Small Cap        Technology         Dow SM           S&P(R)        Value Line(R)       VIP
                     Index Portfolio   Sector Portfolio  10 Portfolio    10 Portfolio     25 Portfolio      Portfolio
                     ----------------- ----------------  -------------- ---------------  ---------------- ---------------
                     ----------------- ----------------  -------------- ---------------  ---------------- ---------------
 M&E CLASS

       1.100                      $ -              $ -             $ -             $ -               $ -             $ -
       1.200                   12,372                -               -               -                 -               -
       1.250                  248,888            8,638         102,028         163,572                 -          17,792
       1.350                  862,106          135,125         579,376       1,155,964         1,155,063         695,074
       1.400                  103,898           24,084         981,728         583,038         1,424,235          29,506
       1.500                   35,289            5,973         223,935         295,349             1,800          57,595
       1.550                      631                -          94,095          51,733            10,200               -
       1.600                1,335,098           92,729         744,602       1,023,818         1,488,564         939,033
       1.645                   71,798                -           5,526           8,691                 -               -
       1.650                1,722,927           86,280         347,856         821,189           670,603         556,115
       1.670                   48,663            2,978         367,589         402,475           441,747          18,907
       1.700                  204,621              542         747,469         938,778           344,826          30,899
       1.745                    3,920            1,040          64,620         104,875            34,237           8,333
       1.750                  660,103           70,264       1,411,724       1,720,781         2,237,638         600,016
       1.770                  108,160              902         228,766         577,009         1,087,736          43,021
       1.795                  332,937                -       1,503,703       1,635,398         3,292,538               -
       1.800                  452,253            7,786         359,144         336,953            20,380               -
       1.820                        -                -               -               -                 -               -
       1.850                   85,519           55,455         129,467         201,891            29,148               -
       1.895                    8,233                -          28,090          28,016                 -               -
       1.900                1,998,139           38,844         577,900         625,604           598,513         179,467
       1.910                   52,022           32,672         158,906         267,307           227,454         491,727
       1.920                   67,180           25,406       1,497,091       1,676,647         3,818,763               -
       1.945                   17,288                -           5,533           8,419           174,852               -
       1.950                  236,748           51,772         406,418         482,824           227,334         109,020
       1.960                  871,343           29,767       3,100,941       2,544,572         6,892,469         260,345
       1.970                   23,833            3,684          91,365         151,301            98,919           9,058
       1.995                        -                -          11,105          17,877                 -         357,231
       2.000                  126,678          117,665         534,776         656,036           908,990         478,402
       2.020                  206,555           17,442       1,532,839       1,598,367         3,132,186          73,694
       2.045                  250,887           12,531         904,710         877,136           195,932          38,388
       2.050                  582,477            4,103         302,660         360,063           469,355          50,145
       2.070                  278,009           13,820         222,478         132,382           321,611          33,571
       2.095                    3,363                -          46,589          59,020            21,970               -
       2.100                   65,283                -          41,688          60,638             8,573           7,423
       2.120                   25,127            4,699         321,935         337,323           140,606               -
       2.145                   31,884                -          11,271          54,037            51,030          16,515
       2.150                    4,434                -         321,188         354,719           388,837               -
       2.160                   20,330           18,048         417,902         300,536         1,010,117         127,787
       2.170                  104,418           11,549          85,883         312,458           518,809          17,493
       2.195                  117,534            2,200             733          67,195           228,892         110,630
       2.200                  253,983            3,469          47,553         103,094           158,888          14,751
       2.210                  224,706           14,984          36,654          82,735           107,185         101,279
       2.220                   40,346                -          32,013          23,456                 -               -
       2.245                        -                -          31,982          52,196            61,491               -
       2.250                  156,237           27,574          86,722         138,926           101,596         144,112
       2.270                  349,949                -         227,782         551,744           664,148               -


                          JNL/MCM         JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM        JNL/MCM
                          JNL 5          Nasdaq(R)         Oil & Gas      S&P 400 MidCap      S&P 500       Select Small
                        Portfolio      15 Portfolio    Sector Portfolio  Index Portfolio  Index Portfolio Cap Portfolio
                      --------------- ---------------  ----------------  ---------------  --------------- ---------------
                      --------------- ---------------  ----------------  ---------------  --------------- ---------------
      M&E CLASS

       2.295               $ 684,264         $ 7,876          $ 22,327        $ 480,487        $ 338,445       $ 158,465
       2.300                 912,902          32,272            22,894          152,938          448,983         133,933
       2.310                 934,582               -            54,795          134,065          140,362         113,918
       2.320                 164,697           4,786            32,026          348,962          351,941         130,766
       2.345                 107,785           1,497            32,640           24,282           29,758           6,983
       2.350                       -               -                 -           11,436                -          19,277
       2.360                  38,831               -                 -           73,253           69,485             553
       2.370                   3,211          17,639            38,244          504,552          500,075          66,637
       2.395                 141,550               -                 -            4,520           13,709          83,194
       2.400                 234,757               -                 -          119,820          148,282          59,603
       2.410                  29,602               -                 -                -                -               -
       2.420               1,138,745          31,241           200,096          154,224          379,525         393,811
       2.445                 531,014               -                 -          165,849          160,649               -
       2.450                 225,099             292            10,313          123,575          388,072          51,229
       2.460                  97,789               -            12,341           68,622           64,318           3,837
       2.470                 284,599               -            28,727          111,441          148,542           6,454
       2.495                       -               -                 -                -                -               -
       2.500                 319,775         144,889            12,283           35,505           36,592               -
       2.510                       -               -                 -                -                -               -
       2.520                 228,489               -                 -                -           30,225               -
       2.545                  11,285               -                 -           41,347           76,317          64,892
       2.550                 130,448               -                 -                -          114,353               -
       2.560                 340,278          33,447            19,982          149,241          104,512           1,829
       2.570                       -               -            10,717           78,661          118,110          67,519
       2.595                  27,329              56            29,821           37,983           73,137           3,006
       2.600                  16,173               -                 -                -                -               -
       2.610                 184,061               -             7,505           18,448           17,487           8,237
       2.620                  33,871           1,570            34,396           27,096           25,701          14,935
       2.645                  58,184               -            79,039           35,651           23,326          91,128
       2.650                       -               -                 -           17,767           27,515          51,760
       2.660                  29,678               -                 -           13,157           12,631               -
       2.670                  42,873               -            20,742                -                -          75,711
       2.695                  94,341               -                 -           39,647           38,674         101,447
       2.700                  25,943               -             7,460                -           11,843               -
       2.710                 166,595               -                 -                -                -               -
       2.720                  39,794               -             7,722          133,463          143,776          37,416
       2.745                       -               -                 -                -                -               -
       2.750                       -               -                 -                -                -               -
       2.760                  18,676               -             4,619           16,595           27,694           2,973
       2.800                 482,014          44,831             4,228           25,434           26,562          11,946
       2.810                 289,599               -            11,543            6,014           11,796             472
       2.820                       -          19,541             2,042            3,300            2,981           2,143
       2.850                  31,133               -                 -                -                -               -
       2.860                 135,906               -             7,364                -                -               -
       2.870                  16,835               -            14,124                -                -               -
       2.920                  83,337               -            42,240                -                -          52,548
       2.945                       -               -                 -                -                -               -


                       JNL/MCM           JNL/MCM         JNL/MCM         JNL/MCM          JNL/MCM         JNL/MCM
                     Small Cap        Technology         Dow SM           S&P(R)        Value Line(R)       VIP
                  Index Portfolio   Sector Portfolio  10 Portfolio    10 Portfolio     25 Portfolio      Portfolio
                  ----------------- ----------------  -------------- ---------------  ---------------- ---------------
                  ----------------- ----------------  -------------- ---------------  ---------------- ---------------
      M&E CLASS

       2.295             $ 368,322              $ -        $ 61,899       $ 536,904         $ 345,045             $ -
       2.300                93,777           50,780         212,378         220,047           194,951         242,656
       2.310                38,579           18,104         118,389         171,679           333,241         190,743
       2.320               328,978           56,692         130,898         164,546           216,293          11,144
       2.345                 5,118            1,697           5,001         115,579           174,025          13,914
       2.350                     -                -          18,022          25,554                 -               -
       2.360                70,823                -             454             667            14,500               -
       2.370               396,109              153          84,564         112,761           130,912          21,349
       2.395                 4,238                -          81,791         136,608                 -               -
       2.400               114,563           38,900          68,434          21,704                 -               -
       2.410                     -                -               -               -                 -               -
       2.420               149,956           45,573         350,771         453,793         1,129,434         121,494
       2.445               160,321                -           8,342               -            11,445               -
       2.450               171,812          123,691         185,362          56,703            46,164               -
       2.460                66,118                -          12,882          19,332             2,809          30,535
       2.470               136,126           37,874          46,989          24,672            58,894               -
       2.495                     -                -          30,802          49,185                 -               -
       2.500                36,034           10,854          15,735          61,326            60,374               -
       2.510                     -                -               -               -                 -               -
       2.520                     -                -               -               -            74,350               -
       2.545                39,469                -          14,348          20,184                 -               -
       2.550                     -                -               -               -                 -               -
       2.560                97,178            2,647           4,188          47,639           340,192          27,833
       2.570                61,178           10,204          12,537          28,956                 -               -
       2.595                27,765                -           8,058          55,328            52,809          33,672
       2.600                     -                -               -               -                 -               -
       2.610                18,313            8,157           1,558               -            37,570               -
       2.620                26,507           33,544               -               -            29,824               -
       2.645                29,081                -          72,330         188,610            62,461          58,712
       2.650                17,676                -           9,148               -             6,004               -
       2.660                36,019                -               -               -                 -               -
       2.670                     -           10,620          43,332          48,373            61,544               -
       2.695                39,068                -             970          18,067                 -               -
       2.700                     -                -               -               -            31,075               -
       2.710                     -                -               -               -                 -               -
       2.720               136,144                -          22,712          41,983            39,827           8,683
       2.745                     -                -               -               -                 -               -
       2.750                     -                -               -               -                 -               -
       2.760                14,001                -           4,198           4,838                 -          15,717
       2.800                24,907                -          40,883          55,507                 -               -
       2.810                 3,924                -             708             714            47,796           7,491
       2.820                 3,112                -           9,304          12,569            23,634          34,979
       2.850                     -                -               -               -                 -               -
       2.860                     -                -               -           6,390                 -               -
       2.870                     -           13,553               -               -                 -               -
       2.920                     -                -           8,841          40,361           185,909               -
       2.945                     -                -               -               -                 -               -



                         JNL/MCM         JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM         JNL/MCM
                          JNL 5          Nasdaq(R)        Oil & Gas      S&P 400 MidCap      S&P 500       Select Small
                        Portfolio      15 Portfolio    Sector Portfolio  Index Portfolio  Index Portfolio Cap Portfolio
                      --------------- ---------------  ----------------  ---------------  --------------- ---------------
                      --------------- ---------------  ----------------  ---------------  --------------- ---------------
      M&E CLASS

       2.950                $ 79,079             $ -               $ -              $ -              $ -             $ -
       2.960                 106,039               -                 -                -                -               -
       2.970                       -               -                 -                -           19,854               -
       2.995                       -               -                 -                -                -               -
       3.050                       -               -                 -                -                -               -
       3.060                       -               -                 -                -                -               -
       3.095                       -               -                 -                -                -               -
       3.100                       -               -                 -                -                -               -
       3.110                 103,129               -                 -                -                -               -
       3.120                       -               -                 -                -                -               -
       3.145                       -               -                 -                -                -               -
       3.150                       -               -                 -                -                -               -
       3.170                       -               -                 -                -                -               -
       3.195                       -               -                 -                -                -               -
       3.200                       -               -                 -                -                -               -
       3.220                       -               -                 -                -           75,725               -
       3.245                       -               -                 -                -                -               -
       3.250                       -               -                 -                -                -               -
       3.270                       -               -                 -                -                -               -
       3.300                       -               -                 -                -                -               -
       3.360                       -               -                 -                -                -          87,469
       3.370                       -               -                 -                -                -               -
       3.400                       -               -                 -                -                -               -
       3.420                       -               -                 -                -                -               -
       3.445                       -               -                 -                -                -               -
       3.470                       -               -                 -                -                -               -
       3.520                       -               -                 -                -                -               -
       3.595                       -               -                 -                -                -               -
       3.600                       -               -                 -                -                -               -
       3.620                       -               -                 -                -                -               -
       3.645                       -               -                 -                -                -               -
       3.670                       -               -                 -                -                -               -
       3.720                       -               -                 -                -                -               -
       3.820                       -               -                 -                -                -               -
       4.000                       -               -                 -                -                -               -



 PERSPECTIVE
  Standard Benefit           494,494          24,486           341,470          497,903        1,027,088         260,914
 Contract Enhanced
 Benefit                     284,666           5,873           182,023          719,852          991,955         119,579
                      --------------- ---------------  ----------------  ---------------  --------------- ---------------
                      --------------- ---------------  ----------------  ---------------  --------------- ---------------

        Total           $ 61,447,960     $ 1,522,872       $ 5,399,728     $ 19,396,925     $ 26,373,741    $ 16,877,079
                      =============== ===============  ================  ===============  =============== ===============
                      =============== ===============  ================  ===============  =============== ===============


                          JNL/MCM           JNL/MCM          JNL/MCM        JNL/MCM           JNL/MCM         JNL/MCM
                         Small Cap        Technology         Dow SM           S&P(R)        Value Line(R)        VIP
                      Index Portfolio   Sector Portfolio  10 Portfolio    10 Portfolio     25 Portfolio      Portfolio
                      ----------------- ----------------  -------------- ---------------  ---------------- ---------------
                      ----------------- ----------------  -------------- ---------------  ---------------- ---------------
      M&E CLASS

       2.950                       $ -              $ -             $ -             $ -               $ -        $ 38,657
       2.960                         -                -               -               -                 -               -
       2.970                         -                -               -               -                 -               -
       2.995                         -                -               -               -                 -               -
       3.050                         -                -               -               -                 -               -
       3.060                         -                -               -               -             6,737          11,485
       3.095                         -                -               -               -                 -               -
       3.100                         -                -               -               -                 -               -
       3.110                         -                -               -               -                 -               -
       3.120                         -                -               -               -                 -               -
       3.145                         -                -               -               -                 -               -
       3.150                         -                -               -               -                 -               -
       3.170                         -                -               -               -                 -               -
       3.195                         -                -               -               -                 -               -
       3.200                         -                -               -               -                 -               -
       3.220                         -                -               -               -                 -               -
       3.245                         -                -               -               -                 -               -
       3.250                         -                -               -               -                 -               -
       3.270                         -                -               -               -                 -               -
       3.300                         -                -               -               -                 -               -
       3.360                         -                -               -               -           117,161               -
       3.370                         -                -               -               -                 -               -
       3.400                         -                -               -               -                 -               -
       3.420                         -                -               -               -                 -               -
       3.445                         -                -               -               -                 -               -
       3.470                         -                -               -               -                 -               -
       3.520                         -                -               -               -                 -               -
       3.595                         -                -               -               -                 -               -
       3.600                         -                -               -               -                 -               -
       3.620                         -                -               -               -                 -               -
       3.645                         -                -               -               -                 -               -
       3.670                         -                -               -               -                 -               -
       3.720                         -                -               -               -                 -               -
       3.820                         -                -               -               -                 -               -
       4.000                         -                -               -               -                 -               -



 PERSPECTIVE
  Standard Benefit             569,459           40,674         272,156         596,948           332,614          32,028
 Contract Enhanced
 Benefit                       661,127           67,245          89,775         477,444           460,686          70,557
                      ----------------- ----------------  -------------- ---------------  ---------------- ---------------
                      ----------------- ----------------  -------------- ---------------  ---------------- ---------------

        Total             $ 16,351,971      $ 1,492,987    $ 21,024,094    $ 25,761,113      $ 37,395,515     $ 6,588,978
                      ================= ================  ============== ===============  ================ ===============
                      ================= ================  ============== ===============  ================ ===============



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2005 (continued):


                    JNL/Oppenheimer   JNL/Oppenheimer    JNL/PIMCO        JNL/Putnam       JNL/Putnam     JNL/Putnam
                     Global Growth         Growth       Total Return        Equity       Midcap Growth   Value Equity
                       Portfolio         Portfolio     Bond Portfolio     Portfolio        Portfolio       Portfolio
                    ----------------- ---------------- ---------------  ---------------  --------------- --------------
                    ----------------- ---------------- ---------------  ---------------  --------------- --------------
 M&E CLASS

      1.100                 $ 51,923              $ -       $ 105,947              $ -              $ -            $ -
      1.200                        -                -               -                -                -              -
      1.250                  172,671           37,264         334,072           10,299          124,516         92,099
      1.350                  320,165          122,646         680,851           89,847           39,227        115,231
      1.400                  183,861           75,443         597,251           55,996          134,972        116,036
      1.500                  107,310           83,890         217,859            6,832            6,148         45,013
      1.550                   14,279                -          16,089                -                -              -
      1.600                  264,228           57,941         336,583            1,050           19,046          9,743
      1.645                   17,966            1,703          84,523                -                -              -
      1.650                  168,642           12,469       1,540,867                -           27,174         53,133
      1.670                  186,110           24,928         373,735                -                -         43,554
      1.700                   59,847           17,571         401,037                -           24,338         42,432
      1.745                   52,362              624          70,619                -                -              -
      1.750                  436,690           78,078       1,243,051           31,723          246,263         46,025
      1.770                  107,471           35,190       1,347,280            1,700            8,630          1,684
      1.795                  238,182           24,487       1,107,123                -           16,497        204,649
      1.800                   39,123            6,484       1,615,659                -            9,916          8,370
      1.820                   19,354           12,699          64,409                -                -         20,272
      1.850                  171,899           19,131         271,621                -           10,398         41,268
      1.895                        -                -               -                -                -              -
      1.900                   24,066           48,625         155,331                -            6,555              -
      1.910                   90,871            3,257          87,164                -                -              -
      1.920                  131,726           53,337         584,356           25,786           12,001         31,537
      1.945                      387                -         137,709                -                -          9,741
      1.950                   66,098           19,486         290,078            6,129           38,847         25,412
      1.960                  368,295           37,322       1,464,662           39,384           24,677         20,206
      1.970                    6,401                -         181,622                -           18,953         21,200
      1.995                   48,389           47,313          35,126                -                -              -
      2.000                  279,429            8,609         394,391           10,887           22,111        100,849
      2.020                  177,771           40,791         778,253                -          101,649        120,873
      2.045                   32,444                -          97,806                -          147,736         23,440
      2.050                   91,540           30,665         161,383                -           19,169              -
      2.070                   41,790            4,492          92,869                -              403              -
      2.095                   16,808            7,438         108,916           22,570                -          6,682
      2.100                        -                -          61,092                -                -         30,549
      2.120                   38,472                -           2,598                -                -          3,517
      2.145                   13,820            7,144         274,847            3,699            2,669         10,539
      2.150                   13,918                -         132,626                -                -         34,792
      2.160                  131,816            3,422         159,254                -           22,058          1,074
      2.170                   22,819                -         108,719            4,697                -              -
      2.195                   20,665            1,639          47,316                -            1,615              -
      2.200                   65,857                -          14,236                -                -              -
      2.210                        -                -          61,147                -                -              -
      2.220                   19,563           12,965          41,154                -                -              -
      2.245                    2,705                -         273,772                -                -              -
      2.250                   87,246                -          64,409                -           19,043         10,549
      2.270                   52,934           56,826         414,900            4,665                -          4,389



                        JNL/S&P           JNL/S&P                          JNL/S&P          JNL/S&P       JNL/Salomon
                        Managed          Managed         JNL/S&P          Managed          Managed      Brothers High
                      Aggressive      Conservative       Managed         Moderate         Moderate        Yield Bond
                   Growth Portfolio     Portfolio     Growth Portfolio   Portfolio     Growth Portfolio   Portfolio
                   ------------------ --------------  --------------- ---------------- ---------------- ---------------
                   ------------------ --------------  --------------- ---------------- ---------------- ---------------
 M&E CLASS

      1.100                      $ -            $ -              $ -              $ -              $ -        $ 32,548
      1.200                        -              -                -                -                -               -
      1.250                1,166,113              -        1,645,367           26,250        1,135,392         146,315
      1.350                  621,611        870,819        3,190,337          762,726        1,788,548         322,674
      1.400                1,140,377              -        5,288,563                -        2,493,393         559,443
      1.500                  625,328          7,659        1,122,462                -        1,420,309         104,049
      1.550                   75,132              -          126,292                -          296,634          33,029
      1.600                2,290,429        299,558        4,899,407          934,667        3,930,479         230,896
      1.645                      304              -          102,961                -          275,144          15,731
      1.650                  603,484        275,553        1,524,782          764,447        1,902,473       1,218,439
      1.670                1,310,634              -        1,021,052            1,133        1,604,491         146,005
      1.700                2,282,791              -        1,792,905          114,647          705,237         315,423
      1.745                   11,540        112,927          749,961                -          562,008          97,087
      1.750                1,075,113        724,143        5,477,326        2,777,970        4,600,399       1,042,725
      1.770                  462,517         51,326        1,138,006          855,445        1,193,772         118,021
      1.795                2,770,662              -        1,401,083                -          718,710         269,557
      1.800                  328,375         18,505          725,429           12,842          288,424          97,840
      1.820                  283,914              -           46,951                -        1,143,897          97,685
      1.850                  681,760         76,606          774,315          442,928          969,192         123,033
      1.895                        -              -          292,339                -            8,308               -
      1.900                  505,351         94,023          708,628          186,768        1,624,602           2,644
      1.910                  202,245        982,409          161,702          812,941          277,056          57,800
      1.920                2,221,814              -        1,417,949           12,142          720,491         134,723
      1.945                    4,513              -            7,481                -                -          36,946
      1.950                1,160,753        151,025        1,330,668          233,087          374,655          88,060
      1.960                4,427,099        175,040        2,324,275           33,718        1,955,887         421,428
      1.970                   99,356              -          171,301                -           56,950          85,653
      1.995                   13,532              -          575,061          105,862          599,099           7,774
      2.000                  527,655        218,852        2,411,088          355,335        1,805,709         164,312
      2.020                1,394,495        133,079        3,237,194          102,881        1,583,926         280,909
      2.045                    5,013          7,146           40,258           21,029          244,650         137,657
      2.050                  143,558        153,396          196,666           97,147          406,093          99,217
      2.070                  334,330         22,309           70,038               96          350,403           8,855
      2.095                  334,879              -          220,789          140,638          749,230          61,854
      2.100                        -         75,784                -          447,410          503,214               -
      2.120                  508,812              -          817,905          258,184           99,293          85,139
      2.145                   79,106        169,652          586,901           19,785          997,307          56,914
      2.150                  388,380        123,371          116,633                -           27,704         121,421
      2.160                  206,553        180,068                -          140,574          650,256          51,904
      2.170                  650,759         58,457        1,579,919          344,162        2,972,566          80,535
      2.195                  305,284              -           42,557                -           24,272           2,118
      2.200                   10,315          8,561          139,422          189,380          257,289           4,504
      2.210                  243,456              -          129,686                -          239,732          36,980
      2.220                  176,602              -          413,515          163,031           17,152           3,801
      2.245                        -              -                -                -           36,102          11,831
      2.250                   73,375         23,413          496,382           68,216          143,379          36,856
      2.270                4,486,743              -          532,562          158,191          716,058          22,046



                    JNL/Oppenheimer   JNL/Oppenheimer    JNL/PIMCO        JNL/Putnam       JNL/Putnam     JNL/Putnam
                     Global Growth         Growth       Total Return        Equity       Midcap Growth   Value Equity
                       Portfolio         Portfolio     Bond Portfolio     Portfolio        Portfolio       Portfolio
                    ----------------- ---------------- ---------------  ---------------  --------------- --------------
                    ----------------- ---------------- ---------------  ---------------  --------------- --------------
    M&E CLASS

      2.295                $ 303,612         $ 53,363       $ 675,524         $ 12,843          $ 5,770       $ 15,222
      2.300                   86,429           12,415         602,927           54,122           39,793         64,993
      2.310                  123,767           22,237         137,678                -           19,792         11,286
      2.320                   36,328           10,623         104,645            6,255            5,271         10,110
      2.345                    1,759                -          11,619                -                -              -
      2.350                    1,708                -               -                -                -              -
      2.360                        -                -               -                -                -              -
      2.370                  241,403                -         373,787              790                -         32,837
      2.395                   23,357                -               -                -            5,467              -
      2.400                  115,042           12,012               -                -                -              -
      2.410                        -                -          27,546                -                -              -
      2.420                  130,588                -         226,429                -            5,762              -
      2.445                        -                -         133,798                -                -              -
      2.450                  209,452          103,626          92,278                -                -              -
      2.460                        -                -           1,685                -                -              -
      2.470                        -           31,138          91,892                -                -              -
      2.495                        -                -           6,948                -                -              -
      2.500                    1,447                -          12,939                -                -          1,487
      2.510                        -                -               -                -                -              -
      2.520                        -                -               -                -                -              -
      2.545                        -                -               -                -                -              -
      2.550                        -                -          38,321                -                -              -
      2.560                  176,402           41,225         126,744                -                -              -
      2.570                   14,174                -          60,905                -                -              -
      2.595                   27,055                -          88,108                -                -              -
      2.600                        -                -               -                -                -              -
      2.610                        -                -          16,065                -                -              -
      2.620                        -                -         103,595                -                -              -
      2.645                   21,176                -               -                -                -              -
      2.650                    1,296                -          75,291                -            6,165              -
      2.660                   29,891                -               -                -                -              -
      2.670                   14,008                -          61,525            6,872                -              -
      2.695                        -                -           1,986                -                -              -
      2.700                   13,120                -          23,755                -                -              -
      2.710                        -                -               -                -                -              -
      2.720                        -            8,033          32,833                -                -              -
      2.745                        -                -               -                -                -              -
      2.750                        -                -               -                -                -              -
      2.760                   19,461                -               -                -                -              -
      2.800                    4,274              295         192,664                -           31,683         20,856
      2.810                   37,708                -          98,124                -                -              -
      2.820                        -                -               -                -                -              -
      2.850                        -                -               -                -                -              -
      2.860                        -                -           6,467                -                -              -
      2.870                        -                -          27,347                -                -              -
      2.920                        -                -           9,682                -                -              -
      2.945                        -           11,316               -                -                -              -



                      JNL/S&P          JNL/S&P                          JNL/S&P          JNL/S&P       JNL/Salomon
                      Managed          Managed         JNL/S&P          Managed          Managed      Brothers High
                    Aggressive      Conservative       Managed         Moderate         Moderate        Yield Bond
                 Growth Portfolio     Portfolio     Growth Portfolio   Portfolio     Growth Portfolio   Portfolio
                 ------------------ --------------  --------------- ---------------- ---------------- ---------------
                 ------------------ --------------  --------------- ---------------- ---------------- ---------------
    M&E CLASS

      2.295              $ 133,174      $ 268,394        $ 160,544         $ 45,714        $ 577,250        $ 42,168
      2.300                154,193         11,689          777,731          282,978        1,397,633         202,399
      2.310                231,553         38,679          908,320          575,422          500,702          68,564
      2.320                630,814          1,953          182,668            2,411          582,680          19,521
      2.345                    172              -            8,509                -          167,946           1,968
      2.350                      -              -                -            3,410          123,859          41,676
      2.360              2,656,976              -           40,456            6,592            6,586               -
      2.370              3,136,664              -        1,156,617          200,954        1,184,884         120,596
      2.395                104,647              -           42,503          339,775           43,314               -
      2.400                      -              -            4,033                -          115,017          54,234
      2.410                      -              -                -          396,082                -               -
      2.420              5,001,086         51,879          657,962        1,459,352        1,034,079          11,335
      2.445                  5,413              -           13,950           49,440          102,570               -
      2.450                 35,393         56,661          653,420           84,957          736,269          72,292
      2.460                      -          1,715            2,281           37,351           83,053           1,698
      2.470                 18,353              -          113,786           95,566          351,152          17,974
      2.495                      -              -            7,690                -                -               -
      2.500                      -              -           70,860           48,958                -           6,360
      2.510                      -              -                -          228,776          325,523               -
      2.520                      -              -                -                -           24,894               -
      2.545                      -              -                -                -           35,129               -
      2.550                 54,290        292,812                -                -          154,543               -
      2.560                454,094          9,088          352,450          159,106          278,383           2,345
      2.570                 63,633              -          401,987                -          159,083           1,066
      2.595                      -              -           50,488           15,980           62,912           2,749
      2.600                      -              -          135,189           50,923                -               -
      2.610                      -              -          195,408           67,894          148,363               -
      2.620                      -              -                -           15,435           49,067               -
      2.645                 62,886              -           96,383           22,323                -          78,788
      2.650                204,583         19,520          272,992           21,043          646,610               -
      2.660                 32,837         25,127           32,466           84,770            4,930               -
      2.670                 34,964              -           10,258                -           73,533          13,188
      2.695                 16,675         70,139           40,302          121,283          235,596               -
      2.700                      -              -                -                -          119,097          13,388
      2.710                      -              -                -                -                -               -
      2.720                      -              -          140,624           96,722                -               -
      2.745                    907              -            7,620                -                -               -
      2.750                      -              -                -                -                -               -
      2.760                      -         46,726          250,776                -                -               -
      2.800                 39,701         47,235              937                -           85,528          52,187
      2.810                      -         50,146            4,003          287,029           11,006          41,596
      2.820                  6,872              -          201,135                -            9,123               -
      2.850                      -              -                -                -                -               -
      2.860                      -         12,835            2,325           82,700          297,238               -
      2.870                      -          3,859                -           39,423                -               -
      2.920                      -         42,178                -           10,535                -           8,759
      2.945                 11,560              -                -                -                -               -



                    JNL/Oppenheimer   JNL/Oppenheimer    JNL/PIMCO        JNL/Putnam       JNL/Putnam     JNL/Putnam
                     Global Growth         Growth       Total Return        Equity       Midcap Growth   Value Equity
                       Portfolio         Portfolio     Bond Portfolio     Portfolio        Portfolio       Portfolio
                    ----------------- ---------------- ---------------  ---------------  --------------- --------------
                    ----------------- ---------------- ---------------  ---------------  --------------- --------------
    M&E CLASS

      2.950                      $ -              $ -        $ 19,998              $ -              $ -            $ -
      2.960                        -                -               -                -                -              -
      2.970                        -                -               -                -                -              -
      2.995                        -                -               -                -                -              -
      3.050                        -                -               -                -                -              -
      3.060                   41,473                -               -                -                -              -
      3.095                        -                -               -                -                -              -
      3.100                        -                -               -                -                -              -
      3.110                        -                -               -                -                -              -
      3.120                        -                -               -                -                -              -
      3.145                        -                -               -                -                -              -
      3.150                        -                -               -                -                -              -
      3.170                        -                -               -                -                -              -
      3.195                        -                -               -                -                -              -
      3.200                        -                -               -                -                -              -
      3.220                        -                -               -                -                -              -
      3.245                        -                -               -                -                -              -
      3.250                        -                -               -                -                -              -
      3.270                        -                -               -                -                -              -
      3.300                        -                -               -                -                -              -
      3.360                        -                -               -                -                -              -
      3.370                        -                -               -                -                -              -
      3.400                        -                -               -                -                -              -
      3.420                        -                -               -                -                -              -
      3.445                        -                -               -                -                -              -
      3.470                        -                -               -                -                -              -
      3.520                        -                -               -                -                -              -
      3.595                        -                -               -                -                -              -
      3.600                        -                -               -                -                -              -
      3.620                        -                -               -                -                -              -
      3.645                        -                -               -                -                -              -
      3.670                        -                -               -                -                -              -
      3.720                        -                -               -                -                -              -
      3.820                        -                -               -                -                -              -
      4.000                        -                -               -                -                -              -



 PERSPECTIVE
  Standard Benefit         1,117,063          233,332       2,117,180        2,481,533          511,792      4,061,198
 Contract Enhanced
 Benefit                   1,030,016          319,809       1,390,932          258,928          424,507      1,078,375
                    ----------------- ---------------- ---------------  ---------------  --------------- --------------
                    ----------------- ---------------- ---------------  ---------------  --------------- --------------

      Total              $ 8,279,922      $ 1,853,303    $ 23,625,529      $ 3,136,607      $ 2,160,613    $ 6,591,222
                    ================= ================ ===============  ===============  =============== ==============
                    ================= ================ ===============  ===============  =============== ==============


                         JNL/S&P          JNL/S&P                          JNL/S&P          JNL/S&P       JNL/Salomon
                         Managed          Managed         JNL/S&P          Managed          Managed      Brothers High
                       Aggressive      Conservative       Managed         Moderate         Moderate        Yield Bond
                    Growth Portfolio     Portfolio     Growth Portfolio   Portfolio     Growth Portfolio   Portfolio
                    ------------------ --------------  --------------- ---------------- ---------------- ---------------
                    ------------------ --------------  --------------- ---------------- ---------------- ---------------
    M&E CLASS

      2.950                       $ -            $ -              $ -              $ -         $ 64,996         $ 5,232
      2.960                         -              -                -                -                -               -
      2.970                         -              -                -                -                -               -
      2.995                         -              -           79,026                -           53,726           5,228
      3.050                         -              -                -                -                -               -
      3.060                         -              -           93,467           11,018           13,875               -
      3.095                     4,887              -                -                -                -               -
      3.100                         -              -                -                -                -               -
      3.110                         -              -                -                -                -               -
      3.120                         -              -                -                -                -               -
      3.145                         -              -                -                -                -               -
      3.150                         -              -                -                -                -               -
      3.170                         -              -                -                -                -               -
      3.195                         -              -           25,351                -                -               -
      3.200                         -              -                -                -                -               -
      3.220                         -              -                -                -                -               -
      3.245                         -              -                -                -                -               -
      3.250                         -              -                -                -                -               -
      3.270                         -              -                -                -                -               -
      3.300                         -              -                -                -                -               -
      3.360                   117,459              -                -                -                -               -
      3.370                         -              -                -                -                -               -
      3.400                         -              -                -                -                -               -
      3.420                         -              -                -                -                -               -
      3.445                         -              -                -                -                -               -
      3.470                         -              -                -                -                -               -
      3.520                         -              -                -                -                -               -
      3.595                         -              -                -                -                -               -
      3.600                         -              -                -                -                -               -
      3.620                         -              -                -                -                -               -
      3.645                         -              -                -                -                -               -
      3.670                         -              -                -                -                -               -
      3.720                         -              -                -                -                -               -
      3.820                         -              -                -                -                -               -
      4.000                         -              -                -                -                -               -



 PERSPECTIVE
  Standard Benefit          8,482,183         27,140        8,595,979          206,214        7,656,401       1,900,685
 Contract Enhanced
 Benefit                    8,025,558        113,171        8,195,541          503,953        4,520,993       2,342,748
                    ------------------ --------------  --------------- ---------------- ---------------- ---------------
                    ------------------ --------------  --------------- ---------------- ---------------- ---------------

      Total              $ 63,955,589    $ 6,204,627     $ 73,034,155     $ 16,237,721     $ 64,507,428    $ 12,201,125
                    ================== ==============  =============== ================ ================ ===============
                    ================== ==============  =============== ================ ================ ===============



JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2005 (continued):

                                           JNL/Salomon
                        JNL/Salomon          Brothers
                          Brothers       U.S. Government      JNL/Select       JNL/Select      JNL/Select
                       Strategic Bond        & Quality         Balanced      Global Growth      Large Cap
                         Portfolio        Bond Portfolio      Portfolio        Portfolio     Growth Portfolio
                      -----------------  ----------------- ----------------- --------------- ----------------
                      -----------------  ----------------- ----------------- --------------- ----------------
 M&E CLASS

       1.100                 $ 108,998                $ -               $ -             $ -              $ -
       1.200                         -                  -                 -               -                -
       1.250                    82,327             31,314           113,256               -           28,583
       1.350                   324,861            237,109           212,057          18,572           95,804
       1.400                   142,085            268,429           258,904               -            7,708
       1.500                    60,330             65,198            45,688               -                -
       1.550                    37,268             51,277            39,948               -            6,475
       1.600                   124,495             51,045           205,653          12,873           65,084
       1.645                     4,071              6,215            40,112               -                -
       1.650                   378,113            199,774           174,868           1,622          207,045
       1.670                    83,181             35,543           128,095               -           19,823
       1.700                   137,375            113,456           114,983               -           36,932
       1.745                         -             92,832             1,389               -                -
       1.750                   502,144            435,315           330,336               -              420
       1.770                   113,656             54,612           631,536          13,773           26,727
       1.795                   113,271            142,719           268,075               -            9,233
       1.800                    31,647             18,424            99,101          46,727          575,494
       1.820                         -            191,945            14,636               -                -
       1.850                   202,106            171,954           359,350               -                -
       1.895                         -                  -                 -               -                -
       1.900                   279,190              6,595           310,905           7,639                -
       1.910                   103,351             56,144             6,392           2,410           22,266
       1.920                   198,892             63,313           132,940               -           12,928
       1.945                    21,850              8,535            11,436               -                -
       1.950                   110,639              9,041            71,727          44,583           81,503
       1.960                   277,398             52,215           275,918               -           45,757
       1.970                   122,659             24,663            87,725               -           11,395
       1.995                         -             39,381            25,903               -                -
       2.000                   337,910             53,979            98,124          30,720           87,670
       2.020                   184,061            108,864           245,706          62,490           47,999
       2.045                    37,491             20,612           232,970           2,892                -
       2.050                   174,328             15,254           127,303               -                -
       2.070                    63,778             73,453            13,505               -                -
       2.095                    25,352             68,250            21,798               -            3,213
       2.100                    29,917                  -                 -               -                -
       2.120                     2,656              5,964             9,140               -           74,034
       2.145                    43,730             87,650           387,448               -                -
       2.150                    86,543            134,931            50,720               -           11,912
       2.160                    94,020             70,314            50,698          21,961            5,900
       2.170                   221,661             24,073            19,796          58,531           12,064
       2.195                     2,116             27,281            64,070               -                -
       2.200                    14,458                492            21,278               -            7,549
       2.210                         -                  -                 -               -                -
       2.220                     2,905              1,452            58,307               -                -
       2.245                     5,379                  -             1,180               -                -
       2.250                    35,912             50,690            53,088           7,355           14,809
       2.270                   100,593             14,389           133,878               -                -


                                                        JNL/T.Rowe      JNL/T. Rowe
                      JNL/Select          JNL/            Price       Price Mid-Cap     JNL/T. Rowe
                     Money Market     Select Value     Established        Growth        Price Value
                      Portfolio         Portfolio     Growth Portfolio  Portfolio        Portfolio
                   -----------------  --------------  --------------  ---------------  ---------------
                   -----------------  --------------  --------------  ---------------  ---------------
 M&E CLASS

       1.100                    $ -        $ 58,888       $ 135,495         $ 63,172        $ 116,793
       1.200                      -               -               -                -                -
       1.250                      -         122,667         190,518          420,413          338,938
       1.350                592,111         125,234       6,277,181        6,278,002        6,258,957
       1.400                114,853          47,052         177,172          303,311          347,857
       1.500                  9,313          33,813         129,980          183,240          143,263
       1.550                      -          13,967          18,465           38,239           47,076
       1.600                 46,340         136,310         781,364          821,646          803,900
       1.645                      -          18,892           6,730           18,947           19,797
       1.650                956,204          63,079         492,847          726,521          843,297
       1.670                292,667          35,473         114,356          538,378          171,974
       1.700                      -          26,406          88,161           55,486          170,480
       1.745                      -               -          11,827           54,033           11,596
       1.750                 31,262         172,504          47,427          235,990          256,797
       1.770                 73,756          40,929         130,038           66,329          260,046
       1.795                494,946         250,717         306,183          236,956          300,457
       1.800                108,943          58,086          30,728          768,109          728,979
       1.820                      -          24,460               -            2,650            6,604
       1.850                 31,580          82,419         369,814          295,437          423,829
       1.895                      -               -               -                -                -
       1.900                      -          52,095          68,596           54,412          146,397
       1.910                 18,350          28,427          69,678           67,242           55,155
       1.920                  9,020          67,184         150,644          520,708          168,890
       1.945                150,063           3,811          23,479           26,021           12,961
       1.950                 11,546          49,777         351,403          419,811          367,653
       1.960                 86,506         547,065         334,390          519,716          650,979
       1.970                      -          56,179          56,555           21,505           34,251
       1.995                      -               -               -           38,378           22,774
       2.000                 88,438          74,186          52,406          259,861          317,699
       2.020                286,852         198,792         292,868          253,060          581,993
       2.045                 19,379           4,943          53,566           35,971           75,742
       2.050                 59,975          12,561          49,404           87,649          180,916
       2.070                      -           5,078          23,001           46,860           10,486
       2.095                297,668          16,221          41,274           50,313           71,992
       2.100                105,276               -          31,363           53,910           63,612
       2.120                      -          31,405               -           72,025            9,856
       2.145                      -               -          54,499                -           36,156
       2.150                      -          92,744         183,145          215,778          130,800
       2.160                104,422          15,323          81,271          111,585           54,068
       2.170                258,116          38,517          17,624          140,283           19,637
       2.195                      -          10,335           3,599            1,553           12,109
       2.200                    488           2,515          28,513           68,034           58,636
       2.210                      -               -               -                -                -
       2.220                      -          12,061          41,595           80,030           57,223
       2.245                      -           1,262               -            1,366            5,358
       2.250                  3,718           7,599         723,364          614,323          639,676
       2.270                 33,854         102,814         106,985          163,526          222,523



                                           JNL/Salomon
                        JNL/Salomon          Brothers
                          Brothers       U.S. Government      JNL/Select       JNL/Select      JNL/Select
                       Strategic Bond        & Quality         Balanced      Global Growth      Large Cap
                         Portfolio        Bond Portfolio      Portfolio        Portfolio     Growth Portfolio
                      -----------------  ----------------- ----------------- --------------- ----------------
                      -----------------  ----------------- ----------------- --------------- ----------------
     M&E CLASS

       2.295                 $ 124,653          $ 144,043         $ 119,936        $ 56,169         $ 12,528
       2.300                    98,231            184,601            36,249               -           93,392
       2.310                    72,746             17,222             4,836               -                -
       2.320                    13,037             58,288           207,961               -            4,666
       2.345                     1,388              8,965            47,008               -                -
       2.350                         -                  -             1,703               -                -
       2.360                         -                  -                 -               -                -
       2.370                    92,726            146,670           235,615               -           43,739
       2.395                         -                  -             4,826               -                -
       2.400                    22,144                  -            47,572          39,730          119,987
       2.410                    27,751                  -            28,451               -                -
       2.420                   135,094             14,490            92,943             887          141,253
       2.445                     9,777             10,970                 -               -                -
       2.450                    25,361              9,733            16,711         133,121          301,930
       2.460                         -              1,688            15,687               -                -
       2.470                     4,266             21,169                 -               -                -
       2.495                         -                  -                 -               -                -
       2.500                    10,553              1,892             5,289               -                -
       2.510                         -                  -                 -               -                -
       2.520                         -                  -                 -               -            5,805
       2.545                         -                  -                 -               -                -
       2.550                    50,992                  -                 -               -                -
       2.560                     2,349             18,505             2,336               -           25,087
       2.570                         -              1,037                 -               -                -
       2.595                    24,307                  -            66,236               -                -
       2.600                         -                  -                 -               -                -
       2.610                         -                  -                 -               -                -
       2.620                         -                  -                 -               -                -
       2.645                    44,239                  -                 -               -                -
       2.650                         -             35,112                 -               -                -
       2.660                         -                  -            38,906               -                -
       2.670                    26,410             13,183                 -               -                -
       2.695                         -                  -                 -               -           10,758
       2.700                    17,821                  -            12,352               -            3,068
       2.710                         -                  -                 -               -                -
       2.720                         -                  -            28,062               -           20,721
       2.745                         -                  -                 -               -                -
       2.750                         -                  -                 -               -                -
       2.760                         -                  -            18,746               -                -
       2.800                    69,417                  -            42,512               -           77,481
       2.810                    26,187                  -            33,418               -                -
       2.820                         -                  -                 -               -                -
       2.850                         -                  -                 -               -                -
       2.860                     6,462                  -                 -               -                -
       2.870                         -                  -                 -               -                -
       2.920                         -              6,610                 -               -           11,422
       2.945                         -                  -                 -               -                -


                                                           JNL/T.Rowe      JNL/T. Rowe
                         JNL/Select          JNL/            Price       Price Mid-Cap     JNL/T. Rowe
                        Money Market     Select Value     Established        Growth        Price Value
                         Portfolio         Portfolio     Growth Portfolio  Portfolio        Portfolio
                      -----------------  --------------  --------------  ---------------  ---------------
                      -----------------  --------------  --------------  ---------------  ---------------
     M&E CLASS

       2.295              $ 11,563,857         $ 7,735        $ 50,761        $ 367,505        $ 206,920
       2.300                   311,625          75,631         150,632           85,602          145,837
       2.310                   210,405               -               -           26,002           17,755
       2.320                 1,091,927          82,246          23,919           73,343           63,617
       2.345                    81,396           3,640           2,294               83            6,879
       2.350                         -               -          11,985            1,705                -
       2.360                         -               -               -            5,838                -
       2.370                   167,584         226,823         144,684           72,925          293,913
       2.395                         -               -           9,751           13,776           32,639
       2.400                         -          41,353         122,129          118,005           58,633
       2.410                         -               -               -                -                -
       2.420                     5,224          66,764         106,318          219,139           72,584
       2.445                         -               -               -           11,129           29,278
       2.450                 1,258,025          99,527         202,059          225,835          134,917
       2.460                         -             879               -            5,709            5,555
       2.470                         -          13,351          14,885           75,240           19,136
       2.495                         -               -           7,483                -           14,355
       2.500                         -               -           5,765            1,436            4,024
       2.510                         -               -               -                -                -
       2.520                         -          43,473               -            4,065           10,114
       2.545                         -           7,059               -           12,642                -
       2.550                         -               -               -                -           19,234
       2.560                   377,167          10,887          18,058           24,818           42,735
       2.570                         -           1,217               -                -            6,685
       2.595                         -               -          12,502           27,000                -
       2.600                         -               -               -            3,274                -
       2.610                    10,568               -               -                -                -
       2.620                         -               -               -                -            7,065
       2.645                   305,579               -           6,265           20,746                -
       2.650                         -          50,111           5,074           83,962            6,296
       2.660                         -               -               -                -           29,545
       2.670                   110,095          13,160          29,058           61,784           31,983
       2.695                   488,796               -           1,090                -           10,707
       2.700                     2,389               -           4,569           16,276                -
       2.710                         -               -               -                -                -
       2.720                         -          40,479          36,692           15,011            7,333
       2.745                         -               -               -                -                -
       2.750                         -               -               -                -                -
       2.760                         -               -               -                -                -
       2.800                         -               -               -           83,181          132,499
       2.810                    35,483               -               -                -                -
       2.820                         -               -               -                -                -
       2.850                         -               -               -                -                -
       2.860                         -           7,503           6,315            7,568                -
       2.870                         -               -               -                -                -
       2.920                         -          17,977               -           10,771                -
       2.945                         -               -          11,270           12,380                -



                                           JNL/Salomon
                        JNL/Salomon          Brothers
                          Brothers       U.S. Government      JNL/Select       JNL/Select      JNL/Select
                       Strategic Bond        & Quality         Balanced      Global Growth      Large Cap
                         Portfolio        Bond Portfolio      Portfolio        Portfolio     Growth Portfolio
                      -----------------  ----------------- ----------------- --------------- ----------------
                      -----------------  ----------------- ----------------- --------------- ----------------
     M&E CLASS

       2.950                       $ -                $ -               $ -             $ -         $ 21,686
       2.960                         -                  -                 -               -                -
       2.970                         -                  -                 -               -                -
       2.995                         -                  -                 -               -                -
       3.050                         -                  -                 -               -                -
       3.060                         -                  -                 -               -                -
       3.095                         -                  -                 -               -                -
       3.100                         -                  -                 -               -                -
       3.110                         -                  -                 -               -                -
       3.120                         -                  -                 -               -                -
       3.145                         -                  -                 -               -                -
       3.150                         -                  -                 -               -                -
       3.170                         -                  -                 -               -                -
       3.195                         -                  -                 -               -                -
       3.200                         -                  -                 -               -                -
       3.220                         -                  -                 -               -                -
       3.245                         -                  -                 -               -                -
       3.250                         -                  -                 -               -                -
       3.270                         -                  -                 -               -                -
       3.300                         -                  -                 -               -                -
       3.360                         -                  -                 -               -                -
       3.370                         -                  -                 -               -                -
       3.400                         -                  -                 -               -                -
       3.420                         -                  -                 -               -                -
       3.445                         -                  -                 -               -                -
       3.470                         -                  -                 -               -                -
       3.520                         -                  -                 -               -                -
       3.595                         -                  -                 -               -                -
       3.600                         -                  -                 -               -                -
       3.620                         -                  -                 -               -                -
       3.645                         -                  -                 -               -                -
       3.670                         -                  -                 -               -                -
       3.720                         -                  -                 -               -                -
       3.820                         -                  -                 -               -                -
       4.000                         -                  -                 -               -                -



 PERSPECTIVE
  Standard Benefit           1,494,413          2,909,847         3,746,810       3,037,366        4,677,752
 Contract Enhanced
 Benefit                     1,051,728          1,772,956         1,515,860           1,687          302,096
                      -----------------  ----------------- ----------------- --------------- ----------------
                      -----------------  ----------------- ----------------- --------------- ----------------

       Total               $ 8,474,769        $ 8,561,677      $ 11,919,967     $ 3,601,108      $ 7,391,698
                      =================  ================= ================= =============== ================
                      =================  ================= ================= =============== ================


                                                          JNL/T.Rowe      JNL/T. Rowe
                         JNL/Select          JNL/            Price       Price Mid-Cap     JNL/T. Rowe
                        Money Market     Select Value     Established        Growth        Price Value
                         Portfolio         Portfolio     Growth Portfolio  Portfolio        Portfolio
                      -----------------  --------------  --------------  ---------------  ---------------
                      -----------------  --------------  --------------  ---------------  ---------------
     M&E CLASS

       2.950                       $ -        $ 12,744             $ -         $ 17,227         $ 34,021
       2.960                         -               -               -                -                -
       2.970                         -               -               -                -           10,063
       2.995                         -               -           5,886            4,357            5,911
       3.050                         -               -               -                -                -
       3.060                         -               -               -           41,046                -
       3.095                         -               -               -                -                -
       3.100                         -               -               -                -                -
       3.110                         -               -               -                -                -
       3.120                         -               -               -                -                -
       3.145                         -               -               -                -                -
       3.150                         -               -               -                -                -
       3.170                         -               -               -                -                -
       3.195                         -               -               -                -                -
       3.200                         -               -               -                -                -
       3.220                         -               -               -                -            9,583
       3.245                         -               -               -                -                -
       3.250                         -               -               -                -                -
       3.270                         -               -               -                -                -
       3.300                         -               -               -                -                -
       3.360                         -               -               -                -                -
       3.370                         -               -               -                -                -
       3.400                         -               -               -                -                -
       3.420                         -               -               -                -                -
       3.445                         -               -               -                -                -
       3.470                         -               -               -                -                -
       3.520                         -               -               -                -                -
       3.595                         -               -               -                -                -
       3.600                         -               -               -                -                -
       3.620                         -               -               -                -                -
       3.645                         -               -               -                -                -
       3.670                         -               -               -                -                -
       3.720                         -               -               -                -                -
       3.820                         -               -               -                -                -
       4.000                         -               -               -                -                -



 PERSPECTIVE
  Standard Benefit           2,979,581         497,000       4,299,656        5,540,255        2,581,255
 Contract Enhanced
 Benefit                       665,777         188,044       1,467,521        1,437,014        2,025,175
                      -----------------  --------------  --------------  ---------------  ---------------
                      -----------------  --------------  --------------  ---------------  ---------------

       Total              $ 23,951,124     $ 4,249,393    $ 18,904,129     $ 23,757,428     $ 21,334,428
                      =================  ==============  ==============  ===============  ===============
                      =================  ==============  ==============  ===============  ===============


JNLNY SEPARATE ACCOUNT I
Notes to Financial Statements (continued)

NOTE 8 - FINANCIAL HIGHLIGHTS
  The following is a summary for each period in the five year period ended December 31, 2005 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.

                                        JNL/AIM               JNL/AIM              JNL/AIM                JNL/AIM
                                        Large Cap        Premier Equity II       Real Estate             Small Cap
                                  Growth Portfolio (a)   Portfolio (a)(b)       Portfolio (c)      Growth Portfolio (a)
                                  --------------------- --------------------  -------------------  ----------------------
                                  --------------------- --------------------  -------------------  ----------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                             $ 10.611801          n/a                  $ 11.473288             $ 11.635991
   Total Return *                                3.04%          n/a                        9.43%                   4.60%
   Ratio of Expenses **                          4.00%          n/a                        2.95%                   3.60%

Period ended December 31, 2004

    Unit Value                             $ 10.298874           $ 8.931023           n/a                    $ 11.124630
   Total Return *                             8.22%***            -3.60%***           n/a                       7.51%***
   Ratio of Expenses **                          4.00%                2.72%           n/a                          3.60%

Period ended December 31, 2003

    Unit Value                             $ 10.036249           $ 9.223257           n/a                    $ 10.982239
   Total Return *                             6.81%***               19.69%           n/a                       3.72%***
   Ratio of Expenses **                          2.65%                2.45%           n/a                          2.80%

Period ended December 31, 2002

   Unit Value                               $ 7.987771           $ 7.705924           n/a                     $ 8.213547
   Total Return *                            -4.46%***            -0.70%***           n/a                      10.27%***
   Ratio of Expenses **                          1.96%                2.45%           n/a                          2.30%

Period ended December 31, 2001

   Unit Value                              $ 10.269081          $ 10.175932           n/a                    $ 11.055922
   Total Return *                             2.69%***             1.76%***           n/a                      10.56%***
   Ratio of Expenses **                          1.40%               1.825%           n/a                          1.40%



                                        JNL/Alger             JNL/Alliance            JNL/Eagle           JNL/Eagle
                                          Growth                 Capital             Core Equity           SmallCap
                                        Portfolio         Growth Portfolio (d)        Portfolio        Equity Portfolio
                                  ----------------------  ----------------------  ------------------  -------------------
                                  ----------------------  ----------------------  ------------------  -------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                              $ 15.406030              $ 9.245377         $ 14.489276          $ 17.181084
   Total Return *                                 8.32%                   8.12%              -0.12%               -0.42%
   Ratio of Expenses **                           3.62%                   2.72%              3.445%                2.92%

Period ended December 31, 2004

    Unit Value                              $ 14.222373              $ 9.242426         $ 14.506247          $ 17.253799
   Total Return *                              3.04%***                   3.74%            5.17%***            14.73%***
   Ratio of Expenses **                           3.62%                   2.45%              3.445%                2.92%

Period ended December 31, 2003

    Unit Value                              $ 15.206695              $ 8.909601         $ 14.802644          $ 15.086008
   Total Return *                             16.18%***                7.73%***           11.71%***             3.11%***
   Ratio of Expenses **                           2.65%                   2.45%               2.80%                2.80%

Period ended December 31, 2002

   Unit Value                               $ 11.880599              $ 7.398434         $ 12.614051          $ 11.438641
   Total Return *                             -0.94%***                2.57%***           -1.78%***             3.25%***
   Ratio of Expenses **                           2.30%                   2.30%               2.30%                2.30%

Period ended December 31, 2001

   Unit Value                                $ 8.757375              $ 8.733208          $ 9.243211           $ 9.682239
   Total Return *                            -12.43%***              -12.67%***           -7.57%***            -3.18%***
   Ratio of Expenses **                          1.825%                  1.825%              1.825%               1.825%




                                         JNL/FMR             JNL/FMR
                                        Balanced         Capital Growth
                                        Portfolio           Portfolio
                                  ---------------------- ----------------
                                  ---------------------- ----------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                               $ 9.550912      $ 18.711181
   Total Return *                                 5.78%            3.12%
   Ratio of Expenses **                           4.00%            2.92%

Period ended December 31, 2004

    Unit Value                               $ 9.028769      $ 18.145865
   Total Return *                              9.97%***        13.23%***
   Ratio of Expenses **                           4.00%            2.92%

Period ended December 31, 2003

    Unit Value                               $ 8.975033      $ 17.003987
   Total Return *                              5.16%***           32.83%
   Ratio of Expenses **                           2.80%           2.095%

Period ended December 31, 2002

   Unit Value                                $ 8.191460      $ 12.800844
   Total Return *                              0.22%***        -2.51%***
   Ratio of Expenses **                           2.45%           2.095%

Period ended December 31, 2001

   Unit Value                                $ 9.648733       $ 7.343670
   Total Return *                             -3.51%***       -26.56%***
   Ratio of Expenses **                          1.825%           1.825%



* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in the toal return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result ina direct reduction to unit values. Charges made directly to the contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date October 29, 2001.

(b)  For 2004, the period is from January 1, 2004 through  acquisition April 30,
     2004. Unit values disclosed are as of April 30, 2004.

(c)  Commencement of operations May 2, 2005.

(d)  For 2005, the period is from January 1, 2005 through  acquisition April 28,
     2005. Unit values disclosed are as of April 28, 2005.


                                        JNL/AIM               JNL/AIM              JNL/AIM                JNL/AIM
                                        Large Cap        Premier Equity II       Real Estate             Small Cap
                                  Growth Portfolio (a)   Portfolio (a)(b)       Portfolio (c)      Growth Portfolio (a)
                                  --------------------- --------------------  -------------------  ----------------------
                                  --------------------- --------------------  -------------------  ----------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                             $ 11.976548          n/a                  $ 11.595734             $ 12.834332
   Total Return *                                6.06%          n/a                        9.03%                   7.08%
   Ratio of Expenses **                          1.10%          n/a                        1.35%                   1.25%

Period ended December 31, 2004

    Unit Value                             $ 11.292011           $ 9.265880           n/a                    $ 11.986082
   Total Return *                                4.49%               -0.62%           n/a                          5.53%
   Ratio of Expenses **                          1.10%                1.25%           n/a                          1.25%

Period ended December 31, 2003

    Unit Value                             $ 10.346261           $ 9.436358           n/a                    $ 11.358258
   Total Return *                             3.24%***               20.95%           n/a                       2.27%***
   Ratio of Expenses **                          1.25%                1.40%           n/a                          1.25%

Period ended December 31, 2002

   Unit Value                               $ 7.547329           $ 7.801655           n/a                     $ 7.923624
   Total Return *                              -26.50%              -29.23%           n/a                        -28.33%
   Ratio of Expenses **                          1.40%                1.40%           n/a                          1.40%

Period ended December 31, 2001

   Unit Value                              $ 10.269081          $ 11.023744           n/a                    $ 11.055922
   Total Return *                             2.69%***            10.24%***           n/a                      10.56%***
   Ratio of Expenses **                          1.40%                1.40%           n/a                          1.40%


                                        JNL/Alger             JNL/Alliance            JNL/Eagle           JNL/Eagle
                                          Growth                 Capital             Core Equity           SmallCap
                                        Portfolio         Growth Portfolio (d)        Portfolio        Equity Portfolio
                                  ----------------------  ----------------------  ------------------  -------------------
                                  ----------------------  ----------------------  ------------------  -------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                              $ 19.927987             $ 10.375525         $ 18.016966          $ 20.346844
   Total Return *                                11.08%                   3.42%               2.25%                1.40%
   Ratio of Expenses **                           1.10%                   1.25%               1.10%                1.10%

Period ended December 31, 2004

    Unit Value                              $ 17.940226             $ 10.032592         $ 17.621100          $ 20.065533
   Total Return *                                 3.47%                   4.99%               6.65%               13.28%
   Ratio of Expenses **                           1.10%                   1.25%               1.10%                1.10%

Period ended December 31, 2003

    Unit Value                              $ 17.059762              $ 9.555924         $ 16.574173          $ 16.891779
   Total Return *                              4.55%***                4.74%***            8.18%***             5.56%***
   Ratio of Expenses **                           1.25%                   1.25%               1.25%                1.25%

Period ended December 31, 2002

   Unit Value                                $ 6.920658              $ 4.485940          $ 8.134044           $ 8.759987
   Total Return *                               -34.12%                 -31.99%             -21.64%              -23.84%
   Ratio of Expenses **                           1.40%                   1.40%               1.40%                1.40%

Period ended December 31, 2001

   Unit Value                               $ 10.504819              $ 6.595748         $ 10.379886          $ 11.501957
   Total Return *                               -13.16%                 -15.78%             -11.09%                9.44%
   Ratio of Expenses **                           1.40%                   1.40%               1.40%                1.40%



                                         JNL/FMR             JNL/FMR
                                        Balanced         Capital Growth
                                        Portfolio           Portfolio
                                  ---------------------- ----------------
                                  ---------------------- ----------------

LOWEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                              $ 11.161868      $ 22.347947
   Total Return *                                 8.72%            4.85%
   Ratio of Expenses **                           1.25%            1.25%

Period ended December 31, 2004

    Unit Value                              $ 10.266186      $ 21.314796
   Total Return *                                 8.06%           16.53%
   Ratio of Expenses **                           1.25%            1.25%

Period ended December 31, 2003

    Unit Value                               $ 9.500264      $ 18.291089
   Total Return *                              3.64%***         5.75%***
   Ratio of Expenses **                           1.25%            1.25%

Period ended December 31, 2002

   Unit Value                                $ 8.760626       $ 6.637011
   Total Return *                                -7.87%          -30.20%
   Ratio of Expenses **                           1.40%            1.40%

Period ended December 31, 2001

   Unit Value                                $ 9.509179       $ 9.508060
   Total Return *                                -5.82%          -41.03%
   Ratio of Expenses **                           1.40%            1.40%


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in the toal return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result ina direct reduction to unit values. Charges made directly to the contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date October 29, 2001.

(b)  For 2004, the period is from January 1, 2004 through  acquisition April 30,
     2004. Unit values disclosed are as of April 30, 2004.

(c)  Commencement of operations May 2, 2005.

(d)  For 2005, the period is from January 1, 2005 through  acquisition April 28,
     2005. Unit values disclosed are as of April 28, 2005.


                                        JNL/AIM               JNL/AIM              JNL/AIM                JNL/AIM
                                        Large Cap        Premier Equity II       Real Estate             Small Cap
                                  Growth Portfolio (a)   Portfolio (a)(b)       Portfolio (c)      Growth Portfolio (a)
                                  --------------------- --------------------  -------------------  ----------------------
                                  --------------------- --------------------  -------------------  ----------------------

PORTFOLIO DATA

Period ended December 31, 2005

   Net Assets (in thousands)                   $ 4,672          n/a                      $ 1,179                 $ 3,488
   Units Outstanding (in thousands)                409          n/a                          102                     283
   Investment Income Ratio *                     0.04%          n/a                        0.00%                   0.00%

Period ended December 31, 2004

   Net Assets (in thousands)                   $ 3,366                  $ -           n/a                        $ 3,727
   Units Outstanding (in thousands)                312                    -           n/a                            324
   Investment Income Ratio *                     0.00%                0.18%           n/a                          0.00%

Period ended December 31, 2003

   Net Assets (in thousands)                   $ 1,356                $ 407           n/a                        $ 2,531
   Units Outstanding (in thousands)                136                   45           n/a                            234
   Investment Income Ratio *                     0.00%                0.00%           n/a                          0.00%

Period ended December 31, 2002

   Net Assets (in thousands)                     $ 171                $ 236           n/a                          $ 606
   Units Outstanding (in thousands)                 23                   32           n/a                             79
   Investment Income Ratio *                     0.00%                0.00%           n/a                          0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                      $ 36                 $ 72           n/a                           $ 39
   Units Outstanding (in thousands)                  3                    7           n/a                              4
   Investment Income Ratio *                     0.00%                0.00%           n/a                          0.00%


                                        JNL/Alger             JNL/Alliance            JNL/Eagle           JNL/Eagle
                                          Growth                 Capital             Core Equity           SmallCap
                                        Portfolio         Growth Portfolio (d)        Portfolio        Equity Portfolio
                                  ----------------------  ----------------------  ------------------  -------------------
                                  ----------------------  ----------------------  ------------------  -------------------

PORTFOLIO DATA

Period ended December 31, 2005

   Net Assets (in thousands)                    $ 7,245                     $ -             $ 4,512              $ 4,322
   Units Outstanding (in thousands)                 618                       -                 348                  275
   Investment Income Ratio *                      0.11%                   0.06%               0.90%                0.00%

Period ended December 31, 2004

   Net Assets (in thousands)                    $ 6,713                 $ 1,923             $ 4,371              $ 5,125
   Units Outstanding (in thousands)                 661                     274                 354                  347
   Investment Income Ratio *                      0.01%                   0.24%               0.83%                0.00%

Period ended December 31, 2003

   Net Assets (in thousands)                    $ 7,076                 $ 2,402             $ 2,925              $ 3,056
   Units Outstanding (in thousands)                 754                     383                 273                  251
   Investment Income Ratio *                      0.00%                   0.00%               0.81%                0.00%

Period ended December 31, 2002

   Net Assets (in thousands)                    $ 4,936                 $ 1,294             $ 1,862              $ 1,877
   Units Outstanding (in thousands)                 719                     265                 236                  220
   Investment Income Ratio *                      0.00%                   0.00%               0.78%                0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                    $ 8,799                 $ 1,657             $ 1,891              $ 2,760
   Units Outstanding (in thousands)                 843                     236                 188                  245
   Investment Income Ratio *                      0.00%                   0.06%               0.59%                0.00%



                                          JNL/FMR             JNL/FMR
                                         Balanced         Capital Growth
                                         Portfolio           Portfolio
                                  ----------------------- ----------------
                                  ----------------------- ----------------

PORTFOLIO DATA

Period ended December 31, 2005

   Net Assets (in thousands)                     $ 8,699          $ 5,604
   Units Outstanding (in thousands)                  790              506
   Investment Income Ratio *                       0.01%            0.28%

Period ended December 31, 2004

   Net Assets (in thousands)                     $ 6,684          $ 5,971
   Units Outstanding (in thousands)                  648              572
   Investment Income Ratio *                       1.36%            0.00%

Period ended December 31, 2003

   Net Assets (in thousands)                     $ 4,997          $ 6,074
   Units Outstanding (in thousands)                  516              695
   Investment Income Ratio *                       1.53%            0.00%

Period ended December 31, 2002

   Net Assets (in thousands)                     $ 4,043          $ 6,204
   Units Outstanding (in thousands)                  461              951
   Investment Income Ratio *                       2.19%            0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                     $ 3,738         $ 11,888
   Units Outstanding (in thousands)                  392            1,262
   Investment Income Ratio *                       3.34%            0.00%


* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.


(a)  Inception date October 29, 2001.

(b)  For 2004, the period is from January 1, 2004 through  acquisition April 30,
     2004. Unit values disclosed are as of April 30, 2004.

(c)  Commencement of operations May 2, 2005.

(d)  For 2005, the period is from January 1, 2005 through  acquisition April 28,
     2005. Unit values disclosed are as of April 28, 2005.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                              JNL/Franklin
                                                Templeton           JNL/Goldman         JNL/JPMorgan       JNL/JPMorgan
                                                Small Cap          Sachs Mid Cap       International       International
                                           Value Portfolio (f)   Value Portfolio (f)  Equity Portfolio   Value Portfolio (d)
                                           --------------------  -------------------  -----------------  ------------------
                                           --------------------  -------------------  -----------------  ------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                                     $ 10.822833          $ 11.186412        $ 12.478356         $ 10.242631
   Total Return *                                       -2.06%                0.75%             12.58%              14.30%
   Ratio of Expenses **                                  2.86%                2.72%              2.95%               3.67%

Period ended December 31, 2004

    Unit Value                                     n/a                   n/a               $ 11.699840          $ 8.960817
   Total Return *                                  n/a                   n/a                  0.70%***           16.96%***
   Ratio of Expenses **                            n/a                   n/a                     2.87%               3.67%

Period ended December 31, 2003

    Unit Value                                     n/a                   n/a               $ 10.413214          $ 7.981838
   Total Return *                                  n/a                   n/a                 14.25%***           22.37%***
   Ratio of Expenses **                            n/a                   n/a                     2.80%               2.80%

Period ended December 31, 2002

   Unit Value                                      n/a                   n/a                $ 8.883618          $ 6.031073
   Total Return *                                  n/a                   n/a                 -1.43%***           -1.41%***
   Ratio of Expenses **                            n/a                   n/a                     1.96%              2.300%

Period ended December 31, 2001

   Unit Value                                      n/a                   n/a                $ 8.778597                 n/a
   Total Return *                                  n/a                   n/a                -12.21%***                 n/a
   Ratio of Expenses **                            n/a                   n/a                    1.825%                 n/a



                                                   JNL/                   JNL/                JNL/               JNL/MCM
                                              Lazard Mid Cap        Lazard Small Cap         MCM 25            Bond Index
                                            Value Portfolio (a)    Value Portfolio (a)    Portfolio (c)       Portfolio (b)
                                           ----------------------  -------------------- ------------------  ------------------
                                           ----------------------  -------------------- ------------------  ------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                                       $ 15.547664           $ 12.318952        $ 14.210426         $ 10.143772
   Total Return *                                          4.95%                 0.56%             -6.59%              -1.96%
   Ratio of Expenses **                                    3.62%                 4.00%              3.72%               3.82%

Period ended December 31, 2004

    Unit Value                                       $ 14.814425           $ 12.250761        $ 15.213245         $ 10.346481
   Total Return *                                      11.71%***             15.46%***          13.85%***            3.18%***
   Ratio of Expenses **                                    3.62%                 4.00%              3.72%               3.82%

Period ended December 31, 2003

    Unit Value                                       $ 12.920566           $ 11.853314        $ 13.157632         $ 10.611308
   Total Return *                                       5.83%***              7.44%***           1.28%***            1.13%***
   Ratio of Expenses **                                    2.80%                 2.80%             2.595%               2.65%

Period ended December 31, 2002

   Unit Value                                        $ 10.485075            $ 8.930386        $ 10.218284         $ 10.618420
   Total Return *                                      13.24%***             10.91%***          -4.73%***            1.32%***
   Ratio of Expenses **                                    2.45%                 2.45%              2.45%               2.30%

Period ended December 31, 2001

   Unit Value                                        $ 10.521134           $ 10.815225                n/a                 n/a
   Total Return *                                       5.21%***              8.15%***                n/a                 n/a
   Ratio of Expenses **                                   1.825%                1.825%                n/a                 n/a


                                                   JNL/MCM                JNL/MCM
                                               Communications         Consumer Brands
                                            Sector Portfolio (e)    Sector Portfolio (e)
                                           ------------------------ --------------------
                                           ------------------------ --------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                                          $ 4.214321           $ 9.112139
   Total Return *                                            0.41%               -5.84%
   Ratio of Expenses **                                      2.56%               3.595%

Period ended December 31, 2004

    Unit Value                                          $ 4.328555           $ 9.677786
   Total Return *                                         8.65%***             4.79%***
   Ratio of Expenses **                                      2.37%               3.595%

Period ended December 31, 2003

    Unit Value                                          $ 3.890754           $ 9.945277
   Total Return *                                         6.81%***             1.83%***
   Ratio of Expenses **                                      1.65%                1.65%

Period ended December 31, 2002

   Unit Value                                                  n/a                  n/a
   Total Return *                                              n/a                  n/a
   Ratio of Expenses **                                        n/a                  n/a

Period ended December 31, 2001

   Unit Value                                                  n/a                  n/a
   Total Return *                                              n/a                  n/a
   Ratio of Expenses **                                        n/a                  n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in the toal return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result ina direct reduction to unit values. Charges made directly to the contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations October 29, 2001.

(b)  Commencement of operations July 22, 2002.

(c)  Inception date July 22, 2002.

(d)  Commencement of operations September 20, 2002.

(e)  Commencement of operations December 15, 2003.

(f)  Commencement of operations May 2, 2005.


                                              JNL/Franklin
                                                Templeton           JNL/Goldman         JNL/JPMorgan       JNL/JPMorgan
                                                Small Cap          Sachs Mid Cap       International       International
                                           Value Portfolio (f)   Value Portfolio (f)  Equity Portfolio   Value Portfolio (d)
                                           --------------------  -------------------  -----------------  ------------------
                                           --------------------  -------------------  -----------------  ------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                                     $ 10.931928          $ 11.288517        $ 14.952201         $ 12.527634
   Total Return *                                       -0.22%               -0.04%              9.32%              17.27%
   Ratio of Expenses **                                  1.35%                1.35%              1.25%               1.10%

Period ended December 31, 2004

    Unit Value                                     n/a                   n/a               $ 13.677913         $ 10.682523
   Total Return *                                  n/a                   n/a                    14.89%              17.19%
   Ratio of Expenses **                            n/a                   n/a                     1.25%               1.10%

Period ended December 31, 2003

    Unit Value                                     n/a                   n/a               $ 11.904771          $ 8.737517
   Total Return *                                  n/a                   n/a                  7.68%***           10.27%***
   Ratio of Expenses **                            n/a                   n/a                     1.25%               1.25%

Period ended December 31, 2002

   Unit Value                                      n/a                   n/a                $ 6.910248         $ 10.140477
   Total Return *                                  n/a                   n/a                   -21.69%            1.40%***
   Ratio of Expenses **                            n/a                   n/a                     1.40%               1.40%

Period ended December 31, 2001

   Unit Value                                      n/a                   n/a                $ 8.823666                 n/a
   Total Return *                                  n/a                   n/a                   -21.40%                 n/a
   Ratio of Expenses **                            n/a                   n/a                     1.40%                 n/a



                                                  JNL/                   JNL/                JNL/               JNL/MCM
                                             Lazard Mid Cap        Lazard Small Cap         MCM 25            Bond Index
                                           Value Portfolio (a)    Value Portfolio (a)    Portfolio (c)       Portfolio (b)
                                          ----------------------  -------------------- ------------------  ------------------
                                          ----------------------  -------------------- ------------------  ------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                                      $ 18.941460           $ 15.461306        $ 15.470073         $ 11.295672
   Total Return *                                         7.62%                 3.51%             -4.26%               0.74%
   Ratio of Expenses **                                   1.10%                 1.10%              1.25%               1.10%

Period ended December 31, 2004

    Unit Value                                      $ 17.600238           $ 14.937420        $ 16.158799         $ 11.213047
   Total Return *                                        13.67%                11.68%             20.45%               4.30%
   Ratio of Expenses **                                   1.10%                 1.10%              1.25%               1.10%

Period ended December 31, 2003

    Unit Value                                      $ 14.143691           $ 12.975393        $ 13.415707         $ 10.272739
   Total Return *                                      4.61%***              4.79%***          12.22%***               1.53%
   Ratio of Expenses **                                   1.25%                 1.25%              1.25%               1.40%

Period ended December 31, 2002

   Unit Value                                        $ 9.197975            $ 8.998926        $ 10.150521         $ 10.117737
   Total Return *                                       -15.28%               -18.37%           1.51%***            1.18%***
   Ratio of Expenses **                                   1.40%                 1.40%              1.40%               1.40%

Period ended December 31, 2001

   Unit Value                                       $ 10.856520           $ 11.024118                n/a                 n/a
   Total Return *                                      8.57%***             10.24%***                n/a                 n/a
   Ratio of Expenses **                                   1.40%                 1.40%                n/a                 n/a



                                                 JNL/MCM                JNL/MCM
                                             Communications         Consumer Brands
                                          Sector Portfolio (e)    Sector Portfolio (e)
                                         ------------------------ --------------------
                                         ------------------------ --------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                                        $ 4.589999          $ 10.608405
   Total Return *                                         -0.29%               -3.65%
   Ratio of Expenses **                                    1.25%                1.25%

Period ended December 31, 2004

    Unit Value                                        $ 4.603328          $ 11.009928
   Total Return *                                         16.21%                8.74%
   Ratio of Expenses **                                    1.25%                1.25%

Period ended December 31, 2003

    Unit Value                                        $ 3.961297          $ 10.125434
   Total Return *                                       6.83%***             1.85%***
   Ratio of Expenses **                                    1.25%                1.25%

Period ended December 31, 2002

   Unit Value                                                n/a                  n/a
   Total Return *                                            n/a                  n/a
   Ratio of Expenses **                                      n/a                  n/a

Period ended December 31, 2001

   Unit Value                                                n/a                  n/a
   Total Return *                                            n/a                  n/a
   Ratio of Expenses **                                      n/a                  n/a


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in the toal return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result ina direct reduction to unit values. Charges made directly to the contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations October 29, 2001.

(b)  Commencement of operations July 22, 2002.

(c)  Inception date July 22, 2002.

(d)  Commencement of operations September 20, 2002.

(e)  Commencement of operations December 15, 2003.

(f)  Commencement of operations May 2, 2005.


                                              JNL/Franklin
                                                Templeton           JNL/Goldman         JNL/JPMorgan       JNL/JPMorgan
                                                Small Cap          Sachs Mid Cap       International       International
                                           Value Portfolio (f)   Value Portfolio (f)  Equity Portfolio   Value Portfolio (d)
                                           --------------------  -------------------  -----------------  ------------------
                                           --------------------  -------------------  -----------------  ------------------

PORTFOLIO DATA

Period ended December 31, 2005

   Net Assets (in thousands)                             $ 522                $ 443            $ 3,690             $ 5,673
   Units Outstanding (in thousands)                         48                   40                308                 447
   Investment Income Ratio *                             0.00%                0.00%              1.82%               0.51%

Period ended December 31, 2004

   Net Assets (in thousands)                       n/a                   n/a                   $ 3,078             $ 2,677
   Units Outstanding (in thousands)                n/a                   n/a                       295                 233
   Investment Income Ratio *                       n/a                   n/a                     1.34%               1.49%

Period ended December 31, 2003

   Net Assets (in thousands)                       n/a                   n/a                   $ 2,389               $ 775
   Units Outstanding (in thousands)                n/a                   n/a                       268                  69
   Investment Income Ratio *                       n/a                   n/a                     1.77%               4.33%

Period ended December 31, 2002

   Net Assets (in thousands)                       n/a                   n/a                   $ 1,942                $ 60
   Units Outstanding (in thousands)                n/a                   n/a                       281                   6
   Investment Income Ratio *                       n/a                   n/a                     0.87%               2.80%

Period ended December 31, 2001

   Net Assets (in thousands)                       n/a                   n/a                   $ 2,724                 n/a
   Units Outstanding (in thousands)                n/a                   n/a                       309                 n/a
   Investment Income Ratio *                       n/a                   n/a                     0.73%                 n/a



                                                  JNL/                   JNL/                JNL/               JNL/MCM
                                             Lazard Mid Cap        Lazard Small Cap         MCM 25            Bond Index
                                           Value Portfolio (a)    Value Portfolio (a)    Portfolio (c)       Portfolio (b)
                                          ----------------------  -------------------- ------------------  ------------------
                                          ----------------------  -------------------- ------------------  ------------------

PORTFOLIO DATA

Period ended December 31, 2005

   Net Assets (in thousands)                            $ 8,755               $ 5,876           $ 21,625             $ 9,542
   Units Outstanding (in thousands)                         508                   408              1,431                 875
   Investment Income Ratio *                             11.08%                 5.61%              0.00%               3.45%

Period ended December 31, 2004

   Net Assets (in thousands)                            $ 5,868               $ 4,898           $ 18,623             $ 4,234
   Units Outstanding (in thousands)                         368                   348              1,173                 388
   Investment Income Ratio *                              0.20%                 0.05%              0.00%               0.59%

Period ended December 31, 2003

   Net Assets (in thousands)                            $ 1,954               $ 3,162            $ 7,122               $ 567
   Units Outstanding (in thousands)                         154                   256                535                  53
   Investment Income Ratio *                              0.39%                 0.00%              0.00%               4.56%

Period ended December 31, 2002

   Net Assets (in thousands)                              $ 574               $ 1,024              $ 240                $ 20
   Units Outstanding (in thousands)                          63                   115                 23                   2
   Investment Income Ratio *                              0.35%                 0.00%              0.00%               5.38%

Period ended December 31, 2001

   Net Assets (in thousands)                              $ 152                 $ 128                n/a                 n/a
   Units Outstanding (in thousands)                          14                    12                n/a                 n/a
   Investment Income Ratio *                              0.72%                 0.20%                n/a                 n/a



                                                 JNL/MCM                JNL/MCM
                                             Communications         Consumer Brands
                                          Sector Portfolio (e)    Sector Portfolio (e)
                                         ------------------------ --------------------
                                         ------------------------ --------------------

PORTFOLIO DATA

Period ended December 31, 2005

   Net Assets (in thousands)                               $ 477                $ 625
   Units Outstanding (in thousands)                           97                   61
   Investment Income Ratio *                              10.94%                3.24%

Period ended December 31, 2004

   Net Assets (in thousands)                               $ 296                $ 211
   Units Outstanding (in thousands)                           54                   20
   Investment Income Ratio *                               0.01%                0.00%

Period ended December 31, 2003

   Net Assets (in thousands)                                 $ -                  $ -
   Units Outstanding (in thousands)                            -                    -
   Investment Income Ratio *                               0.00%                0.00%

Period ended December 31, 2002

   Net Assets (in thousands)                                 n/a                  n/a
   Units Outstanding (in thousands)                          n/a                  n/a
   Investment Income Ratio *                                 n/a                  n/a

Period ended December 31, 2001

   Net Assets (in thousands)                                 n/a                  n/a
   Units Outstanding (in thousands)                          n/a                  n/a
   Investment Income Ratio *                                 n/a                  n/a


* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Commencement of operations October 29, 2001.

(b)  Commencement of operations July 22, 2002.

(c)  Inception date July 22, 2002.

(d)  Commencement of operations September 20, 2002.

(e)  Commencement of operations December 15, 2003.

(f)  Commencement of operations May 2, 2005.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                   JNL/MCM
                                                   Enhanced                JNL/MCM              JNL/MCM              JNL/MCM
                                                S&P 500 Stock             Financial              Global             Healthcare
                                             Index Portfolio (b)     Sector Portfolio (c)   15 Portfolio (b)    Sector Portfolio (c)
                                            -----------------------  --------------------- -------------------  -------------------
                                            -----------------------  --------------------- -------------------  -------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                                          $ 7.435297            $ 11.394730         $ 15.600994           $ 9.929040
   Total Return *                                            0.65%                  2.88%               6.11%                3.80%
   Ratio of Expenses **                                      3.52%                  3.10%               3.72%                3.62%

Period ended December 31, 2004

    Unit Value                                          $ 7.387514            $ 11.075714         $ 14.702177           $ 9.565977
   Total Return *                                        10.45%***               9.86%***           21.18%***            -0.25%***
   Ratio of Expenses **                                      3.52%                  3.10%               3.72%                3.62%

Period ended December 31, 2003

    Unit Value                                          $ 7.156376            $ 10.205726         $ 12.194412          $ 10.192820
   Total Return *                                        13.92%***               2.06%***            1.63%***             1.93%***
   Ratio of Expenses **                                      2.65%                  1.82%              2.595%                1.82%

Period ended December 31, 2002

   Unit Value                                           $ 5.768271                    n/a          $ 9.641049                  n/a
   Total Return *                                         2.43%***                    n/a           -3.45%***                  n/a
   Ratio of Expenses **                                      2.30%                    n/a               2.30%                  n/a

Period ended December 31, 2001

   Unit Value                                                  n/a                    n/a                 n/a                  n/a
   Total Return *                                              n/a                    n/a                 n/a                  n/a
   Ratio of Expenses **                                        n/a                    n/a                 n/a                  n/a



                                                    JNL/MCM            JNL/MCM            JNL/MCM             JNL/MCM
                                                 International          JNL 5             Nasdaq(R)          Oil & Gas
                                              Index Portfolio (b)   Portfolio (d)     15 Portfolio (d)   Sector Portfolio (c)
                                              -------------------- -----------------  -----------------  -------------------
                                              -------------------- -----------------  -----------------  -------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                                        $ 13.807835       $ 11.654963        $ 10.409995          $ 20.300374
   Total Return *                                           9.07%            -0.84%             14.52%               31.87%
   Ratio of Expenses **                                     3.82%             3.11%              2.82%                3.67%

Period ended December 31, 2004

    Unit Value                                        $ 12.659046       $ 10.869331        $ 10.818653          $ 15.394036
   Total Return *                                       14.91%***          1.79%***           1.11%***            -1.74%***
   Ratio of Expenses **                                     3.82%             2.95%              2.35%                3.67%

Period ended December 31, 2003

    Unit Value                                        $ 11.274745               n/a                n/a          $ 13.120936
   Total Return *                                        2.54%***               n/a                n/a             5.37%***
   Ratio of Expenses **                                    2.595%               n/a                n/a                1.65%

Period ended December 31, 2002

   Unit Value                                         $ 10.297913               n/a                n/a                  n/a
   Total Return *                                        2.98%***               n/a                n/a                  n/a
   Ratio of Expenses **                                     1.82%               n/a                n/a                  n/a

Period ended December 31, 2001

   Unit Value                                                 n/a               n/a                n/a                  n/a
   Total Return *                                             n/a               n/a                n/a                  n/a
   Ratio of Expenses **                                       n/a               n/a                n/a                  n/a



                                                   JNL/MCM            JNL/MCM
                                               S&P 400 MidCap         S&P 500
                                             Index Portfolio (a)   Index Portfolio (a)
                                             --------------------  ---------------
                                             --------------------  ---------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                                       $ 12.907166       $ 9.831750
   Total Return *                                          7.80%            0.47%
   Ratio of Expenses **                                    3.82%            3.82%

Period ended December 31, 2004

    Unit Value                                       $ 11.973757       $ 9.785439
   Total Return *                                      10.97%***         6.07%***
   Ratio of Expenses **                                    3.82%            3.82%

Period ended December 31, 2003

    Unit Value                                       $ 10.961560       $ 9.423812
   Total Return *                                      19.40%***        13.37%***
   Ratio of Expenses **                                    2.80%            2.80%

Period ended December 31, 2002

   Unit Value                                         $ 8.431162       $ 7.620310
   Total Return *                                      -0.85%***        -7.67%***
   Ratio of Expenses **                                    2.30%            2.30%

Period ended December 31, 2001

   Unit Value                                                n/a              n/a
   Total Return *                                            n/a              n/a
   Ratio of Expenses **                                      n/a              n/a



* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in the toal return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result ina direct reduction to unit values. Charges made directly to the contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations July 22, 2002.

(b)  Inception date July 22, 2002.

(c)  Commencement of operations December 15, 2003.

(d)  Inception date October 1, 2004.



                                                 JNL/MCM
                                                 Enhanced                JNL/MCM              JNL/MCM              JNL/MCM
                                              S&P 500 Stock             Financial              Global             Healthcare
                                           Index Portfolio (b)     Sector Portfolio (c)   15 Portfolio (b)    Sector Portfolio (c)
                                          -----------------------  --------------------- -------------------  -------------------
                                          -----------------------  --------------------- -------------------  -------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                                        $ 8.728429            $ 12.854726         $ 16.983544          $ 11.584406
   Total Return *                                          3.11%                  4.80%               8.76%                6.28%
   Ratio of Expenses **                                    1.10%                  1.25%               1.25%                1.25%

Period ended December 31, 2004

    Unit Value                                        $ 8.465552            $ 12.266068         $ 15.615619          $ 10.900188
   Total Return *                                          7.73%                 12.14%              25.59%                2.21%
   Ratio of Expenses **                                    1.10%                  1.25%               1.25%                1.25%

Period ended December 31, 2003

    Unit Value                                        $ 7.639067            $ 10.938291         $ 12.433563          $ 10.664169
   Total Return *                                       7.17%***               2.33%***            1.02%***             2.21%***
   Ratio of Expenses **                                    1.25%                  1.25%               1.25%                1.25%

Period ended December 31, 2002

   Unit Value                                        $ 10.640831                    n/a         $ 10.108930                  n/a
   Total Return *                                       6.41%***                    n/a            1.09%***                  n/a
   Ratio of Expenses **                                    1.40%                    n/a               1.40%                  n/a

Period ended December 31, 2001

   Unit Value                                                n/a                    n/a                 n/a                  n/a
   Total Return *                                            n/a                    n/a                 n/a                  n/a
   Ratio of Expenses **                                      n/a                    n/a                 n/a                  n/a



                                                JNL/MCM            JNL/MCM            JNL/MCM             JNL/MCM
                                             International          JNL 5             Nasdaq(R)          Oil & Gas
                                          Index Portfolio (b)   Portfolio (d)     15 Portfolio (d)   Sector Portfolio (c)
                                          -------------------- -----------------  -----------------  -------------------
                                          -------------------- -----------------  -----------------  -------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                                    $ 15.316154       $ 11.926526        $ 10.614333          $ 23.757688
   Total Return *                                       0.38%             9.28%             -2.15%               35.09%
   Ratio of Expenses **                                 1.20%             1.25%              1.25%                1.25%

Period ended December 31, 2004

    Unit Value                                    $ 13.659915       $ 10.913899        $ 10.847246          $ 17.586279
   Total Return *                                      13.06%             1.42%             -0.85%               31.65%
   Ratio of Expenses **                                 1.25%             1.25%              1.25%                1.25%

Period ended December 31, 2003

    Unit Value                                    $ 13.958057               n/a                n/a          $ 13.358794
   Total Return *                                      35.39%               n/a                n/a             5.39%***
   Ratio of Expenses **                                 1.40%               n/a                n/a                1.25%

Period ended December 31, 2002

   Unit Value                                     $ 10.309147               n/a                n/a                  n/a
   Total Return *                                    3.09%***               n/a                n/a                  n/a
   Ratio of Expenses **                                 1.40%               n/a                n/a                  n/a

Period ended December 31, 2001

   Unit Value                                             n/a               n/a                n/a                  n/a
   Total Return *                                         n/a               n/a                n/a                  n/a
   Ratio of Expenses **                                   n/a               n/a                n/a                  n/a



                                              JNL/MCM            JNL/MCM
                                          S&P 400 MidCap         S&P 500
                                        Index Portfolio (a)   Index Portfolio (a)
                                        --------------------  ---------------
                                        --------------------  ---------------

LOWEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                                  $ 14.317370      $ 10.949242
   Total Return *                                    -0.14%            3.24%
   Ratio of Expenses **                               1.20%            1.10%

Period ended December 31, 2004

    Unit Value                                  $ 12.920648      $ 10.605996
   Total Return *                                    14.35%            7.10%
   Ratio of Expenses **                               1.25%            1.10%

Period ended December 31, 2003

    Unit Value                                  $ 11.299436       $ 9.714316
   Total Return *                                  3.62%***         5.15%***
   Ratio of Expenses **                               1.25%            1.25%

Period ended December 31, 2002

   Unit Value                                   $ 10.431487      $ 10.617884
   Total Return *                                  4.31%***         6.18%***
   Ratio of Expenses **                               1.40%            1.40%

Period ended December 31, 2001

   Unit Value                                           n/a              n/a
   Total Return *                                       n/a              n/a
   Ratio of Expenses **                                 n/a              n/a


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in the toal return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result ina direct reduction to unit values. Charges made directly to the contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations July 22, 2002.

(b)  Inception date July 22, 2002.

(c)  Commencement of operations December 15, 2003.

(d)  Inception date October 1, 2004.


                                                 JNL/MCM
                                                 Enhanced                JNL/MCM              JNL/MCM              JNL/MCM
                                              S&P 500 Stock             Financial              Global             Healthcare
                                           Index Portfolio (b)     Sector Portfolio (c)   15 Portfolio (b)    Sector Portfolio (c)
                                          -----------------------  --------------------- -------------------  -------------------
                                          -----------------------  --------------------- -------------------  -------------------

PORTFOLIO DATA

Period ended December 31, 2005

   Net Assets (in thousands)                             $ 3,416                  $ 945            $ 20,182              $ 4,424
   Units Outstanding (in thousands)                          392                     78               1,215                  401
   Investment Income Ratio *                               7.70%                  2.38%               0.00%                0.97%

Period ended December 31, 2004

   Net Assets (in thousands)                             $ 2,323                  $ 384            $ 11,079              $ 1,287
   Units Outstanding (in thousands)                          262                     33                 719                  123
   Investment Income Ratio *                               0.34%                  0.10%               0.00%                0.00%

Period ended December 31, 2003

   Net Assets (in thousands)                             $ 1,156                   $ 24             $ 1,357                 $ 35
   Units Outstanding (in thousands)                          133                      2                 110                    3
   Investment Income Ratio *                               0.75%                  0.00%               0.00%                0.00%

Period ended December 31, 2002

   Net Assets (in thousands)                                $ 27                    n/a                $ 93                  n/a
   Units Outstanding (in thousands)                            4                    n/a                  10                  n/a
   Investment Income Ratio *                               0.07%                    n/a               0.00%                  n/a

Period ended December 31, 2001

   Net Assets (in thousands)                                 n/a                    n/a                 n/a                  n/a
   Units Outstanding (in thousands)                          n/a                    n/a                 n/a                  n/a
   Investment Income Ratio *                                 n/a                    n/a                 n/a                  n/a



                                                JNL/MCM            JNL/MCM            JNL/MCM             JNL/MCM
                                             International          JNL 5             Nasdaq(R)          Oil & Gas
                                          Index Portfolio (b)   Portfolio (d)     15 Portfolio (d)   Sector Portfolio (c)
                                          -------------------- -----------------  -----------------  -------------------
                                          -------------------- -----------------  -----------------  -------------------

PORTFOLIO DATA

Period ended December 31, 2005

   Net Assets (in thousands)                         $ 16,989          $ 61,448            $ 1,523              $ 5,400
   Units Outstanding (in thousands)                     1,127             5,193                145                  244
   Investment Income Ratio *                            3.24%             0.05%              0.00%                2.94%

Period ended December 31, 2004

   Net Assets (in thousands)                          $ 7,219           $ 5,265            $ 1,211                $ 726
   Units Outstanding (in thousands)                       530               484                112                   45
   Investment Income Ratio *                            0.19%             0.54%              0.00%                0.00%

Period ended December 31, 2003

   Net Assets (in thousands)                            $ 663               n/a                n/a                  $ -
   Units Outstanding (in thousands)                        58               n/a                n/a                    -
   Investment Income Ratio *                            5.26%               n/a                n/a                0.00%

Period ended December 31, 2002

   Net Assets (in thousands)                              $ -               n/a                n/a                  n/a
   Units Outstanding (in thousands)                         -               n/a                n/a                  n/a
   Investment Income Ratio *                            0.00%               n/a                n/a                  n/a

Period ended December 31, 2001

   Net Assets (in thousands)                              n/a               n/a                n/a                  n/a
   Units Outstanding (in thousands)                       n/a               n/a                n/a                  n/a
   Investment Income Ratio *                              n/a               n/a                n/a                  n/a


                                               JNL/MCM            JNL/MCM
                                           S&P 400 MidCap         S&P 500
                                         Index Portfolio (a)   Index Portfolio (a)
                                         --------------------  ---------------
                                         --------------------  ---------------

PORTFOLIO DATA

Period ended December 31, 2005

   Net Assets (in thousands)                        $ 19,397         $ 26,374
   Units Outstanding (in thousands)                    1,376            2,436
   Investment Income Ratio *                           1.44%            1.46%

Period ended December 31, 2004

   Net Assets (in thousands)                        $ 12,780         $ 16,269
   Units Outstanding (in thousands)                      996            1,525
   Investment Income Ratio *                           0.01%            1.93%

Period ended December 31, 2003

   Net Assets (in thousands)                         $ 2,080          $ 4,371
   Units Outstanding (in thousands)                      183              432
   Investment Income Ratio *                           0.76%            2.17%

Period ended December 31, 2002

   Net Assets (in thousands)                           $ 186            $ 258
   Units Outstanding (in thousands)                       22               33
   Investment Income Ratio *                           1.69%            0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                             n/a              n/a
   Units Outstanding (in thousands)                      n/a              n/a
   Investment Income Ratio *                             n/a              n/a



* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Commencement of operations July 22, 2002.

(b)  Inception date July 22, 2002.

(c)  Commencement of operations December 15, 2003.

(d)  Inception date October 1, 2004.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                                 JNL/MCM              JNL/MCM               JNL/MCM              JNL/MCM
                                            Select Small Cap         Small Cap            Technology             Dow SM
                                              Portfolio (c)     Index Portfolio (d)   Sector Portfolio (e)  10 Portfolio (c)
                                           -------------------- --------------------  -------------------- --------------------
                                           -------------------- --------------------  -------------------- --------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                                     $ 17.299122          $ 12.311569            $ 5.194080          $ 12.089088
   Total Return *                                        4.78%                0.33%                -0.69%               -9.13%
   Ratio of Expenses **                                  3.72%                3.82%                 3.10%                3.72%

Period ended December 31, 2004

    Unit Value                                     $ 16.510166          $ 12.271545            $ 5.230077          $ 13.303897
   Total Return *                                    15.73%***            14.50%***             -0.66%***             5.29%***
   Ratio of Expenses **                                  3.72%                3.82%                 3.10%                3.72%

Period ended December 31, 2003

    Unit Value                                     $ 15.471726          $ 11.077352            $ 5.692291          $ 13.619993
   Total Return *                                    20.85%***            23.88%***              0.75%***             1.23%***
   Ratio of Expenses **                                  2.80%                2.80%                 1.65%               2.595%

Period ended December 31, 2002

   Unit Value                                      $ 10.772237           $ 7.835213                   n/a          $ 11.104801
   Total Return *                                    -5.51%***            -5.83%***                   n/a            11.50%***
   Ratio of Expenses **                                  2.45%                2.45%                   n/a                2.30%

Period ended December 31, 2001

   Unit Value                                              n/a                  n/a                   n/a                  n/a
   Total Return *                                          n/a                  n/a                   n/a                  n/a
   Ratio of Expenses **                                    n/a                  n/a                   n/a                  n/a



                                                JNL/MCM              JNL/MCM             JNL/MCM         JNL/Oppenheimer
                                                 S&P(R)            Value Line(R)           VIP            Global Growth
                                           10 Portfolio (c)      25 Portfolio (f)     Portfolio (f)       Portfolio (a)
                                          --------------------  ------------------- ------------------- -------------------
                                          --------------------  ------------------- ------------------- -------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                                    $ 16.268795          $ 15.213596         $ 11.750182         $ 11.637000
   Total Return *                                      31.81%               -0.73%               8.27%              10.06%
   Ratio of Expenses **                                 4.00%                3.36%               3.06%               3.30%

Period ended December 31, 2004

    Unit Value                                    $ 12.342253          $ 11.335448         $ 11.043498         $ 10.573497
   Total Return *                                   23.51%***             6.23%***            4.97%***           14.29%***
   Ratio of Expenses **                                 4.00%                2.72%               2.76%               3.30%

Period ended December 31, 2003

    Unit Value                                    $ 11.115606                  n/a                 n/a          $ 9.414598
   Total Return *                                    1.89%***                  n/a                 n/a           14.61%***
   Ratio of Expenses **                                2.595%                  n/a                 n/a               2.65%

Period ended December 31, 2002

   Unit Value                                      $ 9.589985                  n/a                 n/a          $ 6.911561
   Total Return *                                   -9.58%***                  n/a                 n/a           -6.21%***
   Ratio of Expenses **                                 2.30%                  n/a                 n/a               2.45%

Period ended December 31, 2001

   Unit Value                                             n/a                  n/a                 n/a          $ 9.050551
   Total Return *                                         n/a                  n/a                 n/a           -9.49%***
   Ratio of Expenses **                                   n/a                  n/a                 n/a              1.825%



                                           JNL/Oppenheimer       JNL/PIMCO
                                                Growth          Total Return
                                            Portfolio (a)     Bond Portfolio (b)
                                         -------------------- -----------------
                                         -------------------- -----------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                                    $ 8.217958       $ 11.494418
   Total Return *                                      6.00%            -1.69%
   Ratio of Expenses **                               2.945%             4.00%

Period ended December 31, 2004

    Unit Value                                    $ 7.752652       $ 11.692133
   Total Return *                                   6.86%***          3.02%***
   Ratio of Expenses **                               2.945%             4.00%

Period ended December 31, 2003

    Unit Value                                    $ 7.690909       $ 12.497363
   Total Return *                                   1.97%***         -1.89%***
   Ratio of Expenses **                                2.80%             2.80%

Period ended December 31, 2002

   Unit Value                                     $ 6.754412       $ 12.475080
   Total Return *                                  -0.08%***          2.01%***
   Ratio of Expenses **                                2.45%             2.45%

Period ended December 31, 2001

   Unit Value                                     $ 9.365809        $ 9.770700
   Total Return *                                  -6.34%***         -2.29%***
   Ratio of Expenses **                               1.825%            1.825%


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in the toal return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result ina direct reduction to unit values. Charges made directly to the contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations May 1, 2001.

(b)  Commencement of operations October 29, 2001.

(c)  Inception date July 22, 2002.

(d)  Commencement of operations July 22, 2002.

(e)  Commencement of operations December 15, 2003.

(f)  Inception date October 1, 2004.



                                                 JNL/MCM              JNL/MCM               JNL/MCM              JNL/MCM
                                            Select Small Cap         Small Cap            Technology             Dow SM
                                              Portfolio (c)     Index Portfolio (d)   Sector Portfolio (e)  10 Portfolio (c)
                                           -------------------- --------------------  -------------------- --------------------
                                           -------------------- --------------------  -------------------- --------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                                     $ 18.832221          $ 13.656516            $ 5.858937          $ 13.160609
   Total Return *                                        7.39%               -0.39%                 1.16%               -6.86%
   Ratio of Expenses **                                  1.25%                1.20%                 1.25%                1.25%

Period ended December 31, 2004

    Unit Value                                     $ 17.536004          $ 13.241958            $ 5.791601          $ 14.130656
   Total Return *                                       10.83%               15.97%                -0.07%                1.76%
   Ratio of Expenses **                                  1.25%                1.25%                 1.25%                1.25%

Period ended December 31, 2003

    Unit Value                                     $ 15.821819          $ 11.418840            $ 5.795488          $ 13.886137
   Total Return *                                     5.57%***             4.54%***              0.77%***            14.31%***
   Ratio of Expenses **                                  1.25%                1.25%                 1.25%                1.25%

Period ended December 31, 2002

   Unit Value                                      $ 10.503766          $ 10.529964                   n/a          $ 11.477618
   Total Return *                                     5.04%***             5.30%***                   n/a            14.78%***
   Ratio of Expenses **                                  1.40%                1.40%                   n/a                1.40%

Period ended December 31, 2001

   Unit Value                                              n/a                  n/a                   n/a                  n/a
   Total Return *                                          n/a                  n/a                   n/a                  n/a
   Ratio of Expenses **                                    n/a                  n/a                   n/a                  n/a



                                               JNL/MCM              JNL/MCM             JNL/MCM         JNL/Oppenheimer
                                                S&P(R)            Value Line(R)           VIP            Global Growth
                                          10 Portfolio (c)      25 Portfolio (f)     Portfolio (f)       Portfolio (a)
                                         --------------------  ------------------- ------------------- -------------------
                                         --------------------  ------------------- ------------------- -------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                                   $ 17.883900          $ 15.597200         $ 12.016520         $ 12.895425
   Total Return *                                     35.48%               37.14%               8.42%              12.50%
   Ratio of Expenses **                                1.25%                1.35%               1.25%               1.10%

Period ended December 31, 2004

    Unit Value                                   $ 13.200490          $ 11.373027         $ 11.083687         $ 11.462639
   Total Return *                                     16.47%               13.73%               0.15%              15.38%
   Ratio of Expenses **                                1.25%                1.35%               1.25%               1.10%

Period ended December 31, 2003

    Unit Value                                   $ 11.333552                  n/a                 n/a          $ 9.787978
   Total Return *                                   8.58%***                  n/a                 n/a            7.49%***
   Ratio of Expenses **                                1.25%                  n/a                 n/a               1.25%

Period ended December 31, 2002

   Unit Value                                     $ 9.074024                  n/a                 n/a          $ 7.034003
   Total Return *                                  -9.26%***                  n/a                 n/a             -23.41%
   Ratio of Expenses **                                1.40%                  n/a                 n/a               1.40%

Period ended December 31, 2001

   Unit Value                                            n/a                  n/a                 n/a          $ 9.184038
   Total Return *                                        n/a                  n/a                 n/a           -8.16%***
   Ratio of Expenses **                                  n/a                  n/a                 n/a               1.40%



                                         JNL/Oppenheimer       JNL/PIMCO
                                              Growth          Total Return
                                          Portfolio (a)     Bond Portfolio (b)
                                       -------------------- -----------------
                                       -------------------- -----------------

LOWEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                                  $ 8.894840       $ 14.427059
   Total Return *                                    7.81%             1.19%
   Ratio of Expenses **                              1.25%             1.10%

Period ended December 31, 2004

    Unit Value                                  $ 8.250535       $ 14.256836
   Total Return *                                   -0.18%             4.70%
   Ratio of Expenses **                              1.25%             1.10%

Period ended December 31, 2003

    Unit Value                                  $ 8.108315       $ 13.680473
   Total Return *                                   16.14%          1.10%***
   Ratio of Expenses **                              1.40%             1.25%

Period ended December 31, 2002

   Unit Value                                   $ 6.981291       $ 10.494459
   Total Return *                                  -26.33%             7.33%
   Ratio of Expenses **                              1.40%             1.40%

Period ended December 31, 2001

   Unit Value                                   $ 9.476549        $ 9.777524
   Total Return *                                -5.23%***         -2.22%***
   Ratio of Expenses **                              1.40%             1.40%


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in the toal return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result ina direct reduction to unit values. Charges made directly to the contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations May 1, 2001.

(b)  Commencement of operations October 29, 2001.

(c)  Inception date July 22, 2002.

(d)  Commencement of operations July 22, 2002.

(e)  Commencement of operations December 15, 2003.

(f)  Inception date October 1, 2004.



                                                 JNL/MCM              JNL/MCM               JNL/MCM              JNL/MCM
                                            Select Small Cap         Small Cap            Technology             Dow SM
                                              Portfolio (c)     Index Portfolio (d)   Sector Portfolio (e)  10 Portfolio (c)
                                           -------------------- --------------------  -------------------- --------------------
                                           -------------------- --------------------  -------------------- --------------------

PORTFOLIO DATA

Period ended December 31, 2005

   Net Assets (in thousands)                          $ 16,877             $ 16,352               $ 1,493             $ 21,024
   Units Outstanding (in thousands)                        917                1,208                   259                1,633
   Investment Income Ratio *                             0.00%                2.03%                 2.12%                0.00%

Period ended December 31, 2004

   Net Assets (in thousands)                          $ 10,129             $ 10,539                 $ 479             $ 15,799
   Units Outstanding (in thousands)                        587                  790                    85                1,134
   Investment Income Ratio *                             0.00%                0.01%                 0.00%                0.00%

Period ended December 31, 2003

   Net Assets (in thousands)                           $ 6,217              $ 2,844                   $ -              $ 8,608
   Units Outstanding (in thousands)                        397                  228                     -                  624
   Investment Income Ratio *                             0.00%                1.00%                 0.00%                0.00%

Period ended December 31, 2002

   Net Assets (in thousands)                             $ 270                $ 206                   n/a                $ 301
   Units Outstanding (in thousands)                         25                   26                   n/a                   27
   Investment Income Ratio *                             0.00%                2.87%                   n/a                0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                               n/a                  n/a                   n/a                  n/a
   Units Outstanding (in thousands)                        n/a                  n/a                   n/a                  n/a
   Investment Income Ratio *                               n/a                  n/a                   n/a                  n/a



                                                 JNL/MCM              JNL/MCM             JNL/MCM         JNL/Oppenheimer
                                                  S&P(R)            Value Line(R)            VIP            Global Growth
                                            10 Portfolio (c)      25 Portfolio (f)     Portfolio (f)       Portfolio (a)
                                           --------------------  ------------------- ------------------- -------------------
                                           --------------------  ------------------- ------------------- -------------------

PORTFOLIO DATA

Period ended December 31, 2005

   Net Assets (in thousands)                          $ 25,761             $ 37,396             $ 6,589             $ 8,280
   Units Outstanding (in thousands)                      1,477                2,415                 553                 667
   Investment Income Ratio *                             0.00%                0.00%               0.61%               0.27%

Period ended December 31, 2004

   Net Assets (in thousands)                          $ 16,372             $ 13,941               $ 311             $ 5,284
   Units Outstanding (in thousands)                      1,266                1,228                  28                 474
   Investment Income Ratio *                             0.00%                0.00%               0.25%               0.18%

Period ended December 31, 2003

   Net Assets (in thousands)                           $ 8,406                  n/a                 n/a             $ 2,389
   Units Outstanding (in thousands)                        749                  n/a                 n/a                 248
   Investment Income Ratio *                             0.00%                  n/a                 n/a               0.00%

Period ended December 31, 2002

   Net Assets (in thousands)                             $ 235                  n/a                 n/a               $ 925
   Units Outstanding (in thousands)                         25                  n/a                 n/a                 133
   Investment Income Ratio *                             0.00%                  n/a                 n/a               0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                               n/a                  n/a                 n/a               $ 807
   Units Outstanding (in thousands)                        n/a                  n/a                 n/a                  89
   Investment Income Ratio *                               n/a                  n/a                 n/a               0.00%



                                            JNL/Oppenheimer       JNL/PIMCO
                                                 Growth          Total Return
                                             Portfolio (a)     Bond Portfolio (b)
                                          -------------------- -----------------
                                          -------------------- -----------------

PORTFOLIO DATA

Period ended December 31, 2005

   Net Assets (in thousands)                          $ 1,853          $ 23,626
   Units Outstanding (in thousands)                       213             1,800
   Investment Income Ratio *                            0.14%             4.58%

Period ended December 31, 2004

   Net Assets (in thousands)                          $ 1,446          $ 15,501
   Units Outstanding (in thousands)                       178             1,210
   Investment Income Ratio *                            0.00%             2.05%

Period ended December 31, 2003

   Net Assets (in thousands)                            $ 680           $ 8,875
   Units Outstanding (in thousands)                        85               747
   Investment Income Ratio *                            0.00%             1.69%

Period ended December 31, 2002

   Net Assets (in thousands)                            $ 445           $ 5,768
   Units Outstanding (in thousands)                        64               540
   Investment Income Ratio *                            0.00%             0.03%

Period ended December 31, 2001

   Net Assets (in thousands)                            $ 441             $ 400
   Units Outstanding (in thousands)                        47                41
   Investment Income Ratio *                            0.20%             2.44%


* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Commencement of operations May 1, 2001.

(b)  Commencement of operations October 29, 2001.

(c)  Inception date July 22, 2002.

(d)  Commencement of operations July 22, 2002.

(e)  Commencement of operations December 15, 2003.

(f)  Inception date October 1, 2004.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                                 JNL/PPM           JNL/Putnam        JNL/Putnam        JNL/Putnam
                                           America High Yield        Equity         Midcap Growth     Value Equity
                                           Bond Portfolio (d)      Portfolio          Portfolio         Portfolio
                                           -------------------- -----------------  ----------------  ----------------
                                           -------------------- -----------------  ----------------  ----------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                                             n/a       $ 18.918417        $ 7.557339       $ 16.197723
   Total Return *                                          n/a            -1.16%             8.57%             1.19%
   Ratio of Expenses **                                    n/a             2.67%             3.22%             3.62%

Period ended December 31, 2004

    Unit Value                                     $ 12.558214       $ 18.516185        $ 6.960762       $ 16.007678
   Total Return *                                     4.43%***            10.47%          7.21%***          5.96%***
   Ratio of Expenses **                                  4.00%             2.30%             3.22%             3.62%

Period ended December 31, 2003

    Unit Value                                     $ 13.736486       $ 16.760848        $ 6.154228       $ 16.232717
   Total Return *                                     6.88%***         12.56%***          2.52%***          7.18%***
   Ratio of Expenses **                                  2.80%             2.30%             2.80%             2.80%

Period ended December 31, 2002

   Unit Value                                      $ 12.226651       $ 13.693344        $ 4.848841       $ 13.924386
   Total Return *                                     5.15%***         -1.04%***          0.16%***          7.56%***
   Ratio of Expenses **                                  2.45%            2.095%             1.96%             2.30%

Period ended December 31, 2001

   Unit Value                                       $ 9.880263        $ 8.109137        $ 8.027341        $ 9.139763
   Total Return *                                    -1.20%***        -18.91%***        -19.73%***         -8.60%***
   Ratio of Expenses **                                 1.825%            1.825%            1.825%            1.825%



                                                                                                             JNL/S&P
                                                 JNL/S&P              JNL/S&P          JNL/S&P Core          Equity
                                              Core Index 50        Core Index 75        Index 100       Aggressive Growth
                                            Portfolio (b)(d)     Portfolio (c)(d)    Portfolio (a)(d)    Portfolio I (d)
                                           --------------------  ------------------  -----------------  ------------------
                                           --------------------  ------------------  -----------------  ------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                                             n/a                 n/a                n/a                 n/a
   Total Return *                                          n/a                 n/a                n/a                 n/a
   Ratio of Expenses **                                    n/a                 n/a                n/a                 n/a

Period ended December 31, 2004

    Unit Value                                      $ 9.619537          $ 9.764111        $ 10.057638          $ 9.372908
   Total Return *                                    -2.30%***            3.24%***          -1.61%***           -3.45%***
   Ratio of Expenses **                                  3.52%               3.62%              2.92%               3.52%

Period ended December 31, 2003

    Unit Value                                      $ 9.818384         $ 12.991655        $ 10.072370          $ 9.999892
   Total Return *                                     5.32%***           24.20%***           1.00%***              26.98%
   Ratio of Expenses **                                  2.27%               1.82%              2.47%               2.30%

Period ended December 31, 2002

   Unit Value                                              n/a                 n/a         $ 8.450679          $ 7.875145
   Total Return *                                          n/a                 n/a          -1.18%***            5.95%***
   Ratio of Expenses **                                    n/a                 n/a              2.45%               2.30%

Period ended December 31, 2001

   Unit Value                                              n/a                 n/a                n/a          $ 9.559577
   Total Return *                                          n/a                 n/a                n/a           -4.40%***
   Ratio of Expenses **                                    n/a                 n/a                n/a              1.825%



                                                                 JNL/S&P
                                              JNL/S&P            Managed
                                           Equity Growth        Aggressive
                                          Portfolio I (d)    Growth Portfolio
                                         ------------------  -----------------
                                         ------------------  -----------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                                         n/a        $ 11.555580
   Total Return *                                      n/a              4.79%
   Ratio of Expenses **                                n/a              3.47%

Period ended December 31, 2004

    Unit Value                                  $ 9.138399        $ 11.027755
   Total Return *                                -3.58%***           8.15%***
   Ratio of Expenses **                              3.52%              3.47%

Period ended December 31, 2003

    Unit Value                                  $ 9.685254        $ 10.536610
   Total Return *                                26.41%***           7.96%***
   Ratio of Expenses **                              2.45%              2.80%

Period ended December 31, 2002

   Unit Value                                   $ 7.715736         $ 8.750197
   Total Return *                                 9.08%***           8.67%***
   Ratio of Expenses **                              2.30%              2.30%

Period ended December 31, 2001

   Unit Value                                   $ 8.603629         $ 9.060847
   Total Return *                               -13.96%***          -9.39%***
   Ratio of Expenses **                             1.825%             1.825%



* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in the toal return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result ina direct reduction to unit values. Charges made directly to the contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations July 22, 2002.

(b)  Commencement of operations February 3, 2003.

(c)  Commencement of operations April 15, 2003.

(d)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.


                                                 JNL/PPM           JNL/Putnam        JNL/Putnam        JNL/Putnam
                                           America High Yield        Equity         Midcap Growth     Value Equity
                                           Bond Portfolio (d)      Portfolio          Portfolio         Portfolio
                                           -------------------- -----------------  ----------------  ----------------
                                           -------------------- -----------------  ----------------  ----------------

LOWEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                                             n/a       $ 22.004337        $ 8.449837       $ 20.858256
   Total Return *                                          n/a             7.40%            10.72%             3.61%
   Ratio of Expenses **                                    n/a             1.25%             1.25%             1.25%

Period ended December 31, 2004

    Unit Value                                     $ 16.488214       $ 20.488089        $ 7.631388       $ 20.132020
   Total Return *                                        4.75%            11.64%            17.15%             8.54%
   Ratio of Expenses **                                  1.10%             1.25%             1.25%             1.25%

Period ended December 31, 2003

    Unit Value                                     $ 15.703877       $ 18.351886        $ 6.514304       $ 18.547694
   Total Return *                                     3.71%***          5.27%***          3.10%***          3.68%***
   Ratio of Expenses **                                  1.25%             1.25%             1.25%             1.25%

Period ended December 31, 2002

   Unit Value                                       $ 9.748270        $ 6.208732        $ 5.096737        $ 7.499085
   Total Return *                                        0.63%           -25.15%           -30.30%           -20.98%
   Ratio of Expenses **                                  1.40%             1.40%             1.40%             1.40%

Period ended December 31, 2001

   Unit Value                                       $ 9.686955        $ 8.295230        $ 7.312892        $ 9.490032
   Total Return *                                        4.19%           -26.06%           -27.99%            -7.63%
   Ratio of Expenses **                                  1.40%             1.40%             1.40%             1.40%



                                                                                                            JNL/S&P
                                                JNL/S&P              JNL/S&P          JNL/S&P Core          Equity
                                             Core Index 50        Core Index 75        Index 100       Aggressive Growth
                                           Portfolio (b)(d)     Portfolio (c)(d)    Portfolio (a)(d)    Portfolio I (d)
                                          --------------------  ------------------  -----------------  ------------------
                                          --------------------  ------------------  -----------------  ------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                                            n/a                 n/a                n/a                 n/a
   Total Return *                                         n/a                 n/a                n/a                 n/a
   Ratio of Expenses **                                   n/a                 n/a                n/a                 n/a

Period ended December 31, 2004

    Unit Value                                    $ 10.230340         $ 10.411346        $ 10.526501         $ 10.855254
   Total Return *                                       2.13%               0.85%              2.01%               2.34%
   Ratio of Expenses **                                 1.25%               1.25%              1.25%               1.25%

Period ended December 31, 2003

    Unit Value                                    $ 10.016562         $ 13.060454        $ 10.318947         $ 10.607104
   Total Return *                                    7.81%***           24.73%***           4.30%***            9.56%***
   Ratio of Expenses **                                 1.25%               1.40%              1.25%               1.25%

Period ended December 31, 2002

   Unit Value                                             n/a                 n/a        $ 10.446153          $ 7.199696
   Total Return *                                         n/a                 n/a           4.46%***             -24.28%
   Ratio of Expenses **                                   n/a                 n/a              1.40%               1.40%

Period ended December 31, 2001

   Unit Value                                             n/a                 n/a                n/a          $ 9.508571
   Total Return *                                         n/a                 n/a                n/a             -14.97%
   Ratio of Expenses **                                   n/a                 n/a                n/a               1.40%


                                                                  JNL/S&P
                                               JNL/S&P            Managed
                                            Equity Growth        Aggressive
                                           Portfolio I (d)    Growth Portfolio
                                          ------------------  -----------------
                                          ------------------  -----------------

LOWEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                                          n/a        $ 13.721991
   Total Return *                                       n/a              7.13%
   Ratio of Expenses **                                 n/a              1.25%

Period ended December 31, 2004

    Unit Value                                  $ 10.584990        $ 12.808455
   Total Return *                                     2.04%             11.22%
   Ratio of Expenses **                               1.25%              1.25%

Period ended December 31, 2003

    Unit Value                                  $ 10.373531        $ 11.516429
   Total Return *                                  7.05%***           7.42%***
   Ratio of Expenses **                               1.25%              1.25%

Period ended December 31, 2002

   Unit Value                                    $ 7.163703         $ 7.694273
   Total Return *                                   -24.40%            -19.39%
   Ratio of Expenses **                               1.40%              1.40%

Period ended December 31, 2001

   Unit Value                                    $ 9.476264         $ 9.545538
   Total Return *                                   -15.51%            -11.83%
   Ratio of Expenses **                               1.40%              1.40%


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in the toal return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result ina direct reduction to unit values. Charges made directly to the contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Commencement of operations July 22, 2002.

(b)  Commencement of operations February 3, 2003.

(c)  Commencement of operations April 15, 2003.

(d)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.


                                                 JNL/PPM           JNL/Putnam        JNL/Putnam        JNL/Putnam
                                           America High Yield        Equity         Midcap Growth     Value Equity
                                           Bond Portfolio (d)      Portfolio          Portfolio         Portfolio
                                           -------------------- -----------------  ----------------  ----------------
                                           -------------------- -----------------  ----------------  ----------------

PORTFOLIO DATA

Period ended December 31, 2005

   Net Assets (in thousands)                               n/a           $ 3,137           $ 2,161           $ 6,591
   Units Outstanding (in thousands)                        n/a               315               254               578
   Investment Income Ratio *                               n/a             0.82%             0.00%             1.00%

Period ended December 31, 2004

   Net Assets (in thousands)                               $ -           $ 3,154           $ 1,793           $ 7,086
   Units Outstanding (in thousands)                          -               352               228               660
   Investment Income Ratio *                             4.93%             0.58%             0.00%             1.41%

Period ended December 31, 2003

   Net Assets (in thousands)                          $ 11,551           $ 3,386           $ 1,354           $ 6,930
   Units Outstanding (in thousands)                        900               427               199               724
   Investment Income Ratio *                             8.22%             0.32%             0.00%             1.21%

Period ended December 31, 2002

   Net Assets (in thousands)                           $ 4,746           $ 3,019             $ 902           $ 5,875
   Units Outstanding (in thousands)                        481               486               171               787
   Investment Income Ratio *                             8.93%             0.00%             0.00%             0.97%

Period ended December 31, 2001

   Net Assets (in thousands)                           $ 4,339           $ 4,856           $ 1,201           $ 9,185
   Units Outstanding (in thousands)                        447               586               159               972
   Investment Income Ratio *                            11.88%             0.00%             0.00%             1.06%



                                                                                                            JNL/S&P
                                                JNL/S&P              JNL/S&P          JNL/S&P Core          Equity
                                             Core Index 50        Core Index 75        Index 100       Aggressive Growth
                                           Portfolio (b)(d)     Portfolio (c)(d)    Portfolio (a)(d)    Portfolio I (d)
                                          --------------------  ------------------  -----------------  ------------------
                                          --------------------  ------------------  -----------------  ------------------

PORTFOLIO DATA

Period ended December 31, 2005

   Net Assets (in thousands)                              n/a                 n/a                n/a                 n/a
   Units Outstanding (in thousands)                       n/a                 n/a                n/a                 n/a
   Investment Income Ratio *                              n/a                 n/a                n/a                 n/a

Period ended December 31, 2004

   Net Assets (in thousands)                              $ -                 $ -                $ -                 $ -
   Units Outstanding (in thousands)                         -                   -                  -                   -
   Investment Income Ratio *                            0.35%               0.67%              0.84%               0.06%

Period ended December 31, 2003

   Net Assets (in thousands)                            $ 381                $ 62              $ 521             $ 2,020
   Units Outstanding (in thousands)                        36                   5                 51                 213
   Investment Income Ratio *                            0.18%               0.75%              1.07%               0.00%

Period ended December 31, 2002

   Net Assets (in thousands)                              n/a                 n/a               $ 48             $ 1,280
   Units Outstanding (in thousands)                       n/a                 n/a                  6                 174
   Investment Income Ratio *                              n/a                 n/a              0.00%               0.08%

Period ended December 31, 2001

   Net Assets (in thousands)                              n/a                 n/a                n/a             $ 1,235
   Units Outstanding (in thousands)                       n/a                 n/a                n/a                 130
   Investment Income Ratio *                              n/a                 n/a                n/a               2.76%



                                                                  JNL/S&P
                                               JNL/S&P            Managed
                                            Equity Growth        Aggressive
                                           Portfolio I (d)    Growth Portfolio
                                          ------------------  -----------------
                                          ------------------  -----------------

PORTFOLIO DATA

Period ended December 31, 2005

   Net Assets (in thousands)                            n/a           $ 63,956
   Units Outstanding (in thousands)                     n/a              5,166
   Investment Income Ratio *                            n/a              0.78%

Period ended December 31, 2004

   Net Assets (in thousands)                            $ -           $ 62,568
   Units Outstanding (in thousands)                       -              5,414
   Investment Income Ratio *                          0.11%              0.29%

Period ended December 31, 2003

   Net Assets (in thousands)                       $ 23,904            $ 7,524
   Units Outstanding (in thousands)                   2,576                740
   Investment Income Ratio *                          0.02%              1.65%

Period ended December 31, 2002

   Net Assets (in thousands)                        $ 5,701            $ 4,415
   Units Outstanding (in thousands)                     827                571
   Investment Income Ratio *                          0.12%              1.22%

Period ended December 31, 2001

   Net Assets (in thousands)                        $ 5,793            $ 4,263
   Units Outstanding (in thousands)                     630                450
   Investment Income Ratio *                          2.99%              3.24%


* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Commencement of operations July 22, 2002.

(b)  Commencement of operations February 3, 2003.

(c)  Commencement of operations April 15, 2003.

(d)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                            JNL/S&P                              JNL/S&P           JNL/S&P
                                            Managed            JNL/S&P           Managed           Managed
                                          Conservative         Managed           Moderate          Moderate
                                         Portfolio (a)    Growth Portfolio    Portfolio (a)    Growth Portfolio
                                        ----------------- ------------------  ---------------  -----------------
                                        ----------------- ------------------  ---------------  -----------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                               $ 10.354700        $ 11.476118      $ 10.654469        $ 11.142109
   Total Return *                                  0.75%              3.57%            3.87%              2.64%
   Ratio of Expenses **                            2.92%              3.67%            3.06%              3.62%

Period ended December 31, 2004

    Unit Value                               $ 10.277468        $ 11.080077      $ 10.466154        $ 10.855567
   Total Return *                               1.21%***           8.85%***         1.87%***           6.59%***
   Ratio of Expenses **                            2.92%              3.67%            2.92%              3.62%

Period ended December 31, 2003

    Unit Value                                       n/a        $ 10.845506              n/a        $ 10.766868
   Total Return *                                    n/a           6.85%***              n/a           7.47%***
   Ratio of Expenses **                              n/a              2.80%              n/a              2.80%

Period ended December 31, 2002

   Unit Value                                        n/a         $ 9.381822              n/a         $ 9.628911
   Total Return *                                    n/a          -1.79%***              n/a           6.28%***
   Ratio of Expenses **                              n/a              2.30%              n/a              2.30%

Period ended December 31, 2001

   Unit Value                                        n/a         $ 9.134164              n/a         $ 9.596988
   Total Return *                                    n/a          -8.66%***              n/a          -4.03%***
   Ratio of Expenses **                              n/a             1.825%              n/a             1.825%



                                                                                                  JNL/Salomon
                                              JNL/           JNL/Salomon       JNL/Salomon         Brothers
                                            S&P Very        Brothers High        Brothers       U.S. Government
                                        Aggressive Growth     Yield Bond      Strategic Bond       & Quality
                                         Portfolio I (b)    Portfolio (a)       Portfolio       Bond Portfolio
                                        ------------------  ---------------  ----------------- ------------------
                                        ------------------  ---------------  ----------------- ------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                                        n/a      $ 11.571785        $ 15.402942        $ 11.931278
   Total Return *                                     n/a            2.51%             -0.70%             -1.65%
   Ratio of Expenses **                               n/a           2.995%              3.30%              4.00%

Period ended December 31, 2004

    Unit Value                                $ 10.047853      $ 11.889185        $ 15.511811        $ 12.131268
   Total Return *                                2.33%***         2.55%***            5.6%***           3.03%***
   Ratio of Expenses **                             3.17%            2.80%              3.30%              4.00%

Period ended December 31, 2003

    Unit Value                                $ 10.162512              n/a        $ 15.657991        $ 13.678008
   Total Return *                               11.62%***              n/a           1.49%***           2.27%***
   Ratio of Expenses **                             2.80%              n/a              2.80%              2.65%

Period ended December 31, 2002

   Unit Value                                  $ 8.215024              n/a        $ 15.121315        $ 14.076853
   Total Return *                               -2.21%***              n/a           6.43%***           0.70%***
   Ratio of Expenses **                             2.30%              n/a              1.96%              2.45%

Period ended December 31, 2001

   Unit Value                                  $ 9.045384              n/a        $ 10.318554        $ 10.464504
   Total Return *                               -9.55%***              n/a           3.19%***           4.65%***
   Ratio of Expenses **                            1.825%              n/a             1.825%             1.825%



                                        JNL/Select       JNL/Select
                                         Balanced       Global Growth
                                         Portfolio       Portfolio
                                     ------------------ -------------
                                     ------------------ -------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                             $ 19.537009   $ 20.859781
   Total Return *                                1.89%        -0.55%
   Ratio of Expenses **                          3.30%         2.45%

Period ended December 31, 2004

    Unit Value                             $ 19.174464   $ 20.974400
   Total Return *                             6.33%***      7.07%***
   Ratio of Expenses **                          3.30%         2.45%

Period ended December 31, 2003

    Unit Value                             $ 18.663530    $ 9.192404
   Total Return *                             8.93%***        22.25%
   Ratio of Expenses **                          2.80%         1.40%

Period ended December 31, 2002

   Unit Value                              $ 16.402339    $ 7.519648
   Total Return *                             0.95%***       -28.13%
   Ratio of Expenses **                          2.30%         1.40%

Period ended December 31, 2001

   Unit Value                              $ 10.126429   $ 10.462604
   Total Return *                             1.26%***       -24.58%
   Ratio of Expenses **                         1.825%         1.40%


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in the toal return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result ina direct reduction to unit values. Charges made directly to the contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date October 1, 2004.

(b)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.


                                            JNL/S&P                              JNL/S&P           JNL/S&P
                                            Managed            JNL/S&P           Managed           Managed
                                          Conservative         Managed           Moderate          Moderate
                                         Portfolio (a)    Growth Portfolio    Portfolio (a)    Growth Portfolio
                                        ----------------- ------------------  ---------------  -----------------
                                        ----------------- ------------------  ---------------  -----------------

LOWEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                               $ 10.558004        $ 13.838200      $ 10.895956        $ 13.382377
   Total Return *                                  2.34%              6.10%            2.13%              5.09%
   Ratio of Expenses **                            1.35%              1.25%            1.25%              1.25%

Period ended December 31, 2004

    Unit Value                               $ 10.316431        $ 13.042053      $ 10.505783        $ 12.733662
   Total Return *                                  2.75%             10.03%            1.80%              8.21%
   Ratio of Expenses **                            1.35%              1.25%            1.35%              1.25%

Period ended December 31, 2003

    Unit Value                                       n/a        $ 11.853609              n/a        $ 11.767229
   Total Return *                                    n/a           5.00%***              n/a           4.84%***
   Ratio of Expenses **                              n/a              1.25%              n/a              1.25%

Period ended December 31, 2002

   Unit Value                                        n/a         $ 8.757295              n/a         $ 9.046263
   Total Return *                                    n/a            -13.62%              n/a             -9.75%
   Ratio of Expenses **                              n/a              1.40%              n/a              1.40%

Period ended December 31, 2001

   Unit Value                                        n/a        $ 10.137740              n/a        $ 10.023547
   Total Return *                                    n/a             -8.63%              n/a             -6.04%
   Ratio of Expenses **                              n/a              1.40%              n/a              1.40%



                                                                                                  JNL/Salomon
                                              JNL/           JNL/Salomon       JNL/Salomon         Brothers
                                            S&P Very        Brothers High        Brothers       U.S. Government
                                        Aggressive Growth     Yield Bond      Strategic Bond       & Quality
                                         Portfolio I (b)    Portfolio (a)       Portfolio       Bond Portfolio
                                        ------------------  ---------------  ----------------- ------------------
                                        ------------------  ---------------  ----------------- ------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                                        n/a      $ 13.431707        $ 19.463165        $ 15.981831
   Total Return *                                     n/a            0.58%              1.50%              1.09%
   Ratio of Expenses **                               n/a            1.10%              1.10%              1.25%

Period ended December 31, 2004

    Unit Value                                $ 11.384935      $ 13.354808        $ 19.175338        $ 15.810068
   Total Return *                                   2.47%            2.98%              7.39%              2.56%
   Ratio of Expenses **                             1.25%            1.10%              1.10%              1.25%

Period ended December 31, 2003

    Unit Value                                $ 11.110472              n/a        $ 17.900578        $ 15.415351
   Total Return *                                8.25%***              n/a           2.12%***           0.93%***
   Ratio of Expenses **                             1.25%              n/a              1.25%              1.25%

Period ended December 31, 2002

   Unit Value                                  $ 6.735581              n/a        $ 12.028236        $ 12.356886
   Total Return *                                 -24.26%              n/a              6.87%              9.92%
   Ratio of Expenses **                             1.40%              n/a              1.40%              1.40%

Period ended December 31, 2001

   Unit Value                                  $ 8.893409              n/a        $ 11.254871        $ 11.241325
   Total Return *                                 -14.94%              n/a              5.32%              5.52%
   Ratio of Expenses **                             1.40%              n/a              1.40%              1.40%



                                          JNL/Select       JNL/Select
                                           Balanced       Global Growth
                                           Portfolio       Portfolio
                                       ------------------ -------------
                                       ------------------ -------------

LOWEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                               $ 24.296615   $ 23.449660
   Total Return *                                  4.00%         0.55%
   Ratio of Expenses **                            1.25%         1.35%

Period ended December 31, 2004

    Unit Value                               $ 23.363167   $ 23.321437
   Total Return *                                  9.50%        15.90%
   Ratio of Expenses **                            1.25%         1.35%

Period ended December 31, 2003

    Unit Value                               $ 21.336632    $ 9.192404
   Total Return *                               4.62%***        22.25%
   Ratio of Expenses **                            1.25%         1.40%

Period ended December 31, 2002

   Unit Value                                $ 11.096203    $ 7.519648
   Total Return *                                 -3.30%       -28.13%
   Ratio of Expenses **                            1.40%         1.40%

Period ended December 31, 2001

   Unit Value                                $ 11.474475   $ 10.462604
   Total Return *                                  9.03%       -24.58%
   Ratio of Expenses **                            1.40%         1.40%

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in the toal return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result ina direct reduction to unit values. Charges made directly to the contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date October 1, 2004.

(b)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.


                                            JNL/S&P                              JNL/S&P           JNL/S&P
                                            Managed            JNL/S&P           Managed           Managed
                                          Conservative         Managed           Moderate          Moderate
                                         Portfolio (a)    Growth Portfolio    Portfolio (a)    Growth Portfolio
                                        ----------------- ------------------  ---------------  -----------------
                                        ----------------- ------------------  ---------------  -----------------

PORTFOLIO DATA

Period ended December 31, 2005

   Net Assets (in thousands)                     $ 6,205           $ 73,034         $ 16,238           $ 64,507
   Units Outstanding (in thousands)                  592              5,715            1,506              5,167
   Investment Income Ratio *                       0.46%              1.27%            0.30%              2.07%

Period ended December 31, 2004

   Net Assets (in thousands)                     $ 1,200           $ 60,447          $ 1,936           $ 37,844
   Units Outstanding (in thousands)                  116              5,037              185              3,187
   Investment Income Ratio *                       0.00%              0.68%            0.00%              1.18%

Period ended December 31, 2003

   Net Assets (in thousands)                         n/a           $ 31,119              n/a                n/a
   Units Outstanding (in thousands)                  n/a              2,931              n/a                n/a
   Investment Income Ratio *                         n/a              2.35%              n/a                n/a

Period ended December 31, 2002

   Net Assets (in thousands)                         n/a           $ 14,462              n/a                n/a
   Units Outstanding (in thousands)                  n/a              1,725              n/a                n/a
   Investment Income Ratio *                         n/a              1.49%              n/a                n/a

Period ended December 31, 2001

   Net Assets (in thousands)                         n/a           $ 11,001              n/a                n/a
   Units Outstanding (in thousands)                  n/a              1,129              n/a                n/a
   Investment Income Ratio *                         n/a              4.41%              n/a                n/a



                                                                                                  JNL/Salomon
                                              JNL/           JNL/Salomon       JNL/Salomon         Brothers
                                            S&P Very        Brothers High        Brothers       U.S. Government
                                        Aggressive Growth     Yield Bond      Strategic Bond       & Quality
                                         Portfolio I (b)    Portfolio (a)       Portfolio       Bond Portfolio
                                        ------------------  ---------------  ----------------- ------------------
                                        ------------------  ---------------  ----------------- ------------------

PORTFOLIO DATA

Period ended December 31, 2005

   Net Assets (in thousands)                          n/a         $ 12,201            $ 8,475            $ 8,562
   Units Outstanding (in thousands)                   n/a            1,040                518                640
   Investment Income Ratio *                          n/a            7.16%              5.91%              3.86%

Period ended December 31, 2004

   Net Assets (in thousands)                          $ -         $ 13,234            $ 6,028            $ 7,842
   Units Outstanding (in thousands)                     -            1,124                386                601
   Investment Income Ratio *                        0.02%            2.29%              5.47%              4.55%

Period ended December 31, 2003

   Net Assets (in thousands)                      $ 1,844              n/a            $ 4,498            $ 7,946
   Units Outstanding (in thousands)                   200              n/a                325                639
   Investment Income Ratio *                        0.00%              n/a              5.83%              2.99%

Period ended December 31, 2002

   Net Assets (in thousands)                      $ 1,102              n/a            $ 2,484            $ 9,857
   Units Outstanding (in thousands)                   160              n/a                210                804
   Investment Income Ratio *                        0.07%              n/a              6.62%              4.67%

Period ended December 31, 2001

   Net Assets (in thousands)                      $ 1,557              n/a            $ 1,890            $ 5,401
   Units Outstanding (in thousands)                   174              n/a                171                489
   Investment Income Ratio *                        3.37%              n/a              7.94%              5.70%




                                          JNL/Select       JNL/Select
                                           Balanced       Global Growth
                                           Portfolio       Portfolio
                                       ------------------ -------------
                                       ------------------ -------------

PORTFOLIO DATA

Period ended December 31, 2005

   Net Assets (in thousands)                    $ 11,920       $ 3,601
   Units Outstanding (in thousands)                  659           326
   Investment Income Ratio *                       3.97%         0.54%

Period ended December 31, 2004

   Net Assets (in thousands)                    $ 10,923       $ 3,654
   Units Outstanding (in thousands)                  655           357
   Investment Income Ratio *                       0.12%         0.00%

Period ended December 31, 2003

   Net Assets (in thousands)                     $ 8,249       $ 3,865
   Units Outstanding (in thousands)                  594           420
   Investment Income Ratio *                       2.47%         0.00%

Period ended December 31, 2002

   Net Assets (in thousands)                     $ 5,043       $ 4,437
   Units Outstanding (in thousands)                  466           590
   Investment Income Ratio *                       2.91%         0.67%

Period ended December 31, 2001

   Net Assets (in thousands)                     $ 5,082       $ 8,505
   Units Outstanding (in thousands)                  451           813
   Investment Income Ratio *                       3.70%         1.39%


* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Inception date October 1, 2004.

(b)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.


JNLNY SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)



                                             JNL/Select         JNL/Select            JNL/
                                             Large Cap         Money Market       Select Value
                                          Growth Portfolio       Portfolio        Portfolio (a)
                                         ------------------- ------------------ ------------------
                                         ------------------- ------------------ ------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                                  $ 22.857142        $ 10.385847        $ 16.317798
   Total Return *                                     7.25%              0.11%              4.32%
   Ratio of Expenses **                               2.95%              3.06%              3.62%

Period ended December 31, 2004

    Unit Value                                  $ 22.554973        $ 10.845774        $ 15.642396
   Total Return *                                 -0.27%***          -0.50%***           8.66%***
   Ratio of Expenses **                               2.92%              2.65%              3.62%

Period ended December 31, 2003

    Unit Value                                  $ 22.334683        $ 11.243546        $ 14.281771
   Total Return *                                 34.44%***          -1.73%***          10.54%***
   Ratio of Expenses **                              2.095%              2.45%              2.65%

Period ended December 31, 2002

   Unit Value                                   $ 17.011265        $ 11.601511        $ 10.915943
   Total Return *                                 -2.38%***          -0.17%***          -0.43%***
   Ratio of Expenses **                               1.96%              2.30%              1.96%

Period ended December 31, 2001

   Unit Value                                    $ 8.035502        $ 10.041177                n/a
   Total Return *                                -19.64%***           0.41%***                n/a
   Ratio of Expenses **                              1.825%             1.825%                n/a


                                             JNL/T.Rowe          JNL/T. Rowe
                                                Price           Price Mid-Cap       JNL/T. Rowe
                                             Established            Growth          Price Value
                                          Growth Portfolio        Portfolio          Portfolio
                                         --------------------  ------------------------------------
                                         --------------------  ------------------------------------

HIGHEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                                   $ 20.461539        $ 28.566244        $ 12.218913
   Total Return *                                      1.94%              9.63%              2.41%
   Ratio of Expenses **                                4.00%              4.00%             3.595%

Period ended December 31, 2004

    Unit Value                                   $ 20.072064        $ 26.056234        $ 11.931595
   Total Return *                                   9.98%***          15.51%***           9.03%***
   Ratio of Expenses **                                4.00%              4.00%             3.595%

Period ended December 31, 2003

    Unit Value                                   $ 21.512152        $ 25.806374        $ 11.052515
   Total Return *                                   0.17%***          12.36%***           9.05%***
   Ratio of Expenses **                                2.57%              2.65%              2.80%

Period ended December 31, 2002

   Unit Value                                    $ 17.709824        $ 19.422769         $ 8.834614
   Total Return *                                   1.07%***          -5.05%***          16.14%***
   Ratio of Expenses **                                1.96%              2.45%              2.45%

Period ended December 31, 2001

   Unit Value                                     $ 9.212695         $ 9.476180         $ 9.499841
   Total Return *                                  -7.87%***          -5.24%***          -5.00%***
   Ratio of Expenses **                               1.825%             1.825%             1.825%


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date September 30, 2002.


                                             JNL/Select         JNL/Select            JNL/
                                             Large Cap         Money Market       Select Value
                                          Growth Portfolio       Portfolio        Portfolio (a)
                                         ------------------- ------------------ ------------------
                                         ------------------- ------------------ ------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                                  $ 27.387918        $ 12.591389        $ 17.710890
   Total Return *                                     3.37%              1.44%              6.97%
   Ratio of Expenses **                               1.25%              1.25%              1.10%

Period ended December 31, 2004

    Unit Value                                  $ 26.494836        $ 12.413013        $ 16.556485
   Total Return *                                     8.24%             -0.47%             10.10%
   Ratio of Expenses **                               1.25%              1.25%              1.10%

Period ended December 31, 2003

    Unit Value                                   $ 8.387840        $ 12.471394        $ 14.557751
   Total Return *                                    33.57%          -0.20%***          10.75%***
   Ratio of Expenses **                               1.40%              1.25%              1.25%

Period ended December 31, 2002

   Unit Value                                    $ 6.279575        $ 10.964243          10.930421
   Total Return *                                   -30.73%             -0.34%           9.30%***
   Ratio of Expenses **                               1.40%              1.40%              1.40%

Period ended December 31, 2001

   Unit Value                                    $ 9.065884        $ 11.001639                n/a
   Total Return *                                   -31.19%              1.99%                n/a
   Ratio of Expenses **                               1.40%              1.40%                n/a



                                             JNL/T.Rowe          JNL/T. Rowe
                                                Price           Price Mid-Cap       JNL/T. Rowe
                                             Established            Growth          Price Value
                                          Growth Portfolio        Portfolio          Portfolio
                                         --------------------  ------------------------------------
                                         --------------------  ------------------------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2005

    Unit Value                                   $ 27.853371        $ 38.885926        $ 14.074598
   Total Return *                                      4.93%             12.85%              4.99%
   Ratio of Expenses **                                1.10%              1.10%              1.10%

Period ended December 31, 2004

    Unit Value                                   $ 26.544267        $ 34.457964        $ 13.405862
   Total Return *                                      7.61%             11.96%             11.24%
   Ratio of Expenses **                                1.10%              1.10%              1.10%

Period ended December 31, 2003

    Unit Value                                   $ 24.109727        $ 29.136326        $ 11.699228
   Total Return *                                   6.23%***           7.39%***           7.28%***
   Ratio of Expenses **                                1.25%              1.25%              1.25%

Period ended December 31, 2002

   Unit Value                                     $ 8.220399        $ 10.248404         $ 8.961548
   Total Return *                                    -24.39%            -23.01%            -17.99%
   Ratio of Expenses **                                1.40%              1.40%              1.40%

Period ended December 31, 2001

   Unit Value                                    $ 10.872746        $ 13.312135        $ 10.927669
   Total Return *                                    -11.49%             -2.87%             -0.63%
   Ratio of Expenses **                                1.40%              1.40%              1.40%

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date September 30, 2002.




                                             JNL/Select         JNL/Select            JNL/
                                             Large Cap         Money Market       Select Value
                                          Growth Portfolio       Portfolio        Portfolio (a)
                                         ------------------- ------------------ ------------------
                                         ------------------- ------------------ ------------------

PORTFOLIO DATA

Period ended December 31, 2005

   Net Assets (in thousands)                        $ 7,392           $ 23,951            $ 4,249
   Units Outstanding (in thousands)                     623              2,129                246
   Investment Income Ratio *                          0.00%              2.68%              3.07%

Period ended December 31, 2004

   Net Assets (in thousands)                        $ 7,131            $ 5,218            $ 3,446
   Units Outstanding (in thousands)                     698                469                212
   Investment Income Ratio *                          0.00%              0.90%              0.51%

Period ended December 31, 2003

   Net Assets (in thousands)                        $ 6,730            $ 2,367            $ 1,133
   Units Outstanding (in thousands)                     805                218                 79
   Investment Income Ratio *                          0.00%              0.47%              0.65%

Period ended December 31, 2002

   Net Assets (in thousands)                        $ 7,590            $ 5,567                $ 8
   Units Outstanding (in thousands)                   1,216                515                  1
   Investment Income Ratio *                          0.00%              1.06%              0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                       $ 14,054            $ 6,939                n/a
   Units Outstanding (in thousands)                   1,555                642                n/a
   Investment Income Ratio *                          0.05%              3.19%                n/a



                                             JNL/T.Rowe          JNL/T. Rowe
                                                Price           Price Mid-Cap       JNL/T. Rowe
                                             Established            Growth          Price Value
                                          Growth Portfolio        Portfolio          Portfolio
                                         --------------------  ------------------------------------
                                         --------------------  ------------------------------------

PORTFOLIO DATA

Period ended December 31, 2005

   Net Assets (in thousands)                        $ 18,904           $ 23,757           $ 21,334
   Units Outstanding (in thousands)                    1,006                875              1,593
   Investment Income Ratio *                           0.25%              0.33%              2.37%

Period ended December 31, 2004

   Net Assets (in thousands)                        $ 11,067           $ 16,035           $ 13,899
   Units Outstanding (in thousands)                      700                770              1,094
   Investment Income Ratio *                           0.51%              0.00%              0.93%

Period ended December 31, 2003

   Net Assets (in thousands)                         $ 5,939            $ 9,383            $ 5,681
   Units Outstanding (in thousands)                      516                636                519
   Investment Income Ratio *                           0.03%              0.00%              0.77%

Period ended December 31, 2002

   Net Assets (in thousands)                         $ 3,753            $ 4,315            $ 2,999
   Units Outstanding (in thousands)                      468                447                353
   Investment Income Ratio *                           0.09%              0.00%              0.01%

Period ended December 31, 2001

   Net Assets (in thousands)                         $ 6,297            $ 6,417            $ 3,142
   Units Outstanding (in thousands)                      590                495                301
   Investment Income Ratio *                           0.00%              0.00%              1.25%


* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Inception date September 30, 2002.


                         JACKSON NATIONAL LIFE INSURANCE
                               COMPANY OF NEW YORK

















                              FINANCIAL STATEMENTS


                                DECEMBER 31, 2005

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

INDEX TO FINANCIAL STATEMENTS
DECEMBER 31, 2005

------------------------------------------------------------------




Report of Independent Registered Public Accounting Firm               1



Balance Sheets                                                        2



Income Statements                                                     3



Statements of Stockholder's Equity and Comprehensive Income           4



Statements of Cash Flows                                              5



Notes to Financial Statements                                         6

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Stockholder of Jackson National Life Insurance
   Company of New York:


We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York as of December 31, 2005 and 2004, and the related income statements and statements of stockholder's equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2005. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2005 in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Chicago, Illinois
March 14, 2006

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                              FINANCIAL STATEMENTS



BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE INFORMATION)


                                                                                               DECEMBER 31,
ASSETS                                                                                 2005                2004
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Investments:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Cash and short-term investments                                                          $ 23,542            $ 41,268
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Investments available for sale, at fair value:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Fixed maturities (amortized cost: 2005, $1,452,456; 2004, $1,439,554)                   1,477,000           1,517,222
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Equities (cost: 2005, $285; 2004, $201)                                                       310                 235
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Trading securities, at fair value (cost: 2004, $1,000)                                          -               1,084
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Policy loans                                                                                   46                  24
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Total investments                                                                       1,500,898           1,559,833
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Accrued investment income                                                                  19,738              20,512
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Deferred acquisition costs                                                                109,106              76,829
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Deferred sales inducements                                                                 14,536               8,274
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Reinsurance recoverable                                                                     1,641               1,235
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Income taxes receivable from Parent                                                         2,392                   -
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Other assets                                                                                2,660               1,833
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Separate account assets                                                                   799,209             501,816
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Total assets                                                                          $ 2,450,180         $ 2,170,332
---------------------------------------------------------------------------------=================---=================
---------------------------------------------------------------------------------=================---=================

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
LIABILITIES AND STOCKHOLDER'S EQUITY
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Policy reserves and liabilities:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Reserves for future policy benefits and claims payable                                   $ 14,571            $ 15,348
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Deposits on investment contracts                                                        1,419,694           1,436,290
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Securities lending payable                                                                 13,229              13,806
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Deferred income taxes                                                                       8,992              11,125
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Income taxes payable to Parent                                                                  -               2,416
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Other liabilities                                                                           8,257               6,498
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Separate account liabilities                                                              799,209             501,816
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                       2,263,952           1,987,299
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
STOCKHOLDER'S EQUITY
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Common stock, $1,000 par value; 2,000 shares
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
authorized, issued and outstanding                                                          2,000               2,000
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                141,000             141,000
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Accumulated other comprehensive income, net of
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
tax of $3,625 in 2005 and $10,972 in 2004                                                   6,733              20,377
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Retained earnings                                                                          36,495              19,656
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Total stockholder's equity                                                                186,228             183,033
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                            $ 2,450,180         $ 2,170,332
---------------------------------------------------------------------------------=================---=================
---------------------------------------------------------------------------------=================---=================

                See accompanying notes to financial statements.

INCOME STATEMENTS
(IN THOUSANDS)

                                                                                     YEARS ENDED DECEMBER 31,
                                                                          2005               2004              2003
-------------------------------------------------------------------------------------------------------------------------
REVENUES
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Premiums, net of reinsurance                                                  $ (375)            $ (30)            $ 130
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                                         86,710            85,323            81,140
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments                                      (236)            4,378               199
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Fee income                                                                    15,982             9,687             5,392
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Other income                                                                     120               116               117
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Total revenues                                                               102,201            99,474            86,978
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Death benefits                                                                    25               206                 -
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Interest credited on deposit liabilities                                      48,814            51,786            60,081
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in reserve, net of reinsurance recoverables               (1,587)             (914)               55
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Other policyholder benefits                                                    5,204             5,191             6,360
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Commissions                                                                   24,932            23,903            21,398
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
General and administrative expenses                                            5,868             3,988             4,147
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Taxes, licenses and fees                                                        (564)              683             1,284
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Deferral of acquisition costs                                                (25,054)          (23,522)          (22,586)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Deferral of sales inducements                                                 (4,179)           (4,680)           (7,628)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Amortization of deferred acquisition costs:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Attributable to operations                                                    19,180            14,896             7,694
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Attributable to net realized gains (losses) on investments                       (81)            1,510                68
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Amortization of deferred sales inducements:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Attributable to operations                                                     3,753             3,510             1,632
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Attributable to net realized gains (losses) on investments                       (15)              295                14
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                   76,296            76,852            72,519
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Pretax income                                                                 25,905            22,622            14,459
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Income tax expense                                                             9,066             7,918             5,061
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
NET INCOME                                                                  $ 16,839          $ 14,704           $ 9,398
---------------------------------------------------------------------================---===============---===============


                See accompanying notes to financial statements.

STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME
(IN THOUSANDS)

                                                                                   YEARS ENDED DECEMBER 31,
                                                                         2005               2004              2003
------------------------------------------------------------------------------------------------------------------------
Common stock
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Beginning and end of year                                                  $ 2,000            $ 2,000           $ 2,000
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Beginning and end of year                                                  141,000            141,000           141,000
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER COMPREHENSIVE INCOME
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Beginning of year                                                           20,377             19,205            15,409
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net unrealized investment gains (losses), net of
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
       reclassification adjustment and net of tax                          (13,644)             1,172             3,796
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
End of year                                                                  6,733             20,377            19,205
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
RETAINED EARNINGS
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Beginning of year                                                           19,656              4,952            (4,446)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net income                                                                  16,839             14,704             9,398
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
End of year                                                                 36,495             19,656             4,952
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
TOTAL STOCKHOLDER'S EQUITY                                               $ 186,228          $ 183,033         $ 167,157
--------------------------------------------------------------------===============----===============---===============


                                                                                  YEARS ENDED DECEMBER 31,
                                                                         2005               2004              2003
------------------------------------------------------------------------------------------------------------------------
Net income                                                                $ 16,839           $ 14,704           $ 9,398
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Net unrealized holding gains (losses) arising during the
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
period, net of tax of $(6,333) in 2005;
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
$2,318 in 2004 and $1,823 in 2003                                          (11,761)             4,305             3,386
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Reclassification adjustment for gains (losses) included
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
in net income, net of tax of $(1,014) in 2005;
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
$(1,687) in 2004 and $221 in 2003                                           (1,883)            (3,133)              410
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
COMPREHENSIVE INCOME                                                       $ 3,195           $ 15,876          $ 13,194
--------------------------------------------------------------------===============----===============---===============




                See accompanying notes to financial statements.

STATEMENTS OF CASH FLOWS
(IN THOUSANDS)


                                                                                      YEARS ENDED DECEMBER 31,
                                                                          2005               2004              2003
-------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Net income                                                                  $ 16,839          $ 14,704           $ 9,398
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Adjustments to reconcile net income to
net cash provided by operating activities:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Net realized (gains) losses on investments                                       236            (4,378)             (199)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Unrealized gains on trading portfolio                                              -               (84)                -
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Interest credited on deposit liabilities                                      48,814            51,786            60,081
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Amortization of premium on investments                                         3,295             3,185             2,320
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Deferred income tax provision                                                  5,214               637            (4,459)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Other charges                                                                   (713)              470             2,471
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Change in:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Accrued investment income                                                        774              (601)           (3,021)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Deferred sales inducements and acquisition costs                              (6,398)           (7,991)          (20,807)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Trading portfolio activity, net                                                1,084              (860)                -
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Income taxes (receivable) payable to Parent                                   (4,808)            2,388            (1,309)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Claims payable                                                                  (991)            3,743             8,473
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Other assets and liabilities, net                                                655            (2,676)            1,463
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                     64,001            60,323            54,411
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Fixed maturities and equities available for sale:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Sales                                                                         57,079            80,100            54,029
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Principal repayments, maturities, calls
and redemptions                                                              114,753           117,453            83,455
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Purchases                                                                   (188,266)         (266,312)         (361,429)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Other investing activities                                                      (597)           (6,130)          (17,960)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
NET CASH USED IN INVESTING ACTIVITIES                                        (17,031)          (74,889)         (241,905)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Policyholders' account balances:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Deposits                                                                     348,025           327,922           316,359
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Withdrawals                                                                 (162,209)         (112,642)          (99,335)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Net transfers to separate accounts                                          (250,512)         (198,055)          (90,650)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES                          (64,696)           17,225           126,374
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS                                                                  (17,726)            2,659           (61,120)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                            41,268            38,609            99,729
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
CASH AND SHORT-TERM INVESTMENTS, END OF YEAR                                $ 23,542          $ 41,268          $ 38,609
---------------------------------------------------------------------================---===============---===============



               See accompanying notes to financial statements.

               JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
     (A WHOLLY OWNED SUBSIDIARY OF JACKSON NATIONAL LIFE INSURANCE COMPANY)
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2005

--------------------------------------------------------------------------------

1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company of New York, (the "Company" or "JNL/NY") is wholly owned by Jackson National Life Insurance Company ("JNL" or the "Parent"), a wholly owned subsidiary of Brooke Life Insurance Company ("Brooke Life") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. JNL/NY is licensed to sell group and individual annuity products (including immediate, deferred fixed annuities and variable annuities), guaranteed investment contracts and individual life insurance products, including variable universal life, in the states of New York, Delaware and Michigan.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). Certain prior year amounts have been reclassified to conform with the current year presentation with no impact on stockholder's equity or net income.

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities without readily ascertainable market values and the determination of when an unrealized loss is other than temporary; 2) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; and 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits.

     CHANGES IN ACCOUNTING PRINCIPLES
     In May 2005, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 154, "Accounting Changes and Error Corrections" ("FAS 154"). FAS 154 requires that, unless impracticable or absent explicit transition requirements specific to the newly adopted accounting principle, companies apply changes in accounting principles on a retrospective basis. FAS 154 is effective for accounting changes and corrections or errors made in fiscal years beginning after December 15, 2005. The adoption of FAS 154 is not expected to have a material impact on JNL/NY's results of operations or financial position.

     In March 2004, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 03-01, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF 03-01"). EITF 03-01 provides more specific guidance on how to determine when an investment is considered impaired, whether the impairment is other than temporary, and how to measure an impairment loss. On September 30, 2004, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position EITF Issue 03-1-1, "Effective Date of Paragraphs 10-20 of EITF Issue No. 03-01, `The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments'" delaying the effective date of paragraphs 10-20 of EITF 03-01 until the FASB has resolved certain implementation issues. On June 29, 2005, the FASB concluded that the current guidance included in EITF 03-01 was adequate and that further clarification was not necessary. JNL/NY adopted the disclosure requirements of EITF 03-01 for the year ended December 31, 2004, with no material impact on JNL/NY's results of operations or financial position.

     Effective January 1, 2004, JNL/NY adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountant's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses separate account presentation, transfers of assets from the general account to the separate account, valuation of certain insurance liabilities and policy features such as guaranteed minimum death benefits and annuitization benefits and accounting for sales inducements. The adoption of SOP 03-1 did not have a material impact on JNL/NY's results of operations or financial position.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at amortized cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds, mortgage-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method. Mortgage-backed and structured securities are amortized over the estimated redemption period. All fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other than temporary, the cost basis of fixed maturities is reduced to fair value. In determining whether an other than temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values. Any impairments are reflected as realized losses.

     Equities are carried at fair value. Equities are reduced to estimated net realizable value for declines in fair value considered to be other than temporary. Any impairments are reflected as realized losses.

     Trading securities, which consist of seed money that supports newly established variable funds, are carried at fair value with changes in value reflected as investment income in the income statement.

     Policy loans are carried at the unpaid principal balances.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs and deferred sales inducements adjustments, are excluded from net income and included as a component of other comprehensive income and stockholder's equity.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been decreased by $11.9 million and $38.2 million at December 31, 2005 and 2004, respectively, to reflect this adjustment.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     DEFERRED SALES INDUCEMENTS
     Bonus interest on single premium deferred annuities and contract enhancements on variable annuities have been capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred sales inducements have been decreased by $2.3 million and $8.1 million at December 31, 2005 and 2004, respectively, to reflect this adjustment.

     FEDERAL INCOME TAXES
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities. The Company files a consolidated federal income tax return with JNL, Brooke Life and Life Insurance Company of Georgia (for the period May 19, 2005 through December 31, 2005). The Company has entered into a written tax sharing agreement which is generally based on separate return calculations. Intercompany balances are settled on a quarterly basis.

     EMBEDDED DERIVATIVES
     The Company offers a guaranteed minimum income benefit on certain of its variable annuity products. Beginning in 2003, the liability is ceded to an unaffiliated company. The structure of the reinsurance agreement creates an embedded derivative, as defined by Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). The embedded derivative has been separated for accounting and financial reporting purposes and is carried at fair value. The change in fair value of the embedded derivative of $(431) thousand and $349 thousand in 2005 and 2004, respectively, is included as a decrease or increase in reserve, net of reinsurance recoverables in the income statement. The fair value of the embedded derivative of $45 thousand and $476 thousand at December 31, 2005 and 2004, respectively, is included in reserves for future policy benefits.

     The Company offers a guaranteed minimum withdrawal benefit on certain of its variable annuity products. The structure of this guarantee creates an embedded derivative as defined by FAS 133. The embedded derivative has been separated for accounting and financial reporting purposes and is carried at fair value. The change in fair value of the embedded derivative of $1.1 million and $591 thousand in 2005 and 2004, respectively, is included as a decrease in reserves in the income statement. The fair value of the embedded derivative of $1.6 million and $565 thousand at December 31, 2005 and 2004, respectively, is included in other assets.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 30% to 135% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4.0% to 7.1%. Lapse and expense assumptions are based on the Parent's experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, liabilities approximate the policyholder's account value. For deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder's account value.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     SEPARATE ACCOUNT ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $799.2 million and $501.8 million at December 31, 2005 and 2004, respectively, are segregated in separate accounts. The Company receives fees for assuming mortality and expense risks and other administrative fees related to the issuance and maintenance of the contracts. Such fees are recorded as earned and included in fee income in the income statements.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to the policyholder deposit. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.

3.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     Disclosure is required of the fair value of financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using discounted cash flows or other valuation techniques. Such values are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent market quotes and, in many cases, could not be realized in immediate settlement of the instrument.

     The following summarizes the basis used by the Company in estimating fair values for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values for fixed maturity securities are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined.

     EQUITIES AND TRADING SECURITIES:
     Fair values for common stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined. Fair values of investments in mutual funds are based on quoted net asset values.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

3.   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     SEPARATE ACCOUNT ASSETS:
     Separate account assets are carried at the fair value of the underlying securities.

     EMBEDDED DERIVATIVES:
     The fair value of the Company's guaranteed minimum withdrawal benefit embedded derivative liability has been calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

     The Company reinsures essentially 100% of its guaranteed minimum income benefit on a net settled basis. Accordingly, this is considered an embedded derivative and the Company determines the fair value using actuarial assumptions related to the projected cash flows, including reinsurance premiums and related benefit reimbursements, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

     The nature of these embedded derivative cash flows can be quite varied. Accordingly, stochastic techniques are used to generate a variety of market return scenarios for evaluation. The generation of these scenarios and the assumptions as to policyholder behavior involve numerous estimates and subjective judgments including those regarding expected market volatility, correlations of market returns and discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the LIBOR forward curve rates as of that date and market volatility as determined with reference to implied volatility data and evaluations of historical volatilities for various indices. The risk-free spot rates as represented by the LIBOR spot curve as of the valuation date are used to determine the present value of expected future cash flows produced in the stochastic process.

     ANNUITY RESERVES:
     Fair value for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. The carrying value and fair value of such annuities approximated $1.40 billion and $1.34 billion, respectively, at December 31, 2005 and $1.42 billion and $1.35 billion, respectively, at December 31, 2004.

     SEPARATE ACCOUNT LIABILITIES:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed investment rates. The fair value approximated $752.4 million and $470.3 million at December 31, 2005 and 2004, respectively.

 4.  INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds. Mortgage-backed securities include asset-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

4.   INVESTMENTS (CONTINUED)

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2005, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's affiliated investment advisor. At December 31, 2005, the carrying value of investments rated by the Company's affiliated investment advisor totaled $12.9 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

                                                     PERCENT OF TOTAL
                                                     FIXED MATURITIES
     INVESTMENT RATING                               DECEMBER 31, 2005
                                                ----------------------------
                                                ----------------------------
     AAA                                                          9.0%
     AA                                                     7.2
     A                                                     32.0
     BBB                                                   46.0
                                                ----------------------------
                                                ----------------------------
         Investment grade                                  94.2
                                                ----------------------------
                                                ----------------------------
     BB                                                     5.1
     B and below                                            0.7
                                                ----------------------------
                                                ----------------------------
            Below investment grade                          5.8
                                                ----------------------------
         Total fixed maturities                               100.0%
                                                ----------------------------

     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $0 and $18.1 thousand, respectively, at December 31, 2005. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2005 were $0 and $18.1 thousand, respectively, and for the 12 months preceding December 31, 2004 were $0 and $0.1 million, respectively.

     The cost or amortized cost, gross unrealized gains and losses and fair value of available for sale fixed maturities and equities were as follows (in thousands):


                                               COST OR            GROSS              GROSS
                                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2005                                COST             GAINS             LOSSES            VALUE
                                            ---------------   ---------------   ----------------  ---------------
U.S. Treasury securities                             $ 511               $ 5                $ -            $ 516
Public utilities                                   138,066             6,169                240          143,995
Corporate securities                             1,084,091            29,391              9,330        1,104,152
Mortgage-backed securities                         229,788             1,421              2,872          228,337
                                            ---------------   ---------------   ----------------
                                            ---------------   ---------------   ----------------  ---------------
Total fixed maturities                         $ 1,452,456          $ 36,986           $ 12,442      $ 1,477,000
                                            ===============   ===============   ================  ===============

Equities                                             $ 285              $ 25                $ -            $ 310
                                            ===============   ===============   ================  ===============



4.    INVESTMENTS (CONTINUED)


                                               COST OR            GROSS              GROSS
                                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2004                                COST             GAINS             LOSSES            VALUE
                                            ---------------   ---------------   ----------------  ---------------
U.S. Treasury securities                             $ 512              $ 20                $ -            $ 532
Public utilities                                   134,609            11,165                 32          145,742
Corporate securities                             1,095,411            65,530              2,130        1,158,811
Mortgage-backed securities                         209,022             4,037                922          212,137
                                            ---------------   ---------------   ----------------
                                            ---------------   ---------------   ----------------  ---------------
Total fixed maturities                         $ 1,439,554          $ 80,752            $ 3,084      $ 1,517,222
                                            ===============   ===============   ================  ===============

Equities                                             $ 201              $ 34                $ -            $ 235
                                            ===============   ===============   ================  ===============



     At December 31, 2005 and 2004, available for sale securities without a readily ascertainable market value having an amortized cost of $196.1 million and $188.7 million, respectively, had an estimated fair value of $195.3 million and $192.2 million, respectively.

     The amortized cost and fair value of fixed maturities at December 31, 2005, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.


                                                                 AMORTIZED            FAIR
                                                                   COST              VALUE
                                                              ---------------   ----------------
Due in 1 year or less                                               $ 58,255           $ 58,622
Due after 1 year through 5 years                                     329,659            335,502
Due after 5 years through 10 years                                   782,575            802,768
Due after 10 years through 20 years                                   48,276             47,481
Due after 20 years                                                     3,903              4,290
Mortgage-backed securities                                           229,788            228,337
                                                              ---------------   ----------------
Total                                                            $ 1,452,456        $ 1,477,000
                                                              ===============   ================


     Fixed maturities with a carrying value of $516.1 thousand and $532.3 thousand at December 31, 2005 and 2004, respectively, were on deposit with the State of New York as required by state insurance law.

     As of December 31, 2005, the fair value and the amount of gross unrealized losses in accumulated other comprehensive income in stockholder's equity are as follows (in thousands):

4.    INVESTMENTS (CONTINUED)

                                   LESS THAN 12 MONTHS         12 MONTHS OR LONGER        TOTAL
------------------------------------------------------------------------------------------------------------------
                                   GROSS                       GROSS                      GROSS
                                 UNREALIZED       FAIR      UNREALIZED       FAIR       UNREALIZED       FAIR
DECEMBER 31, 2005                  LOSSES        VALUE        LOSSES        VALUE         LOSSES        VALUE
------------------------------------------------------------------------------------------------------------------
Public utilities                       $ 162      $ 10,485         $ 78       $ 1,918         $ 240      $ 12,403

Corporate securities                   7,381       353,732        1,949        40,856         9,330       394,588

Mortgage-backed securities             2,341       126,062          531        20,214         2,872       146,276
------------------------------------------------------------------------------------------------------------------

Total temporarily impaired
securities                           $ 9,884     $ 490,279      $ 2,558      $ 62,988      $ 12,442     $ 553,267
--------------------------------=============-=============-============-=============-=============-=============



                                   LESS THAN 12 MONTHS         12 MONTHS OR LONGER        TOTAL
------------------------------------------------------------------------------------------------------------------
                                   GROSS                       GROSS                      GROSS
                                 UNREALIZED       FAIR      UNREALIZED       FAIR       UNREALIZED       FAIR
DECEMBER 31, 2004                  LOSSES        VALUE        LOSSES        VALUE         LOSSES        VALUE
------------------------------------------------------------------------------------------------------------------
Public utilities                        $ 27       $ 2,974          $ 5       $ 1,013          $ 32       $ 3,987

Corporate securities                   1,470        86,597          660        17,340         2,130       103,937

Mortgage-backed securities               822        64,609          100         6,370           922        70,979
------------------------------------------------------------------------------------------------------------------
Total temporarily impaired
securities                           $ 2,319     $ 154,180        $ 765      $ 24,723       $ 3,084     $ 178,903
--------------------------------=============-=============-============-=============-=============-=============

     To the extent unrealized losses are not due to minor changes in interest rates, securities in an unrealized loss position are regularly reviewed for other than temporary declines in value. Factors considered in determining whether a decline is other than temporary include the length of time a security has been in an unrealized loss position, reasons for the decline in value, expectations for the amount and timing of a recovery in value and the Company's ability and intent to hold a security to recovery in value or of contractual cash flows.

     Assessment factors include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing obligations, the macro-economic outlook and micro-economic outlooks for specific industries and issuers. Assessing the duration of mortgage-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing abilities.

     Of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2005, 75.6% were investment grade, 4.4% were below investment grade and 20.0% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately 31.4% of the aggregate gross unrealized losses on available for sale fixed maturities.

     Corporate fixed maturities in an unrealized loss position were diversified across industries. As of December 31, 2005, the industries representing the larger unrealized losses included manufacturing (15.2% of fixed maturities gross unrealized losses) and food producers (11.1%). The Company had no material unrealized losses on individual fixed maturities or equities at December 31, 2005.

     The amount of gross unrealized losses for fixed maturities in a loss position by maturity date of the fixed maturities as of December 31, 2005 were as follows (in thousands):

Less than one year                                                      $ 28
One to five years                                                      2,084
Five to ten years                                                      6,587
More than ten years                                                      871
Mortgage-backed securities                                             2,872
                                                              ---------------
Total gross unrealized losses                                       $ 12,442
                                                              ===============

4.    INVESTMENTS (CONTINUED)

     SECURITIES LENDING
     The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2005 and 2004, the estimated fair value of loaned securities was $12.9 million and $13.5 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received, in the amount of $13.2 million and $13.8 million at December 31, 2005 and 2004, respectively, was invested by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received. Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

5.   INVESTMENT INCOME AND REALIZED GAINS AND LOSSES

     All investment income for 2005, 2004 and 2003 is related to earnings on short-term investments, fixed maturity securities, equities and trading securities. Investment expenses totaled $579 thousand, $515 thousand and $562 thousand in 2005, 2004 and 2003, respectively.

     Net realized investment gains (losses) on investments were as follows (in thousands):

                                                                       YEARS ENDED DECEMBER 31,
                                                              2005              2004               2003
-------------------------------------------------------------------------------------------------------------
Sales of fixed maturities:

Gross gains                                               $        1,828    $        5,322     $        4,032
Gross losses                                                      (1,906)           (1,594)           (3,638)

Sales of equities:
Gross gains                                                            -               901                 -
Impairment losses                                                   (158)             (251)             (195)
-------------------------------------------------------------------------------------------------------------
Total                                                             $ (236)          $ 4,378             $ 199
---------------------------------------------------------================--================---===============


     The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value below the carrying value is other than temporary. If it is determined that a decline in value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income in stockholder's equity. If the decline is considered to be other than temporary, a realized loss is recorded in the income statement.

     Generally, securities with fair values that are less than 80% of cost and other securities the Company determines are underperforming, or potential problem securities, are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration which has led to a significant decline in value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its credit worthiness.

     In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other than temporarily impaired. Among the factors considered is whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near term prospects of the issuer. Unrealized losses that are considered


5.   INVESTMENT INCOME AND REALIZED GAINS AND LOSSES (CONTINUED)

     to be primarily the result of market conditions are usually determined to be temporary, e.g. minor increases in interest rates, unusual market volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery.

     To the extent factors contributing to impairment losses recognized affected other investments, such investments were reviewed for other than temporary impairment and losses were recorded if appropriate.

     The Company applies the provisions of EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20") when evaluating whether impairments on its other than high quality structured securities, including certain asset-backed securities and collateralized debt obligations, are other than temporary. The Company regularly reviews future cash flow assumptions and, in accordance with EITF 99-20, if there has been an adverse change in estimated cash flows to be received on a security, an impairment is recognized in net income. For privately placed structured securities, impairment amounts are based on discounted cash flows.

     There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in market value is other than temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently in accumulated other comprehensive income may be recognized in the income statement in future periods.

     The Company currently intends to hold available for sale securities with unrealized losses not considered other than temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding a security, or the outlook for its industry sector change, the Company may sell the security and realize a loss.

6.   REINSURANCE

     The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $200 thousand. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     The effect of reinsurance on premiums was as follows (in thousands):

                                                                       YEARS ENDED DECEMBER 31,
                                                             2005              2004              2003
------------------------------------------------------------------------------------------------------------
Direct premiums                                                   $ 637             $ 619             $ 588
Less reinsurance ceded:
Life                                                               (518)             (473)             (452)
Annuity                                                            (494)             (176)               (6)
------------------------------------------------------------------------------------------------------------
Net premiums                                                     $ (375)            $ (30)            $ 130
--------------------------------------------------------================--================--================


6.   REINSURANCE (CONTINUED)

     Components of the reinsurance recoverable asset were as follows
        (in thousands):

                                                                   DECEMBER 31,
                                                             2005              2004
--------------------------------------------------------------------------------------------
Ceded reserves                                                  $ 1,406           $ 1,227
Ceded claims liability                                              225                 -
Ceded other                                                          10                 8
--------------------------------------------------------------------------------------------
Total                                                           $ 1,641           $ 1,235
--------------------------------------------------------================--================--


7.   FEDERAL INCOME TAXES

     The components of the provision for federal income taxes were as follows (in thousands):

                                                                     YEARS ENDED DECEMBER 31,
                                                             2005              2004              2003
------------------------------------------------------------------------------------------------------------
Current tax expense                                             $ 3,852           $ 7,281           $ 9,520
Deferred tax expense (benefit)                                    5,214               637            (4,459)
------------------------------------------------------------------------------------------------------------
Income tax expense                                              $ 9,066           $ 7,918           $ 5,061
--------------------------------------------------------================--================--================


     The provisions for 2005, 2004 and 2003 differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% by the effect of rounding.

     Federal income taxes of $6.2 million, $4.9 million and $10.8 million were paid to JNL in 2005, 2004 and 2003, respectively.

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):


                                                                                     DECEMBER 31,
                                                                               2005              2004
------------------------------------------------------------------------------------------------------------
GROSS DEFERRED TAX ASSET
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items                                        $ 36,208          $ 37,261
Investments                                                                            95             2,712
Other, net                                                                            555                11
------------------------------------------------------------------------------------------------------------
Total gross deferred tax asset                                                     36,858            39,984
------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------
GROSS DEFERRED TAX LIABILITY
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements                                  (37,251)          (23,913)
Net unrealized gains on available for sale securities                              (8,599)          (27,196)
Total gross deferred tax liability                                                (45,850)          (51,109)
------------------------------------------------------------------------------------------------------------
NET DEFERRED TAX LIABILITY                                                 $       (8,992)   $     (11,125)
--------------------------------------------------------------------------================--================


     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax asset.

     At December 31, 2005, the Company had no federal tax capital loss carryforwards available for future use.

8.   CONTINGENCIES

     The Company is not involved in litigation that would have a material adverse affect on the Company's financial condition or results of operations.

9.   STOCKHOLDER'S EQUITY

     The declaration of dividends which can be paid by the Company is regulated by New York Insurance law. The Company must file a notice of its intention to declare a dividend and the amount thereof with the superintendent at least thirty days in advance of any proposed dividend declaration. No dividends were paid to JNL in 2005, 2004 or 2003.

     On December 31, 2005, the Company recorded, pursuant to a tax allocation agreement, a $2.5 million capital contribution from its Parent for the use of the Company's capital loss carryforward.

     Statutory capital and surplus of the Company was $132.4 million and $123.1 million at December 31, 2005 and 2004, respectively. Statutory net income of the Company was $11.9 million, $14.8 million, and $14.4 million in 2005, 2004 and 2003, respectively.

10.  LEASE OBLIGATION

     The Company is party to a cancelable operating lease agreement under which it occupies office space. Rent expense totaled $23 thousand, $22 thousand, and $21 thousand in 2005, 2004 and 2003, respectively. The future lease obligations at December 31, 2005 relating to this lease are immaterial.

11.  OTHER RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc. ("PPM"), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $522 thousand, $510 thousand and $474 thousand to PPM for investment advisory services during 2005, 2004 and 2003, respectively.

     The Company has an administrative services agreement with JNL, under which JNL provides certain administrative services. Administrative fees were $3.9 million, $2.9 million, and $2.8 million in 2005, 2004 and 2003, respectively.

12.  BENEFIT PLANS

     The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its parent, JNL. To be eligible, an employee must have attained the age of 21 and completed at least 1,000 hours of service in a 12-month period. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. The Company's expense related to this plan was $49 thousand, $36 thousand and $93 thousand in 2005, 2004 and 2003, respectively.

     The Company participates in a non-qualified voluntary deferred compensation plan for certain employees, sponsored by its parent, JNL. At December 31, 2005 and 2004, JNL's liability for this plan related to the Company's employees totaled $895 thousand and $600 thousand, respectively. JNL invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company had no expense related to this plan in 2005, 2004 or 2003.

     12.BENEFIT PLANS (CONTINUED)

     The Company sponsors a non-qualified voluntary deferred compensation plan for certain agents. The plan assets and liabilities are held by the Company's parent, JNL, pursuant to the administrative services agreement. At December 31, 2005 and 2004, JNL's liability for this plan related to the Company's agents totaled $542 thousand and $686 thousand, respectively. JNL invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company's expense related to this plan totaled $33 thousand, nil and $5 thousand in 2005, 2004 and 2003, respectively.

PART C. OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

               (a)   Financial Statements:

                     (1) Financial statements and schedules included in Part A:

                            Condensed Financial Information

                     (2) Financial statements and schedules included in Part B:

                            JNLNY Separate Account I

                            Report of Independent Registered Public Accounting
                              Firm
                            Statements of Assets and Liabilities as of
                              December 31, 2005
                            Statements of Operations for the period ended
                              December 31, 2005
                            Statements of Changes in Net Assets for the period
                              nded December 31, 2005 and 2004
                            Notes to Financial Statements

                            Jackson National Life Insurance Company of New York

                            Report of Independent Registered Public Accounting
                              Firm
                            Balance Sheets for the years ended December 31,
                              2005 and 2004
                            Income Statements for the years ended December 31,
                              2005, 2004 and 2003
                            Statements of Stockholder's Equity and Comprehensive
                                Income for the years ended December 31, 2005, 2004 and 2003
                            Statements of Cash Flows for the years ended
                              December 31, 2005, 2004 and 2003
                            Notes to Financial Statements

Item 24.(b)        Exhibits

Exhibit No.        Description

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.                 Not Applicable

3.a General Distributor Agreement dated September 19, 1997, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b. General Distributor Agreement dated June 30, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

c. Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

4.a. Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

b. Specimen of Tax Sheltered Annuity Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

c. Specimen of Retirement Plan Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

d. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

e. Specimen of Roth IRA Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

f. Specimen of Earnings Protection Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

g. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

h. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

i. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

j. Specimen of 20% Additional Free Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

k. Specimen of Five-Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70384 and 811-08401).

l. Specimen of Preselected Death Benefit Option Election Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70384 and 811-08401).

m. Specimen of Reduced Administration Charge Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

n. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

o. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

p. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on May 17, 2002 (File Nos. 333-70384 and 811-08401).

q. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 2 filed on May 20, 2002 (File Nos. 333-70384 and 811-08401).

r. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70384 and 811-08401).

s. Specimen of Fixed Account Option Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70384 and 811-08401).

t. Specimen of 3-Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

u. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

v. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

w. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

x. Specimen of Maximum Anniversary Value Death Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

y. Specimen of 20% Additional Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

z. Specimen of 5 Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

aa. Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

bb. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed on April 29, 2004 (File Nos. 333-70384 and 811-08401).

cc. Specimen of the Perspective II Fixed and Variable Annuity Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

dd. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ee. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ff. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

gg. Specimen of 20% Additional Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

hh. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ii. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

jj. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

kk. Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

ll. Specimen of 3 Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

mm. Specimen of 5 Year Withdrawal Charge Schedule Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

nn. Specimen of Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

oo. Specimen of Tax Sheltered Annuity Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

pp. Specimen of Retirement Plan Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

qq. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

rr. Specimen of Roth IRA Endorsement, incorporated by reference to Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

ss. Specimen of Charitable Remainder Trust Endorsement, incorporated by reference to Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

tt. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and811-08401).

uu. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on October 4, 2004 (File Nos. 333-119522 and 811-08401).

vv. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and 811-08401).

ww. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed on February 14, 2005 (File Nos. 333-70384 and 811-08401).

xx. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

yy. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

zz. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

aaa. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on June 20, 2005 (File Nos. 333-70384 and 811-08401).

bbb. Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed on June 20, 2005 (File Nos. 333-70384 and 811-08401).

ccc. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

ddd. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

eee. Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

fff. Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

ggg. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, attached hereto.

hhh. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, attached hereto.

iii. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, attached hereto.

jjj. Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, attached hereto.

kkk. Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, attached hereto.

5.a. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (333-70384 and 811-08401).

b. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed on April 30, 2003 (File Nos. 333-70384 and 811-08401).

c. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on June 20, 2003 (File Nos. 333-70384 and 811-08401).

d. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed on April 29, 2004 (File Nos. 333-70384 and 811-08401).

e. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

g. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed on February 14, 2005 (File Nos. 333-70384 and 811-08401).

h. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment No. 19 filed on September 2, 2005 (File Nos. 333-70384 and 811-08401).

6.a. Declaration and Charter of Depositor, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b. By-laws of Depositor, incorporated by reference to Registrant's Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

7.a. Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 12 filed on December 15, 2004 (File Nos. 333-37175 and 811-08401).

b. Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

c. Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

8.                 Not Applicable

9.                 Opinion and Consent of Counsel, attached hereto.

10. Consent of Independent Registered Public Accounting Firm, attached hereto.

11.                Not Applicable

12.                Not Applicable

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address               Positions and Offices with Depositor

Donald B. Henderson, Jr.                          Director
4A Rivermere Apartments
Bronxville, NY 10708

David L. Porteous                                 Director
20434 Crestview Drive
Reed City, MI 49777

Donald T. DeCarlo                                 Director
200 Manor Road
Douglaston, New York 11363

Joanne P. McCallie                                Director
1 Birch Road
110 Berkowitz
East Lansing, MI 48824

Gary H. Torgow                                    Director
220 West Congress
Detroit, MI 48226-3213

Herbert G. May III                                Chief Administrative Officer & Director
275 Grove St Building 2
4th floor
Auburndale, MA 02466

Richard D. Ash                                    Vice President - Actuary & Appointed Actuary
1 Corporate Way
Lansing, MI 48951

John B. Banez                                     Vice President
1 Corporate Way
Lansing, MI 48951

James P. Binder                                   Vice President
1 Corporate Way
Lansing, MI 48951

John H. Brown                                     Vice President
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                                 Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                                    Vice President & Director
1 Corporate Way
Lansing, MI 48951

James B. Croom                                    Vice President & Deputy General Counsel
1 Corporate Way
Lansing, MI 48951

Gerald W. Decius                                  Vice President
1 Corporate Way
Lansing, MI 48951

Lisa C. Drake                                     Senior Vice President
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                               Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                                  Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

James D. Garrison                                 Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                                  Vice President, Senior Counsel, Assistant Secretary & Director
1 Corporate Way
Lansing, MI 48951

James G. Golembiewski                             Vice President & Chief of Compliance for Separate Accounts, Senior
1 Corporate Way                                   Counsel & Assistant Secretary
Lansing, MI 48951

Andrew B. Hopping                                 Executive Vice President, Chief Financial Officer, Treasurer &
1 Corporate Way                                   Chairman of the Board
Lansing, MI 48951

Stephen A. Hrapkiewicz, Jr.                       Senior Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                  Executive Vice President & Chief Distribution Officer
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Timo P. Kokko                                     Vice President
1 Corporate Way
Lansing, MI 48951

Everett W. Kunzelman                              Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                             President, Chief Executive Officer& Director
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                                   Senior Vice President, General Counsel & Secretary
1 Corporate Way
Lansing, MI 48951

Keith R. Moore                                    Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                                     Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                                 Executive Vice President & Chief Information Officer
1 Corporate Way
Lansing, MI 48951

Mark D. Nerud                                     Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Russell E. Peck                                   Vice President & Director
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                                Vice President
1 Corporate Way
Lansing, MI 48951

James B. Quinn                                    Vice President
1 Corporate Way
Lansing, MI 48951

Greg B. Salsbury                                  Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Kathleen M. Smith                                 Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                                    Executive Vice President
1 Corporate Way
Lansing, MI 48951

Item 26.   Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company                         State of Organization         Control/Ownership             Business Principal

120 Orion, LLC                  South Carolina                100% Jackson National Life    Real Estate
                                                              Insurance Company

Alcona Funding LLC              Delaware                      100% Jackson National Life    Investment Related Company
                                                              Insurance Company

Berrien Funding LLC             Delaware                      100% Jackson National Life    Investment Related Company
                                                              Insurance Company

BH Clearing, LLC                Michigan                      100% Jackson National Life    Broker/Dealer
                                                              Insurance Company

Brook GP                        Delaware                      100% Brook (Holdco 2) Inc.    Holding Company Activities

Brooke LLC                      Delaware                      100% Prudential Four Limited  Holding Company Activities

Brook (Holdco 1) Inc.           Delaware                      100% Prudential (US           Holding Company Activities
                                                              Holdco3) BV

Brook (Holdco 2) Inc.           Delaware                      100% Brook (Holdco 1) Inc.    Holding Company Activities

Brooke Holdings, LLC            Delaware                      100% Brooke Holdings (UK)     Holding Company Activities
                                                              Limited

Brooke Holdings (UK) Limited    United Kingdom                100% Holborn Delaware         Holding Company Activities
                                                              Corporation

Brooke Investment, Inc.         Delaware                      100% Brooke Holdings, Inc.    Investment Related Company

Brooke Life Insurance Company   Michigan                      100% Brooke Holdings, Inc.    Life Insurance

Brooke (Jersey) Limited         United Kingdom                100% Prudential One Limited   Holding Company Activities

Calhoun Funding LLC             Delaware                      100% Jackson National Life    Investment Related Company
                                                              Insurance Company

Crescent Telephone              Delaware                      100% Jackson National Life    Telecommunications
                                                              Insurance Company

Curian Capital, LLC             Michigan                      100% Jackson National Life    Registered Investment
                                                              Insurance Company             Advisor

Equestrian Pointe Investors,    Illinois                      100% Jackson National Life    Real Estate
L.L.C.                                                        Insurance Company

Forty Partners #1, L.C.         Missouri                      100% Jackson National Life    Real Estate
                                                              Insurance Company

GCI Holding Corporation         Delaware                      70% Jackson National Life     Holding Company Activities
                                                              Insurance Company

GS28 Limited                    United Kingdom                100% Brooke Holdings (UK)     Holding Company Activities
                                                              Limited

Hermitage Management, LLC       Michigan                      100% Jackson National Life    Advertising Agency
                                                              Insurance Company

Holborn Delaware Corporation    Delaware                      100% Prudential Four Limited  Holding Company Activities

Holliston Mills                 Delaware                      70% Jackson National Life     Textile Mfg.
                                                              Insurance Company

Industrial Coatings Group       Delaware                      70% Jackson National Life     Textile Mfg.
                                                              Insurance Company

IFC Holdings, Inc.              Delaware                      100% National Planning        Broker/Dealer
                                                              Holdings Inc.

Investment Centers of America   Delaware                      100% IFC Holdings, Inc.       Broker/Dealer

JNL Investors Series Trust      Massachusetts                 100% Jackson National Life    Investment Company
                                                              Insurance Company

Jackson National Asset          Michigan                      100% Jackson National Life    Investment Adviser and
Management, LLC                                               Insurance Company             Transfer Agent

Jackson National Life           Bermuda                       100% Jackson National Life    Life Insurance
(Bermuda) Ltd.                                                Insurance Company

Jackson National Life           Delaware                      100% Jackson National Life    Advertising/Marketing
Distributors, Inc.                                            Insurance Company             Corporation and
                                                                                            Broker/Dealer

Jackson National Life           New York                      100% Jackson National Life    Life Insurance
Insurance Company                                             Insurance Company of New
                                                              York

JNLI LLC                        Delaware                      100% Jackson National Life    Tuscany Notes
                                                              Insurance Company

JNL Series Trust                Massachusetts                 Common Law Trust with         Investment Company
                                                              contractual association
                                                              with Jackson National Life
                                                              Insurance Company of New
                                                              York

JNL Southeast Agency LLC        Michigan                      100% Jackson National Life    Insurance Agency
                                                              Insurance Company

JNL Variable Fund LLC           Delaware                      100% Jackson National         Investment Company
                                                              Separate Account - I

JNLNY Variable Fund I LLC       Delaware                      100% JNLNY Separate Account   Investment Company
                                                              I

LePages Management Company, LP  Delaware                      50% LePages MC, LLC

LePages MC, LLC                 Delaware                      100% PPM Management, Inc.

Life of Georgia Agency, Inc.    Georgia                       100% Brooke Holdings, Inc.    Insurance Agency

Meadows NRH Associates, L.P.    Texas                         100% Meadows NRH, Inc.        Real Estate

Meadows NRH, Inc.               Texas                         100% Jackson National Life    Real Estate
                                                              Insurance Company

National Planning Corporation   Delaware                      100% National Planning        Broker/Dealer and
                                                              Holdings, Inc.                Investment Adviser

National Planning Holdings,     Delaware                      100% Brooke Holdings, Inc.    Holding Company Activities
Inc.

Nicole Finance Inc.             Delaware                      100% Brooke GP                Holding Company Activities

Piedmont Funding LLC            Delaware                      100% Jackson National Life    Investment Related Company
                                                              Insurance Company

PPM Holdings, Inc.              Delaware                      100% Brooke Holdings, Inc.    Holding Company Activities

Prudential plc                  United Kingdom                Publicly Traded               Financial Institution

Prudential Corporation          United Kingdom                100% Prudential Holdings      Holding Company Activities
Holdings, Limited                                             Limited

Prudential Holdings Limited     Scotland                      100% Prudential plc           Holding Company Activities

Prudential One Limited          United Kingdom                100% Prudential plc           Holding Company Activities

Item 27. Number of Contract Owners as of March 23, 2006

     Qualified - 5,341
     Non-qualified - 4,680

Item 28. Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

         (a) Jackson National Life Distributors, Inc. acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

         (b)    Directors and Officers of Jackson National Life Distributors,
                Inc.:

Name and Business Address                               Positions and Offices with Underwriter

Michael A. Wells                                        Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                                       Director and Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                        President and Chief Executive Officer
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Nikhil Advani                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Stephen M. Ash                                          Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Michael Bell                                            Senior Vice President and Chief Legal Officer
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Kristen (West) Billows                                  Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

William Britt                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Tori Bullen                                             Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                                            Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Maura Collins                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Steve Goldberg                                          Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Julia A. Goatley                                        Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                                              Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas Hurley                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Mark Jones                                              Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Steve Kluever                                           Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

James Livingston                                        Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Mantelli                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Susan McClure                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

James McCorkle                                          Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas J. Meyer                                         Secretary
1 Corporate Way
Lansing, MI 48951

Jack Mishler                                            Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Michael Nicola                                          Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Peter Radloff                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Gregory B. Salsbury                                     Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Greg Smith                                              Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

David Sprague                                           Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Daniel Starishevsky                                     Senior Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Townsend                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Ray Trueblood                                           Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Phil Wright                                             Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

         (c)

Name of Principal       Net Underwriting      Compensation on      Brokerage             Compensation
Underwriter             Discounts and         Redemption or        Commissions
                        Commissions           Annuitization


Jackson National Life   Not Applicable        Not Applicable       Not Applicable        Not Applicable
Distributors, Inc.

Item 30. Location of Accounts and Records

           Jackson National Life Insurance Company
           1 Corporate Way
           Lansing, Michigan 48951

           Jackson National Life Insurance Company
           Institutional Marketing Group Service Center
           1 Corporate Way
           Lansing, Michigan 48951

           Jackson National Life Insurance Company
           8055 East Tufts Ave., Second Floor
           Denver, Colorado 80237

           Jackson National Life Insurance Company
           225 West Wacker Drive, Suite 1200
           Chicago, IL  60606

Item 31. Management Services

           Not Applicable

Item 32. Undertakings and Representations

a. Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b. Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c. Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d. Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e. The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 27th day of April, 2006.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By: /s/ Thomas J. Meyer
    -----------------------
     Thomas J. Meyer
     Senior Vice President, General Counsel,
     Secretary and Director

Jackson National Life Insurance Company of New York (Depositor)

By: /s/ Thomas J. Meyer
    -----------------------
     Thomas J. Meyer
     Senior Vice President, General Counsel,
     Secretary and Director

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Thomas J. Meyer*                                          April 27, 2006
-------------------                                           --------------
Clark P. Manning, Jr.                                         Date
President and Chief Executive Officer

/s/ Thomas J. Meyer*                                          April 27, 2006
-------------------                                           --------------
Andrew B. Hopping                                             Date
Executive Vice President, Chief Financial Officer, and
Director

/s/ Thomas J. Meyer*                                          April 27, 2006
-------------------                                           --------------
Herbert G. May III                                            Date
Chief Administrative Officer and Director

/s/ Thomas J. Meyer                                           April 27, 2006
-------------------                                           --------------
Thomas J. Meyer                                               Date
Senior Vice President, General Counsel  and Director

/s/ Thomas J. Meyer*                                          April 27, 2006
-------------------                                           --------------
John J. Brown                                                 Date
Vice President - Government Relations and Director

/s/ Thomas J. Meyer*                                          April 27, 2006
-------------------                                           --------------
Marianne Clone                                                Date
Vice President - Administration -Customer Service Center
and Director


/s/ Thomas J. Meyer*                                          April 27, 2006
-------------------                                           --------------
Julia A. Goatley                                              Date
Vice President, Senior Counsel, Assistant Secretary and
Director

/s/ Thomas J. Meyer*                                          April 27, 2006
-------------------                                           --------------
Russell E. Peck                                               Date
Vice President - Financial Operations and Director


/s/ Thomas J. Meyer*                                          April 27, 2006
-------------------                                           --------------
Donald B. Henderson, Jr.                                      Date
Director


/s/ Thomas J. Meyer*                                          April 27, 2006
-------------------                                           --------------
David C. Porteous                                             Date
Director


/s/ Thomas J. Meyer*                                          April 27, 2006
-------------------                                           --------------
Donald T. DeCarlo                                             Date
Director


/s/ Thomas J. Meyer*                                          April 27, 2006
-------------------                                           --------------
Joanne P. McCallie                                            Date
Director

/s/ Thomas J. Meyer*                                          April 27, 2006
-------------------                                           --------------
Gary H. Torgow                                                Date
Director

* Thomas J. Meyer, Attorney In Fact


                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoints Clark P. Manning, Jr., Andrew B. Hopping, Thomas J. Meyer, Patrick W. Garcy, and Susan S. Rhee, (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNLNY Separate Account I (333-37175, 333-48822, 333-70384, 333-81266, 333-118370 and
333-119659), JNLNY Separate Account II (333-86933), and JNLNY Separate Account IV (333-67092, 333-109762 and 333-118132), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

         IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 27th day of March, 2006.

/s/ Clark P. Manning
--------------------
Clark P. Manning
President and Chief Executive Officer

/s/ Andrew B. Hopping
---------------------
Andrew B. Hopping
Executive Vice President, Chief Financial Officer
and Director

/s/ Herbert G. May III
----------------------
Herbert G. May III
Chief Administrative Officer and Director

/s/ Thomas J. Meyer
-------------------
Thomas J. Meyer
Senior Vice President, General Counsel and Director

/s/ John H. Brown
-----------------
John H. Brown
Vice President - Government Relations and Director

/s/ Marianne Clone
------------------
Marianne Clone
Vice President - Administration - Customer Service
Center and Director

/s/ Julia A. Goatley
--------------------
Julia A. Goatley
Vice President, Senior Counsel, Assistant Secretary
and Director

/s/ Russell E. Peck
-------------------
Russell E. Peck
Vice President - Financial Operations and Director

/s/ Donald B. Henderson, Jr.
----------------------------
Donald B. Henderson, Jr.
Director

/s/ David L. Porteous
---------------------
David L. Porteous
Director

/s/ Donald T. DeCarlo
---------------------
Donald T. DeCarlo
Director

/s/ Joanne P. McCallie
----------------------
Joanne P. McCallie
Director

/s/ Gary H. Torgow
------------------
Gary H. Torgow
Director

                                  EXHIBIT LIST

Exhibit No.        Description

4.ggg. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, attached hereto as EX-4.ggg.

4.hhh. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, attached hereto as EX-4.hhh.

4.iii. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, attached hereto as EX-4.iii.

4.jjj. Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, attached hereto as EX-4.jjj.

4.kkk. Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, attached hereto as EX-4.kkk.

9.                 Opinion and Consent of Counsel, attached hereto as EX-9.

10. Consent of Independent Registered Public Accounting Firm, attached hereto as EX-10.